Quarterly Report
September 30, 2020
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Defensive Global Equity Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.9%
COMMUNICATION SERVICES — 10.6%
Activision Blizzard, Inc.	102,300	$ 8,281,185
Alphabet, Inc. Class A (a)	39,967	58,575,635
Alphabet, Inc. Class C (a)	38,987	57,295,295
AT&T, Inc.	948,440	27,040,025
Cars.com, Inc. (a)	1	8
CenturyLink, Inc.	146,778	1,480,990
Charter Communications, Inc. Class A (a)	19,800	12,361,932
Comcast Corp. Class A	605,266	27,999,605
Discovery, Inc. Class A (a)(b)	20,703	450,704
Discovery, Inc. Class C (a)	43,704	856,598
DISH Network Corp. Class A (a)	29,118	845,296
Electronic Arts, Inc. (a)	38,779	5,057,169
Facebook, Inc. Class A (a)	319,393	83,649,027
Fox Corp. Class A	40,566	1,128,952
Fox Corp. Class B (a)	20,100	562,197
Interpublic Group of Cos., Inc.	44,166	736,247
Live Nation Entertainment, Inc. (a)	16,100	867,468
Netflix, Inc. (a)	58,604	29,303,758
News Corp. Class A	50,888	713,450
News Corp. Class B	11,400	159,372
Omnicom Group, Inc.	27,691	1,370,705
Take-Two Interactive Software, Inc. (a)	14,300	2,362,646
T-Mobile US, Inc. (a)	78,375	8,962,965
Twitter, Inc. (a)	104,400	4,645,800
Verizon Communications, Inc.	550,115	32,726,341
ViacomCBS, Inc. Class B (b)	80,481	2,254,273
Walt Disney Co.	239,864	29,762,325
		399,449,968
CONSUMER DISCRETIONARY — 11.3%
Advance Auto Parts, Inc.	10,200	1,565,700
Amazon.com, Inc. (a)	56,390	177,556,885
Aptiv PLC	34,019	3,118,862
AutoZone, Inc. (a)	3,076	3,622,421
Best Buy Co., Inc.	30,306	3,372,755
Booking Holdings, Inc. (a)	5,424	9,278,728
BorgWarner, Inc.	23,477	909,499
CarMax, Inc. (a)	22,603	2,077,442
Carnival Corp. (b)	69,301	1,051,989
Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	3,686	$ 4,584,315
D.R. Horton, Inc.	44,897	3,395,560
Darden Restaurants, Inc.	18,271	1,840,621
Dollar General Corp.	33,613	7,045,957
Dollar Tree, Inc. (a)	30,626	2,797,379
Domino's Pizza, Inc.	4,800	2,041,344
eBay, Inc.	85,045	4,430,844
Etsy, Inc. (a)	15,700	1,909,591
Expedia Group, Inc.	17,734	1,626,030
Ford Motor Co.	538,838	3,588,661
Gap, Inc.	25,934	441,656
Garmin, Ltd.	18,340	1,739,732
General Motors Co.	165,323	4,891,908
Genuine Parts Co.	18,489	1,759,598
Hanesbrands, Inc. (b)	46,800	737,100
Hasbro, Inc.	19,097	1,579,704
Hilton Worldwide Holdings, Inc.	35,200	3,003,264
Home Depot, Inc.	142,402	39,546,459
L Brands, Inc.	27,121	862,719
Las Vegas Sands Corp.	44,200	2,062,372
Leggett & Platt, Inc.	17,054	702,113
Lennar Corp. Class A	37,706	3,079,826
LKQ Corp. (a)	35,000	970,550
Lowe's Cos., Inc.	99,350	16,478,191
Marriott International, Inc. Class A	36,555	3,384,262
McDonald's Corp.	99,410	21,819,501
MGM Resorts International	59,000	1,283,250
Mohawk Industries, Inc. (a)	6,731	656,878
Newell Brands, Inc.	43,241	742,016
NIKE, Inc. Class B	166,006	20,840,393
Norwegian Cruise Line Holdings, Ltd. (a)	38,400	657,024
NVR, Inc. (a)	470	1,919,066
O'Reilly Automotive, Inc. (a)	9,980	4,601,578
PulteGroup, Inc.	37,162	1,720,229
PVH Corp.	9,249	551,610
Ralph Lauren Corp.	6,279	426,784
Ross Stores, Inc.	48,056	4,484,586
Royal Caribbean Cruises, Ltd. (b)	24,400	1,579,412
Starbucks Corp.	153,630	13,199,890
Tapestry, Inc.	31,328	489,657
Target Corp.	66,872	10,526,990
Tiffany & Co.	14,299	1,656,539
TJX Cos., Inc.	158,974	8,846,903
Tractor Supply Co.	15,426	2,211,163
Ulta Beauty, Inc. (a)	7,800	1,747,044
Under Armour, Inc. Class A (a)	26,624	298,988
Under Armour, Inc. Class C (a)	27,575	271,338
VF Corp.	41,744	2,932,516
Whirlpool Corp.	8,402	1,545,044
Wynn Resorts, Ltd.	11,041	792,854

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	41,602	$ 3,798,263
		426,653,553
CONSUMER STAPLES — 6.9%
Altria Group, Inc.	245,829	9,498,832
Archer-Daniels-Midland Co.	71,032	3,302,278
Brown-Forman Corp. Class B	23,152	1,743,809
Campbell Soup Co.	30,582	1,479,251
Church & Dwight Co., Inc.	31,900	2,989,349
Clorox Co.	17,464	3,670,409
Coca-Cola Co.	514,800	25,415,676
Colgate-Palmolive Co.	113,623	8,766,014
Conagra Brands, Inc.	64,924	2,318,436
Constellation Brands, Inc. Class A	22,350	4,235,548
Costco Wholesale Corp.	58,055	20,609,525
Estee Lauder Cos., Inc. Class A	30,641	6,687,398
General Mills, Inc.	78,542	4,844,470
Hershey Co.	18,667	2,675,728
Hormel Foods Corp.	37,202	1,818,806
J.M. Smucker Co.	14,305	1,652,514
Kellogg Co.	32,028	2,068,688
Kimberly-Clark Corp.	46,127	6,811,113
Kraft Heinz Co.	82,418	2,468,419
Kroger Co.	100,642	3,412,770
Lamb Weston Holdings, Inc.	16,700	1,106,709
McCormick & Co., Inc.	16,092	3,123,457
Molson Coors Beverage Co. Class B	23,553	790,439
Mondelez International, Inc. Class A	188,815	10,847,422
Monster Beverage Corp. (a)	48,035	3,852,407
PepsiCo, Inc.	184,816	25,615,498
Philip Morris International, Inc.	205,012	15,373,850
Procter & Gamble Co.	330,426	45,925,910
Sysco Corp.	64,874	4,036,460
Tyson Foods, Inc. Class A	38,444	2,286,649
Walmart, Inc.	185,403	25,939,734
Walgreens Boots Alliance, Inc.	95,305	3,423,356
		258,790,924
ENERGY — 2.0%
Apache Corp.	47,855	453,187
Baker Hughes Co.	99,679	1,324,734
Cabot Oil & Gas Corp.	55,078	956,154
ChampionX Corp. (a)	1	8
Chevron Corp.	245,312	17,662,464
Concho Resources, Inc.	25,600	1,129,472
ConocoPhillips	139,227	4,572,215
Devon Energy Corp.	44,101	417,195
Diamondback Energy, Inc.	18,500	557,220
EOG Resources, Inc.	76,671	2,755,556
Exxon Mobil Corp.	555,275	19,062,591
Security Description	Shares	Value
Halliburton Co.	123,167	$ 1,484,162
Hess Corp.	32,957	1,348,930
HollyFrontier Corp.	20,000	394,200
Kinder Morgan, Inc.	264,650	3,263,135
Marathon Oil Corp.	104,288	426,538
Marathon Petroleum Corp.	87,241	2,559,651
National Oilwell Varco, Inc.	44,016	398,785
Noble Energy, Inc.	54,625	467,044
Occidental Petroleum Corp.	109,773	1,098,828
ONEOK, Inc.	60,296	1,566,490
Phillips 66	59,573	3,088,264
Pioneer Natural Resources Co.	22,676	1,949,909
Schlumberger, Ltd.	176,050	2,739,338
TechnipFMC PLC	47,791	301,561
Valero Energy Corp.	54,423	2,357,604
Williams Cos., Inc.	159,558	3,135,315
		75,470,550
FINANCIALS — 9.5%
Aflac, Inc.	87,206	3,169,938
Allstate Corp.	41,239	3,882,239
American Express Co.	87,612	8,783,103
American International Group, Inc.	110,601	3,044,846
Ameriprise Financial, Inc.	16,944	2,611,240
Aon PLC Class A	20,398	4,208,107
Arthur J Gallagher & Co.	24,700	2,607,826
Assurant, Inc.	7,885	956,529
Bank of America Corp.	1,018,205	24,528,558
Bank of New York Mellon Corp.	109,194	3,749,722
Berkshire Hathaway, Inc. Class B (a)	262,384	55,872,049
BlackRock, Inc.	18,616	10,491,047
Capital One Financial Corp.	61,595	4,426,217
Cboe Global Markets, Inc.	14,100	1,237,134
Charles Schwab Corp.	156,104	5,655,648
Chubb, Ltd.	60,753	7,054,638
Cincinnati Financial Corp.	20,709	1,614,681
Citigroup, Inc.	273,727	11,800,371
Citizens Financial Group, Inc.	61,400	1,552,192
CME Group, Inc.	48,163	8,058,152
Comerica, Inc.	16,427	628,333
Discover Financial Services	42,828	2,474,602
E*TRADE Financial Corp.	32,642	1,633,732
Everest Re Group, Ltd.	4,700	928,438
Fifth Third Bancorp	98,462	2,099,210
First Republic Bank	22,200	2,421,132
Franklin Resources, Inc.	37,989	773,076
Globe Life, Inc.	12,412	991,719
Goldman Sachs Group, Inc.	45,246	9,093,089
Hartford Financial Services Group, Inc.	49,867	1,838,098
Huntington Bancshares, Inc.	118,291	1,084,728
Intercontinental Exchange, Inc.	75,885	7,592,294

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Invesco, Ltd.	42,111	$ 480,486
JPMorgan Chase & Co.	404,843	38,974,236
KeyCorp	125,196	1,493,588
Lincoln National Corp.	22,682	710,627
Loews Corp.	29,219	1,015,360
M&T Bank Corp.	17,563	1,617,377
MarketAxess Holdings, Inc.	5,000	2,407,950
Marsh & McLennan Cos., Inc.	67,819	7,778,839
MetLife, Inc.	99,370	3,693,583
Moody's Corp.	21,532	6,241,050
Morgan Stanley	161,375	7,802,481
MSCI, Inc.	10,800	3,853,224
Nasdaq, Inc.	15,775	1,935,750
Northern Trust Corp.	27,896	2,175,051
People's United Financial, Inc.	50,366	519,273
PNC Financial Services Group, Inc.	56,675	6,229,149
Principal Financial Group, Inc.	29,565	1,190,583
Progressive Corp.	78,749	7,455,168
Prudential Financial, Inc.	54,702	3,474,671
Raymond James Financial, Inc.	14,100	1,025,916
Regions Financial Corp.	136,246	1,570,916
S&P Global, Inc.	32,168	11,599,781
State Street Corp. (c)	45,678	2,710,076
SVB Financial Group (a)	6,600	1,588,092
Synchrony Financial	68,276	1,786,783
T Rowe Price Group, Inc.	30,755	3,943,406
Travelers Cos., Inc.	34,906	3,776,480
Truist Financial Corp.	178,115	6,777,276
Unum Group	26,705	449,445
US Bancorp	186,822	6,697,569
Wells Fargo & Co.	541,803	12,737,789
Willis Towers Watson PLC	25,245	5,271,661
WR Berkley Corp.	16,500	1,008,975
Zions Bancorp NA	19,395	566,722
		357,422,021
HEALTH CARE — 13.9%
Abbott Laboratories	235,849	25,667,447
AbbVie, Inc.	235,980	20,669,488
ABIOMED, Inc. (a)	5,700	1,579,242
Agilent Technologies, Inc.	42,693	4,309,431
Alexion Pharmaceuticals, Inc. (a)	28,673	3,281,051
Align Technology, Inc. (a)	9,600	3,142,656
AmerisourceBergen Corp.	20,234	1,961,079
Amgen, Inc.	77,354	19,660,293
Anthem, Inc.	33,419	8,976,009
Baxter International, Inc.	65,379	5,257,779
Becton Dickinson and Co.	39,056	9,087,550
Biogen, Inc. (a)	20,984	5,952,741
Bio-Rad Laboratories, Inc. Class A (a)	2,800	1,443,288
Boston Scientific Corp. (a)	192,757	7,365,245
Security Description	Shares	Value
Bristol-Myers Squibb Co.	297,575	$ 17,940,797
Cardinal Health, Inc.	39,033	1,832,599
Catalent, Inc. (a)	21,600	1,850,256
Centene Corp. (a)	75,004	4,374,983
Cerner Corp.	39,637	2,865,359
Cigna Corp.	49,441	8,375,800
Cooper Cos., Inc.	6,700	2,258,704
CVS Health Corp.	172,894	10,097,010
Danaher Corp.	84,594	18,215,626
DaVita, Inc. (a)	10,128	867,463
DENTSPLY SIRONA, Inc.	25,434	1,112,229
DexCom, Inc. (a)	12,400	5,111,652
Edwards Lifesciences Corp. (a)	84,330	6,731,221
Eli Lilly & Co.	104,372	15,449,143
Gilead Sciences, Inc.	165,852	10,480,188
HCA Healthcare, Inc.	35,500	4,426,140
Henry Schein, Inc. (a)	18,700	1,099,186
Hologic, Inc. (a)	34,300	2,279,921
Humana, Inc.	17,790	7,363,103
IDEXX Laboratories, Inc. (a)	10,900	4,284,899
Illumina, Inc. (a)	19,800	6,119,784
Incyte Corp. (a)	23,700	2,126,838
Intuitive Surgical, Inc. (a)	15,444	10,958,136
IQVIA Holdings, Inc. (a)	25,200	3,972,276
Johnson & Johnson	349,308	52,004,975
Laboratory Corp. of America Holdings (a)	12,975	2,442,803
McKesson Corp.	21,152	3,150,167
Medtronic PLC	179,893	18,694,481
Merck & Co., Inc.	335,772	27,852,287
Mettler-Toledo International, Inc. (a)	3,200	3,090,400
Mylan NV (a)	64,402	955,082
PerkinElmer, Inc.	14,086	1,767,934
Perrigo Co. PLC	15,386	706,371
Pfizer, Inc.	739,633	27,144,531
Quest Diagnostics, Inc.	18,142	2,077,078
Regeneron Pharmaceuticals, Inc. (a)	14,142	7,916,409
ResMed, Inc.	20,200	3,462,886
STERIS PLC	11,700	2,061,423
Stryker Corp.	42,794	8,916,986
Teleflex, Inc.	6,200	2,110,604
Thermo Fisher Scientific, Inc.	52,812	23,317,554
UnitedHealth Group, Inc.	125,574	39,150,206
Universal Health Services, Inc. Class B	9,200	984,584
Varian Medical Systems, Inc. (a)	12,729	2,189,388
Vertex Pharmaceuticals, Inc. (a)	34,152	9,293,442
Waters Corp. (a)	8,650	1,692,632
West Pharmaceutical Services, Inc.	9,300	2,556,570
Zimmer Biomet Holdings, Inc.	27,425	3,733,640

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	62,920	$ 10,405,080
		526,224,125
INDUSTRIALS — 8.1%
3M Co.	75,929	12,162,307
A.O. Smith Corp.	17,500	924,000
Alaska Air Group, Inc.	15,500	567,765
Allegion PLC	11,996	1,186,524
American Airlines Group, Inc. (b)	76,400	938,956
AMETEK, Inc.	29,899	2,971,961
Boeing Co.	70,764	11,694,459
C.H. Robinson Worldwide, Inc.	18,379	1,878,150
Carrier Global Corp.	111,279	3,398,461
Caterpillar, Inc.	71,624	10,682,720
Cintas Corp.	11,066	3,683,097
Copart, Inc. (a)	27,100	2,849,836
CSX Corp.	103,255	8,019,816
Cummins, Inc.	19,414	4,099,460
Deere & Co.	41,883	9,282,529
Delta Air Lines, Inc.	80,534	2,462,730
Dover Corp.	20,150	2,183,051
Eaton Corp. PLC	51,525	5,257,096
Emerson Electric Co.	80,079	5,250,780
Equifax, Inc.	16,088	2,524,207
Expeditors International of Washington, Inc.	23,476	2,125,048
Fastenal Co.	73,216	3,301,309
FedEx Corp.	31,350	7,885,152
Flowserve Corp.	17,445	476,074
Fortive Corp.	44,349	3,379,837
Fortune Brands Home & Security, Inc.	18,000	1,557,360
General Dynamics Corp.	31,272	4,328,983
General Electric Co.	1,155,788	7,200,559
Honeywell International, Inc.	92,278	15,189,882
Howmet Aerospace, Inc.	50,186	839,110
Huntington Ingalls Industries, Inc.	5,400	760,050
IDEX Corp.	9,700	1,769,377
IHS Markit, Ltd.	49,100	3,854,841
Illinois Tool Works, Inc.	39,100	7,554,511
Ingersoll Rand, Inc. (a)	47,387	1,686,977
Jacobs Engineering Group, Inc.	17,243	1,599,633
JB Hunt Transport Services, Inc.	11,600	1,466,008
Johnson Controls International PLC	98,108	4,007,712
Kansas City Southern	13,196	2,386,233
L3Harris Technologies, Inc.	28,221	4,793,055
Lockheed Martin Corp.	32,471	12,445,485
Masco Corp.	33,984	1,873,538
Nielsen Holdings PLC	46,225	655,471
Norfolk Southern Corp.	33,187	7,101,686
Northrop Grumman Corp.	20,925	6,601,628
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	12,850	$ 2,324,822
Otis Worldwide Corp.	51,589	3,220,185
PACCAR, Inc.	47,939	4,088,238
Parker-Hannifin Corp.	16,889	3,417,320
Pentair PLC	19,604	897,275
Quanta Services, Inc.	20,007	1,057,570
Raytheon Technologies Corp.	200,901	11,559,844
Republic Services, Inc.	27,489	2,566,098
Robert Half International, Inc.	15,966	845,240
Rockwell Automation, Inc.	14,726	3,249,734
Rollins, Inc.	17,250	934,777
Roper Technologies, Inc.	13,565	5,359,667
Snap-on, Inc.	6,240	918,091
Southwest Airlines Co.	82,559	3,095,962
Stanley Black & Decker, Inc.	20,157	3,269,465
Teledyne Technologies, Inc. (a)	4,700	1,457,987
Textron, Inc.	28,933	1,044,192
Trane Technologies PLC	30,484	3,696,185
TransDigm Group, Inc.	7,500	3,563,400
Union Pacific Corp.	89,298	17,580,097
United Airlines Holdings, Inc. (a)	35,000	1,216,250
United Parcel Service, Inc. Class B	92,791	15,461,764
United Rentals, Inc. (a)	8,600	1,500,700
Verisk Analytics, Inc.	22,500	4,169,475
W.W. Grainger, Inc.	6,057	2,160,956
Waste Management, Inc.	50,135	5,673,778
Westinghouse Air Brake Technologies Corp.	23,166	1,433,512
Xylem, Inc.	22,858	1,922,815
		304,542,823
INFORMATION TECHNOLOGY — 27.6%
Accenture PLC Class A	83,718	18,919,431
Adobe, Inc. (a)	63,944	31,360,056
Advanced Micro Devices, Inc. (a)	154,400	12,659,256
Akamai Technologies, Inc. (a)	21,290	2,353,397
Amphenol Corp. Class A	40,520	4,387,100
Analog Devices, Inc.	47,752	5,574,569
ANSYS, Inc. (a)	10,900	3,566,807
Apple, Inc.	2,132,296	246,941,200
Applied Materials, Inc.	124,054	7,375,010
Arista Networks, Inc. (a)	6,900	1,427,817
Autodesk, Inc. (a)	29,206	6,746,878
Automatic Data Processing, Inc.	57,152	7,972,133
Broadcom, Inc.	53,591	19,524,273
Broadridge Financial Solutions, Inc.	15,600	2,059,200
Cadence Design Systems, Inc. (a)	36,600	3,902,658
CDW Corp.	19,100	2,283,023

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	556,790	$ 21,931,958
Citrix Systems, Inc.	16,689	2,298,242
Cognizant Technology Solutions Corp. Class A	71,841	4,987,202
Corning, Inc.	100,726	3,264,530
DXC Technology Co.	29,138	520,113
F5 Networks, Inc. (a)	7,741	950,363
Fidelity National Information Services, Inc.	82,291	12,114,058
Fiserv, Inc. (a)	73,124	7,535,428
FleetCor Technologies, Inc. (a)	11,100	2,642,910
FLIR Systems, Inc.	17,761	636,732
Fortinet, Inc. (a)	18,600	2,191,266
Gartner, Inc. (a)	11,400	1,424,430
Global Payments, Inc.	40,368	7,168,549
Hewlett Packard Enterprise Co.	178,953	1,676,790
HP, Inc.	188,453	3,578,722
Intel Corp.	564,636	29,236,852
International Business Machines Corp.	116,695	14,198,281
Intuit, Inc.	34,437	11,233,694
IPG Photonics Corp. (a)	4,100	696,877
Jack Henry & Associates, Inc.	10,400	1,690,936
Juniper Networks, Inc.	42,349	910,504
Keysight Technologies, Inc. (a)	24,100	2,380,598
KLA Corp.	19,832	3,842,252
Lam Research Corp.	19,377	6,428,320
Leidos Holdings, Inc.	18,300	1,631,445
Mastercard, Inc. Class A	117,351	39,684,588
Maxim Integrated Products, Inc.	36,100	2,440,721
Microchip Technology, Inc.	35,083	3,605,129
Micron Technology, Inc. (a)	147,034	6,904,717
Microsoft Corp.	1,003,858	211,141,453
Motorola Solutions, Inc.	21,772	3,414,067
NetApp, Inc.	26,114	1,144,838
NortonLifeLock, Inc.	72,860	1,518,402
NVIDIA Corp.	81,444	44,079,122
Oracle Corp.	254,235	15,177,830
Paychex, Inc.	44,507	3,550,323
Paycom Software, Inc. (a)	7,100	2,210,230
PayPal Holdings, Inc. (a)	155,745	30,686,437
Qorvo, Inc. (a)	14,800	1,909,348
QUALCOMM, Inc.	148,026	17,419,700
salesforce.com, Inc. (a)	121,395	30,508,991
Seagate Technology PLC	29,424	1,449,720
ServiceNow, Inc. (a)	25,200	12,222,000
Skyworks Solutions, Inc.	22,500	3,273,750
Synopsys, Inc. (a)	19,300	4,129,814
TE Connectivity, Ltd.	44,551	4,354,415
Teradyne, Inc.	21,800	1,732,228
Texas Instruments, Inc.	120,793	17,248,032
Tyler Technologies, Inc. (a)	5,100	1,777,656
VeriSign, Inc. (a)	13,401	2,745,195
Security Description	Shares	Value
Visa, Inc. Class A	223,860	$ 44,765,284
Western Digital Corp.	41,353	1,511,452
Western Union Co.	53,945	1,156,041
Xerox Holdings Corp.	25,527	479,142
Xilinx, Inc.	32,160	3,352,358
Zebra Technologies Corp. Class A (a)	7,500	1,893,450
		1,039,710,293
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	29,302	8,727,894
Albemarle Corp.	15,900	1,419,552
Alcoa Corp. (a)	1	12
Amcor PLC	219,026	2,420,237
Avery Dennison Corp.	10,670	1,364,053
Ball Corp.	45,532	3,784,620
Celanese Corp.	15,400	1,654,730
CF Industries Holdings, Inc.	28,520	875,849
Corteva, Inc.	97,182	2,799,813
Dow, Inc.	99,948	4,702,553
DuPont de Nemours, Inc.	98,382	5,458,233
Eastman Chemical Co.	20,136	1,573,024
Ecolab, Inc.	33,000	6,594,720
FMC Corp.	16,678	1,766,367
Freeport-McMoRan, Inc.	199,040	3,112,986
International Flavors & Fragrances, Inc.	14,651	1,794,015
International Paper Co.	54,403	2,205,498
Linde PLC	69,063	16,445,972
LyondellBasell Industries NV Class A	34,758	2,450,091
Martin Marietta Materials, Inc.	7,945	1,869,935
Mosaic Co.	39,684	725,027
Newmont Corp.	106,933	6,784,899
Nucor Corp.	38,548	1,729,263
Packaging Corp. of America	11,900	1,297,695
PPG Industries, Inc.	32,654	3,986,400
Sealed Air Corp.	18,323	711,116
Sherwin-Williams Co.	10,809	7,531,063
Vulcan Materials Co.	18,171	2,462,897
Westrock Co.	32,036	1,112,931
		97,361,445
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	16,900	2,704,000
American Tower Corp. REIT	58,418	14,121,383
Apartment Investment and Management Co. Class A, REIT	18,795	633,767
AvalonBay Communities, Inc. REIT	17,769	2,653,623
Boston Properties, Inc. REIT	18,246	1,465,154
CBRE Group, Inc. Class A (a)	46,267	2,173,161
Crown Castle International Corp. REIT	55,258	9,200,457
Digital Realty Trust, Inc. REIT	35,600	5,224,656

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Duke Realty Corp. REIT	46,700	$ 1,723,230
Equinix, Inc. REIT	11,843	9,002,220
Equity Residential REIT	43,419	2,228,697
Essex Property Trust, Inc. REIT	8,445	1,695,672
Extra Space Storage, Inc. REIT	16,500	1,765,335
Federal Realty Investment Trust REIT	8,000	587,520
Healthpeak Properties, Inc. REIT	73,023	1,982,574
Host Hotels & Resorts, Inc. REIT	82,062	885,449
Iron Mountain, Inc. REIT (b)	36,181	969,289
Kimco Realty Corp. REIT	48,053	541,077
Mid-America Apartment Communities, Inc. REIT	14,500	1,681,275
Prologis, Inc. REIT	97,850	9,845,667
Public Storage REIT	19,835	4,417,651
Realty Income Corp. REIT	43,600	2,648,700
Regency Centers Corp. REIT	21,200	806,024
SBA Communications Corp. REIT	14,800	4,713,504
Simon Property Group, Inc. REIT	41,180	2,663,522
SL Green Realty Corp. REIT (b)	9,300	431,241
UDR, Inc. REIT	37,300	1,216,353
Ventas, Inc. REIT	47,397	1,988,778
Vornado Realty Trust REIT	18,068	609,072
Welltower, Inc. REIT	57,119	3,146,686
Weyerhaeuser Co. REIT	102,387	2,920,077
		96,645,814
UTILITIES — 2.9%
AES Corp.	91,136	1,650,473
Alliant Energy Corp.	30,600	1,580,490
Ameren Corp.	31,204	2,467,612
American Electric Power Co., Inc.	67,809	5,542,030
American Water Works Co., Inc.	25,200	3,650,976
Atmos Energy Corp.	14,900	1,424,291
CenterPoint Energy, Inc.	78,576	1,520,446
CMS Energy Corp.	36,455	2,238,702
Consolidated Edison, Inc.	46,552	3,621,746
Dominion Energy, Inc.	111,366	8,790,118
DTE Energy Co.	25,045	2,881,177
Duke Energy Corp.	96,992	8,589,612
Edison International	52,214	2,654,560
Entergy Corp.	25,098	2,472,906
Evergy, Inc.	31,299	1,590,615
Eversource Energy	44,917	3,752,815
Exelon Corp.	126,584	4,526,644
Security Description	Shares	Value
FirstEnergy Corp.	67,593	$ 1,940,595
NextEra Energy, Inc.	64,364	17,864,872
NiSource, Inc.	47,904	1,053,888
NRG Energy, Inc.	28,702	882,299
Pinnacle West Capital Corp.	14,104	1,051,453
PPL Corp.	96,619	2,629,003
Public Service Enterprise Group, Inc.	69,788	3,832,059
Sempra Energy	38,862	4,599,706
Southern Co.	140,659	7,626,531
WEC Energy Group, Inc.	41,582	4,029,296
Xcel Energy, Inc.	71,851	4,958,437
		109,423,352
TOTAL COMMON STOCKS (Cost $2,504,656,350)		3,691,694,868

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (d) (e)	124,595,221	124,595,221
State Street Navigator Securities Lending Portfolio II (c) (f)	2,839,384	2,839,384
TOTAL SHORT-TERM INVESTMENTS (Cost $127,434,605)		127,434,605
TOTAL INVESTMENTS — 101.3% (Cost $2,632,090,955)		3,819,129,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(50,153,025)
NET ASSETS — 100.0%		$ 3,768,976,448
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	444	12/18/2020	$74,040,002	$74,414,400	$374,398
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,691,694,868	$—	$—	$3,691,694,868
Short-Term Investments	127,434,605	—	—	127,434,605
TOTAL INVESTMENTS	$3,819,129,473	$—	$—	$3,819,129,473
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	374,398	—	—	374,398
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 374,398	$—	$—	$ 374,398
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,819,503,871	$—	$—	$3,819,503,871
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	41,778	$ 3,304,640	$ 256,878	$ —	$ —	$(851,442)	45,678	$ 2,710,076	$ 71,258
State Street Institutional Liquid Reserves Fund, Premier Class	116,650,458	116,662,123	75,576,793	192,251,388	16,656	(4,184)	—	—	457,628
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	735,297,724	610,702,503	—	—	124,595,221	124,595,221	323,838
State Street Navigator Securities Lending Portfolio II	7,182,686	7,182,686	34,958,086	39,301,388	—	—	2,839,384	2,839,384	31,031
Total		$127,149,449	$846,089,481	$842,255,279	$16,656	$(855,626)		$130,144,681	$883,755
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 268,169
4.20%, 4/15/2024	25,000	27,700
4.65%, 10/1/2028	10,000	11,846
5.40%, 10/1/2048	25,000	29,305
Omnicom Group, Inc. 2.45%, 4/30/2030	100,000	102,899
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (b)	100,000	112,676
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,270
		578,865
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	34,723
2.80%, 3/1/2023	25,000	25,467
2.95%, 2/1/2030 (b)	50,000	48,387
3.25%, 3/1/2028	25,000	24,704
3.38%, 6/15/2046	25,000	21,589
3.50%, 3/1/2039	250,000	228,627
3.55%, 3/1/2038	165,000	149,726
3.65%, 3/1/2047	100,000	88,925
3.75%, 2/1/2050	50,000	45,626
3.83%, 3/1/2059	250,000	221,705
4.51%, 5/1/2023	400,000	421,492
4.88%, 5/1/2025	335,000	364,661
5.04%, 5/1/2027	150,000	165,649
5.15%, 5/1/2030	200,000	224,810
5.71%, 5/1/2040	150,000	176,562
5.81%, 5/1/2050	200,000	243,064
5.93%, 5/1/2060	150,000	185,547
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,896
2.38%, 11/15/2024	250,000	267,337
3.63%, 4/1/2030	100,000	118,944
4.25%, 4/1/2050	60,000	78,142
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	16,403
3.83%, 4/27/2025	50,000	55,864
3.85%, 6/15/2023	70,000	75,834
3.85%, 12/15/2026	50,000	57,441
4.40%, 6/15/2028	100,000	119,301
Security Description	Principal Amount	Value
Lockheed Martin Corp.:
1.85%, 6/15/2030	$ 45,000	$ 46,795
2.80%, 6/15/2050	50,000	52,507
3.55%, 1/15/2026	100,000	113,838
3.60%, 3/1/2035	50,000	60,164
4.70%, 5/15/2046	110,000	149,456
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	156,286
2.93%, 1/15/2025	150,000	163,237
3.25%, 8/1/2023	200,000	215,850
3.25%, 1/15/2028	150,000	168,664
4.03%, 10/15/2047	100,000	122,317
4.75%, 6/1/2043	25,000	32,500
Raytheon Technologies Corp.:
2.25%, 7/1/2030	200,000	210,672
2.80%, 3/15/2022 (c)	200,000	206,200
3.13%, 5/4/2027	200,000	222,184
3.13%, 7/1/2050	200,000	212,416
3.50%, 3/15/2027 (c)	136,000	153,112
4.13%, 11/16/2028	60,000	70,996
4.35%, 4/15/2047 (c)	100,000	123,867
4.50%, 6/1/2042	100,000	125,969
4.63%, 11/16/2048	35,000	45,757
6.13%, 7/15/2038	50,000	72,125
United Technologies Corp. 4.45%, 11/16/2038	20,000	24,606
		6,235,944
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	208,118
3.49%, 2/14/2022	15,000	15,594
3.80%, 2/14/2024	40,000	43,661
3.88%, 9/16/2046	100,000	102,305
4.00%, 1/31/2024	25,000	27,457
4.40%, 2/14/2026	225,000	259,522
4.50%, 5/2/2043	25,000	27,541
4.80%, 2/14/2029	40,000	47,344
5.80%, 2/14/2039	285,000	364,011
5.95%, 2/14/2049	75,000	100,366
6.20%, 2/14/2059	15,000	20,433
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	25,140
2.73%, 3/25/2031 (b)	50,000	49,940
2.76%, 8/15/2022	100,000	103,550
2.79%, 9/6/2024	70,000	73,945
3.22%, 8/15/2024	50,000	53,442
3.22%, 9/6/2026	100,000	107,472
3.46%, 9/6/2029	100,000	106,622
3.56%, 8/15/2027	100,000	108,048
3.73%, 9/25/2040	30,000	30,406
3.98%, 9/25/2050	250,000	248,362
4.39%, 8/15/2037	100,000	108,147
4.54%, 8/15/2047	105,000	112,218
4.70%, 4/2/2027	250,000	287,087
4.76%, 9/6/2049	100,000	109,195

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/2026	$ 25,000	$ 25,108
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	32,571
4.35%, 3/15/2024	100,000	110,000
Philip Morris International, Inc.:
2.13%, 5/10/2023	75,000	77,762
2.63%, 2/18/2022	25,000	25,729
2.75%, 2/25/2026	125,000	136,664
3.13%, 3/2/2028	200,000	221,260
4.13%, 3/4/2043	25,000	29,328
4.25%, 11/10/2044	250,000	300,360
4.50%, 3/20/2042	50,000	61,234
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,758
5.70%, 8/15/2035	25,000	31,214
5.85%, 8/15/2045	175,000	213,027
		4,056,941
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	17,539	14,308
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	89,176	83,906
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	72,392	67,317
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	100,000	96,886
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	25,000	25,705
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	94,263
4.75%, 5/4/2023	250,000	266,725
5.13%, 6/15/2027	100,000	109,057
5.25%, 5/4/2025	90,000	99,169
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	42,085	40,658
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	104,448	98,546
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$ 69,257	$ 68,967
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	65,000	60,812
		1,126,319
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	54,488
3.25%, 3/27/2040	200,000	228,760
3.38%, 3/27/2050 (b)	150,000	175,093
3.88%, 11/1/2045 (b)	30,000	37,190
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	15,651
3.75%, 9/15/2025	25,000	28,057
VF Corp.:
2.40%, 4/23/2025	100,000	106,051
2.95%, 4/23/2030	65,000	70,805
		716,095
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	65,000	66,565
Series MTN, 2.15%, 9/10/2024 (b)	100,000	105,098
Series MTN, 2.90%, 2/16/2024	50,000	53,435
Series MTN, 3.63%, 10/10/2023	300,000	326,655
Cummins, Inc. 1.50%, 9/1/2030	200,000	198,920
General Motors Co.:
5.15%, 4/1/2038	200,000	213,522
5.20%, 4/1/2045	200,000	215,368
5.40%, 10/2/2023	250,000	275,642
6.13%, 10/1/2025	250,000	290,422
6.60%, 4/1/2036	100,000	121,263
6.75%, 4/1/2046	25,000	30,756
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	256,790
3.45%, 1/14/2022	50,000	51,259
3.55%, 7/8/2022	50,000	51,655
3.70%, 5/9/2023	100,000	104,590
3.95%, 4/13/2024	150,000	158,998
4.00%, 1/15/2025	35,000	37,399
4.15%, 6/19/2023	200,000	212,304
4.20%, 11/6/2021	250,000	257,657
4.35%, 1/17/2027	185,000	201,112
5.20%, 3/20/2023	250,000	271,222
5.25%, 3/1/2026	100,000	112,812

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	$ 30,000	$ 30,926
Series MTN, 2.30%, 8/10/2022	50,000	51,750
Series MTN, 2.65%, 5/10/2022	50,000	51,801
Series MTN, 2.65%, 4/6/2023	80,000	84,388
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	26,077
Series GMTN, 3.05%, 1/11/2028	50,000	56,091
Series GMTN, 3.45%, 9/20/2023	100,000	108,564
Series MTN, 0.45%, 7/22/2022	100,000	100,216
Series MTN, 1.15%, 5/26/2022	150,000	151,911
Series MTN, 1.15%, 8/13/2027	60,000	59,883
Series MTN, 1.35%, 8/25/2023	150,000	153,810
Series MTN, 1.80%, 2/13/2025	150,000	156,756
Series MTN, 2.15%, 9/8/2022	50,000	51,674
Series MTN, 2.60%, 1/11/2022	200,000	205,694
Series MTN, 2.90%, 4/17/2024	50,000	53,851
Series MTN, 3.40%, 4/14/2025	100,000	111,401
		5,068,237
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	28,630
4.40%, 10/1/2046	30,000	28,558
Aptiv PLC 4.35%, 3/15/2029	45,000	50,991
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	52,702
Lear Corp.:
3.50%, 5/30/2030	25,000	25,500
4.25%, 5/15/2029	25,000	27,020
5.25%, 5/15/2049	30,000	32,543
		245,944
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. 2.63%, 5/19/2022	250,000	259,137
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	198,958
Security Description	Principal Amount	Value
Banco Santander SA:
2.75%, 5/28/2025	$ 200,000	$ 210,014
3.13%, 2/23/2023	200,000	209,434
4.38%, 4/12/2028	200,000	227,090
Bank of America Corp.:
6.11%, 1/29/2037	75,000	105,820
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	266,262
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	96,000	100,776
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	250,000	273,225
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	234,000	241,944
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	100,000	121,510
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	243,714
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	735,000	778,262
Series GMTN, 3.50%, 4/19/2026	130,000	145,861
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	250,000	280,872
Series L, 3.95%, 4/21/2025	50,000	55,557
Series MTN, 2.50%, 10/21/2022	50,000	51,066
Series MTN, 4.00%, 4/1/2024	50,000	55,405
Series MTN, 4.13%, 1/22/2024	25,000	27,686
Series MTN, 4.20%, 8/26/2024	50,000	55,668
Series MTN, 4.88%, 4/1/2044	50,000	67,806
Series MTN, 5.00%, 1/21/2044	100,000	138,000
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	75,000	79,123
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	500,000	541,620
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	250,000	261,740
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	250,000	279,245

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	$ 250,000	$ 269,547
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	200,000	206,340
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	100,000	110,215
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	75,000	80,711
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	150,000	173,976
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	500,000	586,395
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	150,000	178,907
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	194,264
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	250,000	308,737
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (d)	250,000	250,323
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (d)	200,000	201,294
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (d)	400,000	406,944
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	350,000	356,496
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	270,000	280,395
Bank of Montreal:
Series MTN, 2.05%, 11/1/2022	60,000	62,037
Series MTN, 2.50%, 6/28/2024	65,000	69,199
Series MTN, 2.55%, 11/6/2022	30,000	31,340
Series MTN, 2.90%, 3/26/2022	100,000	103,769
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	109,573
Series MTN, 2.20%, 8/16/2023	200,000	209,824
Security Description	Principal Amount	Value
Series MTN, 2.60%, 2/7/2022	$ 125,000	$ 128,586
Series MTN, 3.25%, 5/16/2027	100,000	113,766
Series MTN, 3.30%, 8/23/2029	250,000	285,872
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	250,000	286,575
Bank of Nova Scotia:
1.30%, 6/11/2025	150,000	152,889
1.63%, 5/1/2023	400,000	410,680
2.70%, 3/7/2022	100,000	103,346
Barclays Bank PLC 1.70%, 5/12/2022	250,000	254,230
Barclays PLC:
3.68%, 1/10/2023	200,000	206,352
4.38%, 1/12/2026	50,000	56,151
5.25%, 8/17/2045	25,000	32,919
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	250,000	268,287
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	250,000	268,107
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	233,750
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (d)	200,000	207,754
5 year CMT + 2.90%, 3.56%, 9/23/2035 (d)	250,000	247,320
BBVA USA 2.50%, 8/27/2024	250,000	260,612
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	277,307
BPCE SA 4.00%, 4/15/2024	250,000	277,185
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	51,937
3.10%, 4/2/2024 (b)	100,000	107,952
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	50,000	51,773
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	273,950
Citigroup, Inc.:
2.70%, 10/27/2022	250,000	260,597
2.75%, 4/25/2022	300,000	310,059
3.20%, 10/21/2026	300,000	330,666
3.75%, 6/16/2024	25,000	27,554
4.13%, 7/25/2028	70,000	80,328
4.30%, 11/20/2026	50,000	57,190

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 6/10/2025	$ 250,000	$ 281,595
4.45%, 9/29/2027	150,000	173,988
4.65%, 7/30/2045	25,000	32,656
4.65%, 7/23/2048	250,000	328,075
5.30%, 5/6/2044	50,000	66,385
6.68%, 9/13/2043	175,000	265,786
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	250,000	269,655
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	100,000	103,791
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	250,000	277,975
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	250,000	288,125
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	100,000	112,211
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	250,000	283,060
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	150,000	187,025
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	50,000	50,925
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	100,000	107,935
SOFR + 1.67%, 1.68%, 5/15/2024 (d)	500,000	512,110
SOFR + 2.11%, 2.57%, 6/3/2031 (b) (d)	150,000	157,527
SOFR + 2.75%, 3.11%, 4/8/2026 (d)	250,000	270,065
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	250,000	299,375
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	250,000	341,677
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	266,007
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	79,392
2.85%, 7/27/2026 (b)	25,000	27,496
Comerica, Inc.:
3.70%, 7/31/2023	50,000	54,138
4.00%, 2/1/2029	50,000	56,878
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	262,917
3.88%, 2/8/2022	50,000	52,366
4.38%, 8/4/2025	250,000	282,282
5.75%, 12/1/2043	50,000	71,602
Security Description	Principal Amount	Value
Credit Suisse AG:
1.00%, 5/5/2023	$ 250,000	$ 252,565
2.80%, 4/8/2022	250,000	258,882
Series MTN, 3.63%, 9/9/2024	500,000	553,235
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	161,402
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	258,245
3.70%, 5/30/2024	50,000	52,586
3.95%, 2/27/2023	250,000	262,747
4.25%, 10/14/2021	200,000	205,534
SOFR + 2.16%, 2.22%, 9/18/2024 (d)	250,000	251,957
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	264,522
Series BKNT, 3.45%, 7/27/2026	25,000	27,374
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	116,369
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	256,882
FNB Corp. 2.20%, 2/24/2023	10,000	10,072
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	175,403
3.00%, 4/26/2022	250,000	253,615
3.50%, 1/23/2025	50,000	54,756
3.50%, 4/1/2025	250,000	275,672
3.50%, 11/16/2026	250,000	276,480
3.63%, 1/22/2023	25,000	26,697
3.75%, 2/25/2026	50,000	56,292
3.80%, 3/15/2030 (b)	250,000	289,205
4.00%, 3/3/2024	50,000	55,090
4.75%, 10/21/2045	50,000	65,297
5.15%, 5/22/2045	250,000	327,632
5.95%, 1/15/2027	50,000	61,794
6.25%, 2/1/2041	200,000	299,038
6.75%, 10/1/2037	150,000	216,486
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	250,000	259,302
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	500,000	582,475
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	232,696
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	350,000	423,052
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	250,000	280,267

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	$ 325,000	$ 351,484
Series MTN, 4.80%, 7/8/2044	50,000	65,421
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	266,287
4.30%, 3/8/2026	250,000	281,310
4.95%, 3/31/2030	250,000	301,985
5.25%, 3/14/2044	250,000	316,262
6.50%, 9/15/2037	200,000	271,296
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	250,000	260,660
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	267,560
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	200,000	223,204
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	250,000	288,222
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	250,000	276,487
SOFR + 1.73%, 2.01%, 9/22/2028 (b) (d)	200,000	198,662
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	200,000	206,818
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	25,552
4.00%, 5/15/2025	100,000	113,873
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	271,757
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	253,720
ING Groep NV:
3.55%, 4/9/2024	200,000	217,812
4.55%, 10/2/2028	200,000	242,116
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (b)	50,000	55,423
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	131,859
2.95%, 10/1/2026	350,000	384,730
2.97%, 1/15/2023	50,000	51,602
3.38%, 5/1/2023	75,000	79,778
3.88%, 2/1/2024	50,000	55,205
4.13%, 12/15/2026	50,000	58,074
4.25%, 10/1/2027	80,000	93,079
4.85%, 2/1/2044 (b)	50,000	67,491
4.95%, 6/1/2045	50,000	67,545
5.40%, 1/6/2042 (b)	50,000	71,849
5.50%, 10/15/2040	150,000	213,831
5.63%, 8/16/2043	250,000	362,367
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	$ 155,000	$ 161,026
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	75,000	80,361
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	200,000	216,796
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	338,000	349,651
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	185,000	208,086
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	100,000	107,560
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	125,000	143,528
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	200,000	236,256
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	250,000	283,087
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	200,000	235,892
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	200,000	224,392
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	120,959
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	50,000	60,801
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	125,130
SOFR + 1.46%, 1.51%, 6/1/2024 (d)	200,000	204,146
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	370,000	384,430
SOFR + 1.79%, 4.49%, 3/24/2031 (d)	250,000	305,080
SOFR + 1.85%, 2.08%, 4/22/2026 (d)	250,000	260,955
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	200,000	208,868
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	500,000	531,605
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	250,000	266,870
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	165,000	179,380

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.52%, 2.96%, 5/13/2031 (d)	$ 65,000	$ 69,675
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	259,332
Series MTN, 3.40%, 5/20/2026	25,000	28,033
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	105,938
Series MTN, 4.15%, 10/29/2025	65,000	74,839
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,709
2.25%, 10/1/2021	50,000	51,018
Series GMTN, 1.75%, 7/27/2026 (b)	50,000	53,461
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	110,934
3.90%, 3/12/2024	250,000	271,442
4.34%, 1/9/2048	200,000	234,774
4.55%, 8/16/2028 (b)	250,000	294,457
4.65%, 3/24/2026	100,000	110,756
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	200,000	207,526
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	250,000	261,762
2.67%, 7/25/2022	300,000	310,884
2.76%, 9/13/2026	25,000	27,115
3.00%, 2/22/2022	50,000	51,660
3.29%, 7/25/2027 (b)	50,000	55,281
3.41%, 3/7/2024	250,000	270,492
3.46%, 3/2/2023	50,000	53,309
3.68%, 2/22/2027 (b)	50,000	56,723
3.74%, 3/7/2029 (b)	250,000	286,295
3.76%, 7/26/2023	100,000	108,297
3.78%, 3/2/2025	50,000	55,821
3.85%, 3/1/2026	25,000	28,534
3.96%, 3/2/2028	50,000	57,769
4.05%, 9/11/2028	100,000	117,102
4.29%, 7/26/2038	35,000	42,997
1 year CMT + 0.68%, 0.85%, 9/15/2024 (d)	250,000	250,300
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	206,766
4.02%, 3/5/2028	200,000	229,634
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	212,210
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	214,284
Security Description	Principal Amount	Value
Morgan Stanley:
3.63%, 1/20/2027	$ 100,000	$ 113,182
3.95%, 4/23/2027	25,000	28,286
4.30%, 1/27/2045	50,000	63,364
4.38%, 1/22/2047	100,000	129,808
6.38%, 7/24/2042	65,000	101,469
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	250,000	268,600
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	100,000	112,242
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	312,455
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	100,000	118,315
SOFR + 1.99%, 2.19%, 4/28/2026 (d)	255,000	266,840
Class GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	200,000	302,336
Series GMTN, 3.13%, 1/23/2023	300,000	316,944
Series GMTN, 3.70%, 10/23/2024	250,000	277,407
Series GMTN, 3.75%, 2/25/2023	50,000	53,671
Series GMTN, 3.88%, 1/27/2026	125,000	142,279
Series GMTN, 4.00%, 7/23/2025	500,000	566,070
Series GMTN, 4.35%, 9/8/2026	50,000	57,688
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	250,000	298,622
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	250,000	267,065
Series MTN, 3.13%, 7/27/2026	225,000	248,627
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	500,000	531,695
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	264,982
Series BKNT, 2.50%, 7/12/2026	50,000	54,389
Natwest Group PLC:
3.88%, 9/12/2023	75,000	80,436
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	250,000	258,905

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	$ 200,000	$ 230,140
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	77,817
3.65%, 8/3/2028 (b)	100,000	118,157
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	68,792
PNC Bank NA:
Series BKNT, 2.63%, 2/17/2022	250,000	257,287
Series BKNT, 3.25%, 1/22/2028	250,000	281,435
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	158,861
3.15%, 5/19/2027	100,000	111,174
3.30%, 3/8/2022	50,000	51,970
3.45%, 4/23/2029	100,000	115,028
3.50%, 1/23/2024	50,000	54,497
3.90%, 4/29/2024	50,000	55,241
Regions Financial Corp. 2.25%, 5/18/2025 (b)	100,000	105,547
Royal Bank of Canada:
Series GMTN, 3.70%, 10/5/2023	500,000	546,030
Series GMTN, 4.65%, 1/27/2026	100,000	118,048
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	100,000	109,424
6.00%, 12/19/2023	95,000	106,626
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	250,000	269,605
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	52,372
3.70%, 3/28/2022	60,000	62,173
4.40%, 7/13/2027	50,000	54,864
4.45%, 12/3/2021	30,000	31,098
4.50%, 7/17/2025	50,000	55,471
3.50%, 6/7/2024	70,000	74,885
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	257,750
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	220,938
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	203,712
2.14%, 9/23/2030	200,000	197,884
2.44%, 10/19/2021	70,000	71,464
2.45%, 9/27/2024	200,000	211,344
2.78%, 7/12/2022	350,000	363,496
Security Description	Principal Amount	Value
2.78%, 10/18/2022	$ 100,000	$ 104,369
2.85%, 1/11/2022	250,000	257,205
3.01%, 10/19/2026	50,000	55,085
3.04%, 7/16/2029	200,000	217,462
3.10%, 1/17/2023	200,000	210,980
3.36%, 7/12/2027	50,000	55,790
3.75%, 7/19/2023 (b)	50,000	54,179
3.78%, 3/9/2026	30,000	34,104
3.94%, 7/19/2028 (b)	50,000	57,789
4.31%, 10/16/2028	100,000	118,424
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	46,340
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	258,027
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,474
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023 (b)	50,000	54,311
Series MTN, 0.45%, 9/11/2023	200,000	199,780
Series MTN, 0.75%, 6/12/2023	165,000	166,002
Series MTN, 0.75%, 9/11/2025	250,000	249,650
Series MTN, 1.15%, 6/12/2025 (b)	200,000	203,106
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	250,000	257,715
Series BKNT, 2.45%, 8/1/2022	50,000	51,795
Series BKNT, 2.80%, 5/17/2022	100,000	103,770
Series BKNT, 3.00%, 2/2/2023	100,000	105,580
Series BKNT, 3.63%, 9/16/2025	25,000	28,215
Truist Financial Corp.:
2.70%, 1/27/2022	50,000	51,455
4.00%, 5/1/2025	100,000	113,707
Series MTN, 1.13%, 8/3/2027	100,000	99,733
Series MTN, 2.20%, 3/16/2023	100,000	103,902
Series MTN, 2.50%, 8/1/2024	100,000	106,510
Series MTN, 3.05%, 6/20/2022	150,000	156,401
Series MTN, 3.75%, 12/6/2023	50,000	54,785
Series MTN, 3.88%, 3/19/2029	100,000	114,651
US Bancorp:
1.45%, 5/12/2025	150,000	155,051

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 7/30/2024	$ 100,000	$ 106,478
Series DMTN, 3.00%, 7/30/2029	100,000	111,111
Series MTN, 1.38%, 7/22/2030	150,000	148,931
Series MTN, 3.10%, 4/27/2026	50,000	55,611
Series MTN, 3.60%, 9/11/2024	25,000	27,723
Series V, 2.63%, 1/24/2022	300,000	308,373
US Bank NA Series BKNT, 3.40%, 7/24/2023	250,000	270,070
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	272,447
3.00%, 10/23/2026	250,000	273,260
3.07%, 1/24/2023	250,000	257,892
4.13%, 8/15/2023	25,000	27,288
4.48%, 1/16/2024	25,000	27,668
5.38%, 11/2/2043	150,000	198,042
5.61%, 1/15/2044	325,000	437,382
5.95%, 12/1/2086	25,000	32,627
SOFR + 2.00%, 2.19%, 4/30/2026 (d)	310,000	323,169
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	415,000	432,675
Series GMTN, 4.30%, 7/22/2027	50,000	57,305
Series GMTN, 4.90%, 11/17/2045	150,000	189,446
Series MTN, 2.63%, 7/22/2022	365,000	378,527
Series MTN, 3.30%, 9/9/2024	150,000	163,397
Series MTN, 3.55%, 9/29/2025	50,000	55,676
Series MTN, 4.15%, 1/24/2029	250,000	293,792
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	125,000	129,806
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	250,000	262,022
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (d)	250,000	261,775
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	110,000	120,040
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	350,000	391,051
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	150,000	181,440
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	$ 250,000	$ 342,850
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	165,000	168,077
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	200,000	208,608
Westpac Banking Corp.:
2.35%, 2/19/2025	100,000	106,638
2.80%, 1/11/2022	100,000	103,178
2.85%, 5/13/2026	50,000	55,432
3.30%, 2/26/2024	300,000	325,893
3.35%, 3/8/2027	150,000	172,125
3.40%, 1/25/2028	100,000	114,905
3.65%, 5/15/2023 (b)	100,000	108,269
4.42%, 7/24/2039 (b)	25,000	30,515
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (d)	30,000	33,758
Zions Bancorp NA 3.25%, 10/29/2029	250,000	249,008
		65,485,158
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	280,060
4.70%, 2/1/2036	125,000	150,461
4.90%, 2/1/2046	250,000	307,847
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (b)	500,000	570,565
3.75%, 7/15/2042	50,000	53,340
4.00%, 4/13/2028	80,000	92,490
4.15%, 1/23/2025	500,000	564,990
4.38%, 4/15/2038	215,000	248,862
4.50%, 6/1/2050	250,000	299,847
4.60%, 4/15/2048	35,000	41,849
4.75%, 4/15/2058	125,000	153,144
4.90%, 1/23/2031	65,000	81,472
4.95%, 1/15/2042	250,000	306,865
5.45%, 1/23/2039	350,000	452,693
5.55%, 1/23/2049 (b)	350,000	471,016
5.80%, 1/23/2059	45,000	64,304
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	55,545
4.00%, 4/15/2038	50,000	59,906
Coca-Cola Co:
1.45%, 6/1/2027	40,000	41,181
2.95%, 3/25/2025 (b)	250,000	274,772
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	249,812
1.38%, 3/15/2031	200,000	199,356
2.13%, 9/6/2029	150,000	160,177

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/1/2026	$ 25,000	$ 27,085
2.50%, 3/15/2051	250,000	249,795
2.88%, 10/27/2025	25,000	27,723
3.20%, 11/1/2023	25,000	27,181
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	250,707
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	51,632
2.88%, 5/1/2030	25,000	26,929
3.15%, 8/1/2029	100,000	109,390
3.75%, 5/1/2050	20,000	22,293
4.25%, 5/1/2023	25,000	27,244
4.50%, 5/9/2047	50,000	60,517
4.65%, 11/15/2028	30,000	36,078
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	78,662
3.88%, 5/18/2028	200,000	234,406
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	30,564
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	158,661
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	53,711
3.20%, 5/1/2030 (b)	45,000	50,484
3.80%, 5/1/2050	70,000	80,352
4.06%, 5/25/2023	50,000	54,350
4.42%, 5/25/2025	200,000	230,588
5.09%, 5/25/2048	25,000	33,586
Molson Coors Brewing Co.:
3.00%, 7/15/2026	50,000	53,326
4.20%, 7/15/2046	30,000	31,638
PepsiCo, Inc.:
0.75%, 5/1/2023	365,000	368,781
1.63%, 5/1/2030	75,000	76,963
1.70%, 10/6/2021	150,000	152,001
2.25%, 5/2/2022	300,000	308,676
2.25%, 3/19/2025 (b)	250,000	267,942
2.63%, 7/29/2029	50,000	55,313
2.85%, 2/24/2026	85,000	94,185
2.88%, 10/15/2049	100,000	107,364
3.38%, 7/29/2049	35,000	40,363
3.45%, 10/6/2046	150,000	173,668
3.60%, 3/1/2024	25,000	27,446
3.63%, 3/19/2050	150,000	182,313
4.45%, 4/14/2046	75,000	99,164
4.60%, 7/17/2045	25,000	34,219
		9,175,854
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	74,110
2.30%, 2/25/2031 (b)	100,000	104,741
2.65%, 5/11/2022	150,000	155,067
2.77%, 9/1/2053 (c)	65,000	63,139
3.15%, 2/21/2040	350,000	373,054
Security Description	Principal Amount	Value
3.20%, 11/2/2027	$ 250,000	$ 279,680
3.38%, 2/21/2050	100,000	107,925
3.63%, 5/22/2024	100,000	109,830
4.40%, 5/1/2045	50,000	61,788
4.56%, 6/15/2048	200,000	255,852
4.66%, 6/15/2051	150,000	195,978
Baxalta, Inc. 4.00%, 6/23/2025	8,000	9,091
Biogen, Inc.:
2.25%, 5/1/2030	35,000	35,791
4.05%, 9/15/2025	50,000	56,950
5.20%, 9/15/2045	275,000	362,629
Gilead Sciences, Inc.:
0.75%, 9/29/2023	45,000	45,131
1.20%, 10/1/2027	295,000	296,599
1.65%, 10/1/2030	290,000	290,157
1.95%, 3/1/2022	5,000	5,099
2.60%, 10/1/2040	350,000	348,575
2.80%, 10/1/2050	100,000	99,285
2.95%, 3/1/2027	25,000	27,560
3.25%, 9/1/2022	250,000	261,895
3.65%, 3/1/2026	85,000	95,927
4.15%, 3/1/2047	120,000	145,946
4.40%, 12/1/2021	25,000	25,904
4.50%, 2/1/2045	25,000	31,358
4.60%, 9/1/2035	100,000	128,477
4.75%, 3/1/2046 (b)	175,000	227,390
4.80%, 4/1/2044	25,000	32,421
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	34,262
2.80%, 9/15/2050	30,000	28,120
Royalty Pharma PLC:
0.75%, 9/2/2023 (c)	55,000	54,899
1.20%, 9/2/2025 (c)	70,000	69,887
2.20%, 9/2/2030 (b) (c)	40,000	39,941
3.30%, 9/2/2040 (c)	65,000	64,421
3.55%, 9/2/2050 (c)	315,000	305,292
		4,904,171
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025 (b) (c)	35,000	36,497
2.49%, 2/15/2027 (c)	35,000	36,662
2.72%, 2/15/2030 (c)	300,000	313,635
3.38%, 4/5/2040 (c)	265,000	277,513
3.58%, 4/5/2050 (c)	50,000	52,942
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	54,644
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	399,667
3.63%, 7/2/2024 (e)	23,000	25,000

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	$ 15,000	$ 15,135
Lennox International, Inc. 1.35%, 8/1/2025	25,000	25,189
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	113,875
Masco Corp.:
4.38%, 4/1/2026	170,000	197,399
4.50%, 5/15/2047	100,000	118,324
Owens Corning:
3.95%, 8/15/2029	70,000	79,283
4.30%, 7/15/2047	100,000	110,490
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	121,972
		1,978,227
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,733
2.05%, 5/15/2030 (b)	20,000	21,087
2.70%, 5/15/2040	50,000	53,323
2.80%, 5/15/2050	35,000	36,999
Cabot Corp. 4.00%, 7/1/2029	25,000	26,525
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	32,296
4.63%, 11/15/2022	10,000	10,775
Dow Chemical Co.:
3.63%, 5/15/2026	100,000	110,711
4.25%, 10/1/2034	50,000	58,272
4.38%, 11/15/2042	50,000	56,278
4.80%, 11/30/2028	100,000	120,842
4.80%, 5/15/2049 (b)	65,000	77,525
DowDuPont, Inc.:
4.49%, 11/15/2025	100,000	115,129
4.73%, 11/15/2028	150,000	179,907
5.42%, 11/15/2048 (b)	110,000	146,912
DuPont de Nemours, Inc. 2.17%, 5/1/2023	90,000	90,850
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	46,422
3.80%, 3/15/2025	25,000	27,566
4.50%, 12/1/2028	100,000	117,810
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	155,464
2.70%, 11/1/2026	150,000	167,511
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	41,553
FMC Corp. 4.50%, 10/1/2049	100,000	124,323
Huntsman International LLC 4.50%, 5/1/2029	20,000	22,571
Security Description	Principal Amount	Value
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	$ 45,000	$ 52,677
Linde, Inc. 3.20%, 1/30/2026	275,000	308,883
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	29,788
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	111,069
LYB International Finance III LLC:
2.88%, 5/1/2025	50,000	53,719
3.38%, 5/1/2030	50,000	54,664
4.20%, 10/15/2049	50,000	55,236
4.20%, 5/1/2050	50,000	55,712
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	28,773
5.75%, 4/15/2024	100,000	114,772
Mosaic Co.:
3.25%, 11/15/2022	250,000	260,957
4.05%, 11/15/2027 (b)	250,000	278,347
5.63%, 11/15/2043	25,000	29,376
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	109,291
3.00%, 4/1/2025	50,000	54,113
4.00%, 12/15/2026 (b)	50,000	57,694
4.13%, 3/15/2035	25,000	28,843
4.20%, 4/1/2029 (b)	85,000	100,969
5.00%, 4/1/2049	150,000	197,109
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	108,751
Praxair, Inc. 3.55%, 11/7/2042	25,000	29,801
RPM International, Inc.:
3.75%, 3/15/2027 (b)	50,000	54,954
4.25%, 1/15/2048	200,000	212,306
5.25%, 6/1/2045	25,000	29,786
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	62,642
2.95%, 8/15/2029	50,000	55,012
3.30%, 5/15/2050	100,000	106,286
3.45%, 6/1/2027 (b)	30,000	33,748
3.80%, 8/15/2049	50,000	57,112
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	158,736
5.00%, 8/15/2046	100,000	114,972
		4,867,482
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	73,831
Block Financial LLC 3.88%, 8/15/2030	30,000	30,288

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
California Institute of Technology 3.65%, 9/1/2119	$ 45,000	$ 49,097
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	172,765
Equifax, Inc.:
2.60%, 12/1/2024	50,000	53,360
3.95%, 6/15/2023	40,000	43,326
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	122,820
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	25,396
Global Payments, Inc. 2.65%, 2/15/2025	350,000	371,357
IHS Markit, Ltd. 4.25%, 5/1/2029	125,000	145,141
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	62,263
Series F, 2.99%, 7/1/2050	100,000	114,422
Moody's Corp. 2.63%, 1/15/2023	250,000	261,485
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	192,367
PayPal Holdings, Inc.:
1.35%, 6/1/2023	250,000	255,450
2.20%, 9/26/2022	20,000	20,676
2.30%, 6/1/2030	55,000	58,272
2.40%, 10/1/2024	35,000	37,168
2.65%, 10/1/2026	270,000	294,494
2.85%, 10/1/2029	30,000	33,019
3.25%, 6/1/2050	65,000	71,993
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	261,225
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,906
4.00%, 3/18/2029	100,000	117,240
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	59,841
3.25%, 12/1/2049	65,000	74,527
Total System Services, Inc. 4.45%, 6/1/2028	100,000	117,681
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	20,970
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	27,239
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,354
Security Description	Principal Amount	Value
University of Southern California:
2.81%, 10/1/2050	$ 50,000	$ 53,030
3.03%, 10/1/2039	25,000	27,024
Series A, 3.23%, 10/1/2120	35,000	37,277
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	141,307
		3,468,611
COMPUTERS — 0.8%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	200,080
0.75%, 5/11/2023	115,000	116,187
1.13%, 5/11/2025	350,000	357,626
1.25%, 8/20/2030	200,000	199,144
1.65%, 5/11/2030	90,000	93,061
2.40%, 1/13/2023	200,000	208,970
2.40%, 5/3/2023	25,000	26,290
2.40%, 8/20/2050 (b)	110,000	109,569
2.50%, 2/9/2022	100,000	102,843
2.65%, 5/11/2050	300,000	311,685
2.70%, 5/13/2022	250,000	259,690
2.75%, 1/13/2025	200,000	216,848
2.85%, 5/11/2024	200,000	215,526
3.00%, 2/9/2024	100,000	107,733
3.00%, 11/13/2027 (b)	100,000	112,994
3.20%, 5/11/2027	250,000	283,982
3.25%, 2/23/2026	150,000	168,741
3.45%, 5/6/2024	250,000	275,547
3.85%, 5/4/2043	25,000	31,136
3.85%, 8/4/2046	150,000	187,128
4.38%, 5/13/2045	75,000	100,240
4.50%, 2/23/2036	350,000	467,274
4.65%, 2/23/2046	75,000	104,317
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	50,000	54,097
4.90%, 10/1/2026 (c)	100,000	112,805
5.45%, 6/15/2023 (c)	325,000	356,265
6.02%, 6/15/2026 (c)	20,000	23,519
6.20%, 7/15/2030 (c)	250,000	299,235
8.35%, 7/15/2046 (c)	270,000	356,341
DXC Technology Co. 4.13%, 4/15/2025	65,000	69,807
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	52,436
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	151,815
1.75%, 4/1/2026	150,000	151,084
4.40%, 10/15/2022	200,000	213,714
4.45%, 10/2/2023	250,000	274,797
4.65%, 10/1/2024 (b)	250,000	282,180
4.90%, 10/15/2025 (b)	70,000	80,245
6.20%, 10/15/2035	10,000	12,512

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 10/15/2045	$ 10,000	$ 12,688
HP, Inc.:
4.05%, 9/15/2022	25,000	26,645
6.00%, 9/15/2041	250,000	305,440
IBM Credit LLC 2.20%, 9/8/2022	100,000	103,599
International Business Machines Corp.:
1.70%, 5/15/2027	100,000	103,125
2.85%, 5/15/2040	100,000	105,583
2.88%, 11/9/2022	100,000	105,169
2.95%, 5/15/2050	100,000	102,965
3.00%, 5/15/2024	200,000	216,464
3.30%, 5/15/2026	250,000	281,400
3.50%, 5/15/2029	215,000	248,147
3.63%, 2/12/2024	50,000	54,860
4.15%, 5/15/2039	100,000	122,571
4.70%, 2/19/2046 (b)	325,000	438,038
5.88%, 11/29/2032	25,000	35,895
Leidos, Inc. 3.63%, 5/15/2025 (c)	25,000	27,686
Seagate HDD Cayman 4.13%, 1/15/2031 (b) (c)	35,000	37,860
		9,075,598
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	31,222
Series MTN, 3.70%, 8/1/2047 (b)	55,000	72,337
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	45,000	47,428
2.38%, 12/1/2029	40,000	43,185
3.13%, 12/1/2049	60,000	66,205
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	101,572
2.45%, 3/25/2025	100,000	108,211
2.45%, 11/3/2026	150,000	165,597
3.00%, 3/25/2030 (b)	100,000	116,000
3.50%, 10/25/2047	100,000	125,822
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	101,088
2.00%, 7/28/2026	100,000	106,634
2.90%, 5/5/2027 (b)	150,000	167,655
3.10%, 7/30/2025	50,000	55,652
		1,308,608
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025 (b)	100,000	104,517
4.60%, 6/15/2045	50,000	64,182
		168,699
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	$ 150,000	$ 151,407
3.65%, 7/21/2027 (b)	150,000	137,268
3.95%, 2/1/2022	150,000	151,813
4.50%, 9/15/2023	150,000	154,470
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	74,815
Air Lease Corp.:
2.75%, 1/15/2023	50,000	50,710
3.00%, 9/15/2023	25,000	25,462
3.25%, 3/1/2025	100,000	101,608
3.63%, 4/1/2027	70,000	69,251
3.88%, 7/3/2023	50,000	52,059
4.25%, 9/15/2024	25,000	26,082
Series GMTN, 3.75%, 6/1/2026	150,000	152,499
Series MTN, 2.88%, 1/15/2026	60,000	59,117
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	24,624
4.25%, 6/15/2026	65,000	60,130
5.00%, 4/1/2023	25,000	25,066
5.50%, 2/15/2022	25,000	25,534
Ally Financial, Inc.:
1.45%, 10/2/2023 (b)	25,000	24,985
3.05%, 6/5/2023 (b)	65,000	67,523
5.80%, 5/1/2025 (b)	215,000	248,050
American Express Co.:
2.50%, 8/1/2022	250,000	258,667
2.50%, 7/30/2024	165,000	175,421
3.00%, 10/30/2024	100,000	108,482
3.40%, 2/27/2023	200,000	212,914
3.70%, 8/3/2023 (b)	50,000	54,218
4.20%, 11/6/2025	105,000	121,650
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	36,309
3.70%, 10/15/2024	50,000	55,822
BGC Partners, Inc. 4.38%, 12/15/2025 (b) (c)	60,000	60,889
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	25,905
2.40%, 4/30/2030 (b)	45,000	48,937
3.20%, 3/15/2027	56,000	63,551
3.25%, 4/30/2029	60,000	69,347
3.50%, 3/18/2024	25,000	27,540
Brookfield Finance, Inc.:
3.50%, 3/30/2051 (b)	50,000	49,554
3.90%, 1/25/2028	50,000	55,927
4.35%, 4/15/2030	100,000	116,805
4.70%, 9/20/2047	50,000	58,904
4.85%, 3/29/2029	100,000	119,387

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.:
3.20%, 1/30/2023	$ 250,000	$ 264,007
3.30%, 10/30/2024	100,000	108,338
3.75%, 7/28/2026	125,000	136,152
3.80%, 1/31/2028	250,000	279,020
3.90%, 1/29/2024	200,000	217,896
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	104,827
3.20%, 1/25/2028	50,000	56,409
3.45%, 2/13/2026 (b)	50,000	56,433
3.85%, 5/21/2025	250,000	283,830
4.00%, 2/1/2029	50,000	60,168
CME Group, Inc. 3.75%, 6/15/2028	100,000	117,197
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	75,802
Discover Financial Services:
3.85%, 11/21/2022	50,000	53,162
4.10%, 2/9/2027	75,000	83,212
4.50%, 1/30/2026	50,000	57,008
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	165,432
GE Capital Funding LLC:
3.45%, 5/15/2025 (b) (c)	200,000	214,234
4.05%, 5/15/2027 (b) (c)	200,000	215,264
4.40%, 5/15/2030 (c)	200,000	214,208
4.55%, 5/15/2032 (c)	200,000	214,174
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	580,162
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	250,000	267,187
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	30,971
2.65%, 9/15/2040	50,000	50,074
3.00%, 6/15/2050	25,000	26,083
3.00%, 9/15/2060	50,000	50,691
3.10%, 9/15/2027	100,000	110,595
3.75%, 12/1/2025	180,000	204,215
4.25%, 9/21/2048	150,000	186,310
Invesco Finance PLC 3.75%, 1/15/2026	50,000	56,340
Jefferies Group LLC 6.50%, 1/20/2043	50,000	63,236
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.75%, 10/15/2032	40,000	39,587
4.15%, 1/23/2030	50,000	56,246
4.85%, 1/15/2027	90,000	101,728
Lazard Group LLC 4.50%, 9/19/2028	100,000	115,536
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	106,826
Security Description	Principal Amount	Value
2.95%, 6/1/2029	$ 100,000	$ 113,015
3.30%, 3/26/2027	30,000	34,314
3.35%, 3/26/2030 (b)	50,000	58,681
3.50%, 2/26/2028 (b)	30,000	34,986
3.65%, 6/1/2049	100,000	122,281
3.85%, 3/26/2050	15,000	19,135
3.95%, 2/26/2048	30,000	38,167
Nasdaq, Inc. 3.25%, 4/28/2050	40,000	41,932
Nomura Holdings, Inc. 1.85%, 7/16/2025	200,000	203,540
ORIX Corp.:
2.90%, 7/18/2022	30,000	31,108
3.70%, 7/18/2027	50,000	56,697
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	110,192
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,869
4.50%, 7/23/2025	50,000	55,216
Visa, Inc.:
0.75%, 8/15/2027	45,000	44,637
2.05%, 4/15/2030 (b)	150,000	160,710
2.75%, 9/15/2027	250,000	277,717
2.80%, 12/14/2022	75,000	78,817
3.65%, 9/15/2047	100,000	122,420
4.15%, 12/14/2035	50,000	64,727
4.30%, 12/14/2045	200,000	265,790
Western Union Co. 4.25%, 6/9/2023	100,000	108,062
		10,498,275
ELECTRIC — 2.1%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	154,956
3.80%, 10/1/2047	25,000	28,750
Series H, 3.45%, 1/15/2050	100,000	109,495
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	117,125
3.80%, 6/15/2049	50,000	59,109
4.25%, 9/15/2048	20,000	25,197
Alabama Power Co.:
3.85%, 12/1/2042	75,000	88,152
Series 20-A, 1.45%, 9/15/2030	50,000	50,362
Series A, 4.30%, 7/15/2048	65,000	83,476
Ameren Corp. 3.65%, 2/15/2026	50,000	56,264
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	59,606
3.80%, 5/15/2028 (b)	25,000	29,153
4.15%, 3/15/2046	50,000	62,784
4.50%, 3/15/2049	50,000	66,982

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	$ 50,000	$ 52,304
Series J, 4.30%, 12/1/2028	100,000	117,810
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	29,962
7.00%, 4/1/2038	25,000	37,526
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	84,615
3.75%, 5/15/2046	25,000	28,697
4.20%, 8/15/2048	25,000	31,075
4.25%, 3/1/2049	50,000	62,032
4.35%, 11/15/2045	50,000	62,328
Avangrid, Inc. 3.15%, 12/1/2024	50,000	54,562
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	72,874
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	42,046
3.25%, 4/15/2028	30,000	33,899
3.70%, 7/15/2030 (c)	250,000	293,982
3.75%, 11/15/2023	350,000	381,486
4.50%, 2/1/2045	50,000	62,683
5.15%, 11/15/2043	150,000	203,851
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,472
3.88%, 10/15/2049	100,000	112,736
4.35%, 5/1/2033	30,000	35,282
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	62,061
Series AA, 3.00%, 2/1/2027	100,000	109,754
Series AC, 4.25%, 2/1/2049	200,000	260,392
Series Z, 2.40%, 9/1/2026	50,000	53,697
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,328
3.85%, 2/1/2024	25,000	27,401
4.25%, 11/1/2028	25,000	29,718
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	22,250
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	55,998
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (d)	50,000	53,251
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	153,716
Series 123, 3.75%, 8/15/2047	150,000	178,062
Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	$ 150,000	$ 167,592
Series A, 4.15%, 6/1/2045 (b)	100,000	125,658
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	96,920
3.85%, 6/15/2046	50,000	58,340
4.45%, 3/15/2044	75,000	93,162
4.50%, 5/15/2058	100,000	130,574
Series 06-B, 6.20%, 6/15/2036	25,000	35,358
Series 20B, 3.95%, 4/1/2050	250,000	302,792
Series A, 4.13%, 5/15/2049	100,000	121,564
Series D, 4.00%, 12/1/2028	100,000	119,036
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	56,242
3.75%, 2/15/2050	50,000	61,313
4.05%, 5/15/2048	100,000	124,906
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	32,196
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	167,948
Series B, 2.75%, 1/15/2022	150,000	153,450
Series C, 3.38%, 4/1/2030	350,000	394,754
Series D, 2.85%, 8/15/2026	25,000	27,413
DTE Electric Co. 3.70%, 6/1/2046	75,000	87,683
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	182,112
Series C, 3.40%, 6/15/2029	175,000	195,074
Series D, 3.70%, 8/1/2023	50,000	54,036
Series F, 1.05%, 6/1/2025	70,000	70,059
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	150,000	163,215
3.20%, 8/15/2049	100,000	111,243
3.88%, 3/15/2046	150,000	182,448
3.95%, 11/15/2028	100,000	120,061
4.25%, 12/15/2041	130,000	163,497
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	206,686
2.65%, 9/1/2026	50,000	54,119
3.15%, 8/15/2027	100,000	110,814
3.95%, 8/15/2047	150,000	174,946
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	162,861
3.20%, 1/15/2027	250,000	281,982

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 6/15/2038	$ 50,000	$ 77,231
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	66,367
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	32,538
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	97,042
2.80%, 5/15/2022	100,000	103,299
3.60%, 9/15/2047	50,000	58,008
3.70%, 9/1/2028	50,000	58,454
4.20%, 8/15/2045	150,000	187,524
Edison International:
2.95%, 3/15/2023 (b)	50,000	51,276
3.55%, 11/15/2024	80,000	84,433
4.13%, 3/15/2028	50,000	51,331
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	156,923
Enel Chile SA 4.88%, 6/12/2028	50,000	59,184
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	101,458
4.20%, 4/1/2049	25,000	31,878
Entergy Corp.:
2.95%, 9/1/2026	50,000	55,315
4.00%, 7/15/2022	50,000	52,745
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	28,474
3.25%, 4/1/2028	200,000	224,318
4.20%, 4/1/2050	50,000	63,960
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	27,418
3.85%, 6/1/2049	125,000	152,494
Entergy Texas, Inc.:
1.75%, 3/15/2031 (f)	85,000	84,672
3.55%, 9/30/2049	25,000	28,345
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	27,537
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	31,016
Series 2019, 4.13%, 4/1/2049	100,000	125,665
Series 2020, 2.25%, 6/1/2030	50,000	53,088
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	51,574
Series L, 2.90%, 10/1/2024	250,000	270,242
Series N, 3.80%, 12/1/2023	15,000	16,454
Series O, 4.25%, 4/1/2029	25,000	29,999
Exelon Corp.:
3.40%, 4/15/2026	100,000	111,701
3.50%, 6/1/2022	200,000	209,058
3.95%, 6/15/2025	50,000	56,507
5.10%, 6/15/2045	330,000	430,874
Security Description	Principal Amount	Value
Exelon Generation Co. LLC 3.40%, 3/15/2022	$ 250,000	$ 259,355
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	306,992
Series B, 4.25%, 3/15/2023	10,000	10,619
Series C, 4.85%, 7/15/2047	50,000	60,114
Series C, 7.38%, 11/15/2031	20,000	28,030
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	34,025
3.25%, 6/1/2024	25,000	27,134
3.95%, 3/1/2048	85,000	107,482
3.99%, 3/1/2049	25,000	31,918
4.05%, 10/1/2044	50,000	63,154
4.13%, 6/1/2048 (b)	100,000	130,574
Fortis, Inc. 3.06%, 10/4/2026	50,000	54,497
Georgia Power Co. Series A, 2.20%, 9/15/2024	100,000	105,504
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	18,665
Interstate Power & Light Co.:
3.50%, 9/30/2049 (b)	50,000	55,430
3.70%, 9/15/2046	50,000	56,274
4.10%, 9/26/2028	50,000	59,629
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (c)	100,000	113,776
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	55,813
Kansas City Power & Light Co. 4.20%, 3/15/2048	50,000	62,553
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	185,356
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	50,000	49,960
2.95%, 2/7/2024	100,000	107,313
3.40%, 2/7/2028	50,000	57,713
3.90%, 11/1/2028 (b)	100,000	119,082
4.02%, 11/1/2032	50,000	61,815
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	75,000	76,816
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	260,117
2.75%, 11/1/2029	165,000	179,464
2.80%, 1/15/2023	150,000	157,417
3.15%, 4/1/2024	100,000	108,171
3.50%, 4/1/2029	100,000	113,773
3.55%, 5/1/2027	100,000	113,011

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	$ 25,000	$ 26,936
Northern States Power Co.:
2.60%, 6/1/2051	50,000	50,983
2.90%, 3/1/2050	30,000	32,267
3.60%, 9/15/2047 (b)	50,000	59,453
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	56,052
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	118,498
Ohio Power Co. 4.00%, 6/1/2049	20,000	24,528
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	57,292
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (c)	70,000	69,647
3.70%, 11/15/2028	200,000	234,912
3.80%, 9/30/2047	100,000	122,161
5.35%, 10/1/2052 (c)	100,000	153,295
7.50%, 9/1/2038	50,000	81,885
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	50,000	50,046
2.50%, 2/1/2031	100,000	95,133
3.30%, 8/1/2040 (b)	350,000	321,188
3.45%, 7/1/2025	250,000	262,735
3.50%, 8/1/2050 (b)	45,000	40,523
4.50%, 7/1/2040	250,000	256,552
4.55%, 7/1/2030	250,000	271,220
4.95%, 7/1/2050	250,000	267,672
PacifiCorp:
2.70%, 9/15/2030	320,000	352,496
3.30%, 3/15/2051	65,000	72,751
PECO Energy Co. 3.90%, 3/1/2048	125,000	152,260
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	79,156
4.00%, 9/15/2047	250,000	286,467
5.00%, 3/15/2044	50,000	62,881
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	75,664
3.95%, 6/1/2047	50,000	61,154
PSEG Power LLC 3.85%, 6/1/2023	50,000	53,883
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	181,974
Series 34, 3.20%, 3/1/2050	30,000	34,251
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	45,340
Series MTN, 3.20%, 5/15/2029	50,000	57,274
Security Description	Principal Amount	Value
Series MTN, 3.20%, 8/1/2049	$ 30,000	$ 33,662
Series MTN, 3.60%, 12/1/2047	100,000	119,028
Series MTN, 3.65%, 9/1/2042	50,000	59,437
Series MTN, 3.70%, 5/1/2028	50,000	58,501
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	98,902
2.65%, 11/15/2022	100,000	104,294
2.88%, 6/15/2024	70,000	75,073
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	72,164
4.22%, 6/15/2048	65,000	80,709
5.80%, 3/15/2040	50,000	69,923
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	57,322
Series VVV, 1.70%, 10/1/2030	150,000	149,598
Sempra Energy:
2.90%, 2/1/2023	15,000	15,708
3.25%, 6/15/2027	300,000	329,592
3.40%, 2/1/2028	30,000	33,077
3.80%, 2/1/2038	100,000	111,913
4.00%, 2/1/2048	30,000	33,901
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	54,489
Southern California Edison Co.:
2.85%, 8/1/2029	115,000	121,087
4.00%, 4/1/2047	191,000	205,115
4.50%, 9/1/2040	25,000	28,225
Series 13-A, 3.90%, 3/15/2043	50,000	52,516
Series A, 4.20%, 3/1/2029	100,000	115,039
Series B, 3.65%, 3/1/2028	100,000	110,205
Series C, 3.60%, 2/1/2045	50,000	51,064
Series D, 3.40%, 6/1/2023	50,000	53,362
Southern Co.:
3.25%, 7/1/2026	250,000	278,750
4.25%, 7/1/2036	250,000	290,042
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	50,000	51,000
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	166,833
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	53,828
Series M, 4.10%, 9/15/2028	25,000	29,182

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.30%, 6/15/2024 (b)	$ 50,000	$ 54,105
3.75%, 6/15/2049	100,000	118,747
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	150,000	176,499
4.30%, 6/15/2048	50,000	63,007
4.45%, 6/15/2049 (b)	25,000	32,381
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	67,682
Union Electric Co.:
3.50%, 3/15/2029	250,000	289,325
4.00%, 4/1/2048	50,000	61,771
Virginia Electric & Power Co.:
3.30%, 12/1/2049 (b)	50,000	58,887
3.45%, 2/15/2024	50,000	54,185
4.60%, 12/1/2048	250,000	341,402
8.88%, 11/15/2038	50,000	90,789
Series B, 2.95%, 11/15/2026	30,000	33,465
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	100,252
3.55%, 6/15/2025	25,000	28,004
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	36,290
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	52,728
4.30%, 10/15/2048	25,000	31,700
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	72,354
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	100,020
2.60%, 3/15/2022	200,000	205,694
2.60%, 12/1/2029	100,000	107,965
4.00%, 6/15/2028	50,000	58,866
		24,572,451
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	64,814
1.95%, 10/15/2030	50,000	51,840
2.63%, 12/1/2021	50,000	51,242
2.63%, 2/15/2023 (b)	25,000	26,204
		194,100
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	53,935
Allegion PLC 3.50%, 10/1/2029	50,000	54,673
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	54,269
Amphenol Corp.:
2.80%, 2/15/2030	100,000	109,671
Security Description	Principal Amount	Value
4.35%, 6/1/2029	$ 50,000	$ 60,665
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	53,876
3.88%, 1/12/2028	25,000	27,778
Flex, Ltd.:
3.75%, 2/1/2026	50,000	54,572
4.88%, 6/15/2029	75,000	86,158
Fortive Corp. 3.15%, 6/15/2026	50,000	55,260
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,216
1.95%, 6/1/2030	250,000	263,097
2.15%, 8/8/2022	45,000	46,474
2.30%, 8/15/2024	100,000	106,615
2.50%, 11/1/2026	150,000	165,081
2.70%, 8/15/2029	60,000	66,337
3.35%, 12/1/2023	50,000	54,430
Hubbell, Inc. 3.35%, 3/1/2026	50,000	53,839
Jabil, Inc.:
3.60%, 1/15/2030	25,000	26,666
3.95%, 1/12/2028	25,000	27,490
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	54,552
4.60%, 4/6/2027	30,000	35,140
PerkinElmer, Inc. 3.30%, 9/15/2029	65,000	72,267
Roper Technologies, Inc.:
0.45%, 8/15/2022	50,000	49,962
1.75%, 2/15/2031	250,000	250,135
2.00%, 6/30/2030	30,000	30,637
2.80%, 12/15/2021	50,000	51,281
2.95%, 9/15/2029	40,000	43,974
3.80%, 12/15/2026	30,000	34,616
4.20%, 9/15/2028	65,000	77,454
Trimble, Inc. 4.90%, 6/15/2028	50,000	59,045
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	56,128
		2,381,293
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	97,542
2.90%, 7/1/2026	45,000	49,734
3.38%, 11/15/2027	60,000	68,240
3.55%, 6/1/2022	25,000	26,067
3.95%, 5/15/2028	150,000	176,951
Waste Connections, Inc.:
3.05%, 4/1/2050	20,000	20,946
3.50%, 5/1/2029	50,000	56,854
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	156,678
3.50%, 5/15/2024	25,000	27,316

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/1/2035	$ 50,000	$ 60,525
		740,853
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,628
3.65%, 3/15/2023	15,000	16,050
3.95%, 3/15/2025	100,000	111,862
4.15%, 3/15/2028	50,000	58,140
4.80%, 3/15/2048	20,000	25,698
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,690
5.30%, 11/1/2038	265,000	342,316
5.40%, 11/1/2048	40,000	54,259
General Mills, Inc.:
3.20%, 2/10/2027	100,000	112,414
3.65%, 2/15/2024	50,000	54,581
3.70%, 10/17/2023	20,000	21,808
4.20%, 4/17/2028	25,000	29,513
4.55%, 4/17/2038	10,000	12,771
4.70%, 4/17/2048 (b)	320,000	436,416
Hershey Co.:
0.90%, 6/1/2025	45,000	45,460
3.20%, 8/21/2025	25,000	27,821
3.38%, 5/15/2023	50,000	53,826
Ingredion, Inc. 2.90%, 6/1/2030 (b)	100,000	108,636
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	111,729
3.55%, 3/15/2050	25,000	27,073
4.25%, 3/15/2035	50,000	59,876
Kellogg Co.:
4.30%, 5/15/2028	100,000	117,886
4.50%, 4/1/2046	100,000	125,441
Kroger Co.:
2.65%, 10/15/2026	50,000	54,471
2.80%, 8/1/2022	200,000	207,866
3.70%, 8/1/2027	35,000	40,285
3.85%, 8/1/2023	75,000	81,295
4.45%, 2/1/2047	100,000	123,221
4.65%, 1/15/2048	100,000	126,679
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	208,160
3.40%, 8/15/2027	100,000	112,563
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	61,681
1.50%, 2/4/2031	40,000	39,076
1.88%, 10/15/2032	75,000	74,824
2.63%, 9/4/2050	35,000	34,230
2.75%, 4/13/2030	35,000	38,101
3.63%, 2/13/2026	50,000	56,581
4.00%, 2/1/2024 (b)	100,000	110,449
Sysco Corp.:
2.40%, 2/15/2030	10,000	10,071
3.25%, 7/15/2027	50,000	54,315
3.30%, 7/15/2026	100,000	108,931
Security Description	Principal Amount	Value
3.30%, 2/15/2050	$ 10,000	$ 9,422
3.55%, 3/15/2025	50,000	54,466
3.75%, 10/1/2025	5,000	5,507
4.45%, 3/15/2048	50,000	54,712
4.85%, 10/1/2045	5,000	5,673
6.60%, 4/1/2050	250,000	350,960
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	169,449
4.50%, 6/15/2022	30,000	31,731
4.55%, 6/2/2047	285,000	359,812
		4,574,425
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	212,552
4.50%, 8/1/2024	50,000	54,848
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	28,358
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	37,275
International Paper Co.:
4.35%, 8/15/2048	50,000	61,293
4.40%, 8/15/2047	50,000	61,309
5.00%, 9/15/2035	100,000	129,156
Suzano Austria GmbH 3.75%, 1/15/2031	40,000	40,228
		625,019
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031 (f)	100,000	99,707
3.00%, 6/15/2027 (b)	150,000	166,960
4.15%, 1/15/2043	25,000	30,556
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	106,917
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024	50,000	55,356
4.80%, 11/1/2043	25,000	31,138
Series A, 2.50%, 11/15/2024	85,000	90,658
Series B, 3.00%, 11/15/2029	35,000	38,546
Series C, 3.90%, 11/15/2049	65,000	75,362
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	51,333
5.50%, 1/15/2026	30,000	32,796
NiSource, Inc.:
0.95%, 8/15/2025	60,000	59,927
1.70%, 2/15/2031 (b)	100,000	98,052
2.95%, 9/1/2029	100,000	108,563
3.49%, 5/15/2027	50,000	55,776
4.38%, 5/15/2047	150,000	185,257

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 2/15/2044	$ 30,000	$ 37,990
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	115,164
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	27,260
3.20%, 6/15/2025	50,000	55,066
3.75%, 9/15/2042	30,000	34,341
5.13%, 11/15/2040	25,000	33,480
Series VV, 4.30%, 1/15/2049	50,000	62,429
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	180,261
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	28,191
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	56,764
		1,917,850
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	55,563
Snap-on, Inc. 3.10%, 5/1/2050	70,000	74,269
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	39,095
4.25%, 11/15/2028	100,000	121,325
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b) (d)	30,000	31,157
		321,409
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	75,000	81,977
3.40%, 11/30/2023	35,000	38,067
3.75%, 11/30/2026	85,000	98,755
4.75%, 11/30/2036	250,000	334,885
4.75%, 4/15/2043	25,000	34,151
4.90%, 11/30/2046	150,000	212,170
Baxter International, Inc. 3.50%, 8/15/2046	50,000	56,849
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	67,891
2.65%, 6/1/2030	100,000	106,403
3.38%, 5/15/2022	50,000	52,203
3.45%, 3/1/2024	25,000	27,109
4.00%, 3/1/2029	35,000	40,688
4.55%, 3/1/2039	50,000	62,431
4.70%, 3/1/2049	35,000	46,234
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,945
Danaher Corp. 2.60%, 10/1/2050 (f)	65,000	64,100
Security Description	Principal Amount	Value
DH Europe Finance II Sarl:
2.05%, 11/15/2022	$ 50,000	$ 51,554
2.20%, 11/15/2024	50,000	52,850
2.60%, 11/15/2029	30,000	32,619
3.25%, 11/15/2039	50,000	55,525
3.40%, 11/15/2049	50,000	57,146
Medtronic, Inc.:
3.15%, 3/15/2022	59,000	61,296
3.50%, 3/15/2025	67,000	75,601
4.38%, 3/15/2035	54,000	72,151
4.63%, 3/15/2045	345,000	474,851
Stryker Corp.:
1.15%, 6/15/2025	50,000	50,683
1.95%, 6/15/2030	50,000	51,012
2.90%, 6/15/2050	25,000	25,669
3.38%, 11/1/2025	25,000	27,928
3.50%, 3/15/2026	25,000	28,194
3.65%, 3/7/2028	50,000	57,967
4.63%, 3/15/2046	25,000	32,623
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	264,375
4.10%, 8/15/2047	100,000	128,246
4.13%, 3/25/2025	35,000	39,883
4.15%, 2/1/2024 (b)	25,000	27,618
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	110,543
		3,154,192
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	55,699
Aetna, Inc.:
2.80%, 6/15/2023	200,000	210,492
3.88%, 8/15/2047	100,000	111,586
4.13%, 11/15/2042	25,000	28,505
Anthem, Inc.:
2.25%, 5/15/2030	15,000	15,431
2.38%, 1/15/2025	20,000	21,225
2.95%, 12/1/2022	50,000	52,511
3.13%, 5/15/2050	20,000	20,295
3.30%, 1/15/2023	50,000	53,000
3.35%, 12/1/2024	50,000	54,829
3.50%, 8/15/2024	25,000	27,395
3.65%, 12/1/2027	130,000	147,865
4.10%, 3/1/2028	100,000	116,443
4.38%, 12/1/2047	130,000	159,032
4.55%, 3/1/2048	50,000	62,986
4.65%, 1/15/2043	50,000	62,996
Ascension Health 3.95%, 11/15/2046	150,000	186,991
Banner Health 2.34%, 1/1/2030	40,000	41,482

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	$ 15,000	$ 14,948
CommonSpirit Health:
2.76%, 10/1/2024	250,000	261,705
4.19%, 10/1/2049	250,000	265,935
4.35%, 11/1/2042	25,000	27,081
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	62,205
HCA, Inc.:
4.13%, 6/15/2029 (b)	35,000	39,592
4.50%, 2/15/2027	50,000	56,097
4.75%, 5/1/2023	55,000	59,999
5.00%, 3/15/2024	85,000	95,166
5.13%, 6/15/2039	25,000	30,084
5.25%, 4/15/2025	60,000	69,264
5.25%, 6/15/2026	65,000	75,713
5.25%, 6/15/2049	100,000	121,530
5.50%, 6/15/2047	65,000	80,603
Humana, Inc.:
2.90%, 12/15/2022	150,000	156,898
4.80%, 3/15/2047	100,000	131,519
4.95%, 10/1/2044	50,000	66,326
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	61,358
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	52,119
Series 2019, 3.27%, 11/1/2049	105,000	116,763
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	100,000	105,745
2.95%, 12/1/2029	100,000	110,007
3.25%, 9/1/2024	100,000	109,125
4.70%, 2/1/2045	25,000	31,753
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	32,352
Series 2020, 2.96%, 1/1/2050	55,000	59,314
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	64,713
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	49,713
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	38,900
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	49,028
Series 2019, 3.95%, 8/1/2119	35,000	39,954
Security Description	Principal Amount	Value
Northwell Healthcare, Inc. 4.26%, 11/1/2047	$ 50,000	$ 57,669
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	102,381
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	25,000
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	115,500
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	84,865
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	38,240
4.20%, 6/30/2029	100,000	118,693
4.70%, 3/30/2045	25,000	31,561
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	51,655
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	21,505
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	35,000	35,797
2.00%, 5/15/2030	55,000	57,491
2.38%, 10/15/2022	100,000	104,063
2.75%, 5/15/2040	50,000	52,511
2.88%, 3/15/2022	25,000	25,761
2.90%, 5/15/2050	50,000	52,636
3.10%, 3/15/2026	50,000	55,912
3.13%, 5/15/2060	100,000	107,143
3.38%, 4/15/2027	100,000	114,009
3.50%, 2/15/2024	10,000	10,970
3.50%, 8/15/2039	200,000	229,812
3.70%, 12/15/2025	10,000	11,447
3.75%, 7/15/2025 (b)	305,000	348,112
3.75%, 10/15/2047	50,000	59,269
3.88%, 12/15/2028	15,000	17,837
4.25%, 4/15/2047	100,000	127,222
4.63%, 7/15/2035	200,000	262,058
4.75%, 7/15/2045	230,000	312,370
6.88%, 2/15/2038	25,000	40,155
		6,635,916
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024 (b)	100,000	105,643
NVR, Inc. 3.00%, 5/15/2030	130,000	140,387
		246,030

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	$ 100,000	$ 111,088
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	29,383
4.60%, 5/15/2050	50,000	61,422
4.75%, 2/26/2029	60,000	72,828
		274,721
HOUSEHOLD PRODUCTS — 0.0% (a)
Procter & Gamble Co. 3.55%, 3/25/2040	100,000	122,559
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	56,121
3.90%, 5/15/2028	50,000	59,159
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	15,000	15,135
2.75%, 2/15/2026	25,000	27,496
3.10%, 3/26/2030 (b)	40,000	45,802
3.20%, 4/25/2029	100,000	114,693
3.90%, 5/4/2047	50,000	63,405
3.95%, 11/1/2028	55,000	66,227
		448,038
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	54,168
4.75%, 1/15/2049	75,000	97,782
Alleghany Corp. 4.90%, 9/15/2044	50,000	63,215
Allstate Corp.:
3.85%, 8/10/2049	125,000	150,547
4.20%, 12/15/2046	50,000	62,816
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	25,000	26,250
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,212
4.50%, 6/15/2047	100,000	110,715
American International Group, Inc.:
2.50%, 6/30/2025	100,000	106,728
3.40%, 6/30/2030	100,000	110,683
3.88%, 1/15/2035	200,000	229,878
3.90%, 4/1/2026	30,000	34,141
4.25%, 3/15/2029	100,000	117,612
4.38%, 6/30/2050	65,000	76,305
4.50%, 7/16/2044	50,000	58,442
4.88%, 6/1/2022	50,000	53,581
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b) (d)	100,000	108,894
Security Description	Principal Amount	Value
Aon Corp.:
2.20%, 11/15/2022	$ 100,000	$ 103,512
3.75%, 5/2/2029	100,000	115,579
Aon PLC:
3.50%, 6/14/2024	50,000	54,604
3.88%, 12/15/2025	150,000	171,321
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	112,694
Assurant, Inc.:
4.20%, 9/27/2023	100,000	107,654
4.90%, 3/27/2028	50,000	55,429
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	108,689
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	27,502
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	10,000	10,417
4.20%, 8/15/2048	100,000	127,968
4.25%, 1/15/2049	150,000	194,773
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	52,667
3.00%, 2/11/2023	25,000	26,519
3.13%, 3/15/2026 (b)	55,000	61,450
4.50%, 2/11/2043	180,000	239,256
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	155,755
4.70%, 6/22/2047	150,000	144,859
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	151,657
4.50%, 3/15/2029	50,000	56,565
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	148,566
2.88%, 11/3/2022	50,000	52,363
3.35%, 5/3/2026	250,000	283,437
4.15%, 3/13/2043	25,000	31,651
4.35%, 11/3/2045	125,000	163,969
CNA Financial Corp.:
2.05%, 8/15/2030 (b)	100,000	99,581
3.45%, 8/15/2027	100,000	112,294
4.50%, 3/1/2026	25,000	29,370
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	55,714
Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	161,058
4.35%, 4/20/2028	150,000	170,806
5.00%, 4/20/2048	100,000	118,014
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	109,892
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	99,565
4.50%, 8/15/2028	50,000	57,549
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,580

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Globe Life, Inc.:
2.15%, 8/15/2030	$ 100,000	$ 100,258
4.55%, 9/15/2028	25,000	29,851
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	15,398
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	75,787
4.40%, 3/15/2048	100,000	123,166
Kemper Corp. 2.40%, 9/30/2030	100,000	99,213
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	108,029
3.80%, 3/1/2028	35,000	40,297
4.00%, 9/1/2023	15,000	16,384
4.35%, 3/1/2048	50,000	57,501
6.30%, 10/9/2037	50,000	65,441
Loews Corp.:
3.20%, 5/15/2030	15,000	16,759
3.75%, 4/1/2026	50,000	56,937
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	74,799
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	50,000	54,214
Markel Corp.:
3.50%, 11/1/2027 (b)	50,000	55,118
4.15%, 9/17/2050	50,000	59,769
5.00%, 5/20/2049	30,000	39,985
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,840
3.30%, 3/14/2023	150,000	159,018
3.75%, 3/14/2026	25,000	28,314
3.88%, 3/15/2024	100,000	110,837
4.38%, 3/15/2029	250,000	303,532
Mercury General Corp. 4.40%, 3/15/2027	50,000	54,253
MetLife, Inc.:
3.60%, 4/10/2024	300,000	331,593
4.05%, 3/1/2045 (b)	150,000	183,384
4.88%, 11/13/2043	200,000	267,766
6.40%, 12/15/2066	100,000	123,788
Series D, 4.37%, 9/15/2023	50,000	55,655
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	155,346
3.70%, 5/15/2029	50,000	58,287
Progressive Corp.:
4.00%, 3/1/2029	50,000	60,161
4.20%, 3/15/2048	100,000	129,171
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	112,613
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (d)	$ 170,000	$ 180,103
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b) (d)	200,000	217,586
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	80,000	85,298
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (d)	100,000	101,769
Series MTN, 3.50%, 5/15/2024	50,000	55,354
Series MTN, 3.70%, 3/13/2051	100,000	109,942
Series MTN, 4.60%, 5/15/2044 (b)	75,000	93,301
Series MTN, 6.63%, 6/21/2040	25,000	37,790
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	38,138
3.90%, 5/15/2029	50,000	56,991
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	32,759
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	9,808
3.75%, 5/15/2046	10,000	11,759
4.00%, 5/30/2047	80,000	98,460
4.05%, 3/7/2048 (b)	100,000	124,618
4.10%, 3/4/2049 (b)	100,000	125,197
Series MTN, 6.25%, 6/15/2037 (b)	25,000	37,836
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	29,950
Unum Group:
4.00%, 6/15/2029 (b)	70,000	76,472
4.50%, 3/15/2025	25,000	27,747
4.50%, 12/15/2049	15,000	14,784
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	56,557
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	54,594
3.88%, 9/15/2049	70,000	80,906
4.50%, 9/15/2028	50,000	59,749
WR Berkley Corp. 4.00%, 5/12/2050	45,000	53,211
XLIT, Ltd. 5.50%, 3/31/2045	125,000	165,306
		10,567,697
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,660
3.40%, 12/6/2027	200,000	224,044
3.60%, 11/28/2024	75,000	82,238
4.20%, 12/6/2047	260,000	329,501

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Alphabet, Inc.:
1.10%, 8/15/2030	$ 165,000	$ 163,495
2.00%, 8/15/2026 (b)	250,000	267,470
2.05%, 8/15/2050	250,000	233,715
Amazon.com, Inc.:
0.40%, 6/3/2023	250,000	250,497
0.80%, 6/3/2025	65,000	65,688
1.50%, 6/3/2030	235,000	239,869
2.40%, 2/22/2023	200,000	209,626
2.50%, 11/29/2022	25,000	26,065
2.50%, 6/3/2050	40,000	40,830
2.70%, 6/3/2060	30,000	30,993
2.80%, 8/22/2024	100,000	108,352
3.15%, 8/22/2027	100,000	113,713
3.80%, 12/5/2024	30,000	33,770
3.88%, 8/22/2037	125,000	155,895
4.05%, 8/22/2047	125,000	161,780
4.25%, 8/22/2057	150,000	204,469
4.95%, 12/5/2044	125,000	178,636
5.20%, 12/3/2025	50,000	60,822
Baidu, Inc. 2.88%, 7/6/2022	250,000	257,432
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	276,812
4.10%, 4/13/2025	100,000	112,587
4.63%, 4/13/2030	100,000	120,154
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	182,324
eBay, Inc.:
1.90%, 3/11/2025	140,000	145,909
2.70%, 3/11/2030	100,000	106,137
2.75%, 1/30/2023	150,000	157,221
3.45%, 8/1/2024	25,000	27,363
3.80%, 3/9/2022	50,000	52,239
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	33,708
3.80%, 2/15/2028	50,000	50,195
4.63%, 8/1/2027 (c)	90,000	94,448
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	155,009
		4,978,666
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	51,358
3.88%, 1/15/2026	100,000	101,815
4.20%, 6/10/2024	50,000	51,971
4.25%, 3/1/2025	50,000	51,799
FS KKR Capital Corp. 4.13%, 2/1/2025	100,000	98,951
Owl Rock Capital Corp. 4.00%, 3/30/2025	50,000	50,454
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	25,000	25,807
		432,155
Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	$ 15,000	$ 15,684
2.70%, 6/1/2030 (b)	15,000	16,112
4.00%, 8/1/2023	25,000	27,159
5.20%, 8/1/2043	50,000	67,637
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	39,969
Steel Dynamics, Inc.:
2.80%, 12/15/2024	25,000	26,420
3.45%, 4/15/2030	40,000	44,036
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	177,292
6.88%, 11/10/2039	300,000	396,153
8.25%, 1/17/2034	25,000	35,338
		845,800
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	52,931
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	51,328
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	64,754
3.20%, 8/8/2024	45,000	45,468
3.50%, 8/18/2026	30,000	30,400
3.90%, 8/8/2029	40,000	39,890
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	25,934
Series EE, 5.75%, 5/1/2025	290,000	323,072
Sands China, Ltd. 5.13%, 8/8/2025	250,000	273,117
		906,894
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	51,971
3.80%, 4/3/2028	100,000	118,982
Caterpillar Financial Services Corp.:
Series MTN, 0.45%, 9/14/2023	250,000	250,272
Series MTN, 0.95%, 5/13/2022	100,000	100,980
Series MTN, 1.95%, 11/18/2022	300,000	309,897
Series MTN, 2.40%, 6/6/2022	150,000	155,076
Series MTN, 2.95%, 2/26/2022	150,000	155,534
Series MTN, 3.75%, 11/24/2023 (b)	25,000	27,533

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	$ 100,000	$ 109,588
2.60%, 4/9/2030 (b)	95,000	104,073
3.25%, 4/9/2050	125,000	141,035
3.80%, 8/15/2042	125,000	152,674
4.75%, 5/15/2064	25,000	35,200
Oshkosh Corp. 3.10%, 3/1/2030 (b)	10,000	10,592
		1,723,407
MACHINERY-DIVERSIFIED — 0.3%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,276
4.20%, 1/15/2024	100,000	107,764
4.38%, 4/5/2022	15,000	15,720
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	16,225
Deere & Co.:
2.60%, 6/8/2022	25,000	25,816
2.88%, 9/7/2049	35,000	37,625
3.90%, 6/9/2042	225,000	287,203
Flowserve Corp. 3.50%, 10/1/2030	35,000	34,770
IDEX Corp. 3.00%, 5/1/2030	25,000	27,513
John Deere Capital Corp.:
3.65%, 10/12/2023 (b)	100,000	109,754
Series GMTN, 3.45%, 6/7/2023	25,000	27,001
Series MTN, 2.15%, 9/8/2022	150,000	155,342
Series MTN, 2.25%, 9/14/2026	100,000	108,593
Series MTN, 2.60%, 3/7/2024	65,000	69,470
Series MTN, 2.80%, 3/6/2023 (b)	150,000	158,760
Series MTN, 2.80%, 7/18/2029	50,000	55,664
Series MTN, 3.40%, 9/11/2025 (b)	25,000	28,208
Series MTN, 3.45%, 3/13/2025 (b)	100,000	112,290
nVent Finance Sarl 4.55%, 4/15/2028	50,000	53,712
Otis Worldwide Corp.:
2.06%, 4/5/2025	250,000	263,073
2.57%, 2/15/2030	250,000	268,675
3.11%, 2/15/2040	250,000	267,310
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	98,377
4.20%, 3/1/2049	250,000	327,597
Wabtec Corp. 4.40%, 3/15/2024	50,000	54,340
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	$ 300,000	$ 349,374
Xylem, Inc. 1.95%, 1/30/2028	45,000	46,959
		3,117,411
MEDIA — 1.0%
CBS Corp.:
2.90%, 1/15/2027	125,000	134,780
4.20%, 6/1/2029 (b)	200,000	231,038
4.95%, 5/19/2050	200,000	233,166
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	290,000	300,959
4.20%, 3/15/2028	250,000	283,640
4.46%, 7/23/2022	150,000	158,837
4.80%, 3/1/2050	155,000	175,396
4.91%, 7/23/2025	50,000	57,729
5.05%, 3/30/2029	100,000	119,673
5.38%, 5/1/2047	150,000	177,835
6.48%, 10/23/2045	185,000	248,529
Class USD, 4.50%, 2/1/2024 (b)	100,000	110,838
Comcast Corp.:
1.50%, 2/15/2031	150,000	148,245
1.95%, 1/15/2031	70,000	71,912
2.45%, 8/15/2052	115,000	107,522
2.65%, 8/15/2062	75,000	71,255
2.80%, 1/15/2051	55,000	55,450
3.10%, 4/1/2025 (b)	35,000	38,564
3.15%, 3/1/2026	225,000	250,877
3.15%, 2/15/2028	200,000	224,666
3.20%, 7/15/2036	250,000	277,235
3.30%, 2/1/2027	150,000	169,289
3.30%, 4/1/2027	100,000	113,110
3.40%, 4/1/2030	50,000	57,636
3.40%, 7/15/2046	100,000	111,056
3.60%, 3/1/2024	25,000	27,487
3.75%, 4/1/2040	250,000	294,030
3.90%, 3/1/2038	150,000	177,943
3.95%, 10/15/2025	350,000	401,698
4.00%, 11/1/2049	69,000	83,255
4.15%, 10/15/2028	250,000	301,065
4.20%, 8/15/2034	100,000	124,503
4.25%, 10/15/2030	50,000	61,453
4.25%, 1/15/2033	50,000	62,223
4.60%, 10/15/2038	305,000	389,570
4.65%, 7/15/2042	75,000	97,877
4.70%, 10/15/2048	500,000	664,815
4.95%, 10/15/2058	105,000	151,113
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	109,064

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/20/2028	$ 30,000	$ 34,100
4.00%, 9/15/2055 (c)	265,000	270,006
5.20%, 9/20/2047	100,000	120,838
Fox Corp.:
3.67%, 1/25/2022	15,000	15,640
4.03%, 1/25/2024	25,000	27,515
4.71%, 1/25/2029	40,000	47,948
5.48%, 1/25/2039	275,000	367,185
5.58%, 1/25/2049	25,000	34,576
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	56,507
6.13%, 1/31/2046 (b)	100,000	130,636
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	55,013
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	108,358
5.50%, 9/1/2041	425,000	515,852
5.88%, 11/15/2040	50,000	62,893
6.75%, 6/15/2039	50,000	68,441
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (b)	50,000	55,475
Series GMTN, 3.15%, 9/17/2025	25,000	27,771
Series MTN, 3.00%, 7/30/2046	75,000	76,766
Viacom, Inc.:
4.95%, 1/15/2031	250,000	299,982
5.85%, 9/1/2043	200,000	250,070
ViacomCBS, Inc.:
3.70%, 6/1/2028	50,000	55,432
4.38%, 3/15/2043	25,000	26,612
4.75%, 5/15/2025	250,000	287,160
Walt Disney Co.:
1.65%, 9/1/2022	20,000	20,463
1.75%, 8/30/2024 (b)	50,000	52,017
1.75%, 1/13/2026	105,000	109,209
2.00%, 9/1/2029	185,000	190,957
2.20%, 1/13/2028 (b)	70,000	73,709
2.65%, 1/13/2031	440,000	474,949
3.35%, 3/24/2025	250,000	277,687
3.38%, 11/15/2026	100,000	112,679
3.50%, 5/13/2040	150,000	169,374
3.60%, 1/13/2051	75,000	84,830
3.70%, 10/15/2025	100,000	113,376
3.80%, 5/13/2060	90,000	103,971
4.00%, 10/1/2023 (b)	100,000	109,100
4.70%, 3/23/2050	150,000	197,748
5.40%, 10/1/2043	75,000	103,005
6.65%, 11/15/2037	250,000	376,320
		12,439,503
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	78,264
Security Description	Principal Amount	Value
Timken Co. 4.50%, 12/15/2028	$ 20,000	$ 21,977
		100,241
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	34,283
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	363,932
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	125,000	156,161
5.00%, 9/30/2043	50,000	70,171
Newmont Corp.:
2.25%, 10/1/2030	65,000	67,270
2.80%, 10/1/2029	80,000	86,333
3.70%, 3/15/2023 (b)	7,000	7,411
Newmont Mining Corp. 4.88%, 3/15/2042	50,000	68,163
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	32,041
4.75%, 3/22/2042	150,000	204,535
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	282,795
Southern Copper Corp. 5.88%, 4/23/2045	357,000	484,324
		1,857,419
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023 (b)	100,000	103,207
2.00%, 2/14/2025 (b)	100,000	105,963
2.38%, 8/26/2029	100,000	108,189
2.88%, 10/15/2027	225,000	250,756
3.25%, 8/26/2049	60,000	67,218
Series MTN, 3.38%, 3/1/2029	50,000	57,578
Series MTN, 3.63%, 10/15/2047	25,000	29,480
Series MTN, 4.00%, 9/14/2048	30,000	37,730
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	69,279
Eaton Corp.:
3.10%, 9/15/2027	100,000	111,514
4.15%, 11/2/2042	25,000	30,769
General Electric Co.:
3.45%, 5/1/2027	45,000	47,567
3.63%, 5/1/2030	50,000	51,800
4.13%, 10/9/2042	18,000	18,013
4.25%, 5/1/2040	305,000	309,691
4.35%, 5/1/2050	55,000	56,078
Series GMTN, 3.45%, 5/15/2024	50,000	53,713

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 1/14/2038	$ 50,000	$ 58,242
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	403,682
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	37,456
4.00%, 6/14/2049	40,000	48,072
Series MTN, 3.30%, 11/21/2024	50,000	54,946
Textron, Inc.:
2.45%, 3/15/2031	30,000	30,011
3.90%, 9/17/2029	50,000	56,037
4.00%, 3/15/2026	50,000	55,143
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	35,037
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	117,249
		2,404,420
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
3.00%, 2/24/2050	250,000	239,497
3.02%, 1/16/2027	200,000	219,338
3.22%, 4/14/2024	200,000	215,554
3.59%, 4/14/2027	250,000	280,425
3.63%, 4/6/2030	200,000	229,340
3.94%, 9/21/2028 (b)	100,000	116,367
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	207,624
3.81%, 2/10/2024	150,000	164,838
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	259,912
3.45%, 11/15/2021	25,000	25,556
3.85%, 6/1/2027	50,000	54,005
3.90%, 2/1/2025	25,000	27,116
Series GMTN, 4.95%, 6/1/2047	100,000	112,006
Chevron Corp.:
1.14%, 5/11/2023	250,000	254,807
1.55%, 5/11/2025	135,000	139,883
2.24%, 5/11/2030 (b)	100,000	106,134
2.95%, 5/16/2026 (b)	50,000	55,644
2.98%, 5/11/2040	45,000	48,591
3.08%, 5/11/2050	100,000	108,003
3.19%, 6/24/2023 (b)	25,000	26,738
Chevron USA, Inc.:
0.33%, 8/12/2022	65,000	65,055
0.43%, 8/11/2023	30,000	30,028
0.69%, 8/12/2025	65,000	64,797
1.02%, 8/12/2027	40,000	39,953
2.34%, 8/12/2050 (b)	65,000	61,250
Security Description	Principal Amount	Value
Cimarex Energy Co. 3.90%, 5/15/2027	$ 250,000	$ 251,880
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025 (b)	300,000	330,081
4.38%, 5/2/2028	250,000	292,287
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	133,277
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	324,669
ConocoPhillips 6.50%, 2/1/2039	75,000	110,483
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	238,900
5.95%, 3/15/2046	200,000	296,760
6.95%, 4/15/2029	50,000	69,484
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	23,780
5.85%, 12/15/2025	50,000	55,977
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	60,740
3.25%, 12/1/2026	45,000	45,148
3.50%, 12/1/2029 (b)	100,000	96,433
Ecopetrol SA:
4.13%, 1/16/2025	100,000	105,129
5.88%, 5/28/2045	225,000	246,170
6.88%, 4/29/2030 (b)	250,000	299,282
7.38%, 9/18/2043	50,000	62,927
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	104,208
3.90%, 4/1/2035	25,000	28,044
4.38%, 4/15/2030	30,000	35,354
4.95%, 4/15/2050	35,000	42,857
Equinor ASA:
2.65%, 1/15/2024	75,000	79,934
2.88%, 4/6/2025	250,000	272,057
3.25%, 11/18/2049	55,000	58,253
3.63%, 9/10/2028 (b)	50,000	58,613
3.63%, 4/6/2040	100,000	114,458
3.70%, 3/1/2024	300,000	331,926
3.95%, 5/15/2043	50,000	58,282
4.80%, 11/8/2043	30,000	38,752
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	154,273
1.90%, 8/16/2022	20,000	20,591
2.02%, 8/16/2024	50,000	52,573
2.44%, 8/16/2029 (b)	50,000	53,760
2.61%, 10/15/2030	300,000	324,234
2.99%, 3/19/2025	150,000	164,334
3.00%, 8/16/2039	50,000	52,872
3.10%, 8/16/2049	50,000	51,636
3.45%, 4/15/2051	245,000	268,461
3.48%, 3/19/2030	250,000	287,777
4.11%, 3/1/2046	125,000	148,389
4.23%, 3/19/2040	105,000	128,119

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hess Corp.:
5.60%, 2/15/2041	$ 75,000	$ 81,565
5.80%, 4/1/2047	250,000	276,110
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	45,114
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	104,989
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	25,614
4.40%, 7/15/2027 (b)	50,000	49,691
5.20%, 6/1/2045	50,000	46,921
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	53,512
3.80%, 4/1/2028	30,000	32,562
4.50%, 5/1/2023	250,000	269,820
4.50%, 4/1/2048	25,000	25,283
5.13%, 12/15/2026	150,000	174,705
Nexen, Inc. 5.88%, 3/10/2035	100,000	142,814
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	327,980
5.25%, 11/15/2043	50,000	65,710
Petro-Canada 5.35%, 7/15/2033	25,000	29,235
Phillips 66:
2.15%, 12/15/2030	150,000	145,636
3.70%, 4/6/2023	20,000	21,420
3.85%, 4/9/2025	180,000	199,733
3.90%, 3/15/2028 (b)	50,000	56,251
4.30%, 4/1/2022	35,000	36,919
4.88%, 11/15/2044	95,000	112,846
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	57,846
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	200,000	199,450
2.38%, 4/6/2025	250,000	267,022
2.38%, 11/7/2029	100,000	105,681
2.50%, 9/12/2026	150,000	163,384
2.75%, 4/6/2030	250,000	273,457
3.13%, 11/7/2049	100,000	103,358
3.25%, 5/11/2025	100,000	110,690
4.00%, 5/10/2046	100,000	116,791
4.13%, 5/11/2035	75,000	90,386
4.38%, 5/11/2045	250,000	304,962
4.55%, 8/12/2043	250,000	312,040
5.50%, 3/25/2040	25,000	34,823
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	47,210
3.10%, 5/15/2025	40,000	43,042
3.60%, 12/1/2024	25,000	27,285
4.00%, 11/15/2047	70,000	71,548
6.50%, 6/15/2038	50,000	64,004
Total Capital International SA:
3.13%, 5/29/2050	200,000	206,686
Security Description	Principal Amount	Value
3.75%, 4/10/2024	$ 375,000	$ 414,319
Total Capital SA 3.88%, 10/11/2028	25,000	29,549
Valero Energy Corp.:
1.20%, 3/15/2024	250,000	249,735
2.15%, 9/15/2027	250,000	249,340
2.85%, 4/15/2025 (b)	55,000	57,698
3.40%, 9/15/2026	50,000	53,745
6.63%, 6/15/2037	250,000	313,365
		15,417,471
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	104,535
3.34%, 12/15/2027	50,000	53,115
4.08%, 12/15/2047	150,000	150,365
Halliburton Co.:
3.80%, 11/15/2025	22,000	23,901
4.85%, 11/15/2035	150,000	159,286
5.00%, 11/15/2045	35,000	35,733
7.45%, 9/15/2039	25,000	32,192
National Oilwell Varco, Inc. 3.60%, 12/1/2029	100,000	97,481
Schlumberger Investment SA 2.65%, 6/26/2030	150,000	151,395
		808,003
PACKAGING & CONTAINERS — 0.0% (a)
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	27,403
3.40%, 12/15/2027	35,000	39,108
4.05%, 12/15/2049 (b)	10,000	12,072
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	110,066
3.75%, 3/15/2025	100,000	111,771
4.20%, 6/1/2032	50,000	60,365
		360,785
PHARMACEUTICALS — 1.9%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	115,000	117,095
2.60%, 11/21/2024 (c)	105,000	111,297
2.90%, 11/6/2022	25,000	26,214
2.95%, 11/21/2026 (c)	105,000	114,349
3.20%, 5/14/2026	200,000	220,006
3.20%, 11/21/2029 (c)	245,000	269,809
3.25%, 10/1/2022 (c)	500,000	522,580
3.45%, 3/15/2022 (c)	200,000	207,274
3.60%, 5/14/2025	350,000	387,768
3.75%, 11/14/2023	235,000	256,251
3.80%, 3/15/2025 (c)	425,000	470,823
3.85%, 6/15/2024 (c)	50,000	54,747

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 11/21/2039 (c)	$ 200,000	$ 229,536
4.25%, 11/14/2028	35,000	41,556
4.25%, 11/21/2049 (c)	340,000	402,155
4.30%, 5/14/2036	50,000	58,797
4.40%, 11/6/2042	50,000	59,284
4.45%, 5/14/2046	150,000	179,023
4.50%, 5/14/2035	50,000	60,787
4.55%, 3/15/2035 (c)	350,000	427,094
4.75%, 3/15/2045 (c)	75,000	90,624
4.88%, 11/14/2048	25,000	31,653
AmerisourceBergen Corp.:
2.80%, 5/15/2030	100,000	106,766
3.45%, 12/15/2027	50,000	57,037
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	412,368
3.38%, 11/16/2025	35,000	39,292
3.50%, 8/17/2023	50,000	54,082
4.00%, 1/17/2029	35,000	41,506
4.00%, 9/18/2042	25,000	30,659
4.38%, 8/17/2048	40,000	53,089
6.45%, 9/15/2037	25,000	38,101
Becton Dickinson & Co.:
3.70%, 6/6/2027	163,000	184,762
3.73%, 12/15/2024	50,000	55,231
4.67%, 6/6/2047	210,000	259,736
4.69%, 12/15/2044	20,000	24,538
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	243,089
3.36%, 6/6/2024	50,000	54,076
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022	50,000	51,874
2.90%, 7/26/2024	500,000	542,030
3.25%, 2/20/2023	50,000	53,204
3.25%, 2/27/2027 (b)	250,000	285,807
3.25%, 8/1/2042	50,000	57,122
3.63%, 5/15/2024	25,000	27,536
3.88%, 8/15/2025	275,000	313,846
3.90%, 2/20/2028	100,000	118,389
4.13%, 6/15/2039	35,000	44,308
4.25%, 10/26/2049	150,000	197,613
4.35%, 11/15/2047	225,000	294,829
4.55%, 2/20/2048	100,000	134,423
4.63%, 5/15/2044	50,000	66,858
5.00%, 8/15/2045	150,000	209,847
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	269,015
3.41%, 6/15/2027	300,000	334,098
4.90%, 9/15/2045	25,000	29,454
Cigna Corp.:
2.40%, 3/15/2030	120,000	124,444
3.05%, 10/15/2027	50,000	55,239
3.20%, 3/15/2040	85,000	89,663
3.40%, 3/15/2050	65,000	68,009
3.75%, 7/15/2023	67,000	72,495
4.38%, 10/15/2028	310,000	368,553
Security Description	Principal Amount	Value
4.80%, 8/15/2038	$ 60,000	$ 74,545
4.90%, 12/15/2048	295,000	383,521
6.13%, 11/15/2041	25,000	36,363
CVS Health Corp.:
2.88%, 6/1/2026	210,000	227,909
3.38%, 8/12/2024	25,000	27,204
3.50%, 7/20/2022	200,000	209,692
3.70%, 3/9/2023	130,000	139,292
3.75%, 4/1/2030	250,000	285,745
3.88%, 7/20/2025	20,000	22,551
4.10%, 3/25/2025	311,000	351,029
4.30%, 3/25/2028	460,000	537,993
4.78%, 3/25/2038	675,000	819,585
4.88%, 7/20/2035	45,000	57,155
5.05%, 3/25/2048	300,000	382,437
5.13%, 7/20/2045	185,000	233,516
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	94,622
2.35%, 5/15/2022	300,000	309,729
2.50%, 9/15/2060	250,000	237,442
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023 (f)	100,000	100,154
2.88%, 6/1/2022	100,000	103,785
3.00%, 6/1/2024	70,000	75,659
3.38%, 6/1/2029	85,000	98,088
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,451
3.38%, 5/15/2023	100,000	107,630
3.63%, 5/15/2025 (b)	55,000	62,249
3.88%, 5/15/2028	100,000	118,915
4.20%, 3/18/2043	25,000	32,255
6.38%, 5/15/2038	50,000	77,082
Johnson & Johnson:
0.55%, 9/1/2025	50,000	50,000
0.95%, 9/1/2027	65,000	65,272
1.30%, 9/1/2030	70,000	70,549
2.10%, 9/1/2040	65,000	64,968
2.25%, 9/1/2050	100,000	98,881
2.45%, 3/1/2026	30,000	32,728
2.45%, 9/1/2060 (b)	65,000	64,539
2.90%, 1/15/2028	250,000	281,222
3.38%, 12/5/2023	25,000	27,396
3.40%, 1/15/2038	100,000	118,487
3.55%, 3/1/2036	150,000	182,149
3.63%, 3/3/2037	200,000	243,746
3.75%, 3/3/2047	100,000	126,456
4.50%, 12/5/2043 (b)	50,000	69,135
McKesson Corp.:
2.85%, 3/15/2023	25,000	26,176
3.95%, 2/16/2028	60,000	69,727
Mead Johnson Nutrition Co. 4.60%, 6/1/2044 (b)	25,000	33,278
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	55,838
2.35%, 2/10/2022	50,000	51,460

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.35%, 6/24/2040	$ 70,000	$ 71,100
2.40%, 9/15/2022	25,000	25,891
2.75%, 2/10/2025	325,000	353,038
2.90%, 3/7/2024	45,000	48,543
3.40%, 3/7/2029	100,000	116,566
3.60%, 9/15/2042	25,000	30,401
3.70%, 2/10/2045	50,000	60,332
3.90%, 3/7/2039	100,000	123,731
4.00%, 3/7/2049	65,000	82,421
Mylan NV 5.25%, 6/15/2046	250,000	311,727
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	104,737
2.00%, 2/14/2027	100,000	106,007
2.20%, 8/14/2030	100,000	107,402
2.40%, 5/17/2022	300,000	309,909
2.75%, 8/14/2050	65,000	70,004
3.00%, 11/20/2025	25,000	27,746
3.10%, 5/17/2027 (b)	30,000	33,708
3.40%, 5/6/2024	25,000	27,562
4.00%, 11/20/2045	50,000	64,297
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	55,924
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	155,058
2.55%, 5/28/2040	150,000	155,988
2.70%, 5/28/2050	250,000	260,732
2.95%, 3/15/2024	100,000	107,941
3.00%, 12/15/2026	150,000	169,479
3.20%, 9/15/2023	50,000	53,939
3.40%, 5/15/2024 (b)	25,000	27,431
3.45%, 3/15/2029	100,000	116,969
3.60%, 9/15/2028	100,000	118,271
3.90%, 3/15/2039	25,000	30,488
4.00%, 12/15/2036	150,000	184,797
4.00%, 3/15/2049	100,000	126,842
4.10%, 9/15/2038	200,000	248,490
4.20%, 9/15/2048	35,000	45,403
7.20%, 3/15/2039	75,000	124,476
Sanofi 3.63%, 6/19/2028	100,000	117,135
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	106,070
3.20%, 9/23/2026	30,000	33,392
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	252,987
3.03%, 7/9/2040	200,000	208,530
4.40%, 11/26/2023	100,000	111,087
5.00%, 11/26/2028	100,000	124,214
Upjohn, Inc.:
1.13%, 6/22/2022 (c)	500,000	503,910
2.70%, 6/22/2030 (c)	150,000	155,685
4.00%, 6/22/2050 (c)	150,000	159,669
Security Description	Principal Amount	Value
Wyeth LLC 6.00%, 2/15/2036	$ 25,000	$ 36,266
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	55,329
3.00%, 5/15/2050	105,000	112,373
3.90%, 8/20/2028	50,000	59,114
4.45%, 8/20/2048	25,000	32,941
4.70%, 2/1/2043 (b)	25,000	32,848
		22,925,215
PIPELINES — 1.0%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	44,083
4.80%, 5/3/2029	40,000	43,638
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (c)	90,000	93,433
Enable Midstream Partners L.P.:
4.15%, 9/15/2029 (b)	100,000	92,415
4.40%, 3/15/2027	50,000	48,171
4.95%, 5/15/2028	30,000	29,292
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	51,852
3.70%, 7/15/2027	50,000	55,546
4.00%, 11/15/2049	100,000	106,669
4.25%, 12/1/2026	50,000	57,316
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	51,767
4.75%, 1/15/2026	225,000	239,715
5.00%, 5/15/2050	250,000	230,892
5.15%, 2/1/2043	25,000	22,842
5.15%, 3/15/2045	225,000	204,145
5.20%, 2/1/2022	100,000	103,559
5.25%, 4/15/2029	275,000	295,859
5.88%, 1/15/2024	250,000	275,675
6.25%, 4/15/2049	275,000	284,199
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	108,882
3.20%, 2/15/2052	200,000	184,162
3.50%, 2/1/2022	25,000	25,975
3.75%, 2/15/2025	75,000	83,436
3.95%, 2/15/2027	200,000	228,834
4.15%, 10/16/2028	25,000	29,226
4.20%, 1/31/2050	65,000	69,035
4.80%, 2/1/2049	25,000	28,698
4.85%, 3/15/2044	50,000	56,769
4.90%, 5/15/2046	50,000	56,597
5.10%, 2/15/2045	200,000	232,436
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	250,000	217,500

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	$ 150,000	$ 142,836
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	28,918
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	105,743
3.15%, 1/15/2023	450,000	472,315
4.30%, 6/1/2025	300,000	337,836
5.05%, 2/15/2046	50,000	56,449
5.30%, 12/1/2034	200,000	236,960
5.55%, 6/1/2045	150,000	178,258
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	52,678
4.85%, 2/1/2049	275,000	315,969
5.00%, 3/1/2026	50,000	58,186
MPLX L.P.:
1.75%, 3/1/2026	35,000	35,017
3.50%, 12/1/2022	75,000	78,333
4.00%, 3/15/2028	35,000	38,118
4.50%, 4/15/2038	180,000	183,638
4.70%, 4/15/2048	100,000	101,238
4.80%, 2/15/2029	105,000	119,801
4.88%, 6/1/2025	50,000	56,603
4.90%, 4/15/2058	25,000	25,360
5.20%, 3/1/2047	100,000	108,175
5.20%, 12/1/2047	100,000	107,218
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,981
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	24,662
2.75%, 9/1/2024	100,000	102,457
3.10%, 3/15/2030	25,000	24,014
3.40%, 9/1/2029	100,000	98,506
4.00%, 7/13/2027	30,000	31,184
4.45%, 9/1/2049	40,000	35,406
4.50%, 3/15/2050	25,000	22,344
4.55%, 7/15/2028	50,000	52,840
4.95%, 7/13/2047	150,000	141,016
5.20%, 7/15/2048	25,000	24,144
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	103,116
3.15%, 12/15/2029 (b)	100,000	99,502
3.55%, 10/1/2026	10,000	10,537
3.75%, 3/1/2028	25,000	26,088
4.90%, 10/1/2046	10,000	10,331
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	25,746
4.50%, 12/15/2026	50,000	53,261
4.65%, 10/15/2025	400,000	430,172
4.70%, 6/15/2044	25,000	22,234
Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	$ 100,000	$ 108,437
4.50%, 5/15/2030 (c)	250,000	281,635
5.63%, 3/1/2025	200,000	229,164
5.75%, 5/15/2024	75,000	84,904
5.88%, 6/30/2026	250,000	295,660
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	390,344
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	51,001
5.30%, 4/1/2044	25,000	23,308
5.35%, 5/15/2045	25,000	23,238
5.40%, 10/1/2047	150,000	141,288
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	103,276
4.10%, 4/15/2030	200,000	231,024
4.63%, 3/1/2034	250,000	294,970
4.75%, 5/15/2038	100,000	118,981
7.63%, 1/15/2039	25,000	38,133
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	259,060
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	55,979
Williams Cos., Inc.:
3.50%, 11/15/2030	100,000	108,814
3.60%, 3/15/2022	100,000	103,440
3.70%, 1/15/2023	20,000	21,133
3.75%, 6/15/2027	200,000	219,480
3.90%, 1/15/2025	50,000	54,597
4.55%, 6/24/2024	65,000	72,023
5.10%, 9/15/2045	125,000	140,394
5.75%, 6/24/2044	25,000	29,616
		11,335,707
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	58,693
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	60,000	67,721
3.45%, 4/30/2025	100,000	111,310
4.00%, 2/1/2050	100,000	119,506
4.70%, 7/1/2030	35,000	43,231
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	53,443
3.63%, 11/15/2027	30,000	31,887
American Tower Corp.:
2.25%, 1/15/2022	100,000	102,278

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 1/15/2027	$ 200,000	$ 215,502
3.00%, 6/15/2023	250,000	264,760
3.10%, 6/15/2050	100,000	98,902
3.13%, 1/15/2027	100,000	109,163
3.38%, 10/15/2026	75,000	83,039
3.50%, 1/31/2023	50,000	53,157
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	26,004
Series GMTN, 2.95%, 5/11/2026	50,000	55,361
Series MTN, 2.45%, 1/15/2031	70,000	74,876
Series MTN, 3.20%, 1/15/2028	40,000	44,616
Series MTN, 3.30%, 6/1/2029	65,000	73,930
Series MTN, 3.90%, 10/15/2046	50,000	60,707
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	160,447
2.90%, 3/15/2030	35,000	36,559
3.40%, 6/21/2029	100,000	108,855
3.65%, 2/1/2026 (b)	100,000	111,468
3.85%, 2/1/2023	75,000	79,840
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	52,418
4.05%, 7/1/2030	25,000	26,787
4.13%, 6/15/2026	50,000	54,484
4.13%, 5/15/2029	100,000	108,258
Camden Property Trust:
3.15%, 7/1/2029	65,000	72,383
4.10%, 10/15/2028	20,000	23,571
Corporate Office Properties L.P. 2.25%, 3/15/2026 (b)	35,000	35,451
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	270,177
3.65%, 9/1/2027	150,000	168,058
3.70%, 6/15/2026	15,000	16,724
4.00%, 3/1/2027	20,000	22,764
4.75%, 5/15/2047	100,000	123,780
5.25%, 1/15/2023	100,000	110,028
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	107,328
4.38%, 2/15/2029	30,000	35,291
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	159,406
3.45%, 11/15/2029	60,000	65,106
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	130,787
3.70%, 8/15/2027	150,000	168,555
Security Description	Principal Amount	Value
Duke Realty L.P.:
3.05%, 3/1/2050	$ 10,000	$ 10,660
4.00%, 9/15/2028	100,000	117,289
EPR Properties:
4.50%, 6/1/2027	50,000	46,145
4.95%, 4/15/2028	50,000	48,581
Equinix, Inc.:
1.00%, 9/15/2025 (f)	150,000	149,112
1.55%, 3/15/2028 (f)	75,000	75,310
2.63%, 11/18/2024	65,000	69,049
2.95%, 9/15/2051 (f)	150,000	148,039
3.20%, 11/18/2029 (b)	45,000	49,585
5.38%, 5/15/2027	60,000	65,303
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	27,622
3.50%, 3/1/2028	100,000	113,227
4.00%, 8/1/2047	50,000	60,926
4.15%, 12/1/2028	100,000	118,836
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	26,944
3.63%, 5/1/2027	50,000	55,183
4.00%, 3/1/2029	65,000	75,138
4.50%, 3/15/2048	50,000	63,671
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	79,562
3.25%, 7/15/2027	50,000	53,020
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	55,728
4.00%, 1/15/2030	65,000	67,300
4.00%, 1/15/2031	50,000	52,046
5.25%, 6/1/2025	20,000	21,739
5.38%, 11/1/2023	20,000	21,303
5.38%, 4/15/2026	40,000	44,342
5.75%, 6/1/2028	20,000	22,803
HCP, Inc. 3.88%, 8/15/2024	50,000	55,404
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030 (b)	25,000	25,368
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	54,181
3.50%, 8/1/2026	25,000	28,017
Healthpeak Properties, Inc. 2.88%, 1/15/2031	125,000	132,735
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	25,903
3.88%, 3/1/2027	50,000	54,296
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	51,751
Series H, 3.38%, 12/15/2029	150,000	141,058
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	207,086

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 4/1/2029	$ 25,000	$ 28,537
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	52,242
3.45%, 12/15/2024	50,000	52,792
4.75%, 12/15/2028	25,000	29,114
Kimco Realty Corp.:
2.80%, 10/1/2026 (b)	50,000	53,210
3.30%, 2/1/2025	40,000	43,287
3.70%, 10/1/2049	100,000	98,269
3.80%, 4/1/2027	25,000	27,345
Life Storage L.P. 4.00%, 6/15/2029	100,000	113,602
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	55,672
3.95%, 3/15/2029	100,000	115,881
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	88,581
3.60%, 12/15/2026	50,000	53,991
4.30%, 10/15/2028	35,000	39,272
Office Properties Income Trust:
4.25%, 5/15/2024	50,000	50,115
4.50%, 2/1/2025	25,000	25,313
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	50,713
4.38%, 8/1/2023	150,000	160,894
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	104,139
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	98,114
Prologis L.P.:
1.25%, 10/15/2030	30,000	29,387
2.13%, 4/15/2027	50,000	53,191
2.25%, 4/15/2030 (b)	65,000	69,133
3.00%, 4/15/2050	50,000	53,693
3.75%, 11/1/2025	50,000	57,018
4.38%, 2/1/2029 (b)	65,000	79,551
Public Storage 2.37%, 9/15/2022	125,000	129,402
Realty Income Corp.:
3.65%, 1/15/2028 (b)	100,000	112,812
3.88%, 4/15/2025	100,000	113,036
4.13%, 10/15/2026	50,000	57,936
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	55,873
4.40%, 2/1/2047	150,000	167,443
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	26,237
5.13%, 8/15/2026	25,000	27,074
Simon Property Group L.P.:
2.63%, 6/15/2022 (b)	100,000	102,618
2.75%, 6/1/2023	200,000	209,092
4.25%, 11/30/2046	50,000	53,590
Security Description	Principal Amount	Value
Spirit Realty L.P. 3.40%, 1/15/2030	$ 100,000	$ 99,467
STORE Capital Corp. 4.50%, 3/15/2028	50,000	53,724
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	48,776
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	166,099
Series MTN, 2.95%, 9/1/2026	25,000	27,228
Series MTN, 3.50%, 7/1/2027	50,000	55,025
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,123
3.00%, 1/15/2030 (b)	50,000	50,743
3.10%, 1/15/2023	50,000	51,978
3.85%, 4/1/2027	100,000	107,954
4.00%, 3/1/2028	100,000	108,699
4.38%, 2/1/2045	75,000	77,698
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	150,000	150,555
3.95%, 8/15/2027	40,000	42,672
4.60%, 2/6/2024	5,000	5,377
4.63%, 11/1/2025	50,000	55,189
4.88%, 6/1/2026	10,000	11,150
Vornado Realty L.P. 3.50%, 1/15/2025 (b)	50,000	52,012
Welltower, Inc.:
2.70%, 2/15/2027	50,000	52,819
3.10%, 1/15/2030	55,000	58,367
4.00%, 6/1/2025	175,000	196,385
4.13%, 3/15/2029	100,000	113,458
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	234,254
4.63%, 9/15/2023	25,000	27,741
WP Carey, Inc. 3.85%, 7/15/2029	100,000	108,160
		11,172,002
RETAIL — 0.9%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	112,519
AutoNation, Inc. 4.75%, 6/1/2030	50,000	59,064
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	39,286
3.13%, 4/18/2024	100,000	107,751
3.75%, 6/1/2027	100,000	114,191
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	59,263
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	102,268
1.60%, 4/20/2030	65,000	66,110
1.75%, 4/20/2032	30,000	30,693

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 5/18/2022	$ 150,000	$ 154,719
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	15,853
4.55%, 2/15/2048	15,000	14,904
Dollar General Corp.:
4.13%, 5/1/2028	70,000	82,430
4.15%, 11/1/2025	25,000	28,778
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	101,997
4.00%, 5/15/2025	100,000	112,769
4.20%, 5/15/2028	45,000	52,926
Home Depot, Inc.:
2.13%, 9/15/2026	150,000	161,619
2.63%, 6/1/2022	150,000	155,526
2.70%, 4/15/2030	250,000	278,152
2.80%, 9/14/2027	250,000	276,480
3.00%, 4/1/2026	350,000	392,885
3.13%, 12/15/2049	100,000	111,400
3.30%, 4/15/2040	250,000	284,082
3.35%, 4/15/2050	150,000	173,146
3.75%, 2/15/2024	25,000	27,551
4.25%, 4/1/2046	35,000	44,717
5.95%, 4/1/2041	50,000	75,461
Kohl's Corp.:
5.55%, 7/17/2045	20,000	18,387
9.50%, 5/15/2025 (b)	30,000	35,395
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	54,147
3.10%, 5/3/2027	200,000	223,130
3.38%, 9/15/2025	25,000	27,880
3.70%, 4/15/2046	50,000	57,289
4.05%, 5/3/2047	300,000	357,006
4.25%, 9/15/2044	25,000	29,704
4.38%, 9/15/2045	25,000	30,696
4.65%, 4/15/2042	25,000	31,546
5.13%, 4/15/2050	250,000	344,920
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,453
Series MTN, 2.13%, 3/1/2030 (b)	15,000	15,610
Series MTN, 2.63%, 9/1/2029	75,000	81,586
Series MTN, 3.35%, 4/1/2023	80,000	85,438
Series MTN, 3.50%, 3/1/2027	50,000	56,739
Series MTN, 3.60%, 7/1/2030	250,000	291,460
Series MTN, 3.63%, 9/1/2049	160,000	179,138
Series MTN, 3.70%, 1/30/2026	75,000	85,501
Series MTN, 3.80%, 4/1/2028	100,000	116,608
Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/1/2047	$ 125,000	$ 155,945
Series MTN, 4.45%, 9/1/2048	20,000	24,923
Series MTN, 4.70%, 12/9/2035	150,000	192,349
Series MTN, 4.88%, 12/9/2045	100,000	129,615
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	44,714
3.60%, 9/1/2027	50,000	56,889
4.35%, 6/1/2028	100,000	118,609
Ross Stores, Inc.:
4.80%, 4/15/2030	50,000	60,815
5.45%, 4/15/2050	50,000	65,535
Starbucks Corp.:
2.00%, 3/12/2027	100,000	105,739
2.25%, 3/12/2030	100,000	103,844
2.55%, 11/15/2030 (b)	100,000	106,033
3.35%, 3/12/2050 (b)	25,000	25,774
3.50%, 11/15/2050	150,000	159,484
3.80%, 8/15/2025	50,000	56,612
3.85%, 10/1/2023 (b)	25,000	27,222
4.00%, 11/15/2028	50,000	58,945
4.45%, 8/15/2049	100,000	121,471
4.50%, 11/15/2048	30,000	36,463
Target Corp.:
2.50%, 4/15/2026	50,000	54,684
3.38%, 4/15/2029	100,000	116,551
3.90%, 11/15/2047	250,000	330,142
4.00%, 7/1/2042	50,000	65,399
TJX Cos., Inc.:
2.25%, 9/15/2026	50,000	53,211
3.88%, 4/15/2030	250,000	296,320
Walgreen Co. 3.10%, 9/15/2022	25,000	26,168
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	52,458
3.30%, 11/18/2021	200,000	205,296
3.45%, 6/1/2026 (b)	250,000	273,052
4.50%, 11/18/2034	25,000	28,545
4.65%, 6/1/2046	25,000	26,539
Walmart, Inc.:
2.65%, 12/15/2024	150,000	162,247
2.95%, 9/24/2049	150,000	167,422
3.25%, 7/8/2029	80,000	93,268
3.30%, 4/22/2024	325,000	354,370
3.40%, 6/26/2023	325,000	350,948
3.70%, 6/26/2028	425,000	502,116
3.95%, 6/28/2038	325,000	406,728
4.05%, 6/29/2048	185,000	241,284
		10,831,902

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	$ 30,000	$ 30,908
3.90%, 10/1/2025	25,000	28,766
4.35%, 4/1/2047 (b)	100,000	132,855
5.10%, 10/1/2035	50,000	69,079
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.65%, 1/15/2023	200,000	207,804
Broadcom, Inc.:
2.25%, 11/15/2023	70,000	72,771
3.15%, 11/15/2025	80,000	86,328
3.63%, 10/15/2024	250,000	272,957
4.11%, 9/15/2028	159,000	177,643
4.15%, 11/15/2030	100,000	112,179
4.30%, 11/15/2032	55,000	62,888
4.70%, 4/15/2025	315,000	357,840
4.75%, 4/15/2029	150,000	174,505
5.00%, 4/15/2030	200,000	236,034
Intel Corp.:
2.35%, 5/11/2022	50,000	51,536
2.45%, 11/15/2029	150,000	163,149
2.88%, 5/11/2024	200,000	215,898
3.10%, 2/15/2060	150,000	161,824
3.15%, 5/11/2027	200,000	225,344
3.25%, 11/15/2049	150,000	167,556
3.30%, 10/1/2021	25,000	25,750
4.10%, 5/19/2046	370,000	463,395
4.10%, 5/11/2047	50,000	62,840
4.75%, 3/25/2050	150,000	206,674
KLA Corp.:
3.30%, 3/1/2050	50,000	52,575
4.10%, 3/15/2029	65,000	77,925
Lam Research Corp.:
3.75%, 3/15/2026	50,000	57,336
4.00%, 3/15/2029	280,000	335,650
4.88%, 3/15/2049	25,000	35,295
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	31,140
4.66%, 2/15/2030	200,000	235,602
NVIDIA Corp.:
3.20%, 9/16/2026	50,000	56,413
3.50%, 4/1/2050	150,000	175,152
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (c)	100,000	111,969
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (c)	10,000	10,583
3.15%, 5/1/2027 (c)	15,000	16,208
3.40%, 5/1/2030 (c)	20,000	21,888
QUALCOMM, Inc.:
2.15%, 5/20/2030	100,000	104,900
2.60%, 1/30/2023	200,000	209,520
2.90%, 5/20/2024	200,000	215,298
3.25%, 5/20/2027	50,000	56,103
Security Description	Principal Amount	Value
3.25%, 5/20/2050 (b)	$ 45,000	$ 50,053
3.45%, 5/20/2025	50,000	55,900
4.30%, 5/20/2047	50,000	64,190
4.80%, 5/20/2045	25,000	33,691
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	78,314
3.88%, 3/15/2039	250,000	309,082
4.15%, 5/15/2048	150,000	197,346
Xilinx, Inc. 2.95%, 6/1/2024	50,000	53,754
		6,412,410
SOFTWARE — 0.8%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	190,337
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,623
1.90%, 2/1/2025	30,000	31,719
2.30%, 2/1/2030	30,000	32,374
3.25%, 2/1/2025	25,000	27,721
Autodesk, Inc. 3.50%, 6/15/2027	50,000	56,728
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	54,207
Citrix Systems, Inc. 3.30%, 3/1/2030	100,000	106,642
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	221,770
3.75%, 5/21/2029	20,000	23,517
3.88%, 6/5/2024	7,000	7,699
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	52,825
2.65%, 6/1/2030	50,000	53,828
2.75%, 7/1/2024	100,000	106,921
3.20%, 7/1/2026	275,000	305,750
3.50%, 7/1/2029	65,000	74,066
3.80%, 10/1/2023	150,000	163,527
4.20%, 10/1/2028	65,000	77,179
4.40%, 7/1/2049	60,000	74,641
Intuit, Inc.:
0.95%, 7/15/2025	15,000	15,144
1.65%, 7/15/2030	15,000	15,278
Microsoft Corp.:
2.00%, 8/8/2023	50,000	52,196
2.40%, 2/6/2022	300,000	308,280
2.40%, 8/8/2026	200,000	218,446
2.53%, 6/1/2050	418,000	435,347
2.65%, 11/3/2022	300,000	313,767
2.68%, 6/1/2060	88,000	92,798
3.13%, 11/3/2025	50,000	55,911
3.30%, 2/6/2027	280,000	320,454
3.45%, 8/8/2036	550,000	665,841
3.63%, 12/15/2023	25,000	27,407
3.70%, 8/8/2046	150,000	188,946

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 8/8/2056	$ 62,000	$ 81,544
4.10%, 2/6/2037	157,000	202,960
4.20%, 11/3/2035	65,000	85,571
Oracle Corp.:
2.40%, 9/15/2023	200,000	210,400
2.50%, 5/15/2022	50,000	51,557
2.50%, 4/1/2025	600,000	642,870
2.63%, 2/15/2023	235,000	246,755
2.65%, 7/15/2026	45,000	49,149
2.80%, 4/1/2027	250,000	274,242
2.95%, 5/15/2025	10,000	10,898
2.95%, 4/1/2030	300,000	335,442
3.60%, 4/1/2040	250,000	285,332
3.60%, 4/1/2050	525,000	587,638
3.80%, 11/15/2037	180,000	210,731
3.85%, 7/15/2036	150,000	177,114
3.85%, 4/1/2060	250,000	293,010
3.90%, 5/15/2035	5,000	6,104
4.00%, 7/15/2046 (b)	180,000	212,447
4.30%, 7/8/2034	200,000	252,026
4.38%, 5/15/2055	10,000	12,619
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	294,607
3.70%, 4/11/2028	25,000	29,493
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	63,421
VMware, Inc. 3.90%, 8/21/2027	150,000	167,178
		9,174,997
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	216,460
3.13%, 7/16/2022	100,000	104,162
4.38%, 7/16/2042	50,000	61,205
4.38%, 4/22/2049	200,000	250,242
6.13%, 3/30/2040	100,000	144,180
AT&T, Inc.:
1.65%, 2/1/2028	30,000	30,044
2.25%, 2/1/2032	125,000	125,036
2.30%, 6/1/2027	50,000	52,521
2.75%, 6/1/2031	350,000	368,462
2.95%, 7/15/2026	200,000	218,870
3.10%, 2/1/2043	150,000	145,234
3.30%, 2/1/2052	90,000	84,857
3.40%, 5/15/2025 (b)	250,000	276,615
3.50%, 6/1/2041	100,000	104,667
3.50%, 9/15/2053 (c)	150,000	146,127
3.50%, 2/1/2061	100,000	95,440
3.55%, 9/15/2055 (c)	429,000	417,902
3.65%, 6/1/2051	100,000	101,102
3.65%, 9/15/2059 (c)	694,000	687,587
3.80%, 2/15/2027	150,000	169,036
3.85%, 6/1/2060	45,000	45,851
4.10%, 2/15/2028	184,000	212,873
Security Description	Principal Amount	Value
4.13%, 2/17/2026	$ 350,000	$ 401,156
4.45%, 4/1/2024	25,000	27,907
4.50%, 5/15/2035	300,000	353,853
4.50%, 3/9/2048	350,000	397,526
4.55%, 3/9/2049	208,000	239,296
4.65%, 6/1/2044	25,000	28,408
4.75%, 5/15/2046	30,000	34,954
4.80%, 6/15/2044	50,000	59,587
4.85%, 3/1/2039	570,000	684,593
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	67,300
4.46%, 4/1/2048	30,000	37,344
British Telecommunications PLC 5.13%, 12/4/2028	200,000	242,072
Cisco Systems, Inc.:
3.00%, 6/15/2022	25,000	26,160
3.50%, 6/15/2025	25,000	28,396
3.63%, 3/4/2024	25,000	27,695
5.50%, 1/15/2040	300,000	443,637
Corning, Inc.:
4.38%, 11/15/2057	25,000	30,162
5.35%, 11/15/2048	100,000	135,686
5.75%, 8/15/2040	25,000	33,525
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	388,377
Juniper Networks, Inc. 3.75%, 8/15/2029 (b)	100,000	114,855
Motorola Solutions, Inc.:
4.00%, 9/1/2024	23,000	25,496
4.60%, 2/23/2028	125,000	145,936
4.60%, 5/23/2029	50,000	58,995
Orange SA 5.50%, 2/6/2044	50,000	71,964
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	31,674
3.70%, 11/15/2049	50,000	55,923
4.30%, 2/15/2048	40,000	48,501
4.35%, 5/1/2049	155,000	188,829
5.00%, 3/15/2044	50,000	64,962
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	171,463
5.21%, 3/8/2047	300,000	355,446
5.52%, 3/1/2049	150,000	186,942
7.05%, 6/20/2036	25,000	35,946
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	37,688
TELUS Corp. 4.60%, 11/16/2048	150,000	187,212
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (c)	45,000	46,106
2.55%, 2/15/2031 (b) (c)	165,000	170,955
3.00%, 2/15/2041 (c) (f)	35,000	34,795
3.30%, 2/15/2051 (c) (f)	50,000	49,737
3.50%, 4/15/2025 (c)	150,000	164,520

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/15/2027 (c)	$ 150,000	$ 168,214
3.88%, 4/15/2030 (c)	80,000	90,828
4.38%, 4/15/2040 (c)	350,000	410,018
4.50%, 4/15/2050 (b) (c)	45,000	53,780
Verizon Communications, Inc.:
1.50%, 9/18/2030	60,000	59,875
2.63%, 8/15/2026	50,000	54,638
3.38%, 2/15/2025	500,000	557,025
3.50%, 11/1/2024	50,000	55,221
3.88%, 2/8/2029	10,000	11,838
4.02%, 12/3/2029	350,000	419,499
4.27%, 1/15/2036	28,000	34,493
4.33%, 9/21/2028	285,000	345,990
4.40%, 11/1/2034	250,000	311,872
4.50%, 8/10/2033	250,000	316,175
4.52%, 9/15/2048	25,000	32,874
4.81%, 3/15/2039	100,000	132,255
5.01%, 4/15/2049	150,000	215,014
5.15%, 9/15/2023	300,000	339,873
5.25%, 3/16/2037	150,000	207,906
5.50%, 3/16/2047	350,000	527,569
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	185,657
4.13%, 5/30/2025	50,000	57,065
4.38%, 2/19/2043	75,000	87,003
5.00%, 5/30/2038	250,000	311,430
5.25%, 5/30/2048	225,000	290,302
		15,270,466
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	109,433
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	31,236
3.90%, 11/19/2029 (b)	100,000	105,263
		136,499
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	16,359
3.40%, 9/1/2024	100,000	110,025
3.75%, 4/1/2024	25,000	27,594
3.90%, 8/1/2046	100,000	121,729
4.05%, 6/15/2048	155,000	193,051
4.13%, 6/15/2047	150,000	188,589
4.15%, 12/15/2048	30,000	37,915
4.45%, 3/15/2043	50,000	64,067
4.55%, 9/1/2044	50,000	65,526
4.90%, 4/1/2044	125,000	169,927
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	14,947
Security Description	Principal Amount	Value
2.75%, 3/1/2026	$ 100,000	$ 109,519
2.95%, 11/21/2024	50,000	54,192
3.20%, 8/2/2046	25,000	28,398
3.65%, 2/3/2048	50,000	60,562
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	36,600
4.00%, 6/1/2028	100,000	117,448
4.80%, 9/15/2035	30,000	39,562
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	53,442
3.25%, 6/1/2027	50,000	56,424
3.35%, 9/15/2049	65,000	72,112
3.40%, 8/1/2024	25,000	27,544
3.80%, 3/1/2028	50,000	58,508
3.80%, 11/1/2046	100,000	116,316
4.10%, 3/15/2044	75,000	89,737
4.25%, 3/15/2029 (b)	95,000	114,611
4.30%, 3/1/2048	50,000	62,534
4.50%, 3/15/2049	125,000	161,406
4.65%, 3/1/2068	50,000	65,589
FedEx Corp.:
3.40%, 1/14/2022	150,000	155,541
3.40%, 2/15/2028 (b)	50,000	56,133
3.90%, 2/1/2035	200,000	232,328
4.00%, 1/15/2024	25,000	27,682
4.05%, 2/15/2048	50,000	57,419
4.55%, 4/1/2046	100,000	120,822
4.75%, 11/15/2045	25,000	30,919
4.95%, 10/17/2048	100,000	127,924
5.25%, 5/15/2050	250,000	336,957
Kansas City Southern:
2.88%, 11/15/2029	65,000	68,873
3.50%, 5/1/2050	25,000	26,101
4.70%, 5/1/2048	50,000	55,362
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	165,729
3.00%, 4/1/2022	25,000	25,847
3.15%, 6/1/2027	50,000	55,723
3.16%, 5/15/2055	68,000	72,176
3.40%, 11/1/2049	100,000	111,648
3.94%, 11/1/2047	100,000	119,749
4.45%, 6/15/2045	19,000	24,212
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024 (b)	40,000	42,088
Series MTN, 2.80%, 3/1/2022	100,000	102,936
Series MTN, 3.45%, 11/15/2021	100,000	102,983
Union Pacific Corp.:
2.15%, 2/5/2027 (b)	250,000	266,902
2.75%, 3/1/2026	50,000	54,815
2.95%, 3/1/2022	350,000	362,894
2.97%, 9/16/2062 (c)	110,000	107,945
3.25%, 2/5/2050	200,000	220,826

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/8/2023	$ 50,000	$ 53,861
3.80%, 10/1/2051	52,000	61,522
3.84%, 3/20/2060	130,000	151,330
4.05%, 3/1/2046	175,000	212,742
4.10%, 9/15/2067	15,000	17,827
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	51,531
2.40%, 11/15/2026	30,000	32,897
2.45%, 10/1/2022	125,000	130,261
2.50%, 4/1/2023	150,000	157,489
3.05%, 11/15/2027	50,000	56,475
3.75%, 11/15/2047	175,000	212,035
5.30%, 4/1/2050	200,000	294,266
		6,899,003
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	54,997
4.55%, 11/7/2028	50,000	58,566
4.70%, 4/1/2029	25,000	29,922
		143,485
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	133,748
3.40%, 3/1/2025	25,000	27,705
3.45%, 5/1/2050	50,000	56,411
3.75%, 9/1/2028	100,000	116,679
3.75%, 9/1/2047	100,000	117,490
4.30%, 12/1/2042	25,000	30,875
Essential Utilities, Inc. 2.70%, 4/15/2030	60,000	64,256
		547,164
TOTAL CORPORATE BONDS & NOTES (Cost $300,997,529)		326,144,732
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	350,622
AUTOMOBILE — 0.2%
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	131,000	134,070
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	202,927
Security Description	Principal Amount	Value
Carmax Auto Owner Trust 2019-1 Series 2019-1, Class A4, 3.26%, 8/15/2024	$ 213,000	$ 225,146
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	104,115
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	51,149
Ford Credit Auto Owner Trust Series 2020-B, Class A3, 0.56%, 10/15/2024	189,000	189,833
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	385,000	393,763
Hyundai Auto Receivables Trust Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	55,000	56,250
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	100,000	102,257
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	87,382
Series 2020-3, Class A3, 0.52%, 7/15/2024	111,000	111,140
Toyota Auto Receivables Owner Trust Series 2019-C, Class A3, 1.91%, 9/15/2023	400,000	407,543
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	113,678
		2,179,253
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	900,000	933,478
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	103,785
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	241,809

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	$ 150,000	$ 154,794
		1,433,866
TOTAL ASSET-BACKED SECURITIES (Cost $3,906,984)		3,963,741
FOREIGN GOVERNMENT OBLIGATIONS — 3.9%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	89,654
1.50%, 02/12/2025	50,000	52,310
1.63%, 09/17/2022	40,000	41,068
2.63%, 01/31/2022	200,000	206,302
Series GMTN, 2.88%, 03/13/2023	100,000	106,274
		495,608
CANADA — 0.5%
Canada Government International Bond 1.63%, 1/22/2025	500,000	526,710
Export Development Canada:
1.38%, 10/21/2021	50,000	50,612
1.75%, 07/18/2022	150,000	154,029
2.00%, 05/17/2022	50,000	51,420
2.50%, 01/24/2023	200,000	210,368
Province of Alberta Canada:
1.30%, 07/22/2030	400,000	402,400
2.20%, 07/26/2022	50,000	51,674
3.30%, 03/15/2028	650,000	756,509
Province of British Columbia Canada 2.25%, 6/2/2026	150,000	163,655
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	269,435
Series GX, 2.60%, 04/16/2024	100,000	107,329
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	58,897
Province of Ontario Canada:
2.00%, 10/02/2029	350,000	378,031
2.20%, 10/03/2022	250,000	259,340
2.50%, 04/27/2026	350,000	383,953
2.55%, 04/25/2022	750,000	776,100
3.40%, 10/17/2023	350,000	381,528
Province of Quebec Canada:
0.60%, 07/23/2025 (b)	250,000	250,770
1.35%, 05/28/2030	300,000	308,295
2.50%, 04/20/2026	250,000	274,702
2.75%, 04/12/2027	200,000	224,668
Security Description	Principal Amount	Value
Series QO, 2.88%, 10/16/2024 (b)	$ 200,000	$ 218,968
		6,259,393
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	210,792
3.13%, 01/21/2026	50,000	55,410
3.24%, 02/06/2028	200,000	222,494
3.86%, 06/21/2047	300,000	359,013
		847,709
COLOMBIA — 0.1%
Colombia Government International Bond:
4.13%, 05/15/2051	200,000	207,952
4.50%, 01/28/2026 (b)	250,000	276,343
4.50%, 03/15/2029	250,000	280,692
5.00%, 06/15/2045	200,000	233,704
5.20%, 05/15/2049	250,000	302,822
5.63%, 02/26/2044	200,000	248,574
		1,550,087
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	200,000	199,758
Series GMTN, 0.75%, 10/08/2030	200,000	197,044
		396,802
GERMANY — 0.4%
FMS Wertmanagement 2.75%, 1/30/2024 (b)	250,000	270,362
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	81,046
0.25%, 10/19/2023	300,000	299,754
0.38%, 07/18/2025	250,000	249,570
1.75%, 09/14/2029 (b)	250,000	271,095
2.00%, 05/02/2025 (b)	100,000	107,404
2.13%, 03/07/2022 (b)	250,000	256,898
2.13%, 06/15/2022	250,000	258,130
2.13%, 01/17/2023	100,000	104,333
2.38%, 12/29/2022	250,000	262,052
2.50%, 02/15/2022	500,000	515,700
2.50%, 11/20/2024 (b)	300,000	326,790
2.63%, 01/25/2022	50,000	51,588
2.63%, 02/28/2024	250,000	269,820
2.88%, 04/03/2028 (b)	290,000	337,548
Series GMTN, 3.13%, 12/15/2021	500,000	517,395
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	200,032
3.13%, 11/14/2023	100,000	108,802

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 36, 2.00%, 12/06/2021	$ 150,000	$ 153,129
Series 37, 2.50%, 11/15/2027 (b)	50,000	56,478
Series 40, 0.50%, 05/27/2025	90,000	90,354
		4,788,280
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	401,489
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	286,129
4.45%, 04/15/2070	200,000	237,398
4.75%, 02/11/2029	150,000	178,062
5.35%, 02/11/2049	100,000	132,558
		834,147
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	221,126
2.88%, 03/16/2026	100,000	110,266
3.25%, 01/17/2028	100,000	114,096
3.88%, 07/03/2050	200,000	240,788
4.00%, 06/30/2022	50,000	53,117
4.13%, 01/17/2048	100,000	126,790
		866,183
ITALY — 0.1%
Republic of Italy Government International Bond:
2.38%, 10/17/2024	250,000	259,990
4.00%, 10/17/2049	200,000	214,032
5.38%, 06/15/2033	50,000	63,413
		537,435
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	200,000	200,316
1.75%, 10/17/2024	200,000	209,716
2.50%, 06/01/2022	200,000	207,096
2.50%, 05/23/2024	200,000	214,564
2.75%, 11/16/2027	200,000	226,226
2.88%, 07/21/2027	100,000	113,527
3.25%, 07/20/2023	150,000	161,817
3.25%, 07/20/2028	250,000	294,637
3.38%, 10/31/2023 (b)	200,000	217,866
Series DTC, 2.38%, 04/20/2026	200,000	218,412
		2,064,177
Security Description	Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond:
3.25%, 04/16/2030	$ 350,000	$ 358,897
3.75%, 01/11/2028	100,000	107,709
4.00%, 10/02/2023	80,000	86,900
4.13%, 01/21/2026	125,000	138,982
4.15%, 03/28/2027	200,000	222,584
4.50%, 04/22/2029	250,000	280,730
4.50%, 01/31/2050	250,000	264,560
4.60%, 02/10/2048	200,000	213,680
4.75%, 04/27/2032 (b)	200,000	226,642
5.00%, 04/27/2051 (b)	200,000	224,776
5.55%, 01/21/2045 (b)	450,000	546,084
6.05%, 01/11/2040	30,000	37,695
Series MTN, 4.75%, 03/08/2044	100,000	109,583
		2,818,822
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	203,614
3.16%, 01/23/2030	200,000	217,544
3.75%, 03/16/2025	150,000	163,834
3.87%, 07/23/2060	200,000	229,500
3.88%, 03/17/2028	200,000	226,922
4.50%, 05/15/2047	50,000	62,608
4.50%, 04/16/2050	200,000	250,260
6.70%, 01/26/2036	50,000	72,651
		1,426,933
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	262,602
2.84%, 06/20/2030 (b)	55,000	59,888
4.13%, 08/25/2027	150,000	175,043
5.63%, 11/18/2050	150,000	239,246
6.55%, 03/14/2037	25,000	37,726
		774,505
PHILIPPINES — 0.1%
Philippine Government International Bond:
2.46%, 05/05/2030	200,000	215,828
3.70%, 03/01/2041 (b)	200,000	230,906
3.70%, 02/02/2042	100,000	115,837
3.95%, 01/20/2040	200,000	236,610
4.20%, 01/21/2024	300,000	333,117
5.00%, 01/13/2037	150,000	195,505
7.75%, 01/14/2031	100,000	152,147
		1,479,950

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	$ 50,000	$ 53,025
3.25%, 04/06/2026	175,000	197,517
4.00%, 01/22/2024	150,000	167,091
5.00%, 03/23/2022	50,000	53,473
		471,106
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	25,000	26,645
3.00%, 11/01/2022	250,000	262,540
3.25%, 11/10/2025 (b)	150,000	168,013
3.50%, 11/27/2021	250,000	258,550
Korea Development Bank:
2.75%, 03/19/2023	200,000	210,126
3.00%, 01/13/2026	100,000	110,588
Korea International Bank 3.50%, 9/20/2028	200,000	235,724
Korea International Bond 1.00%, 9/16/2030	200,000	197,830
		1,470,016
SUPRANATIONAL — 1.4%
African Development Bank:
3.00%, 09/20/2023	150,000	162,087
Series GMTN, 1.63%, 09/16/2022	210,000	215,710
Series GMTN, 3.00%, 12/06/2021	30,000	30,978
Asian Development Bank:
0.63%, 04/29/2025	500,000	504,810
1.50%, 10/18/2024	200,000	209,274
2.63%, 01/30/2024	200,000	215,372
Series GMTN, 0.25%, 07/14/2023 (b)	275,000	274,964
Series GMTN, 0.38%, 09/03/2025	250,000	249,380
Series GMTN, 1.75%, 09/13/2022	250,000	257,400
Series GMTN, 2.00%, 02/16/2022	150,000	153,668
Series GMTN, 2.00%, 04/24/2026	100,000	108,254
Series GMTN, 2.13%, 11/24/2021	75,000	76,638
Series GMTN, 2.38%, 08/10/2027	50,000	55,777
Series GMTN, 2.50%, 11/02/2027	100,000	112,705
Series GMTN, 2.63%, 01/12/2027	50,000	56,205
Series GMTN, 2.75%, 03/17/2023	85,000	90,201
Series GMTN, 3.13%, 09/26/2028	50,000	59,335
Security Description	Principal Amount	Value
Series MTN, 1.88%, 07/19/2022	$ 400,000	$ 411,900
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	164,685
0.50%, 05/28/2025	200,000	200,316
Corp. Andina de Fomento:
2.38%, 05/12/2023	150,000	154,755
2.75%, 01/06/2023 (b)	100,000	103,897
Council Of Europe Development Bank:
1.75%, 09/26/2022	100,000	103,015
2.50%, 02/27/2024 (b)	30,000	32,204
2.63%, 02/13/2023	60,000	63,340
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023 (b)	100,000	99,972
Series GMTN, 1.50%, 02/13/2025	250,000	261,955
Series GMTN, 1.88%, 02/23/2022	75,000	76,718
European Investment Bank:
0.25%, 09/15/2023	365,000	364,985
0.38%, 12/15/2025	200,000	199,528
0.75%, 09/23/2030	200,000	197,920
1.38%, 05/15/2023	350,000	360,370
1.63%, 03/14/2025 (b)	485,000	511,520
1.88%, 02/10/2025	100,000	106,498
2.00%, 12/15/2022 (b)	250,000	259,827
2.13%, 10/15/2021	50,000	50,995
2.13%, 04/13/2026	100,000	109,116
2.25%, 03/15/2022 (b)	250,000	257,438
2.38%, 06/15/2022	350,000	362,873
2.38%, 05/24/2027 (b)	100,000	111,624
2.50%, 03/15/2023	145,000	153,016
2.50%, 10/15/2024 (b)	25,000	27,184
2.63%, 03/15/2024 (b)	350,000	378,112
Series GMTN, 2.88%, 08/15/2023 (b)	350,000	376,316
Series GMTN, 3.13%, 12/14/2023	350,000	381,871
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	149,763
0.88%, 04/03/2025	500,000	510,480
2.00%, 07/23/2026	100,000	108,354
2.25%, 06/18/2029	250,000	280,210
2.38%, 07/07/2027	100,000	111,425
2.50%, 01/18/2023	100,000	105,143
2.63%, 01/16/2024	350,000	376,586
3.00%, 02/21/2024	100,000	109,022
3.13%, 09/18/2028	100,000	118,449
4.38%, 01/24/2044	75,000	114,823

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 09/14/2022	$ 350,000	$ 360,402
Series GMTN, 2.13%, 01/18/2022	350,000	358,603
Series GMTN, 3.00%, 09/26/2022	100,000	105,474
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	250,000	249,385
0.63%, 04/22/2025	550,000	555,269
0.75%, 08/26/2030	170,000	168,101
0.88%, 05/14/2030	250,000	250,768
2.00%, 01/26/2022	300,000	307,038
2.13%, 07/01/2022	200,000	206,660
2.50%, 03/19/2024	350,000	376,600
3.00%, 09/27/2023	350,000	378,609
Series GDIF, 1.75%, 10/23/2029	250,000	270,487
Series GDIF, 1.88%, 06/19/2023	300,000	313,176
Series GDIF, 2.13%, 12/13/2021	400,000	409,168
Series GDIF, 2.50%, 11/25/2024	300,000	326,436
Series GDIF, 2.50%, 07/29/2025	200,000	219,854
Series GDIF, 2.50%, 11/22/2027	250,000	282,257
Series GMTN, 4.75%, 02/15/2035	25,000	36,608
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	249,785
Series GMTN, 2.13%, 04/07/2026	100,000	108,898
Series GMTN, 2.88%, 07/31/2023	150,000	161,016
Nordic Investment Bank:
0.38%, 09/11/2025	200,000	199,556
2.13%, 02/01/2022 (b)	200,000	205,030
		16,798,143
SWEDEN — 0.1%
Svensk Exportkredit AB:
1.63%, 11/14/2022	200,000	205,496
2.00%, 08/30/2022	200,000	206,400
Series GMTN, 3.13%, 11/08/2021 (b)	250,000	257,760
		669,656
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	259,927
4.38%, 01/23/2031	280,000	333,177
Security Description	Principal Amount	Value
5.10%, 06/18/2050	$ 175,000	$ 234,892
		827,996
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $43,227,365)		45,778,437
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Farm Credit Banks:
1.60%, 12/28/2021	100,000	101,640
2.53%, 2/14/2022	500,000	515,560
2.60%, 1/18/2022	150,000	154,643
2.88%, 7/17/2023	100,000	107,016
3.50%, 12/20/2023	50,000	55,102
Federal Farm Credit Banks Funding Corp.:
0.38%, 4/8/2022	250,000	250,845
0.42%, 10/16/2023	150,000	149,898
0.47%, 8/19/2024	100,000	99,920
0.64%, 1/27/2025	150,000	149,916
0.68%, 8/4/2025	100,000	99,918
0.90%, 8/19/2027	100,000	99,959
1.00%, 8/3/2027	100,000	99,940
1.10%, 8/10/2029	150,000	149,672
1.14%, 8/20/2029	150,000	148,775
1.15%, 8/12/2030	100,000	98,880
1.32%, 9/9/2030	100,000	100,066
1.65%, 7/23/2035	100,000	100,437
1.69%, 8/20/2035	100,000	100,355
1.95%, 8/13/2040	100,000	99,062
Federal Home Loan Bank:
0.13%, 8/12/2022	190,000	189,941
0.25%, 6/3/2022	250,000	250,415
0.50%, 4/14/2025	205,000	206,333
1.38%, 2/17/2023	750,000	771,037
1.50%, 8/15/2024	190,000	199,095
1.63%, 11/19/2021	340,000	345,709
1.63%, 12/20/2021	140,000	142,554
2.50%, 2/13/2024 (b)	220,000	236,639
2.88%, 9/13/2024	50,000	55,018
3.25%, 6/9/2028	500,000	594,035
3.25%, 11/16/2028 (b)	280,000	336,025
3.38%, 12/8/2023 (b)	50,000	54,888
5.50%, 7/15/2036	135,000	210,904
Federal Home Loan Mortgage Corp.:
0.25%, 6/26/2023	500,000	500,315
0.25%, 8/24/2023	215,000	215,123
0.32%, 10/20/2022	250,000	250,130
0.38%, 4/20/2023	250,000	251,237
0.38%, 5/5/2023	350,000	351,498
0.38%, 9/23/2025	230,000	229,499
0.45%, 7/28/2023	150,000	150,068

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.68%, 8/6/2025	$ 100,000	$ 100,103
0.70% 8/19/2025	475,000	474,986
0.75%, 7/21/2025	250,000	250,135
0.77%, 7/15/2025	150,000	150,113
0.80%, 7/30/2025	250,000	250,105
1.50%, 2/12/2025	500,000	524,725
2.00%, 10/1/2050	1,700,000	1,758,773
2.22%, 7/13/2040	150,000	150,446
2.38%, 1/13/2022	325,000	334,337
2.50%, 10/1/2029	32,172	33,715
2.50%, 1/1/2031	65,898	69,106
2.50%, 5/1/2031	106,720	111,885
2.50%, 6/1/2031	195,918	205,400
2.50%, 10/1/2031	183,495	192,375
2.50%, 12/1/2031	217,877	230,493
2.50%, 12/1/2032	934,916	978,630
2.50%, 2/1/2033	1,110,119	1,162,025
2.50%, 9/1/2046	1,506,377	1,588,279
2.50%, 7/1/2050	5,411,303	5,678,372
3.00%, 10/1/2030	422,332	451,751
3.00%, 12/1/2030	82,933	87,454
3.00%, 5/1/2031	63,741	67,351
3.00%, 12/1/2031	329,228	347,878
3.00%, 2/1/2032	484,315	511,751
3.00%, 5/1/2032	501,575	528,742
3.00%, 7/1/2032	151,191	159,380
3.00%, 1/1/2033	639,738	674,388
3.00%, 4/1/2036	336,196	355,842
3.00%, 6/1/2036	199,979	211,665
3.00%, 2/1/2038	784,672	825,910
3.00%, 1/1/2043	2,437,251	2,602,620
3.00%, 7/1/2043	2,651,028	2,829,505
3.00%, 6/1/2045	72,974	76,985
3.00% 8/1/2045	420,101	446,654
3.00%, 4/1/2046	304,083	320,458
3.00% 6/1/2046	3,344,681	3,568,791
3.00%, 8/1/2046	547,583	577,072
3.00%, 9/1/2046	179,226	188,878
3.00%, 10/1/2046	306,583	323,093
3.00% 11/1/2046	1,042,884	1,099,047
3.00% 12/1/2046	916,804	966,175
3.00%, 1/1/2047	676,227	712,643
3.00% 2/1/2047	1,405,622	1,499,307
3.00%, 4/1/2047	2,133,643	2,250,069
3.00%, 9/1/2049	663,949	694,662
3.00%, 12/1/2049	588,122	615,327
3.00%, 2/1/2050	2,185,864	2,286,978
3.00%, 4/1/2050	2,693,717	2,833,378
3.50%, 4/1/2032	276,190	292,290
3.50%, 6/1/2033	600,618	634,958
3.50%, 9/1/2033	419,720	443,718
3.50%, 11/1/2034	188,565	202,344
3.50%, 3/1/2037	266,151	283,042
3.50%, 4/1/2042	232,368	254,147
3.50%, 12/1/2042	177,199	192,369
Security Description	Principal Amount	Value
3.50%, 8/1/2043	$ 475,396	$ 515,018
3.50%, 5/1/2044	1,615,370	1,780,191
3.50%, 11/1/2044	34,850	37,480
3.50%, 1/1/2045	47,208	50,770
3.50% 7/1/2045	274,862	296,005
3.50%, 10/1/2045	46,823	50,276
3.50% 12/1/2045	544,429	585,437
3.50%, 1/1/2046	68,699	73,764
3.50%, 3/1/2046	141,001	149,528
3.50%, 4/1/2046	208,929	221,565
3.50%, 6/1/2046	236,645	250,957
3.50%, 8/1/2046	2,601,246	2,793,005
3.50%, 12/1/2046	744,550	789,580
3.50%, 2/1/2047	500,083	530,328
3.50%, 3/1/2047	502,179	531,626
3.50%, 4/1/2047	307,177	325,189
3.50%, 6/1/2047	310,487	328,694
3.50% 10/1/2047	542,485	574,292
3.50%, 11/1/2047	164,285	173,918
3.50%, 12/1/2047	336,980	356,740
3.50%, 4/1/2049	583,936	614,633
3.50%, 7/1/2049	1,494,568	1,573,409
3.50%, 10/1/2049	146,796	154,539
3.50%, 3/1/2050	3,902,839	4,108,720
4.00%, 11/1/2033	457,529	485,900
4.00%, 4/1/2042	27,151	29,994
4.00%, 6/1/2042	71,630	79,168
4.00%, 7/1/2042	1,430,210	1,579,931
4.00%, 12/1/2044	31,678	34,707
4.00%, 4/1/2045	25,474	27,821
4.00%, 10/1/2045	61,181	66,816
4.00%, 12/1/2045	107,408	117,300
4.00%, 1/1/2046	418,053	456,555
4.00%, 2/1/2046	164,098	179,212
4.00%, 1/1/2047	484,440	524,290
4.00%, 2/1/2047	216,470	234,276
4.00%, 6/1/2047	425,499	456,459
4.00%, 9/1/2047	514,675	552,124
4.00%, 11/1/2047	406,819	436,420
4.00%, 1/1/2048	1,050,857	1,127,319
4.00%, 10/1/2048	2,493,220	2,655,136
4.00%, 4/1/2049	195,762	208,550
4.50%, 5/1/2042	647,762	728,109
4.50%, 5/1/2044	156,575	174,394
4.50%, 12/1/2045	416,570	463,975
4.50%, 9/1/2046	314,613	351,760
4.50%, 4/1/2047	222,811	242,009
4.50%, 10/1/2047	330,207	358,658
4.50%, 11/1/2047	266,411	289,365
4.50%, 12/1/2047	138,771	150,733
4.50%, 7/1/2048	860,193	928,930
4.50%, 11/1/2048	520,590	562,190
4.50%, 6/1/2049	649,958	702,405
4.50%, 11/1/2049	1,334,142	1,441,798
5.00%, 7/1/2041	123,301	141,263

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2048	$ 548,779	$ 601,117
5.50%, 8/1/2038	366,722	428,163
6.00%, 7/1/2040	136,779	161,561
6.25%, 7/15/2032 (b)	460,000	721,832
0.60%, 7/29/2024	150,000	150,101
0.80%, 7/21/2025	150,000	150,068
2.75%, 6/19/2023	500,000	534,020
Series K025, Class A2, 2.68%, 10/25/2022	125,000	129,171
Series K028, Class A2, 3.11%, 2/25/2023	100,000	105,273
Series K039, Class A2, 3.30%, 7/25/2024	400,000	437,104
Series K040, Class A2, 3.24%, 9/25/2024	575,000	629,567
Series K049, Class A2, 3.01%, 7/25/2025	200,000	219,812
Series K054, Class A2, 2.75%, 1/25/2026	500,000	550,373
Series K062, Class A2, 3.41%, 12/25/2026	400,000	459,854
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	301,744
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	191,514
Series K090, Class A2, 3.42%, 2/25/2029	163,934	193,059
Series K092, Class A2, 3.30%, 4/25/2029	350,000	408,091
Series K093, Class A2, 2.98%, 5/25/2029	100,000	113,740
Series K094, Class A2, 2.90%, 6/25/2029	352,767	403,015
Series K098, Class A2, 2.43%, 8/25/2029	100,000	110,207
Series K099, Class A2, 2.60%, 9/25/2029	100,000	112,333
Series K101, Class A2, 2.52%, 10/25/2029	200,000	222,279
Series K109, Class A2, 1.56%, 4/25/2030	100,000	104,036
Series K114, Class A2, 1.37%, 6/25/2030	85,000	86,980
Series K115, Class A2, 1.38%, 6/25/2030	400,000	410,860
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	307,094
Series K157, Class A2, 3.99%, 5/25/2033 (d)	500,000	617,765
Series K718, Class A2, 2.79%, 1/25/2022	500,000	508,667
Series K734, Class A2, 3.21%, 2/25/2026	350,000	390,555
Series K735, Class A2, 2.86%, 5/25/2026	200,000	220,852
Series K736, Class A2, 2.28%, 7/25/2026	300,000	323,677
Security Description	Principal Amount	Value
Series USD, 0.13%, 7/25/2022	$ 150,000	$ 149,973
Series USD, 0.38%, 7/21/2025	110,000	109,828
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	350,353
0.25%, 7/10/2023	225,000	225,146
0.38%, 8/25/2025	165,000	164,555
0.50%, 6/17/2025 (b)	250,000	251,037
0.63%, 4/22/2025 (b)	215,000	217,709
0.70%, 7/30/2025	100,000	100,207
0.88%, 8/5/2030	400,000	394,732
1.38%, 10/7/2021	325,000	329,043
1.63%, 1/7/2025	215,000	226,537
2.00%, 1/5/2022	150,000	153,597
2.00%, 10/5/2022	250,000	259,280
2.00%, 11/1/2031	114,947	120,087
2.00%, 8/1/2035	1,477,165	1,535,865
2.00%, 10/1/2035	1,350,000	1,404,000
2.00%, 7/1/2050	1,185,709	1,226,722
2.00%, 8/1/2050	1,986,126	2,054,825
2.00%, 10/1/2050	4,987,330	5,157,601
2.13%, 4/24/2026	200,000	218,540
2.25%, 4/12/2022	210,000	216,802
2.50%, 2/5/2024	250,000	268,622
2.50%, 3/1/2029	178,938	186,908
2.50%, 7/1/2030	1,006,057	1,051,961
2.50%, 2/1/2031	99,694	104,519
2.50%, 10/1/2031	178,783	187,382
2.50%, 12/1/2031	316,825	332,063
2.50%, 1/1/2032	109,240	114,495
2.50%, 4/1/2032	1,112,054	1,165,542
2.50%, 10/1/2032	442,767	463,357
2.50%, 12/1/2032	922,723	965,633
2.50%, 1/1/2033	501,698	525,028
2.50% 8/1/2035	2,524,724	2,646,036
2.50%, 9/1/2035	5,899,855	6,191,160
2.50%, 6/1/2040	584,312	613,360
2.50%, 8/1/2040	297,045	311,813
2.50%, 12/1/2049	1,703,541	1,784,376
2.50%, 7/1/2050	2,364,690	2,481,375
2.50%, 8/1/2050	5,448,121	5,716,956
2.50%, 10/1/2050	3,000,000	3,147,985
2.63%, 1/11/2022	250,000	257,950
2.63%, 9/6/2024	250,000	273,227
2.88%, 9/12/2023	500,000	538,840
3.00%, 10/1/2028	62,126	65,535
3.00%, 8/1/2029	31,968	33,744
3.00%, 5/1/2030	186,265	195,850
3.00%, 6/1/2030	37,489	39,522
3.00%, 8/1/2030	521,243	553,299
3.00%, 9/1/2030	34,520	36,392
3.00%, 11/1/2030	73,126	77,093
3.00% 12/1/2030	389,588	413,323

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2031	$ 194,065	$ 205,003
3.00%, 12/1/2031	304,526	321,689
3.00% 2/1/2032	1,166,549	1,237,976
3.00%, 5/1/2032	452,321	476,672
3.00%, 8/1/2032	156,024	164,424
3.00%, 10/1/2032	271,069	285,663
3.00%, 2/1/2034	1,200,642	1,265,282
3.00%, 7/1/2034	405,848	425,590
3.00%, 6/1/2036	59,510	62,956
3.00%, 8/1/2036	303,617	321,201
3.00%, 9/1/2036	564,862	597,577
3.00%, 10/1/2036	162,630	172,049
3.00%, 12/1/2036	292,000	308,911
3.00%, 11/1/2037	522,014	557,272
3.00%, 6/1/2042	1,119,470	1,195,081
3.00%, 6/1/2043	240,563	263,174
3.00%, 7/1/2043	66,787	71,266
3.00%, 2/1/2044	582,204	621,250
3.00%, 1/1/2045	970,488	1,035,575
3.00%, 5/1/2045	810,257	864,597
3.00%, 9/1/2045	64,668	68,201
3.00% 11/1/2045	472,859	498,692
3.00%, 12/1/2045	82,737	87,257
3.00%, 5/1/2046	601,607	633,833
3.00%, 7/1/2046	676,625	712,870
3.00%, 10/1/2046	429,846	452,872
3.00%, 11/1/2046	885,834	933,285
3.00% 12/1/2046	742,737	782,523
3.00% 1/1/2047	2,054,172	2,164,206
3.00%, 2/1/2047	646,155	680,767
3.00%, 5/1/2047	672,926	705,532
3.00%, 11/1/2047	454,399	476,416
3.00%, 12/1/2049	3,950,120	4,143,730
3.00%, 1/1/2050	3,462,446	3,622,465
3.00%, 5/1/2050	3,107,531	3,269,184
3.00%, 7/1/2050	2,455,463	2,583,196
3.00%, 8/1/2050	988,979	1,040,425
3.50%, 11/1/2025	25,552	27,037
3.50%, 1/1/2027	26,988	28,557
3.50%, 5/1/2029	35,844	38,345
3.50%, 10/1/2029	30,279	32,392
3.50%, 2/1/2031	303,027	320,696
3.50%, 3/1/2032	228,142	241,394
3.50%, 4/1/2032	334,200	353,612
3.50%, 2/1/2033	652,843	690,763
3.50%, 4/1/2033	213,100	225,267
3.50%, 12/1/2035	37,469	40,103
3.50%, 1/1/2037	267,775	285,534
3.50%, 2/1/2037	398,320	424,737
3.50%, 7/1/2037	192,111	204,192
3.50%, 4/1/2038	468,168	493,793
3.50%, 2/1/2041	97,052	106,087
3.50%, 10/1/2044	29,906	32,151
3.50% 1/1/2045	85,270	91,672
3.50% 2/1/2045	3,276,221	3,555,641
Security Description	Principal Amount	Value
3.50%, 5/1/2045	$ 35,912	$ 38,545
3.50% 8/1/2045	116,026	125,003
3.50%, 11/1/2045	43,756	46,964
3.50% 12/1/2045	601,528	645,633
3.50%, 1/1/2046	453,389	486,633
3.50% 2/1/2046	518,422	556,435
3.50% 4/1/2046	318,332	337,530
3.50% 5/1/2046	504,985	535,438
3.50%, 6/1/2046	127,901	135,614
3.50%, 7/1/2046	325,651	345,289
3.50%, 1/1/2047	504,683	535,118
3.50% 2/1/2047	1,775,835	1,926,423
3.50%, 3/1/2047	507,039	537,616
3.50%, 4/1/2047	1,019,552	1,079,009
3.50% 5/1/2047	3,629,161	3,857,108
3.50%, 6/1/2047	464,574	491,666
3.50%, 7/1/2047	915,942	992,059
3.50%, 9/1/2047	418,008	442,385
3.50%, 10/1/2047	491,523	520,187
3.50%, 11/1/2047	108,498	114,825
3.50%, 12/1/2047	757,793	801,985
3.50%, 1/1/2048	225,090	238,217
3.50%, 2/1/2048	288,842	309,409
3.50%, 6/1/2048	686,287	725,175
3.50%, 11/1/2048	1,861,018	1,973,247
3.50%, 7/1/2049	770,332	811,042
3.50%, 8/1/2049	2,116,393	2,228,238
3.50%, 6/1/2050	957,301	1,015,921
4.00%, 3/1/2021	1,701	1,706
4.00%, 3/1/2031	859,202	914,270
4.00%, 10/1/2033	124,623	135,542
4.00%, 10/1/2037	1,031,678	1,105,474
4.00%, 1/1/2039	156,677	167,694
4.00%, 2/1/2039	134,773	144,250
4.00%, 12/1/2040	49,476	54,528
4.00%, 2/1/2043	285,948	315,142
4.00% 10/1/2043	669,975	740,028
4.00%, 11/1/2043	211,359	232,630
4.00%, 12/1/2043	205,062	225,699
4.00% 10/1/2044	45,158	49,465
4.00%, 1/1/2045	624,326	689,704
4.00%, 3/1/2045	33,297	36,350
4.00%, 5/1/2045	1,604,126	1,757,136
4.00%, 7/1/2045	38,643	42,186
4.00% 9/1/2045	170,946	186,619
4.00% 12/1/2045	70,609	77,083
4.00%, 4/1/2046	159,004	172,039
4.00%, 7/1/2046	246,273	266,462
4.00% 11/1/2046	1,598,013	1,751,480
4.00%, 12/1/2046	492,351	532,715
4.00% 4/1/2047	942,305	1,010,634
4.00%, 7/1/2047	472,388	506,642
4.00%, 8/1/2047	419,100	449,490
4.00%, 9/1/2047	420,101	450,564
4.00%, 12/1/2047	568,979	610,238

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2048	$ 1,290,653	$ 1,384,241
4.00%, 6/1/2048	1,053,524	1,121,848
4.00%, 7/1/2048	447,766	476,805
4.00%, 9/1/2048	2,600,834	2,769,505
4.00%, 7/1/2049	1,817,851	1,937,498
4.00%, 9/1/2049	634,798	676,579
4.00%, 2/1/2050	2,196,223	2,340,774
4.50%, 9/1/2039	376,025	422,596
4.50%, 12/1/2040	92,403	103,708
4.50%, 1/1/2042	55,944	62,798
4.50% 9/1/2043	108,321	121,408
4.50%, 11/1/2043	67,012	74,756
4.50%, 5/1/2044	168,136	187,144
4.50%, 6/1/2044	56,620	63,021
4.50%, 2/1/2046	209,598	235,240
4.50%, 3/1/2046	705,794	787,361
4.50%, 7/1/2046	221,162	243,334
4.50%, 11/1/2047	716,100	777,639
4.50%, 4/1/2048	342,203	369,519
4.50% 8/1/2048	1,248,232	1,350,001
4.50%, 12/1/2048	518,156	559,518
4.50%, 1/1/2049	175,265	189,255
4.50%, 4/1/2049	244,874	264,581
4.50%, 3/1/2050	2,052,171	2,217,330
5.00%, 1/1/2039	472,467	541,191
5.00%, 6/1/2040	218,067	248,328
5.00%, 7/1/2041	34,724	39,542
5.00%, 5/1/2042	43,028	48,999
5.00%, 11/1/2044	561,120	638,986
5.00%, 1/1/2045	41,719	46,684
5.00%, 6/1/2048	614,888	673,511
5.00%, 9/1/2048	607,179	665,066
5.00%, 3/1/2050	813,015	891,087
5.50%, 2/1/2037	23,842	27,823
5.50%, 4/1/2038	110,825	128,974
5.50%, 9/1/2040	34,570	40,242
5.50%, 9/1/2041	54,872	63,859
5.50% 5/1/2044	646,431	754,184
5.63%, 7/15/2037	80,000	128,642
6.63%, 11/15/2030	365,000	560,961
7.25%, 5/15/2030	75,000	118,038
TBA, 2.00%, 10/1/2035 (g)	3,150,000	3,273,448
TBA, 2.00%, 10/1/2050 (g)	1,800,000	1,860,678
TBA, 2.50%, 10/1/2035 (g)	1,350,000	1,409,616
TBA, 2.50%, 10/1/2050 (g)	2,000,000	2,097,740
TBA, 2.50%, 11/1/2050 (g)	1,850,000	1,937,209
TBA, 3.00%, 10/1/2050 (g)	3,000,000	3,142,200
TBA, 3.50%, 10/1/2050 (g)	3,200,000	3,373,024
TBA, 4.00%, 10/1/2050 (g)	3,100,000	3,305,406
TBA, 4.50%, 10/1/2050 (g)	475,000	513,708
0.77%, 7/15/2025	250,000	250,257
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (d)	26,903	27,955
Security Description	Principal Amount	Value
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (d)	$ 116,356	$ 119,629
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	711,327	766,882
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	35,954	39,039
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	250,000	271,551
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (d)	400,000	450,238
Series 2017-M13, Class A2, 3.04%, 9/25/2027 (d)	330,000	370,885
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	250,000	282,066
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	203,055
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	150,562
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (d)	272,000	281,056
Government National Mortgage Association:
2.00%, 9/20/2050	997,252	1,036,792
2.50%, 12/20/2046	738,560	780,269
2.50%, 8/20/2050	3,341,698	3,511,192
2.50%, 9/20/2050	1,994,924	2,096,109
3.00%, 1/20/2043	453,664	483,167
3.00%, 5/20/2043	226,562	240,710
3.00%, 12/20/2044	43,755	46,367
3.00%, 3/20/2045	23,733	25,140
3.00%, 4/20/2045	70,279	74,444
3.00%, 6/20/2045	1,075,287	1,139,017
3.00%, 7/20/2045	68,871	72,953
3.00%, 8/20/2045	63,408	67,166
3.00%, 2/20/2046	1,668,467	1,772,662
3.00%, 3/20/2046	655,573	692,492
3.00%, 4/20/2046	61,531	64,996
3.00%, 5/20/2046	109,197	115,347
3.00%, 7/20/2046	70,294	74,253
3.00%, 8/20/2046	226,912	239,691
3.00%, 9/20/2046	161,948	171,069
3.00%, 10/20/2046	162,480	171,630
3.00%, 11/20/2046	292,094	308,544
3.00%, 12/20/2046	1,148,971	1,213,677
3.00%, 2/20/2047	560,772	592,353
3.00%, 4/20/2047	799,994	844,531
3.00%, 6/20/2047	264,350	279,067
3.00%, 7/20/2047	523,727	552,884
3.00%, 8/20/2047	261,384	275,936
3.00%, 10/20/2047	396,382	418,450
3.00%, 1/20/2048	1,467,095	1,548,770

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/20/2048	$ 889,441	$ 938,958
3.00%, 3/20/2048	1,563,557	1,643,852
3.00%, 12/20/2049	1,710,362	1,790,753
3.00%, 6/20/2050	3,764,819	3,978,052
3.00%, 7/20/2050	1,865,098	1,970,734
3.50%, 10/20/2042	358,881	392,489
3.50%, 1/20/2043	1,498,628	1,638,973
3.50%, 5/20/2043	53,627	58,308
3.50%, 9/20/2043	36,513	39,701
3.50%, 11/20/2043	292,653	318,201
3.50%, 6/20/2044	1,600,978	1,724,274
3.50%, 10/20/2044	36,187	38,974
3.50%, 12/20/2044	24,273	26,143
3.50%, 3/20/2045	22,040	23,663
3.50%, 4/20/2045	67,555	73,346
3.50%, 6/20/2045	983,813	1,056,241
3.50%, 10/20/2045	1,983,453	2,129,473
3.50%, 1/20/2046	743,416	798,146
3.50%, 3/20/2046	161,057	172,060
3.50%, 4/20/2046	86,263	92,156
3.50%, 5/20/2046	88,647	94,703
3.50%, 6/20/2046	1,383,058	1,477,544
3.50%, 7/20/2046	219,581	234,582
3.50%, 10/20/2046	424,917	453,946
3.50%, 11/20/2046	273,130	291,789
3.50%, 12/20/2046	904,029	965,789
3.50%, 5/20/2047	716,708	764,615
3.50%, 6/20/2047	495,624	528,753
3.50%, 7/20/2047	387,941	413,873
3.50%, 8/20/2047	620,710	662,200
3.50%, 9/20/2047	260,023	277,403
3.50%, 10/20/2047	252,955	269,863
3.50%, 12/20/2047	1,185,466	1,264,705
3.50%, 6/20/2048	370,116	391,349
3.50%, 8/20/2048	277,083	292,979
3.50%, 8/20/2049	1,177,580	1,239,969
3.50%, 9/20/2049	1,333,607	1,404,262
3.50%, 12/20/2049	793,263	835,291
3.50%, 2/20/2050	1,473,155	1,551,204
4.00%, 4/15/2040	41,635	45,932
4.00%, 2/20/2042	16,934	18,691
4.00%, 7/20/2042	11,931	13,140
4.00%, 7/15/2044	36,379	39,605
4.00%, 8/20/2044	23,231	25,483
4.00%, 10/20/2044	210,688	231,119
4.00%, 5/15/2045	29,096	31,663
4.00%, 6/15/2045	63,017	68,576
4.00%, 8/20/2045	23,943	25,975
4.00%, 11/20/2045	294,676	319,685
4.00%, 2/20/2046	222,922	241,841
4.00%, 5/20/2046	235,266	253,515
4.00%, 6/20/2046	161,048	173,541
4.00%, 1/20/2047	525,875	566,668
4.00%, 3/20/2047	239,997	258,614
4.00%, 4/20/2047	461,132	494,316
Security Description	Principal Amount	Value
4.00%, 5/20/2047	$ 314,027	$ 336,625
4.00%, 7/20/2047	324,268	347,603
4.00%, 8/20/2047	132,645	142,191
4.00%, 1/20/2048	231,502	248,161
4.00%, 6/20/2048	1,034,103	1,105,086
4.00%, 8/20/2048	1,312,839	1,402,954
4.00%, 10/20/2048	558,236	596,555
4.00%, 11/20/2048	438,865	468,990
4.00%, 4/20/2049	447,394	476,400
4.00%, 6/20/2049	1,017,897	1,083,893
4.00%, 7/20/2049	552,532	588,356
4.00%, 1/20/2050	902,454	960,965
4.50%, 1/20/2044	105,408	117,709
4.50%, 11/20/2044	31,534	35,159
4.50%, 12/20/2044	25,439	28,363
4.50%, 4/20/2046	148,723	165,821
4.50%, 6/20/2046	104,946	117,012
4.50%, 7/20/2046	140,762	156,945
4.50%, 4/20/2047	470,449	508,984
4.50%, 8/20/2047	142,456	153,998
4.50%, 11/20/2047	1,268,846	1,371,655
4.50%, 12/20/2047	79,777	86,241
4.50%, 11/20/2048	563,778	606,734
4.50%, 7/20/2049	608,110	652,510
5.00%, 6/15/2040	29,814	32,478
5.00%, 10/15/2041	74,936	82,688
5.00%, 3/20/2044	47,828	54,781
5.00%, 12/20/2045	167,478	191,767
5.00%, 1/20/2048	310,725	340,050
5.00%, 5/20/2048	288,249	315,285
5.00%, 9/20/2048	495,100	538,578
5.00%, 3/20/2050	819,680	896,562
5.50%, 10/20/2043	43,366	48,977
5.50%, 5/20/2045	484,616	545,449
TBA, 2.50%, 10/1/2050 (g)	3,200,000	3,358,784
TBA, 3.00%, 10/1/2050 (g)	3,975,000	4,160,593
TBA, 3.50%, 10/1/2050 (g)	1,975,000	2,080,011
TBA, 4.00%, 10/1/2050 (g)	1,750,000	1,860,215
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	204,544
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	86,098
2.88%, 9/15/2024	100,000	109,792
3.50%, 12/15/2042	175,000	224,579
4.25%, 9/15/2065	100,000	149,436
5.25%, 9/15/2039	150,000	231,172
Series A, 2.88%, 2/1/2027	150,000	170,382
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $337,441,989)		346,386,580
U.S. TREASURY OBLIGATIONS — 37.0%
Treasury Bond:
1.25%, 5/15/2050 (b)	750,000	712,734
2.00%, 2/15/2050	1,300,000	1,474,078

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Treasury Bonds:
1.13%, 5/15/2040	$ 2,850,000	$ 2,811,258
1.13%, 8/15/2040	4,750,000	4,669,844
1.38%, 8/15/2050	1,850,000	1,815,313
2.25%, 8/15/2046	1,425,000	1,686,176
2.25%, 8/15/2049	2,000,000	2,384,375
2.38%, 11/15/2049	2,500,000	3,059,766
2.50%, 2/15/2045	1,840,000	2,268,950
2.50%, 2/15/2046	2,400,000	2,968,875
2.50%, 5/15/2046	1,850,000	2,289,953
2.75%, 8/15/2042	900,000	1,154,953
2.75%, 11/15/2042	1,500,000	1,923,984
2.75%, 8/15/2047 (b)	1,700,000	2,211,062
2.75%, 11/15/2047	1,650,000	2,148,609
2.88%, 5/15/2043	1,850,000	2,418,875
2.88%, 8/15/2045 (b)	1,480,000	1,948,050
2.88%, 11/15/2046 (b)	1,500,000	1,986,563
2.88%, 5/15/2049	2,450,000	3,287,594
3.00%, 5/15/2042	325,000	432,758
3.00%, 11/15/2044	1,925,000	2,576,793
3.00%, 5/15/2045	1,875,000	2,515,137
3.00%, 11/15/2045	1,900,000	2,557,578
3.00%, 2/15/2047	2,200,000	2,982,031
3.00%, 5/15/2047	1,050,000	1,425,211
3.00%, 2/15/2048	1,700,000	2,314,922
3.00%, 8/15/2048	2,950,000	4,029,055
3.00%, 2/15/2049	2,150,000	2,945,836
3.13%, 11/15/2041	350,000	473,594
3.13%, 2/15/2042	725,000	983,621
3.13%, 2/15/2043	575,000	780,293
3.13%, 8/15/2044	1,750,000	2,385,742
3.13%, 5/15/2048	2,375,000	3,308,672
3.38%, 5/15/2044	1,350,000	1,908,563
3.38%, 11/15/2048	2,100,000	3,062,062
3.50%, 2/15/2039	1,000,000	1,404,844
3.63%, 8/15/2043	1,600,000	2,336,500
3.63%, 2/15/2044	1,475,000	2,158,570
3.75%, 11/15/2043	1,425,000	2,120,133
3.88%, 8/15/2040	750,000	1,111,758
4.25%, 11/15/2040	250,000	388,750
4.38%, 5/15/2040	575,000	903,648
4.38%, 5/15/2041	300,000	475,500
4.50%, 2/15/2036 (b)	1,500,000	2,272,031
4.50%, 5/15/2038	200,000	312,688
4.50%, 8/15/2039	650,000	1,028,828
4.63%, 2/15/2040	400,000	644,875
4.75%, 2/15/2037 (b)	350,000	551,852
4.75%, 2/15/2041 (b)	650,000	1,073,820
5.00%, 5/15/2037	300,000	486,469
5.25%, 11/15/2028	450,000	618,820
6.50%, 11/15/2026 (b)	1,500,000	2,055,352
Treasury Notes:
0.13%, 6/30/2022	5,500,000	5,499,785
0.13%, 8/31/2022	6,000,000	5,999,766
0.13%, 9/30/2022	4,000,000	4,000,000
Security Description	Principal Amount	Value
0.13%, 5/15/2023	$ 2,000,000	$ 1,999,063
0.13%, 7/15/2023	4,500,000	4,497,187
0.25%, 4/15/2023	1,500,000	1,504,219
0.25%, 6/15/2023	3,000,000	3,008,437
0.25%, 6/30/2025	3,000,000	2,998,828
0.25%, 8/31/2025	5,000,000	4,996,094
0.25%, 9/30/2025	5,000,000	4,994,531
0.50%, 3/31/2025 (b)	2,150,000	2,175,027
0.50%, 6/30/2027	4,500,000	4,517,578
0.50%, 8/31/2027	1,000,000	1,002,813
0.63%, 5/15/2030	3,900,000	3,889,031
0.63%, 8/15/2030	2,500,000	2,487,500
1.13%, 2/28/2022 (b)	1,500,000	1,521,094
1.13%, 2/28/2025	2,000,000	2,078,281
1.13%, 2/28/2027 (b)	1,250,000	1,306,738
1.25%, 7/31/2023	250,000	257,773
1.38%, 1/31/2022 (b)	2,500,000	2,541,504
1.38%, 10/15/2022	2,500,000	2,563,281
1.38%, 2/15/2023	2,000,000	2,058,750
1.38%, 9/30/2023	550,000	570,066
1.38%, 1/31/2025	2,000,000	2,098,438
1.50%, 11/30/2021	1,000,000	1,015,820
1.50%, 1/31/2022	450,000	458,174
1.50%, 9/15/2022	3,000,000	3,080,508
1.50%, 3/31/2023 (b)	1,000,000	1,033,828
1.50%, 10/31/2024	1,500,000	1,578,164
1.50%, 11/30/2024	1,500,000	1,579,453
1.50%, 8/15/2026	1,650,000	1,759,184
1.50%, 1/31/2027	2,000,000	2,137,813
1.50%, 2/15/2030	5,850,000	6,314,344
1.63%, 8/31/2022	1,150,000	1,182,883
1.63%, 11/15/2022	3,500,000	3,610,469
1.63%, 12/15/2022 (b)	2,000,000	2,065,781
1.63%, 4/30/2023 (b)	2,500,000	2,595,508
1.63%, 5/31/2023 (b)	1,250,000	1,299,219
1.63%, 2/15/2026	1,925,000	2,059,449
1.63%, 5/15/2026 (b)	1,000,000	1,071,641
1.63%, 9/30/2026	1,250,000	1,343,066
1.63%, 10/31/2026	1,250,000	1,343,750
1.63%, 8/15/2029 (b)	2,250,000	2,450,742
1.75%, 11/30/2021	1,500,000	1,528,184
1.75%, 2/28/2022	300,000	306,844
1.75%, 3/31/2022	250,000	256,045
1.75%, 4/30/2022	300,000	307,664
1.75%, 5/31/2022 (b)	1,000,000	1,026,914
1.75%, 6/15/2022	1,500,000	1,541,309
1.75%, 6/30/2022 (b)	3,750,000	3,855,908
1.75%, 9/30/2022	1,750,000	1,806,533
1.75%, 1/31/2023	2,925,000	3,034,459
1.75%, 5/15/2023	250,000	260,527
1.75%, 6/30/2024	1,500,000	1,587,188
1.75%, 12/31/2024	1,250,000	1,330,566
1.75%, 11/15/2029 (b)	3,000,000	3,304,687
1.88%, 1/31/2022 (b)	1,850,000	1,892,998
1.88%, 2/28/2022	1,500,000	1,536,914

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 3/31/2022 (b)	$ 5,500,000	$ 5,643,086
1.88%, 4/30/2022 (b)	6,000,000	6,165,234
1.88%, 5/31/2022	100,000	102,895
1.88%, 7/31/2022	1,000,000	1,031,875
1.88%, 8/31/2022	150,000	154,992
1.88%, 9/30/2022	500,000	517,402
1.88%, 8/31/2024	850,000	905,316
1.88%, 6/30/2026	1,250,000	1,358,496
2.00%, 11/15/2021	500,000	510,449
2.00%, 12/31/2021	3,000,000	3,069,727
2.00%, 7/31/2022	100,000	103,414
2.00%, 10/31/2022	1,000,000	1,038,828
2.00%, 11/30/2022	2,000,000	2,080,625
2.00%, 2/15/2023	500,000	521,992
2.00%, 5/31/2024	1,750,000	1,865,664
2.00%, 6/30/2024	350,000	373,570
2.00%, 2/15/2025	2,375,000	2,557,021
2.00%, 8/15/2025 (b)	1,500,000	1,625,508
2.00%, 11/15/2026	2,250,000	2,470,430
2.13%, 6/30/2022	4,500,000	4,656,445
2.13%, 12/31/2022 (b)	3,900,000	4,073,977
2.13%, 11/30/2023	1,000,000	1,061,875
2.13%, 3/31/2024	975,000	1,041,041
2.13%, 7/31/2024	2,500,000	2,683,594
2.13%, 9/30/2024 (b)	1,500,000	1,614,258
2.13%, 11/30/2024	1,250,000	1,348,438
2.13%, 5/15/2025	2,350,000	2,552,137
2.13%, 5/31/2026	2,500,000	2,750,195
2.25%, 12/31/2023	1,750,000	1,867,988
2.25%, 1/31/2024	1,000,000	1,068,984
2.25%, 4/30/2024	1,000,000	1,073,672
2.25%, 10/31/2024	1,250,000	1,353,223
2.25%, 11/15/2024 (b)	3,000,000	3,249,609
2.25%, 12/31/2024	1,250,000	1,356,934
2.25%, 11/15/2025 (b)	1,975,000	2,171,574
2.25%, 3/31/2026	4,500,000	4,972,500
2.25%, 2/15/2027	3,000,000	3,349,453
2.25%, 8/15/2027 (b)	2,000,000	2,244,062
2.25%, 11/15/2027	500,000	562,344
2.38%, 3/15/2022 (b)	8,000,000	8,260,938
2.38%, 1/31/2023	1,500,000	1,578,164
2.38%, 2/29/2024	5,000,000	5,373,828
2.38%, 8/15/2024	1,950,000	2,113,465
2.38%, 5/15/2027 (b)	2,900,000	3,269,750
2.38%, 5/15/2029	4,350,000	5,007,937
2.50%, 1/15/2022	2,000,000	2,060,938
2.50%, 2/15/2022	2,000,000	2,065,000
2.50%, 3/31/2023	1,250,000	1,323,633
2.50%, 8/15/2023	2,500,000	2,668,359
2.50%, 1/31/2024	2,000,000	2,154,687
2.50%, 5/15/2024	5,000,000	5,417,187
2.50%, 1/31/2025 (b)	1,000,000	1,097,813
2.50%, 2/28/2026	2,500,000	2,793,164
2.63%, 12/15/2021 (b)	2,500,000	2,574,902
2.63%, 2/28/2023	4,000,000	4,239,688
Security Description	Principal Amount	Value
2.63%, 6/30/2023	$ 1,600,000	$ 1,708,750
2.63%, 12/31/2023	3,000,000	3,238,594
2.63%, 3/31/2025	1,000,000	1,106,563
2.63%, 12/31/2025	3,250,000	3,643,301
2.63%, 1/31/2026	2,250,000	2,525,801
2.63%, 2/15/2029 (b)	3,100,000	3,623,125
2.75%, 4/30/2023	3,250,000	3,468,105
2.75%, 5/31/2023	1,500,000	1,603,945
2.75%, 7/31/2023	1,000,000	1,073,438
2.75%, 8/31/2023	3,750,000	4,033,008
2.75%, 11/15/2023 (b)	1,500,000	1,620,820
2.75%, 2/15/2024	7,100,000	7,715,703
2.75%, 2/28/2025	1,000,000	1,110,391
2.75%, 6/30/2025	2,750,000	3,072,910
2.75%, 8/31/2025	2,500,000	2,802,148
2.75%, 2/15/2028	2,750,000	3,200,312
2.88%, 11/15/2021 (b)	2,000,000	2,061,328
2.88%, 9/30/2023	2,000,000	2,162,500
2.88%, 10/31/2023	2,000,000	2,166,719
2.88%, 11/30/2023	3,000,000	3,256,641
2.88%, 4/30/2025	1,250,000	1,399,609
2.88%, 5/31/2025	3,900,000	4,374,094
2.88%, 7/31/2025	4,000,000	4,500,938
2.88%, 11/30/2025	1,500,000	1,698,516
2.88%, 5/15/2028	2,500,000	2,942,578
2.88%, 8/15/2028	2,250,000	2,657,812
3.00%, 9/30/2025	2,500,000	2,837,500
3.00%, 10/31/2025	2,750,000	3,126,621
3.13%, 11/15/2028	3,250,000	3,916,758
TOTAL U.S. TREASURY OBLIGATIONS (Cost $408,931,252)		439,766,446
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	45,312
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	54,243
California, State General Obligation:
3.50%, 4/1/2028	250,000	290,032
7.30%, 10/1/2039	125,000	205,283
7.50%, 4/1/2034	100,000	166,195
7.55%, 4/1/2039	100,000	174,962
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	121,583
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	149,252
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	34,906

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	$ 50,000	$ 81,380
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	300,828
State of California 7.60%, 11/1/2040	250,000	450,335
University of California Series BG, 0.88%, 5/15/2025	15,000	15,131
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	331,518
		2,420,960
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	134,802
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	50,768
Series A, 1.71%, 7/1/2027	50,000	50,731
Series A, 2.15%, 7/1/2030	50,000	50,644
		286,945
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	162,000	245,177
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	63,750
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	62,576
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	298,834
State of Illinois:
5.10%, 6/1/2033	50,000	50,530
6.63%, 2/1/2035	200,000	220,530
7.35%, 7/1/2035	100,000	113,295
		809,515
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	15,052
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	20,000	21,510
		36,562
Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	$ 100,000	$ 123,334
NEW JERSEY — 0.1%
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	189,896
4.13%, 6/15/2042	160,000	152,489
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	164,259
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	44,707
		551,351
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	38,099
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	106,556
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	113,439
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	243,038
5.65%, 11/1/2040	100,000	139,938
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	147,301
Series 192, 4.81%, 10/15/2065	25,000	33,430
Series AAA, 1.09%, 7/1/2023	150,000	152,150
		973,951
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	252,171
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	150,229
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	121,315
		271,544
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	145,314

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	$ 250,000	$ 260,725
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	67,577
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	180,760
State of Texas 3.21%, 4/1/2044	50,000	53,995
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	152,580
2.56%, 4/1/2042	40,000	41,343
		902,294
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	70,054
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	147,983
		218,037
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,352,216)		7,091,841
MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	111,224
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	102,377
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (d)	50,000	55,838
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	171,405
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	120,038
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	115,808
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	113,244
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	56,097
Security Description	Principal Amount	Value
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	$ 200,000	$ 223,925
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	96,187
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	173,333
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	151,716
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	117,728
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	119,490
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	134,522
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	225,189
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	825,392
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	81,816
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	221,829
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	342,524
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	671,492
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	110,580
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	168,085
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	78,540
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	283,619
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	109,709

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-CR16, Class B, 4.58%, 4/10/2047	$ 400,000	$ 420,628
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	109,621
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	55,496
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	320,748
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,301	37,157
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	433,577
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	119,040
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (d)	150,000	162,423
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	282,811
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	60,125
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	221,557
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	167,562
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.19%, 7/10/2046 (d)	80,000	86,585
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	94,754
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	157,090
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	217,006
Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	$ 250,000	$ 284,565
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	65,502
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	110,592
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (d)	50,000	54,786
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	224,560
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	112,659
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.89%, 3/15/2049 (d)	300,000	310,979
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	566,578
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	216,419
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	311,271
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	476,427
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	241,643
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	177,833

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	$ 200,000	$ 226,347
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	468,152
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	115,659
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	182,858
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	220,832
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	111,987
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	191,707	201,684
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	95,855	105,158
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	333,716
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	285,231
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	179,912
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	227,963
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	118,308
Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	$ 100,000	$ 109,316
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,119,253)		13,968,824
	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h) (i)	38,864,150	38,871,922
State Street Navigator Securities Lending Portfolio II (j) (k)	46,090,708	46,090,708
TOTAL SHORT-TERM INVESTMENTS (Cost $84,961,098)		84,962,630
TOTAL INVESTMENTS — 106.7% (Cost $1,198,937,698)		1,268,063,231
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(79,138,764)
NET ASSETS — 100.0%		$ 1,188,924,467
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2020.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 326,144,732	$—	$ 326,144,732
Asset-Backed Securities	—	3,963,741	—	3,963,741
Foreign Government Obligations	—	45,778,437	—	45,778,437
U.S. Government Agency Obligations	—	346,386,580	—	346,386,580
U.S. Treasury Obligations	—	439,766,446	—	439,766,446
Municipal Bonds & Notes	—	7,091,841	—	7,091,841
Mortgage-Backed Securities	—	13,968,824	—	13,968,824
Short-Term Investments	84,962,630	—	—	84,962,630
TOTAL INVESTMENTS	$84,962,630	$1,183,100,601	$—	$1,268,063,231
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,860,756	$20,862,842	$285,296,380	$267,272,823	$(15,179)	$702	38,864,150	$38,871,922	$ 48,767
State Street Navigator Securities Lending Portfolio II	30,806,743	30,806,743	286,015,401	270,731,436	—	—	46,090,708	46,090,708	133,440
Total		$51,669,585	$ 571,311,781	$538,004,259	$(15,179)	$702		$84,962,630	$182,207
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity Ex- U.S. Index Portfolio. The schedule of investments for the State Street Global All Cap Equity Ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 95.0%
ARGENTINA — 0.0% (a)
Adecoagro SA (b)	9,800	$ 45,766
Banco BBVA Argentina SA ADR (b)(c)	6,600	16,632
Banco Macro SA ADR (b)(c)	4,100	58,630
Central Puerto SA ADR (c)	9,100	20,384
Despegar.com Corp. (b)(c)	5,100	32,436
Empresa Distribuidora Y Comercializadora Norte ADR (b)	1,900	5,909
Globant SA (b)	3,800	681,036
Grupo Financiero Galicia SA ADR (b)	11,200	81,088
Grupo Supervielle SA ADR (c)	5,500	9,955
IRSA Inversiones y Representaciones SA ADR (b)	2,100	5,922
Loma Negra Cia Industrial Argentina SA ADR (b)(c)	7,400	31,894
Pampa Energia SA ADR (b)(c)	5,700	58,881
Telecom Argentina SA ADR (c)	8,600	56,244
Transportadora de Gas del Sur SA Class B, ADR (b)	9,000	37,440
YPF SA ADR (b)(c)	18,200	64,974
		1,207,191
AUSTRALIA — 4.4%
Abacus Property Group REIT	26,147	54,822
Accent Group, Ltd.	61,268	73,080
Adelaide Brighton, Ltd. (c)	35,372	72,692
Afterpay, Ltd. (b)	23,593	1,391,650
AGL Energy, Ltd.	63,992	625,275
ALS, Ltd.	54,239	362,358
Altium, Ltd.	10,662	277,419
Alumina, Ltd. (c)	209,618	209,013
AMP, Ltd.	310,866	292,938
Ampol, Ltd.	25,506	440,506
Ansell, Ltd.	12,375	329,437
APA Group Stapled Security	122,228	909,238
Appen, Ltd.	10,226	253,004
ARB Corp., Ltd. (c)	6,499	129,935
Aristocrat Leisure, Ltd.	56,890	1,241,554
ASX, Ltd.	21,327	1,247,767
Atlas Arteria, Ltd. Stapled Security	89,801	394,657
AUB Group, Ltd.	6,834	81,311
Aurizon Holdings, Ltd.	192,194	591,672
Security Description	Shares	Value
AusNet Services	187,554	$ 253,362
Austal, Ltd.	18,263	43,164
Australia & New Zealand Banking Group, Ltd.	291,883	3,644,072
Australian Pharmaceutical Industries, Ltd.	85,600	64,509
Aventus Group REIT	54,127	92,121
Avita Medical, Ltd. (b)	9,071	45,424
Bank of Queensland, Ltd. (c)	38,985	161,096
Bapcor, Ltd.	41,995	206,655
Beach Energy, Ltd.	211,449	202,956
Bega Cheese, Ltd. (c)	18,411	67,330
Bendigo & Adelaide Bank, Ltd.	50,810	221,452
BHP Group PLC	219,845	4,699,111
BHP Group, Ltd.	300,896	7,778,651
Bingo Industries, Ltd. (c)	47,497	82,982
Blackmores, Ltd. (b)(c)	2,362	107,243
BlueScope Steel, Ltd.	52,961	488,313
Boral, Ltd.	122,238	404,221
Brambles, Ltd.	155,024	1,177,924
Bravura Solutions, Ltd.	27,615	68,160
Breville Group, Ltd.	7,471	135,681
Brickworks, Ltd.	5,921	82,852
BWP Trust REIT	46,487	135,351
carsales.com, Ltd.	21,764	326,263
Castile Resources, Ltd. (b)	10,652	2,338
Cedar Woods Properties, Ltd.	15,454	64,051
Centuria Industrial REIT	45,939	102,975
Centuria Office REIT	34,820	51,039
Challenger, Ltd.	45,247	126,001
Champion Iron, Ltd. (b)	28,333	59,779
Charter Hall Group REIT	47,575	427,187
Charter Hall Long Wale REIT	32,789	118,642
Charter Hall Retail REIT	47,151	114,207
Charter Hall Social Infrastructure REIT	31,184	63,654
CIMIC Group, Ltd. (b)	10,985	147,244
Cleanaway Waste Management, Ltd.	199,305	301,157
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	108,483
Coca-Cola Amatil, Ltd.	53,528	366,649
Cochlear, Ltd.	6,709	959,174
Coles Group, Ltd.	136,250	1,661,060
Collins Foods, Ltd.	10,417	77,507
Commonwealth Bank of Australia	180,816	8,326,284
Computershare, Ltd.	46,891	415,121
Cooper Energy, Ltd. (b)(c)	188,865	47,736
Corporate Travel Management, Ltd. (b)	5,721	72,000
Costa Group Holdings, Ltd.	29,584	71,751
Credit Corp. Group, Ltd.	4,750	58,730
Cromwell Property Group REIT (c)	176,649	108,301
Crown Resorts, Ltd.	39,227	249,361

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CSL, Ltd.	46,378	$ 9,586,835
CSR, Ltd.	44,456	137,128
Data#3, Ltd.	12,944	61,573
Dexus REIT	111,458	714,377
Dicker Data, Ltd.	13,173	72,849
Domain Holdings Australia, Ltd.	51,929	138,975
Domino's Pizza Enterprises, Ltd.	5,461	312,462
Downer EDI, Ltd.	59,526	189,331
Eagers Automotive, Ltd.	10,480	69,279
Elders, Ltd.	16,674	130,273
Emeco Holdings, Ltd. (b)(c)	91,638	55,804
EML Payments, Ltd. (b)	16,999	35,402
Estia Health, Ltd.	39,221	41,201
Evolution Mining, Ltd.	165,388	691,380
Flight Centre Travel Group, Ltd. (b)	12,845	129,155
Fortescue Metals Group, Ltd.	172,971	2,033,486
Freedom Foods Group, Ltd. (c)(d)	11,132	18,012
G8 Education, Ltd. (c)	43,505	30,390
GDI Property Group REIT	67,675	51,215
Genworth Mortgage Insurance Australia, Ltd.	30,544	34,325
Gold Road Resources, Ltd. (b)	85,928	90,597
Goodman Group REIT	168,082	2,177,748
GPT Group REIT	198,966	560,121
GrainCorp, Ltd. Class A (b)	13,140	35,610
Growthpoint Properties Australia, Ltd. REIT	24,433	59,010
GUD Holdings, Ltd.	7,926	65,023
GWA Group, Ltd.	31,664	63,398
Hansen Technologies, Ltd.	29,249	81,755
Harvey Norman Holdings, Ltd.	71,585	233,154
Healius, Ltd.	80,610	208,747
HUB24, Ltd. (c)	4,938	66,587
IDP Education, Ltd.	13,265	182,738
IGO, Ltd.	45,426	136,998
Iluka Resources, Ltd.	38,226	250,457
Incitec Pivot, Ltd.	194,066	284,546
Ingenia Communities Group REIT	16,043	52,882
Inghams Group, Ltd.	49,503	106,374
Insurance Australia Group, Ltd.	236,055	747,497
Integral Diagnostics, Ltd.	37,623	113,683
Integrated Research, Ltd.	33,401	85,192
Investec Australia Property Fund REIT	126,513	117,419
InvoCare, Ltd. (c)	12,620	88,729
IOOF Holdings, Ltd. (c)	96,661	214,791
IPH, Ltd.	26,936	139,656
IRESS, Ltd.	15,793	109,816
JB Hi-Fi, Ltd.	10,392	353,574
Security Description	Shares	Value
Jumbo Interactive, Ltd. (c)	3,849	$ 34,811
Jupiter Mines, Ltd.	276,114	55,447
Kogan.com, Ltd.	5,696	83,215
LendLease Corp., Ltd. Stapled Security	67,559	540,070
Lifestyle Communities, Ltd. (c)	8,230	57,922
Link Administration Holdings, Ltd.	46,656	126,081
Lovisa Holdings, Ltd. (c)	8,077	48,736
Lynas Corp., Ltd. (b)	127,163	214,196
Macquarie Group, Ltd.	35,378	3,068,856
Magellan Financial Group, Ltd.	13,033	537,908
Mayne Pharma Group, Ltd. (b)	178,522	50,252
McMillan Shakespeare, Ltd.	6,570	39,002
Medibank Pvt, Ltd.	281,300	507,931
Megaport, Ltd. (b)	11,378	132,061
Mesoblast, Ltd. (b)(c)	43,560	160,903
Metcash, Ltd.	82,249	163,519
Mineral Resources, Ltd. (c)	15,336	276,800
Mirvac Group REIT	401,821	630,333
Monadelphous Group, Ltd. (c)	8,112	59,654
Nanosonics, Ltd. (b)	20,915	85,621
National Australia Bank, Ltd.	327,991	4,216,621
National Storage REIT	127,043	166,164
nearmap, Ltd. (b)	42,091	72,316
Netwealth Group, Ltd.	8,601	94,778
New Hope Corp., Ltd.	83,313	77,703
Newcrest Mining, Ltd.	85,069	1,930,363
NEXTDC, Ltd. (b)	42,754	379,669
nib holdings, Ltd.	47,734	139,966
Nine Entertainment Co. Holdings, Ltd.	149,876	189,745
Northern Star Resources, Ltd.	77,940	772,850
NRW Holdings, Ltd.	47,497	70,283
Nufarm, Ltd. (b)	23,020	64,004
OceanaGold Corp. (b)	52,900	81,187
Oil Search, Ltd.	220,107	421,300
Omni Bridgeway, Ltd.	22,796	64,612
oOh!media, Ltd.	54,746	48,320
Orica, Ltd.	41,432	461,618
Origin Energy, Ltd.	179,894	557,505
Orocobre, Ltd. (b)(c)	47,432	84,941
Orora, Ltd.	82,827	143,113
OZ Minerals, Ltd.	56,350	575,383
Pact Group Holdings, Ltd.	44,824	73,824
Pendal Group, Ltd.	26,280	104,087
Perenti Global, Ltd.	51,384	42,911
Perpetual, Ltd.	4,348	87,820
Perseus Mining, Ltd. (b)	101,127	100,407
Pilbara Minerals, Ltd. (b)(c)	441,420	105,237
Platinum Asset Management, Ltd.	48,574	107,775

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PolyNovo, Ltd. (b)(c)	44,951	$ 71,924
Premier Investments, Ltd.	8,796	130,847
Pro Medicus, Ltd.	3,617	70,598
Qantas Airways, Ltd. (b)	85,289	250,296
QBE Insurance Group, Ltd.	150,323	935,667
Qube Holdings, Ltd.	165,564	301,571
Ramelius Resources, Ltd.	75,907	114,724
Ramsay Health Care, Ltd.	19,011	907,053
REA Group, Ltd.	4,941	393,720
Regis Resources, Ltd.	41,477	150,884
Resolute Mining, Ltd. (b)	73,959	50,044
Rio Tinto, Ltd.	37,917	2,591,591
Rural Funds Group REIT (c)	71,071	117,524
Sandfire Resources, Ltd.	16,700	49,387
Santos, Ltd.	208,435	737,495
Saracen Mineral Holdings, Ltd. (b)	107,019	402,594
Scentre Group REIT	592,592	944,153
SEEK, Ltd.	34,657	535,007
Select Harvests, Ltd.	13,709	54,847
Service Stream, Ltd. (c)	39,978	59,150
Seven Group Holdings, Ltd. (c)	12,098	157,227
Shopping Centres Australasia Property Group REIT	86,185	131,948
Sigma Healthcare, Ltd. (b)	183,261	77,558
Silver Lake Resources, Ltd. (b)	111,938	188,030
SmartGroup Corp., Ltd.	8,607	35,555
Sonic Healthcare, Ltd.	46,128	1,096,175
South32, Ltd. (e)	10,757	15,913
South32, Ltd. (e)	453,240	673,102
Southern Cross Media Group, Ltd. (b)	247,601	26,759
Spark Infrastructure Group Stapled Security	155,187	228,138
St Barbara, Ltd.	97,413	210,663
Star Entertainment Grp, Ltd.	74,178	163,747
Steadfast Group, Ltd.	69,232	161,065
Stockland REIT	243,543	665,781
Suncorp Group, Ltd.	128,796	786,786
Super Retail Group, Ltd.	10,831	82,430
Sydney Airport Stapled Security	143,443	609,552
Tabcorp Holdings, Ltd.	255,124	614,798
Tassal Group, Ltd. (c)	26,291	65,655
Technology One, Ltd.	23,020	131,970
Telstra Corp., Ltd.	425,182	851,915
TPG TELECOM, Ltd. (b)	37,112	195,975
Transurban Group Stapled Security	279,369	2,854,599
Treasury Wine Estates, Ltd.	73,624	473,383
TUAS, Ltd. (b)	18,556	7,086
Tyro Payments, Ltd. (b)	16,236	42,267
United Malt Grp, Ltd. (b)	13,140	38,956
Vicinity Centres REIT	359,586	359,335
Viva Energy Group, Ltd. (f)	96,744	112,110
Security Description	Shares	Value
Vocus Group, Ltd. (b)	56,908	$ 146,308
Washington H Soul Pattinson & Co., Ltd. (c)	10,211	173,567
Waypoint REIT	55,797	109,126
Webjet, Ltd. (c)	20,402	57,675
Wesfarmers, Ltd.	116,666	3,731,743
Western Areas, Ltd.	33,914	50,288
Westgold Resources, Ltd.	42,610	73,350
Westpac Banking Corp.	369,511	4,496,131
Whitehaven Coal, Ltd. (c)	64,969	49,232
WiseTech Global, Ltd.	17,429	326,668
Woodside Petroleum, Ltd.	105,737	1,342,958
Woolworths Group, Ltd.	130,419	3,412,663
Worley, Ltd.	42,656	297,508
Zip Co., Ltd. (b)(c)	21,571	98,905
		117,128,702
AUSTRIA — 0.2%
ams AG (b)	27,406	621,128
ANDRITZ AG	6,184	190,906
AT&S Austria Technologie & Systemtechnik AG	4,273	80,725
BAWAG Group AG (b)(f)	7,283	263,359
CA Immobilien Anlagen AG	8,392	248,127
DO & Co. AG (b)(c)	757	30,943
Erste Group Bank AG	29,188	611,313
EVN AG	5,757	96,073
FACC AG (b)(c)	6,220	37,106
IMMOFINANZ AG (b)	10,275	162,287
Lenzing AG (b)(c)	919	50,519
Oesterreichische Post AG (c)	4,115	138,491
OMV AG (b)	14,759	403,891
Palfinger AG	2,748	75,788
Porr AG (b)(c)	3,398	46,447
Raiffeisen Bank International AG (b)	13,226	202,471
S IMMO AG (b)	4,849	82,563
S&T AG (b)	4,086	85,501
Schoeller-Bleckmann Oilfield Equipment AG	1,349	35,919
Telekom Austria AG	20,116	142,242
UNIQA Insurance Group AG	23,821	144,203
Verbund AG	5,853	319,700
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	121,567
Voestalpine AG	9,794	258,173
Wienerberger AG (b)	12,817	338,773
		4,788,215
BELGIUM — 0.6%
Ackermans & van Haaren NV (b)	2,177	282,419
Aedifica SA REIT	2,764	337,626
Ageas SA/NV	17,885	731,963
AGFA-Gevaert NV (b)	20,285	84,578
Anheuser-Busch InBev SA	77,828	4,191,010

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Barco NV (b)	5,824	$ 122,229
Befimmo SA REIT	2,488	111,237
Bekaert SA	2,534	52,799
Biocartis Group NV (b)(c)(f)	10,226	53,970
bpost SA (b)	8,782	76,913
Cie d'Entreprises CFE (b)	691	45,575
Cofinimmo SA REIT	2,350	353,431
Colruyt SA	5,021	325,901
D'ieteren SA	2,263	140,727
Econocom Group SA (b)	27,987	84,509
Elia Group SA	3,156	315,555
Euronav NV	16,005	141,740
Exmar NV (b)	8,692	21,609
Fagron	5,579	140,945
Galapagos NV (b)	4,204	596,102
Gimv NV	1,771	99,324
Groupe Bruxelles Lambert SA	12,246	1,104,189
Intervest Offices & Warehouses NV REIT	5,463	144,617
Ion Beam Applications (c)	4,121	53,254
KBC Ancora (b)	4,469	140,638
KBC Group NV	25,519	1,279,896
Kinepolis Group NV (b)	1,145	40,703
Melexis NV	1,837	142,954
Mithra Pharmaceuticals SA (b)(c)	1,371	27,783
Montea CVA REIT	1,589	188,204
Ontex Group NV (b)	6,500	84,793
Orange Belgium SA	3,420	55,163
Proximus SADP	15,537	283,490
Recticel SA	8,030	82,132
Retail Estates NV REIT	1,506	98,271
Sofina SA	1,574	429,786
Solvay SA	7,570	651,377
Telenet Group Holding NV	5,514	214,058
Tessenderlo Group SA (b)	2,269	85,149
UCB SA	12,914	1,466,941
Umicore SA	20,134	837,607
Warehouses De Pauw CVA REIT	13,384	487,142
		16,208,309
BRAZIL — 1.4%
AES Tiete Energia SA	14,500	37,713
Aliansce Sonae Shopping Centers SA (b)	11,700	49,237
Alliar Medicos A Frente SA	15,100	27,192
Alupar Investimento SA	19,900	81,733
Ambev SA	481,367	1,070,948
Anima Holding SA (b)	19,635	90,886
Arcos Dorados Holdings, Inc. Class A (c)	11,653	47,777
Arezzo Industria e Comercio SA	4,100	39,527
Atacadao SA	39,400	143,230
Security Description	Shares	Value
Azul SA Preference Shares (b)	28,700	$ 124,139
B2W Cia Digital (b)	22,894	365,479
B3 SA - Brasil Bolsa Balcao	214,101	2,089,559
Banco ABC Brasil SA Preference Shares	16,200	33,743
Banco ABC Brasil SA ADR (b)	192	391
Banco Bradesco SA Preference Shares	468,757	1,614,238
Banco Bradesco SA	135,646	433,667
Banco BTG Pactual SA	32,064	414,421
Banco do Brasil SA	87,700	460,871
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	13,200	27,939
Banco Inter SA	5,812	55,971
Banco Pan SA Preference Shares	30,400	43,795
Banco Santander Brasil SA	42,300	209,832
BB Seguridade Participacoes SA	75,400	324,665
BK Brasil Operacao e Assessoria a Restaurantes SA	14,000	26,602
BR Malls Participacoes SA	77,182	114,750
BR Properties SA	15,100	24,111
Bradespar SA Preference Shares	23,300	185,567
Braskem SA Class A, Preference Shares	20,100	74,139
BRF SA (b)	58,600	191,090
C&A Modas Ltda	10,000	20,438
Camil Alimentos SA	10,300	22,769
CCR SA	124,300	279,410
Centrais Eletricas Brasileiras SA	33,200	178,592
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	183,716
Cia Brasileira de Distribuicao	16,500	204,155
Cia de Locacao das Americas	31,800	133,994
Cia de Saneamento Basico do Estado de Sao Paulo	35,100	291,439
Cia de Saneamento de Minas Gerais-COPASA	8,600	71,300
Cia de Saneamento do Parana Preference Shares	20,100	18,151
Cia de Saneamento do Parana	17,700	79,889
Cia Energetica de Minas Gerais Preference Shares	100,640	180,337
Cia Energetica de Sao Paulo Class B, Preference Shares	17,300	86,708
Cia Hering	15,100	44,820

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cia Paranaense de Energia Preference Shares	10,600	$ 116,617
Cia Siderurgica Nacional SA	71,500	209,307
Cielo SA	104,339	72,750
Cogna Educacao	183,663	168,790
Construtora Tenda SA	6,300	31,721
Cosan Logistica SA (b)	12,600	39,567
Cosan SA	16,200	196,391
CPFL Energia SA	21,400	104,637
CVC Brasil Operadora e Agencia de Viagens SA	11,766	33,671
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,800	114,624
Duratex SA	28,700	91,297
EcoRodovias Infraestrutura e Logistica SA (b)	28,500	59,867
EDP - Energias do Brasil SA	27,100	83,707
Embraer SA (b)	72,500	80,263
Energisa SA	17,000	124,021
Eneva SA (b)	17,900	152,754
Engie Brasil Energia SA	24,466	175,146
Equatorial Energia SA	93,700	352,095
Even Construtora e Incorporadora SA	11,100	21,938
Ez Tec Empreendimentos e Participacoes SA	10,500	65,648
Fleury SA	18,600	87,383
Gerdau SA Preference Shares	111,700	412,203
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	15,200	46,060
Grendene SA	42,700	58,106
Grupo SBF SA (b)	6,967	31,384
Guararapes Confeccoes SA	9,300	23,001
Hapvida Participacoes e Investimentos SA (f)	21,300	234,825
Hypera SA	38,900	205,803
Iguatemi Empresa de Shopping Centers SA	8,300	45,281
Instituto Hermes Pardini SA	4,900	19,734
Iochpe Maxion SA	10,000	24,306
IRB Brasil Resseguros SA	91,093	121,049
Itau Unibanco Holding SA Preference Shares	505,403	2,017,505
Itausa SA Preference Shares	450,365	703,140
JHSF Participacoes SA	32,024	39,771
JSL SA (b)	5,821	8,603
Klabin SA	78,628	332,008
Light SA (b)	20,100	51,708
Linx SA	12,700	77,960
Localiza Rent a Car SA	61,866	622,013
Locaweb Servicos de Internet SA (b)(f)	7,500	79,319
LOG Commercial Properties e Participacoes SA	4,300	22,940
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	93,127	$ 469,067
Lojas Renner SA	81,171	571,003
M Dias Branco SA	7,900	47,878
Magazine Luiza SA	79,288	1,254,777
Marcopolo SA Preference Shares	47,800	22,728
Marfrig Global Foods SA (b)	43,200	116,882
Metalurgica Gerdau SA Preference Shares	63,700	106,234
Minerva SA (b)	27,535	57,352
Movida Participacoes SA	19,000	54,811
MRV Engenharia e Participacoes SA	29,100	83,070
Multiplan Empreendimentos Imobiliarios SA	36,014	124,148
Natura & Co. Holding SA	76,981	698,319
Notre Dame Intermedica Participacoes SA	49,277	568,791
Odontoprev SA	25,500	54,289
Omega Geracao SA (b)	10,240	66,511
Petro Rio SA (b)	9,400	58,187
Petrobras Distribuidora SA	79,200	283,136
Petroleo Brasileiro SA Preference Shares	499,500	1,737,831
Petroleo Brasileiro SA	379,400	1,330,756
Porto Seguro SA	12,800	109,573
Qualicorp Consultoria e Corretora de Seguros SA	32,700	197,194
Raia Drogasil SA	110,600	459,554
Randon SA Implementos e Participacoes Preference Shares	16,000	34,547
Rumo SA (b)	136,571	461,823
Santos Brasil Participacoes SA	32,081	22,938
Sao Martinho SA	17,000	65,690
SIMPAR SA (b)	16,600	74,835
SLC Agricola SA	8,700	39,344
Sul America SA	33,191	233,367
Suzano SA (b)	55,509	448,586
Telefonica Brasil SA Preference Shares	45,685	351,931
TIM Participacoes SA	86,900	201,353
TOTVS SA	47,400	227,899
Transmissora Alianca de Energia Eletrica SA	19,800	98,219
Trisul SA	13,700	26,105
Tupy SA (b)	6,000	18,490
Ultrapar Participacoes SA	74,300	254,018
Unipar Carbocloro SA Preference Shares	4,500	22,227
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	38,000	67,621
Vale SA	381,206	3,997,744

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Via Varejo S/A (b)	130,280	$ 401,025
Vivara Participacoes SA	8,800	37,002
WEG SA	85,570	997,427
Wheaton Precious Metals Corp.	45,814	2,240,710
Wiz Solucoes e Corretagem de Seguros SA	25,800	42,066
YDUQS Participacoes SA	25,800	125,465
		36,720,366
CANADA — 6.0%
Advantage Oil & Gas, Ltd. (b)(c)	9,900	12,970
Aecon Group, Inc.	6,200	63,497
Ag Growth International, Inc. (c)	2,000	40,576
Agnico Eagle Mines, Ltd.	25,441	2,020,614
Air Canada (b)	13,500	158,574
Alamos Gold, Inc. Class A	39,950	350,824
Alaris Equity Partners Income	3,700	30,304
Algonquin Power & Utilities Corp.	60,227	872,012
Alimentation Couche-Tard, Inc. Class B	88,500	3,072,240
Allied Properties Real Estate Investment Trust	6,200	166,401
AltaGas, Ltd. (c)	28,500	343,088
Altius Minerals Corp.	8,500	61,662
Altus Group, Ltd. (c)	4,200	173,974
Andlauer Healthcare Group, Inc.	1,000	32,573
Aphria, Inc. (b)(c)	23,300	103,090
ARC Resources, Ltd. (c)	37,700	167,932
Aritzia, Inc. (b)	7,500	97,866
Artis Real Estate Investment Trust	6,100	36,305
Atco, Ltd. Class I	7,800	224,759
Atlas Corp. (c)	8,000	71,520
ATS Automation Tooling Systems, Inc. (b)	7,600	98,488
Aurinia Pharmaceuticals, Inc. (b)	10,100	148,277
Aurora Cannabis, Inc. (b)(c)	11,141	51,712
B2Gold Corp.	106,200	689,316
Badger Daylighting, Ltd. (c)	3,200	91,227
Ballard Power Systems, Inc. (b)(c)	18,100	272,635
Bank of Montreal	65,616	3,823,732
Bank of Nova Scotia	125,000	5,176,867
Barrick Gold Corp. (e)	137,617	3,853,173
Barrick Gold Corp. (e)	45,552	1,281,868
BCE, Inc.	15,679	648,171
BELLUS Health, Inc. (b)(c)	3,600	8,193
Birchcliff Energy, Ltd. (c)	43,800	50,170
BlackBerry, Ltd. (b)	54,400	248,837
Boardwalk Real Estate Investment Trust	2,300	47,266
Security Description	Shares	Value
Bombardier, Inc. Class B (b)(c)	161,200	$ 39,825
Boralex, Inc. Class A	8,000	230,522
Boyd Group Services, Inc.	2,200	338,742
Brookfield Asset Management, Inc. Class A	137,725	4,542,889
CAE, Inc.	27,200	396,673
Cameco Corp.	40,400	406,798
Canaccord Genuity Group, Inc. (c)	8,800	44,733
Canacol Energy, Ltd. (c)	13,000	34,453
Canada Goose Holdings, Inc. (b)(c)	6,300	201,723
Canadian Apartment Properties REIT	8,500	295,583
Canadian Imperial Bank of Commerce	45,900	3,420,121
Canadian National Railway Co.	73,300	7,781,900
Canadian Natural Resources, Ltd.	122,700	1,960,261
Canadian Pacific Railway, Ltd.	14,000	4,245,330
Canadian Tire Corp., Ltd. Class A (c)	5,900	592,407
Canadian Utilities, Ltd. Class A	13,300	316,233
Canadian Western Bank (c)	8,200	164,829
Canfor Corp. (b)	6,000	67,333
Canfor Pulp Products, Inc.	10,400	38,852
Canopy Growth Corp. (b)(c)	23,300	332,994
Capital Power Corp.	10,100	222,226
Cascades, Inc.	8,200	103,379
CCL Industries, Inc. Class B	16,300	626,496
Celestica, Inc. (b)	15,400	106,068
Cenovus Energy, Inc.	106,700	414,578
Centerra Gold, Inc.	22,700	263,240
CGI, Inc. (b)	23,500	1,590,066
Chorus Aviation, Inc. (c)	7,200	11,912
CI Financial Corp.	21,400	270,594
Cineplex, Inc. (c)	6,000	32,386
Cogeco Communications, Inc.	1,500	122,617
Cogeco, Inc.	500	32,959
Colliers International Group, Inc.	3,300	219,061
Cominar Real Estate Investment Trust	6,900	37,916
Computer Modelling Group, Ltd.	15,200	58,718
Constellation Software, Inc.	2,100	2,326,201
Corus Entertainment, Inc. Class B (c)	18,900	40,892
Crescent Point Energy Corp. (c)	46,300	55,806
Crombie Real Estate Investment Trust	4,000	39,439
Cronos Group, Inc. (b)(c)	21,100	105,678

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CT Real Estate Investment Trust	8,000	$ 83,668
Descartes Systems Group, Inc. (b)	8,600	488,347
Dollarama, Inc.	32,300	1,234,207
Dream Industrial Real Estate Investment Trust	7,000	59,270
Dream Office Real Estate Investment Trust	3,000	40,764
DREAM Unlimited Corp. Class A	4,365	63,559
Dundee Precious Metals, Inc.	20,800	148,555
ECN Capital Corp.	21,700	82,203
Element Fleet Management Corp.	44,700	370,785
Emera, Inc.	25,000	1,023,769
Empire Co., Ltd. Class A	17,500	506,363
Enbridge, Inc.	208,700	6,077,806
Endeavour Silver Corp. (b)(c)	40,100	140,496
Enerflex, Ltd.	8,500	29,399
Enerplus Corp. (c)	17,500	31,967
Enghouse Systems, Ltd.	4,300	234,259
Equinox Gold Corp. (b)	20,100	233,992
Equitable Group, Inc.	1,100	61,837
ERO Copper Corp. (b)	5,200	75,562
Evertz Technologies, Ltd.	2,400	20,483
Exchange Income Corp.	1,500	34,104
Extendicare, Inc. (c)	8,100	32,321
Fairfax Financial Holdings, Ltd.	2,700	792,566
Fiera Capital Corp. (c)	5,000	38,218
Finning International, Inc. (c)	16,600	253,023
First Capital Real Estate Investment Trust	9,900	96,054
First Majestic Silver Corp. (b)(c)	19,500	184,818
First National Financial Corp.	2,400	57,514
FirstService Corp. (c)	3,800	499,896
Fortis, Inc.	48,974	1,995,991
Fortuna Silver Mines, Inc. (b)(c)	21,600	136,966
Franco-Nevada Corp.	19,473	2,712,589
Freehold Royalties, Ltd. (c)	8,800	24,310
Genworth MI Canada, Inc.	3,500	90,477
George Weston, Ltd.	8,327	610,366
Gibson Energy, Inc. (c)	15,100	243,951
Gildan Activewear, Inc.	20,300	398,781
goeasy, Ltd.	1,000	48,969
Gran Colombia Gold Corp. (c)	5,100	23,939
Granite Real Estate Investment Trust	2,900	167,780
Great Canadian Gaming Corp. (b)(c)	4,900	88,444
Great-West Lifeco, Inc.	30,100	586,339
H&R Real Estate Investment Trust	12,300	89,044
Security Description	Shares	Value
HLS Therapeutics, Inc.	1,900	$ 19,942
Home Capital Group, Inc. (b)(c)	4,300	69,470
Hudbay Minerals, Inc.	20,900	88,091
Husky Energy, Inc.	32,555	75,066
Hydro One, Ltd. (f)	34,800	735,209
iA Financial Corp., Inc.	10,900	378,226
IAMGOLD Corp. (b)	48,500	185,540
IGM Financial, Inc. (c)	8,600	196,562
Imperial Oil, Ltd. (c)	26,400	315,041
Innergex Renewable Energy, Inc.	12,500	225,154
Intact Financial Corp.	14,700	1,569,101
Inter Pipeline, Ltd. (c)	47,800	467,712
Interfor Corp. (b)	7,200	80,207
InterRent Real Estate Investment Trust	5,700	53,768
Intertape Polymer Group, Inc. (c)	8,100	89,929
Ivanhoe Mines, Ltd. Class A (b)	61,800	223,928
Jamieson Wellness, Inc.	3,900	123,095
Keyera Corp.	22,400	337,069
Killam Apartment Real Estate Investment Trust	4,500	58,484
Kinaxis, Inc. (b)	2,700	396,202
Kinross Gold Corp. (b)	128,600	1,131,237
Kirkland Lake Gold, Ltd.	26,940	1,310,949
Knight Therapeutics, Inc. (b)(c)	11,900	51,671
Labrador Iron Ore Royalty Corp. (c)	5,900	113,473
Largo Resources, Ltd. (b)	27,000	22,235
Lassonde Industries, Inc. Class A	300	32,456
Laurentian Bank of Canada (c)	3,900	79,854
Lightspeed POS, Inc. (b)	6,800	217,172
Linamar Corp.	4,300	127,511
Lithium Americas Corp. (b)(c)	23,000	260,692
Loblaw Cos., Ltd.	18,300	955,313
Lundin Gold, Inc. (b)	6,100	55,257
MAG Silver Corp. (b)(c)	7,200	116,698
Magna International, Inc.	30,600	1,395,814
Manulife Financial Corp.	199,900	2,771,587
Maple Leaf Foods, Inc.	7,700	156,508
Martinrea International, Inc.	8,400	59,930
MEG Energy Corp. (b)(c)	21,400	44,378
Methanex Corp.	6,000	145,851
Metro, Inc.	25,657	1,227,195
Minto Apartment Real Estate Investment Trust	1,600	21,896
Morguard North American Residential Real Estate Investment Trust	5,100	55,362
Morneau Shepell, Inc. (c)	6,100	126,955
MTY Food Group, Inc. (c)	1,600	39,636

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mullen Group, Ltd.	9,800	$ 66,104
National Bank of Canada	35,400	1,752,840
New Gold, Inc. (b)	68,900	117,090
NexGen Energy, Ltd. (b)	68,300	118,116
NFI Group, Inc. (c)	5,200	64,467
Norbord, Inc.	4,500	132,566
North West Co., Inc. (c)	5,900	160,779
Northland Power, Inc. (c)	17,800	536,765
Northview Apartment Real Estate Investment Trust	3,100	83,595
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	87,597
Novagold Resources, Inc. (b)	25,300	300,399
Nutrien, Ltd.	58,618	2,291,182
Onex Corp.	8,300	369,096
Open Text Corp.	28,000	1,179,742
Organigram Holdings, Inc. (b)(c)	14,100	14,884
Osisko Gold Royalties, Ltd.	12,800	150,926
Osisko Mining, Inc. (b)	28,700	74,557
Pan American Silver Corp.	22,200	711,497
Parex Resources, Inc. (b)(c)	13,100	137,595
Park Lawn Corp. (c)	3,100	63,822
Parkland Corp. (c)	15,200	400,668
Pason Systems, Inc.	6,300	24,950
Pembina Pipeline Corp.	56,648	1,198,482
Peyto Exploration & Development Corp. (c)	27,200	50,704
Power Corp. of Canada	57,153	1,116,318
PrairieSky Royalty, Ltd. (c)	22,494	139,940
Premier Gold Mines, Ltd. (b)	61,100	117,100
Premium Brands Holdings Corp. (c)	3,500	263,414
Pretium Resources, Inc. (b)	19,100	243,656
Quebecor, Inc. Class B	18,000	448,871
Real Matters, Inc. (b)	11,000	213,700
Restaurant Brands International, Inc.	30,446	1,743,223
Richelieu Hardware, Ltd.	4,800	126,347
RioCan Real Estate Investment Trust	14,100	148,415
Ritchie Bros Auctioneers, Inc.	11,500	679,884
Rogers Communications, Inc. Class B	38,000	1,502,646
Rogers Sugar, Inc. (c)	17,400	62,396
Royal Bank of Canada	146,700	10,267,627
Russel Metals, Inc. (c)	5,700	77,536
Sabina Gold & Silver Corp. (b)	24,700	47,708
Sandstorm Gold, Ltd. (b)	26,400	222,149
Saputo, Inc.	29,200	730,137
Savaria Corp. (c)	7,800	86,307
Seabridge Gold, Inc. (b)	5,500	103,103
Seven Generations Energy, Ltd. Class A (b)	24,600	66,116
Security Description	Shares	Value
Shaw Communications, Inc. Class B	47,608	$ 866,086
Shopify, Inc. Class A (b)	11,100	11,315,560
Sienna Senior Living, Inc. (c)	6,000	50,309
Sierra Wireless, Inc. (b)	7,300	81,211
Silvercorp Metals, Inc. (c)	17,100	123,025
SilverCrest Metals, Inc. (b)	11,200	94,664
Sleep Country Canada Holdings, Inc. (f)	3,500	52,248
SmartCentres Real Estate Investment Trust	6,700	100,318
SNC-Lavalin Group, Inc.	18,000	287,704
Spin Master Corp. (b)(f)	2,300	49,487
Sprott, Inc. (c)	2,970	101,057
SSR Mining, Inc. (b)	22,504	418,669
Stantec, Inc. (c)	11,600	351,105
Stelco Holdings, Inc. (c)	3,300	28,065
Stella-Jones, Inc. (c)	6,300	212,712
Summit Industrial Income REIT	7,200	69,211
Sun Life Financial, Inc.	60,200	2,445,407
Suncor Energy, Inc.	155,964	1,898,540
Superior Plus Corp. (c)	16,500	145,267
TC Energy Corp. (c)	96,736	4,048,319
Teck Resources, Ltd. Class B	48,100	667,620
TELUS Corp.	42,732	749,550
Teranga Gold Corp. (b)	14,700	154,511
Tervita Corp. (b)	6,400	12,457
TFI International, Inc.	9,000	375,160
Thomson Reuters Corp.	18,730	1,489,987
Timbercreek Financial Corp. (c)	7,500	46,884
TMX Group, Ltd.	5,800	594,611
Torex Gold Resources, Inc. (b)	7,900	111,366
Toromont Industries, Ltd.	8,400	501,076
Toronto-Dominion Bank	186,457	8,605,708
Tourmaline Oil Corp.	26,400	321,563
TransAlta Corp.	25,500	156,350
TransAlta Renewables, Inc. (c)	12,500	156,560
Transat AT, Inc. (b)(c)	3,000	8,737
Transcontinental, Inc. Class A (c)	7,500	92,308
Tricon Residential, Inc. (c)	19,900	164,474
Uranium Participation Corp. (b)	12,500	38,368
Vermilion Energy, Inc. (c)	11,800	27,474
Victoria Gold Corp. (b)	3,000	33,666
Wallbridge Mining Co., Ltd. (b)(c)	46,500	35,508
Wesdome Gold Mines, Ltd. (b)	12,400	116,689
West Fraser Timber Co., Ltd. (c)	5,500	254,711
Westshore Terminals Investment Corp. (c)	4,200	47,825

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Whitecap Resources, Inc. (c)	42,000	$ 76,092
Winpak, Ltd. (c)	2,900	98,675
WPT Industrial Real Estate Investment Trust	5,700	72,390
WSP Global, Inc.	11,700	765,898
Yamana Gold, Inc.	114,200	647,197
		160,801,718
CAYMAN ISLANDS — 0.0% (a)
111, Inc. ADR (b)	2,300	14,260
Endeavour Mining Corp. (b)	12,865	319,277
		333,537
CHILE — 0.2%
AES Gener SA	335,410	51,515
Aguas Andinas SA Class A	220,856	61,674
Antofagasta PLC	40,279	532,580
Banco de Chile	4,662,775	354,633
Banco de Credito e Inversiones SA	4,778	150,501
Banco Santander Chile	6,765,383	234,518
CAP SA (b)	8,595	72,169
Cencosud SA	146,425	213,720
Cencosud Shopping SA	47,475	67,773
Cia Cervecerias Unidas SA	13,362	85,965
Cia Sud Americana de Vapores SA (b)	1,190,230	31,802
Colbun SA	732,069	117,920
Embotelladora Andina SA Class B, Preference Shares	32,930	72,521
Empresa Nacional de Telecomunicaciones SA	14,009	86,918
Empresas CMPC SA	115,396	241,684
Empresas COPEC SA	39,999	298,869
Enel Americas SA	3,512,013	454,857
Enel Chile SA	2,837,875	198,365
Engie Energia Chile SA	71,134	88,170
Falabella SA	77,203	225,341
Forus SA	37,877	43,877
Grupo Security SA	204,548	33,730
Inversiones Aguas Metropolitanas SA	41,746	30,135
Inversiones La Construccion SA	3,247	19,233
Itau CorpBanca	13,434,953	35,556
Lundin Mining Corp.	67,400	374,907
Parque Arauco SA	67,993	94,849
Ripley Corp. SA	96,292	26,279
SMU SA	287,875	42,650
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,730	379,917
SONDA SA	96,773	68,716
Vina Concha y Toro SA	42,844	69,945
		4,861,289
Security Description	Shares	Value
CHINA — 10.5%
21Vianet Group, Inc. ADR (b)	14,400	$ 333,504
360 DigiTech, Inc. ADR (b)	10,000	119,400
360 Security Technology, Inc. Class A	27,600	67,783
3SBio, Inc. (b)(f)	88,000	99,708
51job, Inc. ADR (b)	2,500	194,975
AAC Technologies Holdings, Inc.	74,000	402,603
AECC Aviation Power Co., Ltd. Class A	35,700	217,607
Agile Group Holdings, Ltd.	166,000	218,707
Agricultural Bank of China, Ltd. Class A	405,600	189,766
Agricultural Bank of China, Ltd. Class H	2,926,000	918,053
Aier Eye Hospital Group Co., Ltd. Class A	22,580	171,729
Air China, Ltd. Class H	186,000	122,592
Airtac International Group	12,000	272,986
AK Medical Holdings, Ltd. (f)	34,000	87,502
Alibaba Group Holding, Ltd. ADR (b)	193,600	56,914,528
Alibaba Health Information Technology, Ltd. (b)	325,500	800,431
A-Living Services Co., Ltd. Class H (f)	36,500	186,742
Aluminum Corp. of China, Ltd. Class H (b)	462,000	95,286
Anhui Conch Cement Co., Ltd. Class A	22,500	184,269
Anhui Conch Cement Co., Ltd. Class H	139,500	966,223
Anhui Gujing Distillery Co., Ltd. Class A	2,100	67,335
Anhui Gujing Distillery Co., Ltd. Class B	9,900	110,237
ANTA Sports Products, Ltd.	120,000	1,252,378
Asia Cement China Holdings Corp.	42,500	37,668
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	218,199
Ausnutria Dairy Corp., Ltd.	79,000	125,940
Autobio Diagnostics Co., Ltd. Class A	2,800	66,746
Autohome, Inc. ADR	6,100	585,600
AVIC Aircraft Co., Ltd. Class A	17,000	57,929
AVIC Shenyang Aircraft Co., Ltd. Class A	13,900	118,111
AviChina Industry & Technology Co., Ltd. Class H	188,000	107,619
BAIC Motor Corp., Ltd. Class H (f)	155,000	63,421
Baidu, Inc. ADR (b)	27,800	3,519,202
Bank of Beijing Co., Ltd. Class A	187,700	129,724

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	77,900	$ 113,829
Bank of China, Ltd. Class A	145,400	68,691
Bank of China, Ltd. Class H	8,049,000	2,503,419
Bank of Communications Co., Ltd. Class A	200,000	134,032
Bank of Communications Co., Ltd. Class H	1,112,000	535,957
Bank of Hangzhou Co., Ltd. Class A	58,900	102,550
Bank of Jiangsu Co., Ltd. Class A	120,600	108,333
Bank of Nanjing Co., Ltd. Class A	46,000	53,644
Bank of Ningbo Co., Ltd. Class A	33,300	155,125
Bank of Shanghai Co., Ltd. Class A	66,800	80,281
Baoshan Iron & Steel Co., Ltd. Class A	100,700	74,270
Baozun, Inc. ADR (b)(c)	4,600	149,454
BeiGene, Ltd. ADR (b)	4,100	1,174,404
Beijing Capital International Airport Co., Ltd. Class H	160,000	96,741
Beijing Enterprises Holdings, Ltd.	58,000	174,852
Beijing Enterprises Water Group, Ltd.	662,000	257,985
Beijing New Building Materials PLC Class A	10,400	47,565
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	8,800	70,310
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	73,947
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	70,200	60,722
BEST, Inc. ADR (b)(c)	18,500	55,500
BGI Genomics Co., Ltd. Class A	2,500	53,250
Bilibili, Inc. ADR (b)	11,100	461,760
Bitauto Holdings, Ltd. ADR (b)	6,300	99,225
BOC Hong Kong Holdings, Ltd.	378,000	1,002,079
BOE Technology Group Co., Ltd. Class A	165,500	120,542
Bright Scholar Education Holdings, Ltd. ADR	1,500	9,585
Brilliance China Automotive Holdings, Ltd.	310,000	292,971
Budweiser Brewing Co. APAC, Ltd. (f)	183,400	536,419
BYD Co., Ltd. Class A	8,500	146,587
BYD Co., Ltd. Class H (c)	65,000	1,048,211
BYD Electronic International Co., Ltd. (c)	72,000	365,403
Security Description	Shares	Value
C&D International Investment Group, Ltd.	30,000	$ 51,044
CanSino Biologics, Inc. Class H (b)(c)(f)	6,000	127,910
Centre Testing International Group Co., Ltd. Class A	42,800	155,175
CGN Power Co., Ltd. Class H (f)	1,191,600	245,458
Changchun High & New Technology Industry Group, Inc. Class A	3,200	174,834
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	101,827
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	106,444
China Aoyuan Group, Ltd.	128,000	131,924
China Avionics Systems Co., Ltd. Class A	35,100	88,444
China Cinda Asset Management Co., Ltd. Class H	1,059,592	199,680
China CITIC Bank Corp., Ltd. Class H	912,000	353,439
China Common Rich Renewable Energy Investment, Ltd. (b)(d)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	253,467
China Communications Services Corp., Ltd. Class H	250,000	147,590
China Conch Venture Holdings, Ltd.	189,500	881,577
China Construction Bank Corp. Class A	52,100	47,310
China Construction Bank Corp. Class H	9,823,000	6,382,753
China East Education Holdings, Ltd. (f)	43,000	93,705
China Eastern Airlines Corp., Ltd. Class H (c)	192,000	82,593
China Education Group Holdings, Ltd.	64,000	117,749
China Enterprise Co., Ltd. Class A	65,400	37,688
China Everbright Bank Co., Ltd. Class A	176,700	95,221
China Everbright Bank Co., Ltd. Class H	267,300	84,535
China Everbright Environment Group, Ltd.	361,518	206,694
China Everbright, Ltd.	90,000	121,068
China Evergrande Group (c)	171,000	438,856
China Feihe, Ltd. (c)(f)	109,000	254,836
China Film Co., Ltd. Class A	32,200	67,070

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
China Fortune Land Development Co., Ltd. Class A	21,320	$ 47,891
China Galaxy Securities Co., Ltd. Class H	366,800	207,606
China Greatwall Technology Group Co., Ltd. Class A	33,600	79,831
China Hongqiao Group, Ltd.	206,000	129,055
China Huarong Asset Management Co., Ltd. Class H (f)	1,024,000	109,119
China International Capital Corp., Ltd. Class H (b)(c)(f)	136,000	316,304
China Jinmao Holdings Group, Ltd.	754,000	419,804
China Lesso Group Holdings, Ltd.	102,000	185,247
China Life Insurance Co., Ltd. Class A	15,100	99,496
China Life Insurance Co., Ltd. Class H	768,000	1,741,048
China Literature, Ltd. (b)(c)(f)	26,200	197,589
China Longyuan Power Group Corp., Ltd. Class H	511,000	321,063
China Maple Leaf Educational Systems, Ltd. (c)	136,000	40,938
China Medical System Holdings, Ltd.	144,000	159,340
China Meheco Co., Ltd. Class A	57,200	124,361
China Meidong Auto Holdings, Ltd.	36,000	138,693
China Mengniu Dairy Co., Ltd.	296,000	1,396,165
China Merchants Bank Co., Ltd. Class A	126,400	673,307
China Merchants Bank Co., Ltd. Class H	414,000	1,964,614
China Merchants Energy Shipping Co., Ltd. Class A	51,000	43,460
China Merchants Port Holdings Co., Ltd.	158,151	162,461
China Merchants Securities Co., Ltd. Class A (b)	40,300	128,873
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	72,501
China Minsheng Banking Corp., Ltd. Class A	200,000	156,535
China Minsheng Banking Corp., Ltd. Class H	639,600	336,077
China Molybdenum Co., Ltd. Class A	95,900	52,880
China Molybdenum Co., Ltd. Class H	354,000	126,403
China National Building Material Co., Ltd. Class H	396,000	504,684
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	70,800	$ 45,931
China National Software & Service Co., Ltd. Class A	8,900	109,478
China New Higher Education Group, Ltd. (f)	79,000	51,129
China Oilfield Services, Ltd. Class H	118,000	82,588
China Oriental Group Co., Ltd.	192,000	43,205
China Overseas Grand Oceans Group, Ltd.	121,000	69,572
China Overseas Land & Investment, Ltd.	407,500	1,029,342
China Overseas Property Holdings, Ltd.	105,000	86,466
China Pacific Insurance Group Co., Ltd. Class A	28,300	130,810
China Pacific Insurance Group Co., Ltd. Class H	330,000	942,488
China Petroleum & Chemical Corp. Class A	119,800	69,159
China Petroleum & Chemical Corp. Class H	2,476,000	999,736
China Power International Development, Ltd.	606,000	112,197
China Railway Construction Corp., Ltd. Class A	62,400	76,548
China Railway Construction Corp., Ltd. Class H	221,000	152,868
China Railway Group, Ltd. Class A	110,500	88,069
China Railway Group, Ltd. Class H	423,000	199,834
China Railway Signal & Communication Corp., Ltd. Class H (f)	210,000	69,348
China Reinsurance Group Corp. Class H	499,000	46,025
China Resources Beer Holdings Co., Ltd.	148,721	913,433
China Resources Gas Group, Ltd.	94,000	422,057
China Resources Medical Holdings Co., Ltd.	86,000	56,362
China Resources Pharmaceutical Group, Ltd. (f)	177,000	91,275
China Resources Power Holdings Co., Ltd.	222,055	246,285
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	65,389
China SCE Group Holdings, Ltd.	147,000	66,224
China Shenhua Energy Co., Ltd. Class A	23,900	58,194
China Shenhua Energy Co., Ltd. Class H	331,500	594,992

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
China Shipbuilding Industry Co., Ltd. Class A (b)	124,200	$ 79,803
China South Publishing & Media Group Co., Ltd. Class A	41,182	66,111
China Southern Airlines Co., Ltd. Class A (b)	56,500	48,464
China Southern Airlines Co., Ltd. Class H (b)(c)	192,000	104,231
China Spacesat Co., Ltd. Class A	23,000	113,251
China State Construction Engineering Corp., Ltd. Class A	227,800	171,243
China Taiping Insurance Holdings Co., Ltd.	168,200	257,887
China Telecom Corp., Ltd. Class H	1,256,000	377,365
China Tourism Group Duty Free Corp., Ltd. Class A	10,600	349,471
China Tower Corp., Ltd. Class H (f)	5,062,000	880,686
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	100,027
China TransInfo Technology Co., Ltd. Class A	19,700	64,138
China Unicom Hong Kong, Ltd.	626,000	410,904
China United Network Communications, Ltd. Class A	174,400	125,148
China Vanke Co., Ltd. Class A	59,600	247,463
China Vanke Co., Ltd. Class H	246,600	758,020
China Yangtze Power Co., Ltd. Class A	134,800	381,073
China Yuchai International, Ltd.	1,300	23,400
China Yuhua Education Corp., Ltd. (f)	132,000	113,293
China Zhongwang Holdings, Ltd. (b)(c)	231,200	39,310
Chinasoft International, Ltd.	158,000	115,364
Chinese Universe Publishing and Media Group Co., Ltd. Class A	47,500	81,938
Chongqing Brewery Co., Ltd. Class A	7,200	109,785
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	95,000
Chongqing Zhifei Biological Products Co., Ltd. Class A	7,200	148,244
CIFI Holdings Group Co., Ltd.	323,802	240,538
CITIC Securities Co., Ltd. Class A	55,100	245,466
CITIC Securities Co., Ltd. Class H	291,000	654,503
Security Description	Shares	Value
CITIC Telecom International Holdings, Ltd.	132,000	$ 42,225
CITIC, Ltd.	556,000	412,263
CNOOC, Ltd.	1,871,000	1,799,686
COFCO Meat Holdings, Ltd.	220,000	76,566
Contemporary Amperex Technology Co., Ltd. Class A	14,300	444,215
COSCO SHIPPING Development Co., Ltd. Class A	224,100	68,940
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	48,385
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	111,988
COSCO SHIPPING Ports, Ltd.	185,749	106,704
Country Garden Holdings Co., Ltd.	749,115	927,579
Country Garden Services Holdings Co., Ltd.	154,000	1,000,155
CRRC Corp., Ltd. Class A	136,700	111,012
CRRC Corp., Ltd. Class H	430,350	172,373
CSC Financial Co., Ltd. Class A	18,700	138,506
CSPC Pharmaceutical Group, Ltd.	610,800	1,192,318
CStone Pharmaceuticals (b)(f)	54,500	69,197
Dali Foods Group Co., Ltd. (f)	142,000	86,968
Daqin Railway Co., Ltd. Class A	79,300	74,640
Daqo New Energy Corp. ADR (b)	900	121,716
Dongfang Electric Corp., Ltd. Class A	54,100	81,300
Dongfeng Motor Group Co., Ltd. Class H	278,000	173,892
Dongyue Group, Ltd.	106,000	40,944
East Money Information Co., Ltd. Class A	37,920	135,056
E-House China Enterprise Holdings, Ltd.	45,000	51,610
ENN Energy Holdings, Ltd.	89,200	978,820
Eve Energy Co., Ltd. Class A	13,306	97,771
Ever Sunshine Lifestyle Services Group, Ltd.	42,000	83,611
Everbright Securities Co., Ltd. Class A	35,500	115,558
Fanhua, Inc. ADR (c)	4,800	80,400
Far East Horizon, Ltd.	238,000	194,223
FIH Mobile, Ltd. (b)(c)	297,000	42,440
Financial Street Holdings Co., Ltd. Class A	118,527	114,236
FinVolution Group ADR (c)	9,800	18,032

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Focus Media Information Technology Co., Ltd. Class A	72,000	$ 85,993
Foshan Haitian Flavouring & Food Co., Ltd. Class A	14,656	351,477
Fosun International, Ltd.	260,500	305,158
Founder Securities Co., Ltd. Class A	44,900	55,910
Foxconn Industrial Internet Co., Ltd. Class A	33,000	66,445
Fu Shou Yuan International Group, Ltd.	81,000	79,118
Fufeng Group, Ltd.	138,000	43,836
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	58,924
Fuyao Glass Industry Group Co., Ltd. Class H (f)	52,800	194,607
Ganfeng Lithium Co., Ltd. Class A	6,100	49,132
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	147,406
GDS Holdings, Ltd. ADR (b)	8,100	662,823
Geely Automobile Holdings, Ltd.	641,000	1,285,868
Gemdale Corp. Class A	24,500	52,836
Gemdale Properties & Investment Corp., Ltd.	432,000	73,646
Genertec Universal Medical Group Co., Ltd. (f)	93,000	61,825
Genscript Biotech Corp. (b)(c)	94,000	154,965
GF Securities Co., Ltd. Class A	32,100	75,057
GF Securities Co., Ltd. Class H	178,200	226,737
Giant Network Group Co., Ltd. Class A	26,300	74,958
Gigadevice Semiconductor Beijing, Inc. Class A	2,520	64,586
Glodon Co., Ltd. Class A	9,200	99,292
GoerTek, Inc. Class A	28,300	169,816
GOME Retail Holdings, Ltd. (b)(c)	972,000	128,744
Great Wall Motor Co., Ltd. Class H	411,000	524,282
Gree Electric Appliances, Inc. of Zhuhai Class A	16,900	133,540
Greenland Holdings Corp., Ltd. Class A	49,700	46,927
Greentown Service Group Co., Ltd.	134,000	166,057
GreenTree Hospitality Group, Ltd. ADR	1,200	16,308
GSX Techedu, Inc. ADR (b)(c)	7,900	711,869
Guangdong Haid Group Co., Ltd. Class A	8,600	77,925
Security Description	Shares	Value
Guangdong HEC Technology Holding Co., Ltd. Class A (b)	43,700	$ 40,002
Guangdong Investment, Ltd.	316,000	502,438
Guanghui Energy Co., Ltd. Class A (b)	204,300	85,752
Guangzhou Automobile Group Co., Ltd. Class H	266,800	223,817
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	88,506
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	99,812
Guangzhou R&F Properties Co., Ltd. Class H	98,800	127,963
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	119,651
Guotai Junan Securities Co., Ltd. Class A	35,300	95,453
Guotai Junan Securities Co., Ltd. Class H (f)	63,200	88,215
Haidilao International Holding, Ltd. (f)	81,000	586,907
Haier Smart Home Co., Ltd. Class A	26,800	86,615
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	142,178
Haitian International Holdings, Ltd.	76,000	176,912
Haitong Securities Co., Ltd. Class A (b)	38,100	79,895
Haitong Securities Co., Ltd. Class H (b)	354,800	303,418
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	57,300	323,679
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	91,535
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	127,938
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	120,335
Hansoh Pharmaceutical Group Co., Ltd. (b)(f)	144,000	703,824
Health & Happiness H&H International Holdings, Ltd.	22,500	97,259
Hebei Construction Group Corp., Ltd. Class H (c)	100,000	191,742
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	86,392
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	104,083
Hengan International Group Co., Ltd.	65,000	475,807

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hengli Petrochemical Co., Ltd. Class A	31,800	$ 87,405
HengTen Networks Group, Ltd. (b)(c)	2,024,000	76,381
Hengyi Petrochemical Co., Ltd. Class A	49,790	76,460
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	85,455
Hope Education Group Co., Ltd. (f)	186,000	57,227
Hua Hong Semiconductor, Ltd. (b)(c)(f)	47,000	181,090
Hualan Biological Engineering, Inc. Class A	28,860	243,087
Huami Corp. ADR (b)	5,700	73,245
Huaneng Power International, Inc. Class H	478,000	185,459
Huangshan Tourism Development Co., Ltd. Class B	20,400	15,989
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	54,900	161,155
Huatai Securities Co., Ltd. Class A	34,600	105,317
Huatai Securities Co., Ltd. Class H (f)	181,200	298,133
Huaxi Securities Co., Ltd. Class A	50,700	90,066
Huaxia Bank Co., Ltd. Class A	91,800	83,106
Huayu Automotive Systems Co., Ltd. Class A	18,000	66,426
Huazhu Group, Ltd. ADR (c)	16,300	704,812
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	55,125
Hubei Energy Group Co., Ltd. Class A	101,500	55,618
Hundsun Technologies, Inc. Class A	5,720	83,547
HUYA, Inc. ADR (b)(c)	5,700	136,515
Iflytek Co., Ltd. Class A	11,900	60,402
Industrial & Commercial Bank of China, Ltd. Class A	276,400	200,742
Industrial & Commercial Bank of China, Ltd. Class H	6,206,000	3,232,697
Industrial Bank Co., Ltd. Class A	116,400	277,574
INESA Intelligent Tech, Inc. Class B	112,900	56,773
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	75,616
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	235,199
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,200	$ 194,855
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	120,150
Innovent Biologics, Inc. (b)(f)	110,500	824,025
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	35,601
iQIYI, Inc. ADR (b)(c)	21,300	480,954
Jafron Biomedical Co., Ltd. Class A	9,500	99,844
JD.com, Inc. ADR (b)	87,700	6,806,397
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	63,159
Jiangsu Expressway Co., Ltd. Class H	158,000	159,502
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	142,403
Jiangsu Hengrui Medicine Co., Ltd. Class A	28,804	382,695
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	50,626
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	8,400	155,221
Jiangxi Copper Co., Ltd. Class H	121,000	136,061
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	69,359
Jinduicheng Molybdenum Co., Ltd. Class A	72,600	63,668
Jinke Properties Group Co., Ltd. Class A	41,500	55,593
JinkoSolar Holding Co., Ltd. ADR (b)(c)	3,300	131,208
Jinyu Bio-Technology Co., Ltd. Class A	37,500	149,789
Jiumaojiu International Holdings, Ltd. (b)(f)	32,000	75,634
Jointown Pharmaceutical Group Co., Ltd. Class A (b)	34,900	87,119
JOYY, Inc. ADR	5,400	435,618
Kaisa Group Holdings, Ltd.	292,000	150,240
Kama Co., Ltd. Class B (b)	67,100	27,691
KE Holdings, Inc. ADR (b)	9,300	570,090
Kerry Logistics Network, Ltd.	59,000	106,906
Kingdee International Software Group Co., Ltd.	238,000	620,780
Kingsoft Corp., Ltd.	77,000	387,933
Konka Group Co., Ltd. Class B	8,900	2,604
Koolearn Technology Holding, Ltd. (b)(f)	21,500	92,376
Kunlun Energy Co., Ltd.	330,000	217,908
Kweichow Moutai Co., Ltd. Class A	7,900	1,949,931
KWG Group Holdings, Ltd.	134,000	230,783

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Legend Holdings Corp. Class H (c)(f)	60,300	$ 73,481
Lenovo Group, Ltd.	736,000	486,619
Lens Technology Co., Ltd. Class A	26,800	128,264
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	48,326
Leyou Technologies Holdings, Ltd. (b)	215,000	90,471
Li Ning Co., Ltd.	239,000	1,124,573
Liaoning Cheng Da Co., Ltd. Class A	26,500	91,351
Lifetech Scientific Corp. (b)(c)	214,000	54,013
Lingyi iTech Guangdong Co. Class A	50,400	83,805
Logan Group Co., Ltd.	129,000	205,265
Longfor Group Holdings, Ltd. (f)	201,500	1,141,742
LONGi Green Energy Technology Co., Ltd. Class A	19,000	210,963
Lonking Holdings, Ltd.	174,000	46,379
Luthai Textile Co., Ltd. Class B	49,300	25,429
Luxshare Precision Industry Co., Ltd. Class A	51,868	439,557
Luye Pharma Group, Ltd. (c)(f)	154,500	90,224
Luzhou Laojiao Co., Ltd. Class A	9,000	191,255
Mango Excellent Media Co., Ltd. Class A	9,700	96,747
Maoyan Entertainment (b)(f)	41,600	72,389
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	50,322
Meitu, Inc. (b)(f)	176,500	32,910
Meituan Dianping Class B (b)	364,000	11,466,541
Microport Scientific Corp.	97,233	388,818
Minth Group, Ltd.	68,000	296,940
MMG, Ltd. (b)(c)	212,000	53,396
Momo, Inc. ADR	14,300	196,768
Muyuan Foods Co., Ltd. Class A	18,917	207,068
NanJi E-Commerce Co., Ltd. Class A	28,100	71,622
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	26,130	173,115
NARI Technology Co., Ltd. Class A	23,700	69,150
NAURA Technology Group Co., Ltd. Class A	4,000	94,729
NetEase, Inc. ADR	8,400	3,819,228
New China Life Insurance Co., Ltd. Class A	11,300	103,862
Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class H	95,100	$ 357,495
New Hope Liuhe Co., Ltd. Class A	42,400	173,636
New Oriental Education & Technology Group, Inc. ADR (b)	15,000	2,242,500
Nexteer Automotive Group, Ltd.	84,000	58,849
Ninestar Corp. Class A	16,800	70,884
NIO, Inc. ADR (b)	113,700	2,412,714
Niu Technologies ADR (b)	2,700	51,840
Noah Holdings, Ltd. ADR (b)	3,100	80,817
NOVA Group Holdings, Ltd.	275,000	4,848
Oceanwide Holdings Co., Ltd. Class A	115,300	72,052
Offshore Oil Engineering Co., Ltd. Class A	92,400	61,622
OneSmart International Education Group, Ltd. ADR (b)	6,800	30,532
Oppein Home Group, Inc. Class A	6,300	100,437
Orient Securities Co., Ltd. Class A	32,600	53,309
Oriental Pearl Group Co., Ltd. Class A	58,423	83,742
Ovctek China, Inc. Class A	3,300	30,350
People's Insurance Co. Group of China, Ltd. Class H	953,000	283,604
Perfect World Co., Ltd. Class A	10,650	52,455
PetroChina Co., Ltd. Class A	124,800	75,694
PetroChina Co., Ltd. Class H	2,156,000	634,465
PICC Property & Casualty Co., Ltd. Class H	647,700	454,985
Pinduoduo, Inc. ADR (b)	28,200	2,091,030
Ping An Bank Co., Ltd. Class A	105,300	236,450
Ping An Healthcare and Technology Co., Ltd. (b)(c)(f)	38,200	492,892
Ping An Insurance Group Co. of China, Ltd. Class A	66,390	749,200
Ping An Insurance Group Co. of China, Ltd. Class H	608,500	6,316,787
Poly Developments and Holdings Group Co., Ltd. Class A	64,800	152,653
Poly Property Group Co., Ltd.	182,000	50,980
Poly Property Services Co., Ltd. Class H	8,000	62,559
Postal Savings Bank of China Co., Ltd. Class H (f)	914,000	385,037
Power Construction Corp. of China, Ltd. Class A	142,200	79,346

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Powerlong Commercial Management Holdings, Ltd.	16,000	$ 53,851
Prosus NV (b)	49,784	4,595,980
Q Technology Group Co., Ltd. (c)	28,000	31,512
Qudian, Inc. ADR (b)(c)	11,600	14,384
Qutoutiao, Inc. ADR (b)(c)	5,100	11,169
Redco Properties Group, Ltd. (f)	108,000	45,815
Rongsheng Petro Chemical Co., Ltd. Class A	28,600	79,360
Ronshine China Holdings, Ltd.	54,500	38,541
SAIC Motor Corp., Ltd. Class A	43,800	123,885
Sanan Optoelectronics Co., Ltd. Class A	21,300	77,332
Sangfor Technologies, Inc. Class A	2,500	78,252
Sany Heavy Equipment International Holdings Co., Ltd.	85,000	50,265
Sany Heavy Industry Co., Ltd. Class A	51,700	190,599
SDIC Power Holdings Co., Ltd. Class A	41,600	55,460
Seazen Group, Ltd.	230,000	195,922
Seazen Holdings Co., Ltd. Class A	13,900	71,986
Semiconductor Manufacturing International Corp. (b)	361,800	847,032
SF Holding Co., Ltd. Class A	16,300	196,257
Shaanxi Coal Industry Co., Ltd. Class A	42,400	52,653
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	124,438
Shandong Gold Mining Co., Ltd. Class A	16,800	63,127
Shandong Linglong Tyre Co., Ltd. Class A	25,208	108,902
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	93,656
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	464,194
Shanghai Baosight Software Co., Ltd. Class A	21,401	229,158
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	43,203
Shanghai Diesel Engine Co., Ltd. Class B	32,500	14,067
Shanghai Electric Group Co., Ltd. Class H (b)	358,000	96,940
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	$ 79,206
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	276,298
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	28,000	47,761
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	257,441	76,469
Shanghai Haixin Group Co. Class B	42,000	14,276
Shanghai Highly Group Co., Ltd. Class B	24,100	13,408
Shanghai Industrial Urban Development Group, Ltd.	63,600	6,116
Shanghai International Airport Co., Ltd. Class A	5,200	52,986
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	15,200	11,181
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	129,809
Shanghai M&G Stationery, Inc. Class A	6,100	61,207
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	169,236
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	204,786
Shanghai Tunnel Engineering Co., Ltd. Class A	200,000	166,164
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	62,084
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	30,788
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	187,680
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	129,480	83,269
Shenergy Co., Ltd. Class A	156,400	126,982
Shengyi Technology Co., Ltd. Class A	31,700	109,698
Shennan Circuits Co., Ltd. Class A	4,760	82,519
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	83,310
Shenzhen Energy Group Co., Ltd. Class A	52,200	41,381
Shenzhen Expressway Co., Ltd. Class H	64,000	55,902
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	61,272

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	$ 175,886
Shenzhen Investment, Ltd.	376,301	110,485
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	110,330
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,700	293,022
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	50,443
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	47,763
Shenzhou International Group Holdings, Ltd.	83,200	1,416,812
Shoucheng Holdings, Ltd.	176,000	54,376
Shougang Fushan Resources Group, Ltd.	244,000	52,460
Shui On Land, Ltd.	328,000	41,692
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	111,110
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	35,135
Silergy Corp.	8,000	474,295
SINA Corp. (b)	5,800	247,138
Sino-Ocean Group Holding, Ltd.	296,000	59,973
Sinopec Engineering Group Co., Ltd. Class H	140,500	51,936
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	65,521
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	58,923
Sinopharm Group Co., Ltd. Class H	122,000	257,812
Sinotruk Hong Kong, Ltd.	87,000	224,215
SITC International Holdings Co., Ltd.	125,000	173,184
SOHO China, Ltd. (b)	353,000	95,985
Sohu.com, Ltd. ADR (b)	8,000	158,880
Songcheng Performance Development Co., Ltd. Class A	32,040	86,544
Spring Airlines Co., Ltd. Class A	11,700	77,743
Sun Art Retail Group, Ltd.	251,500	279,231
Sunac China Holdings, Ltd.	285,000	1,122,848
Suncity Group Holdings, Ltd. (b)	400,000	40,992
Suning.com Co., Ltd. Class A	50,500	67,910
Sunny Optical Technology Group Co., Ltd.	78,900	1,225,508
Sunwoda Electronic Co., Ltd. Class A	18,900	75,935
Security Description	Shares	Value
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	$ 78,710
TAL Education Group ADR (b)	39,000	2,965,560
TBEA Co., Ltd. Class A	113,000	146,962
TCL Electronics Holdings, Ltd.	73,000	56,551
TCL Technology Group Corp Class A	139,900	127,714
Tencent Holdings, Ltd.	590,600	39,891,372
Tencent Music Entertainment Group ADR (b)	37,600	555,352
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	15,600	51,142
Tianli Education International Holdings, Ltd.	105,000	91,979
Tianneng Power International, Ltd. (c)	62,000	111,398
Times Neighborhood Holdings, Ltd.	42,000	56,089
Tingyi Cayman Islands Holding Corp.	262,000	463,925
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	32,436
Tongcheng-Elong Holdings, Ltd. (b)	87,200	159,951
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	114,382
Tongwei Co., Ltd. Class A	37,800	149,150
Topchoice Medical Corp. Class A (b)	2,000	63,209
Topsports International Holdings, Ltd. (f)	97,000	134,856
Towngas China Co., Ltd.	94,027	38,919
Transfar Zhilian Co., Ltd. Class A	67,500	56,183
TravelSky Technology, Ltd. Class H	107,000	229,980
Trip.com Group, Ltd. ADR (b)	51,400	1,600,596
Tsingtao Brewery Co., Ltd. Class H	46,000	376,417
Unigroup Guoxin Microelectronics Co., Ltd. Class A	3,400	60,082
Uni-President China Holdings, Ltd.	138,000	126,561
Unisplendour Corp., Ltd. Class A	12,880	48,493
Uxin, Ltd. ADR (b)(c)	11,700	10,175
Venustech Group, Inc. Class A	10,200	52,148
Vipshop Holdings, Ltd. ADR (b)	45,200	706,928
VSTECS Holdings, Ltd.	136,000	90,374
Walvax Biotechnology Co., Ltd. Class A	21,900	164,772

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	25,400	$ 261,030
Want Want China Holdings, Ltd.	507,000	354,283
Weibo Corp. ADR (b)(c)	5,110	186,157
Weichai Power Co., Ltd. Class A	32,500	72,590
Weichai Power Co., Ltd. Class H	198,000	400,646
Weifu High-Technology Group Co., Ltd. Class A	52,900	196,359
Weihai Guangwei Composites Co., Ltd. Class A	10,200	107,570
Weimob, Inc. (b)(c)(f)	113,000	152,904
Wens Foodstuffs Group Co., Ltd. Class A	34,560	99,861
Will Semiconductor, Ltd. Class A	4,000	105,274
Wilmar International, Ltd.	196,200	637,008
Wingtech Technology Co., Ltd. Class A	4,400	76,193
Wuchan Zhongda Group Co., Ltd. Class A	175,700	120,062
Wuhan Guide Infrared Co., Ltd. Class A	23,800	121,476
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	67,590
Wuliangye Yibin Co., Ltd. Class A	23,800	778,712
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	34,577
WuXi AppTec Co., Ltd. Class A	11,200	168,394
WuXi AppTec Co., Ltd. Class H (c)(f)	36,336	525,450
Wuxi Biologics Cayman, Inc. (b)(f)	105,000	2,573,363
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	106,327
XCMG Construction Machinery Co., Ltd. Class A	112,400	92,261
Xiamen C & D, Inc. Class A	72,000	91,208
Xiaomi Corp. Class B (b)(f)	1,079,800	2,923,064
Xinhu Zhongbao Co., Ltd. Class A	172,300	86,145
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	101,358
Xinyi Solar Holdings, Ltd.	501,966	800,264
XPeng, Inc. ADR (b)	10,600	212,742
Yadea Group Holdings, Ltd. (b)(f)	98,000	144,733
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	270,489
Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	$ 51,655
Yanzhou Coal Mining Co., Ltd. Class H	190,000	141,987
Yealink Network Technology Corp., Ltd. Class A	8,400	74,931
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)(f)	22,000	28,131
Yifeng Pharmacy Chain Co., Ltd. Class A	5,320	78,021
Yihai International Holding, Ltd.	45,000	706,820
Yintech Investment Holdings, Ltd. ADR	2,000	14,400
Yonghui Superstores Co., Ltd. Class A	51,900	60,062
Yonyou Network Technology Co., Ltd. Class A	20,930	118,419
Yum China Holdings, Inc.	40,600	2,149,770
Yunda Holding Co., Ltd. Class A	18,850	52,137
Yunnan Baiyao Group Co., Ltd. Class A	6,900	104,012
Yunnan Energy New Material Co., Ltd. Class A	5,400	73,439
Yuzhou Group Holdings Co., Ltd.	284,209	113,181
Zai Lab, Ltd. ADR (b)	4,800	399,216
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	3,300	118,768
Zhaojin Mining Industry Co., Ltd. Class H	95,000	116,839
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	64,562
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	59,067
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	55,975
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	121,100
Zhejiang Expressway Co., Ltd. Class H	172,000	124,742
Zhejiang NHU Co., Ltd. Class A	11,700	51,595
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	112,442
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	103,042
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	83,220
Zhenro Properties Group, Ltd.	120,000	73,704
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(f)	41,400	207,494

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Zhongjin Gold Corp., Ltd. Class A	37,500	$ 55,941
Zhongsheng Group Holdings, Ltd.	51,500	323,963
Zhou Hei Ya International Holdings Co., Ltd. (f)	61,000	63,948
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	204,963
Zijin Mining Group Co., Ltd. Class A	106,600	97,620
Zijin Mining Group Co., Ltd. Class H	684,000	437,248
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A (b)	87,400	104,866
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	108,800	105,121
ZTE Corp. Class A	14,900	73,086
ZTE Corp. Class H	73,400	176,469
ZTO Express Cayman, Inc. ADR	41,300	1,235,696
		282,697,389
COLOMBIA — 0.1%
Bancolombia SA ADR	500	12,775
Bancolombia SA	26,261	165,428
Bancolombia SA Preference Shares	45,715	292,957
Cementos Argos SA	35,710	42,896
Corp. Financiera Colombiana SA (b)	8,653	59,717
Ecopetrol SA ADR (c)	700	6,888
Ecopetrol SA	462,200	227,242
Frontera Energy Corp.	6,300	10,046
Grupo Argos SA	29,927	90,068
Grupo de Inversiones Suramericana SA	24,789	132,616
Interconexion Electrica SA ESP	45,656	241,408
Millicom International Cellular SA SDR	10,056	303,998
		1,586,039
CYPRUS — 0.0% (a)
Cairo Mezz PLC (b)	19,828	1,672
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	15,240	287,908
Komercni banka A/S (b)	6,779	142,709
Moneta Money Bank A/S (f)	69,836	160,221
		590,838
DENMARK — 1.5%
ALK-Abello A/S (b)	530	174,322
Alm Brand A/S (b)	10,321	118,036
Ambu A/S Class B	16,693	470,224
Security Description	Shares	Value
AP Moller - Maersk A/S Class A	524	$ 767,285
AP Moller - Maersk A/S Class B	668	1,056,386
Bavarian Nordic A/S (b)	9,501	293,837
Carlsberg AS Class B	10,522	1,418,026
Chemometec A/S	1,244	88,356
Chr. Hansen Holding A/S	11,502	1,277,223
Coloplast A/S Class B	12,460	1,975,441
Danske Bank A/S (b)	75,931	1,027,398
Demant A/S (b)	11,770	369,245
Dfds A/S (b)	3,593	120,564
Drilling Co. of 1972 A/S (b)(c)	3,800	82,101
DSV Panalpina A/S	21,207	3,441,008
FLSmidth & Co. A/S (b)	5,396	153,292
Genmab A/S (b)	6,768	2,456,976
GN Store Nord A/S	13,078	985,587
H Lundbeck A/S	7,583	249,840
ISS A/S (b)	13,367	175,992
Jyske Bank A/S (b)	5,905	165,983
Matas A/S (b)	12,409	144,465
Netcompany Group A/S (b)(f)	3,736	309,953
Nilfisk Holding A/S (b)	3,415	41,079
NKT A/S (b)	3,679	109,883
NNIT A/S (f)	5,944	123,417
Novo Nordisk A/S Class B	175,882	12,190,038
Novozymes A/S Class B	21,259	1,336,631
Orsted A/S (f)	19,525	2,692,637
Pandora A/S	10,220	737,498
Per Aarsleff Holding A/S	2,547	106,881
Ringkjoebing Landbobank A/S	2,371	180,036
Rockwool International A/S Class B	777	298,232
Royal Unibrew A/S	5,041	519,758
Scandinavian Tobacco Group A/S Class A (f)	5,880	87,113
Schouw & Co. A/S	1,823	176,484
SimCorp A/S	4,137	542,893
Spar Nord Bank A/S (b)	10,370	77,481
Sydbank A/S (b)	6,778	106,298
Topdanmark A/S	3,632	175,866
Tryg A/S	10,908	343,527
Vestas Wind Systems A/S	20,233	3,270,891
Zealand Pharma A/S (b)	2,577	97,855
		40,536,038
EGYPT — 0.0% (a)
Centamin PLC	118,072	308,834
Commercial International Bank Egypt SAE	137,796	581,813
Eastern Co SAE	112,565	86,109
ElSewedy Electric Co.	69,110	30,082
		1,006,838

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F (b)	5,135	$ 330,270
FINLAND — 0.8%
Aktia Bank Oyj (b)	4,717	51,062
Cargotec Oyj Class B	3,763	128,954
Caverion Oyj (b)	6,815	48,628
Citycon Oyj (c)	6,474	50,985
Elisa Oyj	14,528	854,264
Finnair Oyj (b)(c)	99,297	44,783
Fortum Oyj	45,366	917,374
F-Secure Oyj (b)	14,547	57,402
Huhtamaki Oyj	9,906	488,280
Kemira Oyj	15,042	191,658
Kesko Oyj Class B	26,503	682,966
Kone Oyj Class B	34,941	3,068,465
Konecranes Oyj	5,741	179,337
Metsa Board Oyj	21,619	178,306
Musti Group Oyj (b)	2,193	53,373
Neles Oyj	10,362	140,154
Neste Oyj	44,033	2,319,161
Nokia Oyj (b)(e)	569,913	2,230,940
Nokia Oyj (b)(e)	12,368	48,607
Nokian Renkaat Oyj (c)	14,145	399,920
Nordea Bank Abp (b)	326,543	2,482,934
Nordea Bank Abp (b)	4,394	33,369
Orion Oyj Class B	10,056	455,681
Outokumpu Oyj (b)(c)	29,062	77,762
Outotec Oyj	57,664	401,905
Sampo Oyj Class A	48,112	1,905,699
Sanoma Oyj	6,693	85,706
Stora Enso Oyj Class R	59,421	930,221
TietoEVRY Oyj	9,417	260,400
Tokmanni Group Corp.	6,629	117,069
UPM-Kymmene Oyj	54,517	1,659,612
Uponor Oyj	8,507	148,664
Valmet Oyj	13,607	335,703
Wartsila OYJ Abp	45,330	356,043
YIT Oyj (c)	22,823	137,601
		21,522,988
FRANCE — 5.7%
AB Science SA (b)	2,718	39,956
ABC arbitrage	11,541	99,742
Accor SA (b)	19,524	546,571
Adevinta ASA (b)	24,487	419,518
Aeroports de Paris	3,037	301,337
Air France-KLM (b)(c)	17,448	60,121
Air Liquide SA	48,781	7,733,583
Airbus SE (b)	60,065	4,356,995
Akka Technologies (b)(c)	1,111	21,536
Albioma SA	2,408	125,235
ALD SA (f)	10,890	100,578
Alstom SA (b)	19,694	983,942
Alten SA (b)	2,626	248,814
Amundi SA (b)(f)	6,238	439,758
Security Description	Shares	Value
Arkema SA	6,828	$ 724,057
Atos SE (b)	10,038	806,752
Aubay	681	25,003
AXA SA	199,306	3,689,379
Beneteau SA	8,515	68,598
BioMerieux	4,231	662,393
BNP Paribas SA (b)	114,891	4,156,839
Bollore SA	103,643	386,115
Bonduelle SCA	1,324	30,687
Bouygues SA	23,283	804,713
Bureau Veritas SA (b)	30,005	676,468
Capgemini SE	16,948	2,174,722
Carmila SA REIT	4,324	39,246
Carrefour SA	67,633	1,080,898
Casino Guichard Perrachon SA (b)(c)	4,904	119,050
Cellectis SA (b)	6,927	128,505
CGG SA (b)	58,359	38,929
Chargeurs SA	4,682	91,838
Cie de Saint-Gobain (b)	54,064	2,264,974
Cie Generale des Etablissements Michelin SCA	17,822	1,913,475
Cie Plastic Omnium SA	5,376	142,080
CNP Assurances (b)	17,239	216,235
Coface SA (b)	8,251	57,723
Covivio REIT	4,729	332,122
Credit Agricole SA (b)	127,299	1,110,860
Cromwell European Real Estate Investment Trust	117,300	67,005
Danone SA	63,631	4,122,403
Dassault Aviation SA (b)	263	221,892
Dassault Systemes SE	13,684	2,553,626
DBV Technologies SA (b)(c)	3,450	12,420
Derichebourg SA	21,744	64,245
Devoteam SA (b)	452	51,448
Edenred	26,714	1,199,562
Eiffage SA (b)	8,648	705,925
Electricite de France SA	63,402	669,859
Elior Group SA (f)	8,872	41,199
Elis SA (b)	16,014	202,193
Engie SA (b)	190,890	2,551,397
Eramet SA (b)	843	21,282
EssilorLuxottica SA (b)	29,306	3,990,294
Eurazeo SE (b)	5,311	287,587
Eutelsat Communications SA	21,173	206,253
Faurecia SE (b)	6,867	296,049
FFP	451	38,290
Fnac Darty SA (b)	1,174	52,621
Gaztransport Et Technigaz SA	2,012	191,902
Gecina SA REIT	4,683	617,445
Genfit (b)(c)	3,337	19,048
Getlink SE (b)	44,943	608,915
Hermes International	3,267	2,814,194
ICADE REIT	2,766	155,007

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ID Logistics Group (b)	230	$ 49,714
Iliad SA	1,477	270,979
Imerys SA	2,415	89,786
Ingenico Group SA (b)	6,182	957,957
Innate Pharma SA (b)(c)	9,314	35,461
Interparfums SA (b)	1,283	65,747
Ipsen SA	3,887	406,393
IPSOS	5,617	140,450
JCDecaux SA (b)	7,931	137,136
Kaufman & Broad SA	1,893	75,205
Kering SA	7,807	5,179,600
Klepierre SA REIT (c)	17,909	250,733
Korian SA (b)	5,645	197,855
La Francaise des Jeux SAEM (f)	7,960	292,074
Lagardere SCA (b)(c)	4,745	117,267
Legrand SA	28,103	2,238,767
LISI (b)	1,713	34,068
LNA Sante SA	455	25,268
L'Oreal SA	25,934	8,441,115
LVMH Moet Hennessy Louis Vuitton SE	28,622	13,394,538
Maisons du Monde SA (b)(f)	4,452	66,896
Mercialys SA REIT	4,163	22,928
Mersen SA (b)	1,410	43,271
Metropole Television SA (b)	2,287	27,309
Natixis SA (b)	85,566	192,325
Nexans SA (b)	3,423	197,790
Nexity SA	5,241	159,410
Orange SA	207,561	2,162,233
Orpea (b)	4,990	567,045
Pernod Ricard SA	21,644	3,451,421
Peugeot SA (b)	60,074	1,089,595
Publicis Groupe SA	23,048	742,963
Quadient SA	3,126	42,340
Remy Cointreau SA	2,308	421,355
Renault SA (b)	19,634	509,410
Rexel SA (b)	22,007	275,972
Rubis SCA	8,528	341,491
Safran SA (b)	32,602	3,208,164
Sanofi	116,492	11,675,873
Sartorius Stedim Biotech	2,825	975,251
Schneider Electric SE	56,972	7,082,768
SCOR SE (b)	16,196	451,005
SEB SA	2,333	379,577
Societe BIC SA	2,422	126,966
Societe Generale SA (b)	82,807	1,099,361
Sodexo SA	9,037	644,302
SOITEC (b)	2,222	320,013
Sopra Steria Group (b)	1,726	273,667
SPIE SA (b)	12,511	224,249
Suez SA	35,300	652,351
Tarkett SA (b)	2,965	39,823
Teleperformance	6,187	1,907,790
Thales SA	10,883	815,796
TOTAL SE (c)	254,708	8,748,821
Security Description	Shares	Value
Trigano SA	816	$ 126,031
Ubisoft Entertainment SA (b)	9,288	837,252
Unibail-Rodamco-Westfield (c)	34,100	60,566
Unibail-Rodamco-Westfield REIT (c)	12,429	458,457
Valeo SA	23,389	718,356
Vallourec SA (b)(c)	715	14,177
Veolia Environnement SA	59,039	1,274,048
Verallia SASU (f)	3,512	93,314
Vicat SA	1,828	61,200
Vilmorin & Cie SA	622	36,396
Vinci SA	52,632	4,398,499
Virbac SA (b)	319	73,917
Vivendi SA	86,152	2,406,539
Wendel SE	2,944	267,100
Worldline SA (b)(f)	15,060	1,233,372
		152,380,276
GERMANY — 5.5%
Aareal Bank AG (b)	7,346	147,926
Adidas AG (b)	19,619	6,336,883
ADO Properties SA (b)(f)	8,987	248,698
ADVA Optical Networking SE (b)	10,788	76,400
AIXTRON SE (b)	11,637	140,431
Allianz SE	42,988	8,252,085
alstria office REIT-AG	16,470	229,059
Amadeus Fire AG (b)	685	84,993
Aroundtown SA (b)	118,739	596,154
AURELIUS Equity Opportunities SE & Co. KGaA (b)	1,948	31,609
Aurubis AG	3,474	236,377
BASF SE	94,645	5,764,492
Basler AG	379	22,391
Bayer AG	101,234	6,246,568
Bayerische Motoren Werke AG	34,388	2,496,209
Bayerische Motoren Werke AG Preference Shares	5,860	320,317
BayWa AG	2,500	82,271
Bechtle AG	3,030	613,205
Beiersdorf AG	11,021	1,251,509
Bertrandt AG	1,559	59,050
bet-at-home.com AG	1,390	57,890
Bilfinger SE	1,869	34,088
Borussia Dortmund GmbH & Co. KGaA	6,662	39,956
Brenntag AG	15,781	1,003,557
CANCOM SE	3,937	203,391
Carl Zeiss Meditec AG	4,147	523,858
CECONOMY AG (b)	13,285	65,295
Cewe Stiftung & Co. KGaA (b)	785	86,070
Commerzbank AG (b)	102,335	503,343

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CompuGroup Medical SE & Co. KgaA	2,805	$ 259,606
Continental AG	11,236	1,217,835
Corestate Capital Holding SA (b)	2,251	44,135
Covestro AG (f)	17,757	880,721
CropEnergies AG	4,161	72,313
CTS Eventim AG & Co. KGaA (b)	5,935	286,906
Daimler AG	88,193	4,758,392
Datagroup SE	430	22,447
Delivery Hero SE (b)(f)	13,194	1,514,129
Dermapharm Holding SE	1,218	65,130
Deutsche Bank AG (b)	206,163	1,738,129
Deutsche Beteiligungs AG	1,870	67,979
Deutsche Boerse AG	19,579	3,433,181
Deutsche EuroShop AG (b)	3,832	47,532
Deutsche Lufthansa AG (b)(c)	30,797	266,802
Deutsche Pfandbriefbank AG (b)(f)	12,164	80,660
Deutsche Post AG	101,933	4,626,059
Deutsche Telekom AG	343,452	5,719,465
Deutsche Wohnen SE	34,911	1,745,124
Deutz AG (b)	12,501	72,505
DIC Asset AG	5,992	71,936
Draegerwerk AG & Co. KGaA (b)	314	23,156
Draegerwerk AG & Co. KGaA Preference Shares (b)	947	82,360
Duerr AG	4,695	143,663
E.ON SE	231,808	2,555,520
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,588	81,265
Elmos Semiconductor SE	932	22,709
ElringKlinger AG (b)	2,938	22,679
Encavis AG	9,179	179,762
Evonik Industries AG	20,987	543,004
Evotec SE (b)	12,890	339,894
Flatex AG (b)	2,461	123,083
Fraport AG Frankfurt Airport Services Worldwide (b)	4,505	177,399
Freenet AG	13,196	266,642
Fresenius Medical Care AG & Co. KGaA	21,768	1,840,510
Fresenius SE & Co. KGaA	43,862	1,994,934
Fuchs Petrolub SE Preference Shares	7,099	361,016
GEA Group AG	15,758	552,226
Gerresheimer AG	3,436	384,590
Grand City Properties SA	11,055	267,013
GRENKE AG (c)	2,516	93,055
Hamborner REIT AG (b)	12,734	130,088
Hamburger Hafen und Logistik AG	2,218	38,719
Hannover Rueck SE	6,159	953,643
HeidelbergCement AG	15,200	928,968
Security Description	Shares	Value
HelloFresh SE (b)	14,412	$ 801,067
Henkel AG & Co. KGaA Preference Shares	18,774	1,963,842
Henkel AG & Co. KGaA	10,614	992,877
HOCHTIEF AG	2,491	193,408
Hornbach Baumarkt AG	819	43,506
Hornbach Holding AG & Co. KGaA	1,214	141,790
HUGO BOSS AG	6,469	161,725
Hypoport AG (b)	368	230,559
Indus Holding AG	1,771	58,253
Infineon Technologies AG	128,902	3,633,825
Jenoptik AG	5,308	142,347
JOST Werke AG (b)(f)	3,047	122,913
Jungheinrich AG Preference Shares	4,946	170,308
K+S AG	17,314	119,189
KION Group AG	6,763	577,586
Kloeckner & Co. SE (b)	12,637	80,567
Knorr-Bremse AG	7,409	872,644
Koenig & Bauer AG (b)	1,881	42,360
Krones AG	2,176	134,588
KWS SAA t SE & Co. KGaA	1,045	88,230
LANXESS AG	8,561	489,912
LEG Immobilien AG	7,111	1,013,767
LPKF Laser & Electronics AG	2,502	66,256
Merck KGaA	13,663	1,992,302
METRO AG	18,554	184,808
MLP SE	12,808	86,320
MorphoSys AG (b)	3,359	425,119
MTU Aero Engines AG	5,898	977,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,437	3,670,763
Nemetschek SE	5,951	435,041
New Work SE (b)	256	78,202
Nordex SE (b)	6,238	80,585
Norma Group SE	2,753	85,550
OHB SE (b)	540	24,347
OSRAM Licht AG (b)	3,992	238,031
PATRIZIA AG	4,758	129,314
Pfeiffer Vacuum Technology AG	515	106,817
PNE AG	3,945	24,855
Porsche Automobil Holding SE Preference Shares (b)	15,641	930,673
ProSiebenSat.1 Media SE (b)	21,077	276,265
Puma SE (b)	8,473	761,811
Rational AG	410	321,646
Rheinmetall AG	4,489	402,678
Rocket Internet SE (b)(f)	7,072	154,887
RWE AG	66,484	2,490,209
Salzgitter AG (b)	3,534	58,332
SAP SE	107,603	16,758,603
Sartorius AG Preference Shares	3,633	1,489,328
Scout24 AG (f)	10,990	958,789

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SGL Carbon SE (b)	6,303	$ 23,091
Siemens AG	78,830	9,957,064
Siemens Energy AG (b)	39,069	1,053,729
Siemens Healthineers AG (f)	27,693	1,243,308
Siltronic AG	2,164	193,909
Sirius Real Estate, Ltd.	127,528	119,906
Sixt Leasing SE	5,269	92,803
Sixt SE (b)	1,408	126,908
Sixt SE Preference Shares	2,921	156,659
SMA Solar Technology AG (b)	2,210	98,946
Software AG	5,291	261,085
Softwareone Holding AG	8,988	251,096
Stabilus SA	2,256	132,088
STO SE & Co. KGaA Preference Shares	608	80,851
STRATEC SE	869	126,279
Stroeer SE & Co. KGaA (b)	2,915	226,471
Suedzucker AG	6,464	125,055
Symrise AG	13,597	1,878,373
TAG Immobilien AG	14,964	451,299
Takkt AG (b)	5,349	66,739
TeamViewer AG (b)(f)	12,501	616,653
Telefonica Deutschland Holding AG	106,340	271,825
Thyssenkrupp AG (b)	41,697	209,843
TUI AG (c)	34,483	129,656
Uniper SE	20,559	663,740
United Internet AG	10,995	420,552
Varta AG (b)(c)	1,874	261,551
VERBIO Vereinigte BioEnergie AG	7,261	158,510
Volkswagen AG (b)	3,719	650,134
Volkswagen AG Preference Shares (b)	19,039	3,064,111
Vonovia SE	53,085	3,639,755
Vossloh AG (b)	1,786	70,614
Wacker Chemie AG	1,482	143,847
Wacker Neuson SE (b)	5,915	120,386
Washtec AG (b)	1,430	62,022
Wuestenrot & Wuerttembergische AG	2,120	35,500
Zalando SE (b)(f)	15,498	1,448,223
zooplus AG (b)	679	126,282
		148,894,499
GHANA — 0.0% (a)
Tullow Oil PLC (c)	111,829	21,922
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	29,480
Alpha Bank AE (b)	126,379	76,429
Eurobank Ergasias Services and Holdings SA Class A (b)	237,936	104,687
FF Group (d)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	71,057
Security Description	Shares	Value
Hellenic Exchanges - Athens Stock Exchange SA	14,327	$ 47,434
Hellenic Telecommunications Organization SA	20,338	292,963
Holding Co. ADMIE IPTO SA	31,100	85,660
JUMBO SA	9,840	172,311
LAMDA Development SA (b)	12,062	78,043
Motor Oil Hellas Corinth Refineries SA	5,457	64,282
Mytilineos SA	11,055	118,463
National Bank of Greece SA (b)	54,691	68,545
OPAP SA	18,404	174,553
Piraeus Bank SA (b)	26,546	32,804
Public Power Corp. SA (b)	11,042	66,042
Terna Energy SA	8,992	120,207
		1,602,960
HONG KONG — 2.2%
AIA Group, Ltd.	1,235,000	12,276,095
Alibaba Pictures Group, Ltd. (b)(c)	1,680,000	250,767
Apollo Future Mobility Group, Ltd. (b)(c)	1,040,000	57,210
ASM Pacific Technology, Ltd.	27,600	282,547
Bank of East Asia, Ltd.	126,340	233,233
Bosideng International Holdings, Ltd.	324,000	101,086
Cafe de Coral Holdings, Ltd.	26,000	54,926
Champion REIT	192,000	95,527
China Gas Holdings, Ltd.	266,600	762,934
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	76,000	69,847
China Huishan Dairy Holdings Co., Ltd. (b)(d)	66,000	—
China Mobile, Ltd.	622,500	3,996,030
China Resources Cement Holdings, Ltd.	276,000	379,434
China Resources Land, Ltd.	343,333	1,565,892
China State Construction International Holdings, Ltd.	230,750	151,369
China Water Affairs Group, Ltd.	126,000	99,254
China Youzan, Ltd. (b)	1,408,000	297,027
Chow Sang Sang Holdings International, Ltd.	60,000	64,595
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	57,938
CK Asset Holdings, Ltd.	278,024	1,366,144
CK Hutchison Holdings, Ltd.	275,524	1,669,618
CK Infrastructure Holdings, Ltd.	67,500	316,766
CLP Holdings, Ltd.	167,500	1,564,000
Comba Telecom Systems Holdings, Ltd. (c)	134,000	47,840
Dah Sing Banking Group, Ltd.	38,000	33,033

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Dah Sing Financial Holdings, Ltd.	13,200	$ 31,859
Dairy Farm International Holdings, Ltd.	30,600	115,655
Digital China Holdings, Ltd.	68,000	56,498
Fairwood Holdings, Ltd. (c)	25,500	59,889
Far East Consortium International, Ltd.	108,000	30,385
First Pacific Co., Ltd.	386,000	104,930
Fortune Real Estate Investment Trust	216,000	181,847
GCL-Poly Energy Holdings, Ltd. (b)(c)	1,419,000	60,006
Glory Sun Financial Group, Ltd. (b)(c)	4,116,000	186,557
Guotai Junan International Holdings, Ltd.	261,000	34,978
Haier Electronics Group Co., Ltd.	117,000	425,359
Haitong International Securities Group, Ltd. (c)	379,000	91,276
Hang Lung Group, Ltd.	83,000	189,662
Hang Lung Properties, Ltd.	203,000	517,362
Hang Seng Bank, Ltd.	83,200	1,232,598
Henderson Land Development Co., Ltd.	148,466	551,276
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	246,664	255,020
HKBN, Ltd.	64,000	122,136
HKT Trust & HKT, Ltd. Stapled Security	387,000	513,671
Hong Kong & China Gas Co., Ltd.	1,089,430	1,581,904
Hong Kong Exchanges & Clearing, Ltd.	123,061	5,792,946
Hong Kong Television Network, Ltd. (b)(c)	127,000	180,628
Hongkong & Shanghai Hotels Ltd	37,473	29,067
Hongkong Land Holdings, Ltd.	115,800	431,428
Huabao International Holdings, Ltd. (c)	73,000	66,340
Hutchison China MediTech, Ltd. ADR (b)	6,400	206,720
Hutchison Port Holdings Trust Stapled Security	472,800	78,053
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	53,388
Hysan Development Co., Ltd.	67,000	201,498
Jardine Matheson Holdings, Ltd.	22,500	894,411
Jardine Strategic Holdings, Ltd.	22,600	448,086
Jiayuan International Group, Ltd.	111,815	46,602
Security Description	Shares	Value
Johnson Electric Holdings, Ltd.	52,500	$ 114,408
K Wah International Holdings, Ltd.	113,000	54,624
Kerry Properties, Ltd.	75,500	194,175
Kingboard Holdings, Ltd.	88,000	291,140
Kingboard Laminates Holdings, Ltd.	114,000	157,788
Lee & Man Paper Manufacturing, Ltd.	156,000	113,509
Lifestyle International Holdings, Ltd. (b)	41,000	33,587
Link REIT	210,200	1,722,471
Luk Fook Holdings International, Ltd.	35,000	84,858
Man Wah Holdings, Ltd.	143,200	191,796
Mandarin Oriental International, Ltd. (b)	28,600	51,534
Melco International Development, Ltd.	62,000	109,254
Melco Resorts & Entertainment, Ltd. ADR	20,230	336,830
MTR Corp., Ltd.	157,381	781,073
NetDragon Websoft Holdings, Ltd.	19,000	41,624
New World Development Co., Ltd.	147,581	720,452
Nine Dragons Paper Holdings, Ltd.	191,000	241,146
Nissin Foods Co., Ltd.	76,000	79,661
NWS Holdings, Ltd.	158,968	121,421
Pacific Basin Shipping, Ltd.	439,000	67,629
Pacific Century Premium Developments, Ltd. (b)	48,816	12,873
Pacific Textiles Holdings, Ltd.	85,000	39,667
PCCW, Ltd.	452,000	270,398
Pou Sheng International Holdings, Ltd. (b)	219,000	55,678
Power Assets Holdings, Ltd.	141,500	745,817
Prosperity REIT	191,000	56,437
Shanghai Industrial Holdings, Ltd.	53,000	70,908
Shangri-La Asia, Ltd. (b)	76,000	62,314
Shenzhen International Holdings, Ltd.	118,746	189,456
Shimao Group Holdings, Ltd.	126,500	527,754
Shun Tak Holdings, Ltd.	122,000	39,307
Sino Biopharmaceutical, Ltd.	1,128,000	1,235,217
Sino Land Co., Ltd.	322,965	378,099
SSY Group, Ltd.	204,000	116,355
Sun Hung Kai Properties, Ltd.	144,000	1,855,671
SUNeVision Holdings, Ltd.	63,000	51,644
Sunlight Real Estate Investment Trust	122,000	54,900
Swire Pacific, Ltd. Class A	51,000	246,917
Swire Properties, Ltd.	119,800	317,422

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	140,500	$ 1,868,057
Television Broadcasts, Ltd.	29,700	25,829
United Laboratories International Holdings, Ltd.	60,000	62,054
Value Partners Group, Ltd.	187,000	80,256
Vinda International Holdings, Ltd.	38,000	125,196
Vitasoy International Holdings, Ltd. (c)	74,000	288,563
VTech Holdings, Ltd.	15,300	95,435
WH Group, Ltd. (f)	978,000	797,766
Wharf Holdings, Ltd.	247,000	495,380
Wharf Real Estate Investment Co., Ltd.	205,000	840,312
Xinyi Glass Holdings, Ltd.	184,000	372,129
Yue Yuen Industrial Holdings, Ltd.	56,500	91,570
Yuexiu Property Co., Ltd.	714,000	140,165
Yuexiu Real Estate Investment Trust	123,000	57,474
Yuexiu Transport Infrastructure, Ltd.	84,000	48,979
		57,790,126
HUNGARY — 0.0% (a)
Magyar Telekom Telecommunications PLC	59,891	70,094
MOL Hungarian Oil & Gas PLC (b)	40,674	221,614
OTP Bank Nyrt (b)	21,242	639,994
Richter Gedeon Nyrt	13,084	276,455
		1,208,157
INDIA — 2.3%
Aarti Industries, Ltd.	3,883	53,474
Aavas Financiers, Ltd. (b)	1,169	22,749
Adani Enterprises, Ltd.	33,658	136,545
Adani Ports & Special Economic Zone, Ltd.	50,750	236,308
Adani Power, Ltd. (b)	82,554	41,390
AIA Engineering, Ltd.	3,825	96,048
Alembic Pharmaceuticals, Ltd.	4,179	53,248
Ambuja Cements, Ltd.	97,798	287,876
Apollo Hospitals Enterprise, Ltd.	12,311	358,774
Arvind Fashions, Ltd. (b)	7,355	12,328
Ashok Leyland, Ltd.	96,463	98,048
Asian Paints, Ltd.	33,046	890,408
Astral Poly Technik, Ltd.	7,155	119,202
AstraZeneca Pharma India, Ltd.	1,288	75,407
Atul, Ltd.	1,482	123,154
AU Small Finance Bank, Ltd. (b)(f)	13,987	123,793
Aurobindo Pharma, Ltd.	36,454	394,753
Security Description	Shares	Value
Avenue Supermarts, Ltd. (b)(f)	14,323	$ 428,201
Axis Bank, Ltd. (b)	229,541	1,328,439
Bajaj Auto, Ltd.	7,793	304,643
Bajaj Electricals, Ltd. (b)	14,427	98,826
Bajaj Finance, Ltd.	20,007	896,353
Bajaj Finserv, Ltd.	3,547	282,870
Balkrishna Industries, Ltd.	7,352	147,439
Balrampur Chini Mills, Ltd.	31,845	67,293
Bandhan Bank, Ltd. (b)(f)	76,766	286,629
BASF India, Ltd.	5,048	103,778
Bata India, Ltd.	2,849	51,099
Bayer CropScience, Ltd.	1,002	79,974
Berger Paints India, Ltd.	33,671	266,833
Bharat Forge, Ltd.	16,336	99,436
Bharat Petroleum Corp., Ltd.	66,472	318,142
Bharti Airtel, Ltd.	227,983	1,303,501
Bharti Infratel, Ltd.	17,640	42,012
Biocon, Ltd. (b)	26,500	160,784
Blue Dart Express, Ltd. (b)	2,241	97,128
Blue Star, Ltd.	6,804	59,245
Bosch, Ltd.	698	130,073
Britannia Industries, Ltd.	5,514	284,575
Can Fin Homes, Ltd.	1,361	7,705
Carborundum Universal, Ltd.	16,876	61,876
CESC, Ltd.	14,732	122,670
Cholamandalam Investment and Finance Co., Ltd.	42,942	145,690
Cipla, Ltd.	42,779	449,559
City Union Bank, Ltd.	9,416	17,875
Coal India, Ltd.	124,991	197,270
Coforge, Ltd.	4,514	142,387
Colgate-Palmolive India, Ltd.	6,062	117,969
Container Corp. Of India, Ltd.	18,212	90,846
Coromandel International, Ltd.	6,490	68,054
Crompton Greaves Consumer Electricals, Ltd. (b)	43,446	172,356
Dabur India, Ltd.	47,756	331,029
DCB Bank, Ltd. (b)	34,567	36,834
Divi's Laboratories, Ltd.	7,572	313,486
DLF, Ltd.	51,417	106,823
Dr Lal PathLabs, Ltd. (f)	2,694	68,805
Dr Reddy's Laboratories, Ltd.	12,803	896,629
Edelweiss Financial Services, Ltd. (b)	58,647	47,150
Eicher Motors, Ltd.	12,420	370,816
EID Parry India, Ltd. (b)	2,695	10,369
Emami, Ltd.	26,541	126,540
Escorts, Ltd.	5,547	99,547
FDC, Ltd.	15,589	75,381
Federal Bank, Ltd. (b)	146,800	97,167
Finolex Industries, Ltd.	9,992	68,178
Fortis Healthcare, Ltd. (b)	45,663	83,820
GAIL India, Ltd.	130,252	153,911
GAIL India, Ltd. GDR	1,422	10,039

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Galaxy Surfactants, Ltd.	4,286	$ 110,269
Gillette India, Ltd.	1,677	121,659
Glenmark Pharmaceuticals, Ltd.	13,064	85,642
Godrej Consumer Products, Ltd.	37,767	372,481
Godrej Properties, Ltd. (b)	4,954	58,014
Granules India, Ltd.	7,280	37,983
Grasim Industries, Ltd.	30,235	306,042
Gujarat Gas, Ltd.	15,258	63,970
Gulf Oil Lubricants India, Ltd.	3,534	31,353
Havells India, Ltd.	33,992	312,656
HCL Technologies, Ltd.	108,692	1,198,340
HDFC Asset Management Co., Ltd. (f)	3,753	115,900
HDFC Life Insurance Co., Ltd. (b)(f)	65,155	494,625
HeidelbergCement India, Ltd.	37,912	95,970
Hero MotoCorp, Ltd.	10,709	457,097
Hexaware Technologies, Ltd.	24,451	155,076
Hindalco Industries, Ltd.	105,540	252,180
Hindustan Petroleum Corp., Ltd.	57,590	140,974
Hindustan Unilever, Ltd.	83,996	2,360,514
Housing Development Finance Corp., Ltd.	167,000	3,958,351
ICICI Bank, Ltd. ADR (b)	50,924	500,583
ICICI Bank, Ltd. (b)	423,214	2,046,344
ICICI Lombard General Insurance Co., Ltd. (f)	18,887	332,637
ICICI Prudential Life Insurance Co., Ltd. (f)	24,200	138,463
IDFC First Bank, Ltd. (b)	188,111	76,625
IIFL Finance, Ltd.	39,096	42,288
Indiabulls Housing Finance, Ltd.	26,026	55,974
Indiabulls Ventures, Ltd.	21,764	74,203
Indian Hotels Co., Ltd.	45,062	58,178
Indian Oil Corp., Ltd.	173,890	174,332
Indraprastha Gas, Ltd.	19,502	102,720
Info Edge India, Ltd.	5,735	283,150
Infosys, Ltd. ADR	70,069	967,653
Infosys, Ltd.	275,467	3,787,712
Inox Leisure, Ltd.	20,361	74,845
InterGlobe Aviation, Ltd. (b)(f)	8,111	136,863
ITC, Ltd.	308,350	720,358
Jindal Steel & Power, Ltd. (b)	42,048	107,333
JK Cement, Ltd.	4,955	101,354
JSW Steel, Ltd.	78,136	295,663
Jubilant Foodworks, Ltd.	6,372	201,757
Jubilant Life Sciences, Ltd.	6,773	67,307
Kajaria Ceramics, Ltd.	12,979	97,716
Karur Vysya Bank, Ltd. (b)	19,609	8,696
Kaveri Seed Co., Ltd.	10,556	76,264
KEI Industries, Ltd.	9,323	44,180
Lakshmi Machine Works, Ltd.	1,452	69,339
Larsen & Toubro, Ltd. GDR	2,055	25,618
Security Description	Shares	Value
Larsen & Toubro, Ltd.	46,700	$ 572,635
Laurus Labs, Ltd. (f)	24,755	96,758
LIC Housing Finance, Ltd.	27,542	103,579
Lupin, Ltd.	24,227	331,246
Mahanagar Gas, Ltd.	3,649	41,187
Mahindra & Mahindra Financial Services, Ltd. (b)	54,532	91,648
Mahindra & Mahindra, Ltd. GDR	3,302	26,917
Mahindra & Mahindra, Ltd.	70,227	580,616
Manappuram Finance, Ltd.	37,333	80,131
Marico, Ltd.	62,219	306,470
Maruti Suzuki India, Ltd.	12,342	1,131,468
Max Financial Services, Ltd. (b)	15,780	131,319
Mindtree, Ltd.	3,800	69,059
Motherson Sumi Systems, Ltd.	82,206	128,669
Mphasis, Ltd.	6,599	124,028
Multi Commodity Exchange of India, Ltd.	5,986	140,349
Natco Pharma, Ltd.	7,601	98,177
NESCO, Ltd.	5,149	37,708
Nestle India, Ltd.	2,149	463,772
NTPC, Ltd.	245,225	283,726
Oil & Natural Gas Corp., Ltd.	232,372	218,657
Orient Electric, Ltd.	13,712	33,849
Page Industries, Ltd.	490	141,902
Persistent Systems, Ltd.	8,644	157,333
Petronet LNG, Ltd.	45,619	136,683
Phoenix Mills, Ltd.	8,044	63,753
PI Industries, Ltd.	5,742	153,605
Pidilite Industries, Ltd.	10,715	208,542
Piramal Enterprises, Ltd.	8,320	141,780
Power Grid Corp. of India, Ltd.	171,125	377,402
Prestige Estates Projects, Ltd.	13,088	44,762
Procter & Gamble Health, Ltd. (b)	760	51,675
PVR, Ltd.	4,230	69,450
Rajesh Exports, Ltd.	10,314	62,592
Rallis India, Ltd.	37,687	146,135
Ramco Cements Ltd	13,546	138,481
RBL Bank, Ltd. (f)	36,130	83,683
REC, Ltd.	54,149	72,964
Redington India, Ltd.	45,228	72,672
Reliance Industries, Ltd. GDR (f)	10,202	619,576
Reliance Industries, Ltd.	264,974	8,036,104
Reliance Industries, Ltd. GDR (f)	3,000	182,400
Rhi Magnesita NV	1,998	65,377
Sanofi India, Ltd.	510	59,853
SBI Life Insurance Co., Ltd. (b)(f)	36,943	406,542
Shree Cement, Ltd.	804	221,510

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Shriram Transport Finance Co., Ltd.	15,542	$ 131,185
Siemens, Ltd.	6,614	113,550
Sobha, Ltd.	12,486	37,850
Spandana Sphoorty Financial, Ltd. (b)	5,000	34,743
SpiceJet, Ltd. (b)	6,570	4,314
SRF, Ltd.	1,281	71,925
State Bank of India (b)	182,304	460,144
State Bank of India GDR (b)	1,020	25,908
Strides Pharma Science, Ltd.	5,713	55,736
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	20,053
Sun Pharmaceutical Industries, Ltd.	84,827	576,835
Sundaram Finance, Ltd.	3,454	60,980
Sunteck Realty, Ltd.	14,806	55,327
Supreme Industries, Ltd.	3,520	67,075
Symphony, Ltd.	3,877	50,021
Tata Communications, Ltd.	6,812	78,554
Tata Consultancy Services, Ltd.	91,986	3,112,109
Tata Consumer Products, Ltd.	40,179	272,593
Tata Motors, Ltd. ADR (b)(c)	1,078	9,799
Tata Motors, Ltd. (b)	143,863	261,019
Tata Power Co., Ltd.	115,538	83,774
Tata Steel, Ltd.	25,361	124,292
Tata Steel, Ltd. GDR	1,300	6,311
TeamLease Services, Ltd. (b)	1,645	49,022
Tech Mahindra, Ltd.	54,592	587,548
Timken India, Ltd.	6,375	95,978
Titan Co., Ltd.	31,142	508,359
Torrent Pharmaceuticals, Ltd.	4,600	174,804
Torrent Power, Ltd.	10,653	45,324
Tube Investments of India, Ltd.	9,555	78,355
TV18 Broadcast, Ltd. (b)	322,994	125,938
Ujjivan Financial Services, Ltd.	1,086	3,136
UltraTech Cement, Ltd.	11,784	648,723
United Spirits, Ltd. (b)	25,960	181,701
UPL, Ltd.	50,727	346,952
Varun Beverages, Ltd.	5,485	52,035
Vedanta, Ltd.	166,866	311,261
Vedanta, Ltd. ADR	1,433	10,590
Vinati Organics, Ltd.	4,690	85,244
V-Mart Retail, Ltd. (b)	2,562	68,900
Vodafone Idea, Ltd. (b)	693,861	90,054
Voltas, Ltd.	9,215	85,275
Wipro, Ltd. ADR	7,834	36,820
Wipro, Ltd.	108,008	459,636
Wockhardt, Ltd. (b)	5,297	21,203
Yes Bank, Ltd. (b)	122,251	22,038
Security Description	Shares	Value
Zee Entertainment Enterprises, Ltd.	115,040	$ 327,006
		62,785,553
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT	1,445,300	155,087
Adaro Energy Tbk PT	1,258,000	96,622
AKR Corporindo Tbk PT	605,200	104,116
Aneka Tambang Tbk	2,322,500	110,802
Astra Agro Lestari Tbk PT	154,200	106,002
Astra International Tbk PT	2,124,900	639,788
Bank BTPN Syariah Tbk PT	170,800	37,822
Bank Central Asia Tbk PT	1,084,800	1,980,200
Bank Mandiri Persero Tbk PT	1,876,600	627,583
Bank Negara Indonesia Persero Tbk PT	1,007,600	302,252
Bank Rakyat Indonesia Persero Tbk PT	6,036,300	1,238,372
Bank Tabungan Negara Persero Tbk PT	370,200	30,083
Barito Pacific Tbk PT (b)	2,421,300	129,434
Bukit Asam Tbk PT	469,600	62,640
Bumi Serpong Damai Tbk PT (b)	1,332,000	66,378
Charoen Pokphand Indonesia Tbk PT	936,200	358,363
Ciputra Development Tbk PT	929,100	40,522
Gudang Garam Tbk PT (b)	43,700	117,749
Hanjaya Mandala Sampoerna Tbk PT	833,400	78,824
Indah Kiat Pulp & Paper Corp. Tbk PT	403,700	245,048
Indocement Tunggal Prakarsa Tbk PT	146,800	102,849
Indofood CBP Sukses Makmur Tbk PT	220,400	149,389
Indofood Sukses Makmur Tbk PT	409,500	197,504
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,066,100	103,618
Japfa Comfeed Indonesia Tbk PT	1,478,400	110,401
Jasa Marga Persero Tbk PT	150,175	36,656
Kalbe Farma Tbk PT	1,941,600	202,868
Lippo Karawaci Tbk PT (b)	12,717,700	101,850
Matahari Department Store Tbk PT (b)	260,400	17,220
Media Nusantara Citra Tbk PT (b)	419,700	20,406
Mitra Adiperkasa Tbk PT (b)	2,793,900	107,446
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	54,488
Pacific Strategic Financial Tbk PT (b)	1,897,100	108,233
Pakuwon Jati Tbk PT (b)	1,357,000	32,483
Perusahaan Gas Negara Tbk PT	2,224,000	139,144

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Semen Indonesia Persero Tbk PT	425,300	$ 263,116
Summarecon Agung Tbk PT (b)	864,100	32,390
Surya Citra Media Tbk PT	511,200	42,081
Telekomunikasi Indonesia Persero Tbk PT	5,471,700	944,764
Tower Bersama Infrastructure Tbk PT	785,500	70,732
Unilever Indonesia Tbk PT	744,500	406,246
United Tractors Tbk PT	219,300	336,940
Wijaya Karya Persero Tbk PT	1,310,600	96,936
XL Axiata Tbk PT	213,000	29,209
		10,234,656
IRELAND — 0.5%
AerCap Holdings NV (b)	12,223	307,897
AIB Group PLC (b)	54,869	56,298
Bank of Ireland Group PLC (b)	73,987	137,192
C&C Group PLC	16,149	40,915
COSMO Pharmaceuticals NV (b)(c)	890	84,950
CRH PLC	80,627	2,924,142
Flutter Entertainment PLC (b)	8,376	1,329,568
Flutter Entertainment PLC (b)	6,425	1,013,998
Glanbia PLC	14,863	153,491
Greencore Group PLC	38,062	48,257
Hibernia REIT PLC	81,189	94,848
James Hardie Industries PLC	45,411	1,089,343
Kerry Group PLC Class A	16,612	2,128,121
Keywords Studios PLC	7,003	197,004
Kingspan Group PLC (b)	16,642	1,514,785
Smurfit Kappa Group PLC	25,820	1,013,297
UDG Healthcare PLC	22,621	225,438
		12,359,544
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (b)	2,220	53,922
Airport City, Ltd. (b)	6,576	68,768
Alony Hetz Properties & Investments, Ltd.	22,632	222,771
Amot Investments, Ltd.	20,335	93,078
Ashtrom Group, Ltd.	6,844	80,841
AudioCodes, Ltd.	2,032	64,531
Azrieli Group, Ltd.	3,569	159,591
Bank Hapoalim BM	130,236	696,944
Bank Leumi Le-Israel BM	165,581	730,099
Bayside Land Corp.	107	61,916
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	278,833	323,637
Big Shopping Centers, Ltd.	1,641	122,173
Blue Square Real Estate, Ltd.	992	38,273
Caesarstone, Ltd.	2,900	28,420
Check Point Software Technologies, Ltd. (b)	11,710	1,409,181
Security Description	Shares	Value
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	$ 132,461
Compugen, Ltd. (b)(c)	8,100	131,625
Elbit Systems, Ltd.	2,428	295,192
Elco, Ltd.	2,531	95,508
Electra, Ltd.	174	78,601
Energix-Renewable Energies, Ltd. (b)	29,187	116,258
Enlight Renewable Energy, Ltd. (b)	123,244	219,850
Equital, Ltd. (b)	2,112	38,102
FIBI Holdings, Ltd.	1,612	36,849
First International Bank Of Israel, Ltd.	4,456	92,634
Fiverr International, Ltd. (b)	1,100	152,878
Formula Systems 1985, Ltd.	1,091	92,546
Gazit-Globe, Ltd.	12,106	48,986
Gilat Satellite Networks, Ltd. (b)	8,589	48,159
Harel Insurance Investments & Financial Services, Ltd. (b)	14,865	93,132
Hilan, Ltd.	1,722	75,339
ICL Group, Ltd.	93,586	331,214
Isracard, Ltd.	49,413	122,727
Israel Corp., Ltd. (b)	350	37,470
Israel Discount Bank, Ltd. Class A	105,844	285,986
Ituran Location and Control, Ltd.	2,300	32,016
Kornit Digital, Ltd. (b)	4,200	272,454
Matrix IT, Ltd.	4,080	96,091
Maytronics, Ltd.	9,751	150,192
Mega Or Holdings, Ltd.	2,173	52,568
Mehadrin, Ltd. (b)	0	10
Melisron, Ltd.	2,227	71,964
Mivne Real Estate KD, Ltd.	61,556	114,871
Mizrahi Tefahot Bank, Ltd.	18,647	331,279
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	47,831
Nice, Ltd. (b)	6,680	1,516,910
Norstar Holdings, Inc.	3,895	17,080
Nova Measuring Instruments, Ltd. (b)	2,278	119,820
Oil Refineries, Ltd.	162,289	28,962
OPC Energy, Ltd.	13,656	124,407
Partner Communications Co., Ltd. (b)	17,416	68,283
Paz Oil Co., Ltd.	926	72,770
Phoenix Holdings, Ltd. (b)	13,973	64,945
Plus500, Ltd.	10,246	207,508
Property & Building Corp., Ltd.	682	46,840
Radware, Ltd. (b)	4,000	96,960
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	101,981

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Reit 1, Ltd.	26,757	$ 98,524
Sapiens International Corp. NV	3,605	112,534
Shapir Engineering and Industry, Ltd. (b)	13,487	90,420
Shikun & Binui, Ltd. (b)	18,876	84,786
Shufersal, Ltd.	16,242	127,194
Strauss Group, Ltd.	4,796	137,892
Summit Real Estate Holdings, Ltd.	5,965	51,731
Teva Pharmaceutical Industries, Ltd. ADR (b)	92,253	831,200
Teva Pharmaceutical Industries, Ltd. (b)	19,463	176,322
Tower Semiconductor, Ltd. (b)	9,194	170,983
UroGen Pharma, Ltd. (b)(c)	2,000	38,580
Wix.com, Ltd. (b)	5,500	1,401,675
		13,637,245
ITALY — 1.3%
A2A SpA	121,134	175,979
ACEA SpA	4,921	103,515
Amplifon SpA (b)	11,871	424,584
Anima Holding SpA (f)	17,421	68,315
Arnoldo Mondadori Editore SpA (b)	41,346	54,894
Ascopiave SpA	16,517	61,562
Assicurazioni Generali SpA	112,687	1,588,529
ASTM SpA (b)	4,277	89,498
Atlantia SpA (b)	50,608	792,721
Autogrill SpA (b)	11,566	52,231
Azimut Holding SpA	9,951	179,715
Banca Farmafactoring SpA (b)(f)	13,422	75,499
Banca Generali SpA (b)	6,505	197,873
Banca Mediolanum SpA	11,786	84,877
Banca Monte dei Paschi di Siena SpA (b)(c)	26,627	43,326
Banca Popolare di Sondrio SCPA (b)	56,342	118,103
Banco BPM SpA (b)	118,186	199,945
BPER Banca (b)(c)	37,413	87,162
Brembo SpA (b)	17,541	175,442
Brunello Cucinelli SpA (b)(c)	3,092	94,290
Buzzi Unicem SpA	3,778	49,603
Buzzi Unicem SpA	8,867	206,047
Cairo Communication SpA (b)	36,098	53,844
Carel Industries SpA (f)	5,036	106,457
Cerved Group SpA (b)	15,889	113,731
CIR SpA-Compagnie Industriali (b)	81,273	37,264
Credito Emiliano SpA (b)	7,794	36,447
Credito Valtellinese SpA (b)	10,643	101,619
Davide Campari-Milano NV	54,474	594,655
De' Longhi SpA (b)	5,153	176,224
Security Description	Shares	Value
DiaSorin SpA	2,352	$ 473,284
doValue SpA (b)(f)	6,479	64,352
El.En. SpA (b)	2,722	69,142
Enav SpA (f)	23,366	88,724
Enel SpA	830,757	7,208,804
Eni SpA	263,865	2,062,738
ERG SpA	5,487	138,020
Falck Renewables SpA	16,956	107,011
Ferrari NV	13,060	2,397,166
Fila SpA (b)(c)	4,681	41,165
FinecoBank Banca Fineco SpA (b)	62,259	857,684
Gruppo MutuiOnline SpA	3,985	110,640
Hera SpA	76,827	283,333
Illimity Bank SpA (b)	8,543	90,516
IMA Industria Macchine Automatiche SpA (b)	2,085	164,547
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	47,574
Infrastrutture Wireless Italiane SpA (f)	19,497	215,133
Interpump Group SpA	7,226	268,018
Intesa Sanpaolo SpA (b)	1,686,984	3,174,464
Iren SpA	52,897	136,050
Italgas SpA	45,346	286,039
Italmobiliare SpA	2,891	99,926
Juventus Football Club SpA (b)(c)	49,118	48,993
La Doria SpA	7,554	98,866
Leonardo SpA	37,958	221,737
MARR SpA (b)	3,554	57,116
Mediaset SpA (b)(c)	40,137	76,998
Mediobanca Banca di Credito Finanziario SpA	63,437	497,172
Moncler SpA (b)	19,788	809,894
Nexi SpA (b)(f)	38,474	771,236
Piaggio & C SpA	24,484	66,162
Pirelli & C SpA (b)(f)	44,955	192,653
Poste Italiane SpA (f)	49,001	434,311
Prysmian SpA	24,650	715,654
RAI Way SpA (f)	11,872	75,384
Recordati Industria Chimica e Farmaceutica SpA	10,680	547,177
Reply SpA	1,871	215,680
Saipem SpA (c)	65,470	112,625
Salvatore Ferragamo SpA (b)(c)	6,814	100,299
Saras SpA (b)	44,370	23,181
Sesa SpA (b)	1,926	193,257
Snam SpA	208,054	1,070,157
Societa Cattolica di Assicurazioni SC (b)(c)	13,369	71,174
Tamburi Investment Partners SpA	9,384	62,181
Technogym SpA (b)(f)	9,301	79,560
Telecom Italia SpA (c)(e)	763,643	306,123

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Telecom Italia SpA (e)	548,107	$ 221,349
Terna Rete Elettrica Nazionale SpA	143,713	1,005,703
Tinexta SpA (b)	5,449	106,059
UniCredit SpA (b)	221,869	1,833,445
Unipol Gruppo SpA (b)	33,290	145,502
Zignago Vetro SpA	3,618	56,767
		34,744,696
JAPAN — 16.5%
77 Bank, Ltd. (c)	4,900	75,607
ABC-Mart, Inc.	2,900	150,899
Acom Co., Ltd.	36,100	156,934
Activia Properties, Inc. REIT	63	239,784
Adastria Co., Ltd.	2,800	44,149
ADEKA Corp.	7,500	107,942
Advan Co., Ltd. (c)	7,300	91,870
Advance Residence Investment Corp. REIT	128	376,832
Advantest Corp.	20,400	991,657
Aeon Co., Ltd.	69,700	1,873,834
Aeon Delight Co., Ltd.	2,000	55,465
AEON Financial Service Co., Ltd.	10,500	95,657
Aeon Mall Co., Ltd.	8,700	122,220
AEON REIT Investment Corp.	136	156,557
AGC, Inc.	19,600	575,678
Ai Holdings Corp.	4,100	75,622
Aica Kogyo Co., Ltd.	4,600	163,881
Aichi Bank, Ltd.	2,200	63,523
Aichi Corp. (c)	11,000	92,126
Aida Engineering, Ltd.	8,700	59,811
Aiful Corp. (b)(c)	30,500	78,990
Ain Holdings, Inc.	1,700	119,027
Air Water, Inc.	17,200	232,482
Aisin Seiki Co., Ltd.	16,600	530,775
Ajinomoto Co., Inc.	46,200	946,287
Akatsuki, Inc. (c)	1,100	48,545
Akita Bank, Ltd. (c)	3,600	54,165
Alfresa Holdings Corp.	19,200	420,275
Alpen Co., Ltd.	6,500	122,892
Alps Alpine Co., Ltd.	17,300	233,054
Altech Corp.	1,300	25,359
Amada Co., Ltd.	31,200	291,688
Amano Corp.	4,900	113,861
Amuse, Inc.	2,700	62,287
ANA Holdings, Inc. (b)(c)	12,400	286,642
Anest Iwata Corp. (c)	7,800	64,192
AnGes, Inc. (b)(c)	16,700	229,546
Anicom Holdings, Inc.	7,200	73,221
Anritsu Corp. (c)	12,600	286,954
Aomori Bank, Ltd. (c)	2,800	66,717
Aozora Bank, Ltd. (c)	11,600	192,493
Arata Corp.	1,900	94,779
Arcland Sakamoto Co., Ltd.	7,200	147,713
Security Description	Shares	Value
Arcland Service Holdings Co., Ltd.	4,100	$ 82,460
Arcs Co., Ltd.	3,700	94,932
Argo Graphics, Inc.	2,900	99,564
Ariake Japan Co., Ltd.	1,200	81,382
ARTERIA Networks Corp.	5,200	90,401
Aruhi Corp. (c)	3,000	53,021
As One Corp.	1,300	186,133
Asahi Co., Ltd.	5,300	93,020
Asahi Diamond Industrial Co., Ltd. (c)	16,600	76,978
Asahi Group Holdings, Ltd.	46,400	1,616,165
Asahi Holdings, Inc.	3,200	103,819
Asahi Intecc Co., Ltd.	20,100	631,327
Asahi Kasei Corp.	138,500	1,207,478
Asics Corp.	10,800	150,908
ASKA Pharmaceutical Co., Ltd.	7,100	95,933
ASKUL Corp.	2,400	97,978
Astellas Pharma, Inc.	191,400	2,851,365
Atom Corp. (c)	8,300	68,075
Autobacs Seven Co., Ltd.	6,500	84,611
Avex, Inc.	6,600	61,553
Awa Bank, Ltd. (c)	2,900	71,354
Axial Retailing, Inc.	2,100	98,557
Azbil Corp.	12,600	471,830
Bandai Namco Holdings, Inc.	20,200	1,479,143
Bando Chemical Industries, Ltd. (c)	9,200	52,564
Bank of Iwate, Ltd. (c)	1,300	31,395
Bank of Kyoto, Ltd. (c)	5,500	265,762
Bank of Nagoya, Ltd.	3,700	89,884
Bank of Okinawa, Ltd. (c)	2,300	68,780
Bank of the Ryukyus, Ltd. (c)	7,800	67,745
BayCurrent Consulting, Inc.	1,500	209,100
Belc Co., Ltd.	1,500	110,753
Benefit One, Inc.	7,400	187,354
Benesse Holdings, Inc.	6,600	169,772
BeNEXT Group, Inc.	5,700	61,623
Bengo4.com, Inc. (b)(c)	1,400	149,172
Bic Camera, Inc.	9,400	104,394
BML, Inc.	3,000	90,586
Bridgestone Corp.	54,700	1,727,955
Broadleaf Co., Ltd.	12,400	64,422
BRONCO BILLY Co., Ltd. (c)	3,200	73,107
Brother Industries, Ltd.	19,200	305,234
Bunka Shutter Co., Ltd.	10,500	83,044
Calbee, Inc.	8,900	292,967
Canon Marketing Japan, Inc.	4,800	96,284
Canon, Inc.	99,600	1,651,004
Capcom Co., Ltd.	8,700	485,235
Casio Computer Co., Ltd. (c)	15,800	255,681
Cawachi, Ltd.	5,300	147,117
Central Glass Co., Ltd.	3,300	68,590
Central Japan Railway Co.	15,300	2,191,745

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Central Security Patrols Co., Ltd.	1,400	$ 47,430
Change, Inc. (b)	1,200	96,117
Chiba Bank, Ltd. (c)	52,500	289,503
Chiyoda Co., Ltd.	5,100	47,483
Chiyoda Corp. (b)	14,600	35,331
Chofu Seisakusho Co., Ltd.	3,100	64,814
Chubu Electric Power Co., Inc.	73,800	897,110
Chubu Shiryo Co., Ltd. (c)	6,500	109,300
Chugai Pharmaceutical Co., Ltd.	69,000	3,094,499
Chugoku Bank, Ltd. (c)	11,600	111,157
Chugoku Electric Power Co., Inc. (c)	35,700	446,076
Chugoku Marine Paints, Ltd.	8,400	79,544
Chukyo Bank, Ltd.	3,500	70,516
CI Takiron Corp.	12,200	81,009
Citizen Watch Co., Ltd. (c)	23,300	65,323
CKD Corp.	5,700	93,537
Coca-Cola Bottlers Japan Holdings, Inc.	10,700	179,008
cocokara fine, Inc.	1,500	97,018
COLOPL, Inc. (b)(c)	4,900	41,830
Colowide Co., Ltd. (c)	5,200	88,364
Comforia Residential REIT, Inc.	50	145,668
Computer Engineering & Consulting, Ltd.	3,800	58,921
COMSYS Holdings Corp.	9,300	259,342
Comture Corp. (c)	1,700	42,638
Concordia Financial Group, Ltd. (c)	106,900	371,588
CONEXIO Corp.	5,500	61,695
COOKPAD, Inc. (b)	26,600	94,390
Cosel Co., Ltd. (c)	7,800	80,138
Cosmo Energy Holdings Co., Ltd.	4,000	57,148
Cosmos Pharmaceutical Corp.	2,000	348,326
Create SD Holdings Co., Ltd.	2,400	84,153
Credit Saison Co., Ltd.	12,900	136,970
Curves Holdings Co., Ltd. (c)	4,300	27,735
CyberAgent, Inc.	9,800	604,792
CYBERDYNE, Inc. (b)(c)	11,000	54,295
Cybozu, Inc.	7,400	233,641
Dai Nippon Printing Co., Ltd. (c)	24,800	502,379
Daicel Corp.	24,500	176,476
Dai-Dan Co., Ltd.	1,100	29,002
Daido Metal Co., Ltd. (c)	15,200	73,924
Daido Steel Co., Ltd. (c)	4,200	130,790
Daifuku Co., Ltd.	10,500	1,059,190
Daihen Corp. (c)	2,300	93,652
Daiho Corp.	2,700	77,261
Daiichi Jitsugyo Co., Ltd.	2,400	84,848
Dai-ichi Life Holdings, Inc.	110,200	1,554,002
Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	175,200	$ 5,374,932
Daiichikosho Co., Ltd.	3,500	112,342
Daiken Corp.	4,000	69,983
Daikin Industries, Ltd.	25,700	4,745,772
Daikokutenbussan Co., Ltd.	2,200	123,171
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	51,470
Daio Paper Corp. (c)	4,900	69,866
Daiseki Co., Ltd.	2,800	70,025
Daishi Hokuetsu Financial Group, Inc.	3,500	72,365
Daito Trust Construction Co., Ltd.	6,500	575,836
Daiwa House Industry Co., Ltd.	60,500	1,550,707
Daiwa House REIT Investment Corp.	180	459,019
Daiwa Industries, Ltd.	6,600	59,441
Daiwa Office Investment Corp. REIT	32	183,011
Daiwa Securities Group, Inc.	134,300	564,507
Daiwa Securities Living Investments Corp. REIT	133	137,352
Daiwabo Holdings Co., Ltd.	1,700	109,895
DCM Holdings Co., Ltd.	9,000	123,926
DeNA Co., Ltd.	10,300	189,442
Denka Co., Ltd.	6,200	188,667
Denso Corp.	43,100	1,887,983
Dentsu Group, Inc.	22,100	651,913
Denyo Co., Ltd. (c)	4,200	98,405
Descente, Ltd. (b)(c)	2,700	44,072
Dexerials Corp.	9,400	98,957
DIC Corp.	5,900	147,408
Digital Arts, Inc. (c)	1,100	90,151
Digital Garage, Inc.	2,100	71,636
Dip Corp.	2,900	59,704
Disco Corp.	3,100	757,497
DKK Co., Ltd.	2,400	59,687
DMG Mori Co., Ltd.	11,600	160,712
Doshisha Co., Ltd.	4,900	98,565
Dowa Holdings Co., Ltd.	4,400	129,069
DTS Corp.	3,400	72,312
Duskin Co., Ltd. (c)	3,800	103,625
Earth Corp.	1,200	89,324
East Japan Railway Co.	30,300	1,862,263
Ebara Corp.	10,300	279,123
EDION Corp. (c)	7,600	79,574
eGuarantee, Inc.	5,300	120,940
Ehime Bank, Ltd. (c)	6,900	77,363
Eiken Chemical Co., Ltd.	3,800	76,500
Eisai Co., Ltd.	25,700	2,345,794
Elan Corp. (c)	2,000	49,676
Elecom Co., Ltd.	1,800	88,425
Electric Power Development Co., Ltd.	12,800	197,309
EM Systems Co., Ltd.	15,200	125,604

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Enigmo, Inc. (c)	2,600	$ 41,237
en-japan, Inc.	2,300	58,169
Enplas Corp.	2,200	47,064
eRex Co., Ltd.	3,000	31,125
ES-Con Japan, Ltd.	8,700	72,099
ESPEC Corp. (c)	4,100	73,096
euglena Co., Ltd. (b)	8,100	67,924
Ezaki Glico Co., Ltd.	3,900	174,288
FamilyMart Co., Ltd. (c)	23,000	517,991
FAN Communications, Inc.	14,400	66,179
Fancl Corp.	9,300	303,494
FANUC Corp.	19,600	3,759,225
Fast Retailing Co., Ltd.	6,000	3,768,204
Feed One Co., Ltd.	10,340	91,534
Financial Products Group Co., Ltd. (c)	7,200	36,693
Foster Electric Co., Ltd.	3,100	33,386
FP Corp.	4,400	185,212
France Bed Holdings Co., Ltd. (c)	7,600	63,851
Freee KK (b)	3,000	227,372
Frontier Real Estate Investment Corp. REIT	42	142,984
Fuji Co., Ltd. (c)	4,000	72,064
Fuji Corp.	7,600	150,518
Fuji Electric Co., Ltd.	12,500	396,014
Fuji Kyuko Co., Ltd. (c)	2,700	100,570
Fuji Oil Holdings, Inc.	9,500	298,853
Fuji Seal International, Inc.	3,900	74,951
Fuji Soft, Inc.	1,600	82,454
Fujicco Co., Ltd. (c)	4,500	89,037
FUJIFILM Holdings Corp.	38,100	1,876,862
Fujikura, Ltd.	39,500	109,436
Fujimi, Inc.	2,900	101,056
Fujimori Kogyo Co., Ltd.	2,700	111,468
Fujio Food Group, Inc. (c)	4,800	64,831
Fujitec Co., Ltd.	5,700	122,002
Fujitsu General, Ltd.	4,300	125,052
Fujitsu, Ltd.	20,100	2,744,322
Fujiya Co., Ltd.	3,600	82,347
Fukuda Corp. (c)	1,800	87,327
Fukui Computer Holdings, Inc.	3,000	87,492
Fukuoka Financial Group, Inc.	17,600	295,637
Fukuoka REIT Corp.	76	98,634
Fukushima Galilei Co., Ltd.	2,400	89,320
Fukuyama Transporting Co., Ltd.	3,000	146,100
FULLCAST Holdings Co., Ltd.	3,600	59,037
Funai Soken Holdings, Inc.	3,000	70,895
Furukawa Co., Ltd.	5,200	56,263
Furukawa Electric Co., Ltd.	6,100	145,706
Fuso Chemical Co., Ltd.	3,100	109,750
Futaba Corp.	6,000	53,791
Fuyo General Lease Co., Ltd.	2,900	179,667
Security Description	Shares	Value
Gakken Holdings Co., Ltd. (c)	2,400	$ 37,028
Genky DrugStores Co., Ltd. (c)	3,300	117,909
Geo Holdings Corp.	5,700	90,527
Giken, Ltd.	2,200	84,376
Global One Real Estate Investment Corp. REIT	91	87,555
Glory, Ltd.	4,000	89,631
GLP J-REIT	332	510,662
GMO internet, Inc.	6,900	180,658
GMO Payment Gateway, Inc.	3,800	406,815
GNI Group, Ltd. (b)(c)	3,600	128,227
Godo Steel, Ltd. (c)	3,600	69,151
Goldcrest Co., Ltd. (c)	3,600	47,178
Goldwin, Inc. (c)	1,300	103,275
Gree, Inc.	15,200	73,841
GS Yuasa Corp.	6,000	103,620
GungHo Online Entertainment, Inc.	3,200	68,887
Gunma Bank, Ltd.	44,800	149,281
Gurunavi, Inc. (c)	3,800	26,074
H.U. Group Holdings, Inc.	4,100	109,623
H2O Retailing Corp. (c)	7,900	51,402
Hachijuni Bank, Ltd.	28,400	111,636
Hakuhodo DY Holdings, Inc.	23,800	307,577
Hamakyorex Co., Ltd.	2,200	66,836
Hamamatsu Photonics KK	14,300	722,228
Hankyu Hanshin Holdings, Inc.	23,400	751,826
Hankyu Hanshin REIT, Inc.	94	109,390
Hanwa Co., Ltd.	3,500	70,018
Harmonic Drive Systems, Inc. (c)	3,900	251,337
Haseko Corp.	27,700	364,639
Hazama Ando Corp.	19,400	133,995
HEALIOS KK (b)	3,200	57,178
Heiwa Corp. (c)	5,300	87,117
Heiwa Real Estate Co., Ltd.	2,900	80,076
Heiwa Real Estate REIT, Inc.	115	126,981
Hibiya Engineering, Ltd.	4,100	69,765
Hiday Hidaka Corp. (c)	3,500	63,700
Hikari Tsushin, Inc.	1,900	453,039
Hino Motors, Ltd.	29,300	190,002
Hioki EE Corp.	2,100	82,739
Hirata Corp. (c)	1,100	66,062
Hirose Electric Co., Ltd.	3,300	426,115
Hiroshima Bank, Ltd. (b)(c)	29,200	166,272
Hisamitsu Pharmaceutical Co., Inc.	5,400	275,904
Hitachi Capital Corp. (c)	5,300	124,543
Hitachi Construction Machinery Co., Ltd. (c)	9,600	347,668
Hitachi Metals, Ltd.	17,900	275,849
Hitachi Transport System, Ltd. (c)	4,800	151,954
Hitachi Zosen Corp.	16,500	69,904
Hitachi, Ltd.	99,100	3,353,404

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hochiki Corp.	5,300	$ 64,823
Hodogaya Chemical Co., Ltd.	2,200	101,046
Hogy Medical Co., Ltd.	2,100	71,891
Hokkaido Electric Power Co., Inc.	31,100	132,735
Hokkoku Bank, Ltd. (c)	1,900	55,874
Hokuetsu Corp.	13,800	47,372
Hokuhoku Financial Group, Inc.	15,100	151,902
Hokuriku Electric Power Co. (c)	11,800	88,302
Hokuto Corp.	6,300	134,247
Honda Motor Co., Ltd.	166,500	3,951,484
Horiba, Ltd.	3,300	172,488
Hoshino Resorts REIT, Inc. (c)	28	141,109
Hoshizaki Corp.	4,500	358,862
Hosiden Corp.	7,100	64,158
Hosokawa Micron Corp.	2,600	134,933
House Foods Group, Inc.	5,300	188,271
Hoya Corp.	38,300	4,322,032
Hulic Co., Ltd.	26,300	246,625
Hulic Reit, Inc.	121	160,266
Hyakugo Bank, Ltd.	22,900	71,604
Hyakujushi Bank, Ltd.	4,200	71,234
Ibiden Co., Ltd.	10,200	347,372
IBJ Leasing Co., Ltd.	2,800	72,013
Ichibanya Co., Ltd.	1,500	80,266
Ichigo Office REIT Investment Corp.	122	88,634
Ichigo, Inc.	17,400	50,745
Icom, Inc.	3,400	88,723
Idec Corp. (c)	3,800	68,817
Idemitsu Kosan Co., Ltd. (c)	17,877	381,453
IHI Corp.	11,600	154,244
Iida Group Holdings Co., Ltd.	13,600	275,090
Inaba Denki Sangyo Co., Ltd.	3,200	80,327
Inabata & Co., Ltd.	5,700	72,712
Industrial & Infrastructure Fund Investment Corp. REIT	166	284,301
Ines Corp.	6,800	105,398
Infocom Corp.	2,800	107,700
Infomart Corp.	13,600	120,584
Information Services International-Dentsu, Ltd.	1,000	62,938
Inpex Corp.	118,100	633,356
Insource Co., Ltd. (c)	1,600	45,781
Internet Initiative Japan, Inc.	3,000	134,978
Invesco Office J-Reit, Inc.	835	115,602
Invincible Investment Corp. REIT	527	157,319
IR Japan Holdings, Ltd.	1,100	139,324
Iriso Electronics Co., Ltd.	1,500	60,951
Iseki & Co., Ltd. (c)	5,100	68,822
Isetan Mitsukoshi Holdings, Ltd. (c)	28,000	148,557
Security Description	Shares	Value
Isuzu Motors, Ltd.	56,300	$ 492,083
Ito En, Ltd.	5,500	392,008
ITOCHU Corp. (c)	137,800	3,526,311
Itochu Techno-Solutions Corp.	9,500	360,165
Itoham Yonekyu Holdings, Inc.	15,500	111,055
Itokuro, Inc. (b)	4,800	56,163
Iwatani Corp. (c)	2,800	104,913
Iyo Bank, Ltd.	28,400	188,154
Izumi Co., Ltd.	3,200	116,613
J Front Retailing Co., Ltd.	21,300	154,114
JAC Recruitment Co., Ltd.	3,700	46,270
Jaccs Co., Ltd.	3,300	53,584
Jafco Co., Ltd.	3,600	151,922
Japan Airlines Co., Ltd. (b)	12,500	233,003
Japan Airport Terminal Co., Ltd. (c)	3,700	163,818
Japan Aviation Electronics Industry, Ltd.	5,700	78,874
Japan Best Rescue System Co., Ltd.	2,200	21,966
Japan Elevator Service Holdings Co., Ltd.	2,800	97,603
Japan Excellent, Inc. REIT	102	118,960
Japan Exchange Group, Inc.	52,000	1,456,572
Japan Hotel REIT Investment Corp.	386	190,607
Japan Lifeline Co., Ltd.	4,500	59,672
Japan Logistics Fund, Inc. REIT	78	223,513
Japan Material Co., Ltd.	5,700	79,870
Japan Petroleum Exploration Co., Ltd.	2,300	35,740
Japan Post Bank Co., Ltd.	41,400	322,713
Japan Post Holdings Co., Ltd.	172,000	1,172,155
Japan Post Insurance Co., Ltd.	23,000	361,918
Japan Prime Realty Investment Corp. REIT	67	207,748
Japan Pulp & Paper Co., Ltd.	2,000	71,111
Japan Real Estate Investment Corp. REIT	134	684,658
Japan Retail Fund Investment Corp. REIT	267	412,800
Japan Steel Works, Ltd.	3,600	63,294
Japan Tobacco, Inc.	125,300	2,284,537
JCR Pharmaceuticals Co., Ltd.	4,000	117,287
JCU Corp.	3,500	115,646
Jeol, Ltd.	3,000	103,358
JFE Holdings, Inc. (b)	50,200	351,273
JGC Holdings Corp.	20,200	209,387
JINS Holdings, Inc.	1,200	94,690
JM Holdings Co., Ltd.	4,100	109,966
JMDC, Inc. (b)	1,600	70,660

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
J-Oil Mills, Inc.	1,800	$ 67,499
Joshin Denki Co., Ltd.	3,500	87,367
Joyful Honda Co., Ltd.	6,400	104,363
JSR Corp.	18,200	432,314
JTEKT Corp.	23,200	181,864
Justsystems Corp. (c)	2,800	198,203
JVC Kenwood Corp.	20,000	27,865
JXTG Holdings, Inc.	311,400	1,110,350
Kadokawa Dwango	4,800	127,118
Kagome Co., Ltd.	7,100	248,045
Kajima Corp.	45,900	552,672
Kakaku.com, Inc.	12,400	326,711
Kaken Pharmaceutical Co., Ltd.	3,100	141,971
Kamakura Shinsho, Ltd. (c)	2,000	17,565
Kameda Seika Co., Ltd.	1,600	82,071
Kamigumi Co., Ltd.	10,700	210,717
Kanamoto Co., Ltd.	3,000	68,360
Kandenko Co., Ltd.	8,400	68,572
Kaneka Corp. (c)	5,200	145,588
Kanematsu Corp.	6,200	76,033
Kanematsu Electronics, Ltd.	1,000	40,593
Kansai Electric Power Co., Inc.	71,900	696,418
Kansai Mirai Financial Group, Inc.	8,100	33,298
Kansai Paint Co., Ltd.	18,100	449,597
Kanto Denka Kogyo Co., Ltd. (c)	9,100	62,915
Kao Corp.	49,100	3,683,702
Kappa Create Co., Ltd. (b)	7,600	113,311
Katakura Industries Co., Ltd.	5,600	65,533
Katitas Co., Ltd.	3,800	107,917
Kato Sangyo Co., Ltd.	2,100	75,225
Kawasaki Heavy Industries, Ltd. (b)(c)	15,500	209,263
Kawasaki Kisen Kaisha, Ltd. (b)(c)	6,700	74,957
KDDI Corp.	166,200	4,177,613
Keihan Holdings Co., Ltd.	8,400	348,567
Keihanshin Building Co., Ltd.	6,200	100,550
Keihin Corp. (b)	2,900	71,245
Keikyu Corp. (c)	19,100	293,801
Keio Corp.	11,800	730,038
Keisei Electric Railway Co., Ltd.	15,800	445,980
Keiyo Co., Ltd.	15,400	128,575
Kenedix Office Investment Corp. REIT	44	263,778
Kenedix Residential Next Investment Corp. REIT	73	129,003
Kenedix Retail REIT Corp.	49	98,832
Kenedix, Inc.	15,700	82,618
Kenko Mayonnaise Co., Ltd. (c)	3,000	52,479
Kewpie Corp.	8,100	166,496
Key Coffee, Inc.	8,000	168,294
Security Description	Shares	Value
Keyence Corp.	18,800	$ 8,783,193
KH Neochem Co., Ltd.	3,300	77,465
Kikkoman Corp.	13,800	765,067
Kinden Corp.	11,400	201,214
Kintetsu Group Holdings Co., Ltd.	17,500	746,376
Kintetsu World Express, Inc.	3,700	78,817
Kirin Holdings Co., Ltd.	87,700	1,646,219
Kisoji Co., Ltd. (c)	6,300	152,191
Kissei Pharmaceutical Co., Ltd.	3,200	72,316
Kiyo Bank, Ltd.	5,000	77,172
KNT-CT Holdings Co., Ltd. (b)(c)	4,900	51,983
Kobayashi Pharmaceutical Co., Ltd.	4,600	444,206
Kobe Bussan Co., Ltd. (c)	6,300	346,735
Kobe Steel, Ltd. (b)	35,800	136,631
Koei Tecmo Holdings Co., Ltd.	4,300	207,323
Kohnan Shoji Co., Ltd.	3,300	128,474
Koito Manufacturing Co., Ltd.	9,500	484,446
Kokuyo Co., Ltd.	8,000	100,779
Komatsu, Ltd.	89,400	1,962,286
KOMEDA Holdings Co., Ltd.	4,200	78,357
Komeri Co., Ltd.	5,500	173,727
Konami Holdings Corp. (c)	9,500	410,702
Konica Minolta, Inc. (c)	34,900	98,926
Konishi Co., Ltd.	5,200	76,138
Konoike Transport Co., Ltd. (c)	4,700	51,696
Kose Corp.	3,100	379,323
Koshidaka Holdings Co., Ltd.	4,300	17,598
Kotobuki Spirits Co., Ltd.	1,400	71,971
Kourakuen Holdings Corp. (c)	1,800	31,601
K's Holdings Corp.	17,300	234,063
Kubota Corp.	109,200	1,955,356
Kumagai Gumi Co., Ltd.	3,200	82,407
Kumiai Chemical Industry Co., Ltd. (c)	7,900	80,059
Kurabo Industries, Ltd.	1,400	25,639
Kuraray Co., Ltd.	39,900	386,893
Kureha Corp.	1,200	52,038
Kurita Water Industries, Ltd.	9,500	313,959
Kusuri no Aoki Holdings Co., Ltd.	1,400	113,901
KYB Corp. (b)	1,600	33,170
Kyocera Corp.	33,100	1,894,024
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	5,800	77,180
KYORIN Holdings, Inc. (c)	6,100	123,577
Kyoritsu Maintenance Co., Ltd.	1,600	59,337
Kyowa Exeo Corp. (c)	10,400	271,408
Kyowa Kirin Co., Ltd.	26,900	765,018
Kyudenko Corp.	3,500	100,809

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Kyushu Electric Power Co., Inc.	33,000	$ 299,229
Kyushu Financial Group, Inc. (c)	27,600	129,376
Kyushu Railway Co.	13,600	290,595
LaSalle Logiport REIT	226	378,213
Lasertec Corp.	7,700	632,542
Lawson, Inc.	4,300	204,909
LEC, Inc.	7,500	120,026
Leopalace21 Corp. (b)	27,000	49,048
Life Corp.	1,600	73,803
LIFULL Co., Ltd. (b)(c)	11,100	46,984
LINE Corp. (b)	4,900	249,264
Lintec Corp.	3,800	88,430
Lion Corp.	22,900	469,827
LIXIL Group Corp.	29,600	597,915
M&A Capital Partners Co., Ltd. (b)	1,300	61,243
M3, Inc.	45,100	2,787,997
Mabuchi Motor Co., Ltd.	4,900	190,104
Macnica Fuji Electronics Holdings, Inc.	5,800	106,268
Maeda Corp.	19,500	142,826
Maeda Kosen Co., Ltd.	1,800	46,738
Maeda Road Construction Co., Ltd.	3,500	64,062
Makino Milling Machine Co., Ltd.	2,000	70,274
Makita Corp.	24,900	1,190,962
Mandom Corp.	3,500	58,843
Mani, Inc. (c)	4,700	128,353
Mars Group Holdings Corp.	3,900	65,656
Marubeni Corp.	170,800	969,103
Marudai Food Co., Ltd. (c)	4,400	72,701
Maruha Nichiro Corp.	6,800	155,932
Marui Group Co., Ltd.	16,400	314,510
Maruichi Steel Tube, Ltd.	5,100	127,602
Maruwa Co., Ltd.	1,000	92,698
Maruwa Unyu Kikan Co., Ltd. (c)	2,700	107,094
Maruzen Showa Unyu Co., Ltd.	2,600	88,988
Marvelous, Inc.	9,200	70,043
Matsui Securities Co., Ltd. (c)	13,000	116,889
Matsumotokiyoshi Holdings Co., Ltd.	6,700	244,144
Matsuya Co., Ltd. (c)	8,800	63,165
Matsuyafoods Holdings Co., Ltd. (c)	2,200	76,487
Max Co., Ltd.	4,200	63,183
Mazda Motor Corp.	51,400	301,313
McDonald's Holdings Co. Japan, Ltd.	6,300	306,231
MCJ Co., Ltd.	5,700	52,115
MCUBS MidCity Investment Corp. REIT	131	101,087
Mebuki Financial Group, Inc.	86,200	195,484
Security Description	Shares	Value
Medical Data Vision Co., Ltd. (b)(c)	10,000	$ 208,028
Medipal Holdings Corp.	18,600	372,743
Medley, Inc. (b)	4,300	207,630
Megmilk Snow Brand Co., Ltd.	3,800	91,930
Meidensha Corp.	4,000	61,583
MEIJI Holdings Co., Ltd.	11,700	893,163
Meiko Network Japan Co., Ltd.	10,500	73,527
Meitec Corp.	2,300	117,227
Menicon Co., Ltd.	2,000	133,603
Mercari, Inc. (b)	7,400	341,768
METAWATER Co., Ltd.	4,200	91,822
Micronics Japan Co., Ltd.	8,600	90,269
Mie Kotsu Group Holdings, Inc. (c)	19,400	81,321
Milbon Co., Ltd.	3,900	206,853
Mimasu Semiconductor Industry Co., Ltd.	4,300	98,644
MINEBEA MITSUMI, Inc.	37,100	706,254
Ministop Co., Ltd.	11,400	160,139
Mirai Corp. REIT	175	66,243
Mirait Holdings Corp.	6,900	105,868
Miroku Jyoho Service Co., Ltd.	2,500	52,227
MISUMI Group, Inc.	32,800	919,044
Mitsubishi Chemical Holdings Corp.	130,800	754,562
Mitsubishi Corp.	136,600	3,267,555
Mitsubishi Electric Corp.	186,400	2,527,740
Mitsubishi Estate Co., Ltd.	117,600	1,780,261
Mitsubishi Estate Logistics REIT Investment Corp.	37	152,530
Mitsubishi Gas Chemical Co., Inc.	16,900	314,205
Mitsubishi Heavy Industries, Ltd.	32,700	723,555
Mitsubishi Logistics Corp. (c)	6,900	196,723
Mitsubishi Materials Corp.	11,800	232,396
Mitsubishi Motors Corp. (b)(c)	64,600	142,557
Mitsubishi Shokuhin Co., Ltd.	1,300	34,223
Mitsubishi UFJ Financial Group, Inc.	1,259,600	5,023,810
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	189,919
Mitsuboshi Belting, Ltd. (c)	4,200	68,305
Mitsui & Co., Ltd.	166,600	2,860,892
Mitsui Chemicals, Inc.	18,500	446,864
Mitsui E&S Holdings Co., Ltd. (b)	6,500	23,357
Mitsui Fudosan Co., Ltd.	95,000	1,652,140
Mitsui Fudosan Logistics Park, Inc. REIT	29	138,496
Mitsui Mining & Smelting Co., Ltd.	3,300	80,192
Mitsui OSK Lines, Ltd.	10,800	213,102

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mitsui-Soko Holdings Co., Ltd.	2,000	$ 35,001
Mitsuuroko Group Holdings Co., Ltd.	3,800	48,901
Miura Co., Ltd.	7,700	377,445
Mixi, Inc. (c)	3,900	105,088
Miyazaki Bank, Ltd.	3,100	70,839
Mizuho Financial Group, Inc. (c)	246,820	3,078,827
Mizuno Corp.	3,400	61,489
Mochida Pharmaceutical Co., Ltd.	3,500	138,246
Money Forward, Inc. (b)	2,200	159,139
Monogatari Corp	700	69,015
MonotaRO Co., Ltd.	12,900	640,361
Mori Hills REIT Investment Corp.	153	199,023
Mori Trust Hotel Reit, Inc.	98	101,763
Mori Trust Sogo Reit, Inc.	90	113,767
Morinaga & Co., Ltd.	3,400	134,077
Morinaga Milk Industry Co., Ltd.	3,200	168,630
Morita Holdings Corp.	4,400	85,793
MOS Food Services, Inc. (c)	3,100	85,696
MS&AD Insurance Group Holdings, Inc.	45,500	1,225,161
MTI, Ltd.	10,500	88,373
Murata Manufacturing Co., Ltd.	58,700	3,814,743
Musashino Bank, Ltd. (c)	2,300	34,237
Nabtesco Corp.	11,600	420,894
Nachi-Fujikoshi Corp. (c)	1,200	42,207
Nagaileben Co., Ltd.	3,300	93,490
Nagase & Co., Ltd.	8,100	113,385
Nagoya Railroad Co., Ltd.	23,000	630,140
Nakanishi, Inc.	4,700	83,922
Nankai Electric Railway Co., Ltd.	7,900	175,228
Nanto Bank, Ltd. (c)	3,100	57,369
NEC Capital Solutions, Ltd.	3,800	67,968
NEC Corp.	25,000	1,461,443
NEC Networks & System Integration Corp.	6,000	115,263
NET One Systems Co., Ltd.	8,300	376,877
Nexon Co., Ltd.	49,600	1,236,449
Nextage Co., Ltd.	6,800	74,371
NGK Insulators, Ltd.	22,700	323,921
NGK Spark Plug Co., Ltd.	14,900	259,998
NH Foods, Ltd.	7,700	343,969
NHK Spring Co., Ltd.	28,100	179,806
Nichias Corp.	4,100	96,982
Nichiban Co., Ltd.	4,600	71,853
Nichiden Corp. (c)	3,800	83,308
Nichiha Corp.	2,600	78,087
Nichi-iko Pharmaceutical Co., Ltd. (c)	6,000	68,162
Nichirei Corp.	11,400	301,294
Security Description	Shares	Value
Nidec Corp.	45,600	$ 4,273,637
Nifco, Inc.	6,600	180,181
Nihon Chouzai Co., Ltd.	4,000	64,708
Nihon Kohden Corp.	7,200	236,673
Nihon M&A Center, Inc.	17,300	989,113
Nihon Nohyaku Co., Ltd. (c)	15,600	76,104
Nihon Parkerizing Co., Ltd.	12,300	120,423
Nihon Trim Co., Ltd.	1,800	65,099
Nihon Unisys, Ltd.	6,600	208,103
Nikkiso Co., Ltd.	4,200	42,792
Nikkon Holdings Co., Ltd. (c)	4,900	106,160
Nikon Corp. (c)	25,700	173,308
Nintendo Co., Ltd.	11,500	6,512,933
Nippo Corp.	4,300	118,853
Nippon Accommodations Fund, Inc. REIT	39	224,956
Nippon Building Fund, Inc. REIT	131	741,001
Nippon Ceramic Co., Ltd.	2,800	69,938
Nippon Densetsu Kogyo Co., Ltd.	3,100	65,045
Nippon Electric Glass Co., Ltd.	7,500	140,072
Nippon Express Co., Ltd.	6,400	373,230
Nippon Flour Mills Co., Ltd. (c)	3,900	64,176
Nippon Gas Co., Ltd.	2,500	126,274
Nippon Kanzai Co., Ltd.	4,000	75,723
Nippon Kayaku Co., Ltd. (c)	13,800	121,551
Nippon Koei Co., Ltd.	2,400	65,058
Nippon Light Metal Holdings Co., Ltd.	14,500	229,832
Nippon Paint Holdings Co., Ltd.	14,800	1,522,666
Nippon Paper Industries Co., Ltd. (c)	10,500	130,332
Nippon Parking Development Co., Ltd.	44,800	55,772
Nippon Prologis REIT, Inc.	222	748,182
NIPPON REIT Investment Corp.	38	129,121
Nippon Road Co., Ltd.	1,200	87,934
Nippon Sharyo, Ltd. (b)	2,900	77,477
Nippon Shinyaku Co., Ltd.	4,400	362,046
Nippon Shokubai Co., Ltd.	3,200	170,547
Nippon Signal Co., Ltd. (c)	6,300	62,280
Nippon Soda Co., Ltd.	2,900	82,960
Nippon Steel Corp. (b)	79,500	750,052
Nippon Suisan Kaisha, Ltd.	14,200	60,412
Nippon Telegraph & Telephone Corp.	131,500	2,683,139
Nippon Thompson Co., Ltd. (c)	17,300	61,632
Nippon Yusen KK	17,500	303,455
Nipro Corp.	16,000	186,694
Nishimatsu Construction Co., Ltd.	4,300	85,361

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Nishimatsuya Chain Co., Ltd. (c)	9,000	$ 122,400
Nishi-Nippon Financial Holdings, Inc.	11,300	78,776
Nishi-Nippon Railroad Co., Ltd. (c)	7,200	208,366
Nishio Rent All Co., Ltd.	2,900	61,628
Nissan Chemical Corp.	12,700	676,619
Nissan Motor Co., Ltd. (b)	239,200	845,433
Nisshin Oillio Group, Ltd.	2,200	66,406
Nisshin Seifun Group, Inc.	16,400	260,126
Nisshinbo Holdings, Inc.	12,900	87,937
Nissin Corp. (c)	4,900	74,454
Nissin Foods Holdings Co., Ltd.	7,500	704,175
Nissin Kogyo Co., Ltd.	2,200	46,835
Nitori Holdings Co., Ltd.	8,000	1,658,592
Nitta Corp.	1,700	37,592
Nitto Boseki Co., Ltd. (c)	2,300	98,293
Nitto Denko Corp.	16,200	1,054,759
Nitto Kogyo Corp. (c)	3,700	73,478
Nittoku Co., Ltd.	2,600	85,049
Noevir Holdings Co., Ltd. (c)	1,400	65,486
NOF Corp.	6,100	240,253
Nohmi Bosai, Ltd.	1,800	41,259
Nojima Corp.	5,400	145,642
NOK Corp.	14,600	152,227
Nomura Co., Ltd.	5,300	39,407
Nomura Holdings, Inc.	321,200	1,466,957
Nomura Real Estate Holdings, Inc.	11,300	214,920
Nomura Real Estate Master Fund, Inc. REIT	517	647,283
Nomura Research Institute, Ltd.	33,000	971,069
Noritz Corp.	6,800	97,864
NS Solutions Corp.	3,800	117,017
NSD Co., Ltd. (c)	4,800	94,221
NSK, Ltd.	38,700	296,041
NTN Corp. (b)(c)	36,100	67,944
NTT Data Corp.	73,300	937,465
NTT DOCOMO, Inc.	122,800	4,509,642
Obayashi Corp.	66,300	604,899
OBIC Business Consultants Co., Ltd.	2,000	115,813
Obic Co., Ltd.	7,200	1,265,431
Odakyu Electric Railway Co., Ltd.	28,000	703,426
Ogaki Kyoritsu Bank, Ltd. (c)	3,000	67,986
Ohsho Food Service Corp.	1,200	67,798
Oiles Corp. (c)	4,900	71,239
Oisix ra daichi, Inc. (b)	400	12,943
Oita Bank, Ltd.	2,700	62,717
Oji Holdings Corp.	74,500	342,122
Okabe Co., Ltd.	8,900	68,799
Okamoto Industries, Inc.	1,900	74,212
Oki Electric Industry Co., Ltd.	5,300	57,175
Security Description	Shares	Value
Okinawa Electric Power Co., Inc.	4,935	$ 77,266
OKUMA Corp. (c)	2,300	107,852
Okumura Corp. (c)	2,700	67,746
Okuwa Co., Ltd.	6,200	88,551
Olympus Corp.	121,500	2,525,125
Omron Corp.	20,000	1,562,759
One REIT, Inc.	31	73,536
Ono Pharmaceutical Co., Ltd.	40,700	1,279,383
Open House Co., Ltd.	4,400	159,311
Optex Group Co., Ltd.	4,700	75,755
Optorun Co., Ltd. (c)	2,400	48,859
Oracle Corp. Japan	3,500	377,686
Organo Corp.	1,500	81,277
Oriental Land Co., Ltd. (c)	20,600	2,887,271
ORIX Corp.	139,600	1,742,566
Orix JREIT, Inc.	270	415,169
Osaka Gas Co., Ltd.	38,300	745,207
Osaka Soda Co., Ltd. (c)	2,700	65,672
Osaki Electric Co., Ltd.	12,500	72,733
OSG Corp.	6,600	105,688
OSJB Holdings Corp.	38,400	89,664
Otsuka Corp.	10,700	546,448
Otsuka Holdings Co., Ltd.	41,500	1,757,077
Outsourcing, Inc.	8,200	76,046
Oyo Corp.	6,900	81,825
Pacific Industrial Co., Ltd.	3,700	33,992
Pack Corp.	2,300	67,823
PAL GROUP Holdings Co., Ltd.	4,400	46,810
PALTAC Corp.	2,900	146,593
Pan Pacific International Holdings Corp.	39,500	919,320
Panasonic Corp.	234,400	1,995,408
Paramount Bed Holdings Co., Ltd.	1,800	74,352
Park24 Co., Ltd.	10,500	170,369
Pasona Group, Inc.	4,800	73,206
Penta-Ocean Construction Co., Ltd.	27,600	180,842
PeptiDream, Inc. (b)	12,400	581,558
Persol Holdings Co., Ltd.	17,000	277,510
Pigeon Corp.	11,100	495,657
Pilot Corp.	2,400	70,527
Piolax, Inc.	2,400	35,711
PKSHA Technology, Inc. (b)(c)	1,700	44,395
Plenus Co., Ltd.	4,100	70,748
Pola Orbis Holdings, Inc.	9,700	182,784
Premier Investment Corp. REIT	96	111,682
Pressance Corp. (c)	4,300	57,077
Prestige International, Inc.	8,800	79,824
Prima Meat Packers, Ltd.	3,400	104,768
Proto Corp.	3,000	36,311
Raito Kogyo Co., Ltd.	9,300	140,065
Raiznext Corp.	6,900	86,148

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Raksul, Inc. (b)	2,100	$ 85,576
Rakus Co., Ltd.	9,600	172,122
Rakuten, Inc.	87,900	947,239
Raysum Co., Ltd.	6,800	60,869
Recruit Holdings Co., Ltd.	129,900	5,155,846
Relia, Inc.	5,700	71,896
Relo Group, Inc.	10,800	259,267
Renesas Electronics Corp. (b)	81,800	600,013
Rengo Co., Ltd.	9,900	74,786
Resona Holdings, Inc.	219,900	748,700
Resorttrust, Inc.	7,400	112,701
Restar Holdings Corp. (c)	4,300	88,825
Retail Partners Co., Ltd.	8,600	143,459
Rheon Automatic Machinery Co., Ltd. (c)	4,900	52,942
Ricoh Co., Ltd. (c)	61,000	411,510
Ricoh Leasing Co., Ltd.	1,200	32,452
Riken Keiki Co., Ltd.	3,700	102,189
Riken Vitamin Co., Ltd.	4,400	89,869
Ringer Hut Co., Ltd. (c)	4,000	98,083
Rinnai Corp.	4,200	409,421
Riso Kagaku Corp.	1,800	24,901
Riso Kyoiku Co., Ltd.	12,100	33,208
Rock Field Co., Ltd. (c)	6,900	96,741
Rohm Co., Ltd.	10,000	772,624
Rohto Pharmaceutical Co., Ltd.	9,600	315,460
Round One Corp. (c)	4,900	39,324
Ryohin Keikaku Co., Ltd.	31,200	518,113
Ryosan Co., Ltd. (c)	2,800	56,102
Ryoyo Electro Corp. (c)	4,900	136,030
S Foods, Inc.	1,500	41,811
Saizeriya Co., Ltd. (b)	2,700	54,979
Sakai Chemical Industry Co., Ltd.	3,000	58,609
Sakai Moving Service Co., Ltd.	1,200	58,754
Sakata INX Corp.	6,900	69,195
Sakata Seed Corp.	2,600	93,294
SAMTY Co., Ltd. (c)	4,100	61,792
Samty Residential Investment Corp. REIT	80	77,490
San ju San Financial Group, Inc.	5,200	67,859
San-A Co., Ltd.	1,500	66,085
San-Ai Oil Co., Ltd. (c)	7,300	69,784
SanBio Co., Ltd. (b)(c)	2,600	50,749
Sangetsu Corp.	5,700	87,819
San-In Godo Bank, Ltd.	12,800	68,905
Sanken Electric Co., Ltd.	3,300	77,470
Sankyo Co., Ltd.	3,800	99,444
Sankyo Tateyama, Inc.	6,600	61,740
Sankyu, Inc.	4,900	193,386
Sanrio Co., Ltd. (c)	4,400	79,349
Sansan, Inc. (b)	1,400	90,603
Security Description	Shares	Value
Sanshin Electronics Co., Ltd. (c)	5,100	$ 98,784
Santen Pharmaceutical Co., Ltd.	42,200	862,284
Sanwa Holdings Corp.	17,000	180,146
Sapporo Holdings, Ltd.	6,900	124,023
Sato Holdings Corp.	2,600	55,487
Sawai Pharmaceutical Co., Ltd.	2,900	146,233
SBI Holdings, Inc.	28,500	738,033
SBS Holdings, Inc.	4,500	93,961
SCREEN Holdings Co., Ltd. (c)	3,900	208,065
SCSK Corp.	5,300	296,347
Secom Co., Ltd.	21,600	1,975,516
Sega Sammy Holdings, Inc.	18,200	221,684
Seibu Holdings, Inc.	17,600	189,404
Seiko Epson Corp. (c)	23,200	266,641
Seino Holdings Co., Ltd.	12,900	187,044
Sekisui Chemical Co., Ltd.	36,500	583,468
Sekisui House Reit, Inc.	369	272,196
Sekisui House, Ltd.	67,300	1,191,870
Sekisui Jushi Corp.	3,600	75,640
Sekisui Plastics Co., Ltd.	10,300	59,653
Senko Group Holdings Co., Ltd.	8,900	82,929
Senshu Ikeda Holdings, Inc.	18,200	30,365
Seria Co., Ltd.	3,600	153,524
Seven & i Holdings Co., Ltd.	78,100	2,425,079
Seven Bank, Ltd. (c)	72,000	174,388
SG Holdings Co., Ltd.	16,300	847,626
Sharp Corp.	16,900	210,094
Shibaura Machine Co., Ltd.	1,700	35,260
Shibuya Corp.	1,200	41,508
SHIFT, Inc. (b)(c)	1,300	194,846
Shiga Bank, Ltd.	4,200	98,423
Shikoku Bank, Ltd. (c)	8,000	56,592
Shikoku Chemicals Corp. (c)	6,600	73,368
Shikoku Electric Power Co., Inc. (c)	8,500	64,776
Shima Seiki Manufacturing, Ltd. (c)	2,400	37,903
Shimachu Co., Ltd. (c)	6,000	202,836
Shimadzu Corp.	22,700	690,480
Shimamura Co., Ltd.	2,300	223,293
Shimano, Inc.	7,600	1,499,279
Shimizu Corp.	51,800	389,718
Shin-Etsu Chemical Co., Ltd.	36,500	4,773,238
Shin-Etsu Polymer Co., Ltd. (c)	10,100	86,111
Shinko Electric Industries Co., Ltd.	6,100	106,824
Shinsei Bank, Ltd.	14,900	183,861
Shionogi & Co., Ltd.	26,600	1,422,867
Ship Healthcare Holdings, Inc.	3,700	181,067
Shiseido Co., Ltd.	40,900	2,366,240

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Shizuoka Bank, Ltd.	39,800	$ 274,695
Shizuoka Gas Co., Ltd.	8,100	71,927
SHO-BOND Holdings Co., Ltd.	4,400	219,429
Shochiku Co., Ltd.	900	131,606
Shoei Co., Ltd.	3,200	106,271
Shoei Foods Corp. (c)	2,300	95,100
Showa Corp. (b)	3,400	73,934
Showa Denko KK	11,800	216,454
Showa Sangyo Co., Ltd. (c)	2,400	79,968
Sinko Industries, Ltd. (c)	3,500	48,831
Sintokogio, Ltd. (c)	7,900	53,155
Skylark Holdings Co., Ltd.	17,100	244,169
SMC Corp.	5,900	3,289,207
SMS Co., Ltd.	5,500	159,603
Sodick Co., Ltd.	9,700	68,517
Softbank Corp. (c)	300,600	3,356,935
SoftBank Group Corp.	161,500	9,986,582
Sohgo Security Services Co., Ltd.	6,100	290,401
Sojitz Corp. (c)	127,800	289,853
Solasto Corp.	6,300	82,522
Sompo Holdings, Inc.	34,300	1,183,414
Sony Corp.	129,900	9,949,667
Sosei Group Corp. (b)(c)	6,100	79,881
SOSiLA Logistics REIT, Inc.	112	148,299
Sotetsu Holdings, Inc. (c)	6,500	175,115
S-Pool, Inc.	7,200	57,683
Square Enix Holdings Co., Ltd.	8,900	588,651
St Marc Holdings Co., Ltd.	4,800	70,444
Stanley Electric Co., Ltd.	13,000	374,418
Star Asia Investment Corp. REIT	164	68,351
Star Micronics Co., Ltd.	4,800	63,688
Starts Corp., Inc. (c)	2,800	61,448
Starts Proceed Investment Corp. REIT	62	121,798
Starzen Co., Ltd.	1,700	67,127
Stella Chemifa Corp. (c)	2,900	82,269
Strike Co., Ltd. (c)	1,300	76,348
Studio Alice Co., Ltd. (c)	4,800	76,750
Subaru Corp.	62,900	1,220,316
Sugi Holdings Co., Ltd.	3,500	247,311
SUMCO Corp.	23,600	332,769
Sumitomo Bakelite Co., Ltd.	1,800	49,560
Sumitomo Chemical Co., Ltd.	135,600	448,557
Sumitomo Corp. (c)	127,100	1,531,182
Sumitomo Dainippon Pharma Co., Ltd. (c)	24,100	317,379
Sumitomo Electric Industries, Ltd.	77,000	866,280
Sumitomo Forestry Co., Ltd.	11,300	180,229
Sumitomo Heavy Industries, Ltd.	9,500	220,889
Sumitomo Metal Mining Co., Ltd.	23,800	737,685
Security Description	Shares	Value
Sumitomo Mitsui Construction Co., Ltd.	14,000	$ 56,917
Sumitomo Mitsui Financial Group, Inc.	133,200	3,722,085
Sumitomo Mitsui Trust Holdings, Inc.	37,600	999,686
Sumitomo Osaka Cement Co., Ltd. (c)	2,900	93,718
Sumitomo Realty & Development Co., Ltd.	29,700	878,671
Sumitomo Rubber Industries, Ltd.	21,500	199,593
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,520
Sumitomo Warehouse Co., Ltd. (c)	5,100	64,625
Sun Frontier Fudousan Co., Ltd.	5,800	48,602
Sundrug Co., Ltd.	7,400	278,771
Suntory Beverage & Food, Ltd.	12,600	472,881
Suruga Bank, Ltd. (c)	13,500	48,812
Sushiro Global Holdings, Ltd.	10,700	271,980
Suzuken Co., Ltd.	6,100	232,535
Suzuki Motor Corp.	36,500	1,562,618
Sysmex Corp.	18,000	1,721,214
Systena Corp. (c)	4,700	81,933
T Hasegawa Co., Ltd.	4,000	80,386
T&D Holdings, Inc.	65,400	644,337
Tadano, Ltd. (c)	8,800	72,052
Taihei Dengyo Kaisha, Ltd. (c)	3,100	69,483
Taiheiyo Cement Corp.	12,300	313,869
Taikisha, Ltd. (c)	3,300	91,477
Taisei Corp.	19,500	659,611
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	250,102
Taiyo Holdings Co., Ltd.	1,600	83,732
Taiyo Nippon Sanso Corp.	15,500	238,184
Taiyo Yuden Co., Ltd. (c)	12,000	377,744
Takamatsu Construction Group Co., Ltd.	1,300	28,430
Takara Bio, Inc.	5,600	152,116
Takara Holdings, Inc.	10,300	114,304
Takara Leben Co., Ltd. (c)	21,500	63,670
Takara Leben Real Estate Investment Corp. REIT	85	70,551
Takasago International Corp. (c)	2,900	60,138
Takasago Thermal Engineering Co., Ltd.	4,000	57,414
Takashimaya Co., Ltd.	14,800	117,247
Takeda Pharmaceutical Co., Ltd.	161,038	5,752,424
Takeuchi Manufacturing Co., Ltd.	3,500	69,572
Takuma Co., Ltd.	6,200	106,110
Tamron Co., Ltd.	2,900	45,895

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Tamura Corp.	13,300	$ 67,809
Tanseisha Co., Ltd.	6,300	42,578
Tatsuta Electric Wire and Cable Co., Ltd. (c)	19,100	111,202
Tayca Corp.	3,800	52,198
TDK Corp.	14,000	1,527,756
TechMatrix Corp.	3,200	69,660
TechnoPro Holdings, Inc.	3,700	231,520
Teijin, Ltd.	18,900	292,928
Teikoku Sen-I Co., Ltd.	4,100	104,115
Tekken Corp.	3,100	62,009
Tenma Corp.	3,800	64,043
Terumo Corp.	65,900	2,622,172
T-Gaia Corp.	1,700	31,974
THK Co., Ltd.	10,300	259,045
TIS, Inc.	26,500	562,513
TKC Corp.	1,500	97,368
Toagosei Co., Ltd.	9,600	102,821
Tobu Railway Co., Ltd.	19,300	596,037
TOC Co., Ltd. (c)	8,700	53,984
Tocalo Co., Ltd. (c)	8,100	85,491
Toda Corp.	27,100	185,880
Toei Animation Co., Ltd.	700	45,648
Toei Co., Ltd.	800	133,166
Toho Bank, Ltd.	30,200	66,425
Toho Co., Ltd.	11,400	469,718
Toho Gas Co., Ltd. (c)	7,600	375,822
Toho Holdings Co., Ltd.	3,900	84,050
Tohoku Electric Power Co., Inc.	43,700	437,696
Tokai Carbon Co., Ltd.	16,500	176,306
TOKAI Holdings Corp. (c)	8,800	86,856
Tokai Rika Co., Ltd. (c)	4,700	70,234
Token Corp.	1,100	81,261
Tokio Marine Holdings, Inc.	64,900	2,837,921
Tokushu Tokai Paper Co., Ltd.	2,000	95,006
Tokuyama Corp.	5,100	122,850
Tokyo Century Corp. (c)	3,700	201,547
Tokyo Dome Corp.	7,300	52,498
Tokyo Electric Power Co. Holdings, Inc. (b)	146,300	402,102
Tokyo Electron, Ltd.	15,300	3,994,732
Tokyo Gas Co., Ltd.	42,700	973,835
Tokyo Kiraboshi Financial Group, Inc. (c)	5,600	60,302
Tokyo Ohka Kogyo Co., Ltd.	2,200	113,842
Tokyo Seimitsu Co., Ltd.	2,400	76,399
Tokyo Steel Manufacturing Co., Ltd.	15,900	108,277
Tokyo Tatemono Co., Ltd.	22,600	277,507
Tokyotokeiba Co., Ltd.	1,600	81,218
Tokyu Corp.	51,100	662,785
Tokyu Fudosan Holdings Corp.	52,900	228,372
Tokyu REIT, Inc.	63	88,072
TOMONY Holdings, Inc.	28,300	91,761
Security Description	Shares	Value
Tomy Co., Ltd.	8,100	$ 69,811
Tonami Holdings Co., Ltd.	1,700	105,396
Topcon Corp.	7,000	64,266
Toppan Forms Co., Ltd.	4,000	38,055
Toppan Printing Co., Ltd.	24,200	341,854
Topre Corp. (c)	2,800	30,212
Toray Industries, Inc.	141,600	647,421
Tosei Corp.	5,700	53,029
Toshiba Corp.	38,100	971,316
Toshiba TEC Corp.	2,300	96,370
Tosoh Corp.	27,200	441,347
Totetsu Kogyo Co., Ltd.	2,900	78,268
TOTO, Ltd.	16,800	773,655
Towa Bank, Ltd.	9,500	65,288
Toyo Construction Co., Ltd.	16,800	65,681
Toyo Ink SC Holdings Co., Ltd.	4,100	78,474
Toyo Seikan Group Holdings, Ltd.	16,600	164,114
Toyo Suisan Kaisha, Ltd.	8,200	432,744
Toyo Tire Corp.	10,800	174,838
Toyobo Co., Ltd.	7,200	99,124
Toyoda Gosei Co., Ltd.	5,300	121,618
Toyota Boshoku Corp.	8,800	124,694
Toyota Industries Corp.	16,600	1,050,494
Toyota Motor Corp.	218,588	14,498,749
Toyota Tsusho Corp.	22,800	640,884
Trancom Co., Ltd.	1,300	93,867
Transcosmos, Inc.	2,100	57,301
Trend Micro, Inc.	13,600	828,255
Tri Chemical Laboratories, Inc.	500	58,323
Trusco Nakayama Corp.	2,900	73,378
TS Tech Co., Ltd.	5,800	163,879
Tsubaki Nakashima Co., Ltd.	4,800	36,531
Tsukishima Kikai Co., Ltd.	5,200	63,252
Tsukui Corp.	17,600	98,784
Tsumura & Co.	6,000	186,869
Tsuruha Holdings, Inc.	4,300	609,222
Tsurumi Manufacturing Co., Ltd.	1,400	24,275
TV Asahi Holdings Corp.	1,900	30,154
Ube Industries, Ltd.	7,800	131,639
Ulvac, Inc.	7,900	287,700
Unicharm Corp.	40,200	1,796,768
Union Tool Co.	2,400	73,291
Unipres Corp.	3,300	26,956
United Arrows, Ltd. (c)	2,300	33,426
United Urban Investment Corp. REIT	243	270,233
Universal Entertainment Corp. (b)	2,100	38,360
Ushio, Inc.	13,700	174,322
USS Co., Ltd.	22,600	404,141
UT Group Co., Ltd. (b)(c)	3,200	109,206
UUUM Co., Ltd. (b)(c)	1,500	32,245
Valor Holdings Co., Ltd.	4,500	124,465

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Valqua, Ltd.	4,600	$ 83,035
ValueCommerce Co., Ltd.	1,500	50,277
Vector, Inc. (b)	3,200	32,644
Vision, Inc. (b)(c)	2,300	17,926
Vital KSK Holdings, Inc.	7,300	75,529
VT Holdings Co., Ltd.	20,000	77,470
Wacoal Holdings Corp.	7,800	147,470
Wacom Co., Ltd.	24,300	160,373
Wakita & Co., Ltd.	7,000	70,186
Warabeya Nichiyo Holdings Co., Ltd. (c)	5,500	81,592
WATAMI Co., Ltd. (c)	10,500	98,977
WDB Holdings Co., Ltd.	2,600	76,116
Welcia Holdings Co., Ltd.	9,000	394,438
West Japan Railway Co.	17,200	849,299
World Co., Ltd.	3,100	41,964
Xebio Holdings Co., Ltd.	7,300	52,792
Yakult Honsha Co., Ltd.	11,300	627,047
YAKUODO Holdings Co., Ltd. (c)	3,100	77,766
YAMABIKO Corp.	6,300	77,039
YAMADA Consulting Group Co., Ltd.	4,400	50,593
Yamada Denki Co., Ltd.	74,000	368,806
Yamagata Bank, Ltd.	5,300	68,789
Yamaguchi Financial Group, Inc.	16,300	105,886
Yamaha Corp.	12,400	594,348
Yamaha Motor Co., Ltd.	28,600	415,321
Yamanashi Chuo Bank, Ltd.	7,300	57,292
Yamashin-Filter Corp.	8,400	86,339
Yamato Holdings Co., Ltd.	29,500	776,623
Yamato Kogyo Co., Ltd. (c)	7,700	188,456
Yamazaki Baking Co., Ltd. (c)	11,200	195,107
Yamazen Corp.	8,300	84,054
Yaoko Co., Ltd. (c)	1,700	126,178
Yaskawa Electric Corp.	24,500	957,926
Yellow Hat, Ltd.	4,700	78,530
Yodogawa Steel Works, Ltd.	1,700	30,431
Yokogawa Electric Corp.	28,100	445,996
Yokohama Reito Co., Ltd. (c)	11,000	95,445
Yokohama Rubber Co., Ltd.	10,800	153,648
Yokowo Co., Ltd.	1,700	44,639
Yomiuri Land Co., Ltd. (c)	2,600	103,961
Yonex Co., Ltd.	14,000	83,979
Yoshinoya Holdings Co., Ltd. (c)	3,700	69,241
Yuasa Trading Co., Ltd.	3,200	99,940
Yumeshin Holdings Co., Ltd. (c)	8,100	53,327
Yushin Precision Equipment Co., Ltd. (c)	8,100	53,851
Z Holdings Corp.	263,800	1,760,946
Zenkoku Hosho Co., Ltd.	4,700	185,626
Zensho Holdings Co., Ltd. (c)	8,400	198,117
Zeon Corp.	15,600	163,515
ZIGExN Co., Ltd.	13,400	44,051
Security Description	Shares	Value
Zojirushi Corp.	5,000	$ 82,906
ZOZO, Inc.	11,100	309,550
		442,044,098
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	17,725	595,222
KAZAKHSTAN — 0.0% (a)
KAZ Minerals PLC (c)	18,265	123,734
LIECHTENSTEIN — 0.0% (a)
Liechtensteinische Landesbank AG	1,120	63,548
VP Bank AG	299	36,821
		100,369
LUXEMBOURG — 0.1%
APERAM SA	4,543	127,849
ArcelorMittal SA (b)	81,377	1,082,770
Corp. America Airports SA (b)(c)	3,000	6,690
Eurofins Scientific SE (b)	1,472	1,166,268
Reinet Investments SCA	15,345	267,250
SES SA	39,514	279,783
Solutions 30 SE (b)	7,448	156,373
Tenaris SA	44,283	220,658
		3,307,641
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	221,000	1,494,123
Macau Legend Development, Ltd. (b)	509,000	69,236
Sands China, Ltd.	238,800	925,645
SJM Holdings, Ltd.	179,000	212,200
Wynn Macau, Ltd. (b)	164,400	263,832
		2,965,036
MALAYSIA — 0.5%
AirAsia Group Bhd (b)	140,400	22,732
Alliance Bank Malaysia Bhd	140,600	74,252
AMMB Holdings Bhd	132,400	95,840
Axiata Group Bhd	190,711	135,830
Berjaya Sports Toto Bhd	115,544	57,113
Bermaz Auto Bhd	173,300	57,786
British American Tobacco Malaysia Bhd	23,500	56,849
Bursa Malaysia Bhd	56,000	114,478
Carlsberg Brewery Malaysia Bhd Class B	11,200	55,956
CIMB Group Holdings Bhd	730,248	542,302
Dialog Group Bhd	340,100	312,073
DiGi.Com Bhd	287,200	279,179
Eco World Development Group Bhd (b)	487,200	47,197
Fraser & Neave Holdings Bhd	17,600	136,170
Gamuda Bhd	130,759	110,027
Genting Bhd	190,200	145,963
Genting Malaysia Bhd	259,500	130,096

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Genting Plantations Bhd	24,900	$ 59,377
Globetronics Technology Bhd	140,900	90,345
HAP Seng Consolidated Bhd	66,200	114,019
Hartalega Holdings Bhd	198,300	776,680
Hong Leong Bank Bhd	60,032	217,828
Hong Leong Financial Group Bhd	20,700	71,437
IGB Real Estate Investment Trust	237,700	104,106
IHH Healthcare Bhd	160,100	200,875
IJM Corp. Bhd	331,300	114,953
Inari Amertron Bhd	243,500	134,626
IOI Corp. Bhd	232,200	249,531
Kossan Rubber Industries	53,200	175,919
Kuala Lumpur Kepong Bhd	43,969	240,945
Magnum Bhd	110,393	55,862
Malayan Banking Bhd	363,364	632,110
Malaysia Airports Holdings Bhd	66,124	75,941
Maxis Bhd	258,800	316,862
MISC Bhd	127,400	230,514
My EG Services Bhd (b)	206,300	65,473
Nestle Malaysia Bhd	6,300	214,489
Pavilion Real Estate Investment Trust	207,000	76,713
Petronas Chemicals Group Bhd	221,700	300,385
Petronas Dagangan Bhd	22,600	107,458
Petronas Gas Bhd	73,100	289,863
PPB Group Bhd	59,080	270,506
Press Metal Aluminium Holdings Bhd	136,100	168,786
Public Bank Bhd	282,300	1,067,704
QL Resources Bhd	61,700	145,745
RHB Bank Bhd	128,959	141,997
Sime Darby Bhd	142,535	85,601
Sime Darby Plantation Bhd	213,335	259,812
Sime Darby Property Bhd	142,535	19,904
SKP Resources Bhd	271,300	121,090
SP Setia Bhd Group	134,214	24,967
Sunway Real Estate Investment Trust	264,700	99,441
Supermax Corp. Bhd (b)	378,940	772,215
Telekom Malaysia Bhd	91,003	90,652
Tenaga Nasional Bhd	289,200	731,801
TIME dotCom Bhd	41,100	118,778
Top Glove Corp. Bhd	426,000	854,134
ViTrox Corp. Bhd	35,300	103,636
VS Industry Bhd	222,000	122,025
Westports Holdings Bhd	92,500	86,520
Yinson Holdings Bhd	43,900	59,230
YTL Corp. Bhd	36,408	5,929
		12,640,627
MALTA — 0.0% (a)
Kambi Group PLC (b)	4,950	161,704
Security Description	Shares	Value
Kindred Group PLC SDR	18,874	$ 136,745
		298,449
MEXICO — 0.5%
Alfa SAB de CV Class A	304,400	189,046
Alpek SAB de CV (c)	39,100	27,276
Alsea SAB de CV (b)	45,700	43,639
America Movil SAB de CV Series L	3,465,400	2,178,850
Arca Continental SAB de CV	54,500	236,434
Axtel SAB de CV (b)(c)	78,800	25,094
Banco del Bajio SA (b)(f)	67,700	50,785
Becle SAB de CV	50,700	103,647
Bolsa Mexicana de Valores SAB de CV	43,400	98,514
Cemex SAB de CV Series CPO	1,546,164	586,927
Coca-Cola Femsa SAB de CV	62,500	255,342
Concentradora Fibra Danhos SA de CV REIT	25,800	23,678
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	71,100	51,596
Corp. Inmobiliaria Vesta SAB de CV	55,600	83,920
Fibra Uno Administracion SA de CV REIT	323,800	256,538
Fomento Economico Mexicano SAB de CV	198,700	1,121,503
Genomma Lab Internacional SAB de CV Class B (b)	73,200	71,755
Gentera SAB de CV (b)(c)	114,600	32,756
Gruma SAB de CV Class B	24,445	271,350
Grupo Aeroportuario del Centro Norte SAB de CV (b)	35,400	162,842
Grupo Aeroportuario del Pacifico SAB de CV Class B	39,300	315,974
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	21,410	249,046
Grupo Bimbo SAB de CV Class A	189,900	355,873
Grupo Carso SAB de CV Series A1	41,500	85,403
Grupo Cementos de Chihuahua SAB de CV	16,800	78,407
Grupo Comercial Chedraui SA de CV	30,395	33,320
Grupo Financiero Banorte SAB de CV Series O (b)	265,100	920,103
Grupo Financiero Inbursa SAB de CV Series O (b)	293,600	229,153
Grupo Herdez SAB de CV	19,657	35,644
Grupo Mexico SAB de CV Class B	316,400	806,201

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Grupo Rotoplas SAB de CV (c)	16,200	$ 13,877
Grupo Televisa SAB Series CPO (b)(c)	247,700	306,543
Industrias Penoles SAB de CV	14,335	232,008
Infraestructura Energetica Nova SAB de CV	55,200	166,607
Kimberly-Clark de Mexico SAB de CV Class A	157,100	249,786
La Comer SAB de CV	43,700	69,225
Macquarie Mexico Real Estate Management SA de CV REIT (f)	141,200	173,720
Megacable Holdings SAB de CV	45,900	132,300
Orbia Advance Corp. SAB de CV	151,257	265,436
PLA Administradora Industrial S de RL de CV REIT	130,200	180,475
Prologis Property Mexico SA de CV REIT	47,614	92,529
Promotora y Operadora de Infraestructura SAB de CV (b)	26,395	186,965
Qualitas Controladora SAB de CV	17,900	67,616
Regional SAB de CV (b)	21,200	50,408
Telesites SAB de CV (b)	129,400	116,646
Wal-Mart de Mexico SAB de CV	535,100	1,285,893
		12,570,650
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)(c)	103,700	87,727
NETHERLANDS — 2.4%
Aalberts NV	9,003	323,799
ABN AMRO Bank NV (f)	43,206	361,243
Accell Group NV (b)	2,918	80,957
Adyen NV (b)(f)	1,859	3,429,481
Aegon NV	181,317	469,385
Akzo Nobel NV	19,710	1,992,439
Alfen Beheer B.V. (b)(f)	1,125	71,432
Altice Europe NV (b)	57,747	274,987
AMG Advanced Metallurgical Group NV	2,837	46,781
Arcadis NV (b)	6,545	142,080
Argenx SE (b)	4,940	1,305,205
ASM International NV	4,716	676,120
ASML Holding NV	43,862	16,204,206
ASR Nederland NV	14,402	484,470
Basic-Fit NV (b)(f)	5,317	126,703
BE Semiconductor Industries NV	8,196	351,438
Boskalis Westminster (b)	9,394	186,385
Brack Capital Properties NV (b)	593	43,946
Security Description	Shares	Value
Corbion NV	5,892	$ 270,993
Eurocommercial Properties NV REIT	4,112	47,638
Euronext NV (f)	5,720	716,645
EXOR NV	11,077	601,393
Flow Traders (f)	2,816	112,553
ForFarmers NV	3,364	20,592
Fugro NV (b)(c)	10,722	41,919
Heineken Holding NV	11,768	917,214
Heineken NV	26,880	2,393,450
IMCD NV	5,372	639,027
ING Groep NV (b)	399,185	2,849,417
Intertrust NV (f)	7,353	125,186
Just Eat Takeaway (b)(f)	5,995	672,300
Just Eat Takeaway.com NV (b)(f)	6,916	774,355
Koninklijke Ahold Delhaize NV	112,557	3,327,519
Koninklijke BAM Groep NV (b)(c)	23,957	30,263
Koninklijke DSM NV	17,605	2,898,833
Koninklijke KPN NV	364,894	856,304
Koninklijke Philips NV (b)	92,725	4,379,141
Koninklijke Vopak NV	6,360	358,434
NIBC Holding NV (b)(f)	2,669	23,172
NN Group NV	30,805	1,154,883
NSI NV REIT (b)	1,655	58,218
OCI NV (b)	7,624	97,737
Pharming Group NV (b)(c)	79,859	89,002
PostNL NV	37,836	114,887
Randstad NV (b)	12,170	634,719
Royal Dutch Shell PLC Class A	418,909	5,239,307
Royal Dutch Shell PLC Class B	378,558	4,599,509
SBM Offshore NV	17,495	279,122
Shop Apotheke Europe NV (b)(f)	1,829	318,657
SIF Holding NV (b)(c)	5,076	89,017
Signify NV (b)(f)	12,767	472,294
TKH Group NV	3,680	134,283
TomTom NV (b)	6,283	47,103
Vastned Retail NV REIT (c)	2,401	64,171
Wereldhave NV REIT	3,096	28,231
Wolters Kluwer NV	28,421	2,424,795
		64,473,340
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)(c)	75,568	768,453
Air New Zealand, Ltd. (b)	39,625	36,116
Argosy Property, Ltd.	75,293	68,016
Auckland International Airport, Ltd.	127,848	620,044
Chorus, Ltd.	58,510	334,968
Contact Energy, Ltd.	91,772	405,766
Fisher & Paykel Healthcare Corp., Ltd.	58,694	1,294,331

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fletcher Building, Ltd. (b)	76,946	$ 196,722
Genesis Energy, Ltd.	47,419	92,343
Goodman Property Trust REIT	102,558	159,805
Infratil, Ltd.	90,787	300,595
Kiwi Property Group, Ltd.	146,941	103,431
Mercury NZ, Ltd.	63,013	213,045
Meridian Energy, Ltd.	133,930	440,113
Metlifecare, Ltd. (b)	25,266	99,910
Oceania Healthcare, Ltd.	172,788	131,516
Precinct Properties New Zealand, Ltd.	115,966	129,879
Pushpay Holdings, Ltd. (b)	35,356	208,063
Restaurant Brands New Zealand, Ltd. (b)	2,885	22,738
Ryman Healthcare, Ltd.	49,434	464,042
SKY Network Television, Ltd. (b)	191,619	18,039
SKYCITY Entertainment Group, Ltd.	116,799	231,555
Spark New Zealand, Ltd.	213,011	664,106
Summerset Group Holdings, Ltd.	23,526	140,586
Synlait Milk, Ltd. (b)	12,214	44,388
Z Energy, Ltd.	93,478	170,228
		7,358,798
NORWAY — 0.5%
Aker ASA Class A	2,027	87,063
Atea ASA	13,837	169,956
Austevoll Seafood ASA	8,295	68,874
Bonheur ASA	2,172	51,236
Borregaard ASA	15,205	232,900
BW Offshore, Ltd.	10,003	28,233
Crayon Group Holding ASA (b)(f)	3,516	45,874
DNB ASA	101,102	1,404,033
DNO ASA (c)	50,331	24,883
Elkem ASA (f)	23,786	50,560
Entra ASA (c)(f)	15,733	220,407
Equinor ASA	102,305	1,444,915
Europris ASA (f)	25,386	129,741
Fjordkraft Holding ASA (f)	8,055	77,967
Frontline, Ltd.	14,558	95,562
Gjensidige Forsikring ASA	21,505	435,080
Golden Ocean Group, Ltd.	7,871	29,762
Grieg Seafood ASA	5,761	52,471
Hexagon Composites ASA (b)	10,297	57,062
Kongsberg Gruppen ASA	8,183	122,519
Leroy Seafood Group ASA	27,087	155,060
Mowi ASA	44,896	796,300
NEL ASA (b)	117,728	213,374
Nordic Semiconductor ASA (b)	12,998	133,675
Norsk Hydro ASA (b)	137,366	377,982
Norway Royal Salmon ASA	1,201	27,467
Security Description	Shares	Value
Norwegian Finans Holding ASA (b)	13,593	$ 98,696
Ocean Yield ASA (c)	29,146	69,784
Orkla ASA	76,716	771,846
Protector Forsikring ASA (b)	9,425	46,033
Salmar ASA (b)	5,837	329,774
Sbanken ASA (b)(f)	8,291	59,736
Scatec Solar ASA (f)	10,761	247,750
Schibsted ASA Class B (b)	12,003	476,708
Selvaag Bolig ASA	6,732	37,215
SpareBank 1 Nord Norge	9,611	66,306
SpareBank 1 Oestlandet	3,686	34,547
SpareBank 1 SMN	20,154	181,617
SpareBank 1 SR-Bank ASA (b)	16,279	134,295
Stolt-Nielsen, Ltd.	2,737	23,962
Storebrand ASA (b)	73,126	384,001
Telenor ASA	73,668	1,232,948
TGS Nopec Geophysical Co. ASA	10,272	124,970
Tomra Systems ASA (b)	11,314	488,600
Veidekke ASA (b)	9,726	124,812
Wallenius Wilhelmsen ASA (b)	67,834	103,579
Yara International ASA	18,085	693,742
		12,263,877
PAKISTAN — 0.0% (a)
Bank Alfalah, Ltd.	325,000	68,430
Habib Bank, Ltd.	53,000	41,805
MCB Bank, Ltd.	39,200	41,109
Millat Tractors, Ltd.	5,850	30,429
Oil & Gas Development Co., Ltd.	90,100	56,174
Pakistan Oilfields, Ltd.	24,150	61,259
Pakistan State Oil Co., Ltd.	58,500	70,422
		369,628
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,100	270,062
Credicorp, Ltd.	7,000	867,930
Hochschild Mining PLC (b)	31,281	88,374
Southern Copper Corp.	8,700	393,849
		1,620,215
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	172,249
Aboitiz Power Corp.	208,000	109,749
Alliance Global Group, Inc. (b)	450,900	65,288
Ayala Corp.	25,640	366,620
Ayala Land, Inc.	1,138,900	700,943
Bank of the Philippine Islands	68,567	90,788
BDO Unibank, Inc.	193,893	345,978
Globe Telecom, Inc.	2,995	128,465
GT Capital Holdings, Inc.	6,657	53,280

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	76,460	$ 174,433
JG Summit Holdings, Inc.	250,410	311,989
Jollibee Foods Corp.	33,510	100,459
Manila Electric Co.	24,040	134,778
Megaworld Corp. (b)	1,020,000	62,609
Metro Pacific Investments Corp.	974,000	70,379
Metropolitan Bank & Trust Co.	134,886	106,790
PLDT, Inc.	6,380	175,329
Puregold Price Club, Inc.	185,180	187,672
Robinsons Land Corp.	196,244	57,829
Security Bank Corp.	5,920	11,324
SM Investments Corp.	23,315	425,201
SM Prime Holdings, Inc.	982,300	598,628
Universal Robina Corp.	80,890	224,343
		4,675,123
POLAND — 0.2%
Alior Bank SA (b)	13,668	47,429
Asseco Poland SA	9,061	162,862
Bank Millennium SA (b)	64,815	46,347
Bank Polska Kasa Opieki SA (b)	18,766	244,390
Budimex SA	1,486	94,164
CCC SA (b)	4,227	51,778
CD Projekt SA (b)	6,873	744,010
Cyfrowy Polsat SA (b)	29,396	205,687
Dino Polska SA (b)(f)	5,007	294,468
Enea SA (b)	20,497	30,254
Eurocash SA (b)	11,605	43,190
Grupa Azoty SA (b)	4,145	26,055
Grupa Lotos SA	7,458	66,507
Jastrzebska Spolka Weglowa SA	9,529	63,497
KGHM Polska Miedz SA (b)	23,461	717,775
KRUK SA (b)	1,586	53,932
LPP SA (b)	120	203,878
mBank SA (b)	1,138	49,116
Neuca SA	233	30,469
Orange Polska SA (b)	52,083	92,155
PGE Polska Grupa Energetyczna SA (b)	65,340	108,473
PLAY Communications SA (f)	13,043	130,297
Polski Koncern Naftowy ORLEN SA	28,665	340,115
Polskie Gornictwo Naftowe i Gazownictwo SA	177,063	231,588
Powszechna Kasa Oszczednosci Bank Polski SA (b)	83,645	458,966
Powszechny Zaklad Ubezpieczen SA (b)	61,741	396,103
Santander Bank Polska SA (b)	3,603	132,823
Tauron Polska Energia SA (b)	97,650	55,511
Security Description	Shares	Value
TEN Square Games SA	370	$ 55,034
		5,176,873
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R (b)(c)	944,985	89,084
CTT-Correios de Portugal SA (b)	13,428	39,695
EDP - Energias de Portugal SA	298,335	1,467,143
Galp Energia SGPS SA	47,674	442,275
Jeronimo Martins SGPS SA	26,225	421,780
Navigator Co. SA	27,308	68,156
NOS SGPS SA	43,721	155,040
REN - Redes Energeticas Nacionais SGPS SA	43,185	120,103
Sonae SGPS SA	99,350	67,383
		2,870,659
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	138,724
Barwa Real Estate Co.	230,600	221,996
Commercial Bank PQSC	254,403	284,243
Doha Bank QPSC (b)	98,027	63,080
Gulf International Services QSC (b)	149,047	64,953
Industries Qatar QSC	215,487	585,570
Masraf Al Rayan QSC	321,190	367,851
Mesaieed Petrochemical Holding Co.	504,113	288,027
Ooredoo QSC	58,320	107,469
Qatar Aluminium Manufacturing Co.	379,745	105,942
Qatar Electricity & Water Co. QSC	64,414	299,666
Qatar Fuel QSC	33,948	165,374
Qatar Insurance Co. SAQ	269,557	169,563
Qatar International Islamic Bank QSC	40,744	94,049
Qatar Islamic Bank SAQ	104,670	474,934
Qatar National Bank QPSC	470,757	2,357,296
Qatar Navigation QSC	38,565	63,630
Vodafone Qatar QSC	240,260	83,869
		5,936,236
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	38,089	157,589
RUSSIA — 0.8%
Alrosa PJSC (b)	223,022	212,356
Evraz PLC	52,083	232,360
Gazprom PJSC ADR	67,115	292,081
Gazprom PJSC ADR (c)	56,669	247,077
Gazprom PJSC	969,660	2,139,840
Inter Rao Use PJSC (b)	5,356,000	386,992
LUKOIL PJSC ADR	4,389	253,600
LUKOIL PJSC	38,411	2,228,644
Magnit PJSC GDR	33,455	498,711

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Magnitogorsk Iron & Steel Works PJSC (b)	226,900	$ 113,112
Mechel PJSC ADR (b)	9,600	14,496
MMC Norilsk Nickel PJSC	6,245	1,513,422
Mobile TeleSystems PJSC ADR	26,400	230,472
Mobile TeleSystems PJSC	31,200	136,257
Moscow Exchange MICEX (b)	132,585	250,455
Novatek PJSC GDR	9,820	1,344,207
Novolipetsk Steel PJSC (b)	113,250	250,576
PhosAgro PJSC GDR	11,644	139,968
Polymetal International PLC	22,125	483,001
Polyus PJSC (b)	2,617	550,286
Polyus PJSC GDR	1,062	111,885
Rosneft Oil Co. PJSC	120,780	598,287
Sberbank of Russia PJSC ADR (b)	26,760	312,409
Sberbank of Russia PJSC (b)	997,580	2,936,772
Severstal PAO	18,520	236,699
Sistema PJSC FC GDR	40,100	214,906
Surgutneftegas PJSC Preference Shares	802,100	405,178
Surgutneftegas PJSC	888,900	397,765
Tatneft PJSC	129,220	771,977
TCS Group Holding PLC GDR	8,356	220,391
VTB Bank PJSC (b)	437,390,000	195,513
X5 Retail Group NV GDR	12,063	445,799
Yandex NV Class A (b)(c)	30,748	2,006,307
		20,371,801
SAUDI ARABIA — 0.8%
Abdullah Al Othaim Markets Co.	1,991	68,901
Advanced Petrochemical Co.	8,106	127,963
Al Hammadi Co. for Development and Investment (b)	20,250	156,671
Al Rajhi Bank	127,833	2,240,581
Al Rajhi Co. for Co-operative Insurance (b)	4,209	90,685
Aldrees Petroleum and Transport Services Co.	5,468	96,662
Alinma Bank (b)	81,229	354,451
Almarai Co. JSC	20,087	284,056
Alujain Holding (b)	7,396	88,021
Arab National Bank	43,104	233,943
Arabian Cement Co.	9,227	79,948
Arriyadh Development Co.	18,294	81,645
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	98,976
Bank AlBilad	27,799	179,489
Bank Al-Jazira	22,911	85,762
Banque Saudi Fransi	52,979	457,912
Bupa Arabia for Cooperative Insurance Co. (b)	9,718	318,602
Security Description	Shares	Value
City Cement Co. (b)	8,580	$ 45,510
Co. for Cooperative Insurance (b)	5,049	117,345
Dallah Healthcare Co.	7,407	93,207
Dar Al Arkan Real Estate Development Co. (b)	39,088	97,890
Dur Hospitality Co.	12,960	107,562
Eastern Province Cement Co.	9,470	88,960
Emaar Economic City (b)	34,732	93,292
Etihad Etisalat Co. (b)	32,700	249,321
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	71,501
Herfy Food Services Co.	2,033	29,160
Jarir Marketing Co.	4,275	214,022
Leejam Sports Co. JSC	3,769	71,845
Maharah Human Resources Co.	2,209	47,430
Middle East Healthcare Co. (b)	11,802	115,626
Mobile Telecommunications Co. (b)	33,673	121,732
Mouwasat Medical Services Co.	4,245	141,466
Najran Cement Co. (b)	15,550	73,627
National Agriculture Development Co (b)	20,791	177,287
National Commercial Bank	157,343	1,562,973
National Gas & Industrialization Co.	2,926	23,852
National Industrialization Co. (b)	71,502	253,609
National Medical Care Co.	5,781	85,243
Northern Region Cement Co.	17,439	55,860
Qassim Cement Co.	1,837	36,393
Rabigh Refining & Petrochemical Co. (b)	13,507	56,346
Riyad Bank	157,995	787,405
Sahara International Petrochemical Co.	26,583	117,282
Samba Financial Group	86,844	624,641
Saudi Airlines Catering Co.	4,009	88,284
Saudi Arabian Fertilizer Co.	25,578	559,684
Saudi Arabian Mining Co. (b)	41,436	463,323
Saudi Arabian Oil Co. (f)	230,178	2,204,397
Saudi Basic Industries Corp.	87,926	2,076,574
Saudi British Bank	64,706	436,995
Saudi Cement Co.	5,941	92,024
Saudi Ceramic Co. (b)	1,873	21,916
Saudi Chemical Co. Holding (b)	16,716	148,958
Saudi Co. For Hardware CJSC	5,311	72,779
Saudi Electricity Co.	89,964	413,072
Saudi Industrial Investment Group	16,632	103,363

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (b)	124,148	$ 387,910
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	99,220
Saudi Public Transport Co. (b)	5,953	28,803
Saudi Real Estate Co. (b)	15,161	62,003
Saudi Research & Marketing Group (b)	4,483	94,255
Saudi Telecom Co.	63,988	1,715,847
Saudia Dairy & Foodstuff Co.	534	26,020
Savola Group	18,971	243,176
Seera Group Holding (b)	14,011	71,371
Southern Province Cement Co.	6,007	110,499
United Electronics Co.	5,677	105,568
United International Transportation Co.	1,592	14,436
Yamama Cement Co.	14,880	103,143
Yanbu Cement Co.	10,069	97,156
Yanbu National Petrochemical Co.	21,130	331,295
		20,776,726
SINGAPORE — 0.7%
Accordia Golf Trust	66,300	895
AIMS APAC REIT	50,300	44,442
ARA LOGOS Logistics Trust REIT	133,200	60,791
Ascendas India Trust	79,100	80,034
Ascendas Real Estate Investment Trust	314,151	751,714
Ascott Residence Trust	167,317	110,190
BOC Aviation, Ltd. (f)	21,300	145,951
BW LPG, Ltd. (f)	11,460	47,178
CapitaLand Commercial Trust REIT	336,790	408,358
CapitaLand Mall Trust REIT	263,800	375,440
CapitaLand Retail China Trust REIT	62,100	50,822
CapitaLand, Ltd. (c)	262,300	524,414
CDL Hospitality Trusts Stapled Security	71,300	55,449
City Developments, Ltd.	59,600	335,504
ComfortDelGro Corp., Ltd.	221,300	229,982
DBS Group Holdings, Ltd.	185,048	2,720,354
EAGLE HOSPITALITY TRUST UNIT (b)(d)	112,600	7,713
ESR-REIT	191,868	54,534
Far East Hospitality Trust Stapled Security	140,900	57,292
First Real Estate Investment Trust	67,100	21,486
First Resources, Ltd.	50,200	44,731
Frasers Centrepoint Trust REIT	114,800	202,947
Security Description	Shares	Value
Frasers Hospitality Trust Stapled Security	135,000	$ 42,825
Frasers Logistics & Commercial Trust REIT	285,139	291,946
Genting Singapore, Ltd.	773,000	381,555
Golden Agri-Resources, Ltd.	606,500	63,448
GuocoLand, Ltd.	27,500	30,286
IGG, Inc. (c)	79,000	90,746
Jardine Cycle & Carriage, Ltd.	11,711	155,441
Kenon Holdings, Ltd.	1,959	44,372
Keppel Corp., Ltd.	173,900	569,621
Keppel DC REIT	133,400	285,123
Keppel Infrastructure Trust	573,500	229,781
Keppel Pacific Oak US REIT	76,700	55,999
Keppel REIT	146,700	115,740
Lendlease Global Commercial REIT	83,600	42,025
Lippo Malls Indonesia Retail Trust REIT (c)	332,900	19,698
Manulife US Real Estate Investment Trust	204,200	151,933
Mapletree Commercial Trust REIT	272,368	391,261
Mapletree Industrial Trust REIT	152,900	362,251
Mapletree Logistics Trust REIT	260,500	392,368
Mapletree North Asia Commercial Trust REIT	240,400	166,461
NetLink NBN Trust	426,700	305,461
OUE Commercial Real Estate Investment Trust	194,900	51,219
OUE, Ltd.	121,100	104,942
Oversea-Chinese Banking Corp., Ltd.	345,332	2,147,449
Parkway Life Real Estate Investment Trust	51,200	156,016
Prime US REIT	43,900	36,307
Raffles Medical Group, Ltd.	84,876	50,412
Sasseur Real Estate Investment Trust	189,800	107,442
SATS, Ltd.	81,900	171,035
Sembcorp Industries, Ltd.	92,900	91,917
Sembcorp Marine, Ltd. (b)	1,457,331	157,505
Sheng Siong Group, Ltd.	61,200	72,350
SIA Engineering Co., Ltd.	26,100	32,153
Singapore Airlines, Ltd.	146,500	374,891
Singapore Exchange, Ltd.	82,100	553,717
Singapore Post, Ltd.	116,800	55,454
Singapore Press Holdings, Ltd.	178,700	136,924
Singapore Technologies Engineering, Ltd.	152,300	388,095
Singapore Telecommunications, Ltd.	833,900	1,305,066
Soilbuild Business Space REIT	183,900	67,719

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SPH REIT	70,500	$ 45,816
Starhill Global REIT	183,300	59,560
StarHub, Ltd.	54,800	48,298
Suntec Real Estate Investment Trust	238,200	255,389
United Overseas Bank, Ltd.	120,193	1,693,120
UOL Group, Ltd.	49,233	241,906
Venture Corp., Ltd.	27,100	384,779
Wing Tai Holdings, Ltd.	35,900	45,880
Yanlord Land Group, Ltd.	52,900	44,023
Yoma Strategic Holdings, Ltd. (b)(c)	306,500	64,600
		19,462,546
SOUTH AFRICA — 1.0%
Absa Group, Ltd.	89,360	475,465
AECI, Ltd.	9,970	45,881
African Rainbow Minerals, Ltd. (c)	12,579	145,824
Anglo American Platinum, Ltd.	6,612	459,703
Anglo American PLC	125,994	3,054,034
Aspen Pharmacare Holdings, Ltd. (b)	37,164	266,429
Astral Foods, Ltd.	3,513	27,668
AVI, Ltd.	32,809	146,165
Barloworld, Ltd.	19,472	71,476
Bid Corp., Ltd.	34,259	529,297
Bidvest Group, Ltd.	39,038	321,869
Capitec Bank Holdings, Ltd.	8,493	525,289
Clicks Group, Ltd.	23,831	317,647
Coronation Fund Managers, Ltd.	19,084	45,982
DataTec, Ltd. (b)	38,866	51,425
Dis-Chem Pharmacies, Ltd. (f)	31,283	32,296
Discovery, Ltd.	35,915	273,837
DRDGOLD, Ltd.	44,155	52,225
Equites Property Fund, Ltd. REIT	80,348	81,889
Exxaro Resources, Ltd.	35,745	265,935
FirstRand, Ltd.	503,178	1,239,917
Fortress REIT, Ltd. Class A,	115,468	90,339
Foschini Group, Ltd.	27,456	135,005
Gold Fields, Ltd.	96,518	1,185,718
Growthpoint Properties, Ltd. REIT	265,098	194,591
Harmony Gold Mining Co., Ltd. (b)	55,446	294,742
Impala Platinum Holdings, Ltd. (c)	81,615	712,105
Imperial Logistics, Ltd.	47,957	108,701
Investec PLC	52,375	96,572
Investec, Ltd.	34,578	65,176
JSE, Ltd.	20,858	146,619
KAP Industrial Holdings, Ltd. (b)	705,488	102,909
Security Description	Shares	Value
Kumba Iron Ore, Ltd.	6,528	$ 193,648
Liberty Holdings, Ltd.	15,761	53,603
Life Healthcare Group Holdings, Ltd.	124,734	127,336
Momentum Metropolitan Holdings	83,371	77,473
Motus Holdings, Ltd.	19,611	50,550
Mr. Price Group, Ltd.	36,746	289,351
MTN Group, Ltd. (c)	173,217	583,605
MultiChoice Group, Ltd.	40,238	233,408
Naspers, Ltd. Class N	44,484	7,889,907
Nedbank Group, Ltd.	32,083	192,791
Netcare, Ltd.	112,609	87,225
Ninety One, Ltd. (b)	17,289	45,751
Northam Platinum, Ltd. (b)	36,449	372,027
Oceana Group, Ltd.	11,307	42,028
Old Mutual, Ltd. (e)	156,832	97,075
Old Mutual, Ltd. (c)(e)	315,585	194,037
Pepkor Holdings, Ltd. (f)	105,711	70,601
Pick n Pay Stores, Ltd.	29,885	84,119
PSG Group, Ltd.	17,508	48,023
Rand Merchant Investment Holdings, Ltd.	71,980	125,275
Redefine Properties, Ltd. REIT	565,715	81,617
Remgro, Ltd.	51,126	286,945
Resilient REIT, Ltd.	34,728	76,580
Reunert, Ltd.	15,137	25,808
Royal Bafokeng Platinum, Ltd. (b)	14,538	60,601
Sanlam, Ltd.	207,751	643,038
Sappi, Ltd. (b)	32,283	51,366
Sasol, Ltd. (b)	69,231	534,541
Shoprite Holdings, Ltd. (c)	51,341	420,608
Sibanye Stillwater, Ltd. (c)	232,247	647,280
SPAR Group, Ltd.	17,617	200,304
Standard Bank Group, Ltd.	136,794	882,282
Steinhoff International Holdings NV (b)(c)	418,971	17,583
Super Group, Ltd. (b)	99,955	120,749
Telkom SA SOC, Ltd. (c)	39,144	61,487
Tiger Brands, Ltd.	17,906	204,792
Transaction Capital, Ltd.	44,692	57,847
Truworths International, Ltd. (c)	30,269	56,564
Vodacom Group, Ltd.	61,767	454,856
Vukile Property Fund, Ltd. REIT	94,716	27,556
Woolworths Holdings, Ltd.	90,575	190,774
		27,523,741
SOUTH KOREA — 3.5%
ABLBio, Inc. (b)	2,537	67,047
AfreecaTV Co., Ltd.	572	28,660
Ahnlab, Inc.	2,297	129,485
Alteogen, Inc. (b)	1,964	301,361
Amicogen, Inc. (b)	3,467	129,036

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Amorepacific Corp.	3,822	$ 532,827
Amorepacific Corp. Preference Shares	740	36,435
AMOREPACIFIC Group	2,522	105,093
Ananti, Inc. (b)	6,092	48,733
Asiana Airlines, Inc. (b)	32,507	108,152
BGF retail Co., Ltd.	795	84,078
BH Co., Ltd. (b)	730	13,199
Binex Co., Ltd. (b)	5,433	144,679
BNK Financial Group, Inc.	27,622	119,513
Bukwang Pharmaceutical Co., Ltd.	3,621	88,169
Cellivery Therapeutics, Inc. (b)	574	99,311
Celltrion Healthcare Co., Ltd. (b)	7,914	593,646
Celltrion Pharm, Inc. (b)	1,414	136,611
Celltrion, Inc. (b)	9,648	2,122,213
Chabiotech Co., Ltd. (b)	3,560	57,693
Cheil Worldwide, Inc.	7,506	134,454
Chong Kun Dang Pharmaceutical Corp.	607	85,931
Chunbo Co., Ltd.	931	134,973
CJ CheilJedang Corp.	942	317,959
CJ Corp.	1,354	94,020
CJ ENM Co., Ltd.	1,018	123,807
CJ Logistics Corp. (b)	1,096	166,183
Com2uSCorp	2,104	205,964
Cosmax, Inc.	682	67,472
Coway Co., Ltd.	6,030	410,109
CrystalGenomics, Inc. (b)	7,875	120,604
CS Wind Corp.	1,417	120,109
Daelim Industrial Co., Ltd.	2,706	178,848
Daesang Corp.	4,987	110,956
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	57,815
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	72,393
Daewoong Co., Ltd.	2,154	56,572
Daewoong Pharmaceutical Co., Ltd.	429	38,370
Daou Technology, Inc.	6,450	118,052
DB HiTek Co., Ltd.	3,213	102,939
DB Insurance Co., Ltd.	5,525	213,523
DGB Financial Group, Inc.	15,300	71,685
DIO Corp. (b)	4,286	114,160
Dongjin Semichem Co., Ltd.	5,592	141,137
DongKook Pharmaceutical Co., Ltd.	4,240	99,209
Dongsuh Cos., Inc.	2,706	68,666
Doosan Bobcat, Inc.	4,079	94,159
Doosan Fuel Cell Co., Ltd. (b)	2,082	76,253
Doosan Heavy Industries & Construction Co., Ltd. (b)	11,371	129,993
Security Description	Shares	Value
Doosan Infracore Co., Ltd. (b)	12,565	$ 94,010
DoubleUGames Co., Ltd.	843	53,558
Douzone Bizon Co., Ltd.	2,524	224,918
Ecopro BM Co., Ltd.	744	86,598
Ecopro Co., Ltd.	3,432	130,994
E-MART, Inc.	2,133	257,712
Enzychem Lifesciences Corp. (b)	1,168	108,758
Eo Technics Co., Ltd.	1,483	125,609
F&F Co., Ltd.	610	46,317
Feelux Co., Ltd. (b)	7,699	22,890
Fila Holdings Corp.	5,207	162,719
Foosung Co., Ltd.	13,563	108,517
GemVax & Kael Co., Ltd. (b)	2,866	56,561
Geneonelifescience, Inc. (b)	4,103	104,022
Genexine Co., Ltd. (b)	2,807	342,438
Green Cross Corp.	529	100,361
Green Cross Holdings Corp.	5,248	104,688
GS Engineering & Construction Corp.	5,552	114,360
GS Holdings Corp.	5,913	156,553
GS Retail Co., Ltd.	3,570	102,315
G-treeBNT Co., Ltd. (b)	2,091	47,474
Hana Financial Group, Inc.	30,667	736,715
Hanall Biopharma Co., Ltd. (b)	2,599	75,114
Hankook Shell Oil Co., Ltd.	332	66,806
Hankook Tire & Technology Co., Ltd.	8,351	225,033
Hanmi Pharm Co., Ltd.	616	144,012
Hanon Systems	16,734	176,705
Hansol Chemical Co., Ltd.	1,234	158,022
Hansol Paper Co., Ltd.	6,147	73,218
Hanssem Co., Ltd.	2,499	228,407
Hanwha Aerospace Co., Ltd. (b)	4,757	102,991
Hanwha Corp.	3,640	78,265
Hanwha Life Insurance Co., Ltd.	31,079	40,541
Hanwha Solutions Corp.	13,246	434,502
HDC Hyundai Development Co-Engineering & Construction Class E	3,261	59,338
Helixmith Co., Ltd. (b)	2,504	76,029
Hite Jinro Co., Ltd.	2,855	88,329
HLB Life Science Co., Ltd. (b)	4,660	123,168
HLB, Inc. (b)(c)	4,111	362,397
HMM Co., Ltd. (b)	22,908	140,651
Hotel Shilla Co., Ltd.	3,574	231,468
Hugel, Inc. (b)	1,296	201,976
Hyosung Chemical Corp.	809	85,427
Hyosung Corp.	858	53,447
Hyundai Bioscience Co., Ltd. (b)	4,204	39,536

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Department Store Co., Ltd.	1,309	$ 62,939
Hyundai Elevator Co., Ltd.	2,938	102,465
Hyundai Engineering & Construction Co., Ltd.	7,969	206,862
Hyundai Glovis Co., Ltd.	1,744	214,435
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	187,035
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	109,578
Hyundai Mipo Dockyard Co., Ltd.	2,168	54,860
Hyundai Mobis Co., Ltd.	6,796	1,333,265
Hyundai Motor Co.	15,277	2,326,994
Hyundai Motor Co. Preference Shares (e)	3,845	290,193
Hyundai Motor Co. Preference Shares (e)	2,761	199,331
Hyundai Rotem Co., Ltd. (b)	7,810	106,773
Hyundai Steel Co.	8,186	172,034
Hyundai Wia Corp.	1,507	52,109
Iljin Materials Co., Ltd.	2,086	80,413
Ilyang Pharmaceutical Co., Ltd.	1,234	83,239
Industrial Bank of Korea	28,125	192,125
Innocean Worldwide, Inc.	814	37,151
IS Dongseo Co., Ltd.	3,285	114,580
JB Financial Group Co., Ltd.	11,582	44,639
JYP Entertainment Corp.	4,449	144,493
Kakao Corp.	6,045	1,879,714
Kangwon Land, Inc.	9,224	169,582
KB Financial Group, Inc.	40,348	1,299,205
KCC Corp.	576	71,748
KEPCO Plant Service & Engineering Co., Ltd.	2,035	47,089
Kia Motors Corp.	27,183	1,090,091
KIWOOM Securities Co., Ltd.	2,328	197,702
KMW Co., Ltd. (b)	2,663	177,984
Koentec Co., Ltd.	12,880	94,472
Koh Young Technology, Inc.	1,079	82,561
Kolmar Korea Co., Ltd.	1,275	50,117
Kolon Industries, Inc.	1,620	52,158
Komipharm International Co., Ltd. (b)	4,676	58,268
Korea Aerospace Industries, Ltd.	7,786	151,002
Korea Electric Power Corp. (b)	30,559	532,462
Korea Gas Corp.	2,420	50,805
Korea Investment Holdings Co., Ltd.	3,949	244,065
Korea Real Estate Investment & Trust Co., Ltd.	40,468	60,866
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	3,817	269,199
Korea Zinc Co., Ltd.	874	282,077
Korean Air Lines Co., Ltd. (b)	6,653	106,944
Security Description	Shares	Value
Korean Reinsurance Co.	8,166	$ 51,989
KT&G Corp.	11,920	841,814
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	43,399
Kumho Petrochemical Co., Ltd.	1,926	180,685
Kwang Dong Pharmaceutical Co., Ltd.	12,503	104,201
L&C Bio Co., Ltd.	442	51,414
L&F Co., Ltd.	3,082	108,644
LEENO Industrial, Inc.	896	94,366
LegoChem Biosciences, Inc. (b)	2,417	121,006
LG Chem, Ltd.	4,687	2,616,142
LG Chem, Ltd. Preference Shares	786	214,642
LG Corp.	9,694	615,509
LG Display Co., Ltd. (b)	25,728	337,039
LG Electronics, Inc.	10,865	851,087
LG Hausys, Ltd.	1,772	85,572
LG Household & Health Care, Ltd.	957	1,180,991
LG Household & Health Care, Ltd. Preference Shares	184	111,177
LG Innotek Co., Ltd.	1,707	225,269
LG International Corp.	14,247	187,805
LG Uplus Corp.	23,441	230,300
Lock&Lock Co., Ltd. (b)	10,907	100,661
Lotte Chemical Corp.	1,550	259,848
Lotte Corp.	2,576	62,771
LOTTE Fine Chemical Co., Ltd.	1,634	69,253
Lotte Shopping Co., Ltd.	983	65,905
LS Corp.	1,645	73,846
LS Electric Co., Ltd.	1,393	67,335
Mando Corp.	5,035	153,248
Mcnex Co., Ltd.	1,909	59,049
MedPacto, Inc. (b)	1,028	99,352
Medy-Tox, Inc. (b)	516	93,313
MegaStudyEdu Co., Ltd.	453	11,369
Meritz Fire & Marine Insurance Co., Ltd.	4,627	50,819
Meritz Securities Co., Ltd.	69,541	192,717
Mezzion Pharma Co., Ltd. (b)	617	88,441
Mirae Asset Daewoo Co., Ltd.	47,797	345,825
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	97,128
Naturecell Co., Ltd. (b)	12,479	104,587
NAVER Corp.	13,010	3,306,116
NCSoft Corp.	1,796	1,237,683
NEPES Corp.	1,564	41,932
Netmarble Corp. (b)(f)	2,574	364,163
NH Investment & Securities Co., Ltd.	14,985	117,021
NHN Corp. (b)	885	56,191
NHN KCP Corp.	1,280	74,826

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
NICE Information Service Co., Ltd.	10,100	$ 170,100
NKMax Co., Ltd. (b)	9,231	112,652
NongShim Co., Ltd.	521	139,751
OCI Co., Ltd. (b)	1,629	78,980
Orion Corp/Republic of Korea	2,349	263,209
Oscotec, Inc. (b)	4,726	185,295
Ottogi Corp.	114	55,439
Pan Ocean Co., Ltd. (b)	24,680	71,856
Paradise Co., Ltd.	4,113	48,241
Partron Co., Ltd.	11,769	101,863
Pearl Abyss Corp. (b)	605	104,187
Pharmicell Co., Ltd. (b)	11,563	178,768
POSCO	7,393	1,237,689
POSCO Chemtech Co., Ltd.	2,247	160,653
Posco International Corp.	6,646	75,891
RFHIC Corp.	1,181	41,452
S-1 Corp.	1,546	115,925
Sam Chun Dang Pharm Co., Ltd.	2,749	128,690
Samsung Biologics Co., Ltd. (b)(f)	1,686	993,960
Samsung C&T Corp.	8,160	732,306
Samsung Card Co., Ltd.	3,804	91,843
Samsung Electro-Mechanics Co., Ltd.	5,722	678,110
Samsung Electronics Co., Ltd. Preference Shares	84,051	3,617,638
Samsung Electronics Co., Ltd.	490,722	24,361,465
Samsung Engineering Co., Ltd. (b)	16,699	150,031
Samsung Fire & Marine Insurance Co., Ltd.	3,633	565,964
Samsung Heavy Industries Co., Ltd. (b)	43,638	198,364
Samsung Life Insurance Co., Ltd.	8,580	447,778
Samsung SDI Co., Ltd.	5,619	2,075,762
Samsung SDS Co., Ltd.	4,063	588,189
Samsung Securities Co., Ltd.	7,238	189,143
Sangsangin Co., Ltd.	7,698	36,902
Seegene, Inc.	2,072	461,350
Seojin System Co., Ltd.	2,971	115,428
Seoul Semiconductor Co., Ltd.	9,084	133,295
SFA Engineering Corp.	1,624	52,861
Shin Poong Pharmaceutical Co., Ltd. (b)	3,440	370,649
Shinhan Financial Group Co., Ltd.	46,605	1,093,380
Shinsegae International, Inc.	226	29,228
Shinsegae, Inc.	786	142,217
SillaJen, Inc. (b)	6,523	67,489
SK Chemicals Co., Ltd.	690	175,315
SK Discovery Co., Ltd.	2,244	122,921
SK Holdings Co., Ltd.	4,028	680,104
Security Description	Shares	Value
SK Hynix, Inc.	55,770	$ 3,997,744
SK Innovation Co., Ltd.	5,667	671,630
SK Materials Co., Ltd.	429	83,311
SK Networks Co., Ltd.	13,470	54,676
SK Telecom Co., Ltd.	4,126	838,739
SKC Co., Ltd.	1,867	132,025
SM Entertainment Co., Ltd. (b)	1,656	50,475
S-Oil Corp.	4,074	178,925
Soulbrain Co., Ltd. (b)	458	84,864
Soulbrain Holdings Co., Ltd.	567	22,067
ST Pharm Co., Ltd. (b)	2,098	127,150
Suheung Co., Ltd.	2,578	124,644
Taeyoung Engineering & Construction Co., Ltd.	1,805	15,250
Telcon RF Pharmaceutical, Inc. (b)	8,430	55,917
TY Holdings Co., Ltd. (b)	1,741	36,399
Value Added Technology Co., Ltd.	3,331	62,200
Vieworks Co., Ltd.	3,440	88,265
Webzen, Inc. (b)	4,173	125,678
WONIK IPS Co., Ltd. (b)	5,486	156,014
Woori Financial Group, Inc.	65,986	482,495
YG Entertainment, Inc. (b)	2,609	128,645
Youngone Corp.	2,057	48,769
Yuhan Corp.	5,405	296,845
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	154,542
Zinus, Inc.	787	55,364
		93,270,765
SPAIN — 1.3%
Acciona SA (c)	1,995	216,545
Acerinox SA (b)	12,509	102,584
ACS Actividades de Construccion y Servicios SA (c)	26,786	605,592
Aedas Homes SA (b)(f)	1,963	42,157
Aena SME SA (b)(f)	7,564	1,053,304
Almirall SA	10,484	117,456
Amadeus IT Group SA	46,998	2,610,527
AmRest Holdings SE (b)	7,136	32,491
Applus Services SA (b)	12,354	92,426
Banco Bilbao Vizcaya Argentaria SA	697,448	1,936,402
Banco de Sabadell SA	511,660	177,617
Banco Santander SA (b)	1,690,972	3,154,628
Bankia SA	125,411	182,637
Bankinter SA	68,461	294,772
Befesa SA (f)	3,480	139,640
CaixaBank SA	411,301	873,294
Cellnex Telecom SA (f)	33,109	2,010,147
Cia de Distribucion Integral Logista Holdings SA	5,693	97,195
CIE Automotive SA	5,468	103,192

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA (b)	1,714	$ 59,192
Corp. Financiera Alba SA	1,589	66,308
Distribuidora Internacional de Alimentacion SA (b)(c)	401,966	50,106
Ebro Foods SA	7,072	164,699
eDreams ODIGEO SA (b)	11,015	29,683
Enagas SA	25,422	586,666
Ence Energia y Celulosa SA (b)	12,316	31,558
Endesa SA	32,443	867,934
Euskaltel SA (f)	8,122	85,769
Faes Farma SA	22,047	88,751
Ferrovial SA	52,925	1,285,790
Fluidra SA (b)	4,447	75,111
Fomento de Construcciones y Contratas SA	9,168	87,404
Gestamp Automocion SA (f)	33,976	98,354
Global Dominion Access SA (f)	10,388	42,392
Grifols SA (c)	34,322	987,102
Grupo Catalana Occidente SA	3,630	91,087
Iberdrola SA	606,749	7,469,500
Indra Sistemas SA (b)(c)	12,047	85,698
Industria de Diseno Textil SA	111,852	3,094,846
Inmobiliaria Colonial Socimi SA REIT	25,188	207,927
Lar Espana Real Estate Socimi SA REIT	11,653	53,754
Liberbank SA (b)	179,722	47,840
Mapfre SA	127,893	200,681
Mediaset Espana Comunicacion SA (b)(c)	14,887	55,144
Melia Hotels International SA (b)(c)	10,443	38,244
Merlin Properties Socimi SA REIT	38,387	320,244
Naturgy Energy Group SA	35,641	714,890
Neinor Homes SA (b)(f)	7,187	91,897
Pharma Mar SA (c)	1,592	202,020
Prosegur Cash SA (f)	40,918	33,474
Prosegur Cia de Seguridad SA	36,398	87,278
Red Electrica Corp. SA	49,670	931,737
Repsol SA	151,961	1,026,765
Sacyr SA	21,203	37,677
Siemens Gamesa Renewable Energy SA	24,351	659,102
Solaria Energia y Medio Ambiente SA (b)	9,631	182,305
Talgo SA (b)(f)	12,764	51,162
Tecnicas Reunidas SA (b)	2,480	26,523
Telefonica SA	497,189	1,703,446
Unicaja Banco SA (b)(f)	73,212	55,062
Viscofan SA	3,492	233,000
Security Description	Shares	Value
Zardoya Otis SA	14,502	$ 88,347
		36,239,075
SWEDEN — 2.3%
Sinch AB (b)(f)	3,612	294,744
AAK AB (b)	20,531	382,361
AcadeMedia AB (f)	15,147	125,033
Adapteo Oyj (b)	6,042	54,338
AddTech AB Class B	24,000	314,621
AF POYRY AB (b)	8,783	248,281
Alfa Laval AB (b)	32,133	709,783
Alimak Group AB (f)	6,075	82,393
Arjo AB Class B	22,985	142,404
Assa Abloy AB Class B	102,377	2,395,151
Atlas Copco AB Class A	68,590	3,272,423
Atlas Copco AB Class B	38,700	1,616,158
Atrium Ljungberg AB Class B	4,091	66,774
Attendo AB (b)(f)	18,258	99,634
Avanza Bank Holding AB (b)	15,667	308,119
Axfood AB	8,630	197,814
Beijer Ref AB	6,548	215,759
Betsson AB	15,247	116,951
Bilia AB Class A (b)	10,517	132,279
BillerudKorsnas AB	16,436	275,178
BioGaia AB Class B	1,663	107,673
Biotage AB (b)	5,013	99,308
Boliden AB (b)	27,002	801,690
Bonava AB Class B (b)	9,858	81,949
Boozt AB (b)(f)	10,974	152,706
Bravida Holding AB (b)(f)	18,329	223,634
Bufab AB (b)	6,983	108,464
Bure Equity AB	4,779	150,343
Camurus AB (b)	6,510	139,705
Castellum AB	22,683	515,565
Catena AB (c)	4,150	183,879
Cellavision AB (b)	1,868	74,624
Cibus Nordic Real Estate AB	6,949	126,954
Clas Ohlson AB Class B (b)	7,371	74,929
Cloetta AB Class B (b)	28,896	83,712
Collector AB (b)(c)	28,130	45,368
Coor Service Management Holding AB (b)(f)	8,780	59,737
Dios Fastigheter AB	9,118	64,529
Dometic Group AB (b)(f)	27,472	339,406
Dustin Group AB (f)	10,657	67,009
Electrolux AB Class B	24,891	580,610
Electrolux Professional AB Class B (b)	18,389	73,672
Elekta AB Class B (c)	37,158	467,251
Embracer Group AB (b)	19,647	365,183
Epiroc AB Class A	67,701	981,374
Epiroc AB Class B	39,849	553,493
EQT AB	24,335	472,519
Essity AB Class B (b)	61,976	2,093,755
Evolution Gaming Group AB (f)	13,112	866,917
Fabege AB	27,030	374,062

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fastighets AB Balder Class B (b)	9,404	$ 476,758
Fingerprint Cards AB Class B (b)(c)	31,312	62,394
Fortnox AB	4,202	126,764
Getinge AB Class B	23,364	508,706
Granges AB (b)	8,487	75,802
Hansa Biopharma AB (b)(c)	5,880	156,362
Hennes & Mauritz AB Class B	81,133	1,398,668
Hexagon AB Class B (b)	28,746	2,172,690
Hexpol AB (b)	28,637	256,329
HMS Networks AB (b)	2,574	58,837
Holmen AB Class B	8,687	322,541
Hufvudstaden AB Class A	8,604	119,629
Husqvarna AB Class B	46,569	512,415
ICA Gruppen AB (c)	9,217	468,546
Industrivarden AB Class C (b)	19,084	507,845
Indutrade AB (b)	9,260	496,004
Instalco AB	3,853	85,747
Intrum AB	6,544	160,476
Investment AB Latour Class B	13,000	305,620
Investor AB Class B	46,524	3,040,921
Inwido AB (b)	4,681	47,608
JM AB	4,617	143,174
John Mattson Fastighetsforetagen AB (b)	3,703	63,250
Karo Pharma AB (b)	17,994	140,284
Kinnevik AB Class B	24,709	1,003,553
Klovern AB Class B	41,992	77,369
Kungsleden AB	16,793	159,070
L E Lundbergforetagen AB Class B (b)	9,305	460,052
LeoVegas AB (f)	19,551	82,701
Lifco AB Class B	4,519	349,762
Lindab International AB	8,991	156,339
Loomis AB (b)	7,725	211,467
Lundin Energy AB	18,992	376,873
Mekonomen AB (b)	8,779	91,133
MIPS AB	4,306	191,894
Modern Times Group MTG AB Class B (b)	8,909	124,764
Munters Group AB (b)(f)	17,152	134,150
Mycronic AB (c)	6,388	150,410
NCC AB Class B	8,969	163,452
NetEnt AB	24,310	206,323
Nibe Industrier AB Class B (b)	31,852	819,166
Nobia AB (b)	16,815	112,512
Nobina AB (b)(f)	12,721	83,680
Nolato AB Class B (b)	1,677	162,798
Nordic Entertainment Group AB Class B (b)	6,203	263,090
Nyfosa AB (b)	17,984	159,308
Oncopeptides AB (b)(c)(f)	3,301	48,546
Pandox AB (b)	8,087	92,772
Security Description	Shares	Value
Paradox Interactive AB	5,166	$ 175,263
Peab AB Class B (b)	16,790	168,353
PowerCell Sweden AB (b)	3,453	89,778
Ratos AB Class B (b)	39,105	145,891
Recipharm AB Class B (b)	8,507	147,702
Resurs Holding AB (f)	13,518	69,948
Saab AB Class B (b)	7,199	211,807
Samhallsbyggnadsbolaget i Norden AB (c)	99,213	299,336
Sandvik AB (b)	117,550	2,300,230
Scandi Standard AB (b)	10,379	79,501
Scandic Hotels Group AB (c)(f)	16,583	49,749
Securitas AB Class B (b)	31,343	479,450
Skandinaviska Enskilda Banken AB Class A (b)	172,777	1,535,535
Skanska AB Class B (b)	36,029	761,380
SKF AB Class B	39,984	825,432
SkiStar AB	6,323	84,933
SSAB AB Class A (b)	51,377	170,732
SSAB AB Class B (b)	55,794	177,416
Stillfront Group AB (b)	2,830	353,727
Storytel AB (b)	6,381	177,988
Svenska Cellulosa AB SCA Class B (b)	61,885	848,963
Svenska Handelsbanken AB Class A (b)	158,915	1,330,474
Sweco AB Class B	6,006	332,921
Swedbank AB Class A (b)	90,720	1,421,205
Swedish Match AB	16,567	1,355,514
Swedish Orphan Biovitrum AB (b)	19,916	480,793
Tele2 AB Class B (c)	51,008	719,629
Telefonaktiebolaget LM Ericsson Class B	298,130	3,264,640
Telia Co. AB	247,509	1,013,254
Thule Group AB (f)	10,542	348,108
Tobii AB (b)	20,023	118,302
Trelleborg AB Class B (b)	22,526	398,048
Troax Group AB	7,112	133,886
Vitrolife AB (b)	6,363	173,731
Volvo AB Class B (b)	151,914	2,920,154
Wallenstam AB Class B (c)	16,601	252,544
Wihlborgs Fastigheter AB	13,486	266,489
Xvivo Perfusion AB (b)	4,152	126,019
		62,577,597
SWITZERLAND — 6.1%
ABB, Ltd.	189,905	4,840,201
Adecco Group AG	15,850	838,424
Alcon, Inc. (b)	50,619	2,877,063
Allreal Holding AG	1,506	325,285
ALSO Holding AG	662	175,756
APG SGA SA (b)	139	28,054
Arbonia AG (b)	6,222	80,368
Aryzta AG	102,583	67,448
Ascom Holding AG (b)	3,750	52,104

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Autoneum Holding AG (b)	289	$ 35,680
Bachem Holding AG Class B	593	252,298
Baloise Holding AG	4,719	696,491
Banque Cantonale Vaudoise	3,190	324,536
Barry Callebaut AG	308	687,745
Basilea Pharmaceutica AG	1,356	74,893
Belimo Holding AG	51	386,015
Bell Food Group AG	199	51,226
BKW AG	2,176	232,310
Bobst Group SA (c)	1,422	88,410
Bossard Holding AG Class A	975	176,560
Bucher Industries AG	681	260,054
Burckhardt Compression Holding AG (c)	438	110,197
Burkhalter Holding AG	433	29,910
Cembra Money Bank AG	3,064	364,574
Chocoladefabriken Lindt & Spruengli AG (e)	111	939,293
Chocoladefabriken Lindt & Spruengli AG (e)	11	982,525
Cie Financiere Richemont SA	53,790	3,620,655
Clariant AG	20,523	405,873
Coca-Cola HBC AG	20,452	505,977
Coltene Holding AG	945	71,691
Comet Holding AG	901	138,469
Conzzeta AG	127	135,870
Credit Suisse Group AG	250,216	2,504,084
Daetwyler Holding AG	907	202,646
DKSH Holding AG	3,979	277,890
dormakaba Holding AG	293	159,471
Dufry AG (b)(c)	4,386	136,098
EFG International AG	8,065	45,114
Emmi AG	221	221,354
EMS-Chemie Holding AG	836	752,997
Flughafen Zurich AG (b)	2,056	282,814
Forbo Holding AG	111	182,584
Galenica AG (f)	4,895	341,234
GAM Holding AG (b)(c)	19,107	36,928
Geberit AG	3,866	2,292,944
Georg Fischer AG	419	436,175
Givaudan SA	951	4,116,514
Glencore PLC (b)	1,020,731	2,120,171
Gurit Holding AG	85	181,446
Helvetia Holding AG	3,603	307,759
Huber + Suhner AG	1,498	113,091
Idorsia, Ltd. (b)	9,452	254,379
Implenia AG	1,966	60,525
Ina Invest Holding AG (b)	393	7,965
Inficon Holding AG	157	130,431
Interroll Holding AG	61	154,672
Intershop Holding AG	132	85,486
IWG PLC (b)	68,261	228,834
Julius Baer Group, Ltd.	22,860	973,349
Kardex Holding AG	794	147,969
Komax Holding AG (b)	565	97,859
Security Description	Shares	Value
Kuehne + Nagel International AG	5,516	$ 1,073,741
LafargeHolcim, Ltd. (e)	45,895	2,094,348
LafargeHolcim, Ltd. (e)	8,321	379,767
Landis+Gyr Group AG	2,261	123,421
LEM Holding SA	58	108,909
Leonteq AG (c)	942	33,685
Logitech International SA	17,932	1,392,528
Lonza Group AG	7,674	4,747,751
Medacta Group SA (b)(f)	1,306	122,585
Medartis Holding AG (b)(f)	425	21,094
Mediclinic International PLC	45,822	168,525
Metall Zug AG Class B	20	28,557
Mobilezone Holding AG	8,564	85,113
Mobimo Holding AG	680	199,829
Molecular Partners AG (b)	1,967	34,298
Nestle SA	306,663	36,587,933
Novartis AG	228,797	19,914,872
OC Oerlikon Corp. AG	21,006	167,708
Orior AG	1,109	88,988
Partners Group Holding AG	1,965	1,811,940
PSP Swiss Property AG	4,490	543,753
Rieter Holding AG	687	61,236
Roche Holding AG	72,396	24,860,647
Schindler Holding AG (e)	4,159	1,138,166
Schindler Holding AG (e)	2,055	559,118
Schweiter Technologies AG	124	173,293
Sensirion Holding AG (b)(f)	883	46,317
SFS Group AG	1,739	175,317
SGS SA	618	1,660,286
Siegfried Holding AG	400	274,247
SIG Combibloc Group AG	26,153	524,241
Sika AG	14,610	3,596,491
Sonova Holding AG (b)	5,591	1,420,391
St Galler Kantonalbank AG	309	133,215
STADLER RAIL AG (b)(c)	4,350	180,805
STMicroelectronics NV	65,105	1,997,112
Straumann Holding AG	1,056	1,070,925
Sulzer AG	1,843	148,510
Sunrise Communications Group AG (f)	3,535	419,297
Swatch Group AG (e)	2,956	690,725
Swatch Group AG (e)	6,411	289,421
Swiss Life Holding AG	3,260	1,236,644
Swiss Prime Site AG	7,760	706,525
Swiss Re AG	30,571	2,273,400
Swisscom AG	2,646	1,405,249
Swissquote Group Holding SA	832	67,727
Tecan Group AG	1,218	607,246
Temenos AG	6,769	912,061
u-blox Holding AG	976	54,359
UBS Group AG	377,775	4,231,410
Valiant Holding AG	1,670	140,828
Valora Holding AG (b)	403	75,085
VAT Group AG (f)	2,758	527,421

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Vetropack Holding AG (b)	2,150	$ 132,604
Vifor Pharma AG	4,647	633,688
Vontobel Holding AG	2,998	198,319
VZ Holding AG	1,500	134,144
Ypsomed Holding AG (c)	343	50,323
Zehnder Group AG	1,784	86,501
Zur Rose Group AG (b)	1,188	283,937
Zurich Insurance Group AG	15,504	5,420,012
		165,035,326
TAIWAN — 3.7%
AcBel Polytech, Inc.	136,000	113,186
Accton Technology Corp.	51,000	394,571
Acer, Inc.	311,000	267,971
A-DATA Technology Co., Ltd.	43,000	82,557
Advanced Ceramic X Corp.	8,000	108,638
Advanced Wireless Semiconductor Co.	14,000	49,518
Advantech Co., Ltd.	36,514	369,497
Alchip Technologies, Ltd.	8,000	136,610
AmTRAN Technology Co., Ltd. (b)	189,000	64,760
Arcadyan Technology Corp.	25,487	75,415
Ardentec Corp.	43,000	48,849
ASE Technology Holding Co., Ltd.	346,325	713,041
Asia Cement Corp.	233,000	335,720
Asia Optical Co., Inc.	27,000	60,486
Asia Pacific Telecom Co., Ltd. (b)	29,000	9,574
Asia Vital Components Co., Ltd.	29,000	67,626
ASMedia Technology, Inc.	4,000	202,809
ASPEED Technology, Inc.	3,000	118,703
Asustek Computer, Inc.	67,000	589,481
AU Optronics Corp. (b)	922,000	359,095
AURAS Technology Co., Ltd.	7,000	58,404
Brighton-Best International Taiwan, Inc.	68,000	60,167
Capital Securities Corp.	222,000	82,854
Career Technology MFG. Co., Ltd.	61,200	57,564
Casetek Holdings, Ltd.	17,000	50,886
Catcher Technology Co., Ltd.	71,000	448,613
Cathay Financial Holding Co., Ltd.	807,523	1,081,058
Center Laboratories, Inc.	29,000	68,603
Century Iron & Steel Industrial Co., Ltd.	13,000	57,762
Chailease Holding Co., Ltd.	121,079	554,635
Chang Hwa Commercial Bank, Ltd.	489,649	294,712
Chang Wah Technology Co., Ltd.	62,000	80,548
Cheng Loong Corp.	121,000	132,370
Cheng Shin Rubber Industry Co., Ltd.	207,000	264,932
Security Description	Shares	Value
Cheng Uei Precision Industry Co., Ltd.	59,000	$ 83,981
Chicony Electronics Co., Ltd.	62,491	182,433
Chilisin Electronics Corp.	24,000	82,711
China Airlines, Ltd. (b)	434,000	124,801
China Development Financial Holding Corp.	1,476,000	436,582
China General Plastics Corp.	137,550	93,004
China Life Insurance Co., Ltd.	268,557	185,382
China Man-Made Fiber Corp. (b)	267,000	70,268
China Petrochemical Development Corp.	297,000	86,331
China Steel Chemical Corp.	20,000	63,136
China Steel Corp.	1,205,000	853,445
Chin-Poon Industrial Co., Ltd.	91,000	91,707
Chipbond Technology Corp.	67,000	147,660
ChipMOS Techinologies, Inc.	67,000	66,549
Chong Hong Construction Co., Ltd.	18,000	49,940
Chroma ATE, Inc.	29,000	154,582
Chung Hwa Pulp Corp. (b)	235,000	71,808
Chunghwa Precision Test Tech Co., Ltd.	3,000	73,248
Chunghwa Telecom Co., Ltd.	408,000	1,507,852
Cleanaway Co., Ltd.	14,000	76,373
Compal Electronics, Inc.	446,000	294,963
Compeq Manufacturing Co., Ltd.	80,000	113,881
CTBC Financial Holding Co., Ltd.	1,792,009	1,144,917
CTCI Corp.	72,000	97,261
Delta Electronics, Inc.	198,630	1,304,292
E Ink Holdings, Inc.	75,000	99,230
E.Sun Financial Holding Co., Ltd.	1,152,909	1,026,765
Eclat Textile Co., Ltd.	19,182	239,843
Egis Technology, Inc.	8,000	46,805
Elan Microelectronics Corp.	24,000	121,528
Elite Material Co., Ltd.	22,000	111,833
Elite Semiconductor Memory Technology, Inc.	103,000	133,429
eMemory Technology, Inc.	7,000	124,256
Ennoconn Corp.	6,000	48,337
Epistar Corp. (b)	86,000	105,952
Eternal Materials Co., Ltd.	79,000	89,703
Eva Airways Corp.	323,121	119,482
Evergreen Marine Corp. Taiwan, Ltd. (b)	369,683	203,809
Everlight Electronics Co., Ltd.	90,000	115,967
Far Eastern Department Stores, Ltd.	83,000	70,169
Far Eastern International Bank	187,005	66,463
Far Eastern New Century Corp.	341,620	300,118

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Far EasTone Telecommunications Co., Ltd.	163,000	$ 344,268
Faraday Technology Corp.	37,000	56,565
Feng Hsin Steel Co., Ltd.	39,000	75,499
Feng TAY Enterprise Co., Ltd.	46,560	281,070
Firich Enterprises Co., Ltd.	62,328	56,254
First Financial Holding Co., Ltd.	1,048,563	748,283
FLEXium Interconnect, Inc.	23,000	97,272
Formosa Chemicals & Fibre Corp.	359,000	845,350
Formosa Petrochemical Corp.	112,000	310,800
Formosa Plastics Corp.	403,000	1,101,041
Formosa Taffeta Co., Ltd.	76,000	82,461
Foxconn Technology Co., Ltd.	84,180	150,488
Foxsemicon Integrated Technology, Inc.	19,000	119,102
Fubon Financial Holding Co., Ltd.	679,000	988,023
Fusheng Precision Co., Ltd.	9,000	54,834
General Interface Solution Holding, Ltd.	20,000	86,821
Genius Electronic Optical Co., Ltd.	8,396	171,770
Getac Technology Corp.	34,000	53,820
Giant Manufacturing Co., Ltd.	37,000	350,587
Gigabyte Technology Co., Ltd.	43,000	112,893
Global Unichip Corp.	8,000	72,589
Globalwafers Co., Ltd.	23,000	307,747
Gold Circuit Electronics, Ltd. (b)	36,000	56,056
Goldsun Building Materials Co., Ltd.	106,000	86,522
Grand Pacific Petrochemical (b)	88,000	56,949
Grape King Bio, Ltd.	19,000	111,237
Great Wall Enterprise Co., Ltd.	52,000	76,210
Greatek Electronics, Inc.	29,000	49,414
HannStar Display Corp. (b)	325,000	96,116
Highwealth Construction Corp.	80,190	119,788
Hiwin Technologies Corp.	25,051	248,930
Holtek Semiconductor, Inc.	33,000	73,778
Holy Stone Enterprise Co., Ltd.	18,000	63,380
Hon Hai Precision Industry Co., Ltd.	1,276,320	3,431,399
Hota Industrial Manufacturing Co., Ltd.	25,000	82,587
Hotai Finance Co., Ltd.	18,000	51,074
Hotai Motor Co., Ltd.	31,000	693,894
HTC Corp.	120,000	119,220
Hua Nan Financial Holdings Co., Ltd.	845,476	518,337
Security Description	Shares	Value
Huaku Development Co., Ltd.	35,000	$ 104,645
Hung Sheng Construction, Ltd.	97,600	59,751
IBF Financial Holdings Co., Ltd.	395,636	161,325
IEI Integration Corp.	41,000	61,229
Innolux Corp.	942,000	307,496
International CSRC Investment Holdings Co.	70,000	47,629
International Games System Co., Ltd.	5,000	133,807
Inventec Corp.	291,000	226,686
ITEQ Corp.	16,188	69,294
Jentech Precision Industrial Co., Ltd.	6,000	63,706
Jih Sun Financial Holdings Co., Ltd.	154,000	58,654
Kenda Rubber Industrial Co., Ltd.	56,000	57,245
King Slide Works Co., Ltd.	5,000	48,511
King Yuan Electronics Co., Ltd.	73,000	77,360
King's Town Bank Co., Ltd.	72,000	92,409
Kinpo Electronics	141,000	51,481
Kinsus Interconnect Technology Corp.	28,000	64,412
Kung Long Batteries Industrial Co., Ltd.	19,000	89,801
Land Mark Optoelectronics Corp.	8,000	69,081
Largan Precision Co., Ltd.	11,000	1,288,204
Lien Hwa Industrial Holdings Corp.	69,600	96,098
Lite-On Technology Corp.	225,419	361,054
Lotes Co., Ltd.	8,000	128,309
Macronix International	188,000	209,714
Makalot Industrial Co., Ltd.	41,000	243,600
MediaTek, Inc.	155,000	3,284,288
Mega Financial Holding Co., Ltd.	1,111,601	1,072,871
Merida Industry Co., Ltd.	17,000	137,783
Merry Electronics Co., Ltd.	15,000	77,111
Micro-Star International Co., Ltd.	72,000	332,393
Mitac Holdings Corp.	76,160	75,817
momo.com, Inc.	5,000	121,708
Namchow Holdings Co., Ltd.	43,000	62,702
Nan Kang Rubber Tire Co., Ltd.	67,000	98,861
Nan Ya Plastics Corp.	567,000	1,172,046
Nan Ya Printed Circuit Board Corp.	30,000	123,541
Nantex Industry Co., Ltd.	69,000	119,309
Nanya Technology Corp.	131,000	263,287
Nien Made Enterprise Co., Ltd.	17,000	203,151
Novatek Microelectronics Corp.	56,000	516,558

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
OBI Pharma, Inc. (b)	13,000	$ 50,483
Oneness Biotech Co., Ltd. (b)	25,000	297,428
Pan-International Industrial Corp.	108,000	65,069
Parade Technologies, Ltd.	7,000	255,920
PChome Online, Inc.	17,000	59,287
Pegatron Corp.	188,000	417,437
PharmaEssentia Corp. (b)	20,386	70,736
Phison Electronics Corp.	13,000	119,891
Pixart Imaging, Inc.	12,000	74,432
Pou Chen Corp.	235,000	213,446
Powertech Technology, Inc.	87,000	261,631
Poya International Co., Ltd.	5,000	95,634
President Chain Store Corp.	58,000	527,923
Primax Electronics, Ltd.	35,000	52,096
Qisda Corp.	125,000	80,359
Quanta Computer, Inc.	284,000	745,769
Radiant Opto-Electronics Corp.	45,000	172,583
Radium Life Tech Co., Ltd.	184,000	64,198
Realtek Semiconductor Corp.	47,000	602,462
Ruentex Development Co., Ltd.	116,041	156,757
Ruentex Industries, Ltd.	47,400	106,333
SDI Corp.	35,000	71,627
Sercomm Corp.	27,000	67,828
Shanghai Commercial & Savings Bank, Ltd.	343,649	463,801
Shin Kong Financial Holding Co., Ltd.	1,193,988	333,657
Shin Zu Shing Co., Ltd.	18,742	90,935
Shining Building Business Co., Ltd. (b)	188,000	66,542
Sigurd Microelectronics Corp.	67,078	88,050
Simplo Technology Co., Ltd.	18,000	186,905
Sinbon Electronics Co., Ltd.	22,000	136,962
Sino-American Silicon Products, Inc.	51,000	171,808
SinoPac Financial Holdings Co., Ltd.	1,182,281	445,794
Sitronix Technology Corp.	12,000	54,610
Soft-World International Corp.	32,000	94,790
Sporton International, Inc.	11,000	92,813
St Shine Optical Co., Ltd.	6,000	59,139
Standard Foods Corp.	51,417	108,467
Sunny Friend Environmental Technology Co., Ltd.	8,000	63,679
Supreme Electronics Co., Ltd.	122,000	124,331
Syncmold Enterprise Corp.	28,000	81,641
Synnex Technology International Corp.	128,550	184,204
TA Chen Stainless Pipe	168,300	114,848
Taichung Commercial Bank Co., Ltd.	229,336	85,044
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	95,559
Security Description	Shares	Value
TaiMed Biologics, Inc. (b)	15,000	$ 47,966
Taishin Financial Holding Co., Ltd.	1,102,330	490,450
Taiwan Business Bank	713,232	236,369
Taiwan Cement Corp.	467,504	672,620
Taiwan Cogeneration Corp.	134,000	176,485
Taiwan Cooperative Financial Holding Co., Ltd.	953,182	645,296
Taiwan Fertilizer Co., Ltd.	111,000	195,251
Taiwan High Speed Rail Corp.	226,000	247,890
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	192,631
Taiwan Mobile Co., Ltd.	168,000	561,505
Taiwan Paiho, Ltd.	32,000	75,271
Taiwan Secom Co., Ltd.	24,000	69,934
Taiwan Semiconductor Manufacturing Co., Ltd.	2,541,000	38,226,973
Taiwan Styrene Monomer	154,000	86,394
Taiwan Surface Mounting Technology Corp.	30,000	108,706
Taiwan TEA Corp. (b)	161,000	93,983
Taiwan Union Technology Corp.	21,000	81,743
TCI Co., Ltd.	7,000	65,393
Teco Electric and Machinery Co., Ltd.	148,000	152,866
Test Research, Inc.	44,000	86,942
Thinking Electronic Industrial Co., Ltd.	26,000	89,411
Ton Yi Industrial Corp. (b)	184,000	63,731
Tong Hsing Electronic Industries, Ltd.	18,000	83,543
Topco Scientific Co., Ltd.	22,000	87,245
TPK Holding Co., Ltd. (b)	33,000	56,193
Tripod Technology Corp.	44,000	168,652
TTY Biopharm Co., Ltd.	22,000	50,751
Tung Ho Steel Enterprise Corp.	68,000	67,206
TXC Corp.	39,000	97,840
Unimicron Technology Corp.	109,000	282,652
Union Bank Of Taiwan	158,000	54,571
Uni-President Enterprises Corp.	492,880	1,067,460
Unitech Printed Circuit Board Corp.	61,000	44,936
United Integrated Services Co., Ltd.	13,000	88,081
United Microelectronics Corp.	1,312,000	1,294,128
United Renewable Energy Co., Ltd. (b)	273,450	110,084
USI Corp.	244,000	133,009
Vanguard International Semiconductor Corp.	105,000	351,262
Visual Photonics Epitaxy Co., Ltd.	20,000	54,790
Voltronic Power Technology Corp.	6,200	210,606

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wafer Works Corp.	50,000	$ 59,425
Walsin Lihwa Corp.	328,000	182,727
Walsin Technology Corp.	28,000	150,870
Win Semiconductors Corp.	36,000	358,963
Winbond Electronics Corp.	274,000	133,509
Wistron Corp.	302,842	314,068
Wistron NeWeb Corp.	36,000	95,637
Wiwynn Corp.	8,000	181,830
WPG Holdings, Ltd.	160,480	216,401
XinTec, Inc. (b)	17,000	69,538
Xxentria Technology Materials Corp.	32,000	56,404
Yageo Corp.	37,962	466,148
YC INOX Co., Ltd.	82,000	65,006
YFY, Inc.	119,000	71,000
Yuanta Financial Holding Co., Ltd.	992,142	614,268
Yulon Motor Co., Ltd. (b)	112,000	89,499
Zhen Ding Technology Holding, Ltd.	55,000	241,415
		100,287,801
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	45,212	1,187,695
THAILAND — 0.5%
Advanced Info Service PCL	106,700	575,801
AEON Thana Sinsap Thailand PCL	10,400	36,595
Airports of Thailand PCL	432,600	771,342
Amata Corp. PCL	98,300	39,087
AP Thailand PCL	15,474	2,808
Asia Aviation PCL NVDR (b)(c)	705,600	40,231
B Grimm Power PCL	246,100	328,133
Bangchak Corp. PCL	98,500	46,627
Bangkok Bank PCL	49,296	150,052
Bangkok Chain Hospital PCL	162,000	71,063
Bangkok Commercial Asset Management PCL	166,700	104,163
Bangkok Dusit Medical Services PCL Class F	854,400	523,088
Bangkok Expressway & Metro PCL	782,100	211,028
Bangkok Land PCL	1,469,600	45,914
Banpu PCL	243,400	44,551
Berli Jucker PCL	104,700	121,427
BTS Group Holdings PCL	619,900	185,848
Bumrungrad Hospital PCL	31,200	93,785
Central Pattana PCL	219,400	294,264
Central Retail Corp. PCL (b)	184,325	151,241
CH Karnchang PCL (b)	146,300	78,488
Charoen Pokphand Foods PCL	359,700	317,841
Chularat Hospital PCL Class F	887,900	67,249
Com7 PCL Class F	84,500	105,333
Security Description	Shares	Value
CP ALL PCL (b)	636,800	$ 1,210,799
Eastern Polymer Group PCL	280,400	42,298
Electricity Generating PCL	29,200	172,320
Energy Absolute PCL	170,713	211,455
Erawan Group PCL	394,000	39,291
GFPT PCL	131,000	50,850
Global Power Synergy PCL Class F	74,500	135,187
Gulf Energy Development PCL	289,520	278,670
Gunkul Engineering PCL	705,600	49,879
Hana Microelectronics PCL	82,100	112,705
Home Product Center PCL	591,100	268,618
Indorama Ventures PCL	175,900	117,128
Intouch Holdings PCL Class F	210,500	340,454
IRPC PCL	971,500	58,865
Jasmine International PCL	363,100	32,543
Kasikornbank PCL	270,600	658,726
KCE Electronics PCL	77,000	73,507
Krung Thai Bank PCL	364,900	101,913
Krungthai Card PCL	72,500	79,507
Land & Houses PCL	855,300	183,544
Major Cineplex Group PCL	1,245	609
MBK PCL	114,100	43,570
Minor International PCL (b)	236,350	149,176
Muangthai Capital PCL (b)	60,500	94,032
Origin Property PCL Class F	286,100	56,881
Osotspa PCL	84,700	93,554
Plan B Media PCL Class F	267,000	49,292
PTG Energy PCL	109,300	63,812
PTT Exploration & Production PCL	145,100	361,748
PTT Global Chemical PCL	213,000	263,834
PTT PCL	1,103,600	1,114,484
Quality Houses PCL	981,000	68,109
Ratch Group PCL	58,500	92,769
Ratchthani Leasing PCL	298,000	37,994
Sansiri PCL	1,966,900	37,243
Siam Cement PCL	73,865	750,597
Siam Commercial Bank PCL	191,100	392,000
Siamgas & Petrochemicals PCL (c)	242,200	66,115
Singha Estate PCL	705,600	29,170
Sino-Thai Engineering & Construction PCL	104,500	37,266
SPCG PCL	112,855	69,449
Sri Trang Agro-Industry PCL (b)(c)	86,400	72,256
Srisawad Corp. PCL	84,900	130,615
Supalai PCL	161,300	78,900
Super Energy Corp. PCL	3,551,400	94,144
Thai Airways International PCL (b)	242,200	24,765
Thai Oil PCL	117,200	118,356
Thai Union Group PCL Class F	244,000	107,803

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Thai Vegetable Oil PCL	83,600	$ 86,403
Thonburi Healthcare Group PCL (c)	111,000	65,155
TMB Bank PCL	2,510,814	70,521
Total Access Communication PCL	45,600	46,410
True Corp. PCL	1,001,312	97,959
TTW PCL	175,800	69,904
U City PCL Class F (b)(c)	1,076,200	38,378
Vinythai PCL	85,300	61,376
WHA Corp. PCL	459,200	40,866
		13,699,733
TURKEY — 0.1%
Akbank T.A.S. (b)	288,939	190,790
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	61,605
Aselsan Elektronik Sanayi Ve Ticaret A/S	88,368	221,604
BIM Birlesik Magazalar A/S	41,200	370,298
Coca-Cola Icecek A/S	7,067	41,101
Eldorado Gold Corp. (b)	17,200	180,917
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	35,321
Eregli Demir ve Celik Fabrikalari TAS	122,270	150,228
Ford Otomotiv Sanayi A/S	6,094	69,212
Haci Omer Sabanci Holding A/S	140,790	151,619
KOC Holding A/S	71,562	135,813
Koza Altin Isletmeleri A/S (b)	8,941	90,635
Migros Ticaret A/S (b)	17,677	94,532
Petkim Petrokimya Holding A/S (b)	443,776	241,929
Soda Sanayii A/S	101,313	108,795
TAV Havalimanlari Holding A/S	12,185	24,223
Tekfen Holding A/S	45,605	86,973
Tupras Turkiye Petrol Rafinerileri A/S (b)	12,883	132,488
Turk Hava Yollari AO (b)	85,741	115,801
Turkcell Iletisim Hizmetleri A/S	100,945	197,234
Turkiye Garanti Bankasi A/S (b)	190,042	174,118
Turkiye Is Bankasi A/S Class C (b)	164,039	113,841
Ulker Biskuvi Sanayi A/S (b)	14,252	41,991
Yapi ve Kredi Bankasi A/S (b)	273,794	75,743
		3,106,811
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	350,274
Air Arabia PJSC	303,107	92,624
Aldar Properties PJSC	307,385	169,646
Amanat Holdings PJSC	296,164	63,596
Security Description	Shares	Value
Dana Gas PJSC	290,758	$ 56,409
Deyaar Development PJSC (b)	788,713	61,788
Dubai Islamic Bank PJSC	117,687	138,780
Emaar Malls PJSC (b)	267,179	109,306
Emaar Properties PJSC (b)	256,763	197,190
Emirates NBD Bank PJSC	256,095	748,005
Emirates Telecommunications Group Co. PJSC	198,593	902,578
First Abu Dhabi Bank PJSC	277,818	857,276
National Central Cooling Co. PJSC	146,926	88,766
Network International Holdings PLC (b)(f)	47,026	165,710
Union Properties PJSC (b)	971,470	78,880
		4,080,828
UNITED KINGDOM — 7.9%
3i Group PLC	99,393	1,278,761
888 Holdings PLC	47,272	153,519
A.G. Barr PLC	16,160	101,684
AB Dynamics PLC	2,636	63,215
Abcam PLC	20,974	331,890
Admiral Group PLC	19,522	659,635
Advanced Medical Solutions Group PLC	26,844	74,787
Aggreko PLC	23,169	110,379
AJ Bell PLC	26,404	153,584
Alfa Financial Software Holdings PLC (b)(f)	72,989	117,950
Alliance Pharma PLC	64,517	61,722
Anglo Pacific Group PLC	29,575	48,481
AO World PLC (b)	26,609	74,234
Ascential PLC (b)(c)(f)	30,220	114,892
Ashmore Group PLC	36,143	167,133
Ashtead Group PLC	47,875	1,727,319
ASOS PLC (b)	7,567	503,372
Associated British Foods PLC	36,388	877,721
Assura PLC REIT	347,797	346,849
Aston Martin Lagonda Global Holdings PLC (b)(c)(f)	60,036	39,545
AstraZeneca PLC	134,035	14,673,068
Auto Trader Group PLC (f)	99,031	720,370
Avast PLC (f)	67,633	460,039
AVEVA Group PLC	7,861	485,774
Aviva PLC	420,211	1,557,621
B&M European Value Retail SA	92,422	590,327
Babcock International Group PLC	22,867	73,897
BAE Systems PLC	334,877	2,083,706
Balfour Beatty PLC	75,884	218,868
Bank of Georgia Group PLC (b)	5,714	65,837
Barclays PLC (b)	1,792,124	2,265,161
Barratt Developments PLC	104,011	639,081

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Beazley PLC	56,330	$ 223,435
Bellway PLC	11,990	364,098
Berkeley Group Holdings PLC	12,840	701,272
Biffa PLC (f)	23,119	64,835
Big Yellow Group PLC REIT	14,991	201,325
Blue Prism Group PLC (b)(c)	6,473	111,440
BMO Commercial Property Trust REIT	74,028	61,779
Bodycote PLC	17,319	129,955
boohoo Group PLC (b)	100,234	484,818
BP PLC	2,069,422	5,996,089
Brewin Dolphin Holdings PLC	34,485	104,018
British American Tobacco PLC	234,335	8,421,859
British Land Co. PLC REIT	108,042	471,893
Britvic PLC	27,252	289,320
BT Group PLC	971,919	1,233,391
Bunzl PLC	37,294	1,206,375
Burberry Group PLC	40,470	812,729
Cairn Energy PLC	56,269	104,623
Calisen PLC (b)	15,254	32,617
Capita PLC (b)	140,018	55,160
Capital & Counties Properties PLC REIT	66,111	95,426
Centrica PLC	529,118	274,299
Ceres Power Holdings PLC (b)	7,916	56,905
Cineworld Group PLC (c)	58,020	30,398
Civitas Social Housing PLC REIT	94,438	128,881
Clinigen Healthcare, Ltd.	11,720	106,130
Close Brothers Group PLC	15,457	203,700
CMC Markets PLC (f)	21,347	85,414
CNH Industrial NV (b)	104,522	808,547
Coats Group PLC	90,858	65,505
Coca-Cola European Partners PLC (e)	9,400	364,814
Coca-Cola European Partners PLC (e)	11,838	465,120
Compass Group PLC	181,202	2,727,143
Computacenter PLC	6,746	206,383
ConvaTec Group PLC (f)	186,454	430,350
Countryside Properties PLC (f)	72,392	314,543
Craneware PLC	1,700	34,065
Cranswick PLC	4,711	220,876
Crest Nicholson Holdings PLC (b)	28,002	71,481
Croda International PLC	14,380	1,162,176
Custodian Reit PLC	48,411	55,576
CVS Group PLC	6,658	106,388
Daily Mail & General Trust PLC Class A	14,271	119,922
DCC PLC	11,243	872,004
Dechra Pharmaceuticals PLC	10,508	437,750
Derwent London PLC REIT	9,603	318,553
Security Description	Shares	Value
Diageo PLC	238,731	$ 8,215,667
Dialog Semiconductor PLC (b)	8,298	361,728
Diploma PLC	11,567	328,598
Direct Line Insurance Group PLC	135,456	473,328
Dixons Carphone PLC	75,099	90,613
Domino's Pizza Group PLC	38,448	181,282
Drax Group PLC	32,404	111,459
DS Smith PLC	140,182	533,578
Dunelm Group PLC	10,330	186,354
easyJet PLC	12,809	82,685
Electrocomponents PLC	46,641	428,332
Elementis PLC (b)	57,380	56,377
EMIS Group PLC	9,755	131,157
Empiric Student Property PLC REIT	78,997	62,298
Equiniti Group PLC (b)(f)	29,179	42,882
Essentra PLC (b)	20,843	68,577
Euromoney Institutional Investor PLC	8,298	85,943
Experian PLC	92,859	3,495,743
Ferrexpo PLC	26,623	60,742
Fevertree Drinks PLC	10,675	319,623
Fiat Chrysler Automobiles NV (b)	119,337	1,465,102
First Derivatives PLC	2,570	109,926
Firstgroup PLC (b)	94,834	46,409
FLEX LNG, Ltd.	7,577	42,819
Forterra PLC (b)(f)	29,434	67,352
Frasers Group PLC (b)	19,990	88,822
Frontier Developments PLC (b)	5,571	195,899
Funding Circle Holdings PLC (b)(f)	129,936	133,713
Future PLC	9,077	227,701
G4S PLC (b)	158,483	409,538
Games Workshop Group PLC	2,919	383,703
Gamesys Group PLC	8,539	131,587
GB Group PLC (b)	14,835	134,583
GCP Student Living PLC REIT	70,906	113,065
Genus PLC	5,886	292,450
GlaxoSmithKline PLC	512,457	9,625,526
Go-Ahead Group PLC	4,113	30,656
GoCo. Group PLC	68,401	94,619
Grafton Group PLC (b)	19,660	171,290
Grainger PLC	68,809	263,781
Great Portland Estates PLC REIT	20,668	159,791
Greggs PLC (b)	9,198	139,649
GVC Holdings PLC (b)	59,523	746,895
Halfords Group PLC	44,124	103,477
Halma PLC	38,778	1,173,780
Hammerson PLC REIT (b)(c)	328,425	69,282
Hargreaves Lansdown PLC	38,878	783,536

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hastings Group Holdings PLC (f)	44,268	$ 144,448
Hays PLC	143,563	208,723
Helical PLC	16,644	63,584
Hill & Smith Holdings PLC	6,431	98,972
Hiscox, Ltd. (b)	32,068	370,734
HomeServe PLC	30,440	485,976
Hotel Chocolat Group PLC (b)(c)	15,284	70,145
Howden Joinery Group PLC	60,988	465,067
HSBC Holdings PLC	2,080,232	8,153,854
Hunting PLC	13,720	22,842
Hurricane Energy PLC (b)(c)	148,745	7,069
Hyve Group PLC	29,910	24,919
Ibstock PLC (b)(f)	26,496	53,329
Ideagen PLC	16,804	41,331
IG Design Group PLC	11,749	64,402
IG Group Holdings PLC	44,995	460,494
IMI PLC	28,799	389,227
Imperial Brands PLC	101,146	1,789,984
Inchcape PLC (b)	34,914	198,365
Indivior PLC (b)	116,804	176,675
Informa PLC (b)	153,429	745,032
IntegraFin Holdings PLC	27,615	181,212
InterContinental Hotels Group PLC (b)	19,301	1,015,041
Intermediate Capital Group PLC	29,667	457,141
Intertek Group PLC	17,500	1,430,651
iomart Group PLC (c)	15,727	72,162
IQE PLC (b)	95,123	62,717
ITM Power PLC (b)	28,310	95,172
ITV PLC	373,371	326,106
J D Wetherspoon PLC	7,825	84,402
J Sainsbury PLC	181,299	447,229
JD Sports Fashion PLC	40,638	425,011
JET2 PLC	7,820	67,830
John Laing Group PLC (f)	70,494	285,042
John Wood Group PLC (b)	63,556	174,829
Johnson Matthey PLC	19,768	601,849
Jupiter Fund Management PLC	35,489	102,649
Just Group PLC (b)	106,609	61,974
Kainos Group PLC	12,651	162,411
Keller Group PLC	10,427	82,093
Kingfisher PLC	215,533	827,145
Lancashire Holdings, Ltd.	22,503	201,527
Land Securities Group PLC REIT	71,949	485,306
Learning Technologies Group PLC	39,365	66,667
Legal & General Group PLC	609,336	1,489,275
Lloyds Banking Group PLC (b)	7,302,331	2,483,717
London Stock Exchange Group PLC	32,232	3,704,575
Security Description	Shares	Value
LondonMetric Property PLC REIT	115,109	$ 329,856
LXI REIT PLC	73,462	102,287
M&G PLC	265,560	546,876
Man Group PLC	155,317	230,678
Marks & Spencer Group PLC	177,319	222,934
Marshalls PLC	18,096	152,483
Marston's PLC	55,445	31,486
McCarthy & Stone PLC (b)(f)	54,789	49,334
Meggitt PLC	79,743	265,130
Melrose Industries PLC (b)	496,233	737,239
Micro Focus International PLC ADR (b)(c)	15,603	50,242
Micro Focus International PLC (b)	27,764	88,429
Mitchells & Butlers PLC (b)	14,523	25,376
Mitie Group PLC	128,659	54,556
Mondi PLC	34,410	728,967
Mondi PLC	15,186	323,246
Moneysupermarket.com Group PLC	48,525	167,584
Morgan Advanced Materials PLC	31,654	97,259
Morgan Sindall Group PLC	4,942	72,680
National Express Group PLC (b)	41,661	82,040
National Grid PLC	356,951	4,107,776
Natwest Group PLC (b)	494,156	678,006
NCC Group PLC	31,770	72,194
Next PLC	14,801	1,136,904
Ninety One PLC (b)	26,187	68,795
Numis Corp. PLC	1,570	6,005
Ocado Group PLC (b)	49,234	1,744,676
On the Beach Group PLC (f)	15,830	49,861
OneSavings Bank PLC	52,042	187,490
Oxford Biomedica PLC (b)	16,489	174,799
Pagegroup PLC (b)	38,313	185,045
Paragon Banking Group PLC	23,278	99,987
Pearson PLC	70,744	502,783
Pennon Group PLC	43,005	573,244
Persimmon PLC	35,152	1,122,365
Petrofac, Ltd. (b)	14,738	21,201
Petropavlovsk PLC (b)	168,605	71,697
Pets at Home Group PLC	44,934	246,086
Phoenix Group Holdings PLC	55,274	492,486
Picton Property Income, Ltd. REIT	95,313	77,136
Playtech PLC (b)	22,457	105,045
Pollen Street Secured Lending PLC	6,909	75,265
Polypipe Group PLC (b)	19,986	111,714
Premier Foods PLC (b)	54,995	65,765
Primary Health Properties PLC REIT	115,471	221,409
Provident Financial PLC (b)	25,086	62,822
Prudential PLC	264,732	3,805,670
PZ Cussons PLC	23,269	70,722

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
QinetiQ Group PLC	81,230	$ 291,255
Quilter PLC (f)	190,265	315,208
Rathbone Brothers PLC	4,610	91,733
RDI REIT PLC	50,651	57,755
Reckitt Benckiser Group PLC	72,563	7,088,709
Redde Northgate PLC	40,263	96,024
Redrow PLC (b)	20,816	108,513
Regional REIT, Ltd. (f)	91,945	77,858
RELX PLC (e)	184,395	4,112,066
RELX PLC (e)	16,922	376,786
Renishaw PLC (b)	3,292	238,484
Rentokil Initial PLC (b)	200,989	1,391,844
Restaurant Group PLC (c)	51,115	32,525
Restore PLC	14,057	58,222
Rightmove PLC	89,181	722,341
Rio Tinto PLC	114,606	6,909,215
Rolls-Royce Holdings PLC	177,739	295,669
Rotork PLC	92,419	335,713
Royal Mail PLC (c)	91,928	282,418
RSA Insurance Group PLC	105,668	618,150
RWS Holdings PLC (c)	28,394	207,090
Sabre Insurance Group PLC (f)	20,082	66,246
Safestore Holdings PLC REIT	23,762	239,097
Saga PLC	124,644	20,054
Saga PLC (b)	69,246	448
Sage Group PLC	121,054	1,127,112
Sanne Group PLC	12,797	108,587
Savills PLC (b)	10,943	110,199
Schroder Real Estate Investment Trust, Ltd.	105,428	44,046
Schroders PLC	12,534	436,129
Segro PLC REIT	127,189	1,531,401
Senior PLC	31,367	18,045
Serco Group PLC (b)	135,092	221,575
Serica Energy PLC	48,012	59,348
Severn Trent PLC	24,305	766,689
Shaftesbury PLC REIT	13,712	88,078
Signature Aviation PLC	142,333	439,349
Smart Metering Systems PLC	13,920	117,152
Smith & Nephew PLC	92,360	1,812,705
Smiths Group PLC	40,469	717,241
Softcat PLC	10,760	167,629
Spectris PLC	11,660	366,760
Spirax-Sarco Engineering PLC	8,228	1,173,906
Spire Healthcare Group PLC (f)	49,079	60,503
Spirent Communications PLC	55,337	203,877
SSE PLC	106,166	1,655,523
SSP Group PLC	40,224	93,456
St James's Place PLC	54,813	660,674
St Modwen Properties PLC	17,643	71,240
Stagecoach Group PLC	45,711	22,895
Standard Chartered PLC (b)	274,022	1,263,331
Security Description	Shares	Value
Standard Life Aberdeen PLC	232,958	$ 679,708
Standard Life Investment Property Income Trust, Ltd. REIT	64,848	38,932
Stobart Group, Ltd. (b)(c)	5,114	1,300
Strix Group PLC	18,454	57,973
Subsea 7 SA (b)	31,878	228,406
Synthomer PLC	31,538	128,925
TalkTalk Telecom Group PLC	67,139	69,484
Tate & Lyle PLC	56,841	488,743
Taylor Wimpey PLC	364,578	510,753
Telecom Plus PLC	4,674	80,406
Tesco PLC	1,007,874	2,770,156
TORM PLC (c)	8,442	57,324
TP ICAP PLC	50,423	148,686
Trainline PLC (b)(f)	41,307	193,020
Travis Perkins PLC	23,244	325,830
Tritax Big Box REIT PLC	154,408	308,953
UK Commercial Property REIT, Ltd.	128,022	112,695
Ultra Electronics Holdings PLC	7,250	195,203
Unilever NV	149,201	9,062,129
Unilever PLC	119,356	7,372,648
UNITE Group PLC REIT (b)	26,445	286,484
United Utilities Group PLC	69,650	770,841
Urban & Civic PLC	24,078	65,680
Vectura Group PLC	109,978	146,445
Vesuvius PLC (b)	17,220	87,935
Victoria PLC (b)	5,835	22,555
Victrex PLC	7,821	185,091
Virgin Money UK PLC (b)	115,808	109,412
Vistry Group PLC (b)	17,728	130,163
Vodafone Group PLC	2,722,171	3,614,896
Warehouse Reit PLC	28,238	40,522
Watkin Jones PLC	28,675	52,344
Weir Group PLC	27,412	442,115
WH Smith PLC	10,408	128,071
Whitbread PLC (b)	20,616	564,354
William Hill PLC	150,155	534,768
Wm Morrison Supermarkets PLC	245,656	540,222
Workspace Group PLC REIT	11,884	82,609
WPP PLC	136,065	1,070,676
		213,197,583
UNITED STATES — 0.2%
Bausch Health Cos., Inc. (b)	32,300	500,550
Bizlink Holding, Inc.	10,000	78,557
BRP, Inc.	4,000	210,668
Burford Capital, Ltd.	18,434	148,679
Carnival PLC	12,859	163,905
Charlottes Web Holdings, Inc. (b)	5,500	12,970
CyberArk Software, Ltd. (b)	3,983	411,922
Diversified Gas & Oil PLC	66,708	90,480
Ferguson PLC	22,953	2,314,156

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Inmode, Ltd. (b)	1,400	$ 50,652
JBS SA	111,300	408,160
Primo Water Corp.	14,800	209,521
QIAGEN NV (b)	23,305	1,210,658
Reliance Worldwide Corp., Ltd.	101,916	281,950
Sims, Ltd.	10,544	58,074
TI Fluid Systems PLC (b)(f)	21,178	42,142
Viemed Healthcare, Inc. (b)	3,200	27,670
		6,220,714
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	62,400	554,511
TOTAL COMMON STOCKS (Cost $2,319,566,742)		2,553,210,177

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Corporate Travel Management Ltd.(expiring 10/15/20) (b)	1,420	3,439
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 10/30/20) Class H (b) (d)	4,638	—
SOUTH KOREA — 0.0% (a)
Medytox, Inc. (expiring 10/15/20) (b)	90	2,239
SPAIN — 0.0% (a)
Almirall SA (expiring 10/2/20) (b) (c)	10,484	2,559
THAILAND — 0.0% (a)
Amata Corp. (expiring 10/16/20) (b)	7,646	193
Ratchthani Leasing PCL (expiring 10/9/20) (b)	149,000	14,295
Siam Cement PCL (expiring 9/30/20) (b) (d)	10,410	—
		14,488
TOTAL RIGHTS (Cost $20,505)		22,725
WARRANTS — 0.0% (a)
BRAZIL — 0.0% (a)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (b)	1,766	1,548
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 2/16/21) (b)	61,990	1,115
Minor International PCL (expiring 12/31/21) (b)	2,000	25
Minor International PCL (expiring 7/31/23) (b)	10,743	2,526
Security Description	Shares	Value
Minor International PCL (expiring 9/30/21) (b)	2,000	$ 25
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	1,254
		4,945
TOTAL WARRANTS (Cost $0)		6,493
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	8	8
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g) (h)	122,172,211	122,172,211
State Street Navigator Securities Lending Portfolio II (i) (j)	41,324,393	41,324,393
TOTAL SHORT-TERM INVESTMENTS (Cost $163,496,612)		163,496,612
TOTAL INVESTMENTS — 101.1% (Cost $2,483,083,859)		2,716,736,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(29,955,823)
NET ASSETS — 100.0%		$ 2,686,780,184
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $25,725, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	803	12/18/2020	$43,594,595	$43,703,275	$ 108,680
S&P/TSX 60 Index Future (long)	60	12/17/2020	8,642,912	8,637,844	(5,068)
Mini MSCI EAFE (long)	858	12/18/2020	81,166,476	79,502,280	(1,664,196)
Total unrealized appreciation/depreciation on open futures contracts.					$(1,560,584)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$363,861,666	$2,189,322,786	$25,725	$2,553,210,177
Rights	2,239	20,486	0(a)	22,725
Warrants	6,468	25	—	6,493
Short-Term Investments	163,496,612	—	—	163,496,612
TOTAL INVESTMENTS	$527,366,985	$2,189,343,297	$25,725	$2,716,736,007
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	108,680	—	—	108,680
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 108,680	$ —	$ —	$ 108,680
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$527,475,665	$2,189,343,297	$25,725	$2,716,844,687
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,669,264)	—	—	(1,669,264)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,669,264)	$ —	$ —	$ (1,669,264)
(a)	The Portfolio held a Level 3 securities that was valued at $0 at September 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Industries as of September 30, 2020

Description	% of Net Assets
Banks	9.0%
Internet	6.5
Pharmaceuticals	5.9
Insurance	4.5
Semiconductors	4.4
TOTAL	30.3%
(The top five industries are expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	118,930,112	$ 118,942,005	$105,997,375	$224,948,056	$8,586	$98	8	$ 8	$298,588
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	691,280,516	569,108,305	—	—	122,172,211	122,172,211	229,563
State Street Navigator Securities Lending Portfolio II	25,878,290	25,878,290	188,972,358	173,526,255	—	—	41,324,393	41,324,393	423,945
Total		$144,820,295	$986,250,249	$967,582,616	$8,586	$98		$163,496,612	$952,096
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	4,941	$ 92,891
Aerojet Rocketdyne Holdings, Inc. (a)	10,379	414,018
AeroVironment, Inc. (a)	3,100	186,031
Astronics Corp. (a)	3,568	27,545
Axon Enterprise, Inc. (a)	8,925	809,498
BWX Technologies, Inc.	13,626	767,280
Cubic Corp.	4,500	261,765
Curtiss-Wright Corp.	5,910	551,167
Ducommun, Inc. (a)	1,500	49,380
HEICO Corp.	6,355	665,114
HEICO Corp. Class A	11,097	983,860
Hexcel Corp.	11,917	399,815
Kaman Corp.	3,999	155,841
Kratos Defense & Security Solutions, Inc. (a)	17,200	331,616
Maxar Technologies, Inc.	8,776	218,874
Mercury Systems, Inc. (a)	7,800	604,188
Moog, Inc. Class A	4,221	268,160
National Presto Industries, Inc.	790	64,669
PAE, Inc. (a) (b)	9,000	76,500
Park Aerospace Corp.	2,900	31,668
Parsons Corp. (a)	3,051	102,331
Spirit AeroSystems Holdings, Inc. Class A	14,986	283,385
Triumph Group, Inc.	7,345	47,816
Vectrus, Inc. (a)	1,600	60,800
Virgin Galactic Holdings, Inc. (a) (b)	9,200	176,916
		7,631,128
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	8,300	207,998
Atlas Air Worldwide Holdings, Inc. (a)	3,735	227,462
Echo Global Logistics, Inc. (a)	3,736	96,277
Forward Air Corp.	3,951	226,708
Hub Group, Inc. Class A (a)	4,617	231,750
Radiant Logistics, Inc. (a)	6,053	31,112
XPO Logistics, Inc. (a) (b)	13,009	1,101,342
		2,122,649
AIRLINES — 0.2%
Allegiant Travel Co.	1,819	217,916
Copa Holdings SA Class A	4,546	228,846
Hawaiian Holdings, Inc.	6,445	83,076
JetBlue Airways Corp. (a)	38,836	440,012
Security Description	Shares	Value
Mesa Air Group, Inc. (a)	4,400	$ 12,980
SkyWest, Inc.	7,003	209,109
Spirit Airlines, Inc. (a)	12,690	204,309
		1,396,248
AUTO COMPONENTS — 0.7%
Adient PLC (a)	12,500	216,625
American Axle & Manufacturing Holdings, Inc. (a)	15,950	92,032
Cooper Tire & Rubber Co.	7,200	228,240
Cooper-Standard Holdings, Inc. (a)	2,590	34,214
Dana, Inc.	20,542	253,077
Dorman Products, Inc. (a)	3,827	345,884
Fox Factory Holding Corp. (a)	5,600	416,248
Gentex Corp.	35,023	901,842
Gentherm, Inc. (a)	4,685	191,617
Goodyear Tire & Rubber Co.	32,800	251,576
LCI Industries	3,531	375,310
Lear Corp.	8,532	930,415
Modine Manufacturing Co. (a)	7,683	48,019
Motorcar Parts of America, Inc. (a)	3,000	46,680
Standard Motor Products, Inc.	3,043	135,870
Stoneridge, Inc. (a)	3,682	67,638
Tenneco, Inc. Class A (a) (b)	7,268	50,440
Visteon Corp. (a)	3,937	272,519
Workhorse Group, Inc. (a) (b)	13,375	338,120
XPEL, Inc. (a)	2,400	62,592
		5,258,958
AUTOMOBILES — 5.8%
Harley-Davidson, Inc.	21,800	534,972
Tesla, Inc. (a)	105,755	45,369,953
Thor Industries, Inc. (b)	7,898	752,363
Winnebago Industries, Inc.	4,400	227,348
		46,884,636
BANKS — 3.6%
1st Constitution Bancorp	1,400	16,660
1st Source Corp.	2,320	71,549
ACNB Corp.	1,320	27,456
Allegiance Bancshares, Inc.	2,700	63,099
Altabancorp	2,241	45,089
Amalgamated Bank Class A	2,200	23,276
Amerant Bancorp, Inc. (a)	3,000	27,930
American National Bankshares, Inc.	1,700	35,564
Ameris Bancorp	9,635	219,485
Ames National Corp.	1,402	23,680
Arrow Financial Corp.	2,055	51,556
Associated Banc-Corp.	21,630	272,971
Atlantic Capital Bancshares, Inc. (a)	3,399	38,579
Atlantic Union Bankshares Corp.	11,307	241,631
Auburn National Bancorp, Inc.	400	14,504
Banc of California, Inc.	6,313	63,888
BancFirst Corp.	2,652	108,308

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Bancorp, Inc. (a)	7,300	$ 63,072
BancorpSouth Bank	14,055	272,386
Bank First Corp. (b)	900	52,830
Bank of Commerce Holdings	2,729	19,021
Bank of Hawaii Corp.	5,626	284,226
Bank of Marin Bancorp	1,844	53,402
Bank of NT Butterfield & Son, Ltd.	7,196	160,327
Bank of Princeton	900	16,353
Bank OZK	17,457	372,183
Bank7 Corp.	500	4,700
BankFinancial Corp.	2,191	15,819
BankUnited, Inc.	13,027	285,422
Bankwell Financial Group, Inc.	1,000	14,150
Banner Corp.	5,100	164,526
Bar Harbor Bankshares	2,380	48,909
Baycom Corp. (a)	1,620	16,686
BCB Bancorp, Inc.	2,300	18,400
Berkshire Hills Bancorp, Inc.	6,316	63,855
BOK Financial Corp.	4,508	232,207
Boston Private Financial Holdings, Inc.	11,665	64,391
Bridge Bancorp, Inc.	2,600	45,318
Brookline Bancorp, Inc.	11,351	98,129
Bryn Mawr Bank Corp.	2,805	69,760
Business First Bancshares, Inc. (b)	1,900	28,500
Byline Bancorp, Inc.	3,700	41,736
C&F Financial Corp.	500	14,850
Cadence BanCorp	17,300	148,607
California Bancorp, Inc. (a)	1,200	13,596
Cambridge Bancorp	949	50,449
Camden National Corp.	2,102	63,533
Capital Bancorp, Inc. (a)	1,300	12,298
Capital City Bank Group, Inc.	2,100	39,459
Capstar Financial Holdings, Inc.	2,300	22,563
Carter Bank & Trust	3,500	23,275
Cathay General Bancorp	10,754	233,147
CB Financial Services, Inc. (b)	800	15,264
CBTX, Inc.	2,490	40,687
Central Pacific Financial Corp.	3,854	52,299
Central Valley Community Bancorp	1,700	20,995
Century Bancorp, Inc. Class A	436	28,663
Chemung Financial Corp.	604	17,437
ChoiceOne Financial Services, Inc.	1,000	26,020
CIT Group, Inc.	13,959	247,214
Citizens & Northern Corp.	1,900	30,856
Citizens Holding Co.	700	15,694
City Holding Co.	2,149	123,804
Civista Bancshares, Inc.	2,400	30,048
CNB Financial Corp.	2,300	34,201
Coastal Financial Corp. (a)	1,213	14,859
Codorus Valley Bancorp, Inc.	1,438	18,838
Colony Bankcorp, Inc.	1,200	12,900
Columbia Banking System, Inc.	10,158	242,268
Security Description	Shares	Value
Commerce Bancshares, Inc.	14,379	$ 809,394
Community Bank System, Inc.	7,439	405,128
Community Bankers Trust Corp.	3,399	17,267
Community Financial Corp.	800	17,080
Community Trust Bancorp, Inc.	2,203	62,257
ConnectOne Bancorp, Inc.	5,434	76,456
County Bancorp, Inc.	800	15,040
CrossFirst Bankshares, Inc. (a) (b)	6,823	59,292
Cullen/Frost Bankers, Inc.	7,956	508,786
Customers Bancorp, Inc. (a)	4,502	50,422
CVB Financial Corp.	18,300	304,329
Dime Community Bancshares, Inc.	4,100	46,371
Eagle Bancorp Montana, Inc.	1,000	17,620
Eagle Bancorp, Inc.	4,400	117,876
East West Bancorp, Inc.	20,086	657,616
Enterprise Bancorp, Inc.	1,378	28,966
Enterprise Financial Services Corp.	3,547	96,727
Equity Bancshares, Inc. Class A (a)	2,300	35,650
Esquire Financial Holdings, Inc. (a)	1,000	15,000
Evans Bancorp, Inc.	800	17,800
Farmers & Merchants Bancorp, Inc. (b)	1,624	32,496
Farmers National Banc Corp.	4,066	44,401
FB Financial Corp.	4,383	110,101
Fidelity D&D Bancorp, Inc. (b)	444	21,627
Financial Institutions, Inc.	2,480	38,192
First BanCorp	31,500	164,430
First Bancorp, Inc.	1,600	33,728
First BanCorp/Southern Pines	4,214	88,199
First Bancshares, Inc.	3,000	62,910
First Bank	2,600	16,120
First Busey Corp.	7,388	117,395
First Business Financial Services, Inc.	1,300	18,577
First Capital, Inc. (b)	500	28,025
First Choice Bancorp	1,620	21,530
First Citizens BancShares, Inc. Class A	898	286,264
First Commonwealth Financial Corp.	14,306	110,728
First Community Bankshares, Inc.	2,500	45,125
First Community Corp.	1,100	14,993
First Financial Bancorp	14,091	169,162
First Financial Bankshares, Inc.	18,302	510,809
First Financial Corp.	1,900	59,660
First Foundation, Inc.	5,550	72,538
First Guaranty Bancshares, Inc. (b)	803	9,724
First Hawaiian, Inc.	18,500	267,695
First Horizon National Corp.	77,947	735,040
First Internet Bancorp	1,500	22,095

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	6,082	$ 193,712
First Merchants Corp.	7,820	181,111
First Mid-Illinois Bancshares, Inc.	2,100	52,395
First Midwest Bancorp, Inc.	16,607	179,023
First Northwest Bancorp	1,402	13,880
First of Long Island Corp.	3,250	48,132
First Savings Financial Group, Inc.	300	16,302
First United Corp.	1,000	11,710
First Western Financial, Inc. (a)	900	11,655
Flushing Financial Corp.	4,300	45,236
FNB Corp.	46,033	312,104
FNCB Bancorp, Inc.	2,700	14,364
Franklin Financial Services Corp.	700	14,966
Fulton Financial Corp.	22,492	209,850
FVCBankcorp, Inc. (a)	1,900	19,000
German American Bancorp, Inc.	3,625	98,382
Glacier Bancorp, Inc.	13,600	435,880
Great Southern Bancorp, Inc.	1,568	56,793
Great Western Bancorp, Inc.	8,111	100,982
Guaranty Bancshares, Inc.	950	23,645
Hancock Whitney Corp.	12,286	231,100
Hanmi Financial Corp.	4,800	39,408
HarborOne Bancorp, Inc. (a)	7,563	61,033
Hawthorn Bancshares, Inc.	936	17,728
HBT Financial, Inc. (b)	1,400	15,708
Heartland Financial USA, Inc.	4,800	143,976
Heritage Commerce Corp.	8,766	58,338
Heritage Financial Corp.	5,100	93,789
Hilltop Holdings, Inc.	10,239	210,719
Home BancShares, Inc.	21,714	329,184
HomeTrust Bancshares, Inc.	2,409	32,714
Hope Bancorp, Inc.	16,621	126,070
Horizon Bancorp, Inc.	6,040	60,944
Howard Bancorp, Inc. (a)	1,981	17,789
Independent Bank Corp.	4,692	245,767
Independent Bank Corp.	3,418	42,964
Independent Bank Group, Inc.	5,372	237,335
International Bancshares Corp.	7,750	201,965
Investar Holding Corp.	1,440	18,461
Investors Bancorp, Inc.	32,714	237,504
Lakeland Bancorp, Inc.	6,900	68,655
Lakeland Financial Corp.	3,528	145,354
Landmark Bancorp, Inc.	600	12,810
LCNB Corp.	1,900	25,935
Level One Bancorp, Inc.	800	12,480
Limestone Bancorp, Inc. (a)	800	8,416
Live Oak Bancshares, Inc.	4,090	103,600
Macatawa Bank Corp.	4,066	26,551
Mackinac Financial Corp.	1,400	13,510
MainStreet Bancshares, Inc. (a)	1,100	13,464
Mercantile Bank Corp.	2,200	39,644
Meridian Corp.	800	12,904
Metrocity Bankshares, Inc.	2,500	32,925
Security Description	Shares	Value
Metropolitan Bank Holding Corp. (a)	1,100	$ 30,800
Mid Penn Bancorp, Inc.	1,100	19,041
Middlefield Banc Corp.	900	17,370
Midland States Bancorp, Inc.	3,002	38,576
MidWestOne Financial Group, Inc.	1,851	33,077
MVB Financial Corp.	1,530	24,434
National Bank Holdings Corp. Class A	4,348	114,135
National Bankshares, Inc.	1,037	26,267
NBT Bancorp, Inc.	6,200	166,284
Nicolet Bankshares, Inc. (a)	1,366	74,597
Northeast Bank (a)	1,300	23,920
Northrim BanCorp, Inc.	1,000	25,490
Norwood Financial Corp.	950	23,104
Oak Valley Bancorp (b)	1,100	12,606
OFG Bancorp	7,200	89,712
Ohio Valley Banc Corp.	700	14,462
Old National Bancorp	23,261	292,158
Old Second Bancorp, Inc.	4,535	33,990
Origin Bancorp, Inc.	3,000	64,080
Orrstown Financial Services, Inc.	1,600	20,480
Pacific Premier Bancorp, Inc.	11,401	229,616
PacWest Bancorp	16,634	284,109
Park National Corp. (b)	2,072	169,821
Parke Bancorp, Inc.	1,562	18,650
Partners Bancorp	1,500	8,445
PCB Bancorp	1,930	16,965
Peapack-Gladstone Financial Corp.	2,900	43,935
Penns Woods Bancorp, Inc.	1,070	21,240
Peoples Bancorp of North Carolina, Inc.	730	11,264
Peoples Bancorp, Inc.	2,900	55,361
Peoples Financial Services Corp.	1,139	39,592
Pinnacle Financial Partners, Inc.	10,539	375,083
Plumas Bancorp	700	13,776
Popular, Inc.	11,810	428,349
Preferred Bank	1,977	63,501
Premier Financial Bancorp, Inc.	2,039	22,021
Professional Holding Corp. Class A (a)	500	6,705
Prosperity Bancshares, Inc.	12,709	658,707
QCR Holdings, Inc.	2,120	58,109
RBB Bancorp	2,500	28,350
Red River Bancshares, Inc. (b)	800	34,400
Reliant Bancorp, Inc.	1,600	23,200
Renasant Corp.	7,932	180,215
Republic Bancorp, Inc. Class A	1,539	43,338
Republic First Bancorp, Inc. (a)	7,000	13,860
Richmond Mutual Bancorporation, Inc.	1,900	20,102
S&T Bancorp, Inc.	5,661	100,143
Salisbury Bancorp, Inc.	400	12,644
Sandy Spring Bancorp, Inc.	6,536	150,851
SB Financial Group, Inc.	1,100	14,839

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	7,484	$ 134,937
Select Bancorp, Inc. (a)	2,428	17,457
ServisFirst Bancshares, Inc.	6,900	234,807
Shore Bancshares, Inc.	1,855	20,368
Sierra Bancorp	2,200	36,938
Signature Bank	7,403	614,375
Silvergate Capital Corp. Class A (a) (b)	2,226	32,054
Simmons First National Corp. Class A	15,286	242,360
SmartFinancial, Inc.	2,002	27,207
South Plains Financial, Inc.	1,600	19,856
South State Corp.	9,975	480,296
Southern First Bancshares, Inc. (a)	1,100	26,565
Southern National Bancorp of Virginia, Inc.	3,025	26,257
Southside Bancshares, Inc.	4,655	113,722
Spirit of Texas Bancshares, Inc. (a)	2,149	23,983
Sterling Bancorp	27,605	290,405
Stock Yards Bancorp, Inc.	2,900	98,716
Summit Financial Group, Inc.	1,700	25,177
Synovus Financial Corp.	20,839	441,162
TCF Financial Corp.	21,563	503,712
Texas Capital Bancshares, Inc. (a)	7,164	223,015
Tompkins Financial Corp.	2,042	116,006
Towne Bank	9,790	160,556
TriCo Bancshares	3,872	94,825
TriState Capital Holdings, Inc. (a)	4,300	56,932
Triumph Bancorp, Inc. (a)	3,221	100,302
Trustmark Corp.	9,196	196,886
UMB Financial Corp.	6,189	303,323
Umpqua Holdings Corp.	31,387	333,330
United Bankshares, Inc.	17,581	377,464
United Community Banks, Inc.	11,386	192,765
United Security Bancshares	2,100	12,831
Unity Bancorp, Inc.	1,200	13,896
Univest Financial Corp.	4,040	58,055
Valley National Bancorp	56,542	387,313
Veritex Holdings, Inc.	7,050	120,061
Washington Trust Bancorp, Inc.	2,423	74,289
Webster Financial Corp.	12,757	336,912
WesBanco, Inc.	9,502	202,963
West Bancorporation, Inc.	2,500	39,600
Westamerica Bancorporation	3,785	205,715
Western Alliance Bancorp	13,918	440,087
Wintrust Financial Corp.	8,128	325,526
		28,958,644
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	1,304	1,151,901
Celsius Holdings, Inc. (a) (b)	4,700	106,737
Coca-Cola Consolidated, Inc.	711	171,124
Craft Brew Alliance, Inc. (a)	1,800	29,700
Security Description	Shares	Value
Keurig Dr. Pepper, Inc.	55,200	$ 1,523,520
MGP Ingredients, Inc.	1,800	71,532
National Beverage Corp. (a) (b)	1,703	115,821
NewAge, Inc. (a)	11,300	19,549
Primo Water Corp.	22,200	315,240
		3,505,124
BIOTECHNOLOGY — 6.7%
89bio, Inc. (a)	500	12,830
Abeona Therapeutics, Inc. (a)	10,786	11,002
ACADIA Pharmaceuticals, Inc. (a)	15,809	652,121
Acceleron Pharma, Inc. (a)	7,315	823,157
ADMA Biologics, Inc. (a) (b)	11,000	26,290
Aduro Biotech, Inc. (a)	10,454	25,403
Adverum Biotechnologies, Inc. (a)	10,100	104,030
Aeglea BioTherapeutics, Inc. (a)	5,700	40,413
Affimed NV (a)	11,500	38,985
Agenus, Inc. (a)	20,300	81,200
Agios Pharmaceuticals, Inc. (a)	8,804	308,140
Aimmune Therapeutics, Inc. (a)	6,600	227,370
Akcea Therapeutics, Inc. (a)	2,000	36,280
Akebia Therapeutics, Inc. (a)	18,917	47,482
Akero Therapeutics, Inc. (a)	1,600	49,264
Akouos, Inc. (a)	2,100	48,027
Albireo Pharma, Inc. (a)	2,000	66,740
Alector, Inc. (a) (b)	6,035	63,579
Alkermes PLC (a)	22,562	373,852
Allakos, Inc. (a) (b)	3,446	280,677
Allogene Therapeutics, Inc. (a) (b)	7,100	267,741
Allovir, Inc. (a)	2,600	71,500
Alnylam Pharmaceuticals, Inc. (a)	16,529	2,406,622
ALX Oncology Holdings, Inc. (a)	1,400	52,836
Amicus Therapeutics, Inc. (a)	36,141	510,311
AnaptysBio, Inc. (a)	3,214	47,407
Anavex Life Sciences Corp. (a) (b)	7,700	35,035
Anika Therapeutics, Inc. (a)	1,947	68,904
Annexon, Inc. (a)	2,100	63,483
Apellis Pharmaceuticals, Inc. (a)	8,700	262,479
Applied Genetic Technologies Corp. (a)	3,500	17,010
Applied Molecular Transport, Inc. (a)	1,800	57,276
Applied Therapeutics, Inc. (a)	1,841	38,219
Aprea Therapeutics, Inc. (a) (b)	1,000	24,060
Aptinyx, Inc. (a) (b)	3,700	12,506
Aravive, Inc. (a) (b)	1,800	8,460
Arcturus Therapeutics Holdings, Inc. (a) (b)	2,000	85,800
Arcus Biosciences, Inc. (a)	4,795	82,186
Arcutis Biotherapeutics, Inc. (a) (b)	1,700	49,810
Ardelyx, Inc. (a)	9,900	51,975
Arena Pharmaceuticals, Inc. (a)	8,230	615,522
Arrowhead Pharmaceuticals, Inc. (a)	14,200	611,452
Assembly Biosciences, Inc. (a)	4,500	73,980

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Atara Biotherapeutics, Inc. (a)	8,200	$ 106,272
Athenex, Inc. (a)	8,798	106,456
Athersys, Inc. (a) (b)	21,381	41,693
Atreca, Inc. Class A (a) (b)	2,700	37,719
AVEO Pharmaceuticals, Inc. (a)	2,100	12,474
Avid Bioservices, Inc. (a)	7,968	60,716
Avidity Biosciences, Inc. (a)	2,400	67,560
Avrobio, Inc. (a)	4,498	58,564
Axcella Health, Inc. (a)	1,100	5,082
Beam Therapeutics, Inc. (a) (b)	5,100	125,562
Beyondspring, Inc. (a) (b)	2,000	26,620
BioCryst Pharmaceuticals, Inc. (a) (b)	22,530	77,391
Biohaven Pharmaceutical Holding Co., Ltd. (a)	6,900	448,569
BioMarin Pharmaceutical, Inc. (a)	25,819	1,964,310
BioSpecifics Technologies Corp. (a)	959	50,664
Bioxcel Therapeutics, Inc. (a)	1,712	74,232
Black Diamond Therapeutics, Inc. (a) (b)	1,900	57,437
Bluebird Bio, Inc. (a)	9,521	513,658
Blueprint Medicines Corp. (a)	7,842	726,953
BrainStorm Cell Therapeutics, Inc. (a) (b)	4,100	69,372
Bridgebio Pharma, Inc. (a) (b)	10,300	386,456
Cabaletta Bio, Inc. (a) (b)	1,200	13,008
Calithera Biosciences, Inc. (a)	8,900	30,705
Calyxt, Inc. (a) (b)	1,300	7,137
CareDx, Inc. (a)	6,242	236,821
CASI Pharmaceuticals, Inc. (a) (b)	8,100	12,393
Castle Biosciences, Inc. (a)	1,500	77,175
Catabasis Pharmaceuticals, Inc. (a) (b)	2,700	16,713
Catalyst Biosciences, Inc. (a)	2,600	11,180
Catalyst Pharmaceuticals, Inc. (a)	15,147	44,987
Cellular Biomedicine Group, Inc. (a)	1,900	34,846
CEL-SCI Corp. (a) (b)	5,195	66,236
Centogene NV (a)	300	2,838
Checkpoint Therapeutics, Inc. (a) (b)	5,475	14,673
ChemoCentryx, Inc. (a)	6,500	356,200
Chimerix, Inc. (a)	8,597	21,407
Cidara Therapeutics, Inc. (a) (b)	5,100	14,535
Clovis Oncology, Inc. (a) (b)	8,780	51,187
Coherus Biosciences, Inc. (a) (b)	8,417	154,368
Concert Pharmaceuticals, Inc. (a)	4,298	42,206
Constellation Pharmaceuticals, Inc. (a) (b)	4,165	84,383
ContraFect Corp. (a)	2,000	10,560
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,714	17,485
Cortexyme, Inc. (a)	2,249	112,450
Crinetics Pharmaceuticals, Inc. (a) (b)	4,100	64,247
Security Description	Shares	Value
Cue Biopharma, Inc. (a)	3,785	$ 56,964
Cyclerion Therapeutics, Inc. (a) (b)	3,740	22,739
Cytokinetics, Inc. (a) (b)	8,196	177,443
CytomX Therapeutics, Inc. (a)	6,375	42,394
Deciphera Pharmaceuticals, Inc. (a)	5,300	271,890
Denali Therapeutics, Inc. (a)	8,900	318,887
Dermtech, Inc. (a) (b)	1,200	14,340
Dicerna Pharmaceuticals, Inc. (a)	9,500	170,905
Dyadic International, Inc. (a) (b)	2,900	21,953
Dynavax Technologies Corp. (a) (b)	13,338	57,620
Eagle Pharmaceuticals, Inc. (a)	1,446	61,426
Editas Medicine, Inc. (a) (b)	8,039	225,574
Eidos Therapeutics, Inc. (a) (b)	1,589	80,292
Eiger BioPharmaceuticals, Inc. (a)	3,675	29,915
Emergent BioSolutions, Inc. (a)	6,300	650,979
Enanta Pharmaceuticals, Inc. (a)	2,700	123,606
Enochian Biosciences, Inc. (a) (b)	2,510	8,986
Epizyme, Inc. (a)	12,438	148,385
Esperion Therapeutics, Inc. (a) (b)	3,800	141,246
Evelo Biosciences, Inc. (a)	2,135	11,251
Exact Sciences Corp. (a) (b)	21,210	2,162,360
Exelixis, Inc. (a)	43,385	1,060,763
Exicure, Inc. (a)	9,000	15,750
Fate Therapeutics, Inc. (a) (b)	10,160	406,095
Fennec Pharmaceuticals, Inc. (a) (b)	3,300	19,998
FibroGen, Inc. (a)	12,008	493,769
Five Prime Therapeutics, Inc. (a)	3,847	18,081
Flexion Therapeutics, Inc. (a) (b)	5,300	55,173
Forma Therapeutics Holdings, Inc. (a)	2,300	114,632
Fortress Biotech, Inc. (a)	8,800	35,552
Frequency Therapeutics, Inc. (a) (b)	3,600	69,156
G1 Therapeutics, Inc. (a)	4,361	50,370
Galectin Therapeutics, Inc. (a) (b)	6,283	16,776
Galera Therapeutics, Inc. (a)	200	1,808
Generation Bio Co. (a)	1,700	52,547
Genprex, Inc. (a) (b)	4,300	14,448
Geron Corp. (a) (b)	29,083	50,604
Global Blood Therapeutics, Inc. (a)	8,381	462,128
GlycoMimetics, Inc. (a)	5,291	16,243
Gossamer Bio, Inc. (a) (b)	6,800	84,388
Gritstone Oncology, Inc. (a)	3,900	10,335
Halozyme Therapeutics, Inc. (a)	19,252	505,943
Harpoon Therapeutics, Inc. (a)	1,190	20,218
Heron Therapeutics, Inc. (a) (b)	12,717	188,466
Homology Medicines, Inc. (a) (b)	4,800	51,360
Hookipa Pharma, Inc. (a) (b)	1,585	15,010
iBio, Inc. (a) (b)	7,300	14,819
Ideaya Biosciences, Inc. (a)	1,800	22,608

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
IGM Biosciences, Inc. (a) (b)	1,000	$ 73,810
Immunic, Inc. (a)	500	9,285
ImmunoGen, Inc. (a)	25,176	90,634
Immunomedics, Inc. (a)	29,372	2,497,501
Immunovant, Inc. (a)	5,000	175,950
Inovio Pharmaceuticals, Inc. (a) (b)	20,911	242,568
Inozyme Pharma, Inc. (a)	1,200	31,548
Insmed, Inc. (a)	14,366	461,723
Intellia Therapeutics, Inc. (a) (b)	6,200	123,256
Intercept Pharmaceuticals, Inc. (a)	3,787	157,009
Invitae Corp. (a) (b)	16,400	710,940
Ionis Pharmaceuticals, Inc. (a)	18,630	883,994
Iovance Biotherapeutics, Inc. (a)	19,800	651,816
Ironwood Pharmaceuticals, Inc. (a)	22,678	203,989
iTeos Therapeutics, Inc. (a)	1,500	37,005
IVERIC bio, Inc. (a)	6,900	38,916
Jounce Therapeutics, Inc. (a) (b)	2,500	20,400
Kadmon Holdings, Inc. (a)	23,563	92,367
KalVista Pharmaceuticals, Inc. (a)	2,000	25,180
Karuna Therapeutics, Inc. (a) (b)	2,250	173,970
Karyopharm Therapeutics, Inc. (a) (b)	10,300	150,380
Keros Therapeutics, Inc. (a)	1,100	42,427
Kezar Life Sciences, Inc. (a)	4,430	21,441
Kindred Biosciences, Inc. (a)	5,800	24,882
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	2,225	34,087
Kodiak Sciences, Inc. (a) (b)	4,100	242,761
Krystal Biotech, Inc. (a)	1,667	71,764
Kura Oncology, Inc. (a)	7,500	229,800
La Jolla Pharmaceutical Co. (a) (b)	3,645	14,689
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	9,390
Ligand Pharmaceuticals, Inc. (a) (b)	2,005	191,117
LogicBio Therapeutics, Inc. (a) (b)	1,475	13,393
MacroGenics, Inc. (a)	7,034	177,186
Madrigal Pharmaceuticals, Inc. (a)	1,222	145,088
Magenta Therapeutics, Inc. (a) (b)	3,000	20,400
MannKind Corp. (a) (b)	29,200	54,896
Marker Therapeutics, Inc. (a)	4,870	7,305
MediciNova, Inc. (a) (b)	6,500	34,060
MEI Pharma, Inc. (a)	16,214	50,588
MeiraGTx Holdings PLC (a) (b)	2,700	35,748
Mersana Therapeutics, Inc. (a)	6,300	117,306
Minerva Neurosciences, Inc. (a) (b)	4,680	14,882
Mirati Therapeutics, Inc. (a)	5,311	881,892
Mirum Pharmaceuticals, Inc. (a) (b)	797	15,358
Moderna, Inc. (a) (b)	40,740	2,882,355
Molecular Templates, Inc. (a)	3,215	35,108
Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	17,187	$ 901,974
Morphic Holding, Inc. (a) (b)	1,700	46,478
Mustang Bio, Inc. (a) (b)	4,805	15,136
Myriad Genetics, Inc. (a)	10,394	135,538
NantKwest, Inc. (a) (b)	4,400	30,514
Natera, Inc. (a)	10,000	722,400
Neoleukin Therapeutics, Inc. (a) (b)	4,500	54,000
Neubase Therapeutics, Inc. (a) (b)	2,600	19,734
NeuroBo Pharmaceuticals, Inc. (a) (b)	700	3,934
Neurocrine Biosciences, Inc. (a)	13,128	1,262,389
NextCure, Inc. (a) (b)	2,300	20,240
Nkarta, Inc. (a)	2,300	69,138
Novavax, Inc. (a) (b)	8,772	950,446
Nurix Therapeutics, Inc. (a)	1,600	55,856
Nymox Pharmaceutical Corp. (a) (b)	6,000	14,760
Oncocyte Corp. (a) (b)	3,885	5,400
OPKO Health, Inc. (a) (b)	57,018	210,396
Organogenesis Holdings, Inc. (a)	1,898	7,288
Orgenesis, Inc. (a)	2,700	13,608
ORIC Pharmaceuticals, Inc. (a)	1,300	32,513
Ovid therapeutics, Inc. (a) (b)	6,500	37,310
Oyster Point Pharma, Inc. (a) (b)	900	18,999
Passage Bio, Inc. (a) (b)	2,100	27,531
PDL BioPharma, Inc. (a)	15,855	49,943
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	8,761
Pieris Pharmaceuticals, Inc. (a)	7,200	14,904
Precigen, Inc. (a) (b)	9,441	33,044
Precision BioSciences, Inc. (a)	5,600	34,496
Prevail Therapeutics, Inc. (a)	2,200	22,396
Protagonist Therapeutics, Inc. (a)	3,302	64,554
Protara Therapeutics, Inc. (a)	300	5,049
Prothena Corp. PLC (a)	4,700	46,953
PTC Therapeutics, Inc. (a)	8,800	411,400
Puma Biotechnology, Inc. (a)	4,307	43,458
Radius Health, Inc. (a) (b)	6,455	73,200
Rapt Therapeutics, Inc. (a)	1,700	54,740
REGENXBIO, Inc. (a)	5,000	137,600
Relay Therapeutics, Inc. (a)	4,600	195,914
Replimenu Group, Inc. (a) (b)	2,500	57,550
Retrophin, Inc. (a)	6,398	118,107
REVOLUTION Medicines, Inc. (a)	5,542	192,862
Rhythm Pharmaceuticals, Inc. (a)	5,000	108,350
Rigel Pharmaceuticals, Inc. (a)	26,389	63,334
Rocket Pharmaceuticals, Inc. (a) (b)	4,800	109,728
Rubius Therapeutics, Inc. (a) (b)	5,400	27,054
Sage Therapeutics, Inc. (a)	7,374	450,699
Sangamo Therapeutics, Inc. (a) (b)	16,765	158,429
Sarepta Therapeutics, Inc. (a)	10,666	1,497,826
Savara, Inc. (a)	5,445	5,935

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Scholar Rock Holding Corp. (a) (b)	2,745	$ 48,559
Seattle Genetics, Inc. (a)	17,351	3,395,417
Selecta Biosciences, Inc. (a)	10,300	25,544
Seres Therapeutics, Inc. (a) (b)	7,546	213,627
Soleno Therapeutics, Inc. (a)	5,100	12,801
Solid Biosciences, Inc. (a)	2,800	5,684
Sorrento Therapeutics, Inc. (a) (b)	31,419	350,322
Spectrum Pharmaceuticals, Inc. (a)	20,032	81,731
Spero Therapeutics, Inc. (a) (b)	1,993	22,242
SpringWorks Therapeutics, Inc. (a) (b)	3,000	143,010
Stoke Therapeutics, Inc. (a) (b)	1,700	56,933
Sutro Biopharma, Inc. (a) (b)	1,700	17,085
Syndax Pharmaceuticals, Inc. (a)	3,600	53,136
Syros Pharmaceuticals, Inc. (a) (b)	5,500	48,620
TCR2 Therapeutics, Inc. (a)	2,400	48,768
TG Therapeutics, Inc. (a)	15,730	420,935
Translate Bio, Inc. (a) (b)	7,700	104,797
Turning Point Therapeutics, Inc. (a)	4,889	427,103
Twist Bioscience Corp. (a) (b)	4,240	322,113
Tyme Technologies, Inc. (a) (b)	9,400	9,212
Ultragenyx Pharmaceutical, Inc. (a) (b)	8,154	670,177
United Therapeutics Corp. (a)	6,218	628,018
UNITY Biotechnology, Inc. (a) (b)	4,590	15,881
UroGen Pharma, Ltd. (a) (b)	3,000	57,870
Vanda Pharmaceuticals, Inc. (a)	7,851	75,841
Vaxart, Inc. (a) (b)	6,800	45,220
Vaxcyte, Inc. (a)	2,600	128,388
VBI Vaccines, Inc. (a) (b)	24,506	70,087
Veracyte, Inc. (a) (b)	7,357	239,029
Verastem, Inc. (a) (b)	24,900	30,129
Vericel Corp. (a)	6,373	118,092
Viela Bio, Inc. (a) (b)	3,000	84,240
Viking Therapeutics, Inc. (a) (b)	9,314	54,207
Vir Biotechnology, Inc. (a) (b)	7,639	262,247
Voyager Therapeutics, Inc. (a)	3,800	40,546
vTv Therapeutics, Inc. Class A (a) (b)	1,500	2,655
X4 Pharmaceuticals, Inc. (a) (b)	2,408	16,302
XBiotech, Inc. (a) (b)	2,075	39,612
Xencor, Inc. (a)	7,885	305,859
XOMA Corp. (a) (b)	900	16,956
Y-mAbs Therapeutics, Inc. (a)	4,300	165,077
Zentalis Pharmaceuticals, Inc. (a)	1,600	52,304
ZIOPHARM Oncology, Inc. (a) (b)	29,556	74,481
		53,876,000
BUILDING PRODUCTS — 1.1%
AAON, Inc.	5,900	355,475
Advanced Drainage Systems, Inc.	7,900	493,276
Alpha Pro Tech, Ltd. (a)	1,900	28,082
American Woodmark Corp. (a)	2,412	189,438
Security Description	Shares	Value
Apogee Enterprises, Inc.	3,609	$ 77,124
Armstrong World Industries, Inc.	6,795	467,564
AZEK Co. Inc (a)	5,800	201,898
Builders FirstSource, Inc. (a)	16,400	534,968
Caesarstone, Ltd.	3,527	34,565
Cornerstone Building Brands, Inc. (a)	6,228	49,699
CSW Industrials, Inc.	1,937	149,633
Gibraltar Industries, Inc. (a)	4,600	299,644
Griffon Corp.	5,800	113,332
Insteel Industries, Inc.	2,887	53,987
JELD-WEN Holding, Inc. (a)	9,609	217,163
Lennox International, Inc.	4,897	1,334,971
Masonite International Corp. (a)	3,493	343,711
Owens Corning	15,276	1,051,142
Patrick Industries, Inc.	3,228	185,675
PGT Innovations, Inc. (a)	8,054	141,106
Quanex Building Products Corp.	4,850	89,434
Resideo Technologies, Inc. (a)	18,077	198,847
Simpson Manufacturing Co., Inc.	6,200	602,392
Trex Co., Inc. (a)	16,488	1,180,541
UFP Industries, Inc.	8,509	480,844
		8,874,511
CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	6,600	451,308
Apollo Global Management, Inc.	24,400	1,091,900
Ares Management Corp. Class A	14,000	565,880
Artisan Partners Asset Management, Inc. Class A	7,893	307,748
Assetmark Financial Holdings, Inc. (a)	2,200	47,828
Associated Capital Group, Inc. Class A	300	10,839
B. Riley Financial, Inc.	2,734	68,514
BGC Partners, Inc. Class A	43,300	103,920
Blucora, Inc. (a)	6,800	64,056
Brightsphere Investment Group, Inc.	8,538	110,140
Carlyle Group, Inc. (b)	16,600	409,522
Cohen & Steers, Inc.	3,509	195,592
Cowen, Inc. Class A	3,750	61,012
Diamond Hill Investment Group, Inc.	399	50,402
Donnelley Financial Solutions, Inc. (a)	4,275	57,114
Eaton Vance Corp.	15,820	603,533
Evercore, Inc. Class A	5,643	369,391
FactSet Research Systems, Inc.	5,272	1,765,487
Federated Hermes, Inc.	13,700	294,687
Focus Financial Partners, Inc. Class A (a)	4,582	150,244
GAMCO Investors, Inc. Class A	882	10,205
Greenhill & Co., Inc.	2,417	27,433
Hamilton Lane, Inc. Class A	4,304	277,995
Houlihan Lokey, Inc.	7,300	431,065

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	10,506	$ 507,755
KKR & Co., Inc.	76,070	2,612,244
Lazard, Ltd. Class A	14,402	475,986
LPL Financial Holdings, Inc.	11,195	858,321
Moelis & Co. Class A	7,600	267,064
Morningstar, Inc.	3,120	501,103
Oppenheimer Holdings, Inc. Class A	1,500	33,480
Piper Sandler Cos.	2,500	182,500
PJT Partners, Inc. Class A	3,372	204,377
Pzena Investment Management, Inc. Class A	2,600	13,936
Safeguard Scientifics, Inc.	3,000	16,440
Sculptor Capital Management, Inc.	2,585	30,348
SEI Investments Co.	16,487	836,221
Siebert Financial Corp. (a) (b)	1,320	4,264
Silvercrest Asset Management Group, Inc. Class A	1,504	15,732
Stifel Financial Corp.	9,449	477,741
StoneX Group, Inc. (a)	2,403	122,937
TD Ameritrade Holding Corp.	37,084	1,451,838
Tradeweb Markets, Inc. Class A	12,000	696,000
Value Line, Inc.	200	4,940
Virtu Financial, Inc. Class A	9,197	211,623
Virtus Investment Partners, Inc.	1,028	142,532
Waddell & Reed Financial, Inc. Class A (b)	9,436	140,125
Westwood Holdings Group, Inc.	1,305	14,538
WisdomTree Investments, Inc.	19,799	63,357
		17,411,217
CHEMICALS — 1.4%
Advanced Emissions Solutions, Inc. (b)	2,600	10,556
AdvanSix, Inc. (a)	3,900	50,232
AgroFresh Solutions, Inc. (a)	4,500	10,935
American Vanguard Corp.	4,052	53,243
Amyris, Inc. (a) (b)	9,300	27,156
Ashland Global Holdings, Inc.	7,931	562,467
Avient Corp.	12,933	342,207
Axalta Coating Systems, Ltd. (a)	30,102	667,361
Balchem Corp.	4,596	448,708
Cabot Corp.	7,998	288,168
Chase Corp.	1,062	101,315
Chemours Co. (b)	23,343	488,102
Element Solutions, Inc. (a)	31,000	325,810
Ferro Corp. (a)	11,958	148,279
FutureFuel Corp.	4,100	46,617
GCP Applied Technologies, Inc. (a)	6,897	144,492
Hawkins, Inc.	1,348	62,143
HB Fuller Co.	7,299	334,148
Huntsman Corp.	28,626	635,783
Ingevity Corp. (a)	5,938	293,575
Innospec, Inc.	3,547	224,596
Security Description	Shares	Value
Intrepid Potash, Inc. (a)	1,490	$ 12,576
Koppers Holdings, Inc. (a)	2,930	61,266
Kraton Corp. (a)	4,385	78,141
Kronos Worldwide, Inc.	3,600	46,296
Livent Corp. (a) (b)	21,342	191,438
Marrone Bio Innovations, Inc. (a)	9,293	11,337
Minerals Technologies, Inc.	4,792	244,871
NewMarket Corp.	1,013	346,770
Olin Corp.	20,324	251,611
Orion Engineered Carbons SA	8,600	107,586
PQ Group Holdings, Inc. (a)	5,450	55,917
Quaker Chemical Corp. (b)	1,884	338,574
Rayonier Advanced Materials, Inc. (a)	7,700	24,640
RPM International, Inc.	18,290	1,515,144
Scotts Miracle-Gro Co.	5,816	889,325
Sensient Technologies Corp.	6,019	347,537
Stepan Co.	3,082	335,938
Trecora Resources (a)	3,370	20,692
Tredegar Corp.	3,707	55,123
Trinseo SA	5,599	143,558
Tronox Holdings PLC Class A (a)	12,669	99,705
Valvoline, Inc.	26,441	503,437
Westlake Chemical Corp.	4,796	303,203
WR Grace & Co.	7,976	321,353
		11,571,931
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	9,500	348,270
ACCO Brands Corp.	13,542	78,544
ADT, Inc.	22,480	183,662
Advanced Disposal Services, Inc. (a)	10,500	317,415
Brady Corp. Class A	6,700	268,134
BrightView Holdings, Inc. (a)	4,900	55,860
Brink's Co.	7,114	292,314
Casella Waste Systems, Inc. Class A (a)	6,500	363,025
CECO Environmental Corp. (a)	4,743	34,576
Cimpress PLC (a) (b)	2,533	190,380
Clean Harbors, Inc. (a)	7,353	411,988
CompX International, Inc.	200	2,990
Covanta Holding Corp.	16,300	126,325
Deluxe Corp.	5,776	148,616
Ennis, Inc.	3,597	62,732
Harsco Corp. (a)	11,425	158,922
Healthcare Services Group, Inc.	10,765	231,770
Heritage-Crystal Clean, Inc. (a)	2,334	31,159
Herman Miller, Inc.	8,400	253,344
HNI Corp.	6,089	191,073
IAA, Inc. (a)	19,171	998,234
Interface, Inc.	8,262	50,563
KAR Auction Services, Inc.	18,292	263,405
Kimball International, Inc. Class B	5,165	54,439
Knoll, Inc.	7,333	88,436

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Matthews International Corp. Class A	4,331	$ 96,841
McGrath RentCorp	3,500	208,565
Montrose Environmental Group, Inc. (a)	1,600	38,112
MSA Safety, Inc.	5,187	695,940
NL Industries, Inc.	1,231	5,232
PICO Holdings, Inc. (a)	2,830	25,357
Pitney Bowes, Inc.	24,564	130,435
Quad/Graphics, Inc.	5,027	15,232
SP Plus Corp. (a)	3,300	59,235
Steelcase, Inc. Class A	12,600	127,386
Stericycle, Inc. (a)	13,000	819,780
Team, Inc. (a)	4,600	25,300
Tetra Tech, Inc.	7,686	734,013
UniFirst Corp.	2,135	404,305
US Ecology, Inc.	4,561	149,008
Viad Corp.	2,854	59,449
VSE Corp.	1,380	42,283
		8,842,649
COMMUNICATIONS EQUIPMENT — 0.6%
Acacia Communications, Inc. (a)	5,500	370,700
ADTRAN, Inc.	6,837	70,114
Applied Optoelectronics, Inc. (a) (b)	2,997	33,716
CalAmp Corp. (a)	5,200	37,388
Calix, Inc. (a)	7,400	131,572
Cambium Networks Corp. (a)	900	15,183
Casa Systems, Inc. (a)	4,899	19,743
Ciena Corp. (a)	21,864	867,782
Clearfield, Inc. (a)	1,800	36,306
CommScope Holding Co., Inc. (a)	27,555	247,995
Comtech Telecommunications Corp.	3,798	53,172
Digi International, Inc. (a)	4,070	63,614
DZS, Inc. (a)	1,360	12,743
EchoStar Corp. Class A (a)	7,041	175,251
Extreme Networks, Inc. (a)	16,800	67,536
Genasys, Inc. (a)	5,000	30,750
Harmonic, Inc. (a)	14,200	79,236
Infinera Corp. (a) (b)	22,600	139,216
Inseego Corp. (a) (b)	9,717	100,280
InterDigital, Inc.	4,373	249,523
KVH Industries, Inc. (a)	2,532	22,813
Lumentum Holdings, Inc. (a)	10,682	802,539
NETGEAR, Inc. (a)	4,289	132,187
NetScout Systems, Inc. (a)	9,907	216,270
PC-Tel, Inc. (a)	2,700	15,282
Plantronics, Inc.	4,848	57,400
Resonant, Inc. (a)	7,500	17,850
Ribbon Communications, Inc. (a)	9,500	36,765
Ubiquiti, Inc.	1,230	204,992
ViaSat, Inc. (a)	8,411	289,254
Viavi Solutions, Inc. (a)	32,400	380,052
		4,977,224
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	21,804	$ 912,279
Aegion Corp. (a)	4,300	60,759
Ameresco, Inc. Class A (a)	3,600	120,240
API Group Corp. (a) (b) (c)	19,923	283,504
Arcosa, Inc.	6,889	303,736
Argan, Inc.	2,139	89,645
Comfort Systems USA, Inc.	5,125	263,989
Concrete Pumping Holdings, Inc. (a)	4,031	14,391
Construction Partners, Inc. Class A (a)	3,398	61,844
Dycom Industries, Inc. (a)	4,452	235,155
EMCOR Group, Inc.	7,753	524,956
Fluor Corp.	20,509	180,684
Granite Construction, Inc. (b)	6,679	117,617
Great Lakes Dredge & Dock Corp. (a)	9,050	86,066
HC2 Holdings, Inc. (a) (b)	6,700	16,214
IES Holdings, Inc. (a)	1,300	41,301
MasTec, Inc. (a)	8,076	340,807
MYR Group, Inc. (a)	2,300	85,514
Northwest Pipe Co. (a)	1,500	39,690
NV5 Global, Inc. (a)	1,644	86,754
Primoris Services Corp.	6,954	125,450
Sterling Construction Co., Inc. (a)	4,100	58,056
Tutor Perini Corp. (a)	5,800	64,554
Valmont Industries, Inc.	2,947	365,958
WillScot Mobile Mini Holdings Corp. (a)	22,713	378,853
		4,858,016
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,864	506,181
Forterra, Inc. (a)	2,904	34,325
Summit Materials, Inc. Class A (a)	16,312	269,800
United States Lime & Minerals, Inc.	321	28,922
US Concrete, Inc. (a)	2,239	65,021
		904,249
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	53,375	1,338,111
Atlanticus Holdings Corp. (a)	800	9,520
Credit Acceptance Corp. (a) (b)	1,386	469,355
Curo Group Holdings Corp.	2,430	17,132
Encore Capital Group, Inc. (a) (b)	4,551	175,623
Enova International, Inc. (a)	4,200	68,838
EZCORP, Inc. Class A (a)	6,800	34,204
FirstCash, Inc.	5,815	332,676
Green Dot Corp. Class A (a)	7,200	364,392
LendingClub Corp. (a)	10,006	47,128
LendingTree, Inc. (a)	1,130	346,786
Navient Corp.	27,204	229,874
Nelnet, Inc. Class A	2,442	147,131
OneMain Holdings, Inc.	9,323	291,344
Oportun Financial Corp. (a)	2,751	32,434

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PRA Group, Inc. (a) (b)	6,372	$ 254,561
Regional Management Corp. (a)	1,300	21,658
Santander Consumer USA Holdings, Inc.	10,564	192,159
SLM Corp.	53,400	432,006
World Acceptance Corp. (a) (b)	671	70,824
		4,875,756
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	9,206	1,042,119
Ardagh Group SA	2,900	40,745
Berry Global Group, Inc. (a)	18,963	916,292
Crown Holdings, Inc. (a)	18,565	1,426,906
Graphic Packaging Holding Co.	39,667	558,908
Greif, Inc. Class A	3,600	130,356
Greif, Inc. Class B	942	37,190
Myers Industries, Inc.	5,095	67,407
O-I Glass, Inc.	22,228	235,395
Ranpak Holdings Corp. (a)	4,400	41,888
Silgan Holdings, Inc.	11,268	414,324
Sonoco Products Co.	14,295	730,046
UFP Technologies, Inc. (a)	1,100	45,562
		5,687,138
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	6,352	183,763
Funko, Inc. Class A (a) (b)	3,450	19,976
Greenlane Holdings, Inc. Class A (a) (b)	1,600	3,584
Pool Corp.	5,552	1,857,366
Weyco Group, Inc.	943	15,248
		2,079,937
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	7,574	185,866
American Public Education, Inc. (a)	2,000	56,380
Aspen Group, Inc. (a)	2,800	31,276
Bright Horizons Family Solutions, Inc. (a)	8,559	1,301,310
Carriage Services, Inc.	2,296	51,224
Chegg, Inc. (a)	17,300	1,235,912
Collectors Universe, Inc.	1,315	65,079
Franchise Group, Inc.	2,900	73,544
frontdoor, Inc. (a)	12,206	474,935
Graham Holdings Co. Class B	546	220,644
Grand Canyon Education, Inc. (a)	6,610	528,403
H&R Block, Inc.	27,600	449,604
Houghton Mifflin Harcourt Co. (a)	16,399	28,370
K12, Inc. (a)	5,805	152,904
Laureate Education, Inc. Class A (a)	15,670	208,098
OneSpaWorld Holdings, Ltd. (b)	7,100	46,150
Perdoceo Education Corp. (a)	10,112	123,771
Regis Corp. (a) (b)	3,706	22,755
Service Corp. International	24,583	1,036,911
Strategic Education, Inc.	3,246	296,912
Security Description	Shares	Value
Terminix Global Holdings, Inc. (a)	18,912	$ 754,211
Universal Technical Institute, Inc. (a)	4,400	22,352
Vivint Smart Home, Inc. (a)	10,213	174,438
WW International, Inc. (a)	6,700	126,429
		7,667,478
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Alerus Financial Corp. (b)	2,076	40,690
A-Mark Precious Metals, Inc.	700	23,604
Banco Latinoamericano de Comercio Exterior SA Class E	4,400	53,460
Calamos Asset Management, Inc. Class A (a) (d)	1,000	—
Cannae Holdings, Inc. (a)	12,300	458,298
Equitable Holdings, Inc.	58,046	1,058,759
GWG Holdings, Inc. (a) (b)	500	4,300
Jefferies Financial Group, Inc.	32,400	583,200
Marlin Business Services Corp.	1,400	9,870
SWK Holdings Corp. (a)	500	7,000
Voya Financial, Inc.	17,941	859,912
		3,099,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Alaska Communications Systems Group, Inc.	7,900	15,800
Anterix, Inc. (a)	1,507	49,294
ATN International, Inc.	1,557	78,068
Bandwidth, Inc. Class A (a) (b)	2,692	469,943
Cincinnati Bell, Inc. (a)	7,374	110,610
Cogent Communications Holdings, Inc.	5,996	360,060
Consolidated Communications Holdings, Inc. (a)	11,249	64,007
GCI Liberty, Inc. Class A (a)	14,046	1,151,210
IDT Corp. Class B (a)	2,900	19,082
Iridium Communications, Inc. (a)	16,719	427,672
Liberty Latin America, Ltd. Class C (a)	22,000	179,080
Ooma, Inc. (a) (b)	3,200	41,760
ORBCOMM, Inc. (a)	11,411	38,797
Vonage Holdings Corp. (a)	32,900	336,567
		3,341,950
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	7,362	380,910
Avangrid, Inc.	8,100	408,726
Genie Energy, Ltd. Class B	2,198	17,584
Hawaiian Electric Industries, Inc.	15,283	508,007
IDACORP, Inc.	7,238	578,316
MGE Energy, Inc.	5,062	317,185
OGE Energy Corp.	28,543	856,004
Otter Tail Corp.	5,876	212,535
PG&E Corp. (a)	185,046	1,737,582
PNM Resources, Inc.	11,251	465,004
Portland General Electric Co.	12,821	455,145

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Spark Energy, Inc. Class A	2,096	$ 17,439
		5,954,437
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	5,605	573,672
Allied Motion Technologies, Inc.	1,162	47,967
American Superconductor Corp. (a)	3,300	47,784
Atkore International Group, Inc. (a)	6,900	156,837
AZZ, Inc.	3,844	131,157
Bloom Energy Corp. Class A (a) (b)	12,676	227,788
Encore Wire Corp.	2,934	136,196
EnerSys	6,041	405,472
FuelCell Energy, Inc. (a) (b)	30,200	64,628
Generac Holdings, Inc. (a)	8,705	1,685,636
GrafTech International, Ltd.	9,050	61,902
Hubbell, Inc.	7,740	1,059,142
LSI Industries, Inc.	3,900	26,325
nVent Electric PLC	22,200	392,718
Orion Energy Systems, Inc. (a) (b)	4,100	31,037
Plug Power, Inc. (a) (b)	48,413	649,218
Powell Industries, Inc.	1,400	33,782
Preformed Line Products Co.	500	24,360
Regal Beloit Corp.	5,794	543,883
Sensata Technologies Holding PLC (a)	22,028	950,288
Sunrun, Inc. (a)	16,900	1,302,483
Thermon Group Holdings, Inc. (a)	4,780	53,679
TPI Composites, Inc. (a)	4,300	124,528
Ultralife Corp. (a)	1,400	8,260
Vertiv Holdings Co. (a)	31,300	542,116
Vicor Corp. (a)	2,632	204,585
Vivint Solar, Inc. (a) (b)	7,073	299,542
		9,784,985
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Akoustis Technologies, Inc. (a) (b)	4,700	38,352
Arlo Technologies, Inc. (a)	11,717	61,631
Arrow Electronics, Inc. (a)	11,010	866,047
Avnet, Inc.	13,997	361,682
Badger Meter, Inc.	4,176	272,985
Bel Fuse, Inc. Class B	1,500	16,020
Belden, Inc.	6,263	194,905
Benchmark Electronics, Inc.	5,331	107,420
Cognex Corp.	23,501	1,529,915
Coherent, Inc. (a)	3,487	386,813
CTS Corp.	4,687	103,255
Daktronics, Inc.	5,745	22,750
Dolby Laboratories, Inc. Class A	8,979	595,128
ePlus, Inc. (a)	1,913	140,032
Fabrinet (a)	5,200	327,756
FARO Technologies, Inc. (a)	2,588	157,816
Fitbit, Inc. Class A (a)	34,909	242,967
Security Description	Shares	Value
II-VI, Inc. (a) (b)	14,266	$ 578,629
Insight Enterprises, Inc. (a)	4,878	275,997
Intellicheck, Inc. (a)	2,400	16,008
Iteris, Inc. (a)	6,300	25,830
Itron, Inc. (a)	5,699	346,157
Jabil, Inc.	20,967	718,329
Kimball Electronics, Inc. (a)	3,844	44,437
Knowles Corp. (a)	12,568	187,263
Littelfuse, Inc.	3,329	590,365
Luna Innovations, Inc. (a)	4,400	26,312
Methode Electronics, Inc.	5,249	149,596
MTS Systems Corp.	2,732	52,209
Napco Security Technologies, Inc. (a)	1,878	44,133
National Instruments Corp.	18,448	658,594
nLight, Inc. (a)	5,088	119,466
Novanta, Inc. (a)	4,841	509,951
OSI Systems, Inc. (a)	2,440	189,368
PAR Technology Corp. (a) (b)	2,200	89,122
PC Connection, Inc.	1,660	68,160
Plexus Corp. (a)	4,100	289,583
Powerfleet, Inc. (a) (b)	4,200	23,646
Research Frontiers, Inc. (a) (b)	4,000	10,800
Rogers Corp. (a)	2,699	264,664
Sanmina Corp. (a)	9,575	259,004
ScanSource, Inc. (a)	3,809	75,532
SYNNEX Corp.	5,917	828,735
Trimble, Inc. (a)	35,636	1,735,473
TTM Technologies, Inc. (a)	14,600	166,586
Vishay Intertechnology, Inc.	18,845	293,417
Vishay Precision Group, Inc. (a)	1,700	43,044
Wrap Technologies, Inc. (a) (b)	1,500	10,155
		14,116,039
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	19,042	102,446
Aspen Aerogels, Inc. (a)	3,100	33,945
Bristow Group, Inc. (a)	1,033	21,951
Cactus, Inc. Class A	6,943	133,236
ChampionX Corp. (a)	26,400	210,936
DMC Global, Inc.	2,100	69,174
Dril-Quip, Inc. (a)	4,975	123,181
Exterran Corp. (a)	4,500	18,720
Frank's International NV (a)	22,700	34,958
Helix Energy Solutions Group, Inc. (a)	20,209	48,704
Helmerich & Payne, Inc.	14,900	218,285
Liberty Oilfield Services, Inc. Class A (b)	8,300	66,317
Matrix Service Co. (a)	4,100	34,235
Nabors Industries, Ltd. (b)	1,127	27,544
National Energy Services Reunited Corp. (a)	3,700	23,606
Newpark Resources, Inc. (a)	13,900	14,595
NexTier Oilfield Solutions, Inc. (a)	25,298	46,801
Oceaneering International, Inc. (a)	14,081	49,565

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Oil States International, Inc. (a)	9,366	$ 25,569
Patterson-UTI Energy, Inc.	26,760	76,266
ProPetro Holding Corp. (a)	11,399	46,280
RPC, Inc. (a) (b)	9,010	23,786
SEACOR Holdings, Inc. (a)	2,768	80,494
Select Energy Services, Inc. Class A (a)	9,092	34,913
Solaris Oilfield Infrastructure, Inc. Class A	4,900	31,066
Tidewater, Inc. (a)	6,225	41,770
Transocean, Ltd. (a) (b)	87,189	70,353
US Silica Holdings, Inc.	11,488	34,464
		1,743,160
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Class A (b)	8,066	37,991
Cinemark Holdings, Inc. (b)	15,538	155,380
Eros STX Global Corp. (a) (b)	11,347	25,077
Gaia, Inc. (a)	1,600	15,728
Glu Mobile, Inc. (a)	18,600	142,755
IMAX Corp. (a)	7,233	86,507
Liberty Media Corp.-Liberty Braves Class A (a)	1,538	32,113
Liberty Media Corp.-Liberty Braves Class C (a)	5,275	110,828
Liberty Media Corp.-Liberty Formula One Class A (a)	3,701	124,020
Liberty Media Corp.-Liberty Formula One Class C (a)	28,286	1,025,933
Lions Gate Entertainment Corp. Class A (a) (b)	8,224	77,964
Lions Gate Entertainment Corp. Class B (a)	16,389	142,912
LiveXLive Media, Inc. (a)	5,299	13,751
Madison Square Garden Entertainment Corp. (a)	2,660	182,183
Madison Square Garden Sports Corp. (a)	2,672	402,083
Marcus Corp.	3,537	27,341
Roku, Inc. (a)	15,098	2,850,502
Spotify Technology SA (a)	18,684	4,532,178
World Wrestling Entertainment, Inc. Class A	6,542	264,755
Zynga, Inc. Class A (a)	126,732	1,155,796
		11,405,797
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
Acadia Realty Trust REIT	11,747	123,343
Agree Realty Corp. REIT	7,556	480,864
Alexander & Baldwin, Inc. REIT (a)	10,238	114,768
Alexander's, Inc. REIT	338	82,884
Alpine Income Property Trust, Inc. REIT	1,000	15,550
American Assets Trust, Inc. REIT	7,317	176,267
Security Description	Shares	Value
American Campus Communities, Inc. REIT	19,510	$ 681,289
American Finance Trust, Inc. REIT	15,944	99,969
American Homes 4 Rent Class A REIT	37,097	1,056,523
Americold Realty Trust REIT	29,100	1,040,325
Apple Hospitality REIT, Inc.	29,900	287,339
Armada Hoffler Properties, Inc. REIT	8,200	75,932
Bluerock Residential Growth REIT, Inc.	3,600	27,288
Brandywine Realty Trust REIT	24,100	249,194
Brixmor Property Group, Inc. REIT	42,348	495,048
Brookfield Property REIT, Inc. Class A (b)	6,500	79,560
BRT Apartments Corp. REIT	1,500	17,670
Camden Property Trust REIT	13,438	1,195,713
CareTrust REIT, Inc.	13,528	240,731
CatchMark Timber Trust, Inc. Class A REIT	6,900	61,617
Chatham Lodging Trust REIT	7,160	54,559
CIM Commercial Trust Corp. REIT	1,800	17,748
City Office REIT, Inc.	6,100	45,872
Clipper Realty, Inc. REIT	2,293	13,873
Colony Capital, Inc. REIT (b)	67,918	185,416
Columbia Property Trust, Inc. REIT	16,694	182,132
Community Healthcare Trust, Inc. REIT	3,047	142,478
CoreCivic, Inc. REIT	16,625	133,000
CorEnergy Infrastructure Trust, Inc. REIT	2,060	12,030
CorePoint Lodging, Inc. REIT	6,280	34,226
CoreSite Realty Corp. REIT	5,727	680,826
Corporate Office Properties Trust REIT	16,000	379,520
Cousins Properties, Inc. REIT	21,149	604,650
CubeSmart REIT	27,625	892,564
CyrusOne, Inc. REIT	16,615	1,163,548
DiamondRock Hospitality Co. REIT	29,100	147,537
Diversified Healthcare Trust REIT	32,877	115,727
Douglas Emmett, Inc. REIT	23,737	595,799
Easterly Government Properties, Inc. REIT	11,000	246,510
EastGroup Properties, Inc. REIT	5,521	714,031
Empire State Realty Trust, Inc. Class A REIT	20,224	123,771
EPR Properties REIT	10,549	290,097
Equity Commonwealth REIT	16,681	444,215
Equity LifeStyle Properties, Inc. REIT	24,868	1,524,408
Essential Properties Realty Trust, Inc. REIT	13,313	243,894
Farmland Partners, Inc. REIT (b)	4,300	28,638

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	18,015	$ 716,997
Four Corners Property Trust, Inc. REIT	10,009	256,130
Franklin Street Properties Corp. REIT	14,783	54,106
Front Yard Residential Corp. REIT	7,127	62,290
Gaming and Leisure Properties, Inc. REIT	29,443	1,087,330
GEO Group, Inc. REIT	17,180	194,821
Getty Realty Corp. REIT	4,874	126,773
Gladstone Commercial Corp. REIT	4,730	79,701
Gladstone Land Corp. REIT	2,900	43,558
Global Medical REIT, Inc.	6,100	82,350
Global Net Lease, Inc. REIT	12,782	203,234
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	10,197	431,027
Healthcare Realty Trust, Inc. REIT	19,182	577,762
Healthcare Trust of America, Inc. Class A REIT	31,070	807,820
Hersha Hospitality Trust REIT	5,376	29,783
Highwoods Properties, Inc. REIT	14,670	492,472
Hudson Pacific Properties, Inc. REIT	21,437	470,113
Independence Realty Trust, Inc. REIT (b)	13,073	151,516
Industrial Logistics Properties Trust REIT	9,228	201,816
Innovative Industrial Properties, Inc. REIT (b)	2,985	370,468
Investors Real Estate Trust REIT	1,765	115,025
Invitation Homes, Inc. REIT	80,119	2,242,531
iStar, Inc. REIT (b)	10,775	127,253
JBG SMITH Properties REIT	17,343	463,752
Jernigan Capital, Inc. REIT (b)	3,200	54,848
Kilroy Realty Corp. REIT	16,440	854,222
Kite Realty Group Trust REIT	12,129	140,454
Lamar Advertising Co. Class A REIT	12,274	812,171
Lexington Realty Trust REIT	37,300	389,785
Life Storage, Inc. REIT	6,680	703,204
LTC Properties, Inc. REIT	5,624	196,053
Macerich Co. REIT (b)	20,658	140,268
Mack-Cali Realty Corp. REIT	12,347	155,819
Medical Properties Trust, Inc. REIT	74,312	1,310,121
Monmouth Real Estate Investment Corp. REIT	13,479	186,684
National Health Investors, Inc. REIT	6,145	370,359
National Retail Properties, Inc. REIT	24,413	842,493
National Storage Affiliates Trust REIT (b)	9,000	294,390
Security Description	Shares	Value
NETSTREIT Corp. (a)	1,700	$ 31,042
New Senior Investment Group, Inc. REIT	11,607	46,428
NexPoint Residential Trust, Inc. REIT	3,148	139,614
Office Properties Income Trust REIT	6,627	137,311
Omega Healthcare Investors, Inc. REIT	32,152	962,631
One Liberty Properties, Inc. REIT	2,526	41,325
Outfront Media, Inc. REIT	20,567	299,250
Paramount Group, Inc. REIT (b)	27,753	196,491
Park Hotels & Resorts, Inc. REIT	33,534	335,005
Pebblebrook Hotel Trust REIT	18,457	231,266
Physicians Realty Trust REIT	29,617	530,440
Piedmont Office Realty Trust, Inc. Class A REIT	17,905	242,971
Plymouth Industrial REIT, Inc.	2,200	27,148
PotlatchDeltic Corp. REIT	9,328	392,709
Preferred Apartment Communities, Inc. Class A REIT	7,197	38,864
PS Business Parks, Inc. REIT	2,819	345,017
QTS Realty Trust, Inc. Class A REIT (b)	8,701	548,337
Rayonier, Inc. REIT	18,809	497,310
Retail Opportunity Investments Corp. REIT	16,600	172,889
Retail Properties of America, Inc. Class A REIT	31,203	181,289
Retail Value, Inc. REIT	2,350	29,540
Rexford Industrial Realty, Inc. REIT	17,669	808,533
RLJ Lodging Trust REIT	23,255	201,388
RPT Realty REIT	12,300	66,912
Ryman Hospitality Properties, Inc. REIT	7,127	262,274
Sabra Health Care REIT, Inc.	29,155	401,902
Safehold, Inc. REIT	2,500	155,250
Saul Centers, Inc. REIT	1,712	45,505
Seritage Growth Properties Class A REIT (a) (b)	4,838	65,071
Service Properties Trust REIT	23,274	185,028
SITE Centers Corp. REIT	22,301	160,567
Spirit Realty Capital, Inc. REIT (b)	14,675	495,281
STAG Industrial, Inc. REIT	21,250	647,912
STORE Capital Corp. REIT	32,893	902,255
Summit Hotel Properties, Inc. REIT	14,700	76,146
Sun Communities, Inc. REIT	13,809	1,941,683
Sunstone Hotel Investors, Inc. REIT	30,519	242,321
Tanger Factory Outlet Centers, Inc. REIT (b)	12,887	77,709
Taubman Centers, Inc. REIT	8,595	286,128
Terreno Realty Corp. REIT	9,424	516,058
UMH Properties, Inc. REIT	5,200	70,408

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Uniti Group, Inc. REIT	27,970	$ 294,664
Universal Health Realty Income Trust REIT	1,788	101,898
Urban Edge Properties REIT	16,900	164,268
Urstadt Biddle Properties, Inc. Class A REIT	4,640	42,688
VEREIT, Inc.	154,208	1,002,352
VICI Properties, Inc. REIT	76,365	1,784,650
Washington Real Estate Investment Trust	11,702	235,561
Weingarten Realty Investors REIT	17,348	294,222
Whitestone REIT	6,000	36,000
WP Carey, Inc. REIT	24,466	1,594,205
Xenia Hotels & Resorts, Inc. REIT	16,500	144,870
		50,189,028
FOOD & STAPLES RETAILING — 0.6%
Albertsons Cos., Inc. Class A (a) (b)	6,700	92,795
Andersons, Inc.	4,385	84,061
BJ's Wholesale Club Holdings, Inc. (a)	19,400	806,070
Casey's General Stores, Inc.	5,243	931,419
Chefs' Warehouse, Inc. (a)	4,400	63,976
Grocery Outlet Holding Corp. (a)	10,145	398,901
HF Foods Group, Inc. (a)	4,900	32,389
Ingles Markets, Inc. Class A	2,056	78,210
Natural Grocers by Vitamin Cottage, Inc.	1,400	13,804
Performance Food Group Co. (a)	18,611	644,313
PriceSmart, Inc.	3,291	218,687
Rite Aid Corp. (a) (b)	7,966	75,597
SpartanNash Co.	5,209	85,167
Sprouts Farmers Market, Inc. (a)	16,875	353,194
United Natural Foods, Inc. (a)	7,799	115,971
US Foods Holding Corp. (a)	31,354	696,686
Village Super Market, Inc. Class A	1,269	31,230
Weis Markets, Inc.	1,315	63,120
		4,785,590
FOOD PRODUCTS — 1.2%
Alico, Inc.	800	22,896
B&G Foods, Inc. (b)	9,100	252,707
Beyond Meat, Inc. (a) (b)	7,388	1,226,851
Bridgford Foods Corp. (a)	300	5,493
Bunge, Ltd.	19,341	883,884
Calavo Growers, Inc.	2,334	154,674
Cal-Maine Foods, Inc. (a)	4,462	171,207
Darling Ingredients, Inc. (a)	22,800	821,484
Farmer Brothers Co. (a)	1,725	7,624
Flowers Foods, Inc.	27,831	677,128
Fresh Del Monte Produce, Inc.	4,547	104,217
Freshpet, Inc. (a)	5,537	618,206
Hain Celestial Group, Inc. (a)	11,601	397,914
Hostess Brands, Inc. (a)	17,400	214,542
Ingredion, Inc.	9,543	722,214
J&J Snack Foods Corp.	2,121	276,557
Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	1,270	$ 95,733
Lancaster Colony Corp.	2,657	475,072
Landec Corp. (a)	4,100	39,852
Limoneira Co.	2,500	35,750
Pilgrim's Pride Corp. (a)	7,721	115,545
Post Holdings, Inc. (a)	9,110	783,460
Sanderson Farms, Inc.	2,902	342,349
Seaboard Corp.	37	104,958
Seneca Foods Corp. Class A (a)	1,049	37,481
Simply Good Foods Co. (a)	12,100	266,805
Tootsie Roll Industries, Inc. (b)	2,391	73,882
TreeHouse Foods, Inc. (a)	7,981	323,470
Vital Farms, Inc. (a)	1,500	60,795
		9,312,750
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A	4,582	253,797
Chesapeake Utilities Corp.	2,275	191,783
National Fuel Gas Co.	12,170	493,980
New Jersey Resources Corp.	13,544	365,959
Northwest Natural Holding Co.	4,360	197,900
ONE Gas, Inc.	7,421	512,123
RGC Resources, Inc.	1,200	28,140
South Jersey Industries, Inc.	13,462	259,413
Southwest Gas Holdings, Inc.	8,039	507,261
Spire, Inc.	7,139	379,795
UGI Corp.	29,735	980,660
		4,170,811
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Accelerate Diagnostics, Inc. (a) (b)	4,300	45,838
Accuray, Inc. (a) (b)	13,921	33,410
Acutus Medical, Inc. (a)	1,400	41,720
Alphatec Holdings, Inc. (a)	6,100	40,504
AngioDynamics, Inc. (a)	5,197	62,676
Antares Pharma, Inc. (a)	23,300	62,910
Apyx Medical Corp. (a)	5,195	24,468
Aspira Women's Health, Inc. (a) (b)	7,200	22,212
AtriCure, Inc. (a)	5,700	227,430
Atrion Corp.	207	129,582
Avanos Medical, Inc. (a)	6,800	225,896
AxoGen, Inc. (a) (b)	5,300	61,639
Axonics Modulation Technologies, Inc. (a) (b)	4,263	217,584
Bellerophon Therapeutics, Inc. (a) (b)	500	5,090
Beyond Air, Inc. (a) (b)	2,000	10,380
BioLife Solutions, Inc. (a)	1,120	32,413
BioSig Technologies, Inc. (a) (b)	2,800	13,804
Cantel Medical Corp.	5,417	238,023
Cardiovascular Systems, Inc. (a)	4,750	186,913
Cerus Corp. (a)	22,309	139,654
Chembio Diagnostics, Inc. (a)	3,000	14,580

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Co-Diagnostics, Inc. (a)	3,900	$ 53,001
CONMED Corp.	3,848	302,722
CryoLife, Inc. (a)	5,200	96,044
CryoPort, Inc. (a) (b)	4,800	227,520
Cutera, Inc. (a)	2,200	41,734
CytoSorbents Corp. (a)	4,860	38,759
Electromed, Inc. (a)	1,100	11,451
Envista Holdings Corp. (a)	22,759	561,692
FONAR Corp. (a)	1,000	20,880
GenMark Diagnostics, Inc. (a)	9,900	140,580
Glaukos Corp. (a) (b)	6,086	301,379
Globus Medical, Inc. Class A (a)	10,632	526,497
Haemonetics Corp. (a)	7,161	624,797
Heska Corp. (a) (b)	1,022	100,963
Hill-Rom Holdings, Inc.	9,536	796,351
ICU Medical, Inc. (a)	2,734	499,666
Inari Medical, Inc. (a)	1,100	75,922
Inogen, Inc. (a)	2,592	75,168
Insulet Corp. (a)	9,410	2,226,312
Integer Holdings Corp. (a)	4,683	276,344
Integra LifeSciences Holdings Corp. (a)	10,193	481,313
IntriCon Corp. (a)	1,323	16,114
Invacare Corp.	5,200	39,104
iRadimed Corp. (a) (b)	700	14,966
iRhythm Technologies, Inc. (a)	3,877	923,152
Lantheus Holdings, Inc. (a)	9,761	123,672
LeMaitre Vascular, Inc.	2,400	78,072
LivaNova PLC (a)	6,950	314,209
Masimo Corp. (a)	6,952	1,641,089
Meridian Bioscience, Inc. (a)	6,171	104,784
Merit Medical Systems, Inc. (a)	7,700	334,950
Mesa Laboratories, Inc.	621	158,206
Milestone Scientific, Inc. (a)	5,300	7,367
Misonix, Inc. (a)	1,400	16,422
Natus Medical, Inc. (a)	4,973	85,187
Nemaura Medical, Inc. (a)	1,000	3,550
Neogen Corp. (a)	7,510	587,657
Nevro Corp. (a)	4,719	657,357
Novocure, Ltd. (a)	14,169	1,577,151
NuVasive, Inc. (a)	7,280	353,590
OraSure Technologies, Inc. (a)	9,900	120,483
Orthofix Medical, Inc. (a)	2,660	82,832
OrthoPediatrics Corp. (a) (b)	1,768	81,187
PAVmed, Inc. (a) (b)	5,500	9,790
Penumbra, Inc. (a) (b)	4,692	912,031
Pulse Biosciences, Inc. (a) (b)	2,158	25,443
Quidel Corp. (a)	5,280	1,158,326
Quotient, Ltd. (a) (b)	9,200	47,288
Repro-Med Systems, Inc. (a) (b)	3,700	26,714
Retractable Technologies, Inc. (a) (b)	2,000	13,320
Rockwell Medical, Inc. (a) (b)	10,200	10,914
SeaSpine Holdings Corp. (a)	3,400	48,620
Shockwave Medical, Inc. (a) (b)	3,887	294,635
SI-BONE, Inc. (a)	3,760	89,187
Security Description	Shares	Value
Sientra, Inc. (a) (b)	6,000	$ 20,400
Silk Road Medical, Inc. (a)	3,769	253,314
Solition, Inc. (a) (b)	995	7,602
STAAR Surgical Co. (a)	6,500	367,640
Stereotaxis, Inc. (a) (b)	6,700	23,986
Surgalign Holdings, Inc. (a)	9,018	16,323
Surmodics, Inc. (a)	1,881	73,190
Tactile Systems Technology, Inc. (a) (b)	2,600	95,134
Tandem Diabetes Care, Inc. (a)	8,491	963,728
Tela Bio, Inc. (a) (b)	800	13,232
TransMedics Group, Inc. (a) (b)	2,900	39,962
Utah Medical Products, Inc.	440	35,143
Vapotherm, Inc. (a) (b)	2,600	75,400
Varex Imaging Corp. (a)	5,400	68,688
Venus Concept, Inc. (a)	2,800	6,496
ViewRay, Inc. (a) (b)	16,577	58,020
VolitionRX, Ltd. (a) (b)	3,600	11,556
Wright Medical Group NV (a) (b)	20,309	620,237
Zynex, Inc. (a)	2,500	43,625
		22,066,866
HEALTH CARE PROVIDERS & SERVICES — 1.7%
1Life Healthcare, Inc. (a)	11,200	317,632
Acadia Healthcare Co., Inc. (a)	12,682	373,865
AdaptHealth Corp. (a)	3,600	78,516
Addus HomeCare Corp. (a)	2,016	190,532
Amedisys, Inc. (a)	4,552	1,076,229
American Renal Associates Holdings, Inc. (a)	2,000	13,800
AMN Healthcare Services, Inc. (a)	6,648	388,642
Apollo Medical Holdings, Inc. (a) (b)	1,373	24,632
Avalon GloboCare Corp. (a) (b)	3,520	4,400
BioTelemetry, Inc. (a)	4,800	218,784
Brookdale Senior Living, Inc. (a)	26,841	68,176
Chemed Corp.	2,182	1,048,124
Community Health Systems, Inc. (a)	12,067	50,923
CorVel Corp. (a)	1,313	112,170
Covetrus, Inc. (a)	13,980	341,112
Cross Country Healthcare, Inc. (a)	5,658	36,720
Encompass Health Corp.	14,103	916,413
Ensign Group, Inc.	7,270	414,826
Enzo Biochem, Inc. (a)	7,000	14,770
Exagen, Inc. (a) (b)	600	6,504
Five Star Senior Living, Inc. (a)	2,900	14,703
Fulgent Genetics, Inc. (a)	1,500	60,060
Guardant Health, Inc. (a)	10,700	1,196,046
Hanger, Inc. (a)	5,250	83,055
HealthEquity, Inc. (a) (b)	10,663	547,758
InfuSystem Holdings, Inc. (a)	2,200	28,204
Joint Corp (a) (b)	2,050	35,649
LHC Group, Inc. (a)	4,260	905,506

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Magellan Health, Inc. (a)	3,395	$ 257,273
MEDNAX, Inc. (a)	10,574	172,145
Molina Healthcare, Inc. (a)	8,422	1,541,563
National HealthCare Corp.	1,741	108,482
National Research Corp.	1,900	93,499
Oak Street Health, Inc. (a)	2,500	133,600
Ontrack,Inc. (a) (b)	1,138	68,280
Option Care Health, Inc. (a)	4,850	64,844
Owens & Minor, Inc.	8,919	223,956
Patterson Cos., Inc. (b)	12,000	289,260
PetIQ, Inc. (a) (b)	3,009	99,056
Premier, Inc. Class A	8,745	287,098
Progyny, Inc. (a) (b)	3,800	111,834
Providence Service Corp. (a)	1,761	163,615
R1 RCM, Inc. (a)	15,187	260,457
RadNet, Inc. (a)	6,176	94,802
Select Medical Holdings Corp. (a)	15,434	321,336
Sharps Compliance Corp. (a)	2,200	13,794
Surgery Partners, Inc. (a)	3,171	69,445
Tenet Healthcare Corp. (a)	14,969	366,890
The Pennant Group, Inc. (a)	3,617	139,472
Tivity Health, Inc. (a) (b)	6,297	88,284
Triple-S Management Corp. Class B (a)	3,235	57,809
US Physical Therapy, Inc.	1,843	160,120
Viemed Healthcare, Inc. (a) (b)	5,200	44,928
		13,799,593
HEALTH CARE TECHNOLOGY — 1.5%
Accolade, Inc. (a)	1,700	66,079
Allscripts Healthcare Solutions, Inc. (a)	23,012	187,318
Change Healthcare, Inc. (a)	34,600	502,046
Computer Programs & Systems, Inc.	2,004	55,330
Evolent Health, Inc. Class A (a)	10,465	129,871
Health Catalyst, Inc. (a) (b)	4,900	179,340
HealthStream, Inc. (a)	3,699	74,239
HMS Holdings Corp. (a)	12,541	300,357
iCAD, Inc. (a) (b)	3,100	27,311
Inovalon Holdings, Inc. Class A (a)	10,500	277,725
Inspire Medical Systems, Inc. (a)	3,700	477,485
Livongo Health, Inc. (a)	7,900	1,106,395
NantHealth, Inc. (a)	4,100	9,594
NextGen Healthcare, Inc. (a)	7,900	100,646
Omnicell, Inc. (a)	6,064	452,738
OptimizeRx Corp. (a) (b)	2,196	45,786
Phreesia, Inc. (a)	4,100	131,733
Schrodinger, Inc. (a) (b)	4,208	199,922
Simulations Plus, Inc.	1,897	142,958
Tabula Rasa HealthCare, Inc. (a) (b)	2,965	120,883
Teladoc Health, Inc. (a) (b)	10,195	2,235,152
Veeva Systems, Inc. Class A (a)	19,100	5,370,729
Vocera Communications, Inc. (a)	4,534	131,849
		12,325,486
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.4%
Accel Entertainment, Inc. (a)	6,400	$ 68,544
Aramark	32,551	860,974
Biglari Holdings, Inc. Class A (a)	10	4,878
Biglari Holdings, Inc. Class B (a)	136	12,105
BJ's Restaurants, Inc.	3,006	88,497
Bloomin' Brands, Inc.	12,393	189,241
Bluegreen Vacations Corp. (b)	1,074	5,263
Bluegreen Vacations Holding Corp.	2,000	26,780
Boyd Gaming Corp.	11,498	352,874
Brinker International, Inc.	6,430	274,690
Caesars Entertainment, Inc. (a) (b)	19,823	1,111,277
Carrols Restaurant Group, Inc. (a)	5,500	35,475
Century Casinos, Inc. (a)	4,261	23,350
Cheesecake Factory, Inc. (b)	6,055	167,966
Choice Hotels International, Inc.	4,956	426,018
Churchill Downs, Inc.	5,385	882,171
Chuy's Holdings, Inc. (a)	2,653	51,946
Cracker Barrel Old Country Store, Inc.	3,384	388,009
Dave & Buster's Entertainment, Inc. (b)	6,316	95,750
Del Taco Restaurants, Inc. (a)	4,500	36,900
Denny's Corp. (a)	7,941	79,410
Dine Brands Global, Inc. (b)	2,230	121,736
Dunkin' Brands Group, Inc.	11,746	962,115
El Pollo Loco Holdings, Inc. (a)	2,600	42,120
Everi Holdings, Inc. (a)	11,695	96,484
Extended Stay America, Inc.	25,300	302,335
Fiesta Restaurant Group, Inc. (a)	2,597	24,334
GAN, Ltd. (a)	1,100	18,590
Golden Entertainment, Inc. (a)	2,625	36,304
Hilton Grand Vacations, Inc. (a)	12,071	253,249
Hyatt Hotels Corp. Class A (b)	4,959	264,662
International Game Technology PLC (b)	14,435	160,661
Jack in the Box, Inc.	3,197	253,554
Kura Sushi USA, Inc. Class A (a) (b)	600	7,860
Lindblad Expeditions Holdings, Inc. (a)	3,589	30,542
Marriott Vacations Worldwide Corp.	5,791	525,881
Monarch Casino & Resort, Inc. (a)	1,800	80,280
Nathan's Famous, Inc.	500	25,625
Noodles & Co. (a)	4,500	30,915
Papa John's International, Inc.	4,649	382,520
Penn National Gaming, Inc. (a) (b)	20,114	1,462,288
Planet Fitness, Inc. Class A (a)	11,427	704,132
PlayAGS, Inc. (a)	4,160	14,726
RCI Hospitality Holdings, Inc.	1,400	28,560

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Red Robin Gourmet Burgers, Inc. (a)	2,036	$ 26,794
Red Rock Resorts, Inc. Class A	9,386	160,501
Ruth's Hospitality Group, Inc.	4,300	47,558
Scientific Games Corp. Class A (a)	8,064	281,514
SeaWorld Entertainment, Inc. (a)	7,391	145,750
Shake Shack, Inc. Class A (a) (b)	5,030	324,334
Six Flags Entertainment Corp.	10,922	221,717
Target Hospitality Corp. (a) (b)	5,100	6,222
Texas Roadhouse, Inc.	9,341	567,839
Twin River Worldwide Holdings, Inc. (b)	2,728	71,664
Vail Resorts, Inc.	5,724	1,224,764
Wendy's Co.	25,558	569,816
Wingstop, Inc.	4,241	579,533
Wyndham Destinations, Inc.	12,000	369,120
Wyndham Hotels & Resorts, Inc.	13,051	659,075
Yum China Holdings, Inc.	57,206	3,029,058
		19,296,850
HOUSEHOLD DURABLES — 1.0%
Beazer Homes USA, Inc. (a)	4,096	54,067
Casper Sleep, Inc. (a)	1,000	7,190
Cavco Industries, Inc. (a)	1,279	230,616
Century Communities, Inc. (a)	4,251	179,945
Ethan Allen Interiors, Inc.	3,200	43,328
GoPro, Inc. Class A (a)	18,322	82,999
Green Brick Partners, Inc. (a)	3,402	54,772
Hamilton Beach Brands Holding Co. Class A	1,017	19,781
Helen of Troy, Ltd. (a)	3,555	687,964
Hooker Furniture Corp.	1,800	46,494
Installed Building Products, Inc. (a)	3,214	327,024
iRobot Corp. (a) (b)	3,900	296,010
KB Home	12,500	479,875
La-Z-Boy, Inc.	6,333	200,313
Legacy Housing Corp. (a)	820	11,218
LGI Homes, Inc. (a)	3,200	371,744
Lifetime Brands, Inc.	1,700	16,065
Lovesac Co. (a) (b)	1,346	37,298
M/I Homes, Inc. (a)	3,991	183,785
MDC Holdings, Inc.	7,171	337,754
Meritage Homes Corp. (a)	5,258	580,431
Purple Innovation, Inc. (a)	1,996	49,621
Skyline Champion Corp. (a)	7,437	199,088
Sonos, Inc. (a)	11,630	176,543
Taylor Morrison Home Corp. (a)	17,948	441,341
Tempur Sealy International, Inc. (a)	6,749	601,943
Toll Brothers, Inc.	16,483	802,063
TopBuild Corp. (a)	4,719	805,486
TRI Pointe Group, Inc. (a)	18,683	338,910
Tupperware Brands Corp.	6,981	140,737
Turtle Beach Corp. (a)	2,000	36,400
Universal Electronics, Inc. (a)	1,939	73,178
Security Description	Shares	Value
VOXX International Corp. (a)	3,000	$ 23,070
		7,937,053
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,400	55,902
Central Garden & Pet Co. Class A (a)	5,582	201,733
Energizer Holdings, Inc.	8,812	344,902
Oil-Dri Corp. of America	848	30,333
Reynolds Consumer Products, Inc.	7,000	214,340
Spectrum Brands Holdings, Inc.	6,069	346,904
WD-40 Co.	1,946	368,397
		1,562,511
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (a) (b)	12,356	24,218
Brookfield Renewable Corp. Class A	9,728	570,061
Clearway Energy, Inc. Class A	5,126	126,612
Clearway Energy, Inc. Class C	11,600	312,736
Ormat Technologies, Inc. (b)	5,688	336,217
Sunnova Energy International, Inc. (a)	7,700	234,157
Vistra Corp.	69,707	1,314,674
		2,918,675
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	7,721	944,819
Raven Industries, Inc.	5,222	112,377
		1,057,196
INSURANCE — 2.9%
Alleghany Corp.	1,946	1,012,796
Ambac Financial Group, Inc. (a)	6,394	81,651
American Equity Investment Life Holding Co.	12,972	285,254
American Financial Group, Inc.	10,352	693,377
American National Group, Inc.	1,080	72,932
AMERISAFE, Inc.	2,781	159,518
Arch Capital Group, Ltd. (a)	56,183	1,643,353
Argo Group International Holdings, Ltd.	4,760	163,887
Assured Guaranty, Ltd.	11,519	247,428
Athene Holding, Ltd. Class A (a)	16,501	562,354
Axis Capital Holdings, Ltd.	11,799	519,628
Brighthouse Financial, Inc. (a)	13,273	357,176
Brown & Brown, Inc.	33,685	1,524,920
BRP Group, Inc. Class A (a)	4,905	122,184
Citizens, Inc. (a) (b)	7,800	43,212
CNA Financial Corp.	3,991	119,690
CNO Financial Group, Inc.	20,079	322,067
Crawford & Co. Class A	2,600	17,004
Donegal Group, Inc. Class A	1,600	22,512
eHealth, Inc. (a)	3,607	284,953
Employers Holdings, Inc.	4,100	124,025
Enstar Group, Ltd. (a)	1,741	281,171

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Erie Indemnity Co. Class A	3,586	$ 754,064
FBL Financial Group, Inc. Class A	1,326	63,913
FedNat Holding Co.	1,790	11,313
Fidelity National Financial, Inc.	39,284	1,229,982
First American Financial Corp.	15,448	786,458
Genworth Financial, Inc. Class A (a)	71,582	239,800
GoHealth, Inc. Class A (a)	6,000	78,150
Goosehead Insurance, Inc. Class A	1,830	158,460
Greenlight Capital Re, Ltd. Class A (a) (b)	4,600	30,958
Hanover Insurance Group, Inc.	5,410	504,104
HCI Group, Inc.	973	47,959
Heritage Insurance Holdings, Inc.	3,599	36,422
Horace Mann Educators Corp.	5,900	197,060
Independence Holding Co.	705	26,586
Investors Title Co.	218	28,353
James River Group Holdings, Ltd.	4,200	187,026
Kemper Corp.	8,807	588,572
Kinsale Capital Group, Inc.	3,001	570,730
Lemonade, Inc. (a) (b)	1,800	89,496
Markel Corp. (a)	1,926	1,875,346
MBIA, Inc. (a)	7,497	45,432
Mercury General Corp.	3,937	162,874
National General Holdings Corp.	9,717	327,949
National Western Life Group, Inc. Class A	362	66,163
NI Holdings, Inc. (a)	1,500	25,335
Old Republic International Corp.	40,462	596,410
Palomar Holdings, Inc. (a)	2,810	292,914
Primerica, Inc.	5,579	631,208
ProAssurance Corp.	7,805	122,070
ProSight Global, Inc. (a)	1,300	14,742
Protective Insurance Corp. Class B	1,400	18,382
Reinsurance Group of America, Inc.	9,667	920,202
RenaissanceRe Holdings, Ltd.	7,261	1,232,482
RLI Corp.	5,668	474,582
Safety Insurance Group, Inc.	2,086	144,122
Selective Insurance Group, Inc.	8,398	432,413
Selectquote, Inc. (a) (b)	4,600	93,150
State Auto Financial Corp.	2,700	37,152
Stewart Information Services Corp.	3,365	147,151
Third Point Reinsurance, Ltd. (a)	11,700	81,315
Tiptree, Inc.	3,900	19,305
Trupanion, Inc. (a) (b)	4,200	331,380
United Fire Group, Inc.	2,963	60,208
United Insurance Holdings Corp.	3,200	19,392
Universal Insurance Holdings, Inc.	3,917	54,211
Vericity, Inc. (b)	300	3,060
Watford Holdings, Ltd. (a)	2,400	55,056
Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	444	$ 345,876
		22,920,380
INTERACTIVE MEDIA & SERVICES — 1.4%
Cargurus, Inc. (a) (b)	12,300	266,049
Cars.com, Inc. (a)	9,600	77,568
DHI Group, Inc. (a)	8,000	18,080
Eventbrite, Inc. Class A (a) (b)	8,993	97,574
EverQuote, Inc. Class A (a)	2,035	78,633
InterActiveCorp (a)	10,671	1,278,172
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,300	19,549
Match Group, Inc. (a)	31,245	3,457,259
Pinterest, Inc. Class A (a)	57,400	2,382,674
QuinStreet, Inc. (a)	6,698	106,096
TripAdvisor, Inc.	14,400	282,096
TrueCar, Inc. (a)	15,066	75,330
Veritone, Inc. (a) (b)	3,500	32,060
Yelp, Inc. (a)	10,291	206,746
Zillow Group, Inc. Class A (a)	8,183	830,902
Zillow Group, Inc. Class C (a) (b)	20,083	2,040,232
		11,249,020
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a) (b)	3,500	87,290
CarParts.com, Inc. (a) (b)	3,200	34,592
Duluth Holdings, Inc. Class B (a) (b)	1,896	23,169
Groupon, Inc. (a) (b)	3,311	67,544
GrubHub, Inc. (a)	13,164	952,152
Lands' End, Inc. (a)	1,700	22,151
Liquidity Services, Inc. (a)	4,124	30,765
Magnite, Inc. (a) (b)	15,582	108,217
Overstock.com, Inc. (a)	6,000	435,900
PetMed Express, Inc. (b)	2,868	90,686
Quotient Technology, Inc. (a)	11,971	88,346
Qurate Retail, Inc. Class A	54,316	389,989
RealReal, Inc. (a)	8,900	128,783
Shutterstock, Inc.	3,050	158,722
Stamps.com, Inc. (a)	2,383	574,184
Stitch Fix, Inc. Class A (a) (b)	8,146	221,001
Waitr Holdings, Inc. (a)	10,013	32,242
Wayfair, Inc. Class A (a) (b)	9,496	2,763,431
		6,209,164
IT SERVICES — 5.0%
Alliance Data Systems Corp.	6,700	281,266
Amdocs, Ltd.	18,935	1,087,058
BigCommerce Holdings, Inc. (a) (b)	1,300	108,290
Black Knight, Inc. (a)	21,600	1,880,280
Booz Allen Hamilton Holding Corp.	19,319	1,603,091
Brightcove, Inc. (a)	5,571	57,047

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CACI International, Inc. Class A (a)	3,592	$ 765,671
Cardtronics PLC Class A (a)	5,311	105,158
Cass Information Systems, Inc.	2,036	81,929
Conduent, Inc. (a)	23,400	74,412
CSG Systems International, Inc.	4,592	188,042
Endurance International Group Holdings, Inc. (a)	9,435	54,157
EPAM Systems, Inc. (a)	7,627	2,465,657
Euronet Worldwide, Inc. (a)	7,169	653,096
EVERTEC, Inc.	8,500	295,035
Evo Payments, Inc. Class A (a)	5,600	139,160
ExlService Holdings, Inc. (a)	4,737	312,500
Fastly, Inc. Class A (a) (b)	11,300	1,058,584
Genpact, Ltd.	26,760	1,042,302
GoDaddy, Inc. Class A (a)	23,622	1,794,563
GreenSky, Inc. Class A (a)	9,400	41,736
Grid Dynamics Holdings, Inc. (a) (b)	3,300	25,509
GTT Communications, Inc. (a) (b)	5,295	27,322
Hackett Group, Inc.	3,890	43,490
I3 Verticals, Inc. Class A (a)	2,300	58,075
Information Services Group, Inc. (a)	5,600	11,816
International Money Express, Inc. (a)	2,800	40,222
KBR, Inc.	20,226	452,253
Limelight Networks, Inc. (a)	16,999	97,914
LiveRamp Holdings, Inc. (a)	9,085	470,330
ManTech International Corp. Class A	3,858	265,739
MAXIMUS, Inc.	8,726	596,946
MoneyGram International, Inc. (a) (b)	9,400	26,555
MongoDB, Inc. (a) (b)	7,177	1,661,547
NIC, Inc.	9,600	189,120
Okta, Inc. (a)	16,444	3,516,549
Paysign, Inc. (a) (b)	4,700	26,696
Perficient, Inc. (a)	4,649	198,698
Perspecta, Inc.	19,800	385,110
PFSweb, Inc. (a)	2,100	14,049
Priority Technology Holdings, Inc. (a)	1,165	3,676
Rackspace Technology, Inc. (a)	4,900	94,521
Repay Holdings Corp. (a)	8,600	202,100
Sabre Corp. (b)	39,335	256,071
Science Applications International Corp.	8,282	649,474
ServiceSource International, Inc. (a)	13,200	19,404
Square, Inc. Class A (a)	52,815	8,585,078
StarTek, Inc. (a)	2,500	13,125
StoneCo, Ltd. Class A (a)	25,500	1,348,695
Switch, Inc. Class A	12,936	201,931
Sykes Enterprises, Inc. (a)	5,475	187,300
TTEC Holdings, Inc.	2,555	139,375
Tucows, Inc. Class A (a) (b)	1,324	91,224
Security Description	Shares	Value
Twilio, Inc. Class A (a)	19,596	$ 4,841,976
Unisys Corp. (a)	8,700	92,829
Verra Mobility Corp. (a) (b)	19,481	188,187
Virtusa Corp. (a)	4,205	206,718
WEX, Inc. (a)	6,292	874,399
		40,193,057
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	4,972	167,109
American Outdoor Brands, Inc. (a)	1,781	23,206
Brunswick Corp.	11,244	662,384
Callaway Golf Co.	13,241	253,433
Clarus Corp.	3,665	51,750
Escalade, Inc.	1,700	31,093
Johnson Outdoors, Inc. Class A	736	60,271
Malibu Boats, Inc. Class A (a)	2,965	146,945
Marine Products Corp.	1,080	16,891
MasterCraft Boat Holdings, Inc. (a)	2,865	50,109
Mattel, Inc. (a)	49,100	574,470
Nautilus, Inc. (a)	4,500	77,220
Peloton Interactive, Inc. Class A (a)	14,000	1,389,360
Polaris, Inc.	8,333	786,135
Smith & Wesson Brands, Inc.	8,026	124,563
Sturm Ruger & Co., Inc.	2,385	145,867
Vista Outdoor, Inc. (a)	8,321	167,918
YETI Holdings, Inc. (a)	10,834	490,997
		5,219,721
LIFE SCIENCES TOOLS & SERVICES — 1.7%
10X Genomics, Inc. Class A (a)	8,200	1,022,376
Adaptive Biotechnologies Corp. (a)	10,400	505,752
Avantor, Inc. (a)	63,900	1,437,111
Berkeley Lights, Inc. (a)	1,400	106,904
Bio-Techne Corp.	5,464	1,353,597
Bruker Corp.	14,708	584,643
Champions Oncology, Inc. (a)	1,100	10,175
Charles River Laboratories International, Inc. (a)	7,021	1,589,905
ChromaDex Corp. (a) (b)	6,400	25,664
Codexis, Inc. (a)	7,821	91,818
Fluidigm Corp. (a)	10,044	74,627
Harvard Bioscience, Inc. (a)	5,700	17,157
Luminex Corp.	6,251	164,089
Medpace Holdings, Inc. (a)	3,900	435,825
NanoString Technologies, Inc. (a) (b)	5,400	241,380
NeoGenomics, Inc. (a)	14,700	542,283
Pacific Biosciences of California, Inc. (a) (b)	22,600	223,062
Personalis, Inc. (a)	2,900	62,843
PPD, Inc. (a)	22,822	844,186
PRA Health Sciences, Inc. (a)	9,007	913,670
QIAGEN NV (a)	32,081	1,676,553

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Quanterix Corp. (a)	2,600	$ 87,724
Repligen Corp. (a)	7,444	1,098,288
Syneos Health, Inc. (a)	9,894	525,965
		13,635,597
MACHINERY — 2.7%
AGCO Corp.	8,821	655,136
Alamo Group, Inc.	1,380	149,081
Albany International Corp. Class A	4,471	221,359
Allison Transmission Holdings, Inc.	16,112	566,176
Altra Industrial Motion Corp.	9,174	339,163
Astec Industries, Inc.	3,206	173,925
Barnes Group, Inc.	6,814	243,532
Blue Bird Corp. (a)	2,422	29,451
Chart Industries, Inc. (a)	5,200	365,404
CIRCOR International, Inc. (a)	2,847	77,865
Colfax Corp. (a)	14,127	443,023
Columbus McKinnon Corp.	3,348	110,819
Crane Co.	6,948	348,303
Donaldson Co., Inc.	18,109	840,620
Douglas Dynamics, Inc.	3,273	111,937
Eastern Co.	821	16,026
Energy Recovery, Inc. (a) (b)	5,900	48,380
Enerpac Tool Group Corp.	7,891	148,430
EnPro Industries, Inc.	2,945	166,127
ESCO Technologies, Inc.	3,628	292,272
Evoqua Water Technologies Corp. (a)	12,100	256,762
ExOne Co. (a) (b)	1,700	20,774
Federal Signal Corp.	8,500	248,625
Franklin Electric Co., Inc.	6,549	385,278
Gates Industrial Corp. PLC (a)	6,800	75,616
Gencor Industries, Inc. (a)	1,461	16,115
Gorman-Rupp Co.	2,500	73,650
Graco, Inc.	23,554	1,445,038
Graham Corp.	1,500	19,155
Greenbrier Cos., Inc.	4,594	135,064
Helios Technologies, Inc.	4,348	158,267
Hillenbrand, Inc.	10,568	299,708
Hurco Cos., Inc.	1,056	29,990
Hyster-Yale Materials Handling, Inc.	1,389	51,601
ITT, Inc.	12,388	731,511
John Bean Technologies Corp.	4,429	406,981
Kadant, Inc.	1,588	174,077
Kennametal, Inc.	11,817	341,984
LB Foster Co. Class A (a)	1,600	21,472
Lincoln Electric Holdings, Inc.	8,144	749,574
Lindsay Corp.	1,502	145,213
Luxfer Holdings PLC	4,331	54,354
Lydall, Inc. (a)	2,645	43,748
Manitowoc Co., Inc (a)	5,175	43,522
Mayville Engineering Co., Inc. (a) (b)	1,090	10,017
Meritor, Inc. (a)	10,096	211,410
Security Description	Shares	Value
Middleby Corp. (a)	7,910	$ 709,606
Miller Industries, Inc.	1,565	47,842
Mueller Industries, Inc.	7,984	216,047
Mueller Water Products, Inc. Class A	22,222	230,887
Navistar International Corp. (a)	7,100	309,134
NN, Inc.	6,616	34,139
Nordson Corp.	8,230	1,578,679
Omega Flex, Inc.	449	70,367
Oshkosh Corp.	9,632	707,952
Park-Ohio Holdings Corp.	1,311	21,068
Proto Labs, Inc. (a)	3,844	497,798
RBC Bearings, Inc. (a)	3,499	424,114
REV Group, Inc.	4,300	33,927
Rexnord Corp.	17,290	515,934
Shyft Group, Inc.	4,900	92,512
SPX Corp. (a)	6,089	282,408
SPX FLOW, Inc. (a)	6,000	256,920
Standex International Corp.	1,760	104,192
Tennant Co.	2,624	158,385
Terex Corp.	9,792	189,573
Timken Co.	9,092	492,968
Toro Co.	15,241	1,279,482
TriMas Corp. (a)	6,306	143,777
Trinity Industries, Inc. (b)	12,969	252,895
Wabash National Corp.	7,487	89,544
Watts Water Technologies, Inc. Class A	3,926	393,189
Welbilt, Inc. (a)	18,990	116,978
Woodward, Inc.	7,950	637,272
		21,384,124
MARINE — 0.1%
Costamare, Inc.	7,000	42,490
Eagle Bulk Shipping, Inc. (a) (b)	1,013	16,583
Genco Shipping & Trading, Ltd.	2,400	16,560
Kirby Corp. (a)	8,540	308,892
Matson, Inc.	6,082	243,827
Pangaea Logistics Solutions, Ltd.	1,600	4,144
Safe Bulkers, Inc. (a) (b)	9,060	9,332
Scorpio Bulkers, Inc.	865	12,248
		654,076
MEDIA — 1.4%
Altice USA, Inc. Class A (a)	43,600	1,133,600
AMC Networks, Inc. Class A (a)	5,486	135,559
Boston Omaha Corp. Class A (a) (b)	1,665	26,640
Cable One, Inc.	748	1,410,302
Cardlytics, Inc. (a) (b)	3,773	266,261
Central European Media Enterprises, Ltd. Class A (a)	12,600	52,794
comScore, Inc. (a)	7,600	15,504
Daily Journal Corp. (a) (b)	182	44,044
Emerald Holding, Inc.	3,500	7,140
Entercom Communications Corp. Class A (b)	18,700	30,107

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Entravision Communications Corp. Class A	9,500	$ 14,440
EW Scripps Co. Class A	8,240	94,266
Fluent, Inc. (a)	7,613	18,880
Gannett Co., Inc. (b)	18,414	23,938
Gray Television, Inc. (a)	12,277	169,054
Hemisphere Media Group, Inc. (a)	2,700	23,463
iHeartMedia, Inc. Class A (a) (b)	9,100	73,892
John Wiley & Sons, Inc. Class A	6,140	194,699
Liberty Broadband Corp. Class A (a)	3,490	494,917
Liberty Broadband Corp. Class C (a)	14,945	2,135,192
Liberty Latin America, Ltd. Class A (a)	6,588	54,351
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,804	391,539
Liberty Media Corp.-Liberty SiriusXM Class C (a)	24,752	818,796
Loral Space & Communications, Inc.	2,000	36,600
Meredith Corp.	5,838	76,595
MSG Networks, Inc. Class A (a) (b)	5,622	53,803
National CineMedia, Inc.	9,700	26,335
New York Times Co. Class A	23,269	995,680
Nexstar Media Group, Inc. Class A	6,261	563,052
Saga Communications, Inc. Class A	644	12,803
Scholastic Corp.	4,229	88,767
Sinclair Broadcast Group, Inc. Class A (b)	6,262	120,418
Sirius XM Holdings, Inc. (b)	168,428	902,774
TechTarget, Inc. (a)	3,300	145,068
TEGNA, Inc.	31,183	366,400
WideOpenWest, Inc. (a)	7,436	38,593
Tribune Publishing Co.	2,200	25,652
		11,081,918
METALS & MINING — 0.9%
Alcoa Corp. (a)	26,621	309,602
Allegheny Technologies, Inc. (a)	18,537	161,643
Arconic Corp. (a)	14,100	268,605
Caledonia Mining Corp. PLC	1,700	28,883
Carpenter Technology Corp.	6,955	126,303
Century Aluminum Co. (a)	7,800	55,536
Cleveland-Cliffs, Inc. (b)	56,102	360,175
Coeur Mining, Inc. (a)	34,342	253,444
Commercial Metals Co.	16,847	336,603
Compass Minerals International, Inc.	4,814	285,711
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	2,200	—
Gold Resource Corp.	9,500	32,395
Haynes International, Inc.	2,000	34,180
Security Description	Shares	Value
Hecla Mining Co.	74,116	$ 376,509
Kaiser Aluminum Corp.	2,241	120,095
Materion Corp.	2,955	153,749
Novagold Resources, Inc. (a)	33,700	400,693
Olympic Steel, Inc.	1,400	15,904
Reliance Steel & Aluminum Co.	9,048	923,258
Royal Gold, Inc.	9,386	1,127,915
Ryerson Holding Corp. (a)	2,500	14,325
Schnitzer Steel Industries, Inc. Class A	3,672	70,612
Southern Copper Corp.	11,769	532,783
Steel Dynamics, Inc.	28,606	818,990
SunCoke Energy, Inc.	11,100	37,962
TimkenSteel Corp. (a)	6,314	22,415
United States Steel Corp. (b)	31,076	228,098
Warrior Met Coal, Inc.	7,538	128,749
Worthington Industries, Inc.	5,172	210,914
		7,436,051
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
AGNC Investment Corp. REIT	79,379	1,104,162
Annaly Capital Management, Inc. REIT	200,443	1,427,154
Anworth Mortgage Asset Corp. REIT (b)	15,300	25,092
Apollo Commercial Real Estate Finance, Inc. REIT	21,049	189,652
Arbor Realty Trust, Inc. REIT (b)	15,000	172,050
Ares Commercial Real Estate Corp. REIT	4,900	44,786
Arlington Asset Investment Corp. Class A REIT	5,700	16,188
ARMOUR Residential REIT, Inc.	9,400	89,394
Blackstone Mortgage Trust, Inc. Class A REIT	19,566	429,865
Broadmark Realty Capital, Inc. REIT (b)	18,709	184,471
Capstead Mortgage Corp. REIT	13,948	78,388
Cherry Hill Mortgage Investment Corp. REIT (b)	2,545	22,854
Chimera Investment Corp. REIT	27,245	223,409
Colony Credit Real Estate, Inc. REIT	12,800	62,848
Dynex Capital, Inc. REIT	3,500	53,235
Ellington Financial, Inc. REIT	5,900	72,334
Ellington Residential Mortgage REIT	1,400	15,540
Granite Point Mortgage Trust, Inc. REIT	8,434	59,797
Great Ajax Corp. REIT	2,786	23,096
Invesco Mortgage Capital, Inc. REIT (b)	24,313	65,888
KKR Real Estate Finance Trust, Inc. REIT (b)	4,000	66,120
Ladder Capital Corp. REIT	15,439	109,926
MFA Financial, Inc. REIT	64,436	172,688

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
New Residential Investment Corp. REIT	59,200	$ 470,640
New York Mortgage Trust, Inc. REIT	55,188	140,729
Orchid Island Capital, Inc. REIT (b)	10,100	50,601
PennyMac Mortgage Investment Trust REIT	14,124	226,973
Ready Capital Corp. REIT	5,969	66,853
Redwood Trust, Inc. REIT	16,300	122,576
TPG RE Finance Trust, Inc. REIT	7,752	65,582
Two Harbors Investment Corp. REIT	38,857	197,782
Western Asset Mortgage Capital Corp. REIT (b)	8,128	16,581
Starwood Property Trust, Inc. REIT	39,048	589,234
		6,656,488
MULTI-UTILITIES — 0.2%
Avista Corp.	9,600	327,552
Black Hills Corp.	8,905	476,328
MDU Resources Group, Inc.	28,437	639,833
NorthWestern Corp.	7,255	352,883
Unitil Corp.	2,138	82,612
		1,879,208
MULTILINE RETAIL — 0.2%
Big Lots, Inc.	5,620	250,652
Dillard's, Inc. Class A (b)	1,105	40,355
Kohl's Corp.	22,500	416,925
Macy's, Inc. (b)	44,300	252,510
Nordstrom, Inc. (b)	16,000	190,720
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,795	680,893
		1,832,055
OIL, GAS & CONSUMABLE FUELS — 1.0%
Adams Resources & Energy, Inc.	300	5,970
Antero Midstream Corp.	40,900	219,633
Antero Resources Corp. (a)	34,474	94,803
Arch Resources, Inc.	2,194	93,201
Ardmore Shipping Corp.	5,200	18,512
Berry Corp.	9,800	31,066
Bonanza Creek Energy, Inc. (a)	2,700	50,760
Brigham Minerals, Inc. Class A	5,000	44,600
Cheniere Energy, Inc. (a)	33,047	1,529,085
Cimarex Energy Co.	14,300	347,919
Clean Energy Fuels Corp. (a)	18,400	45,632
CNX Resources Corp. (a)	31,581	298,125
Comstock Resources, Inc. (a)	2,700	11,826
CONSOL Energy, Inc. (a)	4,025	17,831
Contango Oil & Gas Co. (a) (b)	13,600	18,224
Continental Resources, Inc. (b)	10,950	134,466
CVR Energy, Inc.	4,200	51,996
Delek US Holdings, Inc.	9,117	101,472
DHT Holdings, Inc.	15,866	81,869
Diamond Shipping, Inc. (a) (b)	4,196	28,826
Security Description	Shares	Value
Dorian LPG, Ltd. (a)	4,258	$ 34,107
Earthstone Energy, Inc. Class A (a) (b)	2,785	7,213
Energy Fuels, Inc. (a) (b)	15,201	25,538
EQT Corp.	36,400	470,652
Equitrans Midstream Corp.	58,240	492,710
Evolution Petroleum Corp.	4,229	9,473
Falcon Minerals Corp. (b)	6,000	14,640
Frontline, Ltd. (b)	16,700	108,550
Golar LNG, Ltd. (a) (b)	13,255	80,259
Goodrich Petroleum Corp. (a)	1,402	10,781
Green Plains, Inc. (a)	4,838	74,892
Gulfport Energy Corp. (a) (b)	25,000	13,177
International Seaways, Inc.	3,397	49,630
Kosmos Energy, Ltd.	57,800	56,390
Magnolia Oil & Gas Corp. Class A (a)	18,300	94,611
Matador Resources Co. (a)	16,102	133,002
Montage Resources Corp. (a)	3,350	14,706
Murphy Oil Corp. (b)	20,800	185,536
NACCO Industries, Inc. Class A	586	10,671
NextDecade Corp. (a)	2,007	5,981
Nordic American Tankers, Ltd. (b)	20,440	71,336
Overseas Shipholding Group, Inc. Class A (a)	10,041	21,488
Ovintiv, Inc.	37,200	303,552
Par Pacific Holdings, Inc. (a)	5,589	37,838
Parsley Energy, Inc. Class A	43,004	402,517
PBF Energy, Inc. Class A	13,752	78,249
PDC Energy, Inc. (a)	14,491	179,616
Peabody Energy Corp.	10,003	23,007
Penn Virginia Corp. (a)	2,119	20,872
PrimeEnergy Resources Corp. (a)	73	4,833
Range Resources Corp.	30,372	201,063
Renewable Energy Group, Inc. (a)	5,525	295,145
REX American Resources Corp. (a)	804	52,750
Scorpio Tankers, Inc. (b)	7,499	83,014
SFL Corp., Ltd.	13,600	101,864
SM Energy Co.	17,956	28,550
Southwestern Energy Co. (a)	79,600	187,060
Talos Energy, Inc. (a)	1,700	10,965
Targa Resources Corp.	32,853	460,928
Tellurian, Inc. (a) (b)	14,727	11,734
Uranium Energy Corp. (a) (b)	28,200	28,110
W&T Offshore, Inc. (a) (b)	14,700	26,460
Whiting Petroleum Corp. (a)	188	3,251
World Fuel Services Corp.	8,835	187,214
WPX Energy, Inc. (a)	57,432	281,417
		8,221,168
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	5,500	219,560
Clearwater Paper Corp. (a)	2,307	87,528
Domtar Corp.	7,752	203,645
Glatfelter Corp. (a)	6,200	85,374

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	16,002	$ 472,219
Neenah, Inc.	2,445	91,614
Schweitzer-Mauduit International, Inc.	4,521	137,393
Verso Corp. Class A	4,429	34,945
		1,332,278
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. Class A (a)	5,871	121,765
Coty, Inc. Class A	41,800	112,860
Edgewell Personal Care Co. (a)	7,779	216,879
elf Beauty, Inc. (a)	6,600	121,242
Herbalife Nutrition, Ltd. (a)	12,876	600,665
Inter Parfums, Inc.	2,577	96,251
Lifevantage Corp. (a)	2,200	26,554
Medifast, Inc.	1,574	258,844
Nature's Sunshine Products, Inc. (a)	1,300	15,041
Nu Skin Enterprises, Inc. Class A	7,358	368,562
Revlon, Inc. Class A (a) (b)	1,100	6,952
USANA Health Sciences, Inc. (a)	1,644	121,081
Veru, Inc. (a)	7,500	19,650
		2,086,346
PHARMACEUTICALS — 1.4%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	17,324
Aerie Pharmaceuticals, Inc. (a) (b)	5,600	65,912
Agile Therapeutics, Inc. (a) (b)	10,300	31,312
AMAG Pharmaceuticals, Inc. (a) (b)	4,399	41,351
Amneal Pharmaceuticals, Inc. (a) (b)	15,090	58,549
Amphastar Pharmaceuticals, Inc. (a)	5,227	98,006
ANI Pharmaceuticals, Inc. (a)	1,433	40,425
Aquestive Therapeutics, Inc. (a)	3,000	14,565
Arvinas Holding Co. LLC (a) (b)	4,196	99,068
Avenue Therapeutics, Inc. (a) (b)	1,000	10,830
Axsome Therapeutics, Inc. (a) (b)	4,000	285,000
Aytu BioScience, Inc. (a) (b)	3,500	4,165
BioDelivery Sciences International, Inc. (a)	13,100	48,863
Cara Therapeutics, Inc. (a) (b)	5,800	73,805
Cassava Sciences, Inc. (a) (b)	3,500	40,285
Cerecor, Inc. (a) (b)	3,300	7,507
Chiasma, Inc. (a)	5,300	22,790
Collegium Pharmaceutical, Inc. (a)	4,867	101,331
Corcept Therapeutics, Inc. (a)	13,584	236,429
CorMedix, Inc. (a)	4,000	24,120
Cymabay Therapeutics, Inc. (a)	9,830	71,169
Durect Corp. (a) (b)	30,100	51,471
Elanco Animal Health, Inc. (a)	57,100	1,594,803
Eloxx Pharmaceuticals, Inc. (a) (b)	3,939	10,360
Endo International PLC (a)	32,200	106,260
Security Description	Shares	Value
Eton Pharmaceuticals, Inc. (a) (b)	2,200	$ 17,380
Evofem Biosciences, Inc. (a) (b)	4,546	10,729
Evolus, Inc. (a) (b)	2,900	11,339
Fulcrum Therapeutics, Inc. (a) (b)	2,020	16,019
Harrow Health, Inc. (a)	3,400	19,006
Horizon Therapeutics PLC (a)	27,824	2,161,368
IMARA, Inc. (a)	800	16,272
Innoviva, Inc. (a)	9,053	94,604
Intersect ENT, Inc. (a)	4,830	78,777
Intra-Cellular Therapies, Inc. (a)	8,025	205,921
Jazz Pharmaceuticals PLC (a)	7,718	1,100,510
Kala Pharmaceuticals, Inc. (a) (b)	6,000	45,000
Kaleido Biosciences, Inc. (a) (b)	2,000	22,140
Lannett Co., Inc. (a) (b)	5,097	31,143
Liquidia Technologies, Inc. (a) (b)	2,100	10,332
Lyra Therapeutics, Inc. (a)	600	6,708
Mallinckrodt PLC (a) (b)	13,127	12,776
Marinus Pharmaceuticals, Inc. (a) (b)	3,272	42,052
MyoKardia, Inc. (a)	7,200	981,576
Nektar Therapeutics (a) (b)	24,700	409,773
NGM Biopharmaceuticals, Inc. (a) (b)	3,525	56,083
Ocular Therapeutix, Inc. (a) (b)	6,600	50,226
Odonate Therapeutics, Inc. (a)	1,500	20,145
Omeros Corp. (a) (b)	7,693	77,738
Optinose, Inc. (a) (b)	4,200	16,380
Osmotica Pharmaceuticals PLC (a) (b)	1,300	7,033
Pacira BioSciences, Inc. (a)	6,037	362,944
Paratek Pharmaceuticals, Inc. (a) (b)	5,500	29,755
Phathom Pharmaceuticals, Inc. (a) (b)	1,500	55,005
Phibro Animal Health Corp. Class A	2,900	50,460
Pliant Therapeutics, Inc. (a)	1,500	33,975
Prestige Consumer Healthcare, Inc. (a)	7,116	259,165
Provention Bio, Inc. (a) (b)	6,400	82,112
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,436	334,735
Recro Pharma, Inc. (a)	3,100	6,510
Relmada Therapeutics, Inc. (a) (b)	2,100	79,002
Revance Therapeutics, Inc. (a)	8,274	208,008
Royalty Pharma PLC Class A	12,200	513,254
Satsuma Pharmaceuticals, Inc. (a) (b)	1,300	5,057
scPharmaceuticals, Inc. (a)	800	5,960
SIGA Technologies, Inc. (a) (b)	7,400	50,838
Strongbridge Biopharma PLC (a)	6,500	13,650
Supernus Pharmaceuticals, Inc. (a)	6,700	139,628
TherapeuticsMD, Inc. (a) (b)	34,800	54,984
Theravance Biopharma, Inc. (a) (b)	6,504	96,162

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Tricida, Inc. (a) (b)	3,470	$ 31,438
Verrica Pharmaceuticals, Inc. (a) (b)	2,000	15,480
VYNE Therapeutics, Inc. (a) (b)	22,793	37,836
WaVe Life Sciences, Ltd. (a) (b)	3,610	30,649
Xeris Pharmaceuticals, Inc. (a) (b)	5,500	32,615
Zogenix, Inc. (a)	8,141	145,968
		11,351,920
PROFESSIONAL SERVICES — 1.6%
Acacia Research Corp. (a)	7,700	26,719
Akerna Corp. (a)	1,400	5,096
ASGN, Inc. (a)	7,186	456,742
Barrett Business Services, Inc.	1,139	59,729
BG Staffing, Inc.	1,552	13,146
CBIZ, Inc. (a)	7,200	164,664
CoreLogic, Inc.	11,300	764,671
CoStar Group, Inc. (a)	5,567	4,723,655
CRA International, Inc.	1,045	39,156
Dun & Bradstreet Holdings, Inc. (a)	12,400	318,184
Exponent, Inc.	7,250	522,218
Forrester Research, Inc. (a)	1,700	55,743
Franklin Covey Co. (a)	1,583	28,082
FTI Consulting, Inc. (a)	5,134	544,050
GP Strategies Corp. (a)	2,000	19,280
Heidrick & Struggles International, Inc.	2,700	53,055
Huron Consulting Group, Inc. (a)	3,331	131,008
ICF International, Inc.	2,647	162,870
Insperity, Inc.	5,110	334,654
Kelly Services, Inc. Class A	4,795	81,707
Kforce, Inc.	2,800	90,076
Korn Ferry	7,952	230,608
ManpowerGroup, Inc.	8,253	605,193
Mastech Digital, Inc. (a)	600	10,806
Mistras Group, Inc. (a)	2,858	11,175
Red Violet, Inc. (a)	1,000	18,460
Resources Connection, Inc.	4,300	49,665
TransUnion	27,183	2,286,906
TriNet Group, Inc. (a)	5,800	344,056
TrueBlue, Inc. (a)	5,207	80,656
Upwork, Inc. (a)	13,187	229,981
Willdan Group, Inc. (a)	1,571	40,076
		12,502,087
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Altisource Portfolio Solutions SA (a)	800	10,136
American Realty Investors, Inc. (a)	300	2,721
CTO Realty Growth, Inc.	765	33,736
Cushman & Wakefield PLC (a) (b)	16,106	169,274
eXp World Holdings, Inc. (a)	3,500	141,190
Forestar Group, Inc. (a)	2,606	46,126
Security Description	Shares	Value
FRP Holdings, Inc. (a)	889	$ 37,045
Griffin Industrial Realty, Inc.	353	18,868
Howard Hughes Corp. (a)	5,574	321,062
Jones Lang LaSalle, Inc.	7,340	702,144
Kennedy-Wilson Holdings, Inc.	17,342	251,806
Marcus & Millichap, Inc. (a)	3,346	92,082
Maui Land & Pineapple Co., Inc. (a)	1,036	11,210
Newmark Group, Inc. Class A	20,912	90,340
Rafael Holdings, Inc. Class B (a)	1,302	20,181
RE/MAX Holdings, Inc. Class A	2,500	81,825
Realogy Holdings Corp. (b)	16,695	157,601
Redfin Corp. (a)	13,800	689,034
RMR Group, Inc. Class A	2,207	60,626
St. Joe Co. (a) (b)	4,700	96,961
Stratus Properties, Inc. (a)	900	19,404
Tejon Ranch Co. (a)	3,300	46,695
Transcontinental Realty Investors, Inc. (a)	207	5,161
		3,105,228
ROAD & RAIL — 1.5%
AMERCO	1,233	438,923
ArcBest Corp.	3,667	113,897
Avis Budget Group, Inc. (a)	7,672	201,927
Covenant Logistics Group, Inc. Class A (a)	1,945	34,018
Daseke, Inc. (a) (b)	7,164	38,471
Heartland Express, Inc.	6,655	123,783
Hertz Global Holdings, Inc. (a)	16,400	18,204
Knight-Swift Transportation Holdings, Inc.	17,871	727,350
Landstar System, Inc.	5,412	679,152
Lyft, Inc. Class A (a)	34,600	953,230
Marten Transport, Ltd.	8,648	141,135
PAM Transportation Services, Inc. (a)	298	11,205
Ryder System, Inc.	7,539	318,447
Saia, Inc. (a)	3,690	465,457
Schneider National, Inc. Class B	8,600	212,678
Uber Technologies, Inc. (a) (b)	197,215	7,194,403
Universal Logistics Holdings, Inc.	1,329	27,723
US Xpress Enterprises, Inc. Class A (a)	3,398	28,067
Werner Enterprises, Inc.	8,700	365,313
		12,093,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Energy Industries, Inc. (a)	5,354	336,981
Alpha & Omega Semiconductor, Ltd. (a)	3,187	40,857
Ambarella, Inc. (a)	4,680	244,202
Amkor Technology, Inc. (a)	14,535	162,792
Atomera, Inc. (a) (b)	2,200	22,990
Axcelis Technologies, Inc. (a)	4,485	98,670
AXT, Inc. (a)	6,253	38,268

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Brooks Automation, Inc.	10,300	$ 476,478
CEVA, Inc. (a)	3,171	124,842
Cirrus Logic, Inc. (a)	8,340	562,533
CMC Materials, Inc.	4,086	583,522
Cohu, Inc.	5,791	99,489
Cree, Inc. (a)	15,415	982,552
CyberOptics Corp. (a)	1,100	35,024
Diodes, Inc. (a)	5,992	338,248
DSP Group, Inc. (a)	3,496	46,077
Enphase Energy, Inc. (a)	15,100	1,247,109
Entegris, Inc.	19,098	1,419,745
First Solar, Inc. (a)	13,151	870,596
FormFactor, Inc. (a)	10,965	273,357
GSI Technology, Inc. (a)	2,400	13,536
Ichor Holdings, Ltd. (a)	3,099	66,845
Impinj, Inc. (a) (b)	2,400	63,240
Inphi Corp. (a)	6,849	768,800
Lattice Semiconductor Corp. (a)	19,080	552,557
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,652	226,235
Marvell Technology Group, Ltd.	94,148	3,737,676
Maxeon Solar Technologies, Ltd. (a) (b)	1,469	24,914
MaxLinear, Inc. (a)	9,800	227,752
MKS Instruments, Inc.	7,803	852,322
Monolithic Power Systems, Inc.	6,240	1,744,766
NeoPhotonics Corp. (a)	6,200	37,758
NVE Corp.	686	33,669
ON Semiconductor Corp. (a)	57,901	1,255,873
Onto Innovation, Inc. (a)	6,757	201,224
PDF Solutions, Inc. (a)	4,129	77,254
Photronics, Inc. (a)	9,293	92,558
Pixelworks, Inc. (a)	5,800	11,890
Power Integrations, Inc.	8,352	462,701
Rambus, Inc. (a)	16,101	220,423
Semtech Corp. (a)	9,158	485,008
Silicon Laboratories, Inc. (a)	6,150	601,778
SiTime Corp. (a)	800	67,224
SMART Global Holdings, Inc. (a)	2,190	59,875
SolarEdge Technologies, Inc. (a)	7,000	1,668,450
SunPower Corp. (a) (b)	10,855	135,796
Synaptics, Inc. (a)	4,822	387,785
Ultra Clean Holdings, Inc. (a)	5,798	124,425
Universal Display Corp.	6,117	1,105,587
Veeco Instruments, Inc. (a)	6,908	80,616
		23,392,869
SOFTWARE — 12.3%
2U, Inc. (a) (b)	9,727	329,356
8x8, Inc. (a)	14,800	230,140
A10 Networks, Inc. (a)	7,800	49,686
ACI Worldwide, Inc. (a)	16,266	425,031
Agilysys, Inc. (a)	2,557	61,777
Alarm.com Holdings, Inc. (a)	6,600	364,650
Altair Engineering, Inc. Class A (a) (b)	6,053	254,105
Alteryx, Inc. Class A (a) (b)	7,475	848,786
Security Description	Shares	Value
American Software, Inc. Class A	4,200	$ 58,968
Anaplan, Inc. (a)	18,624	1,165,490
Appfolio, Inc. Class A (a)	2,361	334,813
Appian Corp. (a) (b)	4,748	307,433
Aspen Technology, Inc. (a)	9,702	1,228,176
Asure Software, Inc. (a)	2,000	15,100
Atlassian Corp. PLC Class A (a)	18,209	3,310,214
Avalara, Inc. (a)	11,815	1,504,522
Avaya Holdings Corp. (a)	11,788	179,178
Benefitfocus, Inc. (a)	4,141	46,379
Bill.Com Holdings, Inc. (a)	7,769	779,308
Blackbaud, Inc.	7,033	392,652
Blackline, Inc. (a) (b)	7,100	636,373
Bottomline Technologies DE, Inc. (a)	6,100	257,176
Box, Inc. Class A (a)	19,665	341,384
CDK Global, Inc.	17,373	757,289
Cerence, Inc. (a) (b)	5,247	256,421
Ceridian HCM Holding, Inc. (a)	15,348	1,268,512
ChannelAdvisor Corp. (a)	4,200	60,774
Cloudera, Inc. (a) (b)	29,121	317,128
Cloudflare, Inc. Class A (a)	15,600	640,536
CommVault Systems, Inc. (a)	5,920	241,536
Cornerstone OnDemand, Inc. (a)	8,575	311,787
Coupa Software, Inc. (a)	9,487	2,601,715
Crowdstrike Holdings, Inc. Class A (a)	21,652	2,973,253
Datadog, Inc. Class A (a)	21,735	2,220,448
Digimarc Corp. (a) (b)	1,840	41,087
Digital Turbine, Inc. (a)	11,686	382,600
DocuSign, Inc. (a)	25,451	5,478,073
Domo, Inc. Class B (a)	3,644	139,675
Dropbox, Inc. Class A (a)	35,024	674,562
Duck Creek Technologies, Inc. (a)	2,100	95,403
Dynatrace, Inc. (a)	26,100	1,070,622
Ebix, Inc. (b)	3,698	76,179
eGain Corp. (a)	3,194	45,259
Elastic NV (a)	9,300	1,003,377
Envestnet, Inc. (a)	7,499	578,623
Everbridge, Inc. (a) (b)	4,908	617,083
Fair Isaac Corp. (a)	4,022	1,710,878
FireEye, Inc. (a)	31,647	390,682
Five9, Inc. (a)	8,808	1,142,221
Globant SA (a)	5,500	985,710
GTY Technology Holdings, Inc. (a) (b)	6,200	16,430
Guidewire Software, Inc. (a)	11,837	1,234,244
HubSpot, Inc. (a)	5,894	1,722,404
Intelligent Systems Corp. (a) (b)	1,083	42,215
J2 Global, Inc. (a)	6,402	443,146
Jamf Holding Corp. (a)	2,900	109,069
LivePerson, Inc. (a) (b)	8,800	457,512
Manhattan Associates, Inc. (a)	8,983	857,787
Medallia, Inc. (a) (b)	12,020	329,588
MicroStrategy, Inc. Class A (a)	1,104	166,218
Mimecast, Ltd. (a)	8,200	384,744

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mitek Systems, Inc. (a)	5,661	$ 72,121
MobileIron, Inc. (a)	13,804	96,766
Model N, Inc. (a) (b)	4,956	174,848
nCino, Inc. (a)	1,100	87,648
New Relic, Inc. (a)	7,331	413,175
Nuance Communications, Inc. (a)	40,146	1,332,446
Nutanix, Inc. Class A (a) (b)	26,100	578,898
OneSpan, Inc. (a)	4,897	102,641
Pagerduty, Inc. (a) (b)	9,798	265,624
Palo Alto Networks, Inc. (a)	13,482	3,299,720
Park City Group, Inc. (a)	1,900	9,367
Paylocity Holding Corp. (a)	4,898	790,635
Pegasystems, Inc.	5,615	679,640
Ping Identity Holding Corp. (a) (b)	5,300	165,413
Pluralsight, Inc. Class A (a)	13,812	236,600
Progress Software Corp.	6,338	232,478
Proofpoint, Inc. (a)	8,069	851,683
PROS Holdings, Inc. (a)	5,700	182,058
PTC, Inc. (a)	14,866	1,229,716
Q2 Holdings, Inc. (a) (b)	7,055	643,839
QAD, Inc. Class A	1,710	72,162
Qualys, Inc. (a)	4,873	477,603
Rapid7, Inc. (a) (b)	7,125	436,335
RealPage, Inc. (a)	12,576	724,881
Rimini Street, Inc. (a)	3,200	10,304
RingCentral, Inc. Class A (a)	11,058	3,036,637
Rosetta Stone, Inc. (a)	3,300	98,934
SailPoint Technologies Holding, Inc. (a)	12,500	494,625
Sapiens International Corp. NV	3,600	110,088
Seachange International, Inc. (a)	4,600	4,004
SecureWorks Corp. Class A (a)	1,295	14,750
ShotSpotter, Inc. (a) (b)	1,300	40,352
Slack Technologies, Inc. Class A (a) (b)	54,411	1,461,480
Smartsheet, Inc. Class A (a)	15,780	779,848
Smith Micro Software, Inc. (a)	5,100	19,023
SolarWinds Corp. (a) (b)	6,804	138,393
Splunk, Inc. (a)	22,680	4,266,788
Sprout Social, Inc. Class A (a) (b)	3,900	150,150
SPS Commerce, Inc. (a)	5,052	393,399
SS&C Technologies Holdings, Inc.	32,097	1,942,510
SVMK, Inc. (a)	17,400	384,714
Synchronoss Technologies, Inc. (a)	6,000	18,060
Telenav, Inc. (a)	5,252	18,907
Tenable Holdings, Inc. (a)	10,000	377,500
Teradata Corp. (a)	15,467	351,101
Trade Desk, Inc. Class A (a)	5,939	3,081,034
Upland Software, Inc. (a)	3,500	131,950
Varonis Systems, Inc. (a)	4,425	510,734
Verint Systems, Inc. (a)	9,129	439,835
VirnetX Holding Corp. (b)	9,800	51,646
VMware, Inc. Class A (a) (b)	11,294	1,622,609
Workday, Inc. Class A (a)	24,511	5,273,051
Security Description	Shares	Value
Workiva, Inc. (a)	5,600	$ 312,256
Xperi Holding Corp.	15,236	175,062
Yext, Inc. (a)	14,400	218,592
Zendesk, Inc. (a)	16,287	1,676,258
Zix Corp. (a)	8,487	49,564
Zoom Video Communications, Inc. Class A (a)	23,924	11,246,912
Zscaler, Inc. (a)	10,051	1,414,075
Zuora, Inc. Class A (a) (b)	14,200	146,828
		98,583,757
SPECIALTY RETAIL — 2.0%
Aaron's, Inc.	9,597	543,670
Abercrombie & Fitch Co. Class A	8,942	124,562
American Eagle Outfitters, Inc. (b)	21,426	317,319
America's Car-Mart, Inc. (a)	889	75,458
Asbury Automotive Group, Inc. (a)	2,735	266,526
At Home Group, Inc. (a)	7,500	111,450
AutoNation, Inc. (a)	8,169	432,385
Bed Bath & Beyond, Inc. (b)	18,046	270,329
Boot Barn Holdings, Inc. (a) (b)	4,100	115,374
Buckle, Inc. (b)	4,087	83,334
Burlington Stores, Inc. (a)	9,278	1,912,103
Caleres, Inc.	5,290	50,572
Camping World Holdings, Inc. Class A	4,527	134,678
Carvana Co. (a) (b)	7,804	1,740,760
Cato Corp. Class A	3,500	27,370
Chico's FAS, Inc.	18,253	17,751
Children's Place, Inc. (b)	2,042	57,891
Citi Trends, Inc.	1,400	34,972
Conn's, Inc. (a)	2,822	29,857
Container Store Group, Inc. (a) (b)	2,873	17,841
Designer Brands, Inc. Class A (b)	9,056	49,174
Dick's Sporting Goods, Inc.	8,844	511,891
Envela Corp. (a) (b)	1,200	5,148
Express, Inc. (a) (b)	9,949	6,069
Five Below, Inc. (a)	7,826	993,902
Floor & Decor Holdings, Inc. Class A (a)	13,400	1,002,320
Foot Locker, Inc.	14,800	488,844
GameStop Corp. Class A (a) (b)	8,165	83,283
Genesco, Inc. (a)	2,205	47,496
Group 1 Automotive, Inc.	2,503	221,240
GrowGeneration Corp. (a) (b)	4,400	70,312
Guess?, Inc.	6,000	69,720
Haverty Furniture Cos., Inc.	2,555	53,502
Hibbett Sports, Inc. (a)	2,334	91,539
Hudson, Ltd. Class A (a) (b)	6,200	47,120
Lithia Motors, Inc. Class A	3,121	711,401
Lumber Liquidators Holdings, Inc. (a)	4,059	89,501
MarineMax, Inc. (a)	2,976	76,394
Michaels Cos., Inc. (a) (b)	10,585	102,198
Monro, Inc.	4,798	194,655
Murphy USA, Inc. (a)	3,910	501,536

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
National Vision Holdings, Inc. (a)	11,405	$ 436,127
ODP Corp.	7,618	148,170
OneWater Marine, Inc. Class A (a)	700	14,343
Penske Automotive Group, Inc. (b)	4,589	218,712
Rent-A-Center, Inc.	7,050	210,724
RH (a) (b)	2,238	856,304
Sally Beauty Holdings, Inc. (a) (b)	16,448	142,933
Shoe Carnival, Inc.	1,400	47,012
Signet Jewelers, Ltd. (b)	7,400	138,380
Sleep Number Corp. (a)	3,876	189,575
Sonic Automotive, Inc. Class A	3,436	137,990
Sportsman's Warehouse Holdings, Inc. (a)	6,070	86,862
Tilly's, Inc. Class A	3,437	20,725
Urban Outfitters, Inc. (a)	10,050	209,141
Vroom, Inc. (a)	3,600	186,408
Williams-Sonoma, Inc.	10,948	990,137
Winmark Corp.	388	66,806
Zumiez, Inc. (a)	3,000	83,460
		15,965,256
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	16,981	83,377
Avid Technology, Inc. (a)	4,397	37,638
Dell Technologies, Inc. Class C (a)	35,947	2,433,253
Diebold Nixdorf, Inc. (a) (b)	10,636	81,259
Eastman Kodak Co. (a)	2,300	20,286
Immersion Corp. (a)	2,735	19,282
Intevac, Inc. (a)	3,500	19,285
NCR Corp. (a) (b)	18,167	402,217
Pure Storage, Inc. Class A (a) (b)	34,500	530,955
Quantum Corp. (a)	4,400	20,240
Super Micro Computer, Inc. (a)	6,515	171,996
		3,819,788
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	20,300	365,400
Carter's, Inc.	6,160	533,333
Columbia Sportswear Co.	4,120	358,358
Crocs, Inc. (a)	9,500	405,935
Deckers Outdoor Corp. (a)	3,926	863,759
Fossil Group, Inc. (a)	7,300	41,902
G-III Apparel Group, Ltd. (a)	6,281	82,344
Kontoor Brands, Inc. (a) (b)	7,300	176,660
Lakeland Industries, Inc. (a)	1,200	23,760
Lululemon Athletica, Inc. (a)	16,267	5,357,862
Movado Group, Inc.	2,461	24,462
Oxford Industries, Inc.	2,330	94,039
Rocky Brands, Inc.	1,105	27,437
Skechers U.S.A., Inc. Class A (a)	19,147	578,622
Steven Madden, Ltd.	11,713	228,404
Superior Group of Cos., Inc.	1,700	39,491
Security Description	Shares	Value
Unifi, Inc. (a)	2,210	$ 28,376
Vera Bradley, Inc. (a)	3,100	18,941
Wolverine World Wide, Inc.	11,380	294,059
		9,543,144
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (a)	8,200	191,142
Bogota Financial Corp. (a)	900	6,858
Bridgewater Bancshares, Inc. (a)	3,450	32,741
Capitol Federal Financial, Inc.	19,300	178,814
Columbia Financial, Inc. (a)	7,000	77,700
ESSA Bancorp, Inc.	1,400	17,262
Essent Group, Ltd.	15,608	577,652
Federal Agricultural Mortgage Corp. Class C	1,332	84,795
Flagstar Bancorp, Inc.	5,225	154,817
FS Bancorp, Inc.	635	26,035
Greene County Bancorp, Inc.	600	13,014
Hingham Institution for Savings	215	39,560
Home Bancorp, Inc.	1,200	28,980
HomeStreet, Inc.	3,174	81,762
Kearny Financial Corp.	11,051	79,678
Luther Burbank Corp.	3,100	25,885
Merchants Bancorp	1,300	25,623
Meridian Bancorp, Inc.	6,630	68,620
Meta Financial Group, Inc.	4,743	91,160
MGIC Investment Corp.	48,262	427,601
MMA Capital Holdings, Inc. (a)	800	18,008
Mr Cooper Group, Inc. (a)	10,860	242,395
New York Community Bancorp, Inc.	64,223	531,124
NMI Holdings, Inc. Class A (a)	9,765	173,817
Northfield Bancorp, Inc.	6,880	62,746
Northwest Bancshares, Inc.	17,076	157,099
OceanFirst Financial Corp.	8,707	119,199
Oconee Federal Financial Corp.	200	4,360
OP Bancorp	2,000	11,440
PCSB Financial Corp.	2,396	28,920
PennyMac Financial Services, Inc.	5,997	348,546
Pioneer Bancorp, Inc. (a)	1,700	15,096
Ponce de Leon Federal Bank (a)	1,400	12,348
Premier Financial Corp.	5,297	82,501
Provident Bancorp, Inc.	1,414	11,015
Provident Financial Holdings, Inc.	900	10,710
Provident Financial Services, Inc.	10,156	123,903
Prudential Bancorp, Inc.	1,400	14,756
Radian Group, Inc.	27,154	396,720
Riverview Bancorp, Inc.	3,300	13,695
Rocket Cos., Inc. Class A (a)	13,800	275,034
Security National Financial Corp. Class A (a)	1,435	9,184
Southern Missouri Bancorp, Inc.	1,200	28,296
Standard AVB Financial Corp.	600	19,590
Sterling Bancorp, Inc.	2,300	6,923
Territorial Bancorp, Inc.	1,255	25,389
TFS Financial Corp.	7,217	106,018

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Timberland Bancorp, Inc.	1,200	$ 21,600
TrustCo Bank Corp. NY	13,399	69,943
Walker & Dunlop, Inc.	4,040	214,120
Washington Federal, Inc.	10,717	223,557
Waterstone Financial, Inc.	3,200	49,568
Western New England Bancorp, Inc.	3,700	20,831
WSFS Financial Corp.	7,290	196,611
		5,874,761
TOBACCO — 0.0% (e)
Turning Point Brands, Inc. (b)	1,300	36,270
Universal Corp.	3,341	139,921
Vector Group, Ltd.	19,696	190,854
		367,045
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	15,156	445,890
Alta Equipment Group, Inc. (a) (b)	2,600	20,358
Applied Industrial Technologies, Inc.	5,515	303,876
Beacon Roofing Supply, Inc. (a)	7,776	241,600
BMC Stock Holdings, Inc. (a)	9,583	410,440
CAI International, Inc.	2,303	63,402
DXP Enterprises, Inc. (a)	2,600	41,938
EVI Industries, Inc. (a)	720	19,159
Foundation Building Materials, Inc. (a)	3,200	50,304
GATX Corp.	4,931	314,351
General Finance Corp. (a) (b)	1,847	11,692
GMS, Inc. (a)	5,700	137,370
H&E Equipment Services, Inc.	4,500	88,470
HD Supply Holdings, Inc. (a)	22,938	945,963
Herc Holdings, Inc. (a)	3,438	136,179
Lawson Products, Inc. (a)	653	26,793
MRC Global, Inc. (a)	11,200	47,936
MSC Industrial Direct Co., Inc. Class A	6,399	404,929
Nesco Holdings, Inc. (a) (b)	2,000	8,300
NOW, Inc. (a)	16,019	72,726
Rush Enterprises, Inc. Class A	3,900	197,106
Rush Enterprises, Inc. Class B	700	31,010
SiteOne Landscape Supply, Inc. (a)	6,245	761,578
Systemax, Inc.	1,800	43,092
Textainer Group Holdings, Ltd. (a)	7,365	104,288
Titan Machinery, Inc. (a)	3,000	39,690
Transcat, Inc. (a)	1,100	32,230
Triton International, Ltd.	7,131	290,018
Univar Solutions, Inc. (a)	23,764	401,136
Veritiv Corp. (a)	1,991	25,206
Watsco, Inc.	4,609	1,073,390
WESCO International, Inc. (a)	7,008	308,492
Willis Lease Finance Corp. (a)	410	7,565
		7,106,477
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	10,520	$ 282,883
WATER UTILITIES — 0.3%
American States Water Co.	5,219	391,164
Artesian Resources Corp. Class A	1,251	43,122
Cadiz, Inc. (a) (b)	2,100	20,853
California Water Service Group	6,976	303,107
Consolidated Water Co., Ltd.	2,300	23,943
Essential Utilities, Inc.	31,939	1,285,545
Global Water Resources, Inc.	1,900	20,482
Middlesex Water Co.	2,423	150,589
Pure Cycle Corp. (a)	3,000	27,030
SJW Group	3,787	230,477
York Water Co.	1,800	76,086
		2,572,398
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	6,200	63,209
Gogo, Inc. (a) (b)	7,810	72,164
Shenandoah Telecommunications Co.	6,850	304,380
Spok Holdings, Inc.	2,700	25,677
Telephone & Data Systems, Inc.	14,400	265,536
United States Cellular Corp. (a)	2,035	60,094
		791,060
TOTAL COMMON STOCKS (Cost $647,282,555)		795,594,070
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
GTX, Inc. (CVR) (a) (b)	85	161
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		3,585
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	2,400	204
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		4,439
WARRANTS — 0.0% (e)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Pulse Biosciences, Inc.(expiring 5/14/25) (a) (b)	54	258

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Whiting Petroleum Corp. (expiring 9/1/24) (a) (b)	738	$ 1,808
Whiting Petroleum Corp. (expiring 9/1/25) (a) (b)	369	867
		2,675
TOTAL WARRANTS (Cost $0)		2,933
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	13,852,933	13,855,703
State Street Navigator Securities Lending Portfolio II (h) (i)	31,094,657	31,094,657
TOTAL SHORT-TERM INVESTMENTS (Cost $44,951,310)		44,950,360
TOTAL INVESTMENTS — 104.8% (Cost $692,234,051)		840,551,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(38,381,279)
NET ASSETS — 100.0%		$ 802,170,523
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Portfolio's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	38	12/18/2020	$2,854,459	$2,858,360	$ 3,901
E-mini S&P MidCap 400 Index (long)	16	12/18/2020	2,960,357	2,969,440	9,083
Total unrealized appreciation/depreciation on open futures contracts.					$12,984
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$795,564,370	$29,700	$ 0(a)	$795,594,070
Rights	—	4,439	—	4,439
Warrants	2,675	258	—	2,933
Short-Term Investments	44,950,360	—	—	44,950,360
TOTAL INVESTMENTS	$840,517,405	$34,397	$ 0	$840,551,802
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	12,984	—	—	12,984
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 12,984	$ —	$—	$ 12,984
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$840,530,389	$34,397	$—	$840,564,786
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,312,980	$18,314,812	$166,834,562	$171,287,639	$(3,657)	$(2,375)	13,852,933	$13,855,703	$ 43,928
State Street Navigator Securities Lending Portfolio II	44,562,252	44,562,252	123,782,891	137,250,486	—	—	31,094,657	31,094,657	358,893
Total		$62,877,064	$290,617,453	$308,538,125	$(3,657)	$(2,375)		$44,950,360	$402,821
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Defensive Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Defensive Global Equity Portfolio. The schedule of investments for the State Street Defensive Global Equity Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 4.0%
BHP Group, Ltd.	634	$ 16,390
Coles Group, Ltd.	786	9,582
Sonic Healthcare, Ltd.	971	23,075
Telstra Corp., Ltd.	5,705	11,431
Wesfarmers, Ltd.	884	28,276
		88,754
BELGIUM — 0.7%
Ageas SA/NV	152	6,221
Colruyt SA	133	8,632
		14,853
CANADA — 2.1%
Kirkland Lake Gold, Ltd.	215	10,462
Metro, Inc.	322	15,402
TELUS Corp.	1,137	19,944
		45,808
DENMARK — 2.5%
Carlsberg AS Class B	57	7,682
Coloplast A/S Class B	107	16,964
Novo Nordisk A/S Class B	452	31,327
		55,973
FRANCE — 0.9%
Sanofi	188	18,843
GERMANY — 2.4%
Allianz SE	65	12,478
Deutsche Telekom AG	1,430	23,814
Merck KGaA	112	16,331
		52,623
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	14,006
HKT Trust & HKT, Ltd. Stapled Security	9,000	11,946
		25,952
IRELAND — 0.8%
Accenture PLC Class A	82	18,531
ITALY — 0.4%
Snam SpA	1,667	8,574
JAPAN — 15.6%
Astellas Pharma, Inc.	1,700	25,326
FUJIFILM Holdings Corp.	200	9,852
Fujitsu, Ltd.	200	27,307
ITOCHU Corp.	900	23,031
KDDI Corp.	500	12,568
Mitsubishi UFJ Financial Group, Inc.	3,300	13,162
Security Description	Shares	Value
Mitsui & Co., Ltd.	400	$ 6,869
NEC Corp.	500	29,229
Nintendo Co., Ltd.	100	56,634
Nippon Telegraph & Telephone Corp.	1,100	22,444
NTT DOCOMO, Inc.	1,000	36,723
Ono Pharmaceutical Co., Ltd.	200	6,287
Seven & i Holdings Co., Ltd.	600	18,631
Sony Corp.	300	22,978
Tohoku Electric Power Co., Inc.	800	8,013
Tokyo Gas Co., Ltd.	300	6,842
Toyota Motor Corp.	300	19,899
		345,795
NETHERLANDS — 2.6%
Koninklijke Ahold Delhaize NV	1,056	31,218
Koninklijke KPN NV	7,386	17,333
Koninklijke Vopak NV	150	8,454
		57,005
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	5,534	17,253
SWEDEN — 1.4%
Swedish Match AB	376	30,764
SWITZERLAND — 5.6%
Nestle SA	238	28,396
Novartis AG	311	27,070
Roche Holding AG	88	30,219
Swiss Life Holding AG	31	11,760
Swisscom AG	51	27,085
		124,530
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	11,280
UNITED STATES — 57.4%
AbbVie, Inc.	278	24,350
Adobe, Inc. (a)	25	12,261
Alliant Energy Corp.	199	10,278
Allstate Corp.	284	26,736
Ameren Corp.	146	11,546
American Electric Power Co., Inc.	103	8,418
Amgen, Inc.	112	28,466
AT&T, Inc.	319	9,095
AutoZone, Inc. (a)	28	32,974
Baxter International, Inc.	153	12,304
Bristol-Myers Squibb Co.	462	27,854
Cadence Design Systems, Inc. (a)	135	14,395
Campbell Soup Co.	320	15,478
Cerner Corp.	138	9,976
Cisco Systems, Inc.	596	23,476
Citrix Systems, Inc.	112	15,424
Clorox Co.	89	18,705
CMS Energy Corp.	87	5,343
Costco Wholesale Corp.	40	14,200
Dollar General Corp.	113	23,687
eBay, Inc.	391	20,371
Electronic Arts, Inc. (a)	149	19,431

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	196	$ 29,012
Entergy Corp.	109	10,740
Equinix, Inc. REIT	19	14,443
Equity LifeStyle Properties, Inc. REIT	158	9,685
Eversource Energy	182	15,206
F5 Networks, Inc. (a)	89	10,927
General Mills, Inc.	209	12,891
Gilead Sciences, Inc.	212	13,396
Hershey Co.	133	19,064
Home Depot, Inc.	123	34,158
Incyte Corp. (a)	87	7,807
International Business Machines Corp.	86	10,464
Johnson & Johnson	197	29,329
JPMorgan Chase & Co.	161	15,500
Kellogg Co.	336	21,702
Kimberly-Clark Corp.	196	28,941
Kroger Co.	788	26,721
Lockheed Martin Corp.	57	21,847
McDonald's Corp.	107	23,485
Merck & Co., Inc.	360	29,862
Microsoft Corp.	107	22,505
Mondelez International, Inc. Class A	261	14,995
Motorola Solutions, Inc.	85	13,329
Newmont Corp.	418	26,522
NortonLifeLock, Inc.	856	17,839
Oracle Corp.	503	30,029
PACCAR, Inc.	115	9,807
PepsiCo, Inc.	224	31,046
Pfizer, Inc.	726	26,644
Philip Morris International, Inc.	277	20,772
Procter & Gamble Co.	220	30,578
Public Service Enterprise Group, Inc.	281	15,430
Public Storage REIT	31	6,904
QUALCOMM, Inc.	116	13,651
Regeneron Pharmaceuticals, Inc. (a)	28	15,674
Security Description	Shares	Value
Republic Services, Inc.	128	$ 11,949
Sealed Air Corp.	232	9,004
Target Corp.	225	35,420
Texas Instruments, Inc.	44	6,283
United Parcel Service, Inc. Class B	142	23,662
Verizon Communications, Inc.	449	26,711
Walmart, Inc.	231	32,319
Waste Management, Inc.	287	32,480
Western Union Co.	1,145	24,537
		1,268,038
TOTAL COMMON STOCKS (Cost $1,973,775)		2,184,576

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $4,869)	4,868	4,869
TOTAL INVESTMENTS — 99.1% (Cost $1,978,644)		2,189,445
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		20,675
NET ASSETS — 100.0%		$ 2,210,120
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,340,831	$843,745	$—	$2,184,576
Short-Term Investment	$ 4,869	—	—	4,869
TOTAL INVESTMENTS	$1,345,700	$843,745	$—	$2,189,445
Industry Breakdown as of September 30, 2020

% of Net Assets
Pharmaceuticals	13.5%
Diversified Telecommunication Services	8.5
Food & Staples Retailing	7.1
Food Products	5.1
Software	5.1
IT Services	5.0
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

% of Net Assets
Biotechnology	4.1%
Multiline Retail	4.0
Household Products	3.5
Entertainment	3.4
Insurance	3.1
Specialty Retail	3.0
Electric Utilities	3.0
Metals & Mining	2.4
Tobacco	2.3
Wireless Telecommunication Services	2.2
Communications Equipment	2.2
Commercial Services & Supplies	2.0
Beverages	1.8
Multi-Utilities	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Trading Companies & Distributors	1.4
Health Care Equipment & Supplies	1.3
Banks	1.3
Air Freight & Logistics	1.1
Hotels, Restaurants & Leisure	1.1
Health Care Providers & Services	1.0
Household Durables	1.0
Aerospace & Defense	1.0
Internet & Direct Marketing Retail	0.9
Semiconductors & Semiconductor Equipment	0.9
Automobiles	0.9
Gas Utilities	0.7
Health Care Technology	0.5
Technology Hardware, Storage & Peripherals	0.4
Machinery	0.4
Containers & Packaging	0.4
Oil, Gas & Consumable Fuels	0.4
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$25,562	$48,325	$(2)	$—	4,868	$4,869	$—
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.0%
ARGENTINA — 0.1%
Globant SA (a)	3,900	$ 698,958
Telecom Argentina SA ADR (b)	10,300	67,362
YPF SA ADR (a)(b)	21,000	74,970
		841,290
BRAZIL — 4.4%
Ambev SA	500,885	1,114,371
Atacadao SA	42,500	154,499
B2W Cia Digital (a)	24,588	392,522
B3 SA - Brasil Bolsa Balcao	219,492	2,142,174
Banco Bradesco SA Preference Shares	472,119	1,625,816
Banco Bradesco SA	141,818	453,399
Banco BTG Pactual SA	24,244	313,349
Banco BTG Pactual SA Preference Shares	1	3
Banco do Brasil SA	93,298	490,289
Banco Santander Brasil SA	47,000	233,147
BB Seguridade Participacoes SA	72,837	313,629
Braskem SA Class A, Preference Shares	22,500	82,991
BRF SA (a)	62,323	203,230
CCR SA	135,569	304,741
Centrais Eletricas Brasileiras SA	34,000	182,895
Centrais Eletricas Brasileiras SA Class B, Preference Shares	30,200	167,115
Cia Brasileira de Distribuicao	17,700	219,003
Cia de Saneamento Basico do Estado de Sao Paulo	35,400	293,930
Cia Energetica de Minas Gerais Preference Shares	103,619	185,677
Cia Paranaense de Energia Preference Shares	10,700	117,717
Cia Siderurgica Nacional SA	76,900	225,115
Cielo SA	154,656	107,834
Cogna Educacao	181,340	166,655
Cosan SA	17,100	207,301
CPFL Energia SA	24,200	118,328
Energisa SA	18,400	134,235
Engie Brasil Energia SA	24,587	176,012
Equatorial Energia SA	96,000	360,738
Gerdau SA Preference Shares	113,700	419,583
Hapvida Participacoes e Investimentos SA (c)	24,800	273,412
Hypera SA	41,800	221,146
IRB Brasil Resseguros SA	112,501	149,497
Itau Unibanco Holding SA Preference Shares	516,461	2,061,647
Itausa SA Preference Shares	467,063	729,210
Itausa SA	253	456
Klabin SA	77,307	326,430
Localiza Rent a Car SA	64,908	652,598
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	97,922	$ 493,219
Lojas Renner SA	86,641	609,482
Magazine Luiza SA	77,689	1,229,472
Multiplan Empreendimentos Imobiliarios SA	31,354	108,084
Natura & Co. Holding SA	80,585	731,012
Notre Dame Intermedica Participacoes SA	52,570	606,801
Petrobras Distribuidora SA	79,600	284,566
Petroleo Brasileiro SA Preference Shares	507,298	1,764,961
Petroleo Brasileiro SA	396,014	1,389,030
Porto Seguro SA	12,500	107,004
Raia Drogasil SA	116,500	484,069
Rumo SA (a)	136,400	461,245
Sul America SA	32,533	228,740
Suzano SA (a)	58,124	469,719
Telefonica Brasil SA Preference Shares	46,755	360,174
TIM Participacoes SA	97,700	226,377
Ultrapar Participacoes SA	83,464	285,348
Vale SA	395,084	4,143,284
Via Varejo S/A (a)	136,100	418,940
WEG SA	91,330	1,064,567
		30,786,788
CHILE — 0.5%
Aguas Andinas SA Class A	321,689	89,832
Banco de Chile	4,739,564	360,473
Banco de Credito e Inversiones SA	5,242	165,116
Banco Santander Chile	7,384,708	255,986
Cencosud SA	148,992	217,467
Cencosud Shopping SA	53,243	76,007
Cia Cervecerias Unidas SA	17,663	113,635
Colbun SA	950,433	153,093
Embotelladora Andina SA Class B, Preference Shares	43,538	95,883
Empresa Nacional de Telecomunicaciones SA	19,073	118,338
Empresas CMPC SA	122,388	256,328
Empresas COPEC SA	43,547	325,380
Enel Americas SA	3,725,446	482,500
Enel Chile SA	3,038,792	212,409
Falabella SA	81,495	237,869
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,925	386,233
		3,546,549
CHINA — 37.2%
360 Security Technology, Inc. Class A	6,200	15,227
3SBio, Inc. (a)(b)(c)	134,800	152,734
51job, Inc. ADR (a)	3,200	249,568
AAC Technologies Holdings, Inc. (b)	78,500	427,085

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
AECC Aviation Power Co., Ltd. Class A	5,200	$ 31,696
Agile Group Holdings, Ltd.	124,000	163,372
Agricultural Bank of China, Ltd. Class A	278,400	130,254
Agricultural Bank of China, Ltd. Class H	3,025,500	949,271
Aier Eye Hospital Group Co., Ltd. Class A	14,141	107,547
Air China, Ltd. Class A	18,400	19,297
Air China, Ltd. Class H	226,000	148,956
Airtac International Group	13,000	295,735
Aisino Corp. Class A	4,300	10,056
AK Medical Holdings, Ltd. (c)	40,000	102,943
Alibaba Group Holding, Ltd. ADR (a)	201,082	59,114,086
Alibaba Health Information Technology, Ltd. (a)	348,500	856,990
A-Living Services Co., Ltd. Class H (c)	42,500	217,440
Aluminum Corp. of China, Ltd. Class A (a)	29,900	12,871
Aluminum Corp. of China, Ltd. Class H (a)	454,000	93,636
Angel Yeast Co., Ltd. Class A	3,300	29,760
Anhui Conch Cement Co., Ltd. Class A	14,500	118,751
Anhui Conch Cement Co., Ltd. Class H	133,000	921,202
Anhui Gujing Distillery Co., Ltd. Class A	900	28,858
Anhui Gujing Distillery Co., Ltd. Class B	11,400	126,940
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	8,251
ANTA Sports Products, Ltd.	117,000	1,221,068
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	19,482
Autobio Diagnostics Co., Ltd. Class A	400	9,535
Autohome, Inc. ADR	6,600	633,600
AVIC Aircraft Co., Ltd. Class A	6,300	21,468
Avic Capital Co., Ltd. Class A	20,500	13,333
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	24,598
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	16,439
AVIC Shenyang Aircraft Co., Ltd. Class A	4,000	33,989
AviChina Industry & Technology Co., Ltd. Class H	256,000	146,545
AVICOPTER PLC Class A	2,300	19,040
BAIC Motor Corp., Ltd. Class H (c)	187,000	76,514
Baidu, Inc. ADR (a)	29,100	3,683,769
Bank of Beijing Co., Ltd. Class A	71,740	49,581
Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	15,400	$ 22,503
Bank of China, Ltd. Class A	121,000	57,164
Bank of China, Ltd. Class H	8,473,000	2,635,292
Bank of Communications Co., Ltd. Class A	144,012	96,511
Bank of Communications Co., Ltd. Class H	972,000	468,480
Bank of Hangzhou Co., Ltd. Class A	11,700	20,371
Bank of Jiangsu Co., Ltd. Class A	36,000	32,338
Bank of Nanjing Co., Ltd. Class A	25,440	29,668
Bank of Ningbo Co., Ltd. Class A	20,000	93,168
Bank of Shanghai Co., Ltd. Class A	49,008	58,899
Baoshan Iron & Steel Co., Ltd. Class A	61,000	44,990
Baozun, Inc. ADR (a)(b)	6,200	201,438
BBMG Corp. Class A	33,400	15,162
Beijing Capital International Airport Co., Ltd. Class H	178,000	107,625
Beijing Enlight Media Co., Ltd. Class A	4,500	11,083
Beijing Enterprises Holdings, Ltd.	61,000	183,896
Beijing Enterprises Water Group, Ltd.	562,000	219,015
Beijing New Building Materials PLC Class A	3,500	16,007
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	3,000	23,969
Beijing Originwater Technology Co., Ltd. Class A	12,700	16,343
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	22,699
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	14,240
Beijing Sinnet Technology Co., Ltd. Class A	2,300	7,614
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,920	11,268
Beijing Tongrentang Co., Ltd. Class A	6,000	23,918
BEST, Inc. ADR (a)(b)	21,000	63,000
Betta Pharmaceuticals Co., Ltd. Class A	600	10,094
BGI Genomics Co., Ltd. Class A	1,600	34,080
Bilibili, Inc. ADR (a)	12,600	524,160
BOE Technology Group Co., Ltd. Class A	116,100	84,562
Brilliance China Automotive Holdings, Ltd.	334,000	315,652
BYD Co., Ltd. Class A	5,600	96,575

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
BYD Co., Ltd. Class H (b)	68,500	$ 1,104,653
BYD Electronic International Co., Ltd. (b)	72,000	365,403
By-health Co., Ltd. Class A	6,300	19,579
Caitong Securities Co., Ltd. Class A	13,000	27,607
CanSino Biologics, Inc. Class H (a)(b)(c)	6,400	136,438
Centre Testing International Group Co., Ltd. Class A	6,600	23,929
CGN Power Co., Ltd. Class H (c)	1,017,700	209,636
Changchun High & New Technology Industry Group, Inc. Class A	1,400	76,490
Changjiang Securities Co., Ltd. Class A	19,700	23,403
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	24,350
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	32,916
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	19,517
China Aoyuan Group, Ltd.	141,000	145,322
China Cinda Asset Management Co., Ltd. Class H	958,481	180,625
China CITIC Bank Corp., Ltd. Class A	23,400	17,451
China CITIC Bank Corp., Ltd. Class H	969,000	375,529
China Communications Construction Co., Ltd. Class A	11,000	12,102
China Communications Construction Co., Ltd. Class H	497,000	261,355
China Communications Services Corp., Ltd. Class H	258,000	152,313
China Conch Venture Holdings, Ltd.	177,000	823,425
China Construction Bank Corp. Class A	28,400	25,789
China Construction Bank Corp. Class H	10,281,500	6,680,676
China East Education Holdings, Ltd. (c)	46,000	100,242
China Eastern Airlines Corp., Ltd. Class A	22,400	16,375
China Eastern Airlines Corp., Ltd. Class H (b)	234,000	100,660
China Education Group Holdings, Ltd.	70,000	128,788
China Everbright Bank Co., Ltd. Class A	142,600	76,845
China Everbright Bank Co., Ltd. Class H	373,000	117,963
Security Description	Shares	Value
China Everbright Environment Group, Ltd.	409,222	$ 233,968
China Everbright, Ltd.	92,000	123,758
China Evergrande Group (b)	194,000	497,883
China Feihe, Ltd. (c)	121,000	282,891
China Fortune Land Development Co., Ltd. Class A	12,350	27,741
China Galaxy Securities Co., Ltd. Class H	382,000	216,209
China Gezhouba Group Co., Ltd. Class A	6,400	5,630
China Greatwall Technology Group Co., Ltd. Class A	7,100	16,869
China Hongqiao Group, Ltd.	203,000	127,175
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	129,739
China International Capital Corp., Ltd. Class H (a)(b)(c)	138,000	320,956
China Jinmao Holdings Group, Ltd.	596,000	331,835
China Jushi Co., Ltd. Class A	6,500	13,914
China Lesso Group Holdings, Ltd.	117,000	212,489
China Life Insurance Co., Ltd. Class A	9,000	59,302
China Life Insurance Co., Ltd. Class H	792,000	1,795,455
China Literature, Ltd. (a)(b)(c)	29,600	223,230
China Longyuan Power Group Corp., Ltd. Class H	329,000	206,712
China Medical System Holdings, Ltd.	148,000	163,766
China Mengniu Dairy Co., Ltd.	298,000	1,405,599
China Merchants Bank Co., Ltd. Class A	66,100	352,101
China Merchants Bank Co., Ltd. Class H	415,500	1,971,732
China Merchants Energy Shipping Co., Ltd. Class A	12,300	10,481
China Merchants Port Holdings Co., Ltd. (b)	140,969	144,811
China Merchants Securities Co., Ltd. Class A (a)	24,050	76,908
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	62,428
China Minsheng Banking Corp., Ltd. Class A	130,300	101,982
China Minsheng Banking Corp., Ltd. Class H	631,700	331,926
China Molybdenum Co., Ltd. Class A	50,000	27,571
China Molybdenum Co., Ltd. Class H	348,000	124,261
China National Building Material Co., Ltd. Class H	420,000	535,271

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
China National Chemical Engineering Co., Ltd. Class A	21,200	$ 16,890
China National Nuclear Power Co., Ltd. Class A	36,900	23,939
China National Software & Service Co., Ltd. Class A	1,000	12,301
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	8,300	13,204
China Oilfield Services, Ltd. Class H	176,000	123,182
China Overseas Land & Investment, Ltd.	407,000	1,028,079
China Overseas Property Holdings, Ltd.	140,000	115,288
China Pacific Insurance Group Co., Ltd. Class A	23,100	106,774
China Pacific Insurance Group Co., Ltd. Class H	294,200	840,243
China Petroleum & Chemical Corp. Class A	87,200	50,339
China Petroleum & Chemical Corp. Class H	2,572,000	1,038,498
China Power International Development, Ltd.	523,000	96,830
China Railway Construction Corp., Ltd. Class A	46,100	56,553
China Railway Construction Corp., Ltd. Class H	219,500	151,830
China Railway Group, Ltd. Class A	62,100	49,494
China Railway Group, Ltd. Class H	416,000	196,527
China Railway Signal & Communication Corp., Ltd. Class H (c)	174,000	57,459
China Reinsurance Group Corp. Class H	669,000	61,705
China Resources Beer Holdings Co., Ltd.	159,333	978,611
China Resources Gas Group, Ltd.	96,000	431,037
China Resources Pharmaceutical Group, Ltd. (c)	199,500	102,878
China Resources Power Holdings Co., Ltd.	214,000	237,351
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	15,875
China Shenhua Energy Co., Ltd. Class A	13,300	32,384
China Shenhua Energy Co., Ltd. Class H	370,000	664,094
China Shipbuilding Industry Co., Ltd. Class A (a)	78,000	50,118
China Southern Airlines Co., Ltd. Class A (a)	34,500	29,593
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (a)(b)	188,000	$ 102,059
China Spacesat Co., Ltd. Class A	4,600	22,650
China State Construction Engineering Corp., Ltd. Class A	153,900	115,691
China Taiping Insurance Holdings Co., Ltd.	183,600	281,499
China Telecom Corp., Ltd. Class H	1,430,000	429,643
China Tourism Group Duty Free Corp., Ltd. Class A	7,100	234,080
China Tower Corp., Ltd. Class H (c)	4,842,000	842,411
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	116,838
China TransInfo Technology Co., Ltd. Class A	6,000	19,534
China Unicom Hong Kong, Ltd.	654,000	429,283
China United Network Communications, Ltd. Class A	112,200	80,514
China Vanke Co., Ltd. Class A	36,300	150,720
China Vanke Co., Ltd. Class H	187,300	575,738
China Yangtze Power Co., Ltd. Class A	71,305	201,576
China Yuhua Education Corp., Ltd. (c)	122,000	104,710
Chongqing Brewery Co., Ltd. Class A	2,000	30,496
Chongqing Changan Automobile Co., Ltd. Class A (a)	16,700	33,188
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	91,673
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	111,183
CIFI Holdings Group Co., Ltd.	318,323	236,468
CITIC Securities Co., Ltd. Class A	36,100	160,823
CITIC Securities Co., Ltd. Class H	237,000	533,049
CITIC, Ltd.	633,000	469,357
CNOOC, Ltd.	1,903,000	1,830,466
Contemporary Amperex Technology Co., Ltd. Class A	7,600	236,086
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	60,899
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	22,881
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	150,345
COSCO SHIPPING Ports, Ltd.	220,023	126,393
Country Garden Holdings Co., Ltd. (b)	825,347	1,021,972

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	148,000	$ 961,188
CRRC Corp., Ltd. Class A	86,909	70,577
CRRC Corp., Ltd. Class H	486,000	194,663
CSC Financial Co., Ltd. Class A	7,900	58,513
CSPC Pharmaceutical Group, Ltd.	596,400	1,164,208
Dali Foods Group Co., Ltd. (c)	252,300	154,521
Daqin Railway Co., Ltd. Class A	59,600	56,098
Dawning Information Industry Co., Ltd. Class A	2,100	11,732
DHC Software Co., Ltd. Class A	4,400	6,641
Dong-E-E-Jiao Co., Ltd. Class A	2,700	15,857
Dongfang Electric Corp., Ltd. Class A	11,100	16,681
Dongfeng Motor Group Co., Ltd. Class H	290,000	181,398
Dongxing Securities Co., Ltd. Class A	11,600	22,066
East Money Information Co., Ltd. Class A	32,280	114,968
ENN Energy Holdings, Ltd.	83,400	915,175
Eve Energy Co., Ltd. Class A	4,181	30,721
Everbright Securities Co., Ltd. Class A	8,999	29,293
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	15,684
Far East Horizon, Ltd.	211,000	172,190
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	7,039
Financial Street Holdings Co., Ltd. Class A	11,900	11,469
First Capital Securities Co., Ltd. Class A	14,100	23,248
Focus Media Information Technology Co., Ltd. Class A	46,800	55,895
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,500	203,845
Fosun International, Ltd.	287,000	336,201
Founder Securities Co., Ltd. Class A	33,000	41,092
Foxconn Industrial Internet Co., Ltd. Class A	11,300	22,752
Fujian Sunner Development Co., Ltd. Class A	4,100	13,270
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	22,037
Fuyao Glass Industry Group Co., Ltd. Class H (c)	50,856	187,442
Ganfeng Lithium Co., Ltd. Class A	1,600	12,887
G-bits Network Technology Xiamen Co., Ltd. Class A	300	27,639
Security Description	Shares	Value
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	$ 5,310
GD Power Development Co., Ltd. Class A	45,000	13,422
GDS Holdings, Ltd. ADR (a)	8,600	703,738
Geely Automobile Holdings, Ltd.	626,000	1,255,777
Gemdale Corp. Class A	18,100	39,034
Genscript Biotech Corp. (a)	110,000	181,342
GF Securities Co., Ltd. Class A	18,200	42,556
GF Securities Co., Ltd. Class H	149,200	189,838
Giant Network Group Co., Ltd. Class A	5,400	15,391
Gigadevice Semiconductor Beijing, Inc. Class A	1,209	30,986
Glodon Co., Ltd. Class A	2,500	26,981
GoerTek, Inc. Class A	9,400	56,405
GOME Retail Holdings, Ltd. (a)(b)	1,017,000	134,705
Grandjoy Holdings Group Co., Ltd. Class A	13,100	8,990
Great Wall Motor Co., Ltd. Class H (b)	343,000	437,539
Gree Electric Appliances, Inc. of Zhuhai Class A	10,800	85,339
Greenland Holdings Corp., Ltd. Class A	32,500	30,687
Greentown Service Group Co., Ltd.	158,000	195,799
GSX Techedu, Inc. ADR (a)(b)	8,300	747,913
Guangdong Haid Group Co., Ltd. Class A	4,100	37,151
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	12,100	11,076
Guangdong Investment, Ltd.	320,000	508,798
Guanghui Energy Co., Ltd. Class A (a)	27,300	11,459
Guangzhou Automobile Group Co., Ltd. Class H	324,800	272,473
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	8,453
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	14,276
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	15,935
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	25,709
Guangzhou R&F Properties Co., Ltd. Class H	119,600	154,902
Guosen Securities Co., Ltd. Class A	9,400	18,747
Guotai Junan Securities Co., Ltd. Class A	25,800	69,764

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Guotai Junan Securities Co., Ltd. Class H (c)	56,600	$ 79,003
Guoyuan Securities Co., Ltd. Class A	14,400	25,616
Haidilao International Holding, Ltd. (c)	86,000	623,136
Haier Smart Home Co., Ltd. Class A	20,400	65,931
Haitian International Holdings, Ltd.	69,000	160,618
Haitong Securities Co., Ltd. Class A (a)	32,500	68,152
Haitong Securities Co., Ltd. Class H (a)	292,400	250,055
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	28,900	163,252
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	7,265
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	27,418
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	126,000	615,846
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	19,120
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	68,844
Hengan International Group Co., Ltd.	71,000	519,728
Hengli Petrochemical Co., Ltd. Class A	20,300	55,796
Hengtong Optic-electric Co., Ltd. Class A	8,100	17,285
Hengyi Petrochemical Co., Ltd. Class A	16,510	25,354
Hesteel Co., Ltd. Class A (a)	42,500	13,311
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	49,849
Hua Hong Semiconductor, Ltd. (a)(b)(c)	45,000	173,384
Huadian Power International Corp., Ltd. Class A	27,200	14,310
Huadong Medicine Co., Ltd. Class A	3,960	14,460
Hualan Biological Engineering, Inc. Class A	4,810	40,514
Huaneng Power International, Inc. Class A	6,600	5,275
Huaneng Power International, Inc. Class H	362,000	140,452
Huatai Securities Co., Ltd. Class A	25,218	76,760
Huatai Securities Co., Ltd. Class H (c)	156,700	257,822
Huaxi Securities Co., Ltd. Class A	10,400	18,475
Huaxia Bank Co., Ltd. Class A	41,700	37,751
Security Description	Shares	Value
Huaxin Cement Co., Ltd. Class A	5,400	$ 20,123
Huayu Automotive Systems Co., Ltd. Class A	9,900	36,534
Huazhu Group, Ltd. ADR (b)	14,400	622,656
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	10,761
Hundsun Technologies, Inc. Class A	4,160	60,761
HUYA, Inc. ADR (a)(b)	6,600	158,070
Iflytek Co., Ltd. Class A	6,650	33,754
Industrial & Commercial Bank of China, Ltd. Class A	203,542	147,827
Industrial & Commercial Bank of China, Ltd. Class H	6,486,000	3,378,548
Industrial Bank Co., Ltd. Class A	64,099	152,854
Industrial Securities Co., Ltd. Class A	15,300	18,769
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	126,100	21,422
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	36,217
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	125,346
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	92,577
Innovent Biologics, Inc. (a)(c)	99,000	738,267
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	14,637
iQIYI, Inc. ADR (a)(b)	24,000	541,920
Jafron Biomedical Co., Ltd. Class A	1,520	15,975
JD.com, Inc. ADR (a)	90,967	7,059,949
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	12,701
Jiangsu Expressway Co., Ltd. Class H	148,000	149,407
Jiangsu Hengli Hydraulic Co., Ltd. Class A	2,664	28,168
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,120	240,745
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	18,409
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	97,937
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	8,424
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	19,231
Jiangxi Copper Co., Ltd. Class A	8,800	18,480
Jiangxi Copper Co., Ltd. Class H	127,000	142,808
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	13,442

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Jinke Properties Group Co., Ltd. Class A	23,600	$ 31,614
Jinyu Bio-Technology Co., Ltd. Class A	4,600	18,374
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	7,500	18,722
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	15,531
JOYY, Inc. ADR	6,100	492,087
Juewei Food Co., Ltd. Class A	2,300	27,849
Juneyao Airlines Co., Ltd. Class A	6,600	10,543
Kaisa Group Holdings, Ltd.	305,000	156,929
KE Holdings, Inc. ADR (a)	9,700	594,610
Kingdee International Software Group Co., Ltd.	245,000	639,038
Kingsoft Corp., Ltd.	92,000	463,504
Koolearn Technology Holding, Ltd. (a)(b)(c)	24,500	105,266
Kunlun Energy Co., Ltd.	406,000	268,092
Kweichow Moutai Co., Ltd. Class A	4,099	1,011,743
KWG Group Holdings, Ltd.	137,250	236,381
Legend Holdings Corp. Class H (b)(c)	44,800	54,593
Lenovo Group, Ltd.	782,000	517,032
Lens Technology Co., Ltd. Class A	7,400	35,416
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	26,405
Li Ning Co., Ltd.	225,000	1,058,698
Lingyi iTech Guangdong Co. Class A	16,300	27,104
Logan Group Co., Ltd.	150,000	238,680
Lomon Billions Group Co., Ltd. Class A	8,200	28,288
Longfor Group Holdings, Ltd. (c)	190,500	1,079,414
LONGi Green Energy Technology Co., Ltd. Class A	11,400	126,578
Luxshare Precision Industry Co., Ltd. Class A	25,271	214,160
Luye Pharma Group, Ltd. (b)(c)	143,500	83,801
Luzhou Laojiao Co., Ltd. Class A	5,100	108,378
Mango Excellent Media Co., Ltd. Class A	5,440	54,258
Maxscend Microelectronics Co., Ltd. Class A	300	16,773
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	31,451
Meituan Dianping Class B (a)	381,200	12,008,366
Metallurgical Corp. of China, Ltd. Class A	40,900	16,040
Momo, Inc. ADR	15,700	216,032
Security Description	Shares	Value
Muyuan Foods Co., Ltd. Class A	10,540	$ 115,372
NanJi E-Commerce Co., Ltd. Class A	9,800	24,978
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,120	20,670
Nanjing Securities Co., Ltd. Class A	13,133	27,545
NARI Technology Co., Ltd. Class A	15,402	44,939
NAURA Technology Group Co., Ltd. Class A	800	18,946
NavInfo Co., Ltd. Class A	3,500	7,627
NetEase, Inc. ADR	8,773	3,988,820
New China Life Insurance Co., Ltd. Class A	6,800	62,501
New China Life Insurance Co., Ltd. Class H	92,500	347,721
New Hope Liuhe Co., Ltd. Class A	13,700	56,104
New Oriental Education & Technology Group, Inc. ADR (a)	15,200	2,272,400
Ninestar Corp. Class A	4,400	18,565
NIO, Inc. ADR (a)	113,900	2,416,958
Noah Holdings, Ltd. ADR (a)	4,400	114,708
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,135
OFILM Group Co., Ltd. Class A	12,400	26,561
Oppein Home Group, Inc. Class A	1,680	26,783
Orient Securities Co., Ltd. Class A	23,900	39,082
Oriental Pearl Group Co., Ltd. Class A	14,200	20,354
Ovctek China, Inc. Class A	2,400	22,073
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	10,177
People's Insurance Co. Group of China, Ltd. Class H	928,000	276,164
Perfect World Co., Ltd. Class A	4,800	23,642
PetroChina Co., Ltd. Class A	51,800	31,418
PetroChina Co., Ltd. Class H	2,228,000	655,653
PICC Property & Casualty Co., Ltd. Class H	751,000	527,549
Pinduoduo, Inc. ADR (a)	29,000	2,150,350
Ping An Bank Co., Ltd. Class A	64,200	144,160
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	40,600	523,859
Ping An Insurance Group Co. of China, Ltd. Class A	36,000	406,254
Ping An Insurance Group Co. of China, Ltd. Class H	637,000	6,612,643

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	$ 100,355
Poly Property Services Co., Ltd. Class H	12,000	93,838
Postal Savings Bank of China Co., Ltd. Class H (c)	1,081,000	455,388
Power Construction Corp. of China, Ltd. Class A	51,100	28,513
RiseSun Real Estate Development Co., Ltd. Class A	19,300	21,788
Rongsheng Petro Chemical Co., Ltd. Class A	13,370	37,099
SAIC Motor Corp., Ltd. Class A	27,800	78,630
Sanan Optoelectronics Co., Ltd. Class A	12,000	43,567
Sangfor Technologies, Inc. Class A	750	23,476
Sany Heavy Industry Co., Ltd. Class A	28,555	105,272
SDIC Capital Co., Ltd. Class A	8,100	18,374
SDIC Power Holdings Co., Ltd. Class A	27,200	36,263
Seazen Group, Ltd.	218,000	185,700
Seazen Holdings Co., Ltd. Class A	6,800	35,216
Semiconductor Manufacturing International Corp. (a)(b)	382,800	896,196
SF Holding Co., Ltd. Class A	9,000	108,363
Shaanxi Coal Industry Co., Ltd. Class A	24,700	30,673
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	16,935
Shandong Gold Mining Co., Ltd. Class A	11,228	42,190
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	23,568
Shandong Linglong Tyre Co., Ltd. Class A	4,800	20,737
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	16,141
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	21,431
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	21,906
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	536,224
Shanghai Baosight Software Co., Ltd. Class A	1,300	13,920
Shanghai Construction Group Co., Ltd. Class A	47,200	21,568
Shanghai Electric Group Co., Ltd. Class A (a)	19,000	14,106
Shanghai Electric Group Co., Ltd. Class H (a)	318,000	86,109
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	$ 57,552
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	58,000	242,808
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,096
Shanghai International Airport Co., Ltd. Class A	2,968	30,243
Shanghai International Port Group Co., Ltd. Class A	19,400	12,005
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	119,176
Shanghai M&G Stationery, Inc. Class A	2,300	23,078
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	25,807
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	151,457
Shanghai Pudong Development Bank Co., Ltd. Class A	111,600	154,838
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	16,956
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	17,429
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	6,623
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	12,374
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	79,178
Shenergy Co., Ltd. Class A	7,100	5,765
Shengyi Technology Co., Ltd. Class A	6,000	20,763
Shennan Circuits Co., Ltd. Class A	1,260	21,843
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	59,025
Shenzhen Expressway Co., Ltd. Class H	74,000	64,637
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	27,989
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	50,621
Shenzhen Investment, Ltd.	363,472	106,718
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	65,902
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,100	159,363
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	32,993
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	17,000
Shenzhou International Group Holdings, Ltd.	87,900	1,496,848

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	$ 14,486
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	17,083
Sichuan Swellfun Co., Ltd. Class A	800	7,630
Silergy Corp.	8,000	474,295
SINA Corp. (a)	5,800	247,138
Sinolink Securities Co., Ltd. Class A	12,200	27,487
Sino-Ocean Group Holding, Ltd.	379,500	76,891
Sinopec Engineering Group Co., Ltd. Class H	163,500	60,438
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	12,052
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	78,320
Sinopharm Group Co., Ltd. Class H	146,000	308,529
Sinotruk Hong Kong, Ltd.	73,500	189,423
SOHO China, Ltd. (a)	241,000	65,531
Songcheng Performance Development Co., Ltd. Class A	11,340	30,631
SooChow Securities Co., Ltd. Class A	15,600	24,726
Southwest Securities Co., Ltd. Class A	29,900	23,301
Spring Airlines Co., Ltd. Class A	3,300	21,928
Sun Art Retail Group, Ltd.	268,500	298,105
Sunac China Holdings, Ltd.	275,700	1,086,208
Suning.com Co., Ltd. Class A	30,200	40,612
Sunny Optical Technology Group Co., Ltd.	77,000	1,195,997
Sunwoda Electronic Co., Ltd. Class A	6,200	24,910
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	28,346
TAL Education Group ADR (a)	40,400	3,072,016
TBEA Co., Ltd. Class A	14,887	19,361
TCL Technology Group Corp Class A	31,000	28,300
Tencent Holdings, Ltd.	613,500	41,438,125
Tencent Music Entertainment Group ADR (a)	39,600	584,892
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	4,500	14,753
Tianma Microelectronics Co., Ltd. Class A	8,800	19,275
Tianqi Lithium Corp. Class A (a)	4,800	14,168
Security Description	Shares	Value
Tingyi Cayman Islands Holding Corp.	206,000	$ 364,765
Toly Bread Co., Ltd. Class A	2,200	19,383
Tongcheng-Elong Holdings, Ltd. (a)	90,000	165,087
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	17,912
Tongkun Group Co., Ltd. Class A	7,400	15,152
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	13,914
Tongwei Co., Ltd. Class A	8,900	35,117
Topchoice Medical Corp. Class A (a)	300	9,481
Topsports International Holdings, Ltd. (c)	125,000	173,783
Transfar Zhilian Co., Ltd. Class A	13,000	10,820
TravelSky Technology, Ltd. Class H	95,000	204,188
Trip.com Group, Ltd. ADR (a)	50,467	1,571,542
Tsingtao Brewery Co., Ltd. Class A	3,200	35,524
Tsingtao Brewery Co., Ltd. Class H	50,000	409,149
Tunghsu Optoelectronic Technology Co., Ltd. Class A (a)	22,800	10,247
Unigroup Guoxin Microelectronics Co., Ltd. Class A	900	15,904
Uni-President China Holdings, Ltd.	137,000	125,644
Unisplendour Corp., Ltd. Class A	6,160	23,192
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	22,011
Venustech Group, Inc. Class A	1,500	7,669
Vipshop Holdings, Ltd. ADR (a)	46,688	730,200
Walvax Biotechnology Co., Ltd. Class A	3,500	26,333
Wanda Film Holding Co., Ltd. Class A (a)	3,400	8,963
Wangsu Science & Technology Co., Ltd. Class A	9,795	11,681
Wanhua Chemical Group Co., Ltd. Class A	11,100	114,072
Want Want China Holdings, Ltd.	559,000	390,620
Weibo Corp. ADR (a)(b)	6,060	220,766
Weichai Power Co., Ltd. Class A	18,400	41,097
Weichai Power Co., Ltd. Class H	219,000	443,139
Wens Foodstuffs Group Co., Ltd. Class A	23,040	66,574

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Western Securities Co., Ltd. Class A	14,600	$ 20,552
Will Semiconductor, Ltd. Class A	1,700	44,742
Wingtech Technology Co., Ltd. Class A	3,500	60,608
Winning Health Technology Group Co., Ltd. Class A	8,450	24,326
Wuchan Zhongda Group Co., Ltd. Class A	20,300	13,872
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	53,484
Wuliangye Yibin Co., Ltd. Class A	13,400	438,435
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	10,596
WuXi AppTec Co., Ltd. Class A	7,278	109,426
WuXi AppTec Co., Ltd. Class H (b)(c)	29,327	424,094
Wuxi Biologics Cayman, Inc. (a)(c)	108,500	2,659,142
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	26,582
XCMG Construction Machinery Co., Ltd. Class A	35,100	28,811
Xiamen C & D, Inc. Class A	11,400	14,441
Xiaomi Corp. Class B (a)(c)	1,123,300	3,040,820
Xinhu Zhongbao Co., Ltd. Class A	16,000	8,000
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	11,815
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	101,000	88,865
Xinyi Solar Holdings, Ltd.	411,558	656,130
XPeng, Inc. ADR (a)	11,100	222,777
Yango Group Co., Ltd. Class A	16,200	17,551
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	7,064
Yanzhou Coal Mining Co., Ltd. Class A	9,900	13,562
Yanzhou Coal Mining Co., Ltd. Class H	190,000	141,987
Yealink Network Technology Corp., Ltd. Class A	1,500	13,381
Yifeng Pharmacy Chain Co., Ltd. Class A	980	14,372
Yihai International Holding, Ltd.	51,000	801,063
Yintai Gold Co., Ltd. Class A	11,060	17,245
Yonghui Superstores Co., Ltd. Class A	28,800	33,329
Yonyou Network Technology Co., Ltd. Class A	9,878	55,888
Yum China Holdings, Inc.	42,500	2,250,375
Yunda Holding Co., Ltd. Class A	9,360	25,889
Security Description	Shares	Value
Yunnan Baiyao Group Co., Ltd. Class A	4,299	$ 64,804
Yunnan Energy New Material Co., Ltd. Class A	2,700	36,719
Yuzhou Group Holdings Co., Ltd.	179,047	71,302
Zai Lab, Ltd. ADR (a)	6,800	565,556
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	86,377
Zhaojin Mining Industry Co., Ltd. Class H	125,500	154,351
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	18,800	26,501
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	22,374
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	36,505
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	28,736
Zhejiang Expressway Co., Ltd. Class H	180,000	130,544
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	27,666
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,600	23,679
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	14,891
Zhejiang NHU Co., Ltd. Class A	5,400	23,813
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	8,190	27,085
Zhejiang Supor Co., Ltd. Class A	1,300	15,170
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	7,479
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	21,619
Zhenro Properties Group, Ltd.	162,000	99,501
Zheshang Securities Co., Ltd. Class A	11,100	29,253
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	35,500	177,924
Zhongji Innolight Co., Ltd. Class A	2,200	16,398
Zhongjin Gold Corp., Ltd. Class A	14,600	21,780
Zhongsheng Group Holdings, Ltd.	62,500	393,160
Zhuzhou CRRC Times Electric Co., Ltd. Class H	56,800	190,851
Zijin Mining Group Co., Ltd. Class A	57,700	52,839
Zijin Mining Group Co., Ltd. Class H	638,000	407,842

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A (a)	28,400	$ 34,075
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	142,609
ZTE Corp. Class A	13,800	67,691
ZTE Corp. Class H	87,000	209,167
ZTO Express Cayman, Inc. ADR	43,300	1,295,536
		258,865,533
COLOMBIA — 0.2%
Bancolombia SA	28,086	176,924
Bancolombia SA Preference Shares	47,013	301,276
Ecopetrol SA	553,011	271,889
Grupo de Inversiones Suramericana SA	28,763	153,876
Interconexion Electrica SA ESP	48,854	258,317
		1,162,282
CZECH REPUBLIC — 0.1%
CEZ A/S	18,043	340,861
Komercni banka A/S (a)	7,704	162,182
Moneta Money Bank A/S (c)	54,482	124,995
		628,038
EGYPT — 0.1%
Commercial International Bank Egypt SAE	149,434	630,952
Eastern Co SAE	120,063	91,844
ElSewedy Electric Co.	98,402	42,832
		765,628
GREECE — 0.1%
FF Group (d)	3,869	—
Hellenic Telecommunications Organization SA	24,937	359,210
JUMBO SA	11,960	209,435
Motor Oil Hellas Corinth Refineries SA	7,510	88,466
OPAP SA	23,297	220,961
		878,072
HONG KONG — 1.7%
Alibaba Pictures Group, Ltd. (a)(b)	1,275,900	190,448
Bosideng International Holdings, Ltd.	412,000	128,541
China Gas Holdings, Ltd.	285,000	815,589
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China Mobile, Ltd.	656,000	4,211,077
China Resources Cement Holdings, Ltd.	275,000	378,059
China Resources Land, Ltd.	342,000	1,559,812
China State Construction International Holdings, Ltd.	240,000	157,436
Security Description	Shares	Value
Haier Electronics Group Co., Ltd.	142,000	$ 516,248
Hutchison China MediTech, Ltd. ADR (a)	7,200	232,560
Kingboard Holdings, Ltd.	72,500	239,860
Kingboard Laminates Holdings, Ltd.	107,300	148,514
Lee & Man Paper Manufacturing, Ltd.	136,000	98,957
Nine Dragons Paper Holdings, Ltd.	180,000	227,258
Shanghai Industrial Holdings, Ltd.	57,000	76,260
Shenzhen International Holdings, Ltd.	107,039	170,778
Shimao Group Holdings, Ltd.	131,500	548,614
Sino Biopharmaceutical, Ltd.	1,121,000	1,227,551
SSY Group, Ltd.	184,000	104,948
Vinda International Holdings, Ltd. (b)	38,000	125,196
Wharf Holdings, Ltd.	168,000	336,939
Yuexiu Property Co., Ltd.	757,000	148,607
		11,643,252
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (a)	45,650	248,726
OTP Bank Nyrt (a)	24,421	735,774
Richter Gedeon Nyrt	15,488	327,249
		1,311,749
INDIA — 8.1%
Adani Ports & Special Economic Zone, Ltd.	54,406	253,332
Ambuja Cements, Ltd.	70,151	206,495
Asian Paints, Ltd.	31,337	844,360
Aurobindo Pharma, Ltd.	31,970	346,197
Avenue Supermarts, Ltd. (a)(c)	16,903	505,332
Axis Bank, Ltd. (a)	244,756	1,416,494
Bajaj Auto, Ltd.	7,304	285,527
Bajaj Finance, Ltd.	19,058	853,836
Bajaj Finserv, Ltd.	3,968	316,444
Bandhan Bank, Ltd. (a)(c)	76,208	284,546
Berger Paints India, Ltd.	25,564	202,588
Bharat Forge, Ltd.	25,984	158,162
Bharat Petroleum Corp., Ltd.	67,780	324,402
Bharti Airtel, Ltd.	135,051	772,159
Bharti Infratel, Ltd.	40,967	97,569
Biocon, Ltd. (a)	30,387	184,368
Bosch, Ltd.	600	111,811
Britannia Industries, Ltd.	6,273	323,747
Cipla, Ltd.	36,070	379,055
Coal India, Ltd.	142,753	225,303
Colgate-Palmolive India, Ltd.	7,108	138,324
Container Corp. Of India, Ltd.	25,257	125,988
Dabur India, Ltd.	55,174	382,448
Divi's Laboratories, Ltd.	8,780	363,498
DLF, Ltd.	65,554	136,194

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Dr Reddy's Laboratories, Ltd.	12,624	$ 884,093
Eicher Motors, Ltd.	15,190	453,518
GAIL India, Ltd.	169,014	199,714
Godrej Consumer Products, Ltd.	41,441	408,716
Grasim Industries, Ltd.	34,103	345,194
Havells India, Ltd.	26,023	239,358
HCL Technologies, Ltd.	118,445	1,305,868
HDFC Asset Management Co., Ltd. (c)	4,737	146,288
HDFC Life Insurance Co., Ltd. (a)(c)	76,734	582,527
Hero MotoCorp, Ltd.	10,810	461,408
Hindalco Industries, Ltd.	126,846	303,089
Hindustan Petroleum Corp., Ltd.	65,561	160,486
Hindustan Unilever, Ltd.	87,686	2,464,212
Housing Development Finance Corp., Ltd.	175,751	4,165,773
ICICI Bank, Ltd. (a)	544,207	2,631,374
ICICI Lombard General Insurance Co., Ltd. (c)	20,575	362,366
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	220,700
Indian Oil Corp., Ltd.	218,069	218,623
Indraprastha Gas, Ltd.	22,084	116,320
Info Edge India, Ltd.	6,821	336,768
Infosys, Ltd.	363,952	5,004,394
InterGlobe Aviation, Ltd. (a)(c)	9,246	156,015
ITC, Ltd.	317,210	741,056
JSW Steel, Ltd.	92,354	349,464
Jubilant Foodworks, Ltd.	7,691	243,521
Larsen & Toubro, Ltd.	50,296	616,729
LIC Housing Finance, Ltd.	29,335	110,322
Lupin, Ltd.	24,422	333,912
Mahindra & Mahindra, Ltd.	78,591	649,767
Marico, Ltd.	48,208	237,457
Maruti Suzuki India, Ltd.	12,825	1,175,747
Motherson Sumi Systems, Ltd.	96,473	151,000
Nestle India, Ltd.	2,472	533,478
NTPC, Ltd.	246,513	285,216
Oil & Natural Gas Corp., Ltd.	286,783	269,857
Page Industries, Ltd.	584	169,124
Petronet LNG, Ltd.	65,836	197,257
Pidilite Industries, Ltd.	13,295	258,755
Piramal Enterprises, Ltd.	9,016	153,640
Power Grid Corp. of India, Ltd.	191,763	422,918
REC, Ltd.	86,724	116,857
Reliance Industries, Ltd.	305,048	9,251,463
SBI Life Insurance Co., Ltd. (a)(c)	43,344	476,983
Shree Cement, Ltd.	928	255,673
Shriram Transport Finance Co., Ltd.	10,682	90,164
Siemens, Ltd.	7,799	133,895
State Bank of India (a)	197,518	498,544
Security Description	Shares	Value
Sun Pharmaceutical Industries, Ltd.	91,320	$ 620,988
Tata Consultancy Services, Ltd.	96,075	3,250,449
Tata Consumer Products, Ltd.	46,354	314,487
Tata Motors, Ltd. ADR (a)(b)	541	4,918
Tata Motors, Ltd. (a)	177,384	321,838
Tata Steel, Ltd.	32,077	157,207
Tata Steel, Ltd. GDR	4,114	19,973
Tech Mahindra, Ltd.	48,588	522,930
Titan Co., Ltd.	33,141	540,991
Torrent Pharmaceuticals, Ltd.	5,408	205,508
UltraTech Cement, Ltd.	12,561	691,498
United Spirits, Ltd. (a)	31,592	221,121
UPL, Ltd.	53,354	364,919
Vedanta, Ltd.	213,006	397,327
Wipro, Ltd. ADR	119	559
Wipro, Ltd.	119,363	507,958
Zee Entertainment Enterprises, Ltd.	81,290	231,070
		56,501,523
INDONESIA — 1.2%
Ace Hardware Indonesia Tbk PT	711,000	76,293
Adaro Energy Tbk PT	1,405,700	107,966
Astra International Tbk PT	2,202,400	663,122
Bank Central Asia Tbk PT	1,051,100	1,918,684
Bank Mandiri Persero Tbk PT	2,029,900	678,851
Bank Negara Indonesia Persero Tbk PT	861,800	258,516
Bank Rakyat Indonesia Persero Tbk PT	5,899,900	1,210,389
Barito Pacific Tbk PT (a)	2,937,300	157,018
Charoen Pokphand Indonesia Tbk PT	837,700	320,659
Gudang Garam Tbk PT (a)	48,300	130,144
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	108,589
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	195,517
Indocement Tunggal Prakarsa Tbk PT	153,700	107,683
Indofood CBP Sukses Makmur Tbk PT	254,900	172,774
Indofood Sukses Makmur Tbk PT	484,600	233,725
Kalbe Farma Tbk PT	2,318,900	242,290
Perusahaan Gas Negara Tbk PT	1,369,000	85,651
Semen Indonesia Persero Tbk PT	315,700	195,311
Telekomunikasi Indonesia Persero Tbk PT	5,415,600	935,078
Unilever Indonesia Tbk PT	827,600	451,590
United Tractors Tbk PT	176,200	270,720

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
XL Axiata Tbk PT	394,000	$ 54,029
		8,574,599
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	16,385	285,362
MALAYSIA — 1.7%
AMMB Holdings Bhd	195,200	141,299
Axiata Group Bhd	302,393	215,374
Carlsberg Brewery Malaysia Bhd Class B	16,500	82,435
CIMB Group Holdings Bhd	701,603	521,029
Dialog Group Bhd	405,400	371,991
DiGi.Com Bhd	322,200	313,202
Fraser & Neave Holdings Bhd	18,500	143,133
Gamuda Bhd	206,281	173,575
Genting Bhd	235,800	180,957
Genting Malaysia Bhd	315,400	158,121
Genting Plantations Bhd	28,800	68,677
HAP Seng Consolidated Bhd	77,700	133,826
Hartalega Holdings Bhd	183,100	717,146
Hong Leong Bank Bhd	69,600	252,546
Hong Leong Financial Group Bhd	26,800	92,488
IHH Healthcare Bhd	226,700	284,437
IOI Corp. Bhd	270,500	290,689
Kossan Rubber Industries	67,000	221,552
Kuala Lumpur Kepong Bhd	47,412	259,812
Malayan Banking Bhd	428,981	746,258
Malaysia Airports Holdings Bhd	105,100	120,704
Maxis Bhd	242,500	296,905
MISC Bhd	141,800	256,568
Nestle Malaysia Bhd	7,800	265,558
Petronas Chemicals Group Bhd	248,800	337,104
Petronas Dagangan Bhd	29,200	138,840
Petronas Gas Bhd	89,100	353,308
PPB Group Bhd	61,920	283,509
Press Metal Aluminium Holdings Bhd	149,800	185,776
Public Bank Bhd	309,000	1,168,688
QL Resources Bhd	81,800	193,224
RHB Bank Bhd	185,810	204,596
Sime Darby Bhd	271,469	163,034
Sime Darby Plantation Bhd	239,169	291,275
Supermax Corp. Bhd (a)	159,000	324,015
Telekom Malaysia Bhd	127,600	127,108
Tenaga Nasional Bhd	247,900	627,294
Top Glove Corp. Bhd	500,100	1,002,705
Westports Holdings Bhd	98,400	92,039
YTL Corp. Bhd	321,196	52,307
		11,853,104
MEXICO — 1.6%
Alfa SAB de CV Class A	318,040	197,517
America Movil SAB de CV Series L	3,583,321	2,252,992
Arca Continental SAB de CV	48,600	210,839
Security Description	Shares	Value
Becle SAB de CV	56,500	$ 115,504
Cemex SAB de CV Series CPO	1,617,617	614,051
Coca-Cola Femsa SAB de CV	60,500	247,171
Fibra Uno Administracion SA de CV REIT	363,458	287,958
Fomento Economico Mexicano SAB de CV	206,480	1,165,415
Gruma SAB de CV Class B	22,795	253,034
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,300	332,054
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	23,995	279,115
Grupo Bimbo SAB de CV Class A	179,815	336,974
Grupo Carso SAB de CV Series A1	53,700	110,510
Grupo Financiero Banorte SAB de CV Series O (a)	274,803	953,780
Grupo Financiero Inbursa SAB de CV Series O (a)	254,026	198,266
Grupo Mexico SAB de CV Class B	339,536	865,153
Grupo Televisa SAB Series CPO (a)	274,629	339,869
Industrias Penoles SAB de CV	14,495	234,598
Infraestructura Energetica Nova SAB de CV	53,800	162,381
Kimberly-Clark de Mexico SAB de CV Class A	175,589	279,183
Megacable Holdings SAB de CV	37,300	107,511
Orbia Advance Corp. SAB de CV	110,910	194,632
Promotora y Operadora de Infraestructura SAB de CV (a)	24,150	171,062
Wal-Mart de Mexico SAB de CV	556,494	1,337,305
		11,246,874
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	52,059
MCB Bank, Ltd.	48,800	51,176
Oil & Gas Development Co., Ltd.	76,400	47,633
		150,868
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	23,400	285,948
Credicorp, Ltd.	7,300	905,127
Southern Copper Corp.	9,367	424,044
		1,615,119
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	216,340	206,772
Aboitiz Power Corp.	192,500	101,571

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Ayala Corp.	29,505	$ 421,884
Ayala Land, Inc.	844,400	519,691
Bank of the Philippine Islands	94,759	125,468
BDO Unibank, Inc.	205,299	366,331
Globe Telecom, Inc.	3,920	168,141
GT Capital Holdings, Inc.	12,002	96,059
International Container Terminal Services, Inc.	107,620	245,521
JG Summit Holdings, Inc.	298,400	371,780
Jollibee Foods Corp.	53,440	160,207
Manila Electric Co.	26,550	148,850
Megaworld Corp. (a)	1,462,000	89,740
Metro Pacific Investments Corp.	1,727,000	124,789
Metropolitan Bank & Trust Co.	217,087	171,869
PLDT, Inc.	10,006	274,976
Puregold Price Club, Inc.	104,500	105,906
Robinsons Land Corp.	250,186	73,724
SM Investments Corp.	25,180	459,214
SM Prime Holdings, Inc.	1,100,400	670,600
Universal Robina Corp.	102,110	283,195
		5,186,288
POLAND — 0.6%
Bank Polska Kasa Opieki SA (a)	19,437	253,128
CCC SA (a)	244	2,989
CD Projekt SA (a)	7,115	770,207
Cyfrowy Polsat SA (a)	28,008	195,975
Dino Polska SA (a)(c)	5,428	319,227
Grupa Lotos SA	11,534	102,854
KGHM Polska Miedz SA (a)	15,419	471,735
LPP SA (a)	140	237,858
mBank SA (a)	1,908	82,350
Orange Polska SA (a)	76,094	134,639
PGE Polska Grupa Energetyczna SA (a)	104,212	173,005
Polski Koncern Naftowy ORLEN SA	32,516	385,808
Polskie Gornictwo Naftowe i Gazownictwo SA	181,342	237,185
Powszechna Kasa Oszczednosci Bank Polski SA (a)	94,999	521,266
Powszechny Zaklad Ubezpieczen SA (a)	64,419	413,284
Santander Bank Polska SA (a)	3,855	142,113
		4,443,623
QATAR — 0.8%
Barwa Real Estate Co.	193,205	185,996
Commercial Bank PQSC	220,357	246,204
Industries Qatar QSC	190,451	517,536
Masraf Al Rayan QSC	384,196	440,011
Mesaieed Petrochemical Holding Co.	487,701	278,650
Ooredoo QSC	96,940	178,635
Security Description	Shares	Value
Qatar Electricity & Water Co. QSC	59,186	$ 275,345
Qatar Fuel QSC	54,188	263,972
Qatar International Islamic Bank QSC	82,218	189,783
Qatar Islamic Bank SAQ	123,697	561,268
Qatar National Bank QPSC	482,396	2,415,578
		5,552,978
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	46,578	192,712
RUSSIA — 3.0%
Alrosa PJSC (a)	295,595	281,458
Gazprom PJSC	1,263,048	2,787,287
Inter Rao Use PJSC (a)	4,077,928	294,647
LUKOIL PJSC	44,351	2,573,288
Magnit PJSC	8,662	554,761
Magnitogorsk Iron & Steel Works PJSC (a)	238,600	118,944
MMC Norilsk Nickel PJSC	6,738	1,632,897
Mobile TeleSystems PJSC ADR	42,070	367,271
Mobile TeleSystems PJSC	13,301	58,088
Moscow Exchange MICEX (a)	158,191	298,825
Novatek PJSC GDR	600	82,131
Novatek PJSC	91,850	1,263,627
Novolipetsk Steel PJSC (a)	131,643	291,272
PhosAgro PJSC GDR	14,306	171,967
Polymetal International PLC	25,552	557,814
Polyus PJSC (a)	3,653	768,130
Rosneft Oil Co. PJSC	126,961	628,905
Sberbank of Russia PJSC (a)	1,152,164	3,391,851
Severstal PAO	23,136	295,695
Surgutneftegas PJSC Preference Shares	721,300	364,363
Surgutneftegas PJSC	774,400	346,528
Tatneft PJSC	150,195	897,285
VTB Bank PJSC (a)	351,600,000	157,165
X5 Retail Group NV GDR	12,785	472,481
Yandex NV Class A (a)	32,667	2,131,522
		20,788,202
SAUDI ARABIA — 2.8%
Abdullah Al Othaim Markets Co.	4,958	171,578
Advanced Petrochemical Co.	11,368	179,458
Al Rajhi Bank	130,527	2,287,800
Alinma Bank (a)	102,357	446,645
Almarai Co. JSC	28,101	397,385
Arab National Bank	68,159	369,927
Bank AlBilad	40,784	263,329
Bank Al-Jazira	43,091	161,302
Banque Saudi Fransi	61,969	535,615
Bupa Arabia for Cooperative Insurance Co. (a)	6,745	221,133
Co. for Cooperative Insurance (a)	7,040	163,619

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (a)	51,903	$ 129,983
Emaar Economic City (a)	43,855	117,797
Etihad Etisalat Co. (a)	42,091	320,923
Jarir Marketing Co.	6,539	327,365
National Commercial Bank	159,028	1,579,711
National Industrialization Co. (a)	37,774	133,980
Rabigh Refining & Petrochemical Co. (a)	25,187	105,070
Riyad Bank	142,446	709,913
Sahara International Petrochemical Co.	38,616	170,371
Samba Financial Group	105,271	757,180
Saudi Airlines Catering Co.	4,598	101,254
Saudi Arabian Fertilizer Co.	21,366	467,519
Saudi Arabian Mining Co. (a)	45,925	513,518
Saudi Arabian Oil Co. (c)	234,414	2,244,965
Saudi Basic Industries Corp.	95,905	2,265,016
Saudi British Bank	76,759	518,395
Saudi Cement Co.	7,316	113,322
Saudi Electricity Co.	94,029	431,737
Saudi Industrial Investment Group	22,162	137,730
Saudi Kayan Petrochemical Co. (a)	80,549	251,682
Saudi Telecom Co.	64,918	1,740,785
Savola Group	29,256	375,012
Yanbu National Petrochemical Co.	28,455	446,143
		19,157,162
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	22,100	151,433
SOUTH AFRICA — 3.3%
Absa Group, Ltd.	74,970	398,899
Anglo American Platinum, Ltd.	5,964	414,650
Aspen Pharmacare Holdings, Ltd. (a)	43,039	308,547
Bid Corp., Ltd.	36,404	562,437
Bidvest Group, Ltd.	32,799	270,429
Capitec Bank Holdings, Ltd.	7,230	447,173
Clicks Group, Ltd.	27,176	362,233
Discovery, Ltd.	43,264	329,871
Exxaro Resources, Ltd.	26,069	193,948
FirstRand, Ltd.	514,518	1,267,861
Gold Fields, Ltd.	96,322	1,183,310
Growthpoint Properties, Ltd. REIT	338,550	248,507
Harmony Gold Mining Co., Ltd. (a)	57,323	304,720
Impala Platinum Holdings, Ltd. (b)	86,927	758,453
Kumba Iron Ore, Ltd.	6,835	202,755
Life Healthcare Group Holdings, Ltd.	151,121	154,273
Security Description	Shares	Value
Momentum Metropolitan Holdings	104,070	$ 96,708
Mr. Price Group, Ltd.	28,132	221,522
MTN Group, Ltd. (b)	184,413	621,327
MultiChoice Group, Ltd.	49,126	284,965
Naspers, Ltd. Class N	46,572	8,260,245
Nedbank Group, Ltd.	42,684	256,494
Northam Platinum, Ltd. (a)	40,047	408,751
Old Mutual, Ltd.	509,299	315,242
Pepkor Holdings, Ltd. (c)	92,946	62,075
Rand Merchant Investment Holdings, Ltd.	93,926	163,469
Remgro, Ltd.	60,706	340,712
Sanlam, Ltd.	190,855	590,741
Sasol, Ltd. (a)	60,096	464,008
Shoprite Holdings, Ltd. (b)	53,170	435,592
Sibanye Stillwater, Ltd.	243,958	679,918
SPAR Group, Ltd.	20,580	233,993
Standard Bank Group, Ltd.	137,112	884,333
Tiger Brands, Ltd.	19,448	222,428
Vodacom Group, Ltd.	68,617	505,300
Woolworths Holdings, Ltd.	106,029	223,324
		22,679,213
SOUTH KOREA — 11.9%
Alteogen, Inc. (a)	1,907	292,615
Amorepacific Corp.	3,429	478,039
Amorepacific Corp. Preference Shares	1,181	58,148
AMOREPACIFIC Group	3,081	128,387
BGF retail Co., Ltd.	940	99,413
BNK Financial Group, Inc.	34,469	149,139
Celltrion Healthcare Co., Ltd. (a)	7,394	554,640
Celltrion Pharm, Inc. (a)	1,685	162,793
Celltrion, Inc. (a)	10,071	2,215,258
Cheil Worldwide, Inc.	8,082	144,772
CJ CheilJedang Corp.	889	300,070
CJ Corp.	1,500	104,158
CJ ENM Co., Ltd.	1,050	127,699
CJ Logistics Corp. (a)	1,140	172,854
Coway Co., Ltd.	5,160	350,939
Daelim Industrial Co., Ltd.	3,029	200,197
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	89,659
DB Insurance Co., Ltd.	5,288	204,364
Doosan Bobcat, Inc.	6,257	144,435
Douzone Bizon Co., Ltd.	2,048	182,501
E-MART, Inc.	2,264	273,539
Fila Holdings Corp.	5,908	184,625
GS Engineering & Construction Corp.	5,945	122,455
GS Holdings Corp.	5,609	148,504
GS Retail Co., Ltd.	3,214	92,112
Hana Financial Group, Inc.	32,712	785,842
Hankook Tire & Technology Co., Ltd.	7,658	206,359

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hanmi Pharm Co., Ltd.	656	$ 153,364
Hanon Systems	19,447	205,353
Hanwha Corp.	5,038	108,324
Hanwha Solutions Corp.	10,911	357,908
HLB, Inc. (a)(b)	4,698	414,143
Hotel Shilla Co., Ltd.	3,434	222,401
Hyundai Construction Equipment Co., Ltd. (a)	4	90
Hyundai Engineering & Construction Co., Ltd.	8,592	223,034
Hyundai Glovis Co., Ltd.	2,034	250,092
Hyundai Heavy Industries Holdings Co., Ltd.	1,077	200,236
Hyundai Marine & Fire Insurance Co., Ltd.	6,687	127,924
Hyundai Mobis Co., Ltd.	7,185	1,409,581
Hyundai Motor Co.	15,944	2,428,592
Hyundai Motor Co. Preference Shares (f)	3,991	301,212
Hyundai Motor Co. Preference Shares (f)	2,436	175,868
Hyundai Steel Co.	9,783	205,596
Industrial Bank of Korea	28,223	192,794
Kakao Corp.	6,034	1,876,294
Kangwon Land, Inc.	11,462	210,728
KB Financial Group, Inc.	41,957	1,351,015
Kia Motors Corp.	28,716	1,151,567
KMW Co., Ltd. (a)	2,751	183,866
Korea Aerospace Industries, Ltd.	7,275	141,092
Korea Electric Power Corp. (a)	26,904	468,777
Korea Gas Corp.	3,203	67,244
Korea Investment Holdings Co., Ltd.	4,276	264,275
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,025	283,869
Korea Zinc Co., Ltd.	949	306,283
Korean Air Lines Co., Ltd. (a)	9,732	156,438
KT&G Corp.	12,345	871,828
Kumho Petrochemical Co., Ltd.	1,868	175,243
LG Chem, Ltd.	4,896	2,732,800
LG Chem, Ltd. Preference Shares	803	219,284
LG Corp.	10,315	654,939
LG Display Co., Ltd. (a)	25,280	331,170
LG Electronics, Inc.	11,562	905,685
LG Household & Health Care, Ltd.	1,012	1,248,864
LG Household & Health Care, Ltd. Preference Shares	207	125,074
LG Innotek Co., Ltd.	1,532	202,174
LG Uplus Corp.	24,599	241,677
Lotte Chemical Corp.	1,912	320,535
Lotte Corp.	3,364	81,972
Lotte Shopping Co., Ltd.	1,454	97,483
Meritz Securities Co., Ltd.	25,081	69,506
Mirae Asset Daewoo Co., Ltd.	31,312	226,552
Security Description	Shares	Value
NAVER Corp.	13,151	$ 3,341,947
NCSoft Corp.	1,778	1,225,279
Netmarble Corp. (a)(c)	2,279	322,427
NH Investment & Securities Co., Ltd.	11,641	90,907
Orion Corp/Republic of Korea	2,607	292,118
Ottogi Corp.	142	69,056
Pan Ocean Co., Ltd. (a)	33,430	97,332
Pearl Abyss Corp. (a)	609	104,875
POSCO	7,867	1,317,043
POSCO Chemtech Co., Ltd.	2,220	158,722
Posco International Corp.	5,887	67,224
S-1 Corp.	2,014	151,018
Samsung Biologics Co., Ltd. (a)(c)	1,785	1,052,324
Samsung C&T Corp.	8,891	797,909
Samsung Card Co., Ltd.	3,365	81,244
Samsung Electro-Mechanics Co., Ltd.	6,097	722,551
Samsung Electronics Co., Ltd. Preference Shares	87,835	3,780,505
Samsung Electronics Co., Ltd.	511,086	25,372,418
Samsung Engineering Co., Ltd. (a)	16,760	150,580
Samsung Fire & Marine Insurance Co., Ltd.	3,346	521,254
Samsung Heavy Industries Co., Ltd. (a)	53,830	244,694
Samsung Life Insurance Co., Ltd.	7,304	381,185
Samsung SDI Co., Ltd.	5,862	2,165,530
Samsung SDS Co., Ltd.	3,785	547,944
Samsung Securities Co., Ltd.	7,444	194,526
Seegene, Inc.	1,945	433,072
Shin Poong Pharmaceutical Co., Ltd. (a)	3,036	327,119
Shinhan Financial Group Co., Ltd.	48,652	1,141,404
Shinsegae, Inc.	883	159,768
SK Holdings Co., Ltd.	3,834	647,348
SK Hynix, Inc.	58,290	4,178,385
SK Innovation Co., Ltd.	6,028	714,414
SK Telecom Co., Ltd.	4,255	864,962
S-Oil Corp.	5,019	220,428
Woori Financial Group, Inc.	61,007	446,088
Yuhan Corp.	4,822	264,826
		82,564,688
TAIWAN — 12.5%
Accton Technology Corp.	53,000	410,044
Acer, Inc.	305,000	262,801
Advantech Co., Ltd.	43,002	435,151
ASE Technology Holding Co., Ltd.	354,307	729,475
Asia Cement Corp.	227,000	327,075
ASMedia Technology, Inc.	3,000	152,107
Asustek Computer, Inc.	77,000	677,463

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
AU Optronics Corp. (a)	951,000	$ 370,390
Catcher Technology Co., Ltd.	75,000	473,887
Cathay Financial Holding Co., Ltd.	838,087	1,121,975
Chailease Holding Co., Ltd.	134,998	618,394
Chang Hwa Commercial Bank, Ltd.	561,221	337,790
Cheng Shin Rubber Industry Co., Ltd.	182,000	232,935
Chicony Electronics Co., Ltd.	59,788	174,542
China Development Financial Holding Corp.	1,326,000	392,214
China Life Insurance Co., Ltd.	291,386	201,141
China Steel Corp.	1,248,000	883,900
Chunghwa Telecom Co., Ltd.	404,000	1,493,069
Compal Electronics, Inc.	468,000	309,513
CTBC Financial Holding Co., Ltd.	1,862,040	1,189,660
Delta Electronics, Inc.	210,000	1,378,953
E.Sun Financial Holding Co., Ltd.	1,218,341	1,085,038
Eclat Textile Co., Ltd.	20,550	256,948
Eva Airways Corp.	265,619	98,219
Evergreen Marine Corp. Taiwan, Ltd. (a)	279,252	153,954
Far Eastern New Century Corp.	317,000	278,489
Far EasTone Telecommunications Co., Ltd.	166,000	350,605
Feng TAY Enterprise Co., Ltd.	41,361	249,685
First Financial Holding Co., Ltd.	1,120,579	799,676
Formosa Chemicals & Fibre Corp.	372,000	875,962
Formosa Petrochemical Corp.	124,000	344,100
Formosa Plastics Corp.	405,000	1,106,505
Formosa Taffeta Co., Ltd.	98,000	106,331
Foxconn Technology Co., Ltd.	106,830	190,979
Fubon Financial Holding Co., Ltd.	717,000	1,043,317
Giant Manufacturing Co., Ltd.	32,000	303,211
Globalwafers Co., Ltd.	25,000	334,507
Highwealth Construction Corp.	80,300	119,952
Hiwin Technologies Corp.	25,941	257,774
Hon Hai Precision Industry Co., Ltd.	1,331,800	3,580,558
Hotai Motor Co., Ltd.	32,000	716,277
Hua Nan Financial Holdings Co., Ltd.	908,229	556,809
Innolux Corp.	948,000	309,455
Inventec Corp.	291,000	226,686
Largan Precision Co., Ltd.	11,000	1,288,204
Lite-On Technology Corp.	219,958	352,307
MediaTek, Inc.	161,000	3,411,422
Mega Financial Holding Co., Ltd.	1,154,000	1,113,793
Security Description	Shares	Value
Micro-Star International Co., Ltd.	75,000	$ 346,243
Nan Ya Plastics Corp.	547,000	1,130,704
Nanya Technology Corp.	136,000	273,336
Nien Made Enterprise Co., Ltd.	17,000	203,151
Novatek Microelectronics Corp.	63,000	581,128
Pegatron Corp.	205,000	455,184
Phison Electronics Corp.	16,000	147,558
Pou Chen Corp.	242,000	219,804
Powertech Technology, Inc.	80,000	240,580
President Chain Store Corp.	62,000	564,331
Quanta Computer, Inc.	309,000	811,418
Realtek Semiconductor Corp.	52,000	666,553
Ruentex Development Co., Ltd.	95,760	129,360
Shanghai Commercial & Savings Bank, Ltd.	352,736	476,065
Shin Kong Financial Holding Co., Ltd.	1,148,084	320,829
SinoPac Financial Holdings Co., Ltd.	1,099,457	414,564
Standard Foods Corp.	48,512	102,339
Synnex Technology International Corp.	154,700	221,675
Taishin Financial Holding Co., Ltd.	1,027,680	457,236
Taiwan Business Bank	650,535	215,591
Taiwan Cement Corp.	532,085	765,536
Taiwan Cooperative Financial Holding Co., Ltd.	1,016,377	688,078
Taiwan High Speed Rail Corp.	228,000	250,084
Taiwan Mobile Co., Ltd.	177,000	591,585
Taiwan Semiconductor Manufacturing Co., Ltd.	2,637,000	39,671,203
Uni-President Enterprises Corp.	512,000	1,108,869
United Microelectronics Corp.	1,212,000	1,195,490
Vanguard International Semiconductor Corp.	98,000	327,845
Walsin Technology Corp.	35,000	188,588
Win Semiconductors Corp.	38,000	378,905
Winbond Electronics Corp.	358,000	174,439
Wistron Corp.	316,101	327,819
Wiwynn Corp.	9,000	204,559
WPG Holdings, Ltd.	174,880	235,819
Yageo Corp.	40,556	498,001
Yuanta Financial Holding Co., Ltd.	1,055,600	653,557
Zhen Ding Technology Holding, Ltd.	59,000	258,972
		87,180,240
TANZANIA, UNITED REPUBLIC OF — 0.2%
AngloGold Ashanti, Ltd.	44,971	1,181,364
THAILAND — 1.7%
Advanced Info Service PCL	129,700	699,920
Airports of Thailand PCL	453,000	807,716

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Asset World Corp. PCL	660,600	$ 72,966
B Grimm Power PCL	85,100	113,467
Bangkok Bank PCL	51,700	157,370
Bangkok Commercial Asset Management PCL	187,300	117,035
Bangkok Dusit Medical Services PCL Class F	1,038,800	635,983
Bangkok Expressway & Metro PCL	829,899	223,925
Berli Jucker PCL	128,600	149,146
BTS Group Holdings PCL	795,184	238,398
Bumrungrad Hospital PCL	42,300	127,150
Central Pattana PCL	233,300	312,907
Central Retail Corp. PCL (a)	193,558	158,817
Charoen Pokphand Foods PCL	435,000	384,379
CP ALL PCL (a)	619,900	1,178,666
Electricity Generating PCL	32,200	190,024
Energy Absolute PCL	157,619	195,236
Global Power Synergy PCL Class F	78,400	142,264
Gulf Energy Development PCL	252,560	243,095
Home Product Center PCL	655,700	297,975
Indorama Ventures PCL	180,400	120,124
Intouch Holdings PCL Class F	234,300	378,947
IRPC PCL	1,451,700	87,961
Kasikornbank PCL	190,100	462,763
Krung Thai Bank PCL	368,300	102,862
Krungthai Card PCL	80,000	87,732
Land & Houses PCL	921,653	197,783
Minor International PCL (a)	300,600	189,728
Muangthai Capital PCL (a)	74,900	116,413
Osotspa PCL	79,900	88,252
PTT Exploration & Production PCL	145,000	361,499
PTT Global Chemical PCL	251,900	312,018
PTT PCL	1,214,100	1,226,073
Ratch Group PCL	85,200	135,110
Siam Cement PCL	82,579	839,146
Siam Commercial Bank PCL	93,600	192,000
Srisawad Corp. PCL	79,900	122,923
Thai Oil PCL	119,300	120,477
Thai Union Group PCL Class F	314,400	138,907
TMB Bank PCL	2,025,518	56,890
Total Access Communication PCL	83,100	84,575
True Corp. PCL	1,233,437	120,668
		11,989,290
TURKEY — 0.4%
Akbank T.A.S. (a)	318,803	210,510
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	68,145
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	201,998
BIM Birlesik Magazalar A/S	47,786	429,492
Eregli Demir ve Celik Fabrikalari TAS	151,859	186,583
Security Description	Shares	Value
Ford Otomotiv Sanayi A/S	8,854	$ 100,558
Haci Omer Sabanci Holding A/S	117,588	126,633
KOC Holding A/S	82,839	157,215
Tupras Turkiye Petrol Rafinerileri A/S (a)	13,756	141,466
Turk Hava Yollari AO (a)	65,005	87,795
Turkcell Iletisim Hizmetleri A/S	122,127	238,621
Turkiye Garanti Bankasi A/S (a)	258,383	236,733
Turkiye Is Bankasi A/S Class C (a)	168,086	116,650
Turkiye Sise ve Cam Fabrikalari A/S	147,597	140,237
Yapi ve Kredi Bankasi A/S (a)	306,504	84,792
		2,527,428
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	290,985	449,074
Aldar Properties PJSC	411,014	226,839
Dubai Islamic Bank PJSC	205,183	241,959
Emaar Malls PJSC (a)	305,084	124,813
Emaar Properties PJSC (a)	385,976	296,423
Emirates NBD Bank PJSC	271,473	792,921
Emirates Telecommunications Group Co. PJSC	189,710	862,206
First Abu Dhabi Bank PJSC	298,058	919,731
		3,913,966
UNITED STATES — 0.1%
JBS SA	116,400	426,862
TOTAL COMMON STOCKS (Cost $520,731,295)		668,592,079

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 10/30/20) Class H (a) (d)	3,446	—
THAILAND — 0.0% (e)
Siam Cement PCL (expiring 9/30/20) (a) (d)	11,639	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 2.3%
CHINA — 0.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	6,493,682
SWITZERLAND — 1.4%
UBS AG (expiring 11/26/20) (a)	3,600	4,495,298
UBS AG (expiring 5/28/27) (a)	4,202	5,277,460
		9,772,758

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	79,518	$ 1,431
Minor International PCL (expiring 7/31/23) (a) (b)	13,663	3,212
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	1,180
		5,823
TOTAL WARRANTS (Cost $14,461,028)		16,272,263
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	10,850,886	10,853,056
State Street Navigator Securities Lending Portfolio II (i) (j)	2,721,179	2,721,179
TOTAL SHORT-TERM INVESTMENTS (Cost $13,574,365)		13,574,235
TOTAL INVESTMENTS — 100.2% (Cost $548,766,688)		698,438,577
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,682,095)
NET ASSETS — 100.0%		$ 696,756,482
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	238	12/18/2020	$12,916,517	$12,953,150	$36,633
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$167,295,854	$501,296,225	$—	$668,592,079
Rights	—	—	0(a)	0
Warrants	5,283,283	10,988,980	—	16,272,263
Short-Term Investments	13,574,235	—	—	13,574,235
TOTAL INVESTMENTS	$186,153,372	$512,285,205	$ 0	$698,438,577
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	36,633	—	—	36,633
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 36,633	$ —	$—	$ 36,633
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$186,190,005	$512,285,205	$—	$698,475,210
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of September 30, 2020

Description	% of Net Assets
Consumer Discretionary	19.3%
Information Technology	17.8
Financials	17.8
Communication Services	12.8
Materials	6.4
TOTAL	74.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,395,448	$13,396,788	$ 111,692,570	$ 114,217,700	$(18,322)	$(280)	10,850,886	$10,853,056	$108,142
State Street Navigator Securities Lending Portfolio II	4,915,751	4,915,751	29,885,811	32,080,383	—	—	2,721,179	2,721,179	34,034
Total		$18,312,539	$141,578,381	$146,298,083	$(18,322)	$(280)		$13,574,235	$142,176
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
September 30, 2020 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.7%
UNITED STATES — 96.7%
State Street International Developed Equity Portfolio, (a) (Cost: $3,043,012,756)		$ 3,299,201,290
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c) (Cost $44,206,762)	44,208,678	$ 44,217,520
TOTAL INVESTMENTS — 98.0% (Cost $3,087,219,518)		3,343,418,810
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		67,417,662
NET ASSETS — 100.0%		$ 3,410,836,472
(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

At September 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 559,385,896	EUR 477,027,157	10/02/2020	$ 242
Bank of Montreal	USD 229,257,102	GBP 177,333,773	10/02/2020	(44)
Bank of Montreal	NOK 171,449,520	USD 19,760,217	10/02/2020	1,436,304
Bank of Montreal	EUR 469,880,657	USD 562,320,279	10/02/2020	11,314,488
Bank of Montreal	EUR 477,027,157	USD 559,742,712	11/03/2020	(12,638)
Bank of Montreal	GBP 177,333,773	USD 229,292,214	11/03/2020	(3,148)
Barclays Capital	SEK 15,239,000	USD 1,767,335	10/02/2020	64,653
Barclays Capital	NOK 11,447,000	USD 1,319,484	10/02/2020	96,070
Barclays Capital	NZD 1,019,000	USD 688,704	10/02/2020	15,145
Citibank N.A.	USD 559,385,896	EUR 477,027,157	10/02/2020	242
Citibank N.A.	USD 229,257,103	GBP 177,333,774	10/02/2020	(44)
Citibank N.A.	GBP 181,774,273	USD 243,435,015	10/02/2020	8,437,280
Citibank N.A.	JPY44,145,716,805	USD 416,450,954	10/02/2020	(1,872,905)
Citibank N.A.	GBP 177,333,774	USD 229,291,328	11/03/2020	(4,034)
Citibank N.A.	EUR 477,027,157	USD 559,744,143	11/03/2020	(11,207)
HSBC Bank USA	USD 433,541,759	JPY45,751,661,805	10/02/2020	—
HSBC Bank USA	NZD 16,098,581	USD 10,880,580	10/02/2020	239,416
HSBC Bank USA	SEK 974,299,531	USD 113,001,530	10/02/2020	4,141,247
HSBC Bank USA	SGD 50,356,299	USD 37,037,066	10/02/2020	148,707
HSBC Bank USA	EUR 469,880,657	USD 562,329,676	10/02/2020	11,323,886
HSBC Bank USA	JPY45,751,661,805	USD 433,692,583	11/04/2020	(5,153)
JP Morgan Chase Bank, N.A.	USD 11,894,199	GBP 8,881,000	10/02/2020	(412,844)
JP Morgan Chase Bank, N.A.	USD 542,080	SGD 737,000	10/02/2020	(2,193)
JP Morgan Chase Bank, N.A.	AUD 1,966,000	USD 1,454,142	10/02/2020	45,012
Royal Bank of Canada	ILS 2,464,000	USD 735,252	10/02/2020	14,847
Royal Bank of Canada	HKD 65,929,000	USD 8,504,396	10/05/2020	(2,572)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	GBP 181,774,274	USD 243,435,743	10/02/2020	$ 8,438,007
Standard Chartered Bank	HKD 793,400,035	USD 102,344,485	10/05/2020	(29,713)
Toronto Dominion Bank	USD 433,541,759	JPY45,751,661,805	10/02/2020	—
Toronto Dominion Bank	JPY45,751,661,805	USD 433,689,706	11/04/2020	(8,030)
Westpac Banking Corp.	USD 233,182,464	AUD 325,333,050	10/02/2020	(66)
Westpac Banking Corp.	USD 351,568,513	CHF 323,003,571	10/02/2020	—
Westpac Banking Corp.	USD 82,759,019	DKK 525,333,566	10/02/2020	—
Westpac Banking Corp.	USD 10,817,815	ILS 37,000,174	10/02/2020	—
Westpac Banking Corp.	USD 19,547,327	NOK 182,896,520	10/02/2020	—
Westpac Banking Corp.	USD 11,314,721	NZD 17,117,581	10/02/2020	2
Westpac Banking Corp.	USD 110,562,964	SEK 989,538,531	10/02/2020	—
Westpac Banking Corp.	USD 36,348,472	SGD 49,619,299	10/02/2020	—
Westpac Banking Corp.	CHF 323,003,571	USD 359,035,673	10/02/2020	7,467,160
Westpac Banking Corp.	JPY44,145,716,805	USD 416,459,990	10/02/2020	(1,863,869)
Westpac Banking Corp.	ILS 34,536,174	USD 10,306,383	10/02/2020	208,972
Westpac Banking Corp.	AUD 323,367,050	USD 239,167,121	10/02/2020	7,393,853
Westpac Banking Corp.	DKK 525,333,566	USD 84,438,749	10/02/2020	1,679,730
Westpac Banking Corp.	EUR 14,293,000	USD 17,105,577	10/02/2020	344,883
Westpac Banking Corp.	JPY 3,211,890,000	USD 30,299,420	10/02/2020	(136,380)
Westpac Banking Corp.	USD 110,882,167	HKD 859,329,035	10/05/2020	(1,001)
Westpac Banking Corp.	USD 2,276,509	AUD 3,176,000	11/03/2020	52
Westpac Banking Corp.	USD 8,174,294	EUR 6,966,000	11/03/2020	(219)
Westpac Banking Corp.	USD 4,347,688	HKD 33,697,000	11/03/2020	(223)
Westpac Banking Corp.	USD 961,247	ILS 3,286,000	11/03/2020	(171)
Westpac Banking Corp.	USD 584,979	NZD 885,000	11/03/2020	5
Westpac Banking Corp.	DKK 26,051,000	USD 4,106,222	11/03/2020	134
Westpac Banking Corp.	GBP 5,294,000	USD 6,844,988	11/03/2020	(237)
Westpac Banking Corp.	CHF 9,259,000	USD 10,086,353	11/03/2020	(421)
Westpac Banking Corp.	SEK 36,919,000	USD 4,126,000	11/03/2020	(399)
Westpac Banking Corp.	NOK 182,896,520	USD 19,547,745	11/03/2020	(265)
Westpac Banking Corp.	SEK 989,538,531	USD 110,597,194	11/03/2020	(2,526)
Westpac Banking Corp.	CHF 323,003,571	USD 351,874,907	11/03/2020	(5,878)
Westpac Banking Corp.	DKK 525,333,566	USD 82,798,542	11/03/2020	(3,115)
Westpac Banking Corp.	AUD 325,333,050	USD 233,195,477	11/03/2020	(3,730)
Westpac Banking Corp.	ILS 37,000,174	USD 10,820,843	11/03/2020	(812)
Westpac Banking Corp.	HKD 859,329,035	USD 110,865,788	11/03/2020	(1,734)
Westpac Banking Corp.	NZD 17,117,581	USD 11,314,464	11/03/2020	(242)
Westpac Banking Corp.	SGD 49,619,299	USD 36,349,324	11/03/2020	(266)
Westpac Banking Corp.	JPY 4,797,108,000	USD 45,472,115	11/04/2020	(1,532)
Total				$58,422,726
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	1,275	12/18/2020	$119,569,510	$118,141,500	$(1,428,010)
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,299,201,290	$ —	$—	$3,299,201,290
Short-Term Investment	44,217,520	—	—	44,217,520
TOTAL INVESTMENTS	$3,343,418,810	$ —	$—	$3,343,418,810
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	62,810,337	—	62,810,337
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$62,810,337	$—	$ 62,810,337
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,343,418,810	$62,810,337	$—	$3,406,229,147
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(4,387,611)	—	(4,387,611)
Futures Contracts(b)	(1,428,010)	—	—	(1,428,010)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,428,010)	$ (4,387,611)	$—	$ (5,815,621)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	99,822,414	$99,832,396	$408,164,035	$463,717,044	$(72,386)	$10,519	44,208,678	$44,217,520	$(193,571)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 6.7%
Afterpay, Ltd. (a)	49,936	$ 2,945,511
AGL Energy, Ltd.	150,670	1,472,218
AMP, Ltd.	892,260	840,801
Ampol, Ltd.	61,250	1,057,829
APA Group Stapled Security	266,666	1,983,693
Aristocrat Leisure, Ltd.	133,538	2,914,302
ASX, Ltd.	47,308	2,767,822
Aurizon Holdings, Ltd.	422,789	1,301,563
AusNet Services	373,788	504,941
Australia & New Zealand Banking Group, Ltd.	664,379	8,294,574
BHP Group PLC	506,121	10,818,162
BHP Group, Ltd.	694,122	17,944,184
BlueScope Steel, Ltd.	128,543	1,185,197
Brambles, Ltd.	372,135	2,827,607
CIMIC Group, Ltd. (a)	24,790	332,288
Coca-Cola Amatil, Ltd.	124,122	850,195
Cochlear, Ltd.	15,192	2,171,973
Coles Group, Ltd.	322,569	3,932,524
Commonwealth Bank of Australia	417,324	19,217,094
Computershare, Ltd.	127,081	1,125,033
Crown Resorts, Ltd.	91,949	584,508
CSL, Ltd.	107,066	22,131,702
Dexus REIT	242,238	1,552,596
Evolution Mining, Ltd.	377,056	1,576,226
Fortescue Metals Group, Ltd.	393,589	4,627,122
Goodman Group REIT	382,053	4,950,054
GPT Group REIT	481,330	1,355,021
Insurance Australia Group, Ltd.	579,092	1,833,766
LendLease Corp., Ltd. Stapled Security	151,641	1,212,224
Macquarie Group, Ltd.	78,663	6,823,603
Magellan Financial Group, Ltd.	32,572	1,344,336
Medibank Pvt, Ltd.	647,264	1,168,737
Mirvac Group REIT	962,862	1,510,433
National Australia Bank, Ltd.	765,036	9,835,230
Newcrest Mining, Ltd.	187,132	4,246,349
Northern Star Resources, Ltd.	173,353	1,718,961
Oil Search, Ltd.	449,817	860,980
Orica, Ltd.	92,163	1,026,842
Origin Energy, Ltd.	392,018	1,214,893
Qantas Airways, Ltd. (a)	178,931	525,106
QBE Insurance Group, Ltd.	346,775	2,158,457
Ramsay Health Care, Ltd.	42,271	2,016,835
REA Group, Ltd.	11,311	901,309
Rio Tinto, Ltd.	88,397	6,041,850
Santos, Ltd.	444,145	1,571,496
Scentre Group REIT	1,199,790	1,911,577
SEEK, Ltd.	76,262	1,177,272
Sonic Healthcare, Ltd.	111,593	2,651,870
Security Description	Shares	Value
South32, Ltd.	1,150,049	$ 1,707,927
Stockland REIT	553,225	1,512,368
Suncorp Group, Ltd.	284,230	1,736,298
Sydney Airport Stapled Security	302,380	1,284,944
Tabcorp Holdings, Ltd.	566,977	1,366,300
Telstra Corp., Ltd.	964,855	1,933,229
TPG TELECOM, Ltd. (a)	98,984	522,699
Transurban Group Stapled Security	651,421	6,656,234
Treasury Wine Estates, Ltd.	180,891	1,163,082
Vicinity Centres REIT	761,248	760,716
Washington H Soul Pattinson & Co., Ltd.	28,102	477,680
Wesfarmers, Ltd.	271,125	8,672,353
Westpac Banking Corp.	847,671	10,314,279
WiseTech Global, Ltd.	35,073	657,366
Woodside Petroleum, Ltd.	236,363	3,002,029
Woolworths Group, Ltd.	295,649	7,736,223
		222,520,593
AUSTRIA — 0.2%
ANDRITZ AG	17,424	537,896
Erste Group Bank AG	65,346	1,368,605
OMV AG (a)	34,411	941,683
Raiffeisen Bank International AG (a)	34,387	526,417
Verbund AG	15,343	838,059
Voestalpine AG	26,238	691,643
		4,904,303
BELGIUM — 0.9%
Ageas SA/NV	43,311	1,772,550
Anheuser-Busch InBev SA	178,243	9,598,321
Colruyt SA	12,414	805,764
Elia Group SA	6,832	683,102
Galapagos NV (a)	9,816	1,391,851
Groupe Bruxelles Lambert SA	28,629	2,581,399
KBC Group NV	60,411	3,029,891
Proximus SADP	40,640	741,523
Sofina SA	3,463	945,583
Solvay SA	17,518	1,507,375
Telenet Group Holding NV	13,788	535,262
UCB SA	30,145	3,424,264
Umicore SA	46,251	1,924,117
		28,941,002
CHILE — 0.0% (b)
Antofagasta PLC	94,425	1,248,514
CHINA — 0.6%
BeiGene, Ltd. ADR (a)	9,200	2,635,248
BOC Hong Kong Holdings, Ltd.	842,500	2,233,469
Budweiser Brewing Co. APAC, Ltd. (c)	393,700	1,151,516
Microport Scientific Corp.	149,000	595,826

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Prosus NV (a)	114,634	$ 10,582,830
Wilmar International, Ltd.	440,800	1,431,157
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	420,744
		19,050,790
DENMARK — 2.5%
Ambu A/S Class B (d)	37,433	1,054,447
AP Moller - Maersk A/S Class A	700	1,024,999
AP Moller - Maersk A/S Class B	1,482	2,343,658
Carlsberg AS Class B	25,079	3,379,840
Chr. Hansen Holding A/S	24,085	2,674,484
Coloplast A/S Class B	27,539	4,366,106
Danske Bank A/S (a)	167,123	2,261,288
Demant A/S (a)	23,412	734,475
DSV Panalpina A/S	48,377	7,849,561
Genmab A/S (a)	15,390	5,587,007
GN Store Nord A/S	29,936	2,256,044
H Lundbeck A/S	14,575	480,209
Novo Nordisk A/S Class B	406,358	28,163,879
Novozymes A/S Class B	49,748	3,127,838
Orsted A/S (c)	44,843	6,184,170
Pandora A/S	22,173	1,600,052
Tryg A/S	27,107	853,684
Vestas Wind Systems A/S	45,980	7,433,182
		81,374,923
FINLAND — 1.2%
Elisa Oyj	34,231	2,012,824
Fortum Oyj	102,132	2,065,274
Kone Oyj Class B	79,153	6,951,095
Neste Oyj	102,824	5,415,607
Nokia Oyj (a)	1,341,426	5,251,048
Nordea Bank Abp (a)	767,488	5,835,746
Orion Oyj Class B	23,073	1,045,539
Sampo Oyj Class A	113,280	4,486,979
Stora Enso Oyj Class R	132,563	2,075,240
UPM-Kymmene Oyj	130,683	3,978,266
Wartsila OYJ Abp	95,439	749,622
		39,867,240
FRANCE — 10.2%
Accor SA (a)	42,276	1,183,509
Adevinta ASA (a)	62,237	1,066,262
Aeroports de Paris	7,865	780,380
Air Liquide SA	111,526	17,680,974
Airbus SE (a)	139,951	10,151,765
Alstom SA (a)	44,396	2,218,092
Amundi SA (a)(c)	13,764	970,317
Arkema SA	16,060	1,703,040
Atos SE (a)	23,181	1,863,053
AXA SA	462,853	8,567,932
BioMerieux	10,343	1,619,269
BNP Paribas SA (a)	267,956	9,694,840
Bollore SA	188,302	701,507
Security Description	Shares	Value
Bouygues SA	51,459	$ 1,778,539
Bureau Veritas SA (a)	73,174	1,649,721
Capgemini SE	37,405	4,799,709
Carrefour SA	137,124	2,191,491
Cie de Saint-Gobain (a)	120,071	5,030,292
Cie Generale des Etablissements Michelin SCA	39,317	4,221,304
CNP Assurances (a)	47,490	595,685
Covivio REIT	11,839	831,464
Credit Agricole SA (a)	263,491	2,299,323
Danone SA	144,764	9,378,691
Dassault Aviation SA (a)	605	510,436
Dassault Systemes SE	30,754	5,739,127
Edenred	58,332	2,619,333
Eiffage SA (a)	20,205	1,649,307
Electricite de France SA	144,832	1,530,188
Engie SA (a)	434,004	5,800,809
EssilorLuxottica SA (a)	68,033	9,263,348
Eurazeo SE (a)	7,897	427,617
Faurecia SE (a)	19,469	839,343
Gecina SA REIT	10,119	1,334,172
Getlink SE (a)	97,753	1,324,417
Hermes International	7,541	6,495,817
ICADE REIT	6,092	341,396
Iliad SA	3,166	580,852
Ingenico Group SA (a)	13,929	2,158,425
Ipsen SA	9,549	998,365
JCDecaux SA (a)	19,153	331,177
Kering SA	18,040	11,968,744
Klepierre SA REIT (d)	44,201	618,831
La Francaise des Jeux SAEM (c)	18,485	678,265
Legrand SA	62,948	5,014,622
L'Oreal SA	59,309	19,304,159
LVMH Moet Hennessy Louis Vuitton SE	65,579	30,689,695
Natixis SA (a)	221,885	498,725
Orange SA	474,218	4,940,089
Orpea (a)	12,027	1,366,703
Pernod Ricard SA	50,765	8,095,148
Peugeot SA (a)	133,613	2,423,412
Publicis Groupe SA	53,250	1,716,538
Remy Cointreau SA	5,928	1,082,234
Renault SA (a)	47,770	1,239,407
Safran SA (a)	76,535	7,531,343
Sanofi	266,804	26,741,490
Sartorius Stedim Biotech	6,273	2,165,576
Schneider Electric SE	130,158	16,181,264
SCOR SE (a)	41,578	1,157,810
SEB SA	4,983	810,729
Societe Generale SA (a)	189,880	2,520,882
Sodexo SA	20,638	1,471,406
Suez SA	89,128	1,647,103
Teleperformance	13,838	4,267,011
Thales SA	26,547	1,989,977

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TOTAL SE	582,933	$ 20,022,835
Ubisoft Entertainment SA (a)	21,991	1,982,344
Unibail-Rodamco-Westfield (d)	8,898	15,804
Unibail-Rodamco-Westfield REIT (d)	33,313	1,228,787
Valeo SA	53,270	1,636,105
Veolia Environnement SA	131,507	2,837,890
Vinci SA	121,022	10,113,908
Vivendi SA	196,687	5,494,184
Wendel SE	7,128	646,702
Worldline SA (a)(c)	33,270	2,724,719
		335,745,729
GERMANY — 9.3%
Adidas AG (a)	44,768	14,459,942
Allianz SE	98,355	18,880,473
Aroundtown SA (a)	270,512	1,358,162
BASF SE	215,921	13,150,984
Bayer AG	231,235	14,268,183
Bayerische Motoren Werke AG	76,967	5,586,998
Bayerische Motoren Werke AG Preference Shares	12,415	678,625
Beiersdorf AG	24,701	2,804,967
Brenntag AG	35,766	2,274,457
Carl Zeiss Meditec AG	10,275	1,297,960
Commerzbank AG (a)	228,232	1,122,578
Continental AG	25,118	2,722,461
Covestro AG (c)	43,724	2,168,646
Daimler AG	204,789	11,049,247
Delivery Hero SE (a)(c)	30,772	3,531,361
Deutsche Bank AG (a)	472,044	3,979,732
Deutsche Boerse AG	44,472	7,798,174
Deutsche Lufthansa AG (a)(d)	64,206	556,232
Deutsche Post AG	236,744	10,744,230
Deutsche Telekom AG	783,893	13,054,075
Deutsche Wohnen SE	82,769	4,137,441
E.ON SE	534,462	5,892,067
Evonik Industries AG	48,315	1,250,071
Fraport AG Frankfurt Airport Services Worldwide (a)	10,591	417,056
Fresenius Medical Care AG & Co. KGaA	51,915	4,389,473
Fresenius SE & Co. KGaA	96,883	4,406,439
Fuchs Petrolub SE Preference Shares	15,262	776,140
GEA Group AG	34,919	1,223,708
Hannover Rueck SE	14,012	2,169,580
HeidelbergCement AG	37,100	2,267,415
Henkel AG & Co. KGaA Preference Shares	41,235	4,313,360
Henkel AG & Co. KGaA	23,494	2,197,725
HOCHTIEF AG	6,344	492,566
Infineon Technologies AG	292,611	8,248,881
KION Group AG	16,364	1,397,547
Security Description	Shares	Value
Knorr-Bremse AG	17,109	$ 2,015,126
LANXESS AG	20,021	1,145,722
LEG Immobilien AG	16,849	2,402,047
Merck KGaA	30,486	4,445,386
METRO AG	46,138	459,560
MTU Aero Engines AG	12,036	1,995,557
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,837	8,349,161
Nemetschek SE	13,024	952,103
Porsche Automobil Holding SE Preference Shares (a)	38,236	2,275,125
Puma SE (a)	19,299	1,735,182
RWE AG	140,760	5,272,273
SAP SE	246,729	38,426,747
Sartorius AG Preference Shares	8,673	3,555,447
Scout24 AG (c)	25,456	2,220,830
Siemens AG	180,486	22,797,293
Siemens Energy AG (a)	90,243	2,433,941
Siemens Healthineers AG (c)	63,385	2,845,741
Symrise AG	31,071	4,292,338
TeamViewer AG (a)(c)	30,298	1,494,548
Telefonica Deutschland Holding AG	255,715	653,654
Thyssenkrupp AG (a)	100,059	503,555
Uniper SE	49,780	1,607,129
United Internet AG	23,175	886,429
Volkswagen AG (a)	7,916	1,383,828
Volkswagen AG Preference Shares (a)	44,251	7,121,697
Vonovia SE	123,026	8,435,235
Zalando SE (a)(c)	36,248	3,387,224
		308,159,834
HONG KONG — 2.9%
AIA Group, Ltd.	2,863,600	28,464,636
ASM Pacific Technology, Ltd.	81,800	837,404
Bank of East Asia, Ltd.	350,839	647,676
CK Asset Holdings, Ltd.	605,179	2,973,707
CK Hutchison Holdings, Ltd.	646,000	3,914,625
CK Infrastructure Holdings, Ltd.	153,000	718,004
CLP Holdings, Ltd.	385,000	3,594,865
Dairy Farm International Holdings, Ltd.	77,000	291,028
Hang Lung Properties, Ltd.	474,000	1,208,027
Hang Seng Bank, Ltd.	175,100	2,594,085
Henderson Land Development Co., Ltd.	323,436	1,200,964
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	586,990	606,875
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,243,695
Hong Kong & China Gas Co., Ltd.	2,596,424	3,770,131

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	286,430	$ 13,483,341
Hongkong Land Holdings, Ltd.	254,100	946,683
Jardine Matheson Holdings, Ltd.	49,900	1,983,604
Jardine Strategic Holdings, Ltd.	47,600	943,757
Kerry Properties, Ltd.	146,000	375,491
Link REIT	475,600	3,897,275
Melco Resorts & Entertainment, Ltd. ADR	55,923	931,118
MTR Corp., Ltd.	346,101	1,717,678
New World Development Co., Ltd.	349,269	1,705,041
Pacific Century Premium Developments, Ltd. (a)	115,776	30,530
PCCW, Ltd.	1,072,000	641,298
Power Assets Holdings, Ltd.	316,000	1,665,570
Sino Land Co., Ltd.	803,387	940,536
Sun Hung Kai Properties, Ltd.	316,000	4,072,167
Swire Pacific, Ltd. Class A	113,500	549,511
Swire Properties, Ltd.	280,600	743,478
Techtronic Industries Co., Ltd.	321,500	4,274,594
WH Group, Ltd. (c)	2,352,309	1,918,807
Wharf Real Estate Investment Co., Ltd.	404,000	1,656,030
		94,542,231
IRELAND — 0.8%
AerCap Holdings NV (a)	32,314	813,990
CRH PLC	185,887	6,741,661
Flutter Entertainment PLC (a)	35,184	5,584,948
James Hardie Industries PLC	104,608	2,509,392
Kerry Group PLC Class A	38,812	4,972,107
Kingspan Group PLC (a)	36,730	3,343,231
Smurfit Kappa Group PLC	57,747	2,266,262
		26,231,591
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	478,237
Bank Hapoalim BM	275,519	1,474,410
Bank Leumi Le-Israel BM	360,144	1,587,988
Check Point Software Technologies, Ltd. (a)	28,010	3,370,723
Elbit Systems, Ltd.	6,111	742,964
ICL Group, Ltd.	162,743	575,970
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. Class A	293,896	794,094
Mizrahi Tefahot Bank, Ltd.	33,833	601,071
Nice, Ltd. (a)	14,292	3,245,461
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,497,714
Teva Pharmaceutical Industries, Ltd. (a)	98,441	891,813
Security Description	Shares	Value
Wix.com, Ltd. (a)	12,800	$ 3,262,080
		18,522,526
ITALY — 1.9%
Assicurazioni Generali SpA	255,300	3,598,918
Atlantia SpA (a)	111,267	1,742,879
Davide Campari-Milano NV	128,048	1,397,811
DiaSorin SpA	5,764	1,159,868
Enel SpA	1,926,411	16,716,224
Eni SpA	592,802	4,634,171
Ferrari NV	29,392	5,394,908
FinecoBank Banca Fineco SpA (a)	138,017	1,901,332
Infrastrutture Wireless Italiane SpA (c)	50,302	555,041
Intesa Sanpaolo SpA (a)	3,915,721	7,368,366
Leonardo SpA	97,959	572,242
Mediobanca Banca di Credito Finanziario SpA	135,847	1,064,668
Moncler SpA (a)	45,559	1,864,663
Nexi SpA (a)(c)	87,566	1,755,317
Pirelli & C SpA (a)(c)	116,150	497,757
Poste Italiane SpA (c)	121,311	1,075,217
Prysmian SpA	55,227	1,603,385
Recordati Industria Chimica e Farmaceutica SpA	22,974	1,177,045
Snam SpA	481,433	2,476,322
Telecom Italia SpA (d)(e)	1,773,836	711,081
Telecom Italia SpA (e)	1,218,531	492,094
Terna Rete Elettrica Nazionale SpA	319,983	2,239,239
UniCredit SpA (a)	494,093	4,083,004
		64,081,552
JAPAN — 25.4%
ABC-Mart, Inc.	8,800	457,901
Acom Co., Ltd.	91,400	397,334
Advantest Corp.	49,600	2,411,087
Aeon Co., Ltd.	156,400	4,204,701
Aeon Mall Co., Ltd.	24,100	338,564
AGC, Inc.	45,000	1,321,711
Air Water, Inc.	37,200	502,809
Aisin Seiki Co., Ltd.	37,200	1,189,447
Ajinomoto Co., Inc.	111,700	2,287,885
Alfresa Holdings Corp.	45,600	998,153
Amada Co., Ltd.	65,200	609,554
ANA Holdings, Inc. (a)(d)	28,500	658,814
Aozora Bank, Ltd. (d)	27,800	461,320
Asahi Group Holdings, Ltd.	92,900	3,235,814
Asahi Intecc Co., Ltd.	43,800	1,375,727
Asahi Kasei Corp.	290,100	2,529,165
Astellas Pharma, Inc.	444,000	6,614,452
Bandai Namco Holdings, Inc.	48,900	3,580,697
Bank of Kyoto, Ltd. (d)	12,500	604,005
Benesse Holdings, Inc.	20,100	517,033
Bridgestone Corp.	130,200	4,112,975
Brother Industries, Ltd.	53,900	856,881

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Calbee, Inc.	20,900	$ 687,979
Canon, Inc.	241,900	4,009,817
Casio Computer Co., Ltd. (d)	41,000	663,475
Central Japan Railway Co.	33,500	4,798,920
Chiba Bank, Ltd. (d)	134,000	738,921
Chubu Electric Power Co., Inc.	152,800	1,857,432
Chugai Pharmaceutical Co., Ltd.	156,900	7,036,622
Chugoku Electric Power Co., Inc. (d)	76,500	955,876
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	486,835
Concordia Financial Group, Ltd. (d)	213,800	743,176
Cosmos Pharmaceutical Corp.	2,200	383,159
CyberAgent, Inc.	25,800	1,592,208
Dai Nippon Printing Co., Ltd.	58,500	1,185,047
Daicel Corp.	63,200	455,237
Daifuku Co., Ltd.	24,600	2,481,531
Dai-ichi Life Holdings, Inc.	256,200	3,612,842
Daiichi Sankyo Co., Ltd.	399,600	12,259,263
Daikin Industries, Ltd.	59,400	10,968,827
Daito Trust Construction Co., Ltd.	15,100	1,337,711
Daiwa House Industry Co., Ltd.	137,000	3,511,518
Daiwa House REIT Investment Corp.	452	1,152,648
Daiwa Securities Group, Inc.	327,300	1,375,748
Denso Corp.	103,900	4,551,309
Dentsu Group, Inc.	47,400	1,398,220
Disco Corp.	7,200	1,759,349
East Japan Railway Co.	70,100	4,308,404
Eisai Co., Ltd.	59,700	5,449,180
Electric Power Development Co., Ltd.	35,600	548,764
FamilyMart Co., Ltd. (d)	37,600	846,802
FANUC Corp.	44,900	8,611,694
Fast Retailing Co., Ltd.	13,900	8,729,673
Fuji Electric Co., Ltd.	30,600	969,442
FUJIFILM Holdings Corp.	84,900	4,182,300
Fujitsu, Ltd.	45,800	6,253,231
Fukuoka Financial Group, Inc.	40,900	687,020
GLP J-REIT	834	1,282,809
GMO Payment Gateway, Inc.	9,000	963,509
Hakuhodo DY Holdings, Inc.	55,500	717,248
Hamamatsu Photonics KK	32,300	1,631,327
Hankyu Hanshin Holdings, Inc.	57,700	1,853,861
Hikari Tsushin, Inc.	4,800	1,144,520
Hino Motors, Ltd.	63,000	408,537
Hirose Electric Co., Ltd.	8,010	1,034,298
Hisamitsu Pharmaceutical Co., Inc.	13,200	674,431
Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd. (d)	24,800	$ 898,141
Hitachi Metals, Ltd.	57,400	884,568
Hitachi, Ltd.	226,300	7,657,672
Honda Motor Co., Ltd.	390,200	9,260,476
Hoshizaki Corp.	11,500	917,092
Hoya Corp.	87,900	9,919,232
Hulic Co., Ltd.	65,600	615,155
Idemitsu Kosan Co., Ltd. (d)	48,540	1,035,728
Iida Group Holdings Co., Ltd.	35,900	726,156
Inpex Corp.	226,600	1,215,229
Isetan Mitsukoshi Holdings, Ltd. (d)	80,300	426,041
Isuzu Motors, Ltd.	127,300	1,112,650
Ito En, Ltd.	11,600	826,781
ITOCHU Corp. (d)	315,100	8,063,429
Itochu Techno-Solutions Corp.	22,200	841,648
Japan Airlines Co., Ltd. (a)	28,300	527,519
Japan Airport Terminal Co., Ltd. (d)	12,400	549,011
Japan Exchange Group, Inc.	119,100	3,336,110
Japan Post Bank Co., Ltd.	94,700	738,187
Japan Post Holdings Co., Ltd.	388,200	2,645,526
Japan Post Insurance Co., Ltd.	55,100	867,031
Japan Prime Realty Investment Corp. REIT	191	592,236
Japan Real Estate Investment Corp. REIT	325	1,660,551
Japan Retail Fund Investment Corp. REIT	633	978,660
Japan Tobacco, Inc.	284,500	5,187,158
JFE Holdings, Inc. (a)	130,500	913,169
JGC Holdings Corp.	49,900	517,249
JSR Corp.	53,300	1,266,062
JTEKT Corp.	49,700	389,598
JXTG Holdings, Inc.	701,100	2,499,891
Kajima Corp.	98,500	1,186,018
Kakaku.com, Inc.	33,100	872,107
Kamigumi Co., Ltd.	24,000	472,637
Kansai Electric Power Co., Inc.	159,100	1,541,030
Kansai Paint Co., Ltd.	37,800	938,938
Kao Corp.	115,300	8,650,323
Kawasaki Heavy Industries, Ltd. (a)(d)	33,000	445,527
KDDI Corp.	378,900	9,524,053
Keihan Holdings Co., Ltd.	23,800	987,606
Keikyu Corp. (d)	55,000	846,024
Keio Corp.	22,700	1,404,396
Keisei Electric Railway Co., Ltd.	33,100	934,301
Keyence Corp.	43,000	20,089,219
Kikkoman Corp.	33,200	1,840,595

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	38,900	$ 1,659,087
Kirin Holdings Co., Ltd.	199,800	3,750,451
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,081,544
Kobe Bussan Co., Ltd. (d)	13,300	731,995
Koito Manufacturing Co., Ltd.	27,200	1,387,044
Komatsu, Ltd.	202,700	4,449,166
Konami Holdings Corp. (d)	23,100	998,655
Kose Corp.	8,700	1,064,551
Kubota Corp.	251,300	4,499,825
Kuraray Co., Ltd.	75,800	735,000
Kurita Water Industries, Ltd.	23,800	786,550
Kyocera Corp.	77,100	4,411,759
Kyowa Kirin Co., Ltd.	63,500	1,805,897
Kyushu Electric Power Co., Inc.	101,200	917,634
Kyushu Railway Co.	34,000	726,488
Lasertec Corp.	17,600	1,445,810
Lawson, Inc.	12,000	571,839
LINE Corp. (a)	6,700	340,830
Lion Corp.	53,300	1,093,526
LIXIL Group Corp.	68,900	1,391,769
M3, Inc.	104,600	6,466,176
Makita Corp.	51,600	2,468,018
Marubeni Corp.	403,800	2,291,123
Marui Group Co., Ltd.	48,700	933,942
Maruichi Steel Tube, Ltd.	16,600	415,331
Mazda Motor Corp.	149,000	873,457
McDonald's Holdings Co. Japan, Ltd.	16,000	777,728
Mebuki Financial Group, Inc.	259,300	588,040
Medipal Holdings Corp.	46,300	927,850
MEIJI Holdings Co., Ltd.	28,100	2,145,118
Mercari, Inc. (a)	17,200	794,381
MINEBEA MITSUMI, Inc.	90,300	1,718,995
MISUMI Group, Inc.	67,200	1,882,920
Mitsubishi Chemical Holdings Corp.	322,600	1,861,023
Mitsubishi Corp.	312,200	7,468,013
Mitsubishi Electric Corp.	433,800	5,882,692
Mitsubishi Estate Co., Ltd.	273,800	4,144,860
Mitsubishi Gas Chemical Co., Inc.	35,900	667,453
Mitsubishi Heavy Industries, Ltd.	73,400	1,624,127
Mitsubishi Materials Corp.	28,100	553,419
Mitsubishi Motors Corp. (a)(d)	149,700	330,353
Mitsubishi UFJ Financial Group, Inc.	2,913,200	11,619,056
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	533,538
Mitsui & Co., Ltd.	391,900	6,729,793
Mitsui Chemicals, Inc.	41,300	997,593
Mitsui Fudosan Co., Ltd.	226,200	3,933,833
Miura Co., Ltd.	19,600	960,768
Security Description	Shares	Value
Mizuho Financial Group, Inc. (d)	564,040	$ 7,035,823
MonotaRO Co., Ltd.	28,600	1,419,714
MS&AD Insurance Group Holdings, Inc.	107,300	2,889,225
Murata Manufacturing Co., Ltd.	137,300	8,922,730
Nabtesco Corp.	24,800	899,843
Nagoya Railroad Co., Ltd.	43,100	1,180,827
NEC Corp.	60,400	3,530,846
Nexon Co., Ltd.	112,900	2,814,417
NGK Insulators, Ltd.	65,800	938,943
NGK Spark Plug Co., Ltd.	36,100	629,928
NH Foods, Ltd.	21,000	938,097
Nidec Corp.	104,700	9,812,496
Nihon M&A Center, Inc.	34,700	1,983,943
Nikon Corp. (d)	75,900	511,832
Nintendo Co., Ltd.	26,300	14,894,796
Nippon Building Fund, Inc. REIT	301	1,702,605
Nippon Express Co., Ltd.	15,300	892,252
Nippon Paint Holdings Co., Ltd.	35,200	3,621,477
Nippon Prologis REIT, Inc.	499	1,681,724
Nippon Shinyaku Co., Ltd.	11,200	921,571
Nippon Steel Corp. (a)	181,200	1,709,552
Nippon Telegraph & Telephone Corp.	300,800	6,137,552
Nippon Yusen KK	36,900	639,856
Nissan Chemical Corp.	28,900	1,539,708
Nissan Motor Co., Ltd. (a)	525,100	1,855,923
Nisshin Seifun Group, Inc.	46,800	742,311
Nissin Foods Holdings Co., Ltd.	15,300	1,436,518
Nitori Holdings Co., Ltd.	18,500	3,835,495
Nitto Denko Corp.	36,000	2,343,909
Nomura Holdings, Inc.	759,500	3,468,722
Nomura Real Estate Holdings, Inc.	31,100	591,505
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,337,135
Nomura Research Institute, Ltd.	75,900	2,233,460
NSK, Ltd.	92,100	704,532
NTT Data Corp.	146,500	1,873,651
NTT DOCOMO, Inc.	264,200	9,702,340
Obayashi Corp.	143,500	1,309,246
Obic Co., Ltd.	16,800	2,952,673
Odakyu Electric Railway Co., Ltd.	69,600	1,748,516
Oji Holdings Corp.	182,000	835,788
Olympus Corp.	271,000	5,632,173
Omron Corp.	44,900	3,508,394
Ono Pharmaceutical Co., Ltd.	90,100	2,832,245
Oracle Corp. Japan	9,900	1,068,312
Oriental Land Co., Ltd. (d)	46,600	6,531,399
ORIX Corp.	303,100	3,783,466

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc.	642	$ 987,181
Osaka Gas Co., Ltd.	85,000	1,653,853
Otsuka Corp.	24,100	1,230,784
Otsuka Holdings Co., Ltd.	94,100	3,984,119
Pan Pacific International Holdings Corp.	97,900	2,278,518
Panasonic Corp.	512,000	4,358,569
Park24 Co., Ltd.	22,300	361,832
PeptiDream, Inc. (a)	23,400	1,097,457
Persol Holdings Co., Ltd.	41,200	672,553
Pigeon Corp.	25,300	1,129,740
Pola Orbis Holdings, Inc.	20,800	391,949
Rakuten, Inc.	204,500	2,203,758
Recruit Holdings Co., Ltd.	298,200	11,835,822
Renesas Electronics Corp. (a)	191,400	1,403,942
Resona Holdings, Inc.	468,000	1,593,413
Ricoh Co., Ltd. (d)	145,300	980,203
Rinnai Corp.	7,700	750,605
Rohm Co., Ltd.	20,500	1,583,879
Ryohin Keikaku Co., Ltd.	63,000	1,046,189
Santen Pharmaceutical Co., Ltd.	91,100	1,861,472
SBI Holdings, Inc.	59,200	1,533,037
SCSK Corp.	11,000	615,060
Secom Co., Ltd.	49,400	4,518,078
Sega Sammy Holdings, Inc.	45,300	551,775
Seibu Holdings, Inc.	48,100	517,632
Seiko Epson Corp. (d)	74,900	860,838
Sekisui Chemical Co., Ltd.	81,000	1,294,819
Sekisui House, Ltd.	144,400	2,557,297
Seven & i Holdings Co., Ltd.	179,000	5,558,119
Seven Bank, Ltd. (d)	180,400	436,939
SG Holdings Co., Ltd.	36,900	1,918,860
Sharp Corp.	55,600	691,196
Shimadzu Corp.	50,100	1,523,922
Shimamura Co., Ltd.	5,100	495,127
Shimano, Inc.	18,000	3,550,923
Shimizu Corp.	125,300	942,696
Shin-Etsu Chemical Co., Ltd.	83,000	10,854,212
Shinsei Bank, Ltd.	42,700	526,904
Shionogi & Co., Ltd.	61,000	3,262,965
Shiseido Co., Ltd.	92,900	5,374,663
Shizuoka Bank, Ltd.	103,100	711,585
Showa Denko KK	31,900	585,158
SMC Corp.	13,700	7,637,651
Softbank Corp. (d)	678,100	7,572,647
SoftBank Group Corp.	369,600	22,854,740
Sohgo Security Services Co., Ltd.	15,800	752,187
Sompo Holdings, Inc.	80,600	2,780,851
Sony Corp.	297,400	22,779,300
Square Enix Holdings Co., Ltd.	22,500	1,488,162
Stanley Electric Co., Ltd.	33,600	967,726
Subaru Corp.	143,800	2,789,848
Security Description	Shares	Value
SUMCO Corp.	64,500	$ 909,475
Sumitomo Chemical Co., Ltd.	364,100	1,204,421
Sumitomo Corp. (d)	273,200	3,291,258
Sumitomo Dainippon Pharma Co., Ltd. (d)	37,000	487,263
Sumitomo Electric Industries, Ltd.	173,700	1,954,192
Sumitomo Heavy Industries, Ltd.	26,400	613,840
Sumitomo Metal Mining Co., Ltd.	52,900	1,639,645
Sumitomo Mitsui Financial Group, Inc.	310,400	8,673,689
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,204,095
Sumitomo Realty & Development Co., Ltd.	73,800	2,183,364
Sumitomo Rubber Industries, Ltd.	33,300	309,138
Sundrug Co., Ltd.	16,700	629,118
Suntory Beverage & Food, Ltd.	35,700	1,339,831
Suzuken Co., Ltd.	17,400	663,298
Suzuki Motor Corp.	86,000	3,681,784
Sysmex Corp.	38,500	3,681,485
T&D Holdings, Inc.	119,000	1,172,418
Taiheiyo Cement Corp.	29,800	760,430
Taisei Corp.	44,200	1,495,119
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	533,111
Taiyo Nippon Sanso Corp.	34,900	536,297
Takeda Pharmaceutical Co., Ltd.	370,717	13,242,349
TDK Corp.	30,400	3,317,414
Teijin, Ltd.	40,600	629,253
Terumo Corp.	155,600	6,191,350
THK Co., Ltd.	33,400	840,011
TIS, Inc.	51,100	1,084,694
Tobu Railway Co., Ltd.	41,600	1,284,721
Toho Co., Ltd.	29,700	1,223,739
Toho Gas Co., Ltd. (d)	17,900	885,161
Tohoku Electric Power Co., Inc.	96,500	966,536
Tokio Marine Holdings, Inc.	147,500	6,449,820
Tokyo Century Corp. (d)	9,800	533,828
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,030,403
Tokyo Electron, Ltd.	35,700	9,321,040
Tokyo Gas Co., Ltd.	88,000	2,006,966
Tokyu Corp.	110,800	1,437,115
Tokyu Fudosan Holdings Corp.	158,700	685,116
Toppan Printing Co., Ltd.	59,400	839,097
Toray Industries, Inc.	352,600	1,612,152
Toshiba Corp.	93,000	2,370,929
Tosoh Corp.	54,900	890,807
TOTO, Ltd.	32,800	1,510,469

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Toyo Suisan Kaisha, Ltd.	19,300	$ 1,018,532
Toyoda Gosei Co., Ltd.	16,800	385,508
Toyota Industries Corp.	33,600	2,126,302
Toyota Motor Corp.	500,900	33,224,255
Toyota Tsusho Corp.	47,600	1,337,985
Trend Micro, Inc.	31,700	1,930,566
Tsuruha Holdings, Inc.	8,200	1,161,773
Unicharm Corp.	95,300	4,259,503
United Urban Investment Corp. REIT	802	891,881
USS Co., Ltd.	53,400	954,918
Welcia Holdings Co., Ltd.	21,000	920,354
West Japan Railway Co.	37,200	1,836,856
Yakult Honsha Co., Ltd.	29,300	1,625,884
Yamada Denki Co., Ltd.	160,900	801,903
Yamaha Corp.	31,400	1,505,042
Yamaha Motor Co., Ltd.	63,400	920,677
Yamato Holdings Co., Ltd.	73,600	1,937,608
Yamazaki Baking Co., Ltd. (d)	30,000	522,607
Yaskawa Electric Corp.	55,100	2,154,355
Yokogawa Electric Corp.	54,700	868,185
Yokohama Rubber Co., Ltd.	29,200	415,417
Z Holdings Corp.	632,400	4,221,465
ZOZO, Inc.	22,600	630,256
		839,262,797
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	33,013	1,108,607
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	170,046	2,262,564
Eurofins Scientific SE (a)	3,127	2,477,528
SES SA	94,603	669,845
Tenaris SA	125,773	626,717
		6,036,654
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	502,000	3,393,891
Sands China, Ltd.	553,200	2,144,334
SJM Holdings, Ltd.	457,000	541,761
Wynn Macau, Ltd. (a)	316,800	508,405
		6,588,391
NETHERLANDS — 4.0%
ABN AMRO Bank NV (c)	90,661	758,012
Adyen NV (a)(c)	4,305	7,941,859
Aegon NV	410,480	1,062,631
Akzo Nobel NV	44,770	4,525,697
Altice Europe NV (a)	128,434	611,594
Argenx SE (a)	11,004	2,907,384
ASML Holding NV	100,819	37,246,178
EXOR NV	25,598	1,389,767
Heineken Holding NV	26,739	2,084,075
Heineken NV	60,415	5,379,474
ING Groep NV (a)	913,073	6,517,594
Just Eat Takeaway.com NV (a)(c)	28,831	3,228,086
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	257,822	$ 7,621,983
Koninklijke DSM NV	40,267	6,630,351
Koninklijke KPN NV	826,431	1,939,401
Koninklijke Philips NV (a)	214,996	10,153,658
Koninklijke Vopak NV	17,144	966,194
NN Group NV	65,730	2,464,226
Randstad NV (a)	28,901	1,507,313
Royal Dutch Shell PLC Class A	964,678	12,065,256
Royal Dutch Shell PLC Class B	870,815	10,580,469
Wolters Kluwer NV	64,761	5,525,217
		133,106,419
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(d)	166,643	1,694,597
Auckland International Airport, Ltd.	330,140	1,601,131
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,891,021
Mercury NZ, Ltd.	166,846	564,100
Meridian Energy, Ltd.	305,752	1,004,744
Ryman Healthcare, Ltd.	94,456	886,669
Spark New Zealand, Ltd.	402,356	1,254,428
		9,896,690
NORWAY — 0.5%
DNB ASA	217,000	3,013,542
Equinor ASA	247,660	3,497,851
Gjensidige Forsikring ASA	43,976	889,704
Mowi ASA	111,409	1,976,012
Norsk Hydro ASA (a)	297,037	817,339
Orkla ASA	173,932	1,749,945
Schibsted ASA Class B (a)	24,544	974,783
Telenor ASA	171,266	2,866,402
Yara International ASA	40,982	1,572,072
		17,357,650
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	3,129,661
Galp Energia SGPS SA	133,549	1,238,944
Jeronimo Martins SGPS SA	58,599	942,454
		5,311,059
RUSSIA — 0.0% (b)
Evraz PLC	129,609	578,230
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	721,230	1,725,790
CapitaLand Commercial Trust REIT	661,238	801,752
CapitaLand Mall Trust REIT	610,500	868,863
CapitaLand, Ltd.	615,482	1,230,527
City Developments, Ltd.	96,600	543,787
DBS Group Holdings, Ltd.	417,413	6,136,306
Genting Singapore, Ltd.	1,319,900	651,506

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Jardine Cycle & Carriage, Ltd.	24,833	$ 329,611
Keppel Corp., Ltd.	337,300	1,104,848
Mapletree Commercial Trust REIT	493,800	709,352
Mapletree Logistics Trust REIT	591,200	890,473
Oversea-Chinese Banking Corp., Ltd.	765,641	4,761,144
Singapore Airlines, Ltd.	343,749	879,647
Singapore Exchange, Ltd.	182,300	1,229,507
Singapore Technologies Engineering, Ltd.	346,900	883,980
Singapore Telecommunications, Ltd.	1,965,100	3,075,411
Suntec Real Estate Investment Trust	529,400	567,603
United Overseas Bank, Ltd.	285,590	4,023,013
UOL Group, Ltd.	95,932	471,361
Venture Corp., Ltd.	67,800	962,658
		31,847,139
SOUTH AFRICA — 0.2%
Anglo American PLC	286,444	6,943,265
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	63,769	1,441,723
Aena SME SA (a)(c)	15,827	2,203,946
Amadeus IT Group SA	101,937	5,662,140
Banco Bilbao Vizcaya Argentaria SA	1,604,899	4,455,859
Banco Santander SA (a)	3,956,403	7,380,950
Bankinter SA	160,926	692,897
CaixaBank SA	899,730	1,910,351
Cellnex Telecom SA (c)	75,507	4,584,257
Enagas SA	57,883	1,335,771
Endesa SA	72,976	1,952,296
Ferrovial SA	117,292	2,849,558
Grifols SA (d)	75,632	2,175,180
Iberdrola SA	1,395,623	17,181,084
Industria de Diseno Textil SA	263,564	7,292,584
Mapfre SA	271,207	425,559
Naturgy Energy Group SA	76,473	1,533,902
Red Electrica Corp. SA	102,455	1,921,907
Repsol SA	346,285	2,339,767
Siemens Gamesa Renewable Energy SA	53,578	1,450,181
Telefonica SA	1,148,379	3,934,523
		72,724,435
SWEDEN — 3.1%
Alfa Laval AB (a)	70,550	1,558,374
Assa Abloy AB Class B	236,946	5,543,446
Atlas Copco AB Class A	159,477	7,608,634
Atlas Copco AB Class B	93,230	3,893,395
Boliden AB (a)	62,314	1,850,104
Security Description	Shares	Value
Electrolux AB Class B	48,901	$ 1,140,670
Epiroc AB Class A	154,026	2,232,717
Epiroc AB Class B	96,382	1,338,722
EQT AB	52,938	1,027,910
Essity AB Class B (a)	141,049	4,765,102
Evolution Gaming Group AB (c)	29,920	1,978,200
Hennes & Mauritz AB Class B	191,123	3,294,808
Hexagon AB Class B (a)	65,390	4,942,330
Husqvarna AB Class B	101,271	1,114,321
ICA Gruppen AB (d)	22,934	1,165,850
Industrivarden AB Class C (a)	35,307	939,557
Investment AB Latour Class B	31,349	736,991
Investor AB Class B	108,035	7,061,429
Kinnevik AB Class B	58,818	2,388,886
L E Lundbergforetagen AB Class B (a)	17,802	880,155
Lundin Energy AB	41,757	828,617
Nibe Industrier AB Class B (a)	73,037	1,878,356
Sandvik AB (a)	262,752	5,141,557
Securitas AB Class B (a)	77,801	1,190,113
Skandinaviska Enskilda Banken AB Class A (a)	388,874	3,456,071
Skanska AB Class B (a)	75,803	1,601,901
SKF AB Class B	86,485	1,785,401
Svenska Cellulosa AB SCA Class B (a)	142,690	1,957,478
Svenska Handelsbanken AB Class A (a)	372,218	3,116,296
Swedbank AB Class A (a)	214,992	3,368,030
Swedish Match AB	37,166	3,040,926
Tele2 AB Class B (d)	111,429	1,572,057
Telefonaktiebolaget LM Ericsson Class B	683,852	7,488,446
Telia Co. AB	594,721	2,434,674
Volvo AB Class B (a)	352,498	6,775,862
		101,097,386
SWITZERLAND — 10.5%
ABB, Ltd.	433,301	11,043,754
Adecco Group AG	37,597	1,988,783
Alcon, Inc. (a)	114,777	6,523,651
Baloise Holding AG	10,882	1,606,107
Banque Cantonale Vaudoise	6,212	631,980
Barry Callebaut AG	669	1,493,836
Chocoladefabriken Lindt & Spruengli AG (e)	248	2,098,601
Chocoladefabriken Lindt & Spruengli AG (e)	25	2,233,011
Cie Financiere Richemont SA	124,631	8,389,028
Clariant AG	44,228	874,674
Coca-Cola HBC AG	49,968	1,236,194
Credit Suisse Group AG	566,170	5,666,052
EMS-Chemie Holding AG	1,955	1,760,897

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Geberit AG	8,615	$ 5,109,600
Givaudan SA	2,163	9,362,796
Glencore PLC (a)	2,321,732	4,822,494
Julius Baer Group, Ltd.	51,016	2,172,194
Kuehne + Nagel International AG	12,486	2,430,517
LafargeHolcim, Ltd.	121,914	5,563,359
Logitech International SA	39,146	3,039,923
Lonza Group AG	17,506	10,830,614
Nestle SA	704,065	84,001,927
Novartis AG	523,538	45,569,621
Partners Group Holding AG	4,392	4,049,893
Roche Holding AG	166,123	57,046,318
Schindler Holding AG (e)	9,933	2,718,299
Schindler Holding AG (e)	4,748	1,291,822
SGS SA	1,466	3,938,477
Sika AG	33,156	8,161,892
Sonova Holding AG (a)	12,933	3,285,622
STMicroelectronics NV	147,641	4,528,924
Straumann Holding AG	2,396	2,429,864
Swatch Group AG (e)	6,518	1,523,053
Swatch Group AG (e)	9,953	449,322
Swiss Life Holding AG	7,671	2,909,907
Swiss Prime Site AG	16,915	1,540,060
Swiss Re AG	68,667	5,106,394
Swisscom AG	6,259	3,324,056
Temenos AG	15,104	2,035,127
UBS Group AG	861,559	9,650,213
Vifor Pharma AG	10,512	1,433,469
Zurich Insurance Group AG	35,908	12,553,004
		346,425,329
UNITED KINGDOM — 12.2%
3i Group PLC	226,071	2,908,563
Admiral Group PLC	46,985	1,587,590
Ashtead Group PLC	109,205	3,940,091
Associated British Foods PLC	80,678	1,946,047
AstraZeneca PLC	309,935	33,929,177
Auto Trader Group PLC (c)	245,873	1,788,527
AVEVA Group PLC	15,823	977,790
Aviva PLC	917,469	3,400,836
BAE Systems PLC	769,320	4,786,941
Barclays PLC (a)	4,036,894	5,102,446
Barratt Developments PLC	226,275	1,390,315
Berkeley Group Holdings PLC	31,858	1,739,964
BP PLC	4,771,130	13,824,209
British American Tobacco PLC	540,444	19,423,232
British Land Co. PLC REIT	214,286	935,933
BT Group PLC	2,179,261	2,765,540
Bunzl PLC	78,023	2,523,865
Burberry Group PLC	103,377	2,076,043
CNH Industrial NV (a)	248,353	1,921,176
Coca-Cola European Partners PLC (e)	24,400	946,964
Security Description	Shares	Value
Coca-Cola European Partners PLC (e)	24,266	$ 953,421
Compass Group PLC	415,904	6,259,476
Croda International PLC	29,832	2,410,989
DCC PLC	23,359	1,811,717
Diageo PLC	550,672	18,950,776
Direct Line Insurance Group PLC	313,441	1,095,266
Experian PLC	215,887	8,127,220
Fiat Chrysler Automobiles NV (a)	251,365	3,086,011
GlaxoSmithKline PLC	1,183,333	22,226,650
GVC Holdings PLC (a)	134,435	1,686,892
Halma PLC	91,270	2,762,672
Hargreaves Lansdown PLC	78,544	1,582,953
HSBC Holdings PLC	4,801,164	18,819,050
Imperial Brands PLC	230,689	4,082,511
Informa PLC (a)	358,169	1,739,224
InterContinental Hotels Group PLC (a)	39,391	2,071,576
Intertek Group PLC	38,641	3,158,959
J Sainsbury PLC	440,863	1,087,523
JD Sports Fashion PLC	107,276	1,121,942
Johnson Matthey PLC	49,525	1,507,820
Kingfisher PLC	485,075	1,861,560
Land Securities Group PLC REIT	172,937	1,166,484
Legal & General Group PLC	1,448,124	3,539,352
Lloyds Banking Group PLC (a)	16,720,497	5,687,085
London Stock Exchange Group PLC	75,191	8,642,054
M&G PLC	631,607	1,300,688
Melrose Industries PLC (a)	1,227,736	1,824,012
Mondi PLC	112,066	2,374,090
National Grid PLC	839,777	9,664,116
Natwest Group PLC (a)	1,206,151	1,654,898
Next PLC	31,655	2,431,505
Ocado Group PLC (a)	107,997	3,827,025
Pearson PLC	177,276	1,259,914
Persimmon PLC	73,993	2,362,515
Prudential PLC	622,297	8,945,867
Reckitt Benckiser Group PLC	167,260	16,339,698
RELX PLC (e)	318,236	7,096,762
RELX PLC (e)	144,613	3,219,959
Rentokil Initial PLC (a)	443,456	3,070,922
Rio Tinto PLC	264,116	15,922,677
Rolls-Royce Holdings PLC	446,476	742,713
RSA Insurance Group PLC	251,345	1,470,351
Sage Group PLC	253,546	2,360,722
Schroders PLC	29,656	1,031,900
Segro PLC REIT	264,129	3,180,208
Severn Trent PLC	55,915	1,763,811
Smith & Nephew PLC	212,508	4,170,793
Smiths Group PLC	90,381	1,601,842
Spirax-Sarco Engineering PLC	17,970	2,563,817

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SSE PLC	246,648	$ 3,846,160
St James's Place PLC	124,600	1,501,833
Standard Chartered PLC (a)	638,471	2,943,559
Standard Life Aberdeen PLC	508,523	1,483,732
Taylor Wimpey PLC	844,503	1,183,100
Tesco PLC	2,285,774	6,282,482
Unilever NV	344,822	20,943,704
Unilever PLC	275,105	16,993,300
United Utilities Group PLC	166,522	1,842,958
Vodafone Group PLC	6,275,596	8,333,651
Whitbread PLC (a)	46,813	1,281,486
Wm Morrison Supermarkets PLC	586,128	1,288,955
WPP PLC	277,941	2,187,079
		403,647,236
UNITED STATES — 0.3%
CyberArk Software, Ltd. (a)	9,300	961,806
Ferguson PLC	52,208	5,263,690
QIAGEN NV (a)	52,113	2,707,188
		8,932,684
TOTAL COMMON STOCKS (Cost $2,979,812,381)		3,236,054,799

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	23,538,436	23,543,144
State Street Navigator Securities Lending Portfolio II (h) (i)	19,569,068	19,569,068
TOTAL SHORT-TERM INVESTMENTS (Cost $43,114,225)		43,112,212
TOTAL INVESTMENTS — 99.4% (Cost $3,022,926,606)		3,279,167,011
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		20,046,772
NET ASSETS — 100.0%		$ 3,299,213,783

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2020.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	668	12/18/2020	$63,273,494	$61,896,880	$(1,376,614)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,697,752	$3,207,357,047	$—	$3,236,054,799
Short-Term Investments	43,112,212	—	—	43,112,212
TOTAL INVESTMENTS	$71,809,964	$3,207,357,047	$—	$ 3,279,167,011
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,376,614)	—	—	(1,376,614)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,376,614)	$ —	$—	$ (1,376,614)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	14.9%
Financials	14.8
Health Care	14.1
Consumer Staples	11.7
Consumer Discretionary	11.6
Information Technology	8.5
Materials	7.5
Communication Services	5.4
Utilities	3.9
Real Estate	3.0
Energy	2.7
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$498,708,123	$493,416,107	$3,260	$(2,621)	23,538,436	$23,543,144	$225,509
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	283,160,287	281,953,841	—	—	19,569,068	19,569,068	256,649
Total		$ 36,613,111	$781,868,410	$775,369,948	$3,260	$(2,621)		$ 43,112,212	$482,158
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 18.6%
State Street Equity 500 Index II Portfolio	230,195	$ 73,413,815
State Street Small/Mid Cap Equity Index Portfolio	52,073	13,799,917
		87,213,732
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg Barclays High Yield Bond ETF	315,659	32,913,764
SPDR Portfolio Short Term Corporate Bond ETF (b)	597,939	18,757,346
SPDR Portfolio Short Term Treasury ETF (b)	2,408,803	73,950,252
State Street Aggregate Bond Index Portfolio	866,571	93,494,317
		219,115,679
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	4,059,387	84,151,093
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	532,890	54,008,412
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	591,714	23,372,703
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $429,343,223)		467,861,619
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	431,431	431,431
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	32,718,300	$ 32,718,300
TOTAL SHORT-TERM INVESTMENTS (Cost $33,149,731)		$ 33,149,731
TOTAL INVESTMENTS—106.6% (Cost $462,492,954)		501,011,350
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.6)%		(31,081,203)
NET ASSETS—100.0%		$ 469,930,147
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$467,861,619	$—	$—	$467,861,619
Short-Term Investments	33,149,731	—	—	33,149,731
TOTAL INVESTMENTS	$ 501,011,350	$—	$—	$ 501,011,350
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,011,577	$ 39,447,025	$ 50,053,263	$ 10,471,210	$ 326,911	$ 4,795,104	4,059,387	$ 84,151,093	$ 690,767
SPDR Bloomberg Barclays High Yield Bond ETF	140,001	15,335,709	20,220,178	2,866,538	(179,372)	403,787	315,659	32,913,764	989,519
SPDR Dow Jones Global Real Estate ETF	213,856	11,017,861	16,360,878	1,613,680	(338,680)	(2,053,676)	591,714	23,372,703	450,439
SPDR Portfolio Short Term Corporate Bond ETF	284,632	8,778,051	11,937,598	2,597,254	(6,364)	645,315	597,939	18,757,346	207,414
SPDR Portfolio Short Term Treasury ETF	1,156,208	34,639,992	48,648,393	10,693,367	348,550	1,006,684	2,408,803	73,950,252	302,226
State Street Aggregate Bond Index Portfolio	4,270,245	43,770,015	59,084,637	14,452,981	765,969	4,326,677	866,571	93,494,317	1,302,131
State Street Equity 500 Index II Portfolio	2,433,925	36,776,602	40,913,960	16,572,761	737,445	11,558,569	230,195	73,413,815	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,074,612	22,115,361	37,776,077	10,140,896	(1,476,612)	5,734,482	532,890	54,008,412	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	885,816	885,816	58,883,852	59,338,237	—	—	431,431	431,431	3,819
State Street Navigator Securities Lending Portfolio II	—	—	490,659,943	457,941,643	—	—	32,718,300	32,718,300	57,721
State Street Small/Mid Cap Equity Index Portfolio	544,010	6,925,254	8,241,421	3,970,001	(270,960)	2,874,203	52,073	13,799,917	—
Total		$219,691,686	$842,780,200	$590,658,568	$ (93,113)	$29,291,145		$501,011,350	$4,004,036
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 24.8%
State Street Equity 500 Index II Portfolio	510,599	$ 162,840,426
State Street Small/Mid Cap Equity Index Portfolio	128,028	33,928,601
		196,769,027
DOMESTIC FIXED INCOME — 36.0%
SPDR Bloomberg Barclays High Yield Bond ETF	531,241	55,392,499
SPDR Portfolio Short Term Corporate Bond ETF (b)	420,776	13,199,743
SPDR Portfolio Short Term Treasury ETF	1,668,120	51,211,284
State Street Aggregate Bond Index Portfolio	1,530,014	165,073,209
		284,876,735
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	6,824,987	141,481,980
INTERNATIONAL EQUITY — 15.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,226,956	124,351,982
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	992,669	39,210,425
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $732,449,075)		786,690,149
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	847,383	847,383
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	2,499,600	$ 2,499,600
TOTAL SHORT-TERM INVESTMENTS (Cost $3,346,983)		$ 3,346,983
TOTAL INVESTMENTS—99.8% (Cost $735,796,058)		790,037,132
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		1,911,902
NET ASSETS—100.0%		$ 791,949,034
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$786,690,149	$—	$—	$786,690,149
Short-Term Investments	3,346,983	—	—	3,346,983
TOTAL INVESTMENTS	$790,037,132	$—	$—	$790,037,132
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,242,468	$142,024,798	$ 27,114,318	$ 34,511,875	$ 757,478	$ 6,097,261	6,824,987	$141,481,980	$1,169,177
SPDR Bloomberg Barclays High Yield Bond ETF	504,405	55,252,524	12,295,168	9,517,637	(955,344)	(1,682,212)	531,241	55,392,499	1,876,019
SPDR Dow Jones Global Real Estate ETF	770,441	39,693,119	13,067,923	5,275,279	(1,031,488)	(7,243,850)	992,669	39,210,425	810,612
SPDR Portfolio Short Term Corporate Bond ETF	127,963	3,946,379	9,948,218	1,059,929	16,880	348,195	420,776	13,199,743	122,176
SPDR Portfolio Short Term Treasury ETF	474,514	14,216,439	39,961,221	3,293,534	75,549	251,609	1,668,120	51,211,284	160,653
State Street Aggregate Bond Index Portfolio	19,207,489	196,876,757	39,839,356	79,621,879	3,364,319	4,614,656	1,530,014	165,073,209	2,786,985
State Street Equity 500 Index II Portfolio	11,935,738	180,349,008	23,258,149	47,469,350	4,098,519	2,604,100	510,599	162,840,426	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,138,131	118,732,478	36,412,897	28,854,755	(3,793,824)	1,855,186	1,226,956	124,351,982	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,011,720	2,011,720	122,426,044	123,590,381	—	—	847,383	847,383	6,875
State Street Navigator Securities Lending Portfolio II	4,036,500	4,036,500	612,806,067	614,342,967	—	—	2,499,600	2,499,600	113,029
State Street Small/Mid Cap Equity Index Portfolio	2,766,643	35,219,362	7,940,000	11,755,000	(63,285)	2,587,524	128,028	33,928,601	—
Total		$792,359,084	$945,069,361	$959,292,586	$ 2,468,804	$ 9,432,469		$790,037,132	$7,045,526
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 32.7%
State Street Equity 500 Index II Portfolio	920,884	$ 293,688,206
State Street Small/Mid Cap Equity Index Portfolio	261,541	69,310,966
		362,999,172
DOMESTIC FIXED INCOME — 30.6%
SPDR Bloomberg Barclays High Yield Bond ETF	675,769	70,462,434
SPDR Portfolio Long Term Treasury ETF	996,087	46,557,106
SPDR Portfolio Short Term Corporate Bond ETF	56,031	1,757,692
SPDR Portfolio Short Term Treasury ETF	149,184	4,579,949
State Street Aggregate Bond Index Portfolio	2,004,109	216,223,308
		339,580,489
INFLATION LINKED — 10.8%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	5,751,572	119,230,088
INTERNATIONAL EQUITY — 22.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,443,961	247,695,416
REAL ESTATE — 2.9%
SPDR Dow Jones Global Real Estate ETF (b)	797,274	31,492,323
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,017,051,355)		1,100,997,488
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	1,664,035	1,664,035
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	213,325	$ 213,325
TOTAL SHORT-TERM INVESTMENTS (Cost $1,877,360)		$ 1,877,360
TOTAL INVESTMENTS—99.5% (Cost $1,018,928,715)		1,102,874,848
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		5,911,165
NET ASSETS—100.0%		$ 1,108,786,013
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,100,997,488	$—	$—	$1,100,997,488
Short-Term Investments	1,877,360	—	—	1,877,360
TOTAL INVESTMENTS	$1,102,874,848	$—	$—	$1,102,874,848
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 118,256,343	$ 3,240,677	$ 112,663	$ 4,101,759	5,751,572	$ 119,230,088	$ 826,415
SPDR Bloomberg Barclays High Yield Bond ETF	571,127	62,561,251	21,096,624	10,311,316	(895,122)	(1,989,003)	675,769	70,462,434	2,245,522
SPDR Dow Jones Global Real Estate ETF	508,118	26,178,239	13,177,614	2,264,784	(519,515)	(5,079,231)	797,274	31,492,323	585,965
SPDR Portfolio Long Term Treasury ETF	1,273,299	49,493,132	14,921,581	28,139,441	7,161,400	3,120,434	996,087	46,557,106	545,668
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,854,782	119,954	6,497	16,367	56,031	1,757,692	7,132
SPDR Portfolio Short Term Treasury ETF	—	—	4,784,308	199,929	(291)	(4,139)	149,184	4,579,949	1,899
SPDR Portfolio TIPS ETF	3,656,543	104,394,303	4,829,071	111,995,605	5,222,507	(2,450,276)	—	—	—
State Street Aggregate Bond Index Portfolio	19,295,451	197,778,370	63,487,189	54,228,143	2,367,491	6,818,401	2,004,109	216,223,308	3,304,008
State Street Equity 500 Index II Portfolio	20,206,795	305,324,680	52,074,237	74,907,362	4,508,575	6,688,076	920,884	293,688,206	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,861,867	222,387,502	68,879,046	39,660,928	(5,068,296)	1,158,092	2,443,961	247,695,416	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,868,313	7,868,313	172,161,068	178,365,346	—	—	1,664,035	1,664,035	12,073
State Street Navigator Securities Lending Portfolio II	—	—	397,146,272	396,932,947	—	—	213,325	213,325	100,090
State Street Small/Mid Cap Equity Index Portfolio	5,670,365	72,183,742	12,740,000	18,990,001	15,377	3,361,848	261,541	69,310,966	—
Total		$1,048,169,532	$945,408,135	$919,356,433	$12,911,286	$15,742,328		$1,102,874,848	$7,628,772
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 39.1%
State Street Equity 500 Index II Portfolio	1,181,043	$ 376,658,316
State Street Small/Mid Cap Equity Index Portfolio	381,543	101,112,561
		477,770,877
DOMESTIC FIXED INCOME — 29.7%
SPDR Bloomberg Barclays High Yield Bond ETF	581,955	60,680,448
SPDR Portfolio Long Term Treasury ETF	2,332,125	109,003,523
State Street Aggregate Bond Index Portfolio	1,787,817	192,887,539
		362,571,510
INFLATION LINKED — 1.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	873,411	18,105,810
INTERNATIONAL EQUITY — 28.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,447,475	349,401,633
REAL ESTATE — 0.3%
SPDR Dow Jones Global Real Estate ETF (b)	113,496	4,483,092
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,100,317,781)		1,212,332,922
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	2,924,341	2,924,341
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	516,375	$ 516,375
TOTAL SHORT-TERM INVESTMENTS (Cost $3,440,716)		$ 3,440,716
TOTAL INVESTMENTS—99.5% (Cost $1,103,758,497)		1,215,773,638
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		6,113,385
NET ASSETS—100.0%		$ 1,221,887,023
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,212,332,922	$—	$—	$1,212,332,922
Short-Term Investments	3,440,716	—	—	3,440,716
TOTAL INVESTMENTS	$1,215,773,638	$—	$—	$1,215,773,638
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 19,108,381	$ 1,294,861	$ (3,151)	$ 295,441	873,411	$ 18,105,810	$ 59,041
SPDR Bloomberg Barclays High Yield Bond ETF	404,416	44,299,729	22,420,532	4,826,407	(450,779)	(762,627)	581,955	60,680,448	1,782,119
SPDR Dow Jones Global Real Estate ETF	—	—	4,332,435	—	—	150,657	113,496	4,483,092	34,378
SPDR Portfolio Long Term Treasury ETF	2,691,017	104,599,831	37,427,723	54,785,382	14,042,143	7,719,208	2,332,125	109,003,523	1,179,481
SPDR Portfolio TIPS ETF	1,099,008	31,376,678	1,097,106	33,297,010	1,498,935	(675,709)	—	—	—
State Street Aggregate Bond Index Portfolio	14,212,438	145,677,484	58,323,343	18,571,439	760,493	6,697,658	1,787,817	192,887,539	2,751,968
State Street Equity 500 Index II Portfolio	24,144,263	364,819,813	65,202,138	69,319,402	4,033,418	11,922,349	1,181,043	376,658,316	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,713,912	284,770,304	97,425,430	31,218,272	(2,474,526)	898,697	3,447,475	349,401,633	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,267,668	5,267,668	157,204,633	159,547,960	—	—	2,924,341	2,924,341	13,128
State Street Navigator Securities Lending Portfolio II	212,325	212,325	470,703,300	470,399,250	—	—	516,375	516,375	100,043
State Street Small/Mid Cap Equity Index Portfolio	7,955,106	101,268,501	18,110,000	22,850,000	(349,598)	4,933,658	381,542	101,112,561	—
Total		$1,082,292,333	$951,355,021	$866,109,983	$17,056,935	$31,179,332		$1,215,773,638	$5,920,158
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 43.6%
State Street Equity 500 Index II Portfolio	1,110,827	$ 354,264,795
State Street Small/Mid Cap Equity Index Portfolio	409,571	108,540,296
		462,805,091
DOMESTIC FIXED INCOME — 23.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	239,644	24,987,680
SPDR Portfolio Long Term Treasury ETF	2,196,305	102,655,295
State Street Aggregate Bond Index Portfolio	1,151,282	124,211,862
		251,854,837
INTERNATIONAL EQUITY — 32.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,364,075	340,948,998
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $957,482,601)		1,055,608,926
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	3,304,146	3,304,146
State Street Navigator Securities Lending Portfolio II (e)(f)	3,381,400	3,381,400
TOTAL SHORT-TERM INVESTMENTS (Cost $6,685,546)		$ 6,685,546
TOTAL INVESTMENTS—100.0% (Cost $964,168,147)		1,062,294,472
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(g)		(424,558)
NET ASSETS—100.0%		$ 1,061,869,914

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,055,608,926	$—	$—	$1,055,608,926
Short-Term Investments	6,685,546	—	—	6,685,546
TOTAL INVESTMENTS	$1,062,294,472	$—	$—	$1,062,294,472
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	95,734	$ 10,486,702	$ 17,953,036	$ 3,881,922	$ (188,905)	$ 618,769	239,644	$ 24,987,680	$ 603,718
SPDR Portfolio Long Term Treasury ETF	2,273,624	88,375,765	36,840,421	41,128,719	10,721,875	7,845,953	2,196,305	102,655,295	1,039,769
SPDR Portfolio TIPS ETF	271,623	7,754,837	260,508	8,236,280	302,276	(81,341)	—	—	—
State Street Aggregate Bond Index Portfolio	9,773,612	100,179,518	43,236,279	23,895,692	968,256	3,723,501	1,151,282	124,211,862	1,762,914
State Street Equity 500 Index II Portfolio	21,863,367	330,355,480	64,282,639	54,727,057	1,893,214	12,460,519	1,110,827	354,264,795	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,129,154	267,876,782	95,269,859	20,449,202	(1,780,924)	32,483	3,364,075	340,948,998	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,473,779	7,473,779	142,753,879	146,923,512	—	—	3,304,146	3,304,146	12,117
State Street Navigator Securities Lending Portfolio II	—	—	222,203,528	218,822,128	—	—	3,381,400	3,381,400	43,193
State Street Small/Mid Cap Equity Index Portfolio	8,217,694	104,611,247	20,650,000	21,630,000	(396,938)	5,305,987	409,571	108,540,296	—
Total		$ 917,114,110	$643,450,149	$539,694,512	$ 11,518,854	$29,905,871		$1,062,294,472	$ 3,461,711
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 47.1%
State Street Equity 500 Index II Portfolio	1,024,251	$ 326,654,061
State Street Small/Mid Cap Equity Index Portfolio	435,478	115,405,903
		442,059,964
DOMESTIC FIXED INCOME — 17.3%
SPDR Portfolio Long Term Treasury ETF	1,936,882	90,529,865
State Street Aggregate Bond Index Portfolio	668,761	72,152,597
		162,682,462
INTERNATIONAL EQUITY — 34.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,216,599	326,002,260
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $841,732,967)		930,744,686
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b)(c) (Cost $1,560,595)	1,560,595	1,560,595
TOTAL INVESTMENTS—99.4% (Cost $843,293,562)		932,305,281
OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		6,014,245
NET ASSETS—100.0%		$ 938,319,526

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$930,744,686	$—	$—	$930,744,686
Short-Term Investment	1,560,595	—	—	1,560,595
TOTAL INVESTMENTS	$932,305,281	$—	$—	$932,305,281
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,951,123	$ 75,840,151	$ 36,911,607	$ 38,117,592	$ 9,538,457	$ 6,357,242	1,936,882	$ 90,529,865	$ 902,324
State Street Aggregate Bond Index Portfolio	5,348,069	54,817,705	27,559,899	12,850,001	528,224	2,096,770	668,761	72,152,597	983,089
State Street Equity 500 Index II Portfolio	19,446,130	293,831,019	59,678,419	41,931,079	2,165,472	12,910,230	1,024,251	326,654,061	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,335,005	248,751,155	89,135,520	11,665,680	(60,508)	(158,227)	3,216,599	326,002,260	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,517,621	4,517,621	123,758,947	126,715,973	—	—	1,560,595	1,560,595	10,146
State Street Navigator Securities Lending Portfolio II	—	—	138,551,460	138,551,460	—	—	—	—	7,672
State Street Small/Mid Cap Equity Index Portfolio	8,471,002	107,835,854	21,960,000	20,249,999	(62,521)	5,922,569	435,478	115,405,903	—
Total		$785,593,505	$497,555,852	$390,081,784	$12,109,124	$27,128,584		$932,305,281	$1,903,231
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 50.2%
State Street Equity 500 Index II Portfolio	799,881	$ 255,098,048
State Street Small/Mid Cap Equity Index Portfolio	393,779	104,355,312
		359,453,360
DOMESTIC FIXED INCOME — 12.4%
SPDR Portfolio Long Term Treasury ETF (b)	1,486,576	69,482,562
State Street Aggregate Bond Index Portfolio	182,055	19,641,961
		89,124,523
INTERNATIONAL EQUITY — 37.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,618,131	265,347,600
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $643,984,791)		713,925,483
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	2,241,378	2,241,378
State Street Navigator Securities Lending Portfolio II (e)(f)	188,175	188,175
TOTAL SHORT-TERM INVESTMENTS (Cost $2,429,553)		$ 2,429,553
TOTAL INVESTMENTS—100.0% (Cost $646,414,344)		716,355,036
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(g)		(21,563)
NET ASSETS—100.0%		$ 716,333,473

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$713,925,483	$—	$—	$713,925,483
Short-Term Investments	2,429,553	—	—	2,429,553
TOTAL INVESTMENTS	$716,355,036	$—	$—	$716,355,036
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,472,359	$ 57,230,594	$ 30,301,909	$ 30,104,277	$ 7,881,392	$ 4,172,944	1,486,576	$ 69,482,562	$691,456
State Street Aggregate Bond Index Portfolio	1,151,918	11,807,156	9,335,432	2,110,001	138,598	470,776	182,055	19,641,961	235,432
State Street Equity 500 Index II Portfolio	14,904,611	225,208,677	49,965,590	33,185,011	(30,894)	13,139,686	799,881	255,098,048	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	18,711,759	199,467,354	72,378,373	7,136,828	(1,421,841)	2,060,542	2,618,131	265,347,600	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,825,017	4,825,017	115,808,654	118,392,293	—	—	2,241,378	2,241,378	9,036
State Street Navigator Securities Lending Portfolio II	—	—	126,153,047	125,964,872	—	—	188,175	188,175	8,020
State Street Small/Mid Cap Equity Index Portfolio	7,509,057	95,590,294	21,175,052	18,350,000	(816,209)	6,756,175	393,779	104,355,312	—
Total		$594,129,092	$ 425,118,057	$335,243,282	$ 5,751,046	$26,600,123		$716,355,036	$943,944
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	556,054	$ 177,336,857
State Street Small/Mid Cap Equity Index Portfolio	297,685	78,889,430
		256,226,287
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	1,027,291	48,015,581
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,864,609	188,978,111
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $447,835,320)		493,219,979
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b)(c) (Cost $1,324,638)	1,324,638	1,324,638
TOTAL INVESTMENTS—100.0% (Cost $449,159,958)		494,544,617
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%(d)		8,690
NET ASSETS—100.0%		$ 494,553,307

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$493,219,979	$—	$—	$493,219,979
Short-Term Investment	1,324,638	—	—	1,324,638
TOTAL INVESTMENTS	$494,544,617	$—	$—	$494,544,617
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	955,477	$ 37,139,391	$ 23,515,401	$ 20,571,246	$ 5,313,495	$ 2,618,540	1,027,291	$ 48,015,581	$459,025
State Street Equity 500 Index II Portfolio	9,736,522	147,118,844	41,900,342	19,804,516	(148,871)	8,271,058	556,054	177,336,857	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,427,071	132,472,577	60,579,630	4,441,278	(1,014,762)	1,381,944	1,864,609	188,978,111	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,553,827	3,553,827	84,619,321	86,848,510	—	—	1,324,638	1,324,638	6,742
State Street Navigator Securities Lending Portfolio II	—	—	140,378,089	140,378,089	—	—	—	—	6,751
State Street Small/Mid Cap Equity Index Portfolio	5,154,800	65,620,603	19,154,286	10,399,999	(266,210)	4,780,750	297,685	78,889,430	—
Total		$385,905,242	$370,147,069	$282,443,638	$ 3,883,652	$17,052,292		$494,544,617	$472,518
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	293,044	$ 93,457,695
State Street Small/Mid Cap Equity Index Portfolio	156,655	41,515,183
		134,972,878
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	539,306	25,207,162
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	980,050	99,328,065
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $236,459,213)		259,508,105
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b)(c) (Cost $1,319,779)	1,319,779	1,319,779
TOTAL INVESTMENTS—100.2% (Cost $237,778,992)		260,827,884
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(499,236)
NET ASSETS—100.0%		$ 260,328,648

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$259,508,105	$—	$—	$259,508,105
Short-Term Investment	1,319,779	—	—	1,319,779
TOTAL INVESTMENTS	$260,827,884	$—	$—	$260,827,884
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	490,948	$ 19,083,149	$ 14,252,482	$ 12,247,633	$ 3,111,017	$1,008,147	539,306	$ 25,207,162	$239,177
State Street Equity 500 Index II Portfolio	5,004,160	75,612,850	26,188,114	12,501,033	(330,672)	4,488,436	293,044	93,457,695	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,386,689	68,082,107	33,498,141	2,288,144	(640,233)	676,194	980,050	99,328,065	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,338,809	2,338,809	49,790,303	50,809,333	—	—	1,319,779	1,319,779	4,396
State Street Navigator Securities Lending Portfolio II	—	—	62,797,861	62,797,861	—	—	—	—	4,201
State Street Small/Mid Cap Equity Index Portfolio	2,649,033	33,722,194	12,010,000	6,490,000	(706,625)	2,979,614	156,655	41,515,183	—
Total		$198,839,109	$198,536,901	$147,134,004	$1,433,487	$9,152,391		$260,827,884	$247,774
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	121,345	$ 38,699,348
State Street Small/Mid Cap Equity Index Portfolio	64,833	17,181,386
		55,880,734
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF (b)	223,634	10,452,653
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	406,111	41,159,409
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,915,368)		107,492,796
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	572,096	572,096
State Street Navigator Securities Lending Portfolio II (e)(f)	72,375	72,375
TOTAL SHORT-TERM INVESTMENTS (Cost $644,471)		$ 644,471
TOTAL INVESTMENTS—100.2% (Cost $99,559,839)		108,137,267
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(238,836)
NET ASSETS—100.0%		$ 107,898,431

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$107,492,796	$—	$—	$107,492,796
Short-Term Investments	644,471	—	—	644,471
TOTAL INVESTMENTS	$108,137,267	$—	$—	$108,137,267
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	185,180	$ 7,197,947	$ 8,862,623	$ 7,220,595	$1,508,354	$ 104,324	223,634	$ 10,452,653	$ 95,595
State Street Equity 500 Index II Portfolio	1,886,325	28,502,371	15,205,254	6,596,790	(378,468)	1,966,981	121,345	38,699,348	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,410,723	25,698,310	17,632,633	2,079,701	(614,701)	522,868	406,112	41,159,409	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	628,414	628,414	26,896,182	26,952,500	—	—	572,096	572,096	2,078
State Street Navigator Securities Lending Portfolio II	—	—	73,008,437	72,936,062	—	—	72,375	72,375	4,110
State Street Small/Mid Cap Equity Index Portfolio	997,941	12,703,782	6,953,000	3,335,001	(347,578)	1,207,183	64,833	17,181,386	—
Total		$74,730,824	$148,558,129	$119,120,649	$ 167,607	$3,801,356		$108,137,267	$101,783
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.8% (a)
DOMESTIC EQUITY — 52.4%
State Street Equity 500 Index II Portfolio	1,903	$ 606,925
State Street Small/Mid Cap Equity Index Portfolio	1,018	269,667
		876,592
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	3,501	163,637
INTERNATIONAL EQUITY — 38.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,366	645,206
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,597,975)		1,685,435
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b)(c) (Cost $7,535)	7,535	7,535
TOTAL INVESTMENTS—101.2% (Cost $1,605,510)		1,692,970
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%		(20,483)
NET ASSETS—100.0%		$ 1,672,487

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,685,435	$—	$—	$1,685,435
Short-Term Investment	7,535	—	—	7,535
TOTAL INVESTMENTS	$1,692,970	$—	$—	$1,692,970
Affiliate Table
	Number of Shares Held at 3/30/20*	Value at 3/30/20*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	—	$—	$ 523,377	$ 357,014	$ (1,388)	$ (1,338)	3,501	$ 163,637	$647
State Street Equity 500 Index II Portfolio	—	—	713,482	171,630	28,392	36,681	1,903	606,925	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	749,716	161,161	26,023	30,628	6,366	645,206	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,639,342	1,631,807	—	—	7,535	7,535	14
State Street Small/Mid Cap Equity Index Portfolio	—	—	319,957	93,130	21,351	21,489	1,018	269,667	—
Total		$—	$3,945,874	$2,414,742	$74,378	$87,460		$1,692,970	$661
*	Commencement of operations.
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 93.4%
CHINA — 14.0%
China Construction Bank Corp. Class H	71,000	$ 46,134
CITIC Securities Co., Ltd. Class H	19,000	42,734
Dali Foods Group Co., Ltd. (a)	84,000	51,446
Haitian International Holdings, Ltd.	21,000	48,883
Shanghai Industrial Urban Development Group, Ltd.	5,400	519
Zhuzhou CRRC Times Electric Co., Ltd. Class H	15,500	52,081
		241,797
FRANCE — 13.6%
BNP Paribas SA (b)	1,177	42,585
Dassault Aviation SA (b)	60	50,622
Ipsen SA	542	56,667
Sanofi	467	46,807
Societe Generale SA (b)	2,890	38,368
		235,049
GERMANY — 3.5%
Bayerische Motoren Werke AG	836	60,685
HONG KONG — 4.8%
Shanghai Industrial Holdings, Ltd.	27,000	36,123
WH Group, Ltd. (a)	57,500	46,903
		83,026
HUNGARY — 2.8%
Richter Gedeon Nyrt	2,260	47,752
INDONESIA — 2.6%
Bank Mandiri Persero Tbk PT	134,200	44,880
JAPAN — 18.4%
Komatsu, Ltd.	2,400	52,679
Mitsubishi UFJ Financial Group, Inc.	13,000	51,849
Ono Pharmaceutical Co., Ltd.	1,800	56,582
Sumitomo Mitsui Financial Group, Inc.	1,800	50,299
Tokyo Broadcasting System Holdings, Inc.	3,100	53,530
Zeon Corp.	4,900	51,360
		316,299
NETHERLANDS — 2.3%
Boskalis Westminster (b)	2,031	40,297
SOUTH KOREA — 9.1%
Hyundai Motor Co.	363	55,292
KT&G Corp.	687	48,518
Samsung Electronics Co., Ltd. Preference Shares	1,224	52,682
		156,492
Security Description	Shares	Value
SPAIN — 5.4%
ACS Actividades de Construccion y Servicios SA	1,893	$ 42,798
Banco Bilbao Vizcaya Argentaria SA	17,753	49,290
		92,088
SWITZERLAND — 5.8%
Credit Suisse Group AG	4,965	49,688
LafargeHolcim, Ltd.	1,087	49,610
		99,298
TAIWAN — 2.6%
Catcher Technology Co., Ltd.	7,000	44,229
UNITED KINGDOM — 5.6%
CNH Industrial NV (b)	6,941	53,693
Standard Chartered PLC (b)	9,427	43,462
		97,155
UNITED STATES — 2.9%
Newmont Corp.	795	50,554
TOTAL COMMON STOCKS (Cost $1,634,292)		1,609,601

SHORT-TERM INVESTMENT — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $125,099)	125,099	125,099
TOTAL INVESTMENTS — 100.6% (Cost $1,759,391)		1,734,700
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(10,925)
NET ASSETS — 100.0%		$ 1,723,775
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$100,164	$1,509,437	$—	$1,609,601
Short-Term Investment	125,099	—	—	125,099
TOTAL INVESTMENTS	$225,263	$1,509,437	$—	$1,734,700
Sector Breakdown as of September 30, 2020

		% of Net Assets
	Financials	26.7%
	Industrials	21.9
	Health Care	12.1
	Materials	8.8
	Consumer Staples	8.5
	Consumer Discretionary	6.7
	Information Technology	5.6
	Communication Services	3.1
	Real Estate	0.0 *
	Short-Term Investment	7.2
	Liabilities in Excess of Other Assets	(0.6)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,937	$11,937	$531,235	$418,073	$—	$—	125,099	$125,099	$287
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.1%
CHINA — 90.3%
Alibaba Group Holding, Ltd. ADR (a)	4,683	$ 1,376,708
ANTA Sports Products, Ltd.	19,000	198,293
Baidu, Inc. ADR (a)	850	107,602
BeiGene, Ltd. ADR (a)	300	85,932
Centre Testing International Group Co., Ltd. Class A	5,700	20,666
China Construction Bank Corp. Class H	216,000	140,352
China Merchants Bank Co., Ltd. Class H	57,600	273,338
China Vanke Co., Ltd. Class H	20,800	63,937
CNOOC, Ltd.	43,000	41,361
Country Garden Holdings Co., Ltd.	43,000	53,244
Gree Electric Appliances, Inc. of Zhuhai Class A	15,100	119,317
GSX Techedu, Inc. ADR (a)	500	45,055
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)(b)	5,100	72,650
Industrial & Commercial Bank of China, Ltd. Class H	184,000	95,845
JD.com, Inc. ADR (a)	7,477	580,290
Jiangsu Hengrui Medicine Co., Ltd. Class A	8,400	111,604
Kweichow Moutai Co., Ltd. Class A	1,000	246,827
Longfor Group Holdings, Ltd. (b)	30,000	169,986
Meituan Dianping Class B (a)	10,200	321,315
Midea Group Co., Ltd. Class A	9,600	103,260
NetEase, Inc. ADR	800	363,736
NetEase, Inc.	3,700	66,432
Ping An Insurance Group Co. of China, Ltd. Class H	34,100	353,989
SG Micro Corp. Class A	1,100	48,718
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,500	77,111
Shenzhou International Group Holdings, Ltd.	2,800	47,681
TAL Education Group ADR (a)	1,942	147,670
Tencent Holdings, Ltd.	18,900	1,276,578
Venustech Group, Inc. Class A	36,200	185,075
Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	4,800	$ 157,051
WuXi AppTec Co., Ltd. Class H (b)	6,560	94,863
Wuxi Biologics Cayman, Inc. (a)(b)	4,500	110,287
		7,156,773
HONG KONG — 5.8%
AIA Group, Ltd.	24,400	242,540
China Mobile, Ltd.	13,500	86,661
Hong Kong Exchanges & Clearing, Ltd.	2,800	131,806
		461,007
TOTAL COMMON STOCKS (Cost $5,502,020)		7,617,780

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $241,461)	241,461	241,461
TOTAL INVESTMENTS — 99.2% (Cost $5,743,481)		7,859,241
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		64,823
NET ASSETS — 100.0%		$ 7,924,064
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,779,642	$4,838,138	$—	$7,617,780
Short-Term Investment	$ 241,461	—	—	241,461
TOTAL INVESTMENTS	$3,021,103	$4,838,138	$—	$7,859,241
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146	$146	$1,685,384	$1,444,069	$—	$—	241,461	$241,461	$511
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Defensive Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020, are disclosed in the Funds' Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.